Due to size constraints, this filing is being made in two related submissions.  This submission is the second of the two related submissions.

The accession number of the previous related submissions is as follows: 0000898745-19-000484

Principal Funds: Equity & Fixed-Income Funds Class A & C Shares

Semiannual Report

April 30, 2019

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Note: If your shares are not held directly with Principal Funds but through a brokerage firm, please contact your broker for electronic delivery options available.

Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Principal®

Rev. 01/2019

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-01

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group®
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information	

EE11865PFI-01 | 01/2019

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	62
Schedules of Investments	96
Financial Highlights (includes performance information)	278
Shareholder Expense Example	304
Supplemental Information	308

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Mike Beer
President, Principal Funds

Inflation has been subdued for so long, it’s no wonder investors think it will stay that way forever.

But the forces for disinflation are fading. This year’s soft inflation was likely related to last year’s world economic slowdown, which seems to be ending. Labor markets are tight and wage growth is accelerating in the United States as well as the United Kingdom, Europe, and Japan. As businesses regain some pricing power, those healthy wage gains will turn into moderately higher inflation. We expect the “lower for longer” consensus will slowly crumble over the next couple of years and a larger premium for future inflation will gradually creep back into long-term bond yields.

There were plenty of long-term investment trends to ride during the last decade. A transition, though, hints at a period without major trends. The U.S. Federal Reserve’s about-face in response to December’s market plunge intimates that it’s mitigating the downside. Stock market downdrafts may be somewhat limited in scope. Conversely, with U.S. equity valuations back to nosebleed levels, the upside may also be constrained. As we’ve been noting for more than a year, good financial returns may be hard to find.

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that’s broadly diversified both across and within asset classes. We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you realize your financial goals. 1 Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you’re investing for goals that are years down the road or closer at hand.

Mike Beer

President, Principal Funds

* All data cited, unless otherwise indicated from Bloomberg. Commentary taken from April 2019 Economic Insights by Robert F. Baur and the economic committee, available at principalfunds.com/commentary.

1 Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		California Municipal		Diversified
Amounts in thousands, except per share amounts		Fund	Core Plus Bond Fund	International Fund
Investment in securities--at cost		$413,807	$3,230,252	$10,141,771
Investment in affiliated Funds--at cost		$–	$135,401	$409,913
Foreign currency--at cost		$–	$822	$3,503
Assets
Investment in securities--at value		$427,684	$3,238,980	$11,444,986
Investment in affiliated Funds--at value		–	135,401	409,913
Foreign currency--at value		–	816	3,393
Cash		4,595	141	793
Deposits with counterparty		–	621	–
Receivables:
Dividends and interest		5,439	22,586	62,318
Expense reimbursement from Manager		4	162	972
Expense reimbursement from Distributor		–	3	4
Foreign currency contracts .		–	836	–
Fund shares sold		4,248	8,468	839
Investment securities sold		790	20,355	24,725
Variation margin on futures		–	159	–
Other assets		–	7	5
	Total Assets	442,760	3,428,535	11,947,948
Liabilities
Accrued management and investment advisory fees		157	1,297	7,887
Accrued administrative service fees		–	3	3
Accrued distribution fees		89	41	82
Accrued service fees		–	16	18
Accrued transfer agent fees		39	143	229
Accrued chief compliance officer fees		–	–	1
Accrued directors' expenses		2	4	23
Accrued professional fees		16	28	21
Accrued other expenses		7	39	587
Deposits from counterparty		–	620	–
Payables:
Dividends payable		1,015	8,165	–
Foreign currency contracts		–	281	–
Fund shares redeemed		418	5,201	8,162
Interest expense and fees payable		64	–	–
Investment securities purchased		2,991	286,619	23,129
Variation margin on futures		–	18	–
Variation margin on swaps		–	23	–
Floating rate notes issued		6,554	–	–
	Total Liabilities	11,352	302,498	40,142
Net Assets Applicable to Outstanding Shares		$431,408	$3,126,037	$11,907,806
Net Assets Consist of:
Capital shares and additional paid-in-capital		$429,171	$3,200,216	$10,870,289
Total distributable earnings (accumulated loss)		2,237	(74,179)	1,037,517
	Total Net Assets	$431,408	$3,126,037	$11,907,806

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

	California Municipal				Diversified
Amounts in thousands, except per share amounts	Fund		Core Plus Bond Fund		International Fund
Capital Stock (par value: $.01 per share):
Shares authorized	450,000		985,000		2,075,000
Net Asset Value Per Share:
Class A: Net Assets	$300,928		$85,914		$223,350
Shares Issued and Outstanding	28,671		8,009		18,165
Net Asset Value per share	$10.50		$10.73		$12.30
Maximum Offering Price	$10.91		$11.15		$13.02
Class C: Net Assets	$34,772		N/A		$12,115
Shares Issued and Outstanding	3,306				984
Net Asset Value per share	$10.52	(a)			$12.31	(a)
Class J: Net Assets	N/A		$133,731		$157,903
Shares Issued and Outstanding			12,380		13,007
Net Asset Value per share			$10.80	(a)	$12.14	(a)
Institutional: Net Assets	$95,708		$2,830,321		$308,855
Shares Issued and Outstanding	9,113		264,017		25,282
Net Asset Value per share	$10.50		$10.72		$12.22
R-1: Net Assets	N/A		$4,339		$4,012
Shares Issued and Outstanding			405		327
Net Asset Value per share			$10.72		$12.26
R-2: Net Assets	N/A		$3,993		$3,871
Shares Issued and Outstanding			376		317
Net Asset Value per share			$10.61		$12.22
R-3: Net Assets	N/A		$17,425		$14,853
Shares Issued and Outstanding			1,636		1,211
Net Asset Value per share			$10.65		$12.26
R-4: Net Assets	N/A		$10,173		$18,811
Shares Issued and Outstanding			936		1,514
Net Asset Value per share			$10.87		$12.42
R-5: Net Assets	N/A		$40,141		$45,192
Shares Issued and Outstanding			3,763		3,648
Net Asset Value per share			$10.67		$12.39
R-6: Net Assets	N/A		N/A		$11,118,844
Shares Issued and Outstanding					910,151
Net Asset Value per share					$12.22

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		Finisterre
		Unconstrained
		Emerging Markets	Global Diversified
Amounts in thousands, except per share amounts	Equity Income Fund	Bond Fund	Income Fund
Investment in securities--at cost	$4,486,184	$105,986	$7,428,256
Investment in affiliated Funds--at cost	$110,759	$–	$171,921
Foreign currency--at cost	$–	$240	$3,211
Assets
Investment in securities--at value	$7,303,138	$106,344	$7,452,454
Investment in affiliated Funds--at value	110,759	–	171,921
Foreign currency--at value	–	241	3,183
Cash	3	3,602	3,068
Deposits with counterparty	–	4,411	2,583
Receivables:
Dividends and interest	18,089	1,040	89,143
Expense reimbursement from Manager	38	2	818
Expense reimbursement from Distributor	2	–	–
Foreign currency contracts .	–	267	618
Fund shares sold	2,616	69	9,917
Investment securities sold	–	–	61,403
OTC swap agreements--at value (premiums paid $0, $1,682 and $354)	–	2,167	609
Variation margin on swaps	–	–	10
Other assets	30	–	–
Total Assets	7,434,675	118,143	7,795,727
Liabilities
Accrued management and investment advisory fees	3,024	71	4,581
Accrued administrative service fees	6	–	–
Accrued distribution fees	377	–	1,590
Accrued service fees	49	–	–
Accrued transfer agent fees	443	2	1,607
Accrued chief compliance officer fees	–	–	2
Accrued directors' expenses	12	1	9
Accrued professional fees	19	18	50
Accrued other expenses	15	12	622
Deposits from counterparty	–	–	700
Payables:
Foreign currency contracts	–	110	2,753
Fund shares redeemed	7,359	–	6,869
Investment securities purchased	–	1,546	69,239
OTC swap agreements--at value (premiums received $0, $1,148 and $0)	–	1,415	–
Unrealized loss on unfunded loan commitments	–	–	7
Total Liabilities	11,304	3,175	88,029
Net Assets Applicable to Outstanding Shares	$7,423,371	$114,968	$7,707,698
Net Assets Consist of:
Capital shares and additional paid-in-capital	$4,539,817	$115,305	$8,091,199
Total distributable earnings (accumulated loss)	2,883,554	(337)	(383,501)
Total Net Assets	$7,423,371	$114,968	$7,707,698

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

			Finisterre
			Unconstrained
			Emerging Markets	Global Diversified
Amounts in thousands, except per share amounts	Equity Income Fund		Bond Fund	Income Fund
Capital Stock (par value: $.01 per share):
Shares authorized	1,600,000		200,000	1,950,000
Net Asset Value Per Share:
Class A: Net Assets	$1,161,697		$1,377	$1,387,723
Shares Issued and Outstanding	36,466		138	102,134
Net Asset Value per share	$31.86		$9.98	$13.59
Maximum Offering Price	$33.71		$10.37	$14.12
Class C: Net Assets	$149,217		N/A	$1,579,787
Shares Issued and Outstanding	4,817			117,035
Net Asset Value per share	$30.98	(a)		$13.50	(a)
Class J: Net Assets	$66,654		N/A	N/A
Shares Issued and Outstanding	2,090
Net Asset Value per share	$31.89	(a)
Institutional: Net Assets	$5,803,322		$113,591	$4,522,876
Shares Issued and Outstanding	181,867		11,339	334,486
Net Asset Value per share	$31.91		$10.02	$13.52
R-1: Net Assets	$3,142		N/A	N/A
Shares Issued and Outstanding	99
Net Asset Value per share	$31.71
R-2: Net Assets	$5,113		N/A	N/A
Shares Issued and Outstanding	161
Net Asset Value per share	$31.85
R-3: Net Assets	$36,713		N/A	N/A
Shares Issued and Outstanding	1,156
Net Asset Value per share	$31.75
R-4: Net Assets	$36,942		N/A	N/A
Shares Issued and Outstanding	1,161
Net Asset Value per share	$31.82
R-5: Net Assets	$160,571		N/A	N/A
Shares Issued and Outstanding	5,039
Net Asset Value per share	$31.86
R-6: Net Assets	N/A		N/A	$217,312
Shares Issued and Outstanding				16,084
Net Asset Value per share				$13.51

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		Global Real Estate	Government & High
Amounts in thousands, except per share amounts		Securities Fund	Quality Bond Fund	High Yield Fund
Investment in securities--at cost		$3,196,289	$1,477,591	$2,928,403
Investment in affiliated Funds--at cost		$23,301	$39,796	$78,036
Foreign currency--at cost		$9,391	$–	$–
Assets
Investment in securities--at value		$3,581,553	$1,459,411	$2,840,503
Investment in affiliated Funds--at value		23,301	39,796	78,036
Foreign currency--at value		9,432	–	–
Cash		–	–	13
Receivables:
Dividends and interest		9,063	6,022	43,480
Expense reimbursement from Manager		303	17	67
Expense reimbursement from Distributor		–	3	–
Fund shares sold		227,674	3,946	15,872
Investment securities sold		16,012	11,014	23,020
Other assets		–	19	–
Prepaid expenses		–	7	–
	Total Assets	3,867,338	1,520,235	3,000,991
Liabilities
Accrued management and investment advisory fees		2,541	611	1,229
Accrued administrative service fees		–	2	–
Accrued distribution fees		49	71	314
Accrued service fees		–	10	–
Accrued transfer agent fees		903	132	830
Accrued directors' expenses		3	4	3
Accrued professional fees		21	18	26
Accrued other expenses		142	–	153
Cash overdraft		–	11	–
Deposits from counterparty		–	–	–
Payables:
Dividends payable		–	3,359	13,999
Fund shares redeemed		1,692	853	6,727
Investment securities purchased		36,358	20,377	40,313
	Total Liabilities	41,709	25,448	63,594
Net Assets Applicable to Outstanding Shares		$3,825,629	$1,494,787	$2,937,397
Net Assets Consist of:
Capital shares and additional paid-in-capital		$3,438,471	$1,600,284	$3,156,536
Total distributable earnings (accumulated loss)		387,158	(105,497)	(219,139)
	Total Net Assets	$3,825,629	$1,494,787	$2,937,397

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

	Global Real Estate		Government & High
Amounts in thousands, except per share amounts	Securities Fund		Quality Bond Fund		High Yield Fund
Capital Stock (par value: $.01 per share):
Shares authorized	1,050,000		1,025,000		1,550,000
Net Asset Value Per Share:
Class A: Net Assets	$110,127		$222,757		$701,332
Shares Issued and Outstanding	11,738		21,738		97,507
Net Asset Value per share	$9.38		$10.25		$7.20
Maximum Offering Price	$9.93		$10.49		$7.48
Class C: Net Assets	$31,717		$31,708		$205,172
Shares Issued and Outstanding	3,504		3,095		28,211
Net Asset Value per share	$9.05	(a)	$10.25	(a)	$7.28	(a)
Class J: Net Assets	N/A		$102,588		N/A
Shares Issued and Outstanding			9,986
Net Asset Value per share			$10.27	(a)
Institutional: Net Assets	$2,757,874		$1,089,577		$1,534,907
Shares Issued and Outstanding	273,185		106,158		214,944
Net Asset Value per share	$10.10		$10.26		$7.14
R-1: Net Assets	N/A		$2,622		N/A
Shares Issued and Outstanding			255
Net Asset Value per share			$10.27
R-2: Net Assets	N/A		$4,149		N/A
Shares Issued and Outstanding			404
Net Asset Value per share			$10.27
R-3: Net Assets	$289		$9,796		N/A
Shares Issued and Outstanding	29		954
Net Asset Value per share	$10.08		$10.27
R-4: Net Assets	$40		$9,129		N/A
Shares Issued and Outstanding	4		888
Net Asset Value per share	$10.08		$10.28
R-5: Net Assets	$21		$22,461		N/A
Shares Issued and Outstanding	2		2,185
Net Asset Value per share	$10.10		$10.28
R-6: Net Assets	$925,561		N/A		$495,986
Shares Issued and Outstanding	91,669				69,471
Net Asset Value per share	$10.10				$7.14

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

			Inflation Protection
Amounts in thousands, except per share amounts	High Yield Fund I	Income Fund	Fund
Investment in securities--at cost	$3,400,243	$2,810,299	$1,570,372
Investment in affiliated Funds--at cost	$69,870	$79,183	$15,541
Foreign currency--at cost	$–	$–	$2,732
Assets
Investment in securities--at value	$3,396,979	$2,843,488	$1,586,298
Investment in affiliated Funds--at value	69,870	79,183	15,541
Foreign currency--at value	–	–	2,737
Cash	1,352	–	–
Deposits with counterparty	7,895	–	5,604
Receivables:
Dividends and interest	51,743	24,639	2,971
Expense reimbursement from Manager	2	7	3
Expense reimbursement from Distributor	–	2	–
Foreign currency contracts .	–	–	1,668
Fund shares sold	98	9,744	107
Investment securities sold	11,019	–	27,226
Variation margin on futures	–	–	390
Variation margin on swaps	–	–	1,103
Total Assets	3,538,958	2,957,063	1,643,648
Liabilities
Accrued management and investment advisory fees	1,772	1,160	492
Accrued administrative service fees	–	6	1
Accrued distribution fees	1	114	5
Accrued service fees	–	20	3
Accrued transfer agent fees	13	165	11
Accrued directors' expenses	1	3	3
Accrued professional fees	25	20	18
Accrued other expenses	1	21	14
Cash overdraft	–	–	16
Deposits from counterparty	–	–	1,723
Payables:
Dividends payable	–	8,219	–
Foreign currency contracts	–	–	452
Fund shares redeemed	3,569	2,560	1,780
Investment securities purchased	10,082	–	45,247
Options and swaptions contracts written (premiums received $0, $0 and $6,936)	–	–	5,872
Unrealized loss on unfunded loan commitments	4	–	–
Variation margin on futures	–	–	245
Variation margin on swaps	–	–	1,156
Total Liabilities	15,468	12,288	57,038
Net Assets Applicable to Outstanding Shares	$3,523,490	$2,944,775	$1,586,610
Net Assets Consist of:
Capital shares and additional paid-in-capital	$3,609,321	$2,963,312	$1,634,286
Total distributable earnings (accumulated loss)	(85,831)	(18,537)	(47,676)
Total Net Assets	$3,523,490	$2,944,775	$1,586,610

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

				Inflation Protection
Amounts in thousands, except per share amounts	High Yield Fund I	Income Fund		Fund
Capital Stock (par value: $.01 per share):
Shares authorized	600,000	1,300,000		950,000
Net Asset Value Per Share:
Class A: Net Assets	$6,225	$241,490		$11,110
Shares Issued and Outstanding	650	25,518		1,345
Net Asset Value per share	$9.57	$9.46		$8.26
Maximum Offering Price	$9.94	$9.68		$8.58
Class C: Net Assets	N/A	$49,645		N/A
Shares Issued and Outstanding		5,213
Net Asset Value per share		$9.52	(a)
Class J: Net Assets	N/A	$91,028		$6,091
Shares Issued and Outstanding		9,594		757
Net Asset Value per share		$9.49	(a)	$8.05	(a)
Institutional: Net Assets	$3,517,265	$458,343		$1,557,211
Shares Issued and Outstanding	367,265	48,282		184,473
Net Asset Value per share	$9.58	$9.49		$8.44
R-1: Net Assets	N/A	$15,056		$1,098
Shares Issued and Outstanding		1,586		139
Net Asset Value per share		$9.50		$7.89
R-2: Net Assets	N/A	$2,246		$509
Shares Issued and Outstanding		236		64
Net Asset Value per share		$9.51		$7.96
R-3: Net Assets	N/A	$28,190		$6,227
Shares Issued and Outstanding		2,964		771
Net Asset Value per share		$9.51		$8.07
R-4: Net Assets	N/A	$18,089		$1,212
Shares Issued and Outstanding		1,903		148
Net Asset Value per share		$9.50		$8.19
R-5: Net Assets	N/A	$34,659		$3,152
Shares Issued and Outstanding		3,654		381
Net Asset Value per share		$9.48		$8.28
R-6: Net Assets	N/A	$2,006,029		N/A
Shares Issued and Outstanding		211,519
Net Asset Value per share		$9.48

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		International Emerging		LargeCap Growth
Amounts in thousands, except per share amounts		Markets Fund	International Fund I	Fund
Investment in securities--at cost		$650,510	$336,096	$438,643
Investment in affiliated Funds--at cost		$9,294	$2,604	$13,450
Foreign currency--at cost		$4,110	$41	$–
Assets
Investment in securities--at value		$721,599	$381,051	$560,383
Investment in affiliated Funds--at value		9,294	2,604	13,450
Foreign currency--at value		4,120	42	–
Cash		89	–	21
Receivables:
Dividends and interest		971	1,860	243
Expense reimbursement from Manager		127	58	–
Expense reimbursement from Distributor		2	–	2
Foreign tax refund		491	–	–
Fund shares sold		170	111	226
Investment securities sold		11,273	–	7,396
Other assets		–	–	12
	Total Assets	748,136	385,726	581,733
Liabilities
Accrued management and investment advisory fees		770	284	315
Accrued administrative service fees		2	1	2
Accrued distribution fees		40	4	93
Accrued service fees		6	3	12
Accrued transfer agent fees		102	35	164
Accrued directors' expenses		2	2	2
Accrued professional fees		13	28	16
Accrued other expenses		153	10	59
Deposits from counterparty		–	–	–
Payables:
Deferred foreign tax		279	–	–
Expense reimbursement to Manager		–	–	1
Fund shares redeemed		699	1,531	482
Investment securities purchased		18,077	–	9,697
	Total Liabilities	20,143	1,898	10,843
Net Assets Applicable to Outstanding Shares		$727,993	$383,828	$570,890
Net Assets Consist of:
Capital shares and additional paid-in-capital		$672,671	$345,773	$460,525
Total distributable earnings (accumulated loss)		55,322	38,055	110,365
	Total Net Assets	$727,993	$383,828	$570,890

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

	International Emerging			LargeCap Growth
Amounts in thousands, except per share amounts	Markets Fund		International Fund I	Fund
Capital Stock (par value: $.01 per share):
Shares authorized	875,000		700,000	1,110,000
Net Asset Value Per Share:
Class A: Net Assets	$84,223		$10,038	$392,137
Shares Issued and Outstanding	3,287		702	67,049
Net Asset Value per share	$25.62		$14.30	$5.85
Maximum Offering Price	$27.11		$15.13	$6.19
Class C: Net Assets	$9,510		N/A	N/A
Shares Issued and Outstanding	391
Net Asset Value per share	$24.30	(a)
Class J: Net Assets	$96,579		N/A	$81,276
Shares Issued and Outstanding	3,919			16,020
Net Asset Value per share	$24.64	(a)		$5.07	(a)
Institutional: Net Assets	$109,746		$134,506	$40,246
Shares Issued and Outstanding	4,332		9,360	6,169
Net Asset Value per share	$25.34		$14.37	$6.52
R-1: Net Assets	$2,203		$1,943	$3,792
Shares Issued and Outstanding	87		135	742
Net Asset Value per share	$25.31		$14.35	$5.11
R-2: Net Assets	$1,965		$1,868	$1,217
Shares Issued and Outstanding	78		130	226
Net Asset Value per share	$25.19		$14.42	$5.39
R-3: Net Assets	$6,102		$3,090	$5,929
Shares Issued and Outstanding	241		215	877
Net Asset Value per share	$25.34		$14.36	$6.76
R-4: Net Assets	$5,671		$4,847	$5,129
Shares Issued and Outstanding	223		338	760
Net Asset Value per share	$25.44		$14.36	$6.75
R-5: Net Assets	$12,668		$3,151	$41,164
Shares Issued and Outstanding	498		219	6,223
Net Asset Value per share	$25.42		$14.36	$6.62
R-6: Net Assets	$399,326		$224,385	N/A
Shares Issued and Outstanding	15,751		15,624
Net Asset Value per share	$25.35		$14.36

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		LargeCap Growth	LargeCap S&P 500
Amounts in thousands, except per share amounts		Fund I	Index Fund	MidCap Fund
Investment in securities--at cost		$5,679,227	$3,131,396	$10,475,163
Investment in affiliated Funds--at cost		$207,578	$148,863	$938
Assets
Investment in securities--at value		$8,835,390	$5,881,386	$16,102,657
Investment in affiliated Funds--at value		207,680	148,863	938
Cash		–	–	166
Deposits with counterparty		2,722	6,558	–
Receivables:
Dividends and interest		1,564	5,312	2,728
Expense reimbursement from Manager		118	1	–
Expense reimbursement from Distributor		5	17	8
Fund shares sold		1,128	3,224	16,092
Investment securities sold		3,108	–	19,232
Variation margin on futures		124	299	–
Other assets		–	3	6
	Total Assets	9,051,839	6,045,663	16,141,827
Liabilities
Accrued management and investment advisory fees		4,404	732	7,547
Accrued administrative service fees		14	24	36
Accrued distribution fees		66	250	626
Accrued service fees		101	142	135
Accrued transfer agent fees		457	234	2,950
Accrued chief compliance officer fees		–	–	1
Accrued directors' expenses		9	7	15
Accrued professional fees		22	20	29
Accrued other expenses		13	69	666
Deposits from counterparty		–	–	–
Payables:
Expense reimbursement to Manager		–	–	29
Fund shares redeemed		9,071	6,744	22,046
Investment securities purchased		10,751	–	19,454
	Total Liabilities	24,908	8,222	53,534
Net Assets Applicable to Outstanding Shares		$9,026,931	$6,037,441	$16,088,293
Net Assets Consist of:
Capital shares and additional paid-in-capital		$5,424,968	$3,230,144	$10,051,181
Total distributable earnings (accumulated loss)		3,601,963	2,807,297	6,037,112
	Total Net Assets	$9,026,931	$6,037,441	$16,088,293

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

	LargeCap Growth		LargeCap S&P 500
Amounts in thousands, except per share amounts	Fund I		Index Fund		MidCap Fund
Capital Stock (par value: $.01 per share):
Shares authorized	1,495,000		950,000		1,650,000
Net Asset Value Per Share:
Class A: Net Assets	$47,018		$426,496		$1,609,226
Shares Issued and Outstanding	3,119		23,205		57,766
Net Asset Value per share	$15.07		$18.38		$27.86
Maximum Offering Price	$15.95		$18.66		$29.48
Class C: Net Assets	N/A		$66,774		$251,282
Shares Issued and Outstanding			3,721		10,124
Net Asset Value per share			$17.94	(a)	$24.82	(a)
Class J: Net Assets	$200,885		$689,338		$312,171
Shares Issued and Outstanding	16,005		37,910		11,667
Net Asset Value per share	$12.55	(a)	$18.18	(a)	$26.76	(a)
Institutional: Net Assets	$2,377,966		$4,158,540		$11,253,106
Shares Issued and Outstanding	152,289		226,390		393,509
Net Asset Value per share	$15.61		$18.37		$28.60
R-1: Net Assets	$7,991		$15,354		$92,771
Shares Issued and Outstanding	611		837		3,626
Net Asset Value per share	$13.08		$18.33		$25.59
R-2: Net Assets	$8,704		$21,537		$24,065
Shares Issued and Outstanding	684		1,165		923
Net Asset Value per share	$12.73		$18.49		$26.07
R-3: Net Assets	$100,518		$186,833		$95,974
Shares Issued and Outstanding	7,176		10,147		3,533
Net Asset Value per share	$14.01		$18.41		$27.17
R-4: Net Assets	$87,259		$150,214		$98,562
Shares Issued and Outstanding	6,089		8,135		3,474
Net Asset Value per share	$14.33		$18.47		$28.37
R-5: Net Assets	$288,012		$322,355		$356,689
Shares Issued and Outstanding	19,244		17,296		12,654
Net Asset Value per share	$14.97		$18.64		$28.19
R-6: Net Assets	$5,908,578		N/A		$1,994,447
Shares Issued and Outstanding	378,703				69,834
Net Asset Value per share	$15.60				$28.56

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

				Principal Capital
Amounts in thousands, except per share amounts		MidCap Value Fund I	Money Market Fund	Appreciation Fund
Investment in securities--at cost		$2,343,505	$503,390	$967,478
Investment in affiliated Funds--at cost		$53,802	$–	$47,625
Assets
Investment in securities--at value		$2,477,559	$503,390	$1,794,158
Investment in affiliated Funds--at value		53,817	–	47,625
Cash		76	16	–
Deposits with counterparty		527	–	–
Receivables:
Dividends and interest		1,353	233	1,167
Expense reimbursement from Manager		64	22	25
Expense reimbursement from Distributor		3	33	–
Fund shares sold		343	1,953	328
Investment securities sold		12,898	–	13,258
Variation margin on futures		15	–	–
Other assets		–	26	5
	Total Assets	2,546,655	505,673	1,856,566
Liabilities
Accrued management and investment advisory fees		936	167	714
Accrued administrative service fees		2	–	3
Accrued distribution fees		22	33	241
Accrued service fees		12	–	16
Accrued transfer agent fees		115	117	242
Accrued directors' expenses		4	2	3
Accrued professional fees		27	18	17
Accrued other expenses		35	53	9
Deposits from counterparty		–	–	–
Payables:
Dividends payable		–	836	–
Fund shares redeemed		2,169	1,336	1,780
Investment securities purchased		11,644	–	9,394
	Total Liabilities	14,966	2,562	12,419
Net Assets Applicable to Outstanding Shares		$2,531,689	$503,111	$1,844,147
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,389,914	$503,015	$918,737
Total distributable earnings (accumulated loss)		141,775	96	925,410
	Total Net Assets	$2,531,689	$503,111	$1,844,147

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

					Principal Capital
Amounts in thousands, except per share amounts	MidCap Value Fund I		Money Market Fund		Appreciation Fund
Capital Stock (par value: $.01 per share):
Shares authorized	825,000		5,800,000		850,000
Net Asset Value Per Share:
Class A: Net Assets	$25,618		$240,405		$988,709
Shares Issued and Outstanding	1,830		240,360		20,584
Net Asset Value per share	$14.00		$1.00		$48.03
Maximum Offering Price	$14.81		$1.00		$50.83
Class C: Net Assets	N/A		N/A		$42,704
Shares Issued and Outstanding					1,327
Net Asset Value per share					$32.18	(a)
Class J: Net Assets	$157,857		$262,706		N/A
Shares Issued and Outstanding	11,411		262,655
Net Asset Value per share	$13.83	(a)	$1.00	(a)
Institutional: Net Assets	$211,195		N/A		$733,920
Shares Issued and Outstanding	15,108				14,861
Net Asset Value per share	$13.98				$49.38
R-1: Net Assets	$3,306		N/A		$2,196
Shares Issued and Outstanding	247				46
Net Asset Value per share	$13.38				$48.01
R-2: Net Assets	$3,411		N/A		$2,814
Shares Issued and Outstanding	252				58
Net Asset Value per share	$13.53				$48.19
R-3: Net Assets	$15,340		N/A		$16,783
Shares Issued and Outstanding	1,112				349
Net Asset Value per share	$13.80				$48.13
R-4: Net Assets	$12,813		N/A		$16,196
Shares Issued and Outstanding	927				333
Net Asset Value per share	$13.83				$48.67
R-5: Net Assets	$31,852		N/A		$40,825
Shares Issued and Outstanding	2,292				835
Net Asset Value per share	$13.90				$48.90
R-6: Net Assets	$2,070,297		N/A		N/A
Shares Issued and Outstanding	147,849
Net Asset Value per share	$14.00

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		Real Estate Securities	Short-Term Income
Amounts in thousands, except per share amounts		Fund	Fund	SmallCap Fund
Investment in securities--at cost		$3,324,734	$4,708,296	$566,625
Investment in affiliated Funds--at cost		$33,335	$90,634	$21,498
Assets
Investment in securities--at value		$4,417,190	$4,731,838	$672,569
Investment in affiliated Funds--at value		33,335	90,634	21,498
Cash		13	7	–
Receivables:
Dividends and interest		959	24,297	88
Expense reimbursement from Manager		52	–	4
Expense reimbursement from Distributor		4	3	5
Fund shares sold		9,576	16,760	297
Investment securities sold		–	–	565
Other assets		–	–	1
	Total Assets	4,461,129	4,863,539	695,027
Liabilities
Accrued management and investment advisory fees		2,913	1,599	417
Accrued administrative service fees		7	1	3
Accrued distribution fees		137	105	102
Accrued service fees		46	7	13
Accrued transfer agent fees		664	147	127
Accrued directors' expenses		6	9	2
Accrued professional fees		18	20	15
Accrued other expenses		40	35	56
Deposits from counterparty		–	–	–
Payables:
Dividends payable		–	9,895	–
Fund shares redeemed		2,877	4,550	488
Investment securities purchased		2,353	28,702	1,547
	Total Liabilities	9,061	45,070	2,770
Net Assets Applicable to Outstanding Shares		$4,452,068	$4,818,469	$692,257
Net Assets Consist of:
Capital shares and additional paid-in-capital		$3,334,447	$4,820,399	$575,743
Total distributable earnings (accumulated loss)		1,117,621	(1,930)	116,514
	Total Net Assets	$4,452,068	$4,818,469	$692,257

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

	Real Estate Securities		Short-Term Income
Amounts in thousands, except per share amounts	Fund		Fund		SmallCap Fund

Capital Stock (par value: $.01 per share):
Shares authorized	875,000		895,000		700,000
Net Asset Value Per Share:
Class A: Net Assets	$305,152		$293,640		$232,784
Shares Issued and Outstanding	11,890		24,127		11,019
Net Asset Value per share	$25.66		$12.17		$21.13
Maximum Offering Price	$27.15		$12.45		$22.36
Class C: Net Assets	$47,654		$58,674		$30,192
Shares Issued and Outstanding	1,893		4,818		1,625
Net Asset Value per share	$25.18	(a)	$12.18	(a)	$18.57	(a)
Class J: Net Assets	$163,661		$127,470		$199,742
Shares Issued and Outstanding	6,574		10,479		9,950
Net Asset Value per share	$24.89	(a)	$12.16	(a)	$20.07	(a)
Institutional: Net Assets	$2,120,065		$4,305,743		$96,871
Shares Issued and Outstanding	82,520		353,978		4,233
Net Asset Value per share	$25.69		$12.16		$22.88
R-1: Net Assets	$4,014		$545		$2,555
Shares Issued and Outstanding	158		45		129
Net Asset Value per share	$25.34		$12.17		$19.85
R-2: Net Assets	$13,785		$1,575		$3,622
Shares Issued and Outstanding	566		129		180
Net Asset Value per share	$24.37		$12.17		$20.12
R-3: Net Assets	$39,611		$13,839		$11,290
Shares Issued and Outstanding	1,584		1,137		536
Net Asset Value per share	$25.01		$12.17		$21.07
R-4: Net Assets	$35,181		$2,683		$26,852
Shares Issued and Outstanding	1,423		221		1,218
Net Asset Value per share	$24.73		$12.16		$22.04
R-5: Net Assets	$130,675		$14,300		$21,134
Shares Issued and Outstanding	5,274		1,175		934
Net Asset Value per share	$24.78		$12.17		$22.62
R-6: Net Assets	$1,592,270		N/A		$67,215
Shares Issued and Outstanding	61,987				2,939
Net Asset Value per share	$25.69				$22.87

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		SmallCap Value Fund
Amounts in thousands, except per share amounts		II	Tax-Exempt Bond Fund
Investment in securities--at cost		$980,477	$431,119
Investment in affiliated Funds--at cost		$45,210	$–
Assets
Investment in securities--at value		$1,051,677	$441,862
Investment in affiliated Funds--at value		45,242	–
Cash		–	6,494
Deposits with counterparty		153	–
Receivables:
Dividends and interest		333	5,975
Expense reimbursement from Manager		43	7
Expense reimbursement from Distributor		1	–
Fund shares sold		122	2,490
Investment securities sold		3,270	414
Other assets		–	9
	Total Assets	1,100,841	457,251
Liabilities
Accrued management and investment advisory fees		882	158
Accrued administrative service fees		1	–
Accrued distribution fees		7	88
Accrued service fees		8	–
Accrued transfer agent fees		57	42
Accrued directors' expenses		2	1
Accrued professional fees		17	16
Accrued other expenses		39	8
Deposits from counterparty		–	–
Payables:
Dividends payable		–	1,116
Fund shares redeemed		1,022	410
Interest expense and fees payable		–	83
Investment securities purchased		2,624	9,010
Variation margin on futures		19	–
Floating rate notes issued		–	12,823
	Total Liabilities	4,678	23,755
Net Assets Applicable to Outstanding Shares		$1,096,163	$433,496
Net Assets Consist of:
Capital shares and additional paid-in-capital		$1,060,392	$429,285
Total distributable earnings (accumulated loss)		35,771	4,211
	Total Net Assets	$1,096,163	$433,496

See accompanying notes.

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

	SmallCap Value Fund
Amounts in thousands, except per share amounts	II		Tax-Exempt Bond Fund
Capital Stock (par value: $.01 per share):
Shares authorized	775,000		450,000
Net Asset Value Per Share:
Class A: Net Assets	$7,813		$302,933
Shares Issued and Outstanding	744		41,828
Net Asset Value per share	$10.50		$7.24
Maximum Offering Price	$11.11		$7.52
Class C: Net Assets	N/A		$31,999
Shares Issued and Outstanding			4,404
Net Asset Value per share			$7.27	(a)
Class J: Net Assets	$17,735		N/A
Shares Issued and Outstanding	1,721
Net Asset Value per share	$10.31	(a)
Institutional: Net Assets	$139,442		$98,564
Shares Issued and Outstanding	13,104		13,598
Net Asset Value per share	$10.64		$7.25
R-1: Net Assets	$921		N/A
Shares Issued and Outstanding	98
Net Asset Value per share	$9.44
R-2: Net Assets	$1,689		N/A
Shares Issued and Outstanding	175
Net Asset Value per share	$9.66
R-3: Net Assets	$8,054		N/A
Shares Issued and Outstanding	796
Net Asset Value per share	$10.12
R-4: Net Assets	$4,906		N/A
Shares Issued and Outstanding	476
Net Asset Value per share	$10.30
R-5: Net Assets	$21,405		N/A
Shares Issued and Outstanding	2,052
Net Asset Value per share	$10.43
R-6: Net Assets	$894,198		N/A
Shares Issued and Outstanding	84,100
Net Asset Value per share	$10.63

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

	California Municipal			Diversified
Amounts in thousands		Fund	Core Plus Bond Fund(a)	International Fund(b)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$–	$1,399	$2,614
Dividends		1	214	166,646
Withholding tax		–	–	(15,307)
Interest		8,537	58,970	32
	Total Income	8,538	60,583	153,985
Expenses:
Management and investment advisory fees		908	7,869	44,544
Distribution fees - Class A		353	102	266
Distribution fees - Class C		165	13	65
Distribution fees - Class J		N/A	98	114
Distribution fees - R-1		N/A	8	7
Distribution fees - R-2		N/A	6	6
Distribution fees - R-3		N/A	21	19
Distribution fees - R-4		N/A	5	11
Administrative service fees - R-1		N/A	6	6
Administrative service fees - R-2		N/A	4	4
Administrative service fees - R-3		N/A	6	5
Administrative service fees - R-4		N/A	1	3
Administrative service fees - R-5		N/A	2	2
Registration fees - Class A		9	8	10
Registration fees - Class C		8	3	7
Registration fees - Class J		N/A	7	7
Registration fees - Institutional		9	11	12
Registration fees - R-6		N/A	N/A	3
Service fees - R-1		N/A	5	5
Service fees - R-2		N/A	5	5
Service fees - R-3		N/A	20	18
Service fees - R-4		N/A	13	28
Service fees - R-5		N/A	51	53
Shareholder meeting expense - Class A		2	3	8
Shareholder meeting expense - Class J		N/A	5	5
Shareholder meeting expense - Institutional		1	–	1
Shareholder reports - Class A		4	16	35
Shareholder reports - Class C		1	–	3
Shareholder reports - Class J		N/A	45	46
Shareholder reports - Institutional		1	1	2
Transfer agent fees - Class A		73	88	230
Transfer agent fees - Class C		13	4	19
Transfer agent fees - Class J		N/A	132	145
Transfer agent fees - Institutional		32	138	126
Chief compliance officer expenses		–	2	7
Custodian fees		–	22	797
Directors' expenses		5	34	120
Interest expense and fees		80	–	–
Professional fees		17	27	61
Other expenses		5	13	43
	Total Gross Expenses	1,686	8,794	46,848
Less: Reimbursement from Manager		–	933	3,694
Less: Reimbursement from Manager - Class A		–	42	–
Less: Reimbursement from Manager - Class C		–	3	14
Less: Reimbursement from Manager - Institutional		23	–	–
Less: Reimbursement from Distributor - Class J		N/A	20	23
	Total Net Expenses	1,663	7,796	43,117
	Net Investment Income (Loss)	6,875	52,787	110,868

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

California Municipal			Diversified
Amounts in thousands	Fund	Core Plus Bond Fund(a)	International Fund(b)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures and Swap agreements
Net realized gain (loss) from:
Investment transactions	(1,131)	(14,122)	(281,477)
Foreign currency contracts	–	664	–
Foreign currency transactions	–	(30)	(4,337)
Futures contracts	–	290	–
Swap agreements	–	(3,162)	–
Net change in unrealized appreciation/depreciation of:
Investments	16,156	127,023	963,509
Foreign currency contracts	–	(186)	–
Futures contracts	–	955	–
Swap agreements	–	(2,951)	–
Translation of assets and liabilities in foreign currencies	–	31	29
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures
and Swap agreements	15,025	108,512	677,724
Net Increase (Decrease) in Net Assets Resulting from Operations$	21,900	$161,299	$788,592

(a)	Class C shares discontinued operations and converted to ClassAshares on January 11, 2019.
(b)	Class R-6 commenced operations on March 1, 2019.

See accompanying notes.

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

			Finisterre
			Unconstrained
			Emerging Markets	Global Diversified
Amounts in thousands	Equity Income Fund		Bond Fund	Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$1,097	$–	$2,574
Dividends		104,598	13	24,536
Withholding tax		(2,965)	(20)	(1,220)
Interest		18	1,400	222,612
	Total Income	102,748	1,393	248,502
Expenses:
Management and investment advisory fees		17,573	240	27,930
Distribution fees - Class A		1,368	2	1,726
Distribution fees - Class C		789	N/A	8,138
Distribution fees - Class J		46	N/A	N/A
Distribution fees - R-1		5	N/A	N/A
Distribution fees - R-2		7	N/A	N/A
Distribution fees - R-3		47	N/A	N/A
Distribution fees - R-4		17	N/A	N/A
Administrative service fees - R-1		4	N/A	N/A
Administrative service fees - R-2		5	N/A	N/A
Administrative service fees - R-3		13	N/A	N/A
Administrative service fees - R-4		5	N/A	N/A
Administrative service fees - R-5		6	N/A	N/A
Registration fees - Class A		17	9	27
Registration fees - Class C		9	N/A	18
Registration fees - Class J		11	N/A	N/A
Registration fees - Institutional		35	9	59
Registration fees - R-6		N/A	N/A	10
Service fees - R-1		3	N/A	N/A
Service fees - R-2		6	N/A	N/A
Service fees - R-3		47	N/A	N/A
Service fees - R-4		42	N/A	N/A
Service fees - R-5		161	N/A	N/A
Shareholder meeting expense - Class A		16	–	23
Shareholder meeting expense - Class C		2	N/A	34
Shareholder meeting expense - Class J		2	N/A	N/A
Shareholder meeting expense - Institutional		4	–	98
Shareholder reports - Class A		68	–	75
Shareholder reports - Class C		13	N/A	131
Shareholder reports - Class J		8	N/A	N/A
Shareholder reports - Institutional		15	1	263
Transfer agent fees - Class A		656	6	610
Transfer agent fees - Class C		84	N/A	746
Transfer agent fees - Class J		56	N/A	N/A
Transfer agent fees - Institutional		415	4	1,916
Chief compliance officer expenses		4	–	6
Custodian fees		79	5	429
Directors' expenses		76	1	88
Dividends and interest on securities sold short		–	–	4
Professional fees		31	19	53
Short sale fees		–	–	61
Other expenses		27	2	91
	Total Gross Expenses	21,772	298	42,536
Less: Reimbursement from Manager		–	15	2,147
Less: Reimbursement from Manager - Class A		–	14	–
Less: Reimbursement from Manager - Institutional		238	15	1,874
Less: Reimbursement from Manager - R-6		N/A	N/A	6
Less: Reimbursement from Distributor - Class J		9	N/A	N/A
	Total Net Expenses	21,525	254	38,509
	Net Investment Income (Loss)	81,223	1,139	209,993

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

		Finisterre
		Unconstrained
		Emerging Markets	Global Diversified
Amounts in thousands	Equity Income Fund	Bond Fund	Income Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements
Net realized gain (loss) from:
Investment transactions	32,300	90	(223,635)
Foreign currency contracts	–	(578)	753
Foreign currency transactions	–	(42)	(1,914)
Futures contracts	–	(89)	(282)
Options and swaptions	–	–	12,290
Short sales	–	–	(105)
Swap agreements	–	(106)	1,228
Net change in unrealized appreciation/depreciation of:
Investments	535,113	1,076	417,524
Foreign currency contracts	–	51	(1,808)
Futures contracts	–	9	(1,033)
Options and swaptions	–	–	(8,184)
Swap agreements	–	235	2,099
Translation of assets and liabilities in foreign currencies	–	5	498
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions, Short sales and Swap agreements	567,413	651	197,431
Net Increase (Decrease) in Net Assets Resulting from Operations$	648,636	$1,790	$407,424

See accompanying notes.

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

	Global Real Estate		Government & High
Amounts in thousands		Securities Fund	Quality Bond Fund	High Yield Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$533	$181	$799
Dividends		49,222	–	25
Withholding tax		(2,303)	–	–
Interest		3	21,246	93,048
	Total Income	47,455	21,427	93,872
Expenses:
Management and investment advisory fees		14,072	3,616	7,289
Distribution fees - Class A		125	239	812
Distribution fees - Class C		154	170	1,126
Distribution fees - Class J		N/A	76	N/A
Distribution fees - R-1		N/A	5	N/A
Distribution fees - R-2		N/A	6	N/A
Distribution fees - R-3		1	13	N/A
Distribution fees - R-4		–	5	N/A
Administrative service fees - R-1		N/A	4	N/A
Administrative service fees - R-2		N/A	4	N/A
Administrative service fees - R-3		–	4	N/A
Administrative service fees - R-4		–	1	N/A
Administrative service fees - R-5		–	1	N/A
Registration fees - Class A		11	9	20
Registration fees - Class C		8	7	10
Registration fees - Class J		N/A	8	N/A
Registration fees - Institutional		30	12	30
Registration fees - R-6		67	N/A	2
Service fees - R-1		N/A	3	N/A
Service fees - R-2		N/A	5	N/A
Service fees - R-3		1	13	N/A
Service fees - R-4		–	12	N/A
Service fees - R-5		–	27	N/A
Shareholder meeting expense - Class A		2	5	22
Shareholder meeting expense - Class C		1	–	7
Shareholder meeting expense - Class J		N/A	3	N/A
Shareholder meeting expense - Institutional		75	1	50
Shareholder meeting expense - R-6		–	N/A	1
Shareholder reports - Class A		10	24	63
Shareholder reports - Class C		4	4	23
Shareholder reports - Class J		N/A	28	N/A
Shareholder reports - Institutional		277	3	118
Shareholder reports - R-6		–	N/A	3
Transfer agent fees - Class A		75	157	428
Transfer agent fees - Class C		21	24	120
Transfer agent fees - Class J		N/A	87	N/A
Transfer agent fees - Institutional		1,616	161	799
Chief compliance officer expenses		2	1	2
Custodian fees		90	3	5
Directors' expenses		35	16	31
Professional fees		35	18	26
Other expenses		12	7	16
	Total Gross Expenses	16,724	4,782	11,003
Less: Reimbursement from Manager - Class C		–	16	–
Less: Reimbursement from Manager - Institutional		1,160	51	289
Less: Reimbursement from Manager - R-1		N/A	1	N/A
Less: Reimbursement from Manager - R-2		N/A	2	N/A
Less: Reimbursement from Manager - R-3		–	5	N/A
Less: Reimbursement from Manager - R-4		–	5	N/A
Less: Reimbursement from Manager - R-5		–	10	N/A
Less: Reimbursement from Manager - R-6		24	N/A	–
Less: Reimbursement from Distributor - Class A		–	73	–
Less: Reimbursement from Distributor - Class J		N/A	15	N/A
	Total Net Expenses	15,540	4,604	10,714
	Net Investment Income (Loss)	31,915	16,823	83,158

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

Global Real Estate		Government & High
Amounts in thousands	Securities Fund	Quality Bond Fund	High Yield Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Swap agreements
Net realized gain (loss) from:
Investment transactions	37,008	(2,453)	(24,242)
Foreign currency transactions	(98)	–	(2)
Swap agreements	–	–	382
Net change in unrealized appreciation/depreciation of:
Investments	315,262	50,094	60,051
Translation of assets and liabilities in foreign currencies	4	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Swap
agreements	352,176	47,641	36,189
Net Increase (Decrease) in Net Assets Resulting from Operations$	384,091	$64,464	$119,347

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

				Inflation Protection
Amounts in thousands		High Yield Fund I	Income Fund	Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$1,121	$377	$169
Dividends		26	(5,749)(b)	–
Interest		126,668	55,435	7,964
	Total Income	127,815	50,063	8,133
Expenses:
Management and investment advisory fees		10,954	6,939	2,944
Distribution fees - Class A		7	286	14
Distribution fees - Class C		N/A	253	6
Distribution fees - Class J		N/A	65	4
Distribution fees - R-1		N/A	28	2
Distribution fees - R-2		N/A	3	1
Distribution fees - R-3		N/A	35	8
Distribution fees - R-4		N/A	9	1
Administrative service fees - R-1		N/A	22	2
Administrative service fees - R-2		N/A	2	1
Administrative service fees - R-3		N/A	10	2
Administrative service fees - R-4		N/A	3	–
Administrative service fees - R-5		N/A	1	–
Registration fees - Class A		10	10	8
Registration fees - Class C		N/A	9	3
Registration fees - Class J		N/A	8	7
Registration fees - Institutional		13	14	9
Registration fees - R-6		N/A	20	N/A
Service fees - R-1		N/A	20	1
Service fees - R-2		N/A	2	1
Service fees - R-3		N/A	34	8
Service fees - R-4		N/A	24	2
Service fees - R-5		N/A	42	4
Shareholder meeting expense - Class A		–	4	1
Shareholder meeting expense - Class C		N/A	1	N/A
Shareholder meeting expense - Class J		N/A	2	–
Shareholder meeting expense - Institutional		–	1	–
Shareholder reports - Class A		1	21	2
Shareholder reports - Class C		N/A	7	–
Shareholder reports - Class J		N/A	12	3
Shareholder reports - Institutional		2	4	–
Transfer agent fees - Class A		8	137	14
Transfer agent fees - Class C		N/A	37	3
Transfer agent fees - Class J		N/A	43	10
Transfer agent fees - Institutional		31	238	2
Chief compliance officer expenses		2	2	1
Custodian fees		31	2	16
Directors' expenses		35	31	17
Professional fees		25	19	18
Other expenses		9	13	8
	Total Gross Expenses	11,128	8,413	3,123
Less: Reimbursement from Manager - Class A		14	–	10
Less: Reimbursement from Manager - Class C		N/A	–	4
Less: Reimbursement from Manager - Institutional		–	52	–
Less: Reimbursement from Distributor - Class J		N/A	13	1
	Total Net Expenses	11,114	8,348	3,108
	Net Investment Income (Loss)	116,701	41,715	5,025

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

			Inflation Protection
Amounts in thousands	High Yield Fund I	Income Fund	Fund(a)
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions and Swap agreements
Net realized gain (loss) from:
Investment transactions	(39,987)	12,385	(6,268)
Foreign currency contracts	–	–	816
Foreign currency transactions	–	–	(132)
Futures contracts	–	–	(4,378)
Options and swaptions	–	–	(335)
Swap agreements	2,360	–	(1,688)
Net change in unrealized appreciation/depreciation of:
Investments	83,280	85,592	76,171
Foreign currency contracts	–	–	183
Futures contracts	–	–	(954)
Options and swaptions	–	–	608
Swap agreements	1,331	–	(1,479)
Translation of assets and liabilities in foreign currencies	–	–	42
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies, Futures,
Options and Swaptions and Swap agreements	46,984	97,977	62,586
Net Increase (Decrease) in Net Assets Resulting from Operations$	163,685	$139,692	$67,611

(a)	Class C shares discontinued operations and converted to ClassAshares on January 11, 2019.
(b)	Contra-income is a result of a prior year dividend income adjustment for return of capital.

See accompanying notes.

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

		International
	Emerging Markets			LargeCap Growth
Amounts in thousands		Fund	International Fund I	Fund(a)
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$155	$49	$100
Dividends		5,821	4,808	2,188
Withholding tax		(558)	(303)	–
Interest		9	–	1
	Total Income	5,427	4,554	2,289
Expenses:
Management and investment advisory fees		4,542	1,628	1,827
Distribution fees - Class A		101	11	452
Distribution fees - Class C		50	N/A	29
Distribution fees - Class J		70	N/A	57
Distribution fees - R-1		4	3	7
Distribution fees - R-2		3	3	2
Distribution fees - R-3		8	4	8
Distribution fees - R-4		3	2	3
Administrative service fees - R-1		3	3	5
Administrative service fees - R-2		2	2	1
Administrative service fees - R-3		2	1	3
Administrative service fees - R-4		1	1	1
Administrative service fees - R-5		1	–	2
Registration fees - Class A		9	8	11
Registration fees - Class C		7	N/A	3
Registration fees - Class J		7	N/A	8
Registration fees - Institutional		8	9	8
Registration fees - R-6		10	12	N/A
Service fees - R-1		3	3	5
Service fees - R-2		2	2	1
Service fees - R-3		8	4	8
Service fees - R-4		8	6	8
Service fees - R-5		16	4	51
Shareholder meeting expense - Class A		4	–	10
Shareholder meeting expense - Class J		4	N/A	2
Shareholder meeting expense - Institutional		–	1	–
Shareholder reports - Class A		19	2	61
Shareholder reports - Class C		3	N/A	1
Shareholder reports - Class J		34	N/A	14
Shareholder reports - Institutional		2	2	1
Transfer agent fees - Class A		103	13	293
Transfer agent fees - Class C		18	N/A	7
Transfer agent fees - Class J		102	N/A	43
Transfer agent fees - Institutional		57	59	4
Chief compliance officer expenses		1	–	–
Custodian fees		150	56	1
Directors' expenses		10	5	7
Professional fees		47	35	11
Other expenses		26	7	4
	Total Gross Expenses	5,448	1,886	2,959
Less: Reimbursement from Manager		382	181	–
Less: Reimbursement from Manager - Class A		66	13	–
Less: Reimbursement from Manager - Class C		8	N/A	–
Less: Reimbursement from Manager - Class J		76	N/A	–
Less: Reimbursement from Manager - Institutional		25	22	15
Less: Reimbursement from Manager - R-6		44	31	N/A
Less: Reimbursement from Distributor - Class J		14	N/A	11
	Total Net Expenses	4,833	1,639	2,933
	Net Investment Income (Loss)	594	2,915	(644)

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

	International
Emerging Markets			LargeCap Growth
Amounts in thousands	Fund	International Fund I	Fund(a)

Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies
Net realized gain (loss) from:
Investment transactions	(5,626)	(8,658)	(10,365)
Foreign currency transactions	(1,429)	(261)	–
Net change in unrealized appreciation/depreciation of:
Investments (net of foreign taxes of $279, $0 and $0, respectively)	80,066	39,248	59,217
Translation of assets and liabilities in foreign currencies	128	24	–
Net Realized and Unrealized Gain (Loss) on Investments and Foreign currencies	73,139	30,353	48,852
Net Increase (Decrease) in Net Assets Resulting from Operations$	73,733	$33,268	$48,208

(a)	Class C shares discontinued operations and converted to ClassAshares on January 11, 2019.

See accompanying notes.

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

	LargeCap Growth		LargeCap S&P 500
Amounts in thousands		Fund I	Index Fund	MidCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$1,681	$988	$62
Dividends		37,614	61,533	61,626
Withholding tax		(193)	–	(1,895)
Interest		53	42	1
	Total Income	39,155	62,563	59,794
Expenses:
Management and investment advisory fees		24,825	4,124	42,275
Distribution fees - Class A		52	290	1,807
Distribution fees - Class C		N/A	315	1,187
Distribution fees - Class J		138	482	210
Distribution fees - R-1		13	27	145
Distribution fees - R-2		12	31	33
Distribution fees - R-3		120	223	121
Distribution fees - R-4		40	73	44
Administrative service fees - R-1		11	21	116
Administrative service fees - R-2		8	21	22
Administrative service fees - R-3		33	62	34
Administrative service fees - R-4		12	22	13
Administrative service fees - R-5		14	16	17
Registration fees - Class A		10	14	12
Registration fees - Class C		N/A	9	8
Registration fees - Class J		11	11	7
Registration fees - Institutional		11	15	94
Registration fees - R-6		58	N/A	16
Service fees - R-1		9	19	103
Service fees - R-2		10	26	28
Service fees - R-3		120	223	121
Service fees - R-4		100	181	110
Service fees - R-5		342	399	410
Shareholder meeting expense - Class A		1	8	37
Shareholder meeting expense - Class C		N/A	1	5
Shareholder meeting expense - Class J		2	8	6
Shareholder meeting expense - Institutional		3	2	315
Shareholder meeting expense - R-6		1	N/A	5
Shareholder reports - Class A		3	39	101
Shareholder reports - Class C		N/A	5	16
Shareholder reports - Class J		19	73	37
Shareholder reports - Institutional		11	5	773
Shareholder reports - R-6		4	N/A	10
Transfer agent fees - Class A		29	227	944
Transfer agent fees - Class C		N/A	34	109
Transfer agent fees - Class J		66	233	120
Transfer agent fees - Institutional		962	138	4,814
Chief compliance officer expenses		5	4	10
Custodian fees		16	5	6
Directors' expenses		87	58	156
Professional fees		15	14	19
Other expenses		32	51	214
	Total Gross Expenses	27,205	7,509	54,630
Less: Reimbursement from Manager		662	–	–
Less: Reimbursement from Manager - Class C		N/A	5	–
Less: Reimbursement from Manager - Institutional		–	–	272
Less: Reimbursement from Distributor - Class J		28	96	42
	Total Net Expenses	26,515	7,408	54,316
	Net Investment Income (Loss)	12,640	55,155	5,478

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

LargeCap Growth		LargeCap S&P 500
Amounts in thousands	Fund I	Index Fund	MidCap Fund
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions	455,319	42,221	399,035
Investment transactions in affiliated Funds	(11)	–	–
Futures contracts	(1,083)	4,073	–
Net change in unrealized appreciation/depreciation of:
Investments	627,281	420,161	2,111,762
Investments in affiliated Funds	102	–	–
Investment in affiliated securities	–	–	79,001
Futures contracts	1,269	9,924	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures	1,082,877	476,379	2,589,798
Net Increase (Decrease) in Net Assets Resulting from Operations$	1,095,517	$531,534	$2,595,276

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

	MidCap Value Fund			Principal Capital
Amounts in thousands		I(a)	Money Market Fund	Appreciation Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$195	$–	$425
Dividends		9,379	257	16,901
Withholding tax		(1)	–	(8)
Interest		4	6,144	4
	Total Income	9,577	6,401	17,322
Expenses:
Management and investment advisory fees		4,668	1,009	4,185
Distribution fees - Class A		3	–	1,155
Distribution fees - Class C		N/A	N/A	224
Distribution fees - Class J		53	199	N/A
Distribution fees - R-1		5	N/A	4
Distribution fees - R-2		4	N/A	4
Distribution fees - R-3		12	N/A	20
Distribution fees - R-4		4	N/A	8
Administrative service fees - R-1		4	N/A	3
Administrative service fees - R-2		3	N/A	3
Administrative service fees - R-3		3	N/A	6
Administrative service fees - R-4		1	N/A	2
Administrative service fees - R-5		1	N/A	2
Registration fees - Class A		1	23	37
Registration fees - Class C		N/A	N/A	8
Registration fees - Class J		8	16	N/A
Registration fees - Institutional		21	N/A	19
Registration fees - R-6		2	N/A	N/A
Service fees - R-1		4	N/A	3
Service fees - R-2		3	N/A	4
Service fees - R-3		11	N/A	20
Service fees - R-4		10	N/A	21
Service fees - R-5		31	N/A	46
Shareholder meeting expense - Class A		N/A	6	13
Shareholder meeting expense - Class C		N/A	N/A	1
Shareholder meeting expense - Class J		4	6	N/A
Shareholder meeting expense - Institutional		2	N/A	1
Shareholder reports - Class A		–	27	69
Shareholder reports - Class C		N/A	N/A	6
Shareholder reports - Class J		13	58	N/A
Shareholder reports - Institutional		4	N/A	3
Transfer agent fees - Class A		2	177	460
Transfer agent fees - Class C		N/A	N/A	34
Transfer agent fees - Class J		51	150	N/A
Transfer agent fees - Institutional		71	N/A	71
Chief compliance officer expenses		1	–	1
Custodian fees		20	6	1
Directors' expenses		11	6	19
Professional fees		12	15	12
Other expenses		5	3	9
	Total Gross Expenses	5,048	1,701	6,474
Less: Reimbursement from Manager		513	–	–
Less: Reimbursement from Manager - Class A		–	127	–
Less: Reimbursement from Manager - Institutional		3	N/A	155
Less: Reimbursement from Distributor - Class J		11	199	N/A
	Total Net Expenses	4,521	1,375	6,319
	Net Investment Income (Loss)	5,056	5,026	11,003

See accompanying notes.

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

MidCap Value Fund			Principal Capital
Amounts in thousands	I(a)	Money Market Fund	Appreciation Fund

Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions	10,653	126	98,102
Investment transactions in affiliated Funds	13	–	–
Futures contracts	312	–	–
Net change in unrealized appreciation/depreciation of:
Investments	70,070	–	81,556
Investments in affiliated Funds	15	–	–
Futures contracts	380	–	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures	81,443	126	179,658
Net Increase (Decrease) in Net Assets Resulting from Operations$	86,499	$5,152	$190,661

(a) Class A and R-6 commenced operations on April 2, 2019.

See accompanying notes.

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

	Real Estate Securities		Short-Term Income
Amounts in thousands		Fund	Fund	SmallCap Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$519	$626	$146
Dividends		51,121	–	3,774
Withholding tax		–	–	(7)
Interest		3	69,940	–
	Total Income	51,643	70,566	3,913
Expenses:
Management and investment advisory fees		15,489	9,608	2,373
Distribution fees - Class A		358	222	270
Distribution fees - Class C		234	322	154
Distribution fees - Class J		116	94	141
Distribution fees - R-1		7	1	4
Distribution fees - R-2		21	2	5
Distribution fees - R-3		48	17	14
Distribution fees - R-4		18	2	11
Administrative service fees - R-1		5	1	3
Administrative service fees - R-2		14	1	4
Administrative service fees - R-3		13	5	4
Administrative service fees - R-4		6	1	3
Administrative service fees - R-5		8	1	1
Registration fees - Class A		15	15	10
Registration fees - Class C		8	8	8
Registration fees - Class J		7	10	7
Registration fees - Institutional		24	27	10
Registration fees - R-6		12	N/A	9
Service fees - R-1		5	1	3
Service fees - R-2		17	2	4
Service fees - R-3		48	17	14
Service fees - R-4		45	6	28
Service fees - R-5		189	15	28
Shareholder meeting expense - Class A		7	3	7
Shareholder meeting expense - Class C		1	1	1
Shareholder meeting expense - Class J		4	2	4
Shareholder meeting expense - Institutional		24	3	1
Shareholder meeting expense - R-6		2	N/A	–
Shareholder reports - Class A		37	17	31
Shareholder reports - Class C		7	6	5
Shareholder reports - Class J		37	17	37
Shareholder reports - Institutional		98	11	5
Shareholder reports - R-6		2	N/A	–
Transfer agent fees - Class A		230	148	175
Transfer agent fees - Class C		37	38	27
Transfer agent fees - Class J		116	58	119
Transfer agent fees - Institutional		899	322	41
Chief compliance officer expenses		2	3	–
Custodian fees		1	6	2
Directors' expenses		40	52	8
Professional fees		12	18	11
Other expenses		16	19	4
	Total Gross Expenses	18,279	11,102	3,586
Less: Reimbursement from Manager - Institutional		184	–	16
Less: Reimbursement from Manager - R-6		–	N/A	6
Less: Reimbursement from Distributor - Class J		23	19	28
	Total Net Expenses	18,072	11,083	3,536
	Net Investment Income (Loss)	33,571	59,483	377
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions		49,712	(238)	11,339
Net change in unrealized appreciation/depreciation of:
Investments		420,331	64,404	45,057
Net Realized and Unrealized Gain (Loss) on Investments		470,043	64,166	56,396
Net Increase (Decrease) in Net Assets Resulting from Operations$		503,614	$123,649	$56,773

See accompanying notes.

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

	SmallCap Value Fund		Tax-Exempt Bond
Amounts in thousands		II	Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$329	$–
Dividends		9,816	10
Withholding tax		(5)	–
Interest		5	8,878
	Total Income	10,145	8,888
Expenses:
Management and investment advisory fees		5,160	888
Distribution fees - Class A		9	354
Distribution fees - Class C		N/A	151
Distribution fees - Class J		13	N/A
Distribution fees - R-1		2	N/A
Distribution fees - R-2		3	N/A
Distribution fees - R-3		10	N/A
Distribution fees - R-4		2	N/A
Administrative service fees - R-1		1	N/A
Administrative service fees - R-2		2	N/A
Administrative service fees - R-3		3	N/A
Administrative service fees - R-4		1	N/A
Administrative service fees - R-5		1	N/A
Registration fees - Class A		8	18
Registration fees - Class C		N/A	11
Registration fees - Class J		10	N/A
Registration fees - Institutional		7	14
Registration fees - R-6		14	N/A
Service fees - R-1		1	N/A
Service fees - R-2		2	N/A
Service fees - R-3		10	N/A
Service fees - R-4		6	N/A
Service fees - R-5		27	N/A
Shareholder meeting expense - Class A		–	2
Shareholder meeting expense - Class J		1	N/A
Shareholder meeting expense - Institutional		–	1
Shareholder reports - Class A		1	6
Shareholder reports - Class C		N/A	1
Shareholder reports - Class J		3	N/A
Shareholder reports - Institutional		2	1
Shareholder reports - R-6		3	N/A
Transfer agent fees - Class A		12	74
Transfer agent fees - Class C		N/A	15
Transfer agent fees - Class J		17	N/A
Transfer agent fees - Institutional		58	32
Chief compliance officer expenses		1	–
Custodian fees		36	–
Directors' expenses		13	5
Interest expense and fees		–	175
Professional fees		12	16
Other expenses		6	4
	Total Gross Expenses	5,457	1,768
Less: Reimbursement from Manager		211	–
Less: Reimbursement from Manager - Class A		14	–
Less: Reimbursement from Manager - Class C		N/A	6
Less: Reimbursement from Manager - Institutional		50	26
Less: Reimbursement from Distributor - Class J		3	N/A
	Total Net Expenses	5,179	1,736
	Net Investment Income (Loss)	4,966	7,152
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures
Net realized gain (loss) from:
Investment transactions		(29,087)	934
Futures contracts		76	–
Net change in unrealized appreciation/depreciation of:
Investments		84,533	15,121
Investments in affiliated Funds		33	–
Futures contracts		553	–
Net Realized and Unrealized Gain (Loss) on Investments, Foreign currencies and Futures		56,108	16,055
	Net Increase (Decrease) in Net Assets Resulting from Operations$	61,074	$23,207

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands		California Municipal Fund
		Period Ended		Year Ended
		April 30, 2019		October 31, 2018
Operations
Net investment income (loss)		$6,875				$14,308
Net realized gain (loss) on investments .		(1,131)				(3,470)
Net change in unrealized appreciation/depreciation of investments		16,156				(15,591)
Net Increase (Decrease) in Net Assets Resulting from Operations		21,900				(4,753)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments		(6,178)				(13,090)
	Total Dividends and Distributions	(6,178)				(13,090)

Capital Share Transactions
Net increase (decrease) in capital share transactions		2,571				8,798
	Total Increase (Decrease) in Net Assets	18,293				(9,045)

Net Assets
Beginning of period		413,115				422,160
End of period		$431,408				$413,115

		Class A		Class C		Institutional
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold		$53,295		$5,265		$32,839
Reinvested		4,049		333		1,094
Redeemed		(51,120)		(5,438)		(37,746)
Net Increase (Decrease)		$6,224		$160		$(3,813)
Shares:
Sold		5,168		509		3,194
Reinvested		392		32		106
Redeemed		(4,983)		(529)		(3,695)
Net Increase (Decrease)		577		12		(395)
Year Ended October 31, 2018
Dollars:
Sold		$85,275		$7,518		$64,156
Reinvested		8,359		744		2,357
Redeemed		(89,935)		(12,686)		(56,990)
Net Increase (Decrease)		$3,699		$(4,424	) $	9,523
Shares:
Sold		8,208		725		6,179
Reinvested		808		72		227
Redeemed		(8,668)		(1,222)		(5,505)
Net Increase (Decrease)		348		(425)		901

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on investments		$(4,342	) $	(368	) $	(1,468)
Total Dividends and Distributions		$(4,342	) $	(368	) $	(1,468)
Year Ended October 31, 2018
From net investment income and net realized gain on investments		$(9,089	) $	(839	) $	(3,162)
Total Dividends and Distributions		$(9,089	) $	(839	) $	(3,162)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands													Core Plus Bond Fund
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$52,787				$103,854
Net realized gain (loss) on investments , Foreign currencies, Futures and Swap agreements													(16,360)				(40,293)
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Swap agreements and
Translation of assets & liabilities in foreign currencies													124,872				(144,026)
	Net Increase (Decrease) in Net Assets Resulting from Operations												161,299				(80,465)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(52,458)				(111,339)
					Total Dividends and Distributions								(52,458)				(111,339)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(204,226)				(157,162)
					Total Increase (Decrease) in Net Assets								(95,385)				(348,966)

Net Assets
Beginning of period													3,221,422				3,570,388
End of period													$3,126,037				$3,221,422

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019(a)
Dollars:
Sold	$10,248		$216		$2,878		$78,322		$370		$355		$2,148		$974		$5,080
Reinvested	1,166		25		1,941		48,111		56		52		235		150		645
Redeemed	(6,588)		(6,814)		(7,597)		(320,618)		(550)		(517)		(1,845)		(1,949)		(10,720)
Net Increase (Decrease)	$4,826		$(6,573	) $	(2,778)		$ (194,185) $		(124	) $	(110	) $	538		$(825	) $	(4,995)
Shares:
Sold	977		21		271		7,440		35		34		204		91		484
Reinvested	111		2		183		4,567		6		5		23		14		62
Redeemed	(626)		(651)		(717)		(30,607)		(52)		(50)		(177)		(183)		(1,029)
Net Increase (Decrease)	462		(628)		(263)		(18,600)		(11)		(11)		50		(78)		(483)
Year Ended October 31, 2018
Dollars:
Sold	$5,163		$821		$5,668		$ 537,028 $		1,136		$732		$3,276		$4,166		$7,125
Reinvested	2,426		157		4,251		101,620		117		129		532		398		1,537
Redeemed	(15,171)		(2,603)		(18,269)		(759,454)		(1,637)		(3,062)		(7,343)		(8,975)		(16,930)
Net Increase (Decrease)	$(7,582	) $	(1,625	) $	(8,350)		$ (120,806) $		(384	) $	(2,201	) $	(3,535	) $	(4,411	) $	(8,268)
Shares:
Sold	480		77		524		50,618		106		69		308		385		667
Reinvested	228		15		396		9,536		11		12		50		37		145
Redeemed	(1,420)		(245)		(1,696)		(70,817)		(153)		(287)		(689)		(830)		(1,585)
Net Increase (Decrease)	(712)		(153)		(776)		(10,663)		(36)		(206)		(331)		(408)		(773)

Distributions:
Period Ended April 30, 2019(a)
From net investment income and net realized
gain on investments	$(1,220	) $	(30	) $	(1,957	) $	(48,112	) $	(56	) $	(53	) $	(235	) $	(150	) $	(645)
Total Dividends and Distributions	$(1,220	) $	(30	) $	(1,957	) $	(48,112	) $	(56	) $	(53	) $	(235	) $	(150	) $	(645)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(2,550	) $	(166	) $	(4,284)		$ (101,621) $		(117	) $	(131	) $	(533	) $	(399	) $	(1,538)
Total Dividends and Distributions	$(2,550	) $	(166	) $	(4,284)		$ (101,621) $		(117	) $	(131	) $	(533	) $	(399	) $	(1,538)

(a)	Class C shares discontinued operations and converted to ClassAshares on January 11, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands													Diversified International Fund
													Period Ended				Year Ended
													April 30, 2019				October 31, 2018
Operations
Net investment income (loss)															$110,868				$232,314
Net realized gain (loss) on investments and Foreign currencies															(285,814)				545,332
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies															963,538		(2,091,430)
			Net Increase (Decrease) in Net Assets Resulting from Operations												788,592		(1,313,784)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments															(700,745)				(217,968)
							Total Dividends and Distributions								(700,745)				(217,968)

Capital Share Transactions
Net increase (decrease) in capital share transactions															926,601				323,553
							Total Increase (Decrease) in Net Assets								1,014,448		(1,208,199)

Net Assets
Beginning of period															10,893,358		12,101,557
End of period															$11,907,806		$10,893,358

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019(a),
Dollars:
Sold	$9,362		$1,404		$2,007		$541,576		$195		$431		$1,029		$1,316		$5,675		$ 10,788,598
Reinvested	11,298		719		9,369		672,196		221		209		858		1,638		2,757		–
Redeemed	(16,364)		(5,035)		(10,026)		(1.0,969,257)		(438)		(844)		(2,553)		(11,203)		(10,472)		(98,065)
Net Increase (Decrease)	$4,296		$(2,912	) $	1,350		$(9,755,485	) $	(22	) $	(204	) $	(666	) $	(8,249	) $	(2,040)		$ 10,690,533
Shares:
Sold	811		124		172		47,824		17		38		87		112		475		918,312
Reinvested	1,040		66		873		62,212		20		19		79		149		252		–
Redeemed	(1,389)		(437)		(862)		(935,609)		(38)		(74)		(215)		(981)		(914)		(8,161)
Net Increase (Decrease)	462		(247)		183		(825,573)		(1)		(17)		(49)		(720)		(187)		910,151
Year Ended October 31, 2018
Dollars:
Sold	$22,242		$4,460		$9,991		$1,673,945		$901		$944		$2,294		$7,994		$8,818		N/A
Reinvested	3,063		111		2,918		209,591		44		69		310		581		870		N/A
Redeemed	(34,515)		(3,681)		(28,201)		(1,507,800)		(1,351)		(3,411)		(11,415)		(19,008)		(16,211)		N/A
Net Increase (Decrease)	$(9,210	) $	890		$ (15,292) $		375,736		$(406	) $	(2,398	) $	(8,811	) $	(10,433	) $	(6,523)		N/A
Shares:
Sold	1,607		318		723		121,127		66		67		167		572		630		N/A
Reinvested	219		8		212		15,111		3		5		22		41		62		N/A
Redeemed	(2,510)		(268)		(2,070)		(110,767)		(98)		(245)		(829)		(1,353)		(1,159)		N/A
Net Increase (Decrease)	(684)		58		(1,135)		25,471		(29)		(173)		(640)		(740)		(467)		N/A

Distributions:
Period Ended April 30, 2019(a)
From net investment income and
net realized gain on investments. $	(12,672	) $	(749	) $	(9,375	) $	(672,250	) $	(221	) $	(225	) $	(858	) $	(1,638	) $	(2,757	) $	–
Total Dividends and
Distributions	$(12,672	) $	(749)		$ (9,375) $		(672,250	) $	(221	) $	(225	) $	(858	) $	(1,638	) $	(2,757	) $	–
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(3,447	) $	(115	) $	(2,920	) $	(209,607	) $	(44	) $	(74	) $	(310	) $	(581	) $	(870)		N/A
Total Dividends and
Distributions	$(3,447	) $	(115)		$ (2,920) $		(209,607	) $	(44	) $	(74	) $	(310	) $	(581	) $	(870)		N/A

(a)	Period from March 1, 2019, date operations commenced, throughApril 30, 2019 for Class R-6 shares.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands											Equity Income Fund
									Period Ended				Year Ended
									April 30, 2019				October 31, 2018
Operations
Net investment income (loss)											$81,223				$157,955
Net realized gain (loss) on investments .											32,300				347,545
Net change in unrealized appreciation/depreciation of investments											535,113				(173,363)
	Net Increase (Decrease) in Net Assets Resulting from Operations										648,636				332,137

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments											(406,875)				(461,806)
					Total Dividends and Distributions						(406,875)				(461,806)

Capital Share Transactions
Net increase (decrease) in capital share transactions											176,204				575,190
					Total Increase (Decrease) in Net Assets						417,965				445,521

Net Assets
Beginning of period											7,005,406				6,559,885
End of period											$7,423,371				$7,005,406

	Class A		Class C		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$92,421		$18,299		$2,199	$289,785	$308		$424		$3,094		$3,544		$48,545
Reinvested	60,016		9,116		3,546	318,822	159		169		2,239		1,914		6,916
Redeemed	(125,312)		(59,664)		(3,524)	(466,036)	(327)		(908)		(10,070)		(3,200)		(16,271)
Net Increase (Decrease)	$27,125		$(32,249	) $	2,221	$142,571	$140		$(315	) $	(4,737	) $	2,258		$39,190
Shares:
Sold	3,146		641		74	9,691	10		15		103		116		1,601
Reinvested	2,146		337		127	11,371	6		6		80		68		247
Redeemed	(4,149)		(2,094)		(118)	(15,583)	(11)		(31)		(345)		(108)		(555)
Net Increase (Decrease)	1,143		(1,116)		83	5,479	5		(10)		(162)		76		1,293
Year Ended October 31, 2018(a)
Dollars:
Sold	$75,745		$21,324		$379	$ 1,050,036 $	365		$1,079		$5,537		$4,596		$9,398
Issued in acquisitions	181,444		6,157		63,092	14,639	1,010		1,556		2,368		1,070		3,012
Reinvested	60,728		10,661		–	371,170	155		177		2,947		2,696		8,400
Redeemed	(167,906)		(45,157)		(481)	(1,042,113)	(1,121)		(1,895)		(19,561)		(16,894)		(29,423)
Net Increase (Decrease)	$150,011		$(7,015	) $	62,990	$393,732	$409		$917		$(8,709	) $	(8,532	) $	(8,613)
Shares:
Sold	2,378		686		12	33,020	12		34		172		146		297
Issued in acquisitions	5,790		202		2,011	466	32		50		76		34		96
Reinvested	1,927		348		–	11,758	5		5		94		86		267
Redeemed	(5,298)		(1,460)		(16)	(32,878)	(36)		(59)		(617)		(525)		(922)
Net Increase (Decrease)	4,797		(224)		2,007	12,366	13		30		(275)		(259)		(262)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$(61,660	) $	(9,643	) $	(3,551) $ (320,499) $		(159	) $	(281	) $	(2,252	) $	(1,914	) $	(6,916)
Total Dividends and Distributions	$(61,660	) $	(9,643	) $	(3,551) $ (320,499) $		(159	) $	(281	) $	(2,252	) $	(1,914	) $	(6,916)
Year Ended October 31, 2018(a)
From net investment income and net realized
gain on investments	$(63,230	) $	(11,279	) $	– $ (372,825) $		(155	) $	(270	) $	(2,951	) $	(2,696	) $	(8,400)
Total Dividends and Distributions	$(63,230	) $	(11,279	) $	– $ (372,825) $		(155	) $	(270	) $	(2,951	) $	(2,696	) $	(8,400)

(a)	Period from October 9, 2018, date operations commenced, through October 31, 2018 for Class J shares.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

	Finisterre Unconstrained Emerging
Amounts in thousands	Markets Bond Fund
	Period Ended	Year Ended
	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$1,139			$1,053
Net realized gain (loss) on investments , Foreign currencies, Futures and Swap agreements	(725)			(348)
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Swap agreements and
Translation of assets & liabilities in foreign currencies	1,376			(991)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,790			(286)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(1,465)			(1,559)
Total Dividends and Distributions	(1,465)			(1,559)

Capital Share Transactions
Net increase (decrease) in capital share transactions	84,849			4,634
Total Increase (Decrease) in Net Assets	85,174			2,789

Net Assets
Beginning of period	29,794			27,005
End of period	$114,968			$29,794

		Class A Institutional
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold		$18		$84,058
Reinvested		46		1,415
Redeemed		(296)		(392)
Net Increase (Decrease)		$(232	) $	85,081
Shares:
Sold		2		8,358
Reinvested		5		144
Redeemed		(30)		(39)
Net Increase (Decrease)		(23)		8,463
Year Ended October 31, 2018
Dollars:
Sold		$1,503		$3,434
Reinvested		38		1,518
Redeemed		(387)		(1,472)
Net Increase (Decrease)		$1,154		$3,480
Shares:
Sold		149		339
Reinvested		4		150
Redeemed		(39)		(146)
Net Increase (Decrease)		114		343

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on investments		$(46	) $	(1,419)
Total Dividends and Distributions		$(46	) $	(1,419)
Year Ended October 31, 2018
From net investment income and net realized gain on investments		$(38	) $	(1,521)
Total Dividends and Distributions		$(38	) $	(1,521)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands					Global Diversified Income Fund
					Period Ended		Year Ended
					April 30, 2019		October 31, 2018
Operations
Net investment income (loss)					$209,993			$568,538
Net realized gain (loss) on investments , Foreign currencies, Futures, Options and Swaptions, Short sales and Swap
agreements					(211,665)			(175,382)
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Options and Swaptions, Swap
agreements and Translation of assets & liabilities in foreign currencies					409,096			(652,121)
Net Increase (Decrease) in Net Assets Resulting from Operations					407,424			(258,965)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments					(198,732)			(501,972)
From tax return of capital						–		(20,943)
	Total Dividends and Distributions				(198,732)			(522,915)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(926,240)			(3,118,967)
	Total Increase (Decrease) in Net Assets				(717,548)			(3,900,847)

Net Assets
Beginning of period					8,425,246			12,326,093
End of period					$7,707,698			$8,425,246

	Class A		Class C		Class T	Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$ 118,785 $		45,597		N/A $	560,257		$10,853
Reinvested	32,465		30,614		N/A	105,631		5,721
Redeemed	(275,117)		(302,831)		N/A	(1,242,106)		(16,109)
Net Increase (Decrease)	$ (123,867) $		(226,620)		N/A $	(576,218	) $	465
Shares:
Sold	8,931		3,463		N/A	42,350		819
Reinvested	2,459		2,336		N/A	8,041		435
Redeemed	(20,890)		(23,061)		N/A	(94,716)		(1,224)
Net Increase (Decrease)	(9,500)		(17,262)		N/A	(44,325)		30
Year Ended October 31, 2018(a)
Dollars:
Sold	$ 287,074		$ 136,472 $		–	$ 1,447,370 $		619,414
Reinvested	69,798		63,628		–	223,347		107,915
Redeemed	(681,371)		(562,145)		(10)	(2,114,647)		(2,715,812)
Net Increase (Decrease)	$(324,499)		$ (362,045) $		(10)	$ (443,930) $		(1,988,483)
Shares:
Sold	20,554		9,822		–	104,285		44,856
Reinvested	5,045		4,628		–	16,229		7,828
Redeemed	(49,319)		(41,005)		(1)	(153,925)		(202,249)
Net Increase (Decrease)	(23,720)		(26,555)		(1)	(33,411)		(149,565)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on investments	$(35,094	) $	(35,357)		N/A $	(122,560	) $	(5,721)
Total Dividends and Distributions	$(35,094	) $	(35,357)		N/A $	(122,560	) $	(5,721)
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments	$(73,401	) $	(71,516	) $	– $	(253,462	) $	(103,593)
From tax return of capital	(3,062)		(2,984)		–	(10,575)		(4,322)
Total Dividends and Distributions	$(76,463	) $	(74,500	) $	– $	(264,037	) $	(107,915)

(a) Class T shares discontinued operations on August 24, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands							Global Real Estate Securities Fund
							Period Ended				Year Ended
							April 30, 2019				October 31, 2018
Operations
Net investment income (loss)									$31,915				$60,155
Net realized gain (loss) on investments and Foreign currencies									36,910				48,544
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies									315,266				(72,130)
Net Increase (Decrease) in Net Assets Resulting from Operations									384,091				36,569

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments									(90,725)				(120,361)
	Total Dividends and Distributions								(90,725)				(120,361)

Capital Share Transactions
Net increase (decrease) in capital share transactions									487,794				786,923
	Total Increase (Decrease) in Net Assets								781,160				703,131

Net Assets
Beginning of period									3,044,469				2,341,338
End of period									$3,825,629				$3,044,469

	Class A		Class C		Institutional		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$19,336		$2,357		$728,724		$32		$1		$7		$186,492
Reinvested	2,423		776		58,956		10		1		–		21,553
Redeemed	(21,723)		(4,928)		(416,877)		(145)		(30)		–		(89,171)
Net Increase (Decrease)	$36		$(1,795	) $	370,803		$(103	) $	(28	) $	7		$118,874
Shares:
Sold	2,123		273		74,547		4		–		1		18,906
Reinvested	288		96		6,491		1		–		–		2,374
Redeemed	(2,439)		(572)		(43,047)		(15)		(2)		–		(9,133)
Net Increase (Decrease)	(28)		(203)		37,991		(10)		(2)		1		12,147
Year Ended October 31, 2018
Dollars:
Sold	$54,600		$4,738		$ 1,025,220 $		207		$9	$	– $		312,152
Reinvested	3,976		1,408		79,252		9		2		1		25,632
Redeemed	(89,566)		(10,986)		(555,167)		(42)		(1)		–		(64,521)
Net Increase (Decrease)	$(30,990	) $	(4,840	) $	549,305		$174		$10		$1		$273,263
Shares:
Sold	6,112		553		108,297		23		1		–		32,329
Reinvested	448		164		8,323		1		–		–		2,691
Redeemed	(9,996)		(1,283)		(58,679)		(5)		–		–		(6,756)
Net Increase (Decrease)	(3,436)		(566)		57,941		19		1		–		28,264

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on investments	$(2,813	) $	(807	) $	(65,343	) $	(10	) $	(1	) $	– $		(21,751)
Total Dividends and Distributions	$(2,813	) $	(807	) $	(65,343	) $	(10	) $	(1	) $	– $		(21,751)
Year Ended October 31, 2018
From net investment income and net realized gain on investments	$(4,678	) $	(1,463	) $	(88,466	) $	(9	) $	(2	) $	(1	) $	(25,742)
Total Dividends and Distributions	$(4,678	) $	(1,463	) $	(88,466	) $	(9	) $	(2	) $	(1	) $	(25,742)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands											Government & High Quality Bond Fund
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$16,823				$33,694
Net realized gain (loss) on investments .													(2,453)				(40,571)
Net change in unrealized appreciation/depreciation of investments													50,094				(21,277)
	Net Increase (Decrease) in Net Assets Resulting from Operations												64,464				(28,154)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(20,191)				(42,502)
					Total Dividends and Distributions								(20,191)				(42,502)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(20,785)				805
					Total Increase (Decrease) in Net Assets								23,488				(69,851)

Net Assets
Beginning of period													1,471,299				1,541,150
End of period													$1,494,787				$1,471,299

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$12,127		$2,156		$7,536		$111,460		$443		$1,591		$1,051		$1,879		$3,181
Reinvested	2,769		297		1,281		14,749		27		22		128		127		295
Redeemed	(26,763)		(7,927)		(9,862)		(127,216)		(336)		(1,993)		(2,329)		(3,299)		(2,179)
Net Increase (Decrease)	$(11,867	) $	(5,474	) $	(1,045	) $	(1,007	) $	134		$(380	) $	(1,150	) $	(1,293	) $	1,297
Shares:
Sold	1,194		212		741		10,916		43		157		103		185		311
Reinvested	272		29		126		1,448		3		2		13		12		29
Redeemed	(2,652)		(781)		(969)		(12,546)		(33)		(196)		(228)		(324)		(213)
Net Increase (Decrease)	(1,186)		(540)		(102)		(182)		13		(37)		(112)		(127)		127
Year Ended October 31, 2018
Dollars:
Sold	$21,286		$2,501		$8,314		$180,591		$693		$2,038		$2,727		$4,955		$7,813
Reinvested	6,316		756		2,791		30,487		51		43		281		353		546
Redeemed	(60,974)		(14,235)		(23,076)		(142,060)		(662)		(10,590)		(4,519)		(10,621)		(5,000)
Net Increase (Decrease)	$(33,372	) $	(10,978	) $	(11,971	) $	69,018		$82		$(8,509	) $	(1,511	) $	(5,313	) $	3,359
Shares:
Sold	2,096		245		815		17,746		68		199		267		487		767
Reinvested	622		75		274		3,001		5		4		28		35		54
Redeemed	(6,009)		(1,402)		(2,263)		(14,005)		(65)		(1,032)		(442)		(1,044)		(491)
Net Increase (Decrease)	(3,291)		(1,082)		(1,174)		6,742		8		(829)		(147)		(522)		330

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$(2,879	) $	(307	) $	(1,291	) $	(15,089	) $	(27	) $	(47	) $	(128	) $	(128	) $	(295)
Total Dividends and Distributions	$(2,879	) $	(307	) $	(1,291	) $	(15,089	) $	(27	) $	(47	) $	(128	) $	(128	) $	(295)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(6,597	) $	(781	) $	(2,814	) $	(30,903	) $	(51	) $	(175	) $	(282	) $	(353	) $	(546)
Total Dividends and Distributions	$(6,597	) $	(781	) $	(2,814	) $	(30,903	) $	(51	) $	(175	) $	(282	) $	(353	) $	(546)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands					High Yield Fund
			Period Ended			Year Ended
			April 30, 2019			October 31, 2018
Operations
Net investment income (loss)					$83,158			$182,598
Net realized gain (loss) on investments , Foreign currencies and Swap agreements					(23,862)			19,686
Net change in unrealized appreciation/depreciation of investments					60,051			(211,806)
Net Increase (Decrease) in Net Assets Resulting from Operations					119,347			(9,522)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments					(87,248)			(189,083)
	Total Dividends and Distributions				(87,248)			(189,083)

Capital Share Transactions
Net increase (decrease) in capital share transactions					(97,962)			(402,708)
	Total Increase (Decrease) in Net Assets				(65,863)			(601,313)

Net Assets
Beginning of period					3,003,260			3,604,573
End of period					$2,937,397			$3,003,260

	Class A		Class C		Class T	Institutional		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$205,910		$7,631		N/A	$ 219,474 $		76,035
Reinvested	17,951		5,474		N/A	44,726		14,641
Redeemed	(141,759)		(69,127)		N/A	(430,092)		(48,826)
Net Increase (Decrease)	$82,102		$(56,022)		N/A	$ (165,892) $		41,850
Shares:
Sold	29,343		1,078		N/A	31,601		11,090
Reinvested	2,556		773		N/A	6,420		2,101
Redeemed	(20,173)		(9,775)		N/A	(61,903)		(7,075)
Net Increase (Decrease)	11,726		(7,924)		N/A	(23,882)		6,116
Year Ended October 31, 2018(a)
Dollars:
Sold	$237,771		$11,650		$–	$ 709,536 $		81,784
Reinvested	36,333		13,287		–	101,213		26,998
Redeemed	(473,058)		(87,011)		(10)	(977,770)		(83,431)
Net Increase (Decrease)	$ (198,954) $		(62,074	) $	(10)	$ (167,021) $		25,351
Shares:
Sold	32,246		1,562		–	96,823		11,186
Reinvested	4,953		1,793		–	13,897		3,710
Redeemed	(64,145)		(11,711)		(1)	(133,898)		(11,459)
Net Increase (Decrease)	(26,946)		(8,356)		(1)	(23,178)		3,437

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on investments	$(19,147	) $	(5,794)		N/A $	(47,519	) $	(14,788)
Total Dividends and Distributions	$(19,147	) $	(5,794)		N/A $	(47,519	) $	(14,788)
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments	$(39,571	) $	(14,256	) $	–	$ (108,134) $		(27,122)
Total Dividends and Distributions	$(39,571	) $	(14,256	) $	–	$ (108,134) $		(27,122)

(a) Class T shares discontinued operations on August 24, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands	High Yield Fund I
	Period Ended	Year Ended
	April 30, 2019	October 31, 2018
Operations
Net investment income (loss)	$116,701			$79,620
Net realized gain (loss) on investments and Swap agreements	(37,627)			(8,658)
Net change in unrealized appreciation/depreciation of investments and Swap agreements	84,611			(91,612)
Net Increase (Decrease) in Net Assets Resulting from Operations	163,685			(20,650)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments	(117,859)			(79,675)
Total Dividends and Distributions	(117,859)			(79,675)

Capital Share Transactions
Net increase (decrease) in capital share transactions	(283,896)			2,698,073
Total Increase (Decrease) in Net Assets	(238,070)			2,597,748

Net Assets
Beginning of period	3,761,560			1,163,812
End of period	$3,523,490			$3,761,560

		Class A		Institutional
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold		$1,684		$ 260,656
Reinvested		172		117,665
Redeemed		(2,078)		(661,995)
Net Increase (Decrease)		$(222)		$ (283,674)
Shares:
Sold		179		27,884
Reinvested		18		12,613
Redeemed		(222)		(70,501)
Net Increase (Decrease)		(25)		(30,004)
Year Ended October 31, 2018
Dollars:
Sold		$3,005		$ 2,894,537
Reinvested		361		79,258
Redeemed		(2,667)		(276,421)
Net Increase (Decrease)		$699		$ 2,697,374
Shares:
Sold		307		301,395
Reinvested		37		8,201
Redeemed		(274)		(28,392)
Net Increase (Decrease)		70		281,204

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on investments		$(173)		$ (117,686)
Total Dividends and Distributions		$(173)		$ (117,686)
Year Ended October 31, 2018
From net investment income and net realized gain on investments		$(362	) $	(79,313)
Total Dividends and Distributions		$(362	) $	(79,313)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands															Income Fund
													Period Ended				Year Ended
													April 30, 2019				October 31, 2018
Operations
Net investment income (loss)															$41,715				$103,007
Net realized gain (loss) on investments .															12,385				18,243
Net change in unrealized appreciation/depreciation of investments															85,592				(145,242)
			Net Increase (Decrease) in Net Assets Resulting from Operations												139,692				(23,992)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments															(50,191)				(105,983)
							Total Dividends and Distributions								(50,191)				(105,983)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(56,726)				(207,857)
							Total Increase (Decrease) in Net Assets								32,775				(337,832)

Net Assets
Beginning of period															2,912,000				3,249,832
End of period															$2,944,775				$2,912,000

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$48,049		$7,360		$10,217		$106,928		$539		$274		$2,099		$2,120		$3,860		$44,271
Reinvested	3,508		573		1,412		7,316		212		20		415		303		554		35,466
Redeemed	(43,646)		(11,890)		(8,386)		(82,981)		(2,600)		(211)		(3,075)		(4,617)		(4,698)		(170,118)
Net Increase (Decrease)	$7,911		$(3,957	) $	3,243		$31,263		$(1,849	) $	83		$(561	) $	(2,194	) $	(284	) $	(90,381)
Shares:
Sold	5,168		788		1,092		11,486		57		30		226		226		413		4,734
Reinvested	376		61		150		782		23		2		44		32		59		3,795
Redeemed	(4,699)		(1,271)		(899)		(8,906)		(278)		(23)		(330)		(492)		(505)		(18,296)
Net Increase (Decrease)	845		(422)		343		3,362		(198)		9		(60)		(234)		(33)		(9,767)
Year Ended October 31, 2018
Dollars:
Sold	$47,256		$7,654		$12,707		$142,846		$1,565		$307		$6,326		$4,900		$7,212		$ 165,731
Reinvested	7,092		1,256		2,873		13,927		471		47		820		820		1,438		76,428
Redeemed	(72,810)		(16,537)		(22,725)		(141,936)		(4,262)		(885)		(7,929)		(14,784)		(21,993)		(405,672)
Net Increase (Decrease)	$(18,462	) $	(7,627	) $	(7,145	) $	14,837		$(2,226	) $	(531	) $	(783	) $	(9,064	) $	(13,343)		$ (163,513)
Shares:
Sold	5,040		811		1,350		15,194		166		32		672		519		762		17,537
Reinvested	757		133		306		1,483		50		5		87		87		153		8,143
Redeemed	(7,770)		(1,754)		(2,413)		(15,121)		(454)		(94)		(840)		(1,572)		(2,344)		(43,376)
Net Increase (Decrease)	(1,973)		(810)		(757)		1,556		(238)		(57)		(81)		(966)		(1,429)		(17,696)

Distributions:
Period Ended April 30, 2019
From net investment income and
net realized gain on investments. $	(3,639	) $	(594	) $	(1,425	) $	(7,553	) $	(212	) $	(30	) $	(415	) $	(303	) $	(554	) $	(35,466)
Total Dividends and
Distributions	$(3,639	) $	(594	) $	(1,425	) $	(7,553	) $	(212	) $	(30	) $	(415	) $	(303	) $	(554	) $	(35,466)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(7,462	) $	(1,306	) $	(2,907	) $	(14,262	) $	(471	) $	(69	) $	(820	) $	(820	) $	(1,438	) $	(76,428)
Total Dividends and
Distributions	$(7,462	) $	(1,306	) $	(2,907	) $	(14,262	) $	(471	) $	(69	) $	(820	) $	(820	) $	(1,438	) $	(76,428)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands													Inflation Protection Fund
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$5,025				$39,037
Net realized gain (loss) on investments , Foreign currencies, Futures, Options and Swaptions and Swap agreements													(11,985)				7,219
Net change in unrealized appreciation/depreciation of investments, Foreign currencies, Futures, Options and Swaptions, Swap
agreements and Translation of assets & liabilities in foreign currencies													74,571				(65,165)
	Net Increase (Decrease) in Net Assets Resulting from Operations												67,611				(18,909)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(45,507)				(31,991)
					Total Dividends and Distributions								(45,507)				(31,991)

Capital Share Transactions
Net increase (decrease) in capital share transactions													(10,317)				62,634
					Total Increase (Decrease) in Net Assets								11,787				11,734

Net Assets
Beginning of period													1,574,823				1,563,089
End of period													$1,586,610				$1,574,823

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019(a)
Dollars:
Sold	$3,635		$5		$667		$77,999		$95		$72		$606		$370		$629
Reinvested	280		79		179		44,579		29		7		186		44		109
Redeemed	(3,030)		(2,994)		(1,027)		(129,477)		(25)		(68)		(1,420)		(801)		(1,045)
Net Increase (Decrease)	$885		$(2,910	) $	(181	) $	(6,899	) $	99		$11		$(628	) $	(387	) $	(307)
Shares:
Sold	451		1		84		9,431		12		9		76		45		77
Reinvested	35		10		23		5,483		4		1		24		6		14
Redeemed	(372)		(394)		(130)		(15,646)		(3)		(8)		(178)		(99)		(129)
Net Increase (Decrease)	114		(383)		(23)		(732)		13		2		(78)		(48)		(38)
Year Ended October 31, 2018
Dollars:
Sold	$2,834		$1,055		$1,183		$293,894		$181		$349		$2,137		$645		$1,413
Reinvested	201		51		135		31,288		19		10		112		42		71
Redeemed	(4,325)		(1,298)		(2,237)		(260,906)		(192)		(513)		(1,075)		(1,100)		(1,340)
Net Increase (Decrease)	$(1,290	) $	(192	) $	(919	) $	64,276		$8		$(154	) $	1,174		$(413	) $	144
Shares:
Sold	341		134		146		34,697		23		43		263		78		169
Reinvested	24		7		17		3,681		2		1		14		5		8
Redeemed	(519)		(164)		(276)		(30,718)		(24)		(64)		(132)		(134)		(161)
Net Increase (Decrease)	(154)		(23)		(113)		7,660		1		(20)		145		(51)		16

Distributions:
Period Ended April 30, 2019(a)
From net investment income and net realized
gain on investments	$(286	) $	(81	) $	(179	) $	(44,579	) $	(29	) $	(14	) $	(186	) $	(44	) $	(109)
Total Dividends and Distributions	$(286	) $	(81	) $	(179	) $	(44,579	) $	(29	) $	(14	) $	(186	) $	(44	) $	(109)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(219	) $	(54	) $	(135	) $	(31,325	) $	(19	) $	(14	) $	(112	) $	(42	) $	(71)
Total Dividends and Distributions	$(219	) $	(54	) $	(135	) $	(31,325	) $	(19	) $	(14	) $	(112	) $	(42	) $	(71)

(a)	Class C shares discontinued operations and converted to ClassAshares on January 11, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands													International Emerging Markets Fund
													Period Ended				Year Ended
													April 30, 2019				October 31, 2018
Operations
Net investment income (loss)															$594				$10,150
Net realized gain (loss) on investments and Foreign currencies															(7,055)				73,600
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies															80,194				(236,555)
			Net Increase (Decrease) in Net Assets Resulting from Operations												73,733				(152,805)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments															(23,854)				(11,083)
							Total Dividends and Distributions								(23,854)				(11,083)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(73,668)				(62,904)
							Total Increase (Decrease) in Net Assets								(23,789)				(226,792)

Net Assets
Beginning of period															751,782				978,574
End of period															$727,993				$751,782

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$5,112		$584		$2,159		$14,461		$252		$251		$629		$333		$1,393		$27,338
Reinvested	2,192		240		2,793		3,215		49		42		161		179		405		14,553
Redeemed	(8,283)		(2,905)		(7,362)		(13,502)		(312)		(502)		(1,840)		(2,246)		(3,492)		(109,565)
Net Increase (Decrease)	$(979	) $	(2,081	) $	(2,410	) $	4,174		$(11	) $	(209	) $	(1,050	) $	(1,734	) $	(1,694	) $	(67,674)
Shares:
Sold	212		25		91		598		11		10		26		14		58		1,136
Reinvested	96		11		127		142		2		2		7		8		18		644
Redeemed	(338)		(127)		(313)		(561)		(13)		(21)		(75)		(94)		(148)		(4,390)
Net Increase (Decrease)	(30)		(91)		(95)		179		–		(9)		(42)		(72)		(72)		(2,610)
Year Ended October 31, 2018
Dollars:
Sold	$22,054		$3,772		$17,606		$54,526		$514		$707		$2,081		$2,566		$7,266		$ 110,919
Reinvested	894		4		1,349		1,096		14		23		85		106		191		7,308
Redeemed	(24,129)		(3,391)		(35,797)		(33,691)		(984)		(2,963)		(5,336)		(6,467)		(9,741)		(173,486)
Net Increase (Decrease)	$(1,181	) $	385		$(16,842	) $	21,931		$(456	) $	(2,233	) $	(3,170	) $	(3,795	) $	(2,284	) $	(55,259)
Shares:
Sold	732		130		600		1,914		17		25		71		86		252		4,056
Reinvested	30		–		48		37		–		1		3		4		6		249
Redeemed	(828)		(123)		(1,284)		(1,174)		(34)		(101)		(187)		(229)		(331)		(6,280)
Net Increase (Decrease)	(66)		7		(636)		777		(17)		(75)		(113)		(139)		(73)		(1,975)

Distributions:
Period Ended April 30, 2019
From net investment income and
net realized gain on investments. $	(2,210	) $	(241	) $	(2,795	) $	(3,216	) $	(49	) $	(45	) $	(161	) $	(179	) $	(405	) $	(14,553)
Total Dividends and
Distributions	$(2,210	) $	(241	) $	(2,795	) $	(3,216	) $	(49	) $	(45	) $	(161	) $	(179	) $	(405	) $	(14,553)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(906	) $	(4	) $	(1,349	) $	(1,096	) $	(14	) $	(24	) $	(85	) $	(106	) $	(191	) $	(7,308)
Total Dividends and
Distributions	$(906	) $	(4	) $	(1,349	) $	(1,096	) $	(14	) $	(24	) $	(85	) $	(106	) $	(191	) $	(7,308)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands											International Fund I
									Period Ended				Year Ended
									April 30, 2019				October 31, 2018
Operations
Net investment income (loss)											$2,915				$8,533
Net realized gain (loss) on investments and Foreign currencies											(8,919)				30,157
Net change in unrealized appreciation/depreciation of investments and Translation of assets & liabilities in foreign currencies											39,272				(105,606)
Net Increase (Decrease) in Net Assets Resulting from Operations											33,268				(66,916)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments											(25,275)				(4,941)
			Total Dividends and Distributions								(25,275)				(4,941)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(6,113)				1,978
			Total Increase (Decrease) in Net Assets								1,880				(69,879)

Net Assets
Beginning of period											381,948				451,827
End of period											$383,828				$381,948

	Class A Institutional				R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$2,852		$23,894		$182		$149		$350		$387		$442		$4,688
Reinvested	520		8,361		127		85		261		341		207		15,349
Redeemed	(1,415)		(41,934)		(442)		(266)		(1,587)		(968)		(672)		(17,024)
Net Increase (Decrease)	$1,957		$(9,679	) $	(133	) $	(32	) $	(976	) $	(240	) $	(23	) $	3,013
Shares:
Sold	215		1,798		13		11		26		30		33		352
Reinvested	43		687		10		7		22		28		17		1,261
Redeemed	(107)		(3,108)		(32)		(20)		(118)		(74)		(48)		(1,292)
Net Increase (Decrease)	151		(623)		(9)		(2)		(70)		(16)		2		321
Year Ended October 31, 2018
Dollars:
Sold	$5,743		$112,266		$420		$509		$947		$3,080		$970		$13,092
Reinvested	50		1,280		9		13		34		31		47		3,475
Redeemed	(3,276)		(51,818)		(722)		(2,549)		(1,899)		(1,236)		(2,736)		(75,752)
Net Increase (Decrease)	$2,517		$61,728		$(293	) $	(2,027	) $	(918	) $	1,875		$(1,719	) $	(59,185)
Shares:
Sold	339		6,559		25		31		56		183		57		758
Reinvested	3		75		1		1		2		2		3		204
Redeemed	(205)		(3,200)		(44)		(150)		(113)		(73)		(166)		(4,412)
Net Increase (Decrease)	137		3,434		(18)		(118)		(55)		112		(106)		(3,450)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on
investments	$(520	) $	(8,361	) $	(127	) $	(109	) $	(261	) $	(341	) $	(207	) $	(15,349)
Total Dividends and Distributions	$(520	) $	(8,361	) $	(127	) $	(109	) $	(261	) $	(341	) $	(207	) $	(15,349)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(50	) $	(1,280	) $	(9	) $	(15	) $	(34	) $	(31	) $	(47	) $	(3,475)
Total Dividends and Distributions	$(50	) $	(1,280	) $	(9	) $	(15	) $	(34	) $	(31	) $	(47	) $	(3,475)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands													LargeCap Growth Fund
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$(644)				$(2,121)
Net realized gain (loss) on investments .													(10,365)				290,054
Net change in unrealized appreciation/depreciation of investments													59,217				(226,046)
	Net Increase (Decrease) in Net Assets Resulting from Operations												48,208				61,887

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(216,398)				(159,915)
					Total Dividends and Distributions								(216,398)				(159,915)

Capital Share Transactions
Net increase (decrease) in capital share transactions													173,842				(553,746)
					Total Increase (Decrease) in Net Assets								5,652				(651,774)

Net Assets
Beginning of period													565,238				1,217,012
End of period													$570,890				$565,238

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019(a)
Dollars:
Sold	$19,162		$221		$3,162		$32,526		$202		$107		$771		$531		$2,307
Reinvested	134,290		6,306		31,939		19,856		1,589		475		2,378		2,728		14,507
Redeemed	(30,652)		(15,080)		(9,955)		(29,233)		(607)		(273)		(2,758)		(3,791)		(6,866)
Net Increase (Decrease)	$122,800		$(8,553	) $	25,146		$23,149		$1,184		$309		$391		$(532	) $	9,948
Shares:
Sold	3,616		53		582		3,967		33		20		108		90		358
Reinvested	28,094		1,782		7,696		3,718		380		108		430		495		2,686
Redeemed	(5,089)		(3,865)		(1,855)		(5,004)		(124)		(53)		(395)		(625)		(1,062)
Net Increase (Decrease)	26,621		(2,030)		6,423		2,681		289		75		143		(40)		1,982
Year Ended October 31, 2018
Dollars:
Sold	$21,149		$4,399		$24,099		$71,630		$863		$596		$2,225		$2,299		$6,356
Reinvested	61,735		2,836		12,970		70,789		788		240		1,666		1,260		6,412
Redeemed	(45,275)		(4,616)		(17,968)		(751,475)		(1,812)		(864)		(7,071)		(5,266)		(11,711)
Net Increase (Decrease)	$37,609		$2,620		$19,101		$ (609,056) $		(161	) $	(28	) $	(3,180	) $	(1,707	) $	1,057
Shares:
Sold	2,140		522		2,667		6,441		94		63		204		215		605
Reinvested	6,829		366		1,557		7,359		94		28		169		128		660
Redeemed	(4,585)		(547)		(1,988)		(71,346)		(197)		(93)		(654)		(485)		(1,080)
Net Increase (Decrease)	4,384		341		2,236		(57,546)		(9)		(2)		(281)		(142)		185

Distributions:
Period Ended April 30, 2019(a)
From net investment income and net realized
gain on investments	$ (135,785) $		(6,451	) $	(32,067	) $	(20,381	) $	(1,589	) $	(512	) $	(2,378	) $	(2,728	) $	(14,507)
Total Dividends and Distributions	$ (135,785) $		(6,451	) $	(32,067	) $	(20,381	) $	(1,589	) $	(512	) $	(2,378	) $	(2,728	) $	(14,507)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(62,605	) $	(2,951	) $	(12,987	) $	(70,974	) $	(788	) $	(272	) $	(1,666	) $	(1,260	) $	(6,412)
Total Dividends and Distributions	$(62,605	) $	(2,951	) $	(12,987	) $	(70,974	) $	(788	) $	(272	) $	(1,666	) $	(1,260	) $	(6,412)

(a)	Class C shares discontinued operations and converted to ClassAshares on January 11, 2019.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands												LargeCap Growth Fund I
										Period Ended				Year Ended
										April 30, 2019				October 31, 2018
Operations
Net investment income (loss)												$12,640				$4,712
Net realized gain (loss) on investments , Foreign currencies and Futures												454,225				1,058,086
Net change in unrealized appreciation/depreciation of investments and Futures												628,652				(10,189)
	Net Increase (Decrease) in Net Assets Resulting from Operations											1,095,517				1,052,609

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments												(916,938)				(745,957)
				Total Dividends and Distributions								(916,938)				(745,957)

Capital Share Transactions
Net increase (decrease) in capital share transactions												593,831				136,987
				Total Increase (Decrease) in Net Assets								772,410				443,639

Net Assets
Beginning of period												8,254,521				7,810,882
End of period												$9,026,931				$8,254,521

	Class A		Class J	Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$8,992		$13,523	$145,183		$415		$605		$5,554		$10,608		$8,607		$ 153,139
Reinvested	4,354		23,966	238,645		1,023		962		11,543		9,233		31,612		594,475
Redeemed	(6,787)		(18,022)	(232,317)		(1,443)		(818)		(15,898)		(11,536)		(37,843)		(343,944)
Net Increase (Decrease)	$6,559		$19,467	$151,511		$(5	) $	749		$1,199		$8,305		$2,376		$403,670
Shares:
Sold	648		1,138	9,997		34		51		421		786		617		10,745
Reinvested	352		2,330	18,635		95		92		1,005		786		2,577		46,428
Redeemed	(481)		(1,530)	(16,630)		(124)		(69)		(1,214)		(856)		(2,801)		(24,356)
Net Increase (Decrease)	519		1,938	12,002		5		74		212		716		393		32,817
Year Ended October 31, 2018
Dollars:
Sold	$22,788		$48,556	$250,868		$2,175		$2,494		$19,083		$23,476		$33,613		$ 683,030
Reinvested	2,542		16,727	199,549		732		961		10,590		7,645		28,388		478,109
Redeemed	(10,036)		(29,481)	(544,088)		(2,344)		(6,414)		(50,589)		(41,605)		(104,086)		(905,696)
Net Increase (Decrease)	$15,294		$35,802	$(93,671	) $	563		$(2,959	) $	(20,916	) $	(10,484	) $	(42,085	) $	255,443
Shares:
Sold	1,460		3,693	16,006		157		189		1,303		1,618		2,200		43,506
Reinvested	172		1,334	13,275		56		76		773		547		1,963		31,808
Redeemed	(655)		(2,266)	(34,609)		(173)		(483)		(3,551)		(2,838)		(6,926)		(58,152)
Net Increase (Decrease)	977		2,761	(5,328)		40		(218)		(1,475)		(673)		(2,763)		17,162

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$(4,468	) $	(23,976)	$ (239,570) $		(1,023	) $	(1,037	) $	(11,544	) $	(9,233	) $	(31,612)	$ (594,475)
Total Dividends and Distributions	$(4,468	) $	(23,976)	$ (239,570) $		(1,023	) $	(1,037	) $	(11,544	) $	(9,233	) $	(31,612)		$ (594,475)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(2,554	) $	(16,730)	$ (200,190) $		(732	) $	(1,019	) $	(10,590	) $	(7,645	) $	(28,388)		$ (478,109)
Total Dividends and Distributions	$(2,554	) $	(16,730)	$ (200,190) $		(732	) $	(1,019	) $	(10,590	) $	(7,645	) $	(28,388)	$ (478,109)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands									LargeCap S&P 500 Index Fund
									Period Ended				Year Ended
									April 30, 2019				October 31, 2018
Operations
Net investment income (loss)											$55,155				$99,090
Net realized gain (loss) on investments , Foreign currencies and Futures											46,294				300,226
Net change in unrealized appreciation/depreciation of investments and Futures											430,085				(26,802)
	Net Increase (Decrease) in Net Assets Resulting from Operations										531,534				372,514

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments											(352,546)				(377,859)
					Total Dividends and Distributions						(352,546)				(377,859)

Capital Share Transactions
Net increase (decrease) in capital share transactions											332,171				37,862
					Total Increase (Decrease) in Net Assets						511,159				32,517

Net Assets
Beginning of period											5,526,282				5,493,765
End of period											$6,037,441				$5,526,282

	Class A		Class C		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$43,122		$7,569		$20,750	$496,944	$1,449		$1,491		$10,932		$15,694		$21,613
Reinvested	23,705		3,594		41,668	239,122	873		1,250		10,837		9,363		21,590
Redeemed	(33,987)		(11,405)		(45,175)	(401,493)	(3,081)		(3,030)		(32,441)		(30,967)		(77,816)
Net Increase (Decrease)	$32,840		$(242	) $	17,243	$334,573	$(759	) $	(289	) $	(10,672	) $	(5,910	) $	(34,613)
Shares:
Sold	2,541		462		1,219	29,904	82		86		633		912		1,246
Reinvested	1,509		235		2,682	15,236	56		79		689		594		1,356
Redeemed	(1,984)		(699)		(2,662)	(23,819)	(175)		(177)		(1,869)		(1,831)		(4,636)
Net Increase (Decrease)	2,066		(2)		1,239	21,321	(37)		(12)		(547)		(325)		(2,034)
Year Ended October 31, 2018
Dollars:
Sold	$65,548		$15,212		$64,091	$766,423	$3,038		$2,922		$32,476		$33,106		$48,358
Reinvested	22,928		3,346		43,141	253,052	1,116		1,758		13,546		12,541		25,718
Redeemed	(64,223)		(10,136)		(96,503)	(884,979)	(8,113)		(14,991)		(76,985)		(88,574)		(125,954)
Net Increase (Decrease)	$24,253		$8,422		$10,729	$134,496	$(3,959	) $	(10,311	) $	(30,963	) $	(42,927	) $	(51,878)
Shares:
Sold	3,615		856		3,557	41,637	168		160		1,768		1,806		2,627
Reinvested	1,291		193		2,452	14,240	63		99		762		704		1,429
Redeemed	(3,537)		(573)		(5,368)	(49,313)	(451)		(813)		(4,235)		(4,882)		(6,884)
Net Increase (Decrease)	1,369		476		641	6,564	(220)		(554)		(1,705)		(2,372)		(2,828)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$(24,106	) $	(3,663	) $	(41,712)	$ (239,126) $	(873	) $	(1,250	) $	(10,837	) $	(9,377	) $	(21,602)
Total Dividends and Distributions	$(24,106	) $	(3,663	) $	(41,712)	$ (239,126) $	(873	) $	(1,250	) $	(10,837	) $	(9,377	) $	(21,602)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(23,496	) $	(3,422	) $	(43,205)	$ (253,057) $	(1,116	) $	(1,758	) $	(13,546	) $	(12,541	) $	(25,718)
Total Dividends and Distributions	$(23,496	) $	(3,422	) $	(43,205)	$ (253,057) $	(1,116	) $	(1,758	) $	(13,546	) $	(12,541	) $	(25,718)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands													MidCap Fund
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$5,478				$11,253
Net realized gain (loss) on investments .													399,035				1,612,043
Net change in unrealized appreciation/depreciation of investments													2,190,763		(1,419,728)
			Net Increase (Decrease) in Net Assets Resulting from Operations										2,595,276				203,568

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(1,485,719)				(516,388)
					Total Dividends and Distributions								(1,485,719)				(516,388)

Capital Share Transactions
Net increase (decrease) in capital share transactions													223,744				(177,308)
					Total Increase (Decrease) in Net Assets								1,333,301				(490,128)

Net Assets
Beginning of period													14,754,992		15,245,120
End of period													$16,088,293		$14,754,992

	Class A		Class C	Class J	Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$76,419		$4,435	$1,151	$1,248,281		$2,596		$1,613		$5,805		$7,481		$29,745		$ 558,017
Reinvested	136,988		24,372	29,463	884,102		9,032		2,262		10,368		8,952		34,089		77,955
Redeemed	(160,595)		(38,841)	(15,922)	(2,388,536)		(6,415)		(4,291)		(26,550)		(12,504)		(68,312)		(207,416)
Net Increase (Decrease)	$52,812		$(10,034)	$ 14,692 $	(256,153	) $	5,213		$(416	) $	(10,377	) $	3,929		$(4,478	) $	428,556
Shares:
Sold	3,112		218	47	49,673		114		69		234		292		1,165		20,788
Reinvested	6,224		1,240	1,395	39,155		446		110		483		399		1,532		3,454
Redeemed	(6,411)		(1,774)	(662)	(94,717)		(277)		(181)		(1,068)		(503)		(2,769)		(8,190)
Net Increase (Decrease)	2,925		(316)	780	(5,889)		283		(2)		(351)		188		(72)		16,052
Year Ended October 31, 2018
Dollars:
Sold	$ 144,494 $		6,765	$2,907	$2,734,530		$5,868		$3,858		$16,566		$18,902		$80,394		$ 892,863
Reinvested	51,569		9,428	10,400	305,570		3,148		900		4,076		4,138		12,603		23,657
Redeemed	(441,299)		(61,607)	(34,555)	(3,522,116)		(11,521)		(9,547)		(41,398)		(61,502)		(127,061)		(199,338)
Net Increase (Decrease)	$(245,236	) $	(45,414)	$ (21,248) $	(482,016	) $	(2,505	) $	(4,789	) $	(20,756	) $	(38,462	) $	(34,064	) $	717,182
Shares:
Sold	5,294		272	110	97,951		232		148		618		681		2,915		31,465
Reinvested	1,934		388	405	11,217		127		36		156		153		468		869
Redeemed	(16,118)		(2,471)	(1,309)	(125,086)		(456)		(373)		(1,544)		(2,230)		(4,617)		(7,158)
Net Increase (Decrease)	(8,890)		(1,811)	(794)	(15,918)		(97)		(189)		(770)		(1,396)		(1,234)		25,176

Distributions:
Period Ended April 30, 2019
From net investment income and
net realized gain on investments.	$ (147,100) $		(27,873)	$ (29,473) $	(1,070,000	) $	(9,037	) $	(2,417	) $	(10,369	) $	(8,955	) $	(34,190)		$ (146,305)
Total Dividends and
Distributions	$ (147,100) $		(27,873)	$ (29,473) $	(1,070,000	) $	(9,037	) $	(2,417	) $	(10,369	) $	(8,955	) $	(34,190)	$ (146,305)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(56,155	) $	(10,861)	$ (10,410) $	(386,935	) $	(3,150	) $	(1,023	) $	(4,076	) $	(4,138	) $	(12,606	) $	(27,034)
Total Dividends and
Distributions	$(56,155	) $	(10,861)	$ (10,410) $	(386,935	) $	(3,150	) $	(1,023	) $	(4,076	) $	(4,138	) $	(12,606	) $	(27,034)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands													MidCap Value Fund I
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$5,056				$9,042
Net realized gain (loss) on investments , Foreign currencies and Futures													10,978				101,903
Net change in unrealized appreciation/depreciation of investments and Futures													70,465				(100,003)
		Net Increase (Decrease) in Net Assets Resulting from Operations											86,499				10,942

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(99,895)				(69,194)
					Total Dividends and Distributions								(99,895)				(69,194)

Capital Share Transactions
Net increase (decrease) in capital share transactions													1,604,382				(67,518)
					Total Increase (Decrease) in Net Assets								1,590,986				(125,770)

Net Assets
Beginning of period													940,703				1,066,473
End of period													$2,531,689				$940,703

		Class A	Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019(a)
Dollars:
Sold		$272	$895		$27,002		$125		$117		$669		$1,405		$1,311		$ 1,231,433
Issued in acquisitions		25,751	90,458		56,528		251		957		6,863		4,747		8,965		820,438
Reinvested		–	6,856		87,757		331		258		912		871		2,803		–
Redeemed		(650)	(4,772)		(747,521)		(486)		(403)		(2,016)		(2,560)		(7,656)		(7,529)
Net Increase (Decrease)		$25,373	$93,437		$ (576,234) $		221		$929		$6,428		$4,463		$5,423		$ 2,044,342
Shares:
Sold		19	65		2,090		9		9		51		106		95		89,212
Issued in acquisitions		1,858	6,604		4,084		19		71		502		347		651		59,180
Reinvested		–	579		7,312		29		22		78		73		236		–
Redeemed		(47)	(359)		(54,754)		(39)		(33)		(152)		(195)		(595)		(543)
Net Increase (Decrease)		1,830	6,889		(41,268)		18		69		479		331		387		147,849
Year Ended October 31, 2018
Dollars:
Sold		N/A $	2,092		$125,208		$422		$340		$1,497		$1,364		$3,288		N/A
Reinvested		N/A	4,705		59,888		264		275		918		861		2,208		N/A
Redeemed		N/A	(10,371)		(227,345)		(1,484)		(3,174)		(8,674)		(8,026)		(11,774)		N/A
Net Increase (Decrease)		N/A $	(3,574	) $	(42,249	) $	(798	) $	(2,559	) $	(6,259	) $	(5,801	) $	(6,278)		N/A
Shares:
Sold		N/A	138		7,980		29		23		100		91		217		N/A
Reinvested		N/A	315		3,958		18		19		62		58		147		N/A
Redeemed		N/A	(686)		(14,859)		(101)		(212)		(574)		(529)		(771)		N/A
Net Increase (Decrease)		N/A	(233)		(2,921)		(54)		(170)		(412)		(380)		(407)		N/A

Distributions:
Period Ended April 30, 2019(a)
From net investment income and net realized
gain on investments	$	– $	(6,867	) $	(87,845	) $	(331	) $	(266	) $	(912	) $	(871	) $	(2,803	) $	–
Total Dividends and Distributions	$	– $	(6,867	) $	(87,845	) $	(331	) $	(266	) $	(912	) $	(871	) $	(2,803	) $	–
Year Ended October 31, 2018
From net investment income and net realized
gain on investments		N/A $	(4,712	) $	(59,947	) $	(264	) $	(284	) $	(918	) $	(861	) $	(2,208)		N/A
Total Dividends and Distributions		N/A $	(4,712	) $	(59,947	) $	(264	) $	(284	) $	(918	) $	(861	) $	(2,208)		N/A

(a)	Period fromApril 2, 2019, date operations commenced, throughApril 30, 2019 for ClassAand R-6 shares.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands			Money Market Fund
	Period Ended				Year Ended
	April 30, 2019				October 31, 2018
Operations
Net investment income (loss)			$5,026				$6,284
Net realized gain (loss) on investments .			126				33
Net change in unrealized appreciation/depreciation of investments			–				–
Net Increase (Decrease) in Net Assets Resulting from Operations			5,152				6,317

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments			(5,056)				(6,317)
	Total Dividends and Distributions		(5,056)				(6,317)

Capital Share Transactions
Net increase (decrease) in capital share transactions			13,433				(14,074)
	Total Increase (Decrease) in Net Assets		13,529				(14,074)

Net Assets
Beginning of period			489,582				503,656
End of period			$503,111				$489,582

	Class A		Class C		Class J		Institutional
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$111,082		N/A $		80,782		N/A
Reinvested	2,408		N/A		2,567		N/A
Redeemed	(104,974)		N/A		(78,432)		N/A
Net Increase (Decrease)	$8,516		N/A $		4,917		N/A
Shares:
Sold	111,082		N/A		80,782		N/A
Reinvested	2,408		N/A		2,567		N/A
Redeemed	(104,974)		N/A		(78,432)		N/A
Net Increase (Decrease)	8,516		N/A		4,917		N/A
Year Ended October 31, 2018(a)
Dollars:
Sold	$ 194,918 $		1,698		$ 152,066 $		10
Reinvested	3,057		32		3,109		1
Redeemed	(211,308)		(16,611)		(140,632)		(414)
Net Increase (Decrease)	$(13,333	) $	(14,881	) $	14,543		$(403)
Shares:
Sold	194,918		1,698		152,066		10
Reinvested	3,057		32		3,109		1
Redeemed	(211,308)		(16,611)		(140,632)		(414)
Net Increase (Decrease)	(13,333)		(14,881)		14,543		(403)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on investments	$(2,451)		N/A $		(2,605)		N/A
Total Dividends and Distributions	$(2,451)		N/A $		(2,605)		N/A
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments	$(3,116	) $	(44	) $	(3,156	) $	(1)
Total Dividends and Distributions	$(3,116	) $	(44	) $	(3,156	) $	(1)

(a) Class C and Institutional shares discontinued operations on March 23, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands									Principal Capital Appreciation Fund
									Period Ended				Year Ended
									April 30, 2019				October 31, 2018
Operations
Net investment income (loss)											$11,003				$27,251
Net realized gain (loss) on investments .											98,102				643,990
Net change in unrealized appreciation/depreciation of investments											81,556				(512,291)
	Net Increase (Decrease) in Net Assets Resulting from Operations										190,661				158,950

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments											(547,640)				(166,375)
			Total Dividends and Distributions								(547,640)				(166,375)

Capital Share Transactions
Net increase (decrease) in capital share transactions											438,052				(734,019)
			Total Increase (Decrease) in Net Assets								81,073				(741,444)

Net Assets
Beginning of period											1,763,074				2,504,518
End of period											$1,844,147				$1,763,074

	Class A		Class C		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$26,474		$2,147		$107,823		$101		$388		$854		$1,097		$4,834
Reinvested	278,304		19,350		223,236		666		575		4,983		5,398		10,526
Redeemed	(85,966)		(15,218)		(134,357)		(519)		(855)		(2,897)		(4,568)		(4,324)
Net Increase (Decrease)	$218,812		$6,279		$196,702		$248		$108		$2,940		$1,927		$11,036
Shares:
Sold	580		67		1,912		2		9		18		22		106
Reinvested	6,805		704		5,300		16		13		122		131		253
Redeemed	(1,832)		(505)		(2,948)		(10)		(16)		(61)		(102)		(85)
Net Increase (Decrease)	5,553		266		4,264		8		6		79		51		274
Year Ended October 31, 2018
Dollars:
Sold	$36,346		$6,104		$43,919		$297		$510		$2,735		$2,478		$4,595
Reinvested	70,187		4,588		82,826		174		205		1,701		1,492		3,132
Redeemed	(121,508)		(10,038)		(827,086)		(623)		(1,280)		(11,658)		(8,520)		(14,595)
Net Increase (Decrease)	$(14,975	) $	654		$ (700,341) $		(152	) $	(565	) $	(7,222	) $	(4,550	) $	(6,868)
Shares:
Sold	569		122		673		5		8		44		39		71
Reinvested	1,127		95		1,304		3		4		27		24		50
Redeemed	(1,900)		(202)		(12,743)		(10)		(20)		(183)		(130)		(227)
Net Increase (Decrease)	(204)		15		(10,766)		(2)		(8)		(112)		(67)		(106)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on
investments	$ (282,367) $		(19,604)		$ (223,276) $		(666	) $	(820	) $	(4,983	) $	(5,398	) $	(10,526)
Total Dividends and Distributions	$ (282,367) $		(19,604)		$ (223,276) $		(666	) $	(820	) $	(4,983	) $	(5,398	) $	(10,526)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(71,966	) $	(4,660	) $	(82,986	) $	(174	) $	(264	) $	(1,701	) $	(1,492	) $	(3,132)
Total Dividends and Distributions	$(71,966	) $	(4,660	) $	(82,986	) $	(174	) $	(264	) $	(1,701	) $	(1,492	) $	(3,132)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands															Real Estate Securities Fund
													Period Ended				Year Ended
													April 30, 2019				October 31, 2018
Operations
Net investment income (loss)															$33,571				$66,029
Net realized gain (loss) on investments .															49,712				88,081
Net change in unrealized appreciation/depreciation of investments															420,331				(58,776)
			Net Increase (Decrease) in Net Assets Resulting from Operations												503,614				95,334

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments															(101,792)				(151,297)
							Total Dividends and Distributions								(101,792)				(151,297)

Capital Share Transactions
Net increase (decrease) in capital share transactions															389,548				(2,030)
							Total Increase (Decrease) in Net Assets								791,370				(57,993)

Net Assets
Beginning of period															3,660,698				3,718,691
End of period															$4,452,068				$3,660,698

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$37,855		$3,114		$4,224		$738,011		$299		$1,592		$5,000		$3,906		$16,220		$ 200,342
Reinvested	5,559		1,020		4,087		41,674		90		216		969		1,034		4,267		31,028
Redeemed	(45,738)		(8,516)		(10,922)		(376,049)		(600)		(4,350)		(7,015)		(12,788)		(60,177)		(184,804)
Net Increase (Decrease)	$(2,324	) $	(4,382	) $	(2,611	) $	403,636		$(211	) $	(2,542	) $	(1,046	) $	(7,848	) $	(39,690	) $	46,566
Shares:
Sold	1,577		134		178		30,019		12		70		214		166		702		8,428
Reinvested	245		46		185		1,823		4		10		44		47		194		1,361
Redeemed	(1,891)		(365)		(469)		(15,663)		(25)		(191)		(298)		(559)		(2,523)		(7,889)
Net Increase (Decrease)	(69)		(185)		(106)		16,179		(9)		(111)		(40)		(346)		(1,627)		1,900
Year Ended October 31, 2018
Dollars:
Sold	$74,413		$10,309		$5,987		$793,282		$662		$5,187		$9,380		$12,242		$32,666		$ 693,712
Reinvested	8,955		1,506		6,829		59,681		168		435		1,732		2,196		6,686		45,543
Redeemed	(98,448)		(13,746)		(30,221)		(983,485)		(2,578)		(10,326)		(23,613)		(32,076)		(44,991)		(534,117)
Net Increase (Decrease)	$(15,080	) $	(1,931	) $	(17,405)		$ (130,522) $		(1,748	) $	(4,704	) $	(12,501	) $	(17,638	) $	(5,639	) $	205,138
Shares:
Sold	3,220		452		266		34,428		29		233		414		553		1,472		29,276
Reinvested	383		66		300		2,547		7		19		76		97		295		1,943
Redeemed	(4,224)		(605)		(1,346)		(41,865)		(111)		(465)		(1,048)		(1,427)		(1,995)		(22,487)
Net Increase (Decrease)	(621)		(87)		(780)		(4,890)		(75)		(213)		(558)		(777)		(228)		8,732

Distributions:
Period Ended April 30, 2019
From net investment income and
net realized gain on investments. $	(7,146	) $	(1,050	) $	(4,090	) $	(44,198	) $	(90	) $	(353	) $	(970	) $	(1,034	) $	(4,269	) $	(38,592)
Total Dividends and
Distributions	$(7,146	) $	(1,050	) $	(4,090	) $	(44,198	) $	(90	) $	(353	) $	(970	) $	(1,034	) $	(4,269	) $	(38,592)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(11,306	) $	(1,553	) $	(6,838	) $	(72,239	) $	(168	) $	(727	) $	(1,732	) $	(2,196	) $	(6,688	) $	(47,850)
Total Dividends and
Distributions	$(11,306	) $	(1,553	) $	(6,838	) $	(72,239	) $	(168	) $	(727	) $	(1,732	) $	(2,196	) $	(6,688	) $	(47,850)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands															Short-Term Income Fund
													Period Ended				Year Ended
													April 30, 2019				October 31, 2018
Operations
Net investment income (loss)															$59,483				$96,137
Net realized gain (loss) on investments .															(238)				(26,939)
Net change in unrealized appreciation/depreciation of investments															64,404				(46,143)
			Net Increase (Decrease) in Net Assets Resulting from Operations												123,649				23,055

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments															(59,053)				(95,412)
							Total Dividends and Distributions								(59,053)				(95,412)

Capital Share Transactions
Net increase (decrease) in capital share transactions															(32,527)				643,789
							Total Increase (Decrease) in Net Assets								32,069				571,432

Net Assets
Beginning of period															4,786,400				4,214,968
End of period															$4,818,469				$4,786,400

	Class A		Class C		Class J		Class T		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$79,803		$20,093		$14,061		N/A $		492,047		$636		$175		$1,425		$2,256		$7,772
Reinvested	2,841		412		1,429		N/A		52,522		5		13		134		50		145
Redeemed	(85,533)		(25,900)		(13,601)		N/A		(567,869)		(946)		(531)		(2,161)		(8,062)		(3,743)
Net Increase (Decrease)	$(2,889	) $	(5,395	) $	1,889		N/A $		(23,300	) $	(305	) $	(343	) $	(602	) $	(5,756	) $	4,174
Shares:
Sold	6,624		1,672		1,167		N/A		40,781		53		14		119		188		647
Reinvested	235		34		118		N/A		4,349		1		1		11		4		12
Redeemed	(7,089)		(2,146)		(1,128)		N/A		(47,137)		(79)		(44)		(180)		(670)		(311)
Net Increase (Decrease)	(230)		(440)		157		N/A		(2,007)		(25)		(29)		(50)		(478)		348
Year Ended October 31, 2018(a)
Dollars:
Sold	$ 131,418 $		13,182		$21,688		$–	$ 1,528,497 $			1,336		$442		$6,176		$3,169		$2,627
Reinvested	5,188		688		2,520		–		84,820		7		30		231		174		192
Redeemed	(165,029)		(26,789)		(37,898)		(10)		(914,674)		(996)		(962)		(5,584)		(3,975)		(2,679)
Net Increase (Decrease)	$(28,423	) $	(12,919	) $	(13,690	) $	(10	) $	698,643		$347		$(490	) $	823		$(632	) $	140
Shares:
Sold	10,883		1,090		1,796		–		126,637		111		37		510		262		217
Reinvested	430		57		209		–		7,033		1		2		19		14		16
Redeemed	(13,655)		(2,216)		(3,136)		(1)		(75,770)		(83)		(80)		(461)		(329)		(221)
Net Increase (Decrease)	(2,342)		(1,069)		(1,131)		(1)		57,900		29		(41)		68		(53)		12

Distributions:
Period Ended April 30, 2019
From net investment income and
net realized gain on investments. $	(3,389	) $	(448	) $	(1,438)		N/A $		(53,428	) $	(5	) $	(14	) $	(134	) $	(52	) $	(145)
Total Dividends and
Distributions	$(3,389	) $	(448	) $	(1,438)		N/A $		(53,428	) $	(5	) $	(14	) $	(134	) $	(52	) $	(145)
Year Ended October 31, 2018(a)
From net investment income and
net realized gain on investments. $	(5,814	) $	(736	) $	(2,542	) $	– $		(85,682	) $	(8	) $	(33	) $	(231	) $	(174	) $	(192)
Total Dividends and
Distributions	$(5,814	) $	(736	) $	(2,542	) $	– $		(85,682	) $	(8	) $	(33	) $	(231	) $	(174	) $	(192)

(a) Class T shares discontinued operations on August 24, 2018.

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands															SmallCap Fund
													Period Ended				Year Ended
													April 30, 2019				October 31, 2018
Operations
Net investment income (loss)															$377				$868
Net realized gain (loss) on investments .															11,339				87,791
Net change in unrealized appreciation/depreciation of investments															45,057				(81,274)
			Net Increase (Decrease) in Net Assets Resulting from Operations												56,773				7,385

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments															(83,738)				(51,557)
							Total Dividends and Distributions								(83,738)				(51,557)

Capital Share Transactions
Net increase (decrease) in capital share transactions															76,797				60,137
							Total Increase (Decrease) in Net Assets								49,832				15,965

Net Assets
Beginning of period															642,425				626,460
End of period															$692,257				$642,425

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$12,600		$1,451		$2,837		$30,748		$131		$596		$1,054		$8,916		$5,358		$16,549
Reinvested	27,519		4,816		25,797		9,936		328		209		1,454		2,552		2,996		6,629
Redeemed	(17,179)		(7,949)		(11,094)		(31,937)		(188)		(735)		(2,077)		(2,687)		(8,793)		(3,040)
Net Increase (Decrease)	$22,940		$(1,682	) $	17,540		$8,747		$271		$70		$431		$8,781		$(439	) $	20,138
Shares:
Sold	635		80		147		1,433		7		33		52		421		236		742
Reinvested	1,579		314		1,556		525		20		12		83		140		160		350
Redeemed	(861)		(467)		(579)		(1,495)		(10)		(38)		(102)		(127)		(402)		(142)
Net Increase (Decrease)	1,353		(73)		1,124		463		17		7		33		434		(6)		950
Year Ended October 31, 2018
Dollars:
Sold	$33,280		$10,098		$7,815		$51,471		$412		$2,439		$3,440		$7,643		$9,927		$30,295
Reinvested	17,812		2,854		17,111		5,542		247		199		1,134		1,256		1,589		2,160
Redeemed	(46,262)		(6,990)		(24,197)		(32,839)		(1,018)		(11,472)		(6,847)		(5,733)		(7,664)		(3,565)
Net Increase (Decrease)	$4,830		$5,962		$729		$24,174		$(359	) $	(8,834	) $	(2,273	) $	3,166		$3,852		$28,890
Shares:
Sold	1,345		452		329		1,956		18		108		139		299		380		1,123
Reinvested	778		138		781		226		11		9		50		53		66		88
Redeemed	(1,916)		(321)		(1,044)		(1,282)		(43)		(472)		(279)		(229)		(302)		(131)
Net Increase (Decrease)	207		269		66		900		(14)		(355)		(90)		123		144		1,080

Distributions:
Period Ended April 30, 2019
From net investment income and
net realized gain on investments. $	(27,830	) $	(4,846	) $	(25,813	) $	(10,800	) $	(328	) $	(490	) $	(1,454	) $	(2,552	) $	(2,996	) $	(6,629)
Total Dividends and
Distributions	$(27,830	) $	(4,846	) $	(25,813	) $	(10,800	) $	(328	) $	(490	) $	(1,454	) $	(2,552	) $	(2,996	) $	(6,629)
Year Ended October 31, 2018
From net investment income and
net realized gain on investments. $	(18,155	) $	(2,877	) $	(17,115	) $	(6,027	) $	(247	) $	(997	) $	(1,134	) $	(1,256	) $	(1,589	) $	(2,160)
Total Dividends and
Distributions	$(18,155	) $	(2,877	) $	(17,115	) $	(6,027	) $	(247	) $	(997	) $	(1,134	) $	(1,256	) $	(1,589	) $	(2,160)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands													SmallCap Value Fund II
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$4,966				$6,024
Net realized gain (loss) on investments , Foreign currencies and Futures													(29,011)				185,437
Net change in unrealized appreciation/depreciation of investments and Futures													85,119				(217,421)
	Net Increase (Decrease) in Net Assets Resulting from Operations												61,074				(25,960)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(165,869)				(119,641)
					Total Dividends and Distributions								(165,869)				(119,641)

Capital Share Transactions
Net increase (decrease) in capital share transactions													120,505				(11,059)
					Total Increase (Decrease) in Net Assets								15,710				(156,660)

Net Assets
Beginning of period													1,080,453				1,237,113
End of period													$1,096,163				$1,080,453

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5		R-6
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$1,156		$725		$17,244		$109		$662		$835		$546		$2,038		$25,432
Reinvested	1,126		2,679		19,931		153		198		1,350		748		3,622		135,952
Redeemed	(1,264)		(1,139)		(16,067)		(218)		(987)		(2,318)		(730)		(4,899)		(66,379)
Net Increase (Decrease)	$1,018		$2,265		$21,108		$44		$(127	) $	(133	) $	564		$761		$95,005
Shares:
Sold	112		72		1,743		12		73		85		53		195		2,501
Reinvested	126		305		2,196		19		24		157		85		408		14,977
Redeemed	(123)		(114)		(1,558)		(23)		(104)		(230)		(72)		(504)		(6,467)
Net Increase (Decrease)	115		263		2,381		8		(7)		12		66		99		11,011
Year Ended October 31, 2018
Dollars:
Sold	$3,583		$1,228		$46,901		$337		$664		$1,732		$1,161		$3,416		$ 111,373
Reinvested	722		1,861		16,095		123		256		1,122		626		2,879		95,329
Redeemed	(2,808)		(2,941)		(103,475)		(507)		(2,523)		(4,733)		(3,140)		(11,459)		(168,881)
Net Increase (Decrease)	$1,497		$148		$(40,479	) $	(47	) $	(1,603	) $	(1,879	) $	(1,353	) $	(5,164	) $	37,821
Shares:
Sold	272		95		3,588		28		53		135		89		259		8,289
Reinvested	54		143		1,204		10		21		88		48		219		7,134
Redeemed	(211)		(226)		(7,632)		(43)		(203)		(366)		(240)		(876)		(12,662)
Net Increase (Decrease)	115		12		(2,840)		(5)		(129)		(143)		(103)		(398)		2,761

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$(1,127	) $	(2,679	) $	(19,931	) $	(153	) $	(307	) $	(1,350	) $	(748	) $	(3,622) $		(135,952)
Total Dividends and Distributions	$(1,127	) $	(2,679	) $	(19,931	) $	(153	) $	(307	) $	(1,350	) $	(748	) $	(3,622) $		(135,952)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(723	) $	(1,861	) $	(16,621	) $	(123	) $	(357	) $	(1,122	) $	(626	) $	(2,879	) $	(95,329)
Total Dividends and Distributions	$(723	) $	(1,861	) $	(16,621	) $	(123	) $	(357	) $	(1,122	) $	(626	) $	(2,879	) $	(95,329)

See accompanying notes.

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands		Tax-Exempt Bond Fund
		Period Ended		Year Ended
		April 30, 2019		October 31, 2018
Operations
Net investment income (loss)		$7,152				$13,635
Net realized gain (loss) on investments .		934				(2,506)
Net change in unrealized appreciation/depreciation of investments		15,121				(13,427)
Net Increase (Decrease) in Net Assets Resulting from Operations		23,207				(2,298)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments		(6,625)				(12,885)
	Total Dividends and Distributions	(6,625)				(12,885)

Capital Share Transactions
Net increase (decrease) in capital share transactions		50,296				36,930
	Total Increase (Decrease) in Net Assets	66,878				21,747

Net Assets
Beginning of period		366,618				344,871
End of period		$433,496				$366,618

		Class A		Class C		Institutional
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold		$58,911		$10,911		$44,071
Reinvested		4,177		327		1,272
Redeemed		(41,499)		(6,841)		(21,033)
Net Increase (Decrease)		$21,589		$4,397		$24,310
Shares:
Sold		8,338		1,545		6,210
Reinvested		588		46		179
Redeemed		(5,870)		(965)		(2,977)
Net Increase (Decrease)		3,056		626		3,412
Year Ended October 31, 2018
Dollars:
Sold		$70,532		$6,780		$55,240
Reinvested		8,818		629		1,791
Redeemed		(75,608)		(7,098)		(24,154)
Net Increase (Decrease)		$3,742		$311		$32,877
Shares:
Sold		9,854		947		7,752
Reinvested		1,235		88		252
Redeemed		(10,591)		(990)		(3,397)
Net Increase (Decrease)		498		45		4,607

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on investments		$(4,777	) $	(384	) $	(1,464)
Total Dividends and Distributions		$(4,777	) $	(384	) $	(1,464)
Year Ended October 31, 2018
From net investment income and net realized gain on investments		$(10,120	) $	(744	) $	(2,021)
Total Dividends and Distributions		$(10,120	) $	(744	) $	(2,021)

See accompanying notes.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for California Municipal Fund, Core Plus Bond Fund, Diversified International Fund, Equity Income Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, Global Real Estate Securities Fund, Government & High Quality Bond Fund, High Yield Fund, High Yield Fund I, Income Fund, Inflation Protection Fund, International Emerging Markets Fund, International Fund I, LargeCap Growth Fund, LargeCap Growth Fund I, LargeCap S&P 500 Index Fund, MidCap Fund, MidCap Value Fund I, Money Market Fund, Principal Capital Appreciation Fund, Real Estate Securities Fund, Short-Term Income Fund, SmallCap Fund, SmallCap Value Fund II and Tax-Exempt Bond Fund (known as the "Funds") are presented herein. The Funds may offer up to ten classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6. Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

Effective March 23, 2018, Money Market Fund Class C and Institutional Class shares were redeemed and discontinued operations. Effective August 24, 2018, Class T shares were discontinued and liquidated.

Effective October 9, 2018, the initial purchase of $10,000 of Class J shares of Equity Income Fund was made by Principal Global Investors, LLC (the “Manager”).

Effective October 12, 2018, Equity Income Fund acquired all the assets and assumed all the liabilities of LargeCap Value Fund, a series of the Fund, pursuant to a plan of reorganization approved by shareholders October 1, 2018. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 40,486,000 shares from LargeCap Value Fund for 8,756,000 shares valued at $274,348,000 of Equity Income Fund at an approximate exchange rate of .22, .21, .21, .22, .22, .22, .22, .21 and .22 for Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4 and R-5 classes of shares, respectively. The investment securities of LargeCap Value Fund, with a fair value of approximately $273,482,000 and a cost of $285,580,000 and $997,000 cash were the primary assets acquired by Equity Income Fund on October 12, 2018. For financial reporting purposes, assets received and shares issued by Equity Income Fund were recorded at fair value; however, the cost basis of the investments received from LargeCap Value Fund were maintained through the reorganization. The net assets of LargeCap Value Fund and Equity Income Fund immediately prior to the acquisition in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) were approximately $274,418,000 ($167,993,000 of accumulated realized gain) and $6,697,654,000, respectively. The aggregate net assets of Equity Income Fund immediately following the acquisition was $6,972,072,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on November 1, 2017, the beginning of the fiscal year for Equity Income Fund, Equity Income Fund’s pro forma results of operations for the year ended October 31, 2018, would have been $167,345,000 of net investment income, $232,111,000 of net realized and unrealized gain on investments, and $399,456,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of LargeCap Value Fund that have been included in Equity Income Fund’s statement of operations since October 12, 2018.

Effective January 11, 2019, Class C shares discontinued and converted into Class A shares for Core Plus Bond Fund, Inflation Protection Fund, and LargeCap Growth Fund.

Effective March 1, 2019, the initial purchase of $10,000 of R-6 shares of Diversified International Fund was made by the Manager. Effective April 2, 2019, the initial purchases of $10,000 of Class A and R-6 shares of MidCap Value Fund I were made by the Manager. Effective April 12, 2019, MidCap Value Fund I acquired all the assets and assumed all the liabilities of MidCap Value Fund III, a series of the Fund, pursuant to a plan of reorganization approved by shareholders April 5, 2019. The purpose of the acquisition was to combine two accounts managed by the Manager with similar investment objectives, principal policies, and risks. The acquisition was accomplished by a tax-free exchange of 57,375,000 shares from MidCap Value Fund III for 73,317,000 shares valued at $1,014,959,000 of MidCap Value Fund I at an approximate exchange rate of 1.27, 1.28, 1.21, 1.27, 1.26, 1.22, 1.20, 1.21, and 1.29 for Class A, Class C, Class J, Institutional,

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

1. Organization (continued)

R-1, R-2, R-3, R-4, R-5, and R-6 classes of shares, respectively. The investment securities of MidCap Value Fund III, with a fair value of approximately $978,380,000 and a cost of $943,248,000 and $35,891,000 cash were the primary assets acquired by MidCap Value Fund I on April 12, 2019. For financial reporting purposes, assets received and shares issued by MidCap Value Fund I were recorded at fair value; however, the cost basis of the investments received from MidCap Value Fund III were maintained through the reorganization. The net assets of MidCap Value Fund III and MidCap Value Fund I immediately prior to the acquisition in accordance with U.S. GAAP were approximately $1,015,084,000 ($6,857,000 of accumulated realized loss) and $951,721,000, respectively. The aggregate net assets of MidCap Value Fund I immediately following the acquisition were $1,966,805,000. In accordance with Sections 381-384 of the Internal Revenue Code, a portion of accumulated realized losses may be subject to limitation.

Assuming the acquisition had been completed on November 1, 2018, the beginning of the fiscal year for MidCap Value Fund I, MidCap Value Fund I’s pro forma results of operations for the period ended April 30, 2019, would have been $11,379,000 of net investment income, $119,522,000 of net realized and unrealized gain on investments, and $130,901,000 of net increase in net assets resulting from operations. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of MidCap Value Fund III that have been included in MidCap Value Fund I’s statement of operations since April 12, 2019.

All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds: Security Valuation. Certain of the Funds invest in Institutional Class shares of other series of Principal Funds, Inc. (the “Underlying Funds”). Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation.

The Funds (with the exception of Money Market Fund) value securities for which market quotations are readily available at fair value, which is determined using the last reported sale price. If no sales are reported, as is regularly the case for some securities traded over-the-counter, securities are valued using the last reported bid price or an evaluated bid price provided by a pricing service. Pricing services use modeling techniques that incorporate security characteristics such as current quotations by broker/dealers, coupon, maturity, quality, type of issue, trading characteristics, other yield and risk factors, and other market conditions to determine an evaluated bid price or, in the case of certain credit default swaps, a mean price provided by a pricing service. When reliable market quotations are not considered to be readily available, which may be the case, for example, with respect to restricted securities, certain debt securities, preferred stocks, and foreign securities, the investments are valued at their fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors.

The value of foreign securities used in computing the net asset value per share is generally determined as of the close of the foreign exchange where the security is principally traded. Events that occur after the close of the applicable foreign market or exchange but prior to the calculation of the Funds’ net asset values are reflected in the Funds’ net asset values and these securities are valued at fair value as determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. Many factors, provided by independent pricing services, are reviewed in the course of making a good faith determination of a security’s fair value, including, but not limited to, price movements inAmerican depository receipts (“ADRs”), futures contracts, industry indices, general indices, and foreign currencies.

To the extent the Funds invest in foreign securities listed on foreign exchanges which trade on days on which the Funds do not determine net asset values, for example weekends and other customary national U.S. holidays, the Funds’ net asset values could be significantly affected on days when shareholders cannot purchase or redeem shares.

Certain securities issued by companies in emerging market countries may have more than one quoted valuation at any given point in time, sometimes referred to as a “local” price and a “premium” price. The premium price is often a negotiated price, which may not consistently represent a price at which a specific transaction can be effected. It is the policy of the Funds to value such securities at prices at which it is

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

2. Significant Accounting Policies (continued) expected those shares may be sold, and the Manager or any sub-advisor is authorized to make such determinations subject to such oversight by the Fund’s Board of Directors as may occasionally be necessary.

Money Market Fund qualifies as a retail money market fund. This fund values securities, other than holdings of other publicly traded investment funds, at amortized cost as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the Funds.

Currency Translation. Foreign holdings are translated to U.S. dollars using the exchange rate at the daily close of the New York Stock Exchange. The identified cost of the Funds’ holdings is translated at approximate rates prevailing when acquired. Income and expense amounts are translated at approximate rates prevailing when received or paid, with daily accruals of such amounts reported at approximate rates prevailing at the date of valuation. Since the carrying amount of the foreign securities is determined based on the exchange rate and market values at the close of the period, it is not practicable to isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, and the difference between the amount of dividends, interest income, interest expense, and foreign withholding taxes recorded on the books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation (depreciation) on translation of assets and liabilities in foreign currencies arise from changes in the exchange rate relating to assets and liabilities, other than investments in securities, purchased and held in non-U.S. denominated currencies.

The following funds held securities denominated in foreign currencies that exceeded 5% of net assets of the respective fund as of April 30, 2019:

		Finisterre Unconstrained Emerging
Diversified International Fund		Markets Bond Fund		Global Real Estate Securities Fund
Euro	18.2%	Euro	7.0%	Japanese Yen	11.0%
Japanese Yen	14.0	Indonesian Rupiah	6.0	Euro	9.8
British Pound Sterling	12.0	Peruvian Nuevo Sol	5.3	Hong Kong Dollar	6.7
Swiss Franc	8.5
Canadian Dollar	8.1

International Emerging Markets Fund		International Fund I
Hong Kong Dollar	20.5%	British Pound Sterling	17.3%
New Taiwan Dollar	11.8	Hong Kong Dollar	15.5
Indian Rupee	11.4	Japanese Yen	11.3
South Korean Won	10.6	Euro	10.4
Brazilian Real	7.3	Canadian Dollar	7.7
South African Rand	5.7	Swiss Franc	5.8
		New Taiwan Dollar	5.2

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. Trade date for senior floating rate interests purchased in the primary market is considered the date on which the loan allocations are determined. Trade date for senior floating rate interests purchased in the secondary market is the date on which the transaction is entered into. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date, except dividend income from foreign securities whereby the ex-dividend date has passed; such dividends are recorded as soon as the Funds are informed of the ex-dividend date. Interest income is recognized on an accrual basis. Discounts and premiums on securities are accreted/amortized, respectively, on the level yield method over the expected lives of the respective securities. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by the Manager.

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding (number of settled shares outstanding for Money Market Fund) of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

2. Significant Accounting Policies (continued)

In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of the Underlying Funds at different times, the amount of expense incurred indirectly by each Fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. With respect to Money Market Fund, all net investment income and any realized gains from investment transactions are declared as dividends daily to settled shares of record as of that day. With respect to California Municipal Fund, Core Plus Bond Fund, Government & High Quality Bond Fund, High Yield Fund, Income Fund, Short-Term Income Fund and Tax-Exempt Bond Fund, net investment income is declared as dividends daily to settled shares of record as of that day, and all distributions of realized gains from investment transactions are recorded on the ex-dividend date. Dividends and distributions to shareholders of the other Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments and foreign currency transactions are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, inverse floating rate securities, options and futures contracts, certain defaulted securities, sales of Passive Foreign Investment Companies, losses deferred due to wash sales, tax straddles, mortgage-backed securities, certain preferred securities, swap agreements, short sales, partnership investments, Real Estate Investment Trusts (“REITs”), utilization of earnings and profits distributed to shareholders on redemption of shares, and limitations imposed by Sections 381-384 of the Internal Revenue Code. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes, they are reported as return of capital distributions.

Distributions from REITs may be characterized as ordinary income, net capital gain, or a return of capital to the Funds. The proper characterization of REIT distributions is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes. Global Real Estate Securities Fund and Real Estate Securities Fund receive substantial distributions from holdings in REITs.

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period endedApril 30, 2019, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2015-2017.

Foreign Taxes. Certain of the Funds are subject to foreign income taxes imposed by certain countries in which they invest. Foreign income taxes are accrued by the Funds as a reduction of income. These amounts are shown as withholding tax on foreign dividends on the statements of operations. In consideration of recent decisions rendered by European courts, certain of the Funds have filed additional tax reclaims for taxes withheld in prior years. Due to the uncertainty and timing of these reclaims, a corresponding receivable will only be recorded when both the amount is known and there are no significant uncertainties regarding collectability.

Gains realized upon the disposition of certain foreign securities held by certain of the Funds may be subject to capital gains tax, payable prior to repatriation of sale proceeds. The tax is computed on certain net realized gains and, if any, is shown on the statement of operations. Realized losses in excess of gains may be carried forward to offset future gains. In addition, the Funds accrue an estimated deferred tax liability for future gains on certain foreign securities. Any accrued tax liability is shown on the statement of assets and liabilities. At April 30, 2019, International Emerging Markets Fund had a foreign tax refund receivable of $491,000 and had a deferred tax liability of $279,000 relating to foreign securities.

Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the Funds have adopted the removal and modification of applicable disclosures.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

2. Significant Accounting Policies (continued)

In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The Funds will adopt the new amendments for periods beginning after December 15, 2018.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the SEC, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). There were no outstanding borrowings as of April 30, 2019. The interest income received is included in interest income on the statements of operations. The interest expense associated with these borrowings is included in other expenses on the statements of operations.

During the period ended April 30, 2019, funds lending to the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average Annual
	Amount Loaned	Interest Rate
Core Plus Bond Fund	$562	2.95%
Diversified International Fund	1,472	3.08
Equity Income Fund	780	1.99
Finisterre Unconstrained Emerging Markets Bond Fund	30	3.00
Global Diversified Income Fund	773	2.94
Global Real Estate Securities Fund	247	3.01
Government & High Quality Bond Fund	26	3.02
High Yield Fund	126	2.86
High Yield Fund I	330	2.93
Income Fund	212	2.94
International Emerging Markets Fund	235	1.99
International Fund I	34	2.98
LargeCap Growth Fund	36	2.84
LargeCap Growth Fund I	1,383	2.94
LargeCap S&P 500 Index Fund	235	2.94
Principal Capital Appreciation Fund	151	2.90
Real Estate Securities Fund	211	2.84
Short-Term Income Fund	535	2.98
SmallCap Fund	19	2.97

During the period ended April 30, 2019, funds borrowing from the Facility were as follows (amounts in thousands):

	Average Daily	Weighted Average
	Outstanding Balance	Annual Interest Rate
California Municipal Fund	$177	2.93%
Finisterre Unconstrained Emerging Markets Bond Fund	80	2.98
Global Diversified Income Fund	2,223	2.98
High Yield Fund	69	2.80
International Emerging Markets Fund	348	3.00
International Fund I	339	2.92
LargeCap Growth Fund I	37	3.35
MidCap Fund	10,002	3.01
Principal Capital Appreciation Fund	23	3.11
Real Estate Securities Fund	47	3.31
Short Term Income Fund	7	2.97

In addition, the Funds (with the exception of High Yield Fund I) participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the One Month LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued) on average net assets. The interest expense associated with these borrowings is included in other expenses on the statements of operations. There were no outstanding borrowings against the line of credit as of April 30, 2019.

During the period ended April 30, 2019, the funds borrowing against the line of credit were as follows (amounts in thousands):

	Average Daily	Weighted Average Annual
	Amount Loaned	Interest Rate
Global Diversified Income Fund	$307	3.55%
Inflation Protection Fund	42	3.55
MidCap Fund	469	3.55
Tax-Exempt Bond Fund	81	3.51

Credit Linked Notes. Global Diversified Income Fund invests in structured notes whose market values are primarily derived from changes in the value of various credit indices and other factors. Valuations on these securities may be volatile as the payment features on certain notes may contain attributes that multiply the effects of changes in the values of the underlying indices. Structured notes may entail a greater degree of market risk than other types of debt securities. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in the fair value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Interest income is accrued daily. These notes are subject to prepayment, credit, and interest rate risks. At maturity, or when a note is sold, the fund records a realized gain or loss.

Contingent Convertible Securities. Finisterre Unconstrained Emerging Markets Bond Fund and Global Diversified Income Fund invest in contingent convertible securities (“CoCos”). CoCos are hybrid debt securities that may convert into equity or have their principal written down upon the occurrence of certain “triggers.” Although a contingent convertible security’s equity conversion and principal write-down features are tailored to the particular issuing banking institution and its regulatory requirements, triggers are generally linked to regulatory capital thresholds or regulatory actions calling into question such institution’s continued viability as a going-concern. CoCos may have no stated maturity and fully discretionary coupons, which means coupon payments can be canceled at the issuing banking institution’s discretion or at the request of the relevant regulatory authority without causing a default. To provide the appropriate regulatory capital treatment, CoCos are usually issued in the form of subordinated debt instruments that rank junior to the claims of holders of more senior obligations in the event of the issuer’s liquidation. If CoCos are converted into equity securities due to a trigger event, holders will be further subordinated. The future value of CoCos is unpredictable and is influenced by many factors including, without limitation: the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; supply and demand for CoCos; general market conditions and available liquidity; and economic, financial and political events that affect the issuer, its particular market or the financial markets in general. Due to these features, CoCos may have substantially greater risk than other securities in times of financial stress. Because of the uncertainty regarding whether a conversion event will occur, it may be difficult to predict when, if at all, a contingent convertible security will be converted to equity, and a fund may suffer losses as a result. If the trigger level is breached, the issuer’s decision to write down, write off or convert a contingent convertible security may result in the fund's complete loss on an investment in CoCos with no chance of recovery even if the issuer remains in existence.

Counterparties. The Funds may be exposed to counterparty risk, or the risk that another party with which the Funds have unsettled or open transactions will fail to perform on their commitment. To the extent that unpaid amounts owed to the Funds exceed a predetermined threshold agreed to with the counterparty, such counterparty shall advance collateral to the Funds in the form of cash or cash equivalents equal in value to the unpaid amount owed to the Funds. If the unpaid amount owed to the Funds subsequently decreases, the Funds would be required to return all or a portion of the collateral.

Master Netting Agreements may also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Agreements, collateral is routinely transferred if the total net exposure to certain transactions governed under the relevant master netting agreement with a counterparty exceeds a specified threshold.

Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund and Inflation Protection Fund have financial instruments that are subject to Master Netting Agreements or similar agreements.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued)

As of April 30, 2019, financial assets and liabilities subject to Master Netting Agreements or similar agreements were as follows (amounts in thousands):

			Net Market Value of OTC	Collateral (Received)/
	Assets*	Liabilities*	Derivatives	Pledged		Net Exposure
Core Plus Bond Fund
Barclays Bank PLC
Foreign Currency Contracts	$138	$(87)	$51
	$138	$(87)	$51	$—		$51
Goldman Sachs & Co
Foreign Currency Contracts	698	(194)	504
	$698	$(194)	$504	$—		$504
Total OTC	$836	$(281)	$555	$—		$555
Finisterre Unconstrained Emerging Markets Bond Fund
Barclays Bank PLC
Credit Default Swaps	—	(211)	(211)
Foreign Currency Contracts	1	—	1
	$1	$(211)	$(210)	$210	^^	$—
Citigroup Inc
Credit Default Swaps	112	—	112
Foreign Currency Contracts	88	—	88
	$200	$—	$200	$—		$200
Goldman Sachs & Co
Credit Default Swaps	1,027	(1,204)	(177)
	$1,027	$(1,204)	$(177)	$177	^^	$—
HSBC Securities Inc
Credit Default Swaps	853	—	853
Foreign Currency Contracts	13	(69)	(56)
Total Return Swaps	175	—	175
	$1,041	$(69)	$972	$—		$972
JPMorgan Chase
Foreign Currency Contracts	165	(41)	124
	$165	$(41)	$124	$—		$124
Total OTC	$2,434	$(1,525)	$909	$—		$909
Global Diversified Income Fund
Barclays Bank PLC
Foreign Currency Contracts	57	—	57
	$57	$—	$57	$—		$57
Credit Suisse
Credit Default Swaps	37	—	37
	$37	$—	$37	$(37	)^	$—
Goldman Sachs & Co
Credit Default Swaps	572	—	572
Foreign Currency Contracts	—	(760)	(760)
	$572	$(760)	$(188)	$—		$(188)
JPMorgan Chase
Foreign Currency Contracts	426	(1,833)	(1,407)
	$426	$(1,833)	$(1,407)	$1,407	^^	$—
Standard Chartered Bank, Hong Kong
Foreign Currency Contracts	135	(148)	(13)
	$135	$(148)	$(13)	$—		$(13)
Toronto Dominion Bank
Foreign Currency Contracts	—	(12)	(12)
	$—	$(12)	$(12)	$—		$(12)
Total OTC	$1,227	$(2,753)	$(1,526)	$1,370	^^	$(156)
Inflation Protection Fund
Australia and New Zealand Banking Group
Foreign Currency Contracts	9	(20)	(11)
	$9	$(20)	$(11)	$—		$(11)
Bank of America NA
Foreign Currency Contracts	—	(20)	(20)
	$—	$(20)	$(20)	$—		$(20)
Barclays Bank PLC
Purchased Interest Rate Swaptions	2,373	—	2,373
Written Interest Rate Swaptions	—	(1,984)	(1,984)
	$2,373	$(1,984)	$389	$(389	) ^	$—

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued)

			Net Market Value of OTC	Collateral (Received)/
	Assets*	Liabilities*	Derivatives	Pledged		Net Exposure
Inflation Protection Fund (continued)
Citigroup Inc
Foreign Currency Contracts	$80	$(42)	$38
	$80	$(42)	$38	$—		$38
Deutsche Bank AG
Foreign Currency Contracts	379	—	379
Purchased Interest Rate Swaptions	586	—	586
Written Interest Rate Swaptions	—	(2,942)	(2,942)
	$965	$(2,942)	$(1,977)	$6	^^	$(1,971)
Goldman Sachs & Co
Foreign Currency Contracts	70	(85)	(15)
	$70	$(85)	$(15)	$—		$(15)
HSBC Securities Inc
Foreign Currency Contracts	669	(20)	649
	$669	$(20)	$649	$—		$649
JPMorgan Chase
Foreign Currency Contracts	225	(243)	(18)
Purchased Interest Rate Swaptions	918	—	918
Written Interest Rate Swaptions	—	(665)	(665)
	$1,143	$(908)	$235	$(230	) ^	$5
Morgan Stanley & Co
Foreign Currency Contracts	—	(4)	(4)
Purchased Interest Rate Swaptions	1,154	—	1,154
Written Interest Rate Swaptions	—	(117)	(117)
	$1,154	$(121)	$1,033	$(1,029	) ^	$4
Nomura Securities
Foreign Currency Contracts	—	(1)	(1)
	$—	$(1)	$(1)	$—		$(1)
Royal Bank of Scotland
Foreign Currency Contracts	1	—	1
	$1	$—	$1	$—		$1
UBS AG
Foreign Currency Contracts	224	—	224
	$224	$—	$224	$—		$224
Westpac Banking Corporation
Foreign Currency Contracts	11	(17)	(6)
	$11	$(17)	$(6)	$—		$(6)
Total OTC	$6,699	$(6,160)	$539	$(539	) ^	$—

* Represents amount of offsetting derivative assets or liabilities that are subject to an enforceable master netting agreement or similar agreement that are not netted against the gross derivative assets or liabilities for presentation on the statement of assets and liabilities.

^ The counterparty has pledged cash or securities to the fund as collateral in a segregated account which is not included in the assets of the fund.

^^ The fund has pledged securities or cash to the counterparty as collateral which may be in excess of the amount owed to the counterparty.

The financial instruments that are subject to Master Netting Agreements or similar agreements may include right of setoff provisions. Derivative instruments include provisions to setoff positions covered under the agreements with the same counterparties and provisions to setoff positions outside of the agreements with the same counterparties in the event of default by one of the parties. Derivative instruments also include collateral provisions. Collateral received and pledged are generally settled daily with each counterparty.

Deposits with Counterparty. Cash pledged as collateral is reflected as an asset on the statements of assets and liabilities as deposits with counterparty. There are a variety of security types which require varying levels of pledged collateral. Customer account agreements govern cleared derivatives transactions such as futures contracts and certain swap agreements. Such transactions require posting of initial margin as determined by each relevant clearing agency which is segregated in an account at a futures commission merchant (“FCM”) registered with the Commodity Futures Trading Commission. International Swaps and Derivatives Association (“ISDA”) accounts are maintained in a segregated account at the custodian for OTC Derivatives. Certain of the Funds may pledge cash to a broker for securities sold short.

As of April 30, 2019, deposits with counterparty were as follows (amounts in thousands):

	FCM (Futures		Total Deposits with
	and Cleared Swaps)	ISDA (OTC Derivatives)	Counterparty
Core Plus Bond Fund	$—	$621	$621
Finisterre Unconstrained Emerging Markets Bond Fund	151	4,260	4,411
Global Diversified Income Fund	723	1,860	2,583
High Yield Fund I	7,895	—	7,895

	Notes to Financial Statements
	Principal Funds, Inc.
	April 30, 2019 (unaudited)

3. Operating Policies (continued)

	FCM (Futures		Total Deposits with
	and Cleared Swaps)	ISDA (OTC Derivatives)	Counterparty
Inflation Protection Fund	5,598	6	5,604
LargeCap Growth Fund I	2,722	—	2,722
LargeCap S&P 500 Index Fund	6,558	—	6,558
MidCap Value Fund I	527	—	527
SmallCap Value Fund II	153	—	153

Deposits from Counterparty. Cash received from a counterparty as collateral is reflected as a liability on the statements of assets and liabilities as deposits from counterparty. There are a variety of security types which require varying levels of pledged collateral. The collateral posted to the fund by the broker is received in the fund’s custodian account.

As of April 30, 2019, deposits from counterparty were as follows (amounts in thousands):

		Total Deposits from
	ISDA (OTC Derivatives)	Counterparty
Core Plus Bond Fund	$620	$620
Global Diversified Income Fund	700	700
Inflation Protection Fund	1,723	1,723

Floating Rate Notes Issued in Conjunction with Securities Held. California Municipal Fund and Tax-Exempt Bond Fund have entered into transactions in which the fund transfers fixed rate bonds to trusts in exchange for cash and residual interests in the trusts’assets and cash flows, which are in the form of inverse floating rate securities. The trusts finance the purchases of the fixed rate bonds by issuing floating rate notes to third parties. The fund enters into shortfall and forbearance agreements with the trusts, which commit the fund to pay the trusts, in certain circumstances, the difference between the liquidation value of the fixed rate bonds held by the trusts and the liquidation value of the floating rate notes held by third parties, as well as any shortfalls in interest cash flows. The residual interests held by the fund (inverse floating rate securities) include the right of the fund (1) to cause the holders of the floating rate notes to tender their notes at par at the next interest rate reset date, and (2) to transfer the fixed rate bond from the trusts to the fund, thereby collapsing the trusts. The fund accounts for the transfer of bonds to the trusts as secured borrowings, with the securities transferred remaining in the fund’s investment assets, and the related floating rate notes reflected as fund liabilities under the caption “floating rate notes issued” in the statement of assets and liabilities. The fund holds the ‘floating rate notes issued’ in which the carrying value, including accrued interest, approximates fair value for financial statement purposes. As of period end, the “floating rate notes issued” payable is categorized as Level 2 within the disclosure hierarchy. The balances of the floating rate notes issued as of April 30, 2019 were $6,554,000 and $12,823,000 for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The average outstanding balances for the liability during the period ended April 30, 2019 were $7,247,000 and $14,968,000 at weighted average annual interest rates of 2.20% and 2.34% for California Municipal Fund and Tax-Exempt Bond Fund, respectively. The notes issued by the trusts have interest rates that reset weekly, and the floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date.

Foreign Currency Contracts. Certain of the Funds may be subject to foreign currency exchange rate risk in the normal course of pursuing such Funds’ investment objectives. The Funds may use foreign currency contracts to gain exposure to, or hedge against changes in the value of foreign currencies. Certain of the Funds enter into forward contracts to purchase and sell foreign currencies at a specified future date at a fixed exchange rate. Forward foreign currency contracts are valued at the forward rate, and are marked-to-market daily. The change in fair value is recorded by the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of forward foreign currency contracts does not eliminate the fluctuations in underlying prices of the Funds’ portfolio securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the currency changes unfavorably to the U.S. dollar.

Futures Contracts. The Funds are subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing their investment objectives. The Funds (with the exception of Money Market Fund) may enter into futures contracts to hedge against changes in or to gain exposure to, change in the value of equities, interest rates and foreign currencies. Initial margin deposits are made by cash deposits or segregation of specific securities as may be required by the exchange on which the transaction was conducted. Pursuant to the contracts, a fund agrees to receive from or pay to the broker, an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as “variation margin” and are recorded by the fund as a variation margin receivable or payable on financial derivative instruments. Futures contracts are marked to market daily at the closing settlement price or in the absence of such a

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued) price, the most recent quoted bid price. If there are no quotations available, the security is valued at the last available closing settlement price. During the period the futures contracts are open, daily changes in the fair value of the contracts are recognized as unrealized gains or losses. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities. When the contracts are closed, the fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the fund’s cost basis in the contract. There is minimal counterparty credit risk to the Funds because futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Illiquid Securities. Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which each of the Funds has valued the investments. This may have an adverse effect on each of the Funds’ ability to dispose of particular illiquid securities at fair value and may limit each of the Funds’ ability to obtain accurate market quotations for purposes of valuing the securities.

Indemnification. Under the Fund’s by-laws, present and past officers, directors, and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Inflation-Indexed Bonds. Certain of the Funds may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond will be included as interest income on the statements of operations, even though the Funds would not receive the principal until maturity.

Mortgage Dollar Rolls. Certain of the Funds have entered into mortgage-dollar-roll transactions on “to-be-announced” (“TBA”) securities, in which the Funds sell mortgage-backed securities and simultaneously agree to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are invested in additional securities. The Funds forgo principal and interest paid on the securities, and are compensated by interest earned on the proceeds of the initial sale and by a lower price on the securities to be repurchased. The Funds treat mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the Funds’ portfolio turnover ratio. Amounts to be received or paid in connection with open mortgage-dollar-rolls are included in Investment securities sold and Investment securities purchased on the statements of assets and liabilities.

Options Contracts. During the period, Global Diversified Income Fund and Inflation Protection Fund wrote call and put options on futures, swaps, securities, indices and currencies they own or in which they may invest and inflation floors for both hedging and non-hedging purposes. Writing put options tends to increase a fund’s exposure to the underlying instrument. Writing call options tends to decrease a fund’s exposure to the underlying instrument. When a fund writes a call, a put option, or an inflation floor, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. An inflation floor can give downside protection to investments in inflation-linked products. These liabilities are reflected as options contracts written on the statements of assets and liabilities. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. A fund, as a writer of an option, has no control over whether the underlying future, swap, security, index or currency may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the future, swap, security, index or currency underlying the written option. There is the risk a fund may not be able to enter into a closing transaction because of an illiquid market. The maximum potential amount of future payments (undiscounted) that a fund as a writer of put options could be required to make is equal to the notional amount multiplied by the exercise price as shown in the schedule of investments. A fund may also purchase put and call options. Purchasing call options tends to increase a fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a fund’s exposure to the underlying instrument. A fund pays a premium which is included on the fund’s statements of assets and liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security, index or currency transaction to determine the realized gain or loss. Details of options contracts open at period end are included in the Funds' schedules of investments.

Rebates. Subject to best execution, the Funds may direct certain portfolio transactions to brokerage firms that, in turn, have agreed to rebate a portion of the related brokerage commission to the Funds in cash. Commission rebates are included as a component of realized gain from investment transactions in the statements of operations.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued)

Repurchase Agreements. The Funds may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the Funds’ policy that the counterparties’ custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the Funds have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the Funds could experience delays in the realization of the collateral.

Restricted Securities. Certain of the Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Senior Floating Rate Interests. The Funds may invest in senior floating rate interests (bank loans). Senior floating rate interests typically hold the most senior position in the capital structure of a business entity (the “Borrower”), are secured by specific collateral and have a claim on the assets and/or stock of the Borrower that is senior to that held by subordinated debtholders and stockholders of the Borrower. Senior floating rate interests are typically structured and administered by a financial institution that acts as the agent of the lenders participating in the senior floating rate interest. Borrowers of senior floating rate interests are typically rated below-investment-grade, which means they are more likely to default than investment-grade loans. A default could lead to non-payment of income which would result in a reduction of income to the fund and there can be no assurance that the liquidation of any collateral would satisfy the Borrower’s obligation in the event of non-payment of scheduled interest or principal payments, or that such collateral could be readily liquidated.

Senior floating rate interests pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or the LIBOR rate.

Senior floating rate interests generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for the Borrower to repay, prepayments of senior floating rate interests may occur. As a result, the actual remaining maturity of senior floating rate interests may be substantially less than stated maturities shown in the schedules of investments.

In connection with the senior floating rate interests, the Funds may also enter into unfunded loan commitments (“commitments”). All or a portion of the commitments may be unfunded. The Funds are obligated to fund these commitments at the Borrower’s discretion. Therefore, the Funds must have funds sufficient to cover its contractual obligation. Commitments are marked to market daily and the unrealized gain or loss is shown as a separate line item called unrealized gain or loss on commitments on the statements of assets and liabilities as applicable. As of April 30, 2019, the commitments were as follows (amounts in thousands):

	Unfunded Loan Commitment	Unrealized Gain/(Loss)
Global Diversified Income Fund	$43,711	$(7)
High Yield Fund I	33,397	(4)

Short Sales. Global Diversified Income Fund and LargeCap Growth Fund I entered into short sales transactions during the period. A short sale is a transaction in which a fund sells a security it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market price of the security. The fund must borrow the security sold short and deliver it to the broker dealer which made the short sale. A security sold in a short sale transaction and the interest or dividend payable on the security if any, is reflected as a liability on the statements of assets and liabilities. The fund is obligated to pay any interest or dividends received on the borrowed securities. Interest accrued and dividends declared on short positions are recorded as an expense and, if any, appear as dividends and interest on shorts on the statements of operations. A fund is obligated to deliver the security at the market price at the time the short position is closed. Possible losses from short sales may be unlimited.

The fund is required to pledge cash or securities to the broker as collateral for securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with the broker for collateral is included in deposits with counterparty on the statements of assets and liabilities and securities segregated as collateral are footnoted in the schedules of investments. The fund may pay broker’s fees on the borrowed securities and may also pay a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. These fees are included as short sale fees on the statements of operations.

Swap Agreements. Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, and Inflation Protection Fund invested in swap agreements during the period. Swap agreements are negotiated agreements between a fund and a counterparty to exchange a series of cash flows at specified intervals based upon, or calculated by reference to, changes in specified prices or rates for a specified amount of an underlying asset. A fund may enter into credit default, currency, interest

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued) rate, or total return swap agreements to manage its exposure to credit, currency, interest rate, or market risk. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency.

Swap agreements are valued through a pricing service or using procedures established and periodically reviewed by the Fund’s Board of Directors; changes in value are recorded as unrealized gain or loss. These unrealized gains or losses are included as a component of total distributable earnings (accumulated loss) on the statements of assets and liabilities.

Upon termination of swap agreements, the Funds recognize a realized gain or loss. Net periodic payments to be received or paid are accrued daily and are recorded in the statements of operations as realized gains or losses.

Payments received or made at the beginning of the measurement period are reflected as such on the statements of assets and liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, interest rates, and other relevant factors). These upfront payments are amortized daily over the term of the swap agreement as realized gains or losses on the statements of operations.

Notional principal amounts are used to express the extent of involvement in these agreements. Risks may exceed amounts shown on the statements of assets and liabilities. These risks include changes in the returns of the underlying instruments, unfavorable interest rate fluctuation, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of contractual terms in the agreements, and the possible lack of liquidity with respect to the swap agreements.

The Funds and any counterparty are required to maintain an agreement that requires the Funds and that counterparty to monitor the net fair value of all derivative transactions entered into pursuant to the contract between the Funds and such counterparty. If the net fair value of such derivatives transactions between the Funds and that counterparty exceeds a certain threshold (as defined in the agreement), the Funds or the counterparty are required to post cash and/or securities as collateral. Fair values of derivatives transactions presented in the financial statements are not netted with the fair values of other derivatives transactions or with any collateral amounts posted by the Funds or any counterparty.

Credit default swaps involve commitments to pay a fixed rate at a predetermined frequency in exchange for a lump sum payment if a “credit event”, as defined in the agreement, affecting a third party occurs. Credit events may include a failure to pay interest, bankruptcy, restructuring, or other event as defined in the agreement. A “buyer” of credit protection agrees to pay a counterparty to assume the credit risk of an issuer upon the occurrence of a credit event. The “seller” of the protection receives periodic payments and agrees to assume the credit risk of an issuer upon the occurrence of a credit event. As the seller of credit protection, a fund would add leverage to its portfolio because, in addition to its total net assets, a fund would be subject to investment exposure on the notional amount of the swap.

If a fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. If a fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A fund may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds, which is less expensive

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued) than it would be to buy many credit default swaps to achieve a similar effect. Credit-default swaps on indices are benchmarks for protecting investors owning bonds against default, and traders use them to speculate on changes in credit quality.

Credit default swap agreements on corporate issues or sovereign issues involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). The Funds may use credit default swaps on corporate issues or sovereign issues of an emerging country to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where the Funds own or have exposure to the referenced obligation).

For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swap agreements outstanding as of April 30, 2019 for which a fund is the seller of protection are disclosed in the footnotes to the schedules of investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a fund for the same referenced entity or entities.

Currency swap agreements involve the commitment to exchange cash flows on a notional amount based on changes in the relative values of the specified currencies.

Interest rate swaps involve the commitment to exchange fixed or floating rate cash flows based on changes in the value of a specific reference rate.

Certain collateral amounts relate to exchange cleared swaps which are not subject to master netting agreements with counterparties.

To Be Announced Securities. The Funds may trade portfolio securities on a TBAor when-issued basis. In a TBAor when-issued transaction, the Funds commit to purchase or sell securities for which all specific information is not known at the time of the trade. Securities purchased on a TBA or when-issued basis are not settled until they are delivered to the Funds, normally 15 to 30 days later. These transactions are subject to market fluctuations and their current value is determined in the same manner as for other portfolio securities.

Underlying Funds. An Underlying Fund to a fund of funds may experience relatively large redemptions or purchases as the fund of funds periodically reallocates or rebalances its assets. These transactions may accelerate the realization of taxable income if sales of portfolio securities result in gains and could increase transaction costs. In addition, when a fund of funds reallocates or redeems significant assets away from an Underlying Fund, the loss of assets to the Underlying Fund could result in increased expense ratios for that fund.

The Manager is the advisor to the Fund, Principal Variable Contracts Funds, Inc. and some of the Underlying Funds. Principal Real Estate Investors, LLC serves as sub-advisor to some of the Underlying Funds. The Manager is committed to minimizing the potential impact of Underlying Fund risk on Underlying Funds to the extent consistent with pursuing the investment objectives of the fund of funds which it manages. Each may face conflicts of interest in fulfilling its responsibilities to all such funds.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued)

As of April 30, 2019, series of the Fund and Principal Variable Contracts Funds, Inc. owned the following percentages, in aggregate, of the outstanding shares of the Funds listed below:

	Total Percentage of		Total Percentage of
Fund	Outstanding Shares Owned	Fund	Outstanding Shares Owned
Core Plus Bond Fund	81.62%	International Emerging Markets Fund	26.58%
Diversified International Fund	32.59	International Fund I	0.01
Equity Income Fund	33.85	LargeCap Growth Fund I	21.22
Global Diversified Income Fund	2.46	LargeCap S&P 500 Index Fund	49.68
Global Real Estate Securities Fund	13.95	MidCap Fund	3.93
Government & High Quality Bond Fund	51.87	MidCap Value Fund I	32.55
High Yield Fund	8.56	Real Estate Securities Fund	4.53
High Yield Fund I	31.33	Short-Term Income Fund	39.46
Income Fund	50.98	SmallCap Value Fund II	34.58
Inflation Protection Fund	46.22

U.S. Government Agencies or Government-Sponsored Enterprises. Certain of the Funds may invest in U.S. Government agencies or government-sponsored enterprises. U.S. Government securities are obligations of, and in certain cases, guaranteed by, the U.S. Government or its agencies. The U.S. Government does not guarantee the net asset value of the Funds’ shares. Some U.S. Government securities such as treasury bills, notes and bonds, and securities guaranteed by the Government National Mortgage Association (“GNMA”) are supported by the full faith and credit of the U.S. Government. Other securities, such as those of the Federal Home Loan Bank are supported by the right of the issuer to borrow from the U.S. Department of the Treasury. Still other securities, such as those of the Federal National Mortgage Association (“FNMA”) are supported by the discretionary authority of the U.S. Government to purchase the agency’s obligations.

Government related guarantors (those not backed by the full faith and credit of the U.S. Government) include FNMA and the Federal Home Loan Mortgage Corporation (“FHLMC”). The FNMA is a government sponsored corporation, the common stock of which is owned entirely by private stockholders. The FNMApurchases conventional residential mortgages from a list of approved seller/servicers which include state and federally chartered savings and loan associations, mutual savings banks, commercial banks, credit unions, and mortgage bankers. Pass-through securities issued by the FNMA are guaranteed as to the timely payment of principal and interest by the FNMA, but are not backed by the full faith and credit of the U.S. Government. The FHLMC issues Participation Certificates which are pass-through securities, each representing an undivided interest in a pool of residential mortgages. The FHLMC guarantees the timely payment of interest and ultimate collection of principal, but Participation Certificates are not backed by the full faith and credit of the U.S. Government.

Derivatives. The following tables provide information about where in the statements of assets and liabilities and statements of operations information about derivatives can be found (amounts in thousands):

	Asset Derivatives April 30, 2019	Liability Derivatives April 30, 2019
Derivatives not accounted for
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value Statement of Assets and Liabilities Location	Fair Value
Core Plus Bond Fund
Credit contracts	Receivables, Total distributable earnings (accumulated $	— Payables, Total distributable earnings (accumulated	$1,296	*
	loss)	loss)
Foreign exchange contracts	Receivables	$836 Payables	$281
Interest rate contracts	Receivables, Total distributable earnings (accumulated $	529* Payables, Total distributable earnings (accumulated	$—
	loss)	loss)
	Total	$1,365	$1,577
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Receivables, Total distributable earnings (accumulated $	1,992 Payables, Total distributable earnings (accumulated	$1,415
	loss)	loss)
Foreign exchange contracts	Receivables	$267 Payables	$110
Interest rate contracts	Receivables, Total distributable earnings (accumulated $	175 Payables, Total distributable earnings (accumulated	$—
	loss)	loss)
	Total	$2,434	$1,525
Global Diversified Income Fund
Credit contracts	Receivables, Total distributable earnings (accumulated $	609 Payables, Total distributable earnings (accumulated	$—
	loss)	loss)
Foreign exchange contracts	Receivables	$618 Payables	$2,753
Interest rate contracts	Receivables, Total distributable earnings (accumulated $	— Payables, Total distributable earnings (accumulated	$84	*
	loss)	loss)
	Total	$1,227	$2,837

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued)

	Asset Derivatives April 30, 2019	Liability Derivatives April 30, 2019
Derivatives not accounted for
as hedging instruments	Statement of Assets and Liabilities Location	Fair Value Statement of Assets and Liabilities Location	Fair Value
High Yield Fund I
Credit contracts	Receivables, Total distributable earnings (accumulated $	708* Payables, Total distributable earnings (accumulated	$—
	loss)	loss)
Inflation Protection Fund
Foreign exchange contracts	Receivables	$ 1,668 Payables	$452
Interest rate contracts	Receivables, Total distributable earnings (accumulated	$ 11,301* Payables, Total distributable earnings (accumulated	$16,933	*
	loss)	loss)
	Total	$12,969	$17,385
LargeCap Growth Fund I
Equity contracts	Receivables, Total distributable earnings (accumulated $	572* Payables, Total distributable earnings (accumulated	$—
	loss)	loss)
LargeCap S&P 500 Index Fund
Equity contracts	Receivables, Total distributable earnings (accumulated $	5,971* Payables, Total distributable earnings (accumulated	$—
	loss)	loss)
MidCap Value Fund I
Equity contracts	Receivables, Total distributable earnings (accumulated $	47* Payables, Total distributable earnings (accumulated	$—
	loss)	loss)
SmallCap Value Fund II
Equity contracts	Receivables, Total distributable earnings (accumulated $	51* Payables, Total distributable earnings (accumulated	$—
	loss)	loss)

* Includes cumulative unrealized appreciation/depreciation of futures contracts as shown in the schedules of investments. Only the portion of the unrealized appreciation/depreciation not yet cash settled is shown in the statements of assets and liabilities as variation margin.

		Net Realized Gain or (Loss) on	Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of	(Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations	Operations	in Statement of Operations
Core Plus Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(3,162)	$(2,951)
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$664	$(186)
	currency contracts /Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	$290	$955
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
	Total	$(2,208)	$(2,182)
Finisterre Unconstrained Emerging Markets Bond Fund
Credit contracts	Net realized gain (loss) from Swap	$(209)	$60
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Foreign exchange contracts	Net realized gain (loss) from Foreign	$(578)	$51
	currency contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Futures	$14	$184
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total	$(773)	$295

	Notes to Financial Statements
	Principal Funds, Inc.
	April 30, 2019 (unaudited)

3. Operating Policies (continued)

		Net Realized Gain or (Loss) on		Net Change in Unrealized Appreciation/
Derivatives not accounted for	Location of Gain or (Loss) on Derivatives	Derivatives Recognized in Statement of		(Depreciation) of Derivatives Recognized
as hedging instruments	Recognized in Statement of Operations	Operations		in Statement of Operations
Global Diversified Income Fund
Credit contracts	Net realized gain (loss) from Swap		$742	$146
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Equity contracts	Net realized gain (loss) from Investment		$5,504	$(2,994)
	transactions and Options and swaptions /
	Net change in unrealized appreciation/
	(depreciation) of Investments and Options
	and swaptions
Foreign exchange contracts	Net realized gain (loss) from Foreign		$1,220	$(590)
	currency contracts and Swap agreements/
	Net change in unrealized appreciation/
	(depreciation) of Foreign currency contracts
	and Swap agreements
Interest rate contracts	Net realized gain (loss) from Futures		$(263)	$(298)
	contracts and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Futures contracts and Swap agreements
	Total		$7,203	$(3,736)
High Yield Fund
Credit contracts	Net realized gain (loss) from Swap		$382	$—
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
High Yield Fund I
Credit contracts	Net realized gain (loss) from Swap		$2,360	$1,331
	agreements/Net change in unrealized
	appreciation/(depreciation) of Swap
	agreements
Inflation Protection Fund
Foreign exchange contracts	Net realized gain (loss) from Foreign		$816	$183
	currency contracts/Net change in unrealized
	appreciation/(depreciation) of Foreign
	currency contracts
Interest rate contracts	Net realized gain (loss) from Investment		$(5,913)	$(1,113)
	transactions, Futures contracts, Options and
	swaptions, and Swap agreements/Net change
	in unrealized appreciation/(depreciation) of
	Investments, Futures contracts, Options and
	swaptions, and Swap agreements
	Total		$(5,097)	$(930)
LargeCap Growth Fund I
Equity contracts	Net realized gain (loss) from Futures		$(1,083)	$1,269
	contracts/Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
LargeCap S&P 500 Index Fund
Equity contracts	Net realized gain (loss) from Futures		$4,073	$9,924
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
MidCap Value Fund I
Equity contracts	Net realized gain (loss) from Futures		$312	$380
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts
SmallCap Value Fund II
Equity contracts	Net realized gain (loss) from Futures		$76	$553
	contracts /Net change in unrealized
	appreciation/(depreciation) of Futures
	contracts

Long equity futures contracts are used to obtain market exposure for the cash balances that are maintained by certain of the Funds and the notional values of the futures contracts will vary in accordance with changing cash balances. Long and short U.S. Treasury futures

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

3. Operating Policies (continued) contracts are used to obtain interest rate exposure in order to manage duration of Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund and Inflation Protection Fund. The notional values of the futures contracts will vary in accordance with changing duration of these funds.

The following table includes a summary of the average quarterly outstanding notional by derivative instrument type for the period ended April 30, 2019 (amounts in thousands):

Contract Type	Derivative Type	Average Notional
Core Plus Bond Fund
Credit Contracts	Exchange Cleared Credit Default Swaps - Buy Protection	$62,439
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	26,107
	Foreign Currency Contracts - Contracts to Deliver	51,077
Interest Rate Contracts	Futures - Long	134,428
	Futures - Short	50,747
Finisterre Unconstrained Emerging
Markets Bond Fund
Credit Contracts	Credit Default Swaps - Buy Protection	14,941
	Credit Default Swaps - Sell Protection	4,225
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	10,929
	Foreign Currency Contracts - Contracts to Deliver	12,349
Interest Rate Contracts	Futures - Short	908
	Total Return Swaps - Receive Floating Rate	5,058
Global Diversified Income Fund
Credit Contracts	Credit Default Swaps - Buy Protection	2,538
	Credit Default Swaps - Sell Protection	6,700
Equity Contracts	Purchased Options	242
	Written Options	2,358
Foreign Exchange Contracts	Currency Swaps – Contracts to Accept	17,913
	Currency Swaps – Contracts to Deliver	17,570
	Foreign Currency Contracts - Contracts to Accept	193,672
	Foreign Currency Contracts - Contracts to Deliver	100,694
Interest Rate Contacts	Exchange Cleared Interest Rate Swaps – Pay Floating Rate	26,952
	Futures - Short	126,909
High Yield Fund
Credit Contracts	Exchange Cleared Credit Default Swaps - Sell Protection	24,500
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Deliver	3
High Yield Fund I
Credit Contracts	Exchange Cleared Credit Default Swaps - Sell Protection	66,348
Inflation Protection Fund
Foreign Exchange Contracts	Foreign Currency Contracts - Contracts to Accept	131,931
	Foreign Currency Contracts - Contracts to Deliver	254,085
Interest Rate Contracts	Exchange Cleared Interest Rate Swaps - Pay Floating Rate	1,281,871
	Exchange Cleared Interest Rate Swaps - Receive Floating Rate	782,311
	Futures - Long	202,290
	Futures - Short	229,733
	Interest Rate Swaps - Pay Floating Rate	3,666
	Interest Rate Swaps - Receive Floating Rate	38,472
	Purchased Capped Options	126,675
	Purchased Interest Rate Swaptions	397,490
	Purchased Options	2,531
	Written Capped Options	93,350
	Written Interest Rate Swaptions	1,662,124
	Written Options	2,147
LargeCap Growth Fund I
Equity Contracts	Futures - Long	40,019
LargeCap S&P 500 Index Fund
Equity Contracts	Futures - Long	103,394
MidCap Value Fund I
Equity Contracts	Futures - Long	7,581
SmallCap Value Fund II
Equity Contracts	Futures - Long	4,085

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.

Investments which are included in the Level 3 category may be valued using indicative quoted prices from brokers and dealers participating in the market for these investments. These investments are classified as Level 3 investments due to the lack of market transparency and market corroboration to support these quoted prices. Valuation models may be used as the pricing source for other investments classified as Level 3. Valuation models rely on one or more significant unobservable inputs such as prepayment rates, probability of default, or loss severity in the event of default. Significant increases in any of those inputs in isolation would result in a significantly lower fair value measurement. Benchmark pricing procedures set the base price of a security based on current market data. The base price may be a broker-dealer quote, transaction price, or internal value based on relevant market data.

The fair values of these securities are dependent on economic, political, and other considerations. The values of such securities may be affected by significant changes in the economic conditions, changes in government policies, and other factors (e.g., natural disasters, accidents, conflicts, etc.).

Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Fund’s Board of Directors. The Manager has established a valuation committee (“Valuation Committee”) of senior officers and employees, with the responsibility of overseeing the pricing and valuation of all securities, including securities where market quotations are not readily available. The Valuation Committee meets at least monthly and reports directly to the Board of Directors. A pricing group (the “Pricing Group”), who reports to the Valuation Committee, relies on the established pricing policies to determine fair valuation. Included in the

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

4. Fair Valuation (continued) pricing policies is an overview of the approved valuation approaches established for each asset class. The Pricing Group will consider all appropriate information available when determining fair valuation.

The Pricing Group relies on externally provided valuation inputs to determine the value of Level 3 securities. Security values are updated as new information becomes available. Valuation data and changes in valuation amounts are reviewed on a daily basis based on specified criteria for the security, asset class, and other factors. In addition, valuation data is periodically compared to actual transactions executed by the Funds (i.e., purchases/sales) and differences between transaction prices and prior period valuation data are investigated based on specified tolerances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in Money Market Fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of April 30, 2019 in valuing the Funds' securities carried at value (amounts in thousands):

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

California Municipal Fund
Investment Companies	$60	$—	$—	$60
Municipal Bonds*	—	427,624	—	427,624
Total investments in securities $	60	$427,624	$—	$427,684

Core Plus Bond Fund
Bonds*	—	1,943,986	2,700	1,946,686
Common Stocks
Consumer, Cyclical	—	—	139	139
Energy	827	—	—	827
Investment Companies	136,188	—	—	136,188
Preferred Stocks
Consumer, Cyclical	—	—	60	60
Consumer, Non-cyclical	—	—	315	315
Government	3,619	—	—	3,619
Senior Floating Rate Interests*	—	27,644	—	27,644
U.S. Government & Government Agency Obligations*	—	1,258,903	—	1,258,903
Total investments in securities $	140,634	$3,230,533	$3,214	$3,374,381
Assets
Foreign Exchange Contracts
Foreign Currency Contracts	—	836	—	836
Interest Rate Contracts
Futures**	529	—	—	529
Liabilities
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	(1,296)	—	(1,296)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(281)	—	(281)

Diversified International Fund
Common Stocks
Basic Materials	101,130	370,290	—	471,420
Communications	230,270	720,031	—	950,301
Consumer, Cyclical	287,728	1,713,631	—	2,001,359
Consumer, Non-cyclical	98,453	1,840,307	—	1,938,760
Energy	175,225	638,630	—	813,855
Financial	584,378	2,396,059	—	2,980,437
Industrial	202,696	754,130	—	956,826
Technology	—	1,024,641	—	1,024,641
Utilities	—	261,865	—	261,865
Investment Companies	409,913	—	—	409,913
Preferred Stocks	45,522	—	—	45,522
Total investments in securities $	2,135,315	$9,719,584	$—	$11,854,899

	Notes to Financial Statements
	Principal Funds, Inc.
	April 30, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)

Equity Income Fund
Common Stocks*	$7,303,138	$—	$—	$7,303,138
Investment Companies	110,759	—	—	110,759
Total investments in securities $	7,413,897	$—	$—	$7,413,897

Finisterre Unconstrained Emerging Markets Bond Fund
Bonds*	—	95,712	—	95,712
Convertible Bonds*	—	3,801	—	3,801
U.S. Government & Government Agency Obligations*	—	6,831	—	6,831
Total investments in securities $	—	$106,344	$—	$106,344
Assets
Credit Contracts
Credit Default Swaps	—	1,992	—	1,992
Foreign Exchange Contracts
Foreign Currency Contracts	—	267	—	267
Interest Rate Contracts
Total Return Swaps	—	175	—	175
Liabilities
Credit Contracts
Credit Default Swaps	—	(1,415)	—	(1,415)
Foreign Exchange Contracts
Foreign Currency Contracts	—	(110)	—	(110)

Global Diversified Income Fund
Bonds*	—	5,407,378	103,175	5,510,553
Common Stocks
Basic Materials	17,021	19,540	36,245	72,806
Communications	86,954	14,167	—	101,121
Consumer, Cyclical	54,696	32,337	9,625	96,658
Consumer, Non-cyclical	26,937	22,883	—	49,820
Diversified	—	1,504	—	1,504
Energy	126,593	7,939	191	134,723
Financial	255,131	156,432	—	411,563
Industrial	31,213	30,222	—	61,435
Technology	26,285	6,663	—	32,948
Utilities	265,179	5,709	—	270,888
Convertible Bonds*	—	696	—	696
Convertible Preferred Stocks
Financial	5,192	—	—	5,192
Credit Linked Structured Notes*	—	17,068	2,519	19,587
Investment Companies	175,530	—	—	175,530
Preferred Stocks
Communications	2,564	2,185	—	4,749
Consumer, Non-cyclical	—	1,482	—	1,482
Financial	35,478	10,739	—	46,217
Government	724	10,611	—	11,335
Utilities	18,443	—	—	18,443
Senior Floating Rate Interests*	—	551,763	35,440	587,203
U.S. Government & Government Agency Obligations*	—	9,922	—	9,922
Total investments in securities $	1,127,940	$6,309,240	$187,195	$7,624,375
Assets
Credit Contracts
Credit Default Swaps	—	609	—	609
Foreign Exchange Contracts
Foreign Currency Contracts	—	618	—	618
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts	—	(2,753)	—	(2,753)
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	—	(84)	—	(84)

Global Real Estate Securities Fund
Common Stocks
Consumer, Cyclical	85,579	49,522	—	135,101

	Notes to Financial Statements
	Principal Funds, Inc.
	April 30, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Global Real Estate Securities Fund
Financial	$1,894,330	$1,501,728	$—	$3,396,058
Technology	50,394	—	—	50,394
Investment Companies	23,301	—	—	23,301
Total investments in securities $	2,053,604	$1,551,250	$—	$3,604,854

Government & High Quality Bond Fund
Bonds*	—	427,196	—	427,196
Investment Companies	39,796	—	—	39,796
U.S. Government & Government Agency Obligations*	—	1,032,215	—	1,032,215
Total investments in securities $	39,796	$1,459,411	$—	$1,499,207

High Yield Fund
Bonds*	—	2,459,273	—	2,459,273
Common Stocks
Consumer, Cyclical	—	—	2,422	2,422
Energy	11,466	—	—	11,466
Convertible Bonds*	—	—	—	—
Investment Companies	78,036	—	—	78,036
Preferred Stocks
Consumer, Cyclical	—	—	1,039	1,039
Consumer, Non-cyclical	—	—	3,900	3,900
Senior Floating Rate Interests*	—	337,802	—	337,802
U.S. Government & Government Agency Obligations*	—	24,601	—	24,601
Total investments in securities $	89,502	$2,821,676	$7,361	$2,918,539

High Yield Fund I
Bonds*	—	2,968,133	17,408	2,985,541
Common Stocks
Communications	—	—	—	—
Consumer, Cyclical	—	—	2,525	2,525
Energy	—	10	—	10
Utilities	—	—	—	—
Investment Companies	69,870	—	—	69,870
Preferred Stocks
Communications	—	—	5	5
Senior Floating Rate Interests*	—	408,898	—	408,898
Total investments in securities $	69,870	$3,377,041	$19,938	$3,466,849
Assets
Credit Contracts
Exchange Cleared Credit Default Swaps**	—	708	—	708

Income Fund
Bonds*	—	1,822,705	—	1,822,705
Common Stocks
Energy	5,343	—	—	5,343
Financial	—	—	—	—
Industrial	—	—	27,831	27,831
Utilities	—	—	3,244	3,244
Investment Companies	79,183	—	—	79,183
Senior Floating Rate Interests*	—	20,446	—	20,446
U.S. Government & Government Agency Obligations*	—	963,919	—	963,919
Total investments in securities $	84,526	$2,807,070	$31,075	$2,922,671

Inflation Protection Fund
Bonds*	—	144,811	—	144,811
Investment Companies	15,541	—	—	15,541
U.S. Government & Government Agency Obligations*	—	1,436,195	—	1,436,195
Purchased Interest Rate Swaptions	—	5,031	—	5,031
Purchased Capped Options	—	79	—	79
Purchased Options	182	—	—	182
Total investments in securities $	15,723	$1,586,116	$—	$1,601,839
Assets
Foreign Exchange Contracts
Foreign Currency Contracts	—	1,668	—	1,668

	Notes to Financial Statements
	Principal Funds, Inc.
	April 30, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
Inflation Protection Fund
Interest Rate Contracts
Exchange Cleared Interest Rate Swaps**	$—	$5,083	$—	$5,083
Futures**	926	—	—	926
Liabilities
Foreign Exchange Contracts
Foreign Currency Contracts	—	(452)	—	(452)
Interest Rate Contracts
Capped Options	—	(26)	—	(26)
Exchange Cleared Interest Rate Swaps**	—	(8,667)	—	(8,667)
Futures**	(2,394)	—	—	(2,394)
Interest Rate Swaptions	—	(5,708)	—	(5,708)
Written Options	(138)	—	—	(138)

International Emerging Markets Fund
Common Stocks
Basic Materials	15,240	13,849	—	29,089
Communications	48,414	76,869	—	125,283
Consumer, Cyclical	28,565	50,194	—	78,759
Consumer, Non-cyclical	16,049	39,614	—	55,663
Energy	3,031	71,640	—	74,671
Financial	31,406	160,746	—	192,152
Industrial	—	38,732	—	38,732
Technology	11,219	94,979	—	106,198
Utilities	—	9,486	—	9,486
Investment Companies	9,294	—	—	9,294
Preferred Stocks	11,566	—	—	11,566
Total investments in securities $	174,784	$556,109	$—	$730,893

International Fund I
Common Stocks
Basic Materials	4,010	36,550	—	40,560
Communications	16,668	15,910	—	32,578
Consumer, Cyclical	6,019	53,709	—	59,728
Consumer, Non-cyclical	4,605	34,527	—	39,132
Energy	2,470	19,412	—	21,882
Financial	14,075	69,299	—	83,374
Industrial	3,787	39,048	—	42,835
Technology	17,988	34,824	—	52,812
Utilities	—	8,150	—	8,150
Investment Companies	2,604	—	—	2,604
Total investments in securities $	72,226	$311,429	$—	$383,655

LargeCap Growth Fund
Common Stocks*	560,383	—	—	560,383
Investment Companies	13,450	—	—	13,450
Total investments in securities $	573,833	$—	$—	$573,833

LargeCap Growth Fund I
Common Stocks
Basic Materials	138,454	—	—	138,454
Communications	1,871,309	—	185	1,871,494
Consumer, Cyclical	610,846	—	—	610,846
Consumer, Non-cyclical	2,264,441	—	—	2,264,441
Energy	27,006	—	—	27,006
Financial	763,175	—	—	763,175
Industrial	931,882	—	—	931,882
Technology	2,134,473	—	—	2,134,473
Utilities	47,169	—	—	47,169
Convertible Preferred Stocks
Communications	—	—	32,255	32,255
Investment Companies	207,680	—	—	207,680
Preferred Stocks
Communications	—	3,026	—	3,026

	Notes to Financial Statements
	Principal Funds, Inc.
	April 30, 2019 (unaudited)

4. Fair Valuation (continued)

		Level 2 - Other
Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund	Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
LargeCap Growth Fund I
Technology	$—	$6,611	$4,558	$11,169
Total investments in securities $	8,996,435	$9,637	$36,998	$9,043,070
Assets
Equity Contracts
Futures**	572	—	—	$572

LargeCap S&P 500 Index Fund
Common Stocks*	5,856,527	—	—	5,856,527
Investment Companies	173,722	—	—	173,722
Total investments in securities $	6,030,249	$—	$—	$6,030,249
Assets
Equity Contracts
Futures**	5,971	—	—	5,971

MidCap Fund
Common Stocks*	16,102,657	—	—	16,102,657
Investment Companies	938	—	—	938
Total investments in securities $	16,103,595	$—	$—	$16,103,595

MidCap Value Fund I
Common Stocks*	2,477,559	—	—	2,477,559
Investment Companies	53,817	—	—	53,817
Total investments in securities $	2,531,376	$—	$—	$2,531,376
Assets
Equity Contracts
Futures**	47	—	—	47

Money Market Fund
Bonds*	—	38,708	—	38,708
Commercial Paper*	—	381,687	—	381,687
Investment Companies	20,840	—	—	20,840
Municipal Bonds*	—	30,155	—	30,155
Repurchase Agreements*	—	32,000	—	32,000
Total investments in securities $	20,840	$482,550	$—	$503,390

Principal Capital Appreciation Fund
Common Stocks*	1,794,158	—	—	1,794,158
Investment Companies	47,625	—	—	47,625
Total investments in securities $	1,841,783	$—	$—	$1,841,783

Real Estate Securities Fund
Common Stocks*	4,417,190	—	—	4,417,190
Investment Companies	33,335	—	—	33,335
Total investments in securities $	4,450,525	$—	$—	$4,450,525

Short-Term Income Fund
Bonds*	—	4,650,437	—	4,650,437
Investment Companies	90,634	—	—	90,634
U.S. Government & Government Agency Obligations*	—	81,401	—	81,401
Total investments in securities $	90,634	$4,731,838	$—	$4,822,472

SmallCap Fund
Common Stocks*	672,569	—	—	672,569
Investment Companies	21,498	—	—	21,498
Total investments in securities $	694,067	$—	$—	$694,067

SmallCap Value Fund II
Common Stocks
Basic Materials	29,420	3	—	29,423
Communications	49,620	—	1	49,621
Consumer, Cyclical	113,617	—	—	113,617
Consumer, Non-cyclical	125,537	—	—	125,537
Energy	71,193	—	—	71,193
Financial	369,135	13	—	369,148

		Notes to Financial Statements
		Principal Funds, Inc.
		April 30, 2019 (unaudited)

4. Fair Valuation (continued)

			Level 2 - Other
	Level 1 - Quoted		Significant Observable	Level 3 - Significant
Fund		Prices	Inputs	Unobservable Inputs	Totals (Level 1,2,3)
SmallCap Value Fund II
Industrial		$162,237	$—	$—	$162,237
Technology		81,374	—	—	81,374
Utilities		49,516	—	—	49,516
Investment Companies		45,242	—	—	45,242
Preferred Stocks		11	—	—	11
	Total investments in securities $	1,096,902	$16	$1	$1,096,919
Assets
Equity Contracts
Futures**		51	—	—	51

Tax-Exempt Bond Fund
Investment Companies		6,581	—	—	6,581
Municipal Bonds*		—	435,281	—	435,281
	Total investments in securities $	6,581	$435,281	$—	$441,862

*For additional detail regarding sector classifications, please see the schedules of investments. **Exchange cleared swaps and futures are presented at the unrealized appreciation/(depreciation) of the instrument.

Certain detailed information is provided for those Funds with significant investments in Level 3 securities. Quantitative information about the significant unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy is as follows (amounts in thousands):

		Fair Value as of
Fund	Asset Type	April 30, 2019	Valuation Technique	Unobservable Input	Input Valuations
Global Diversified Income Fund	Bonds	$ 103,174	Yield Analysis	Yield to Maturity	9.0 – 16.8%
	Common Stocks	45,833	Enterprise Valuation Model	EBITDA Multiples	5.5 – 7.75	x
			Discounted Cash Flow	Discount Rate	13.2 – 15.6%
	Common Stocks	191	Liquidation Analysis	Available Cash	$10,200,000
	Common Stocks	38	Indicative Market Quotations Broker Quote		$0.90
	Credit Linked
	Structured Notes	2,519	Indicative Market Quotations Broker Quote		$0.65
	Senior Floating Rate
	Interests	35,440	Yield Analysis	Yield to Maturity	0.0 – 10.8%
		$187,195
Income Fund	Common Stocks	27,831	Enterprise Valuation Model	EBITDA Multiples	0.95 – 1.15	x
	Common Stocks	3,244	Indicative Market Quotations Broker Quote		$140.00
		$31,075

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

4. Fair Valuation (continued)

The changes in investments measured at fair value for which Level 3 inputs have been used to determine fair value are as follows (amounts in thousands):

			Accrued
			Discounts/							Net Change in
			Premiums							Unrealized Appreciation/
	Value	Realized	and Change			Transfers				(Depreciation) on
	October	Gain/	in Unrealized		Proceeds	into Level		Transfers Out of	Value April	Investments Held at April
Fund	31, 2018	(Loss)	Gain/ (Loss)	Purchases	from Sales	3	*	Level 3**	30, 2019	30, 2019
Global Diversified Income Fund
Bonds	$111,011	$(18)	$23	$—	$(7,842)	$—		$—	$103,174	$69
Common Stock
Basic Materials	46,459	4,544	(9,422)	—	(5,335)	—		—	36,246	(9,422)
Consumer,
sssCyclical	68	—	3,168	6,389	—	—		—	9,625	3,168
Energy	189	—	2	—	—	—		—	191	2
Credit Linked
Structured Notes	2,764	(10)	(30)	—	(205)	—		—	2,519	(68)
Senior Floating
Rate Interests	35,440	—	—	—	—	—		—	35,440	—
Total	$195,931	$4,516	$(6,259)	$6,389	$(13,382)	$—		$—	$187,195	$(6,251)
Income Fund
Common Stock
Financial	$—	$—	$—	$—	$—	$—		$—	$—	$—
Industrial	29,866	—	(2,035)	—	—	—		—	27,831	(2,035)
Utilities	—	—	705	2,539	—	—		—	3,244	705
Total	$29,866	$—	$(1,330)	$2,539	$—	$—		$—	$31,075	$(1,330)

*Securities are transferred into Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading has been halted 2. Securities that have certain restrictions on trading 3. Instances in which a security is not priced by a pricing services

**Securities are transferred out of Level 3 for a variety of reasons including, but not limited to: 1. Securities where trading resumes 2. Securities where trading restrictions have expired 3. Instances in which a price becomes available from a pricing service

At the end of the period, there were no other Funds which had a significant Level 3 balance. During the period, there were no significant purchases, sales, or transfers into or out of Level 3, except as noted above.

5. Management Agreement and Transactions with Affiliates

Management Services. The Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, some of which are affiliates of the Manager. The annual rates used in this calculation for each of the Funds are as follows:

		Net Assets of Fund				Net assets of Fund (in
						billions)
	First	Next	Next	Over
	$500	$500	$500	$1.5
	million	million	million	billion		First $1	Over $1
Finisterre Unconstrained					California Municipal
Emerging Markets Bond Fund	.75%	.74%	.73%	.72%	Fund	.45%	.40%
SmallCap Fund	.75	.73	.71	.70
Tax-Exempt Bond Fund	.45	.43	.41	.40

		Notes to Financial Statements
		Principal Funds, Inc.
		April 30, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

			Net Assets of Fund
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Over $3
	million	million	million	million	billion	billion
Core Plus Bond Fund	.55%	.53%	.51%	.50%	.48%	.45%
Global Diversified Income Fund	.80	.78	.76	.75	.73	.70
Global Real Estate Securities Fund	.90	.88	.86	.85	.84	.83
High Yield Fund I	.65	.63	.61	.60	.59	.58
Inflation Protection Fund	.40	.38	.36	.35	.34	.33
International Emerging Markets Fund	1.20	1.18	1.16	1.15	1.14	1.13
International Fund I	.90	.88	.86	.85	.84	.83
LargeCap Growth Fund I	.66	.64	.62	.61	.60	.59
MidCap Value Fund I	.68	.66	.64	.63	.62	.61
Money Market Fund	.40	.39	.38	.37	.36	.35
Real Estate Securities Fund	.85	.83	.81	.80	.79	.78
SmallCap Value Fund II	1.00	.98	.96	.95	.94	.93

			Net Assets of Fund
	First	Next	Next	Next
	$500	$500	$500	$500	Next $1	Next $7	Over $10
	million	million	million	million	billion	billion	billion
Diversified International Fund	.90%	.88%	.86%	.85%	.83%	.80%	.79%

					Net Assets of Fund
		First	Next		Next	Next
		$500	$500		$500	$500	Next $1	Next $9.5	Next $2.5		Over $15
		million	million		million	million	billion	billion	billion		billion
MidCap Fund		.65%	.63%		.61%	.60%	.59%	.58%		.57%	.56%

	Net Assets of Fund (in millions)							Net Assets of Fund (in billions)
	First $250	Over $250					First $2	Next $1		Over $3
High Yield Fund	.625%		.50%	Income Fund				.50%	.44%	.43%

	Net Assets of Fund (in millions)							Net Assets of Fund
	First	Next	Over					First	Next	Over
	$200	$300	$500				$500 million	$500 million		$1 billion
Short-Term Income Fund	.50%	.45%	.40%		Principal Capital Appreciation Fund			.625%	.50%	.375%

	Net Assets of Fund (in billions)							Net Assets of Fund (in millions)
		First $2	Over $2				First $250	Next $250		Over $500
Government & High Quality Bond Fund		.50%	.45%		Equity Income Fund		.60%	.55%		.50%

					Net Assets of Fund
		First		Next
		$500		$500		Next	Next	Over
		million		million		$1 billion	$1 billion	$3 billion
LargeCap Growth Fund		.68%		.65%		.62%	.58%	.55%

		All Net Assets
LargeCap S&P 500 Index Fund			.15%

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

			Period from November 1, 2018 through April 30, 2019
	Class A		Class C		Class J	Institutional		Expiration
California Municipal Fund	N/A		N/A		N/A	.51%		February 29, 2020
Core Plus Bond Fund	.88%		N/A		N/A	N/A		February 29, 2020
Diversified International Fund	N/A		1.98	%*	N/A	.85		February 29, 2020
Equity Income Fund	N/A		N/A		N/A	.52		February 29, 2020
Finisterre Unconstrained Emerging Markets
Bond Fund	1.20	**	N/A		N/A	.85	**	February 28, 2021
Global Diversified Income Fund	N/A		N/A		N/A	.68	***	February 29, 2020
Global Real Estate Securities Fund	N/A		2.20	^	N/A	.94		February 29, 2020
Government & High Quality Bond Fund	.88	^	1.63		N/A	.53		February 29, 2020
High Yield Fund	N/A		N/A		N/A	.61		February 29, 2020
High Yield Fund I	1.05		N/A		N/A	N/A		February 29, 2020
Income Fund	N/A		N/A		N/A	.58		February 29, 2020
Inflation Protection Fund	.90		N/A		N/A	N/A		February 29, 2020
International Emerging Markets Fund	1.55	^^	2.51	^^	1.37^^	1.20	^^	February 29, 2020
International Fund I	1.30	^^^	N/A		N/A	.90	^^^	February 29, 2020
LargeCap Growth Fund	N/A		N/A		N/A	.68		February 29, 2020
LargeCap Growth Fund I	N/A		N/A		N/A	.69		February 29, 2020
LargeCap S&P 500 Index Fund	N/A		1.30		N/A	N/A		February 29, 2020
MidCap Fund	N/A		N/A		N/A	.70		February 29, 2020
MidCap Value Fund I	N/A		N/A		N/A	.72	#	February 28, 2021
Money Market Fund	.50		N/A		.65	N/A		February 29, 2020
Principal Capital Appreciation Fund	N/A		N/A		N/A	.47		February 29, 2020
Real Estate Securities Fund	N/A		N/A		N/A	.91		February 29, 2020
Short-Term Income Fund	N/A		N/A		N/A	.43		February 29, 2020
SmallCap Fund	N/A		2.08	^	N/A	.85		February 29, 2020
SmallCap Value Fund II	1.45		N/A		N/A	.99		February 29, 2020
Tax-Exempt Bond Fund	N/A		1.60		N/A	.52		February 29, 2020

* Prior to January 1, 2019, the contractual expense limit was 2.08%.

** Prior to January 1, 2019, the contractual expense limit was 1.47% and 1.12% for Class A and Institutional shares, respectively. From January 1, 2019 through March 31, 2019, the contractual expense limit was 1.34% and .99% for Class A and Institutional shares, respectively.

*** Prior to January 1, 2019, the contractual expense limit was .75%. ^ Contractual expense limit expired February 28, 2019.

^^ Prior to January 1, 2019, the contractual expense limit was 1.61%, 2.66%, 1.52%, and 1.29% for Class A, Class C, Class J, and Institutional shares, respectively. ^^^ Prior to January 1, 2019, the contractual expense limit was 1.45% and 1.00% for Class A and Institutional shares, respectively.

#Contractual expense limit effective April 12, 2019.

			Period from November 1, 2018 through April 30, 2019

	R-1	R-2	R-3	R-4	R-5	Expiration
Government & High Quality Bond Fund	1.29%	1.16%	.98%	.79%	.67%	February 29, 2020
Short-Term Income Fund	1.30	1.18	.99	.79	.68	February 29, 2020

In addition, the Manager has contractually agreed to limit R-6 expenses other than management and investment advisory fees and distribution fees and, if necessary, pay expenses normally payable by the Funds, excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses. The limits are expressed as a percentage of average daily net assets attributable to R-6 shares on an annualized basis during the reporting period. The limits are as follows:

			Period from November 1, 2018 through April 30, 2019
	R-6		Expiration
Diversified International Fund	.04	%*	February 29, 2020
Global Diversified Income Fund	.02		February 29, 2020
Global Real Estate Securities Fund	.02		February 29, 2020
High Yield Fund	.02		February 29, 2020

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

			Period from November 1, 2018 through April 30, 2019
	R-6		Expiration
Income Fund	.01		February 29, 2020
International Emerging Markets Fund	.04	^	February 29, 2020
International Fund I	.04	^	February 29, 2020
LargeCap Growth Fund I	.02		February 29, 2020
MidCap Fund	.02		February 29, 2020
MidCap Value Fund I	.02	*	February 28, 2021
Real Estate Securities Fund	.02		February 29, 2020
SmallCap Fund	.02		February 29, 2020
SmallCap Value Fund II	.02		February 29, 2020

*	Period from March 1, 2019 (share class inception date) throughApril 30, 2019.
^	Prior to March 1, 2019, the expense limit was .02%.

In addition, the Manager has contractually agreed to limit certain of the Funds’management and investment advisory fees. The expense limit will reduce the Fund’s management and investment advisory fees by the following amounts:

			Expiration
Core Plus Bond Fund	.060%		February 29, 2020
Diversified International Fund	.100	^	February 29, 2020
Finisterre Unconstrained Emerging
Markets Bond Fund	.130	^	March 31, 2019
Global Diversified Income Fund	.080	^^	February 29, 2020
International Emerging Markets Fund .150^			February 29, 2020
International Fund I	.150	^	February 29, 2020
LargeCap Growth Fund I	.016		February 29, 2020
MidCap Value Fund I	.020	#	February 28, 2021
SmallCap Value Fund II	.040		February 29, 2020

^ Prior to January 1, 2019, there was no contractual expense reduction.
^^Prior to January 1, 2019, the contractual expense reduction was .010%.
#Prior to April 12, 2019, the contractual expense reduction was .120%.

The Manager has also voluntarily agreed to limit Money Market Fund’s expenses for all classes of shares to the extent necessary to maintain a minimum yield. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively, except the following classes of shares:

Government & High Quality Bond Fund	Class A	.15	%^
LargeCap S&P 500 Index Fund	Class A	.15%
Money Market Fund	Class A	N/A
Short-Term Income Fund	Class A	.15

^ Prior to March 1, 2019, the Distributor had voluntarily agreed to limit the distribution fees. The limit maintained the level of distribution fees not to exceed .15%.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares (with the exception of Money Market Fund). The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

The Distributor has contractually agreed to limit Money Market Fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 29, 2020.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.

Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% (.25% for LargeCap S&P 500 Index Fund) of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of Class A shares based on declining rates which begin at 1.50% for LargeCap S&P 500 Index Fund, 2.25% for Government & High Quality Bond Fund, Income Fund and Short-Term Income Fund, 3.75% for California Municipal Fund, Core Plus Bond Fund, Finisterre Unconstrained Emerging Markets Bond Fund, Global Diversified Income Fund, High Yield Fund, High Yield Fund I, Inflation Protection Fund, and Tax-Exempt Bond Fund, and 5.50% for all other Funds (except Money Market Fund which does not carry a sales charge). The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2019, were as follows (amounts in thousands):

	Class A	Class C	Class J
California Municipal Fund	$14	$2	N/A
Core Plus Bond Fund	17	–	$–
Diversified International Fund	50	1	1
Equity Income Fund	165	5	N/A
Finisterre Unconstrained Emerging Markets Bond Fund	–	N/A	N/A
Global Diversified Income Fund	119	47	N/A
Global Real Estate Securities Fund	18	2	N/A
Government & High Quality Bond Fund	29	1	–
High Yield Fund	34	4	N/A
High Yield Fund I	6	N/A	N/A
Income Fund	31	1	3
Inflation Protection Fund	2	–	–
International Emerging Markets Fund	37	1	4
International Fund I	24	N/A	N/A
LargeCap Growth Fund	72	1	1
LargeCap Growth Fund I	43	N/A	6
LargeCap S&P 500 Index Fund	122	2	12
MidCap Fund	113	1	1
MidCap Value Fund I	N/A	N/A	2
Money Market Fund	–	N/A	32
Principal Capital Appreciation Fund	107	–	N/A
Real Estate Securities Fund	58	2	1
Short-Term Income Fund	61	3	1
SmallCap Fund	75	2	1
SmallCap Value Fund II	8	N/A	–
Tax-Exempt Bond Fund	29	1	N/A

Effective January 22, 2019, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.

Affiliated Ownership. At April 30, 2019, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

	Class A Class J		Institutional	R-1	R-2	R-3	R-4	R-5	R-6
California Municipal Fund	–	N/A	–	N/A	N/A	N/A	N/A	N/A	N/A
Core Plus Bond Fund	–	–	2,374	–	–	–	–	–	N/A
Diversified International Fund	–	–	252	–	–	–	–	–	1
Equity Income Fund	–	–	67,889	–	–	–	–	–	N/A
Finisterre Unconstrained Emerging Markets
Bond Fund	11	N/A	10,230	N/A	N/A	N/A	N/A	N/A	N/A
Global Diversified Income Fund	–	N/A	51	N/A	N/A	N/A	N/A	N/A	1,102
Global Real Estate Securities Fund	–	N/A	571	N/A	N/A	–	1	1	4,557
Government & High Quality Bond Fund	–	–	23	–	–	–	–	–	N/A
High Yield Fund	–	N/A	449	N/A	N/A	N/A	N/A	N/A	18,273
High Yield Fund I	–	N/A	26,939	N/A	N/A	N/A	N/A	N/A	N/A
Income Fund	–	–	86	–	–	–	–	–	50,851
Inflation Protection Fund	–	–	11,008	–	–	–	–	–	N/A
International Emerging Markets Fund	–	–	32	–	–	–	–	–	—
International Fund I	–	N/A	–	–	–	–	–	–	15,601

			Notes to Financial Statements
			Principal Funds, Inc.
			April 30, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

	Class A	Class J	Institutional	R-1	R-2	R-3	R-4	R-5	R-6
LargeCap Growth Fund	–	–	–	–	–	–	–	–	N/A
LargeCap Growth Fund I	–	–	–	–	–	–	–	–	240,749
LargeCap S&P 500 Index Fund	–	–	2,732	–	–	–	–	–	N/A
MidCap Fund	–	–	405	–	–	–	–	–	—
MidCap Value Fund I	1	–	–	–	–	–	–	–	—
Money Market Fund	–	–	N/A	N/A	N/A	N/A	N/A	N/A	N/A
Principal Capital Appreciation Fund	–	N/A	10,789	–	–	–	–	–	N/A
Real Estate Securities Fund	–	–	196	–	–	–	–	–	15,789
Short-Term Income Fund	–	–	21,920	–	–	–	–	–	N/A
SmallCap Fund	–	–	105	–	–	–	–	–	393
SmallCap Value Fund II	–	–	–	–	–	–	–	–	42,576

Affiliated Brokerage Commissions. With respect to Global Diversified Income Fund, $2,000 of brokerage commission was paid to SAMI Brokerage LLC, a member of the Principal Financial Group. The other Funds did not pay brokerage commissions to any member of the Principal Financial Group during the period ended April 30, 2019.

6. Capital Share Transactions

The following table reflects the conversion of Class C shares into Class A shares (reflected in the statements of changes in net assets as Class C shares and dollars redeemed and Class A dollars sold) for the period ended April 30, 2019 (amounts in thousands).

	Shares	Dollars
Core Plus Bond Fund	624	$6,532
Inflation Protection Fund	382	2,899
LargeCap Growth Fund	3,473	13,066

7. Investment Transactions

For the period ended April 30, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments, return of capital and U.S. government securities) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
California Municipal Fund	$83,398	$84,215
Core Plus Bond Fund	1,771,828	1,977,878
Diversified International Fund	3,710,331	3,565,226
Equity Income Fund	523,331	688,895
Finisterre Unconstrained Emerging Markets
Bond Fund	154,572	83,216
Global Diversified Income Fund	3,290,389	4,167,329
Global Real Estate Securities Fund	655,939	420,458
Government & High Quality Bond Fund	100,219	123,742
High Yield Fund	601,531	773,037
High Yield Fund I	639,345	924,546
Income Fund	101,339	202,696
Inflation Protection Fund	40,398	32,171
International Emerging Markets Fund	673,084	742,103
International Fund I	154,913	182,493
LargeCap Growth Fund	264,176	299,061
LargeCap Growth Fund I	1,221,510	1,589,646
LargeCap S&P 500 Index Fund	78,029	70,959
MidCap Fund	996,435	2,242,214
Principal Capital Appreciation Fund	447,861	546,704
Real Estate Securities Fund	729,634	370,592
Short-Term Income Fund	998,773	1,073,472
SmallCap Fund	122,101	131,300
SmallCap Value Fund II	383,722	434,368
Tax-Exempt Bond Fund	184,047	132,834

In addition, Global Diversified Income Fund had $24,733,000 of covers on securities sold short and $24,240,000 of securities sold short.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

7. Investment Transactions (continued)

For the period ended April 30, 2019, the cost of U.S. government securities purchased and proceeds from U.S. government securities sold (not including short-term investments) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Core Plus Bond Fund	$646,819	$645,756
Global Diversified Income Fund	33,927	84,794
Government & High Quality Bond Fund	8,695	25,769
Income Fund	29,462	29,961
Inflation Protection Fund	534,413	575,480
Short-Term Income Fund	100,866	53,897

8. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2019 and October 31, 2018 were as follows (amounts in thousands):

						Long-Term Capital
	Ordinary Income		Tax-Exempt Income			Gain			Return of Capital		Section 1250 Gain
	2019	2018	2019	2018	*	2019	2018	^	2019	2018	2019	2018	**
California Municipal Fund	$ —$	21	$6,178	$13,069	$	—$	—$		—$	—$	—$	—
Core Plus Bond Fund	52,458	111,339	—	—		—	—		—	—	—	—
Diversified International Fund	199,986	217,968	—	—		500,759	—		—	—	—	—
Equity Income Fund	134,633	160,121	—	—		272,242	301,685		—	—	—	—
Finisterre Unconstrained Emerging
Markets Bond Fund	1,465	1,470	—	—		—	89		—	—	—	—
Global Diversified Income Fund	198,732	501,972	—	—		—	—		—	20,943	—	—
Global Real Estate Securities Fund	69,728	81,910	—	—		20,997	38,451		—	—	—	—
Government & High Quality Bond Fund	20,191	42,502	—	—		—	—		—	—	—	—
High Yield Fund	87,248	189,083	—	—		—	—		—	—	—	—
High Yield Fund I	117,859	79,675	—	—		—	—		—	—	—	—
Income Fund	50,191	105,983	—	—		—	—		—	—	—	—
Inflation Protection Fund	45,507	31,991	—	—		—	—		—	—	—	—
International Emerging Markets Fund	7,818	11,083	—	—		16,036	—		—	—	—	—
International Fund I	8,609	4,941	—	—		16,666	—		—	—	—	—
LargeCap Growth Fund	59,551	33,442	—	—		156,847	126,473		—	—	—	—
LargeCap Growth Fund I	42,164	46,194	—	—		874,774	699,763		—	—	—	—
LargeCap S&P 500 Index Fund	101,827	95,324	—	—		250,719	282,535		—	—	—	—
MidCap Fund	30,995	6,793	—	—		1,454,724	509,595		—	—	—	—
MidCap Value Fund I	21,033	41,882	—	—		78,862	27,312		—	—	—	—
Money Market Fund	5,056	6,317	—	—		—	—		—	—	—	—
Principal Capital Appreciation Fund	48,045	26,468	—	—		499,595	139,907		—	—	—	—
Real Estate Securities Fund	46,907	83,554	—	—		45,033	61,791		—	—	9,852	5,952
Short-Term Income Fund	59,053	95,412	—	—		—	—		—	—	—	—
SmallCap Fund	20,127	8,544	—	—		63,611	43,013		—	—	—	—
SmallCap Value Fund II	29,939	34,197	—	—		135,930	85,444		—	—	—	—
Tax-Exempt Bond Fund	—	16	6,625	12,869		—	—		—	—	—	—

* The Funds designate these distributions as exempt interest per IRC Sec. 852(b)(5).

^ The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(C) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-percent rate or a 0-percent rate, depending on the shareholder’s taxable income).

**Unrecaptured Section 1250 gains are gains from the sale of depreciable property that are subject to a maximum tax rate of 25%.

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

8. Federal Tax Information (continued)

Distributable Earnings. As of October 31, 2018, the components of total distributable earnings (accumulated loss) on a federal tax basis were as follows (amounts in thousands):

								Total
	Undistributed		Undistributed	Undistributed		Net Unrealized	Other	Accumulated
	Ordinary		Tax-Exempt	Long-Term	Accumulated	Appreciation	Temporary	Earnings
	Income		Income	Capital Gains	Losses	(Depreciation)	Differences*	(Deficit)
California Municipal Fund	$—		$163	$—	$(13,568)	$(80)	$—	$(13,485)
Core Plus Bond Fund	3,984		—	—	(68,930)	(119,298)	1,224	(183,020)
Diversified International Fund	181,939		—	500,741	—	266,990	—	949,670
Equity Income Fund	66,784		—	272,240	—	2,302,769	—	2,641,793
Finisterre Unconstrained Emerging Markets
Bond Fund	380		—	—	(201)	(844)	3	(662)
Global Diversified Income Fund	—		—	—	(156,087)	(424,946)	(11,160)	(592,193)
Global Real Estate Securities Fund	39,867		—	20,967	—	32,958	—	93,792
Government & High Quality Bond Fund	160		—	—	(74,468)	(75,462)	—	(149,770)
High Yield Fund	4,430		—	—	(97,270)	(152,471)	(5,927)	(251,238)
High Yield Fund I	1,690		—	—	(42,984)	(89,680)	(683)	(131,657)
Income Fund	6,818		—	—	(48,115)	(67,023)	282	(108,038)
Inflation Protection Fund	40,082		—	—	(30,397)	(72,580)	(6,885)	(69,780)
International Emerging Markets Fund	7,465		—	16,035	—	(17,532)	(525)	5,443
International Fund I	7,791		—	16,665	—	5,606	—	30,062
LargeCap Growth Fund	59,350		—	156,842	—	62,363	—	278,555
LargeCap Growth Fund I	29,604		—	748,323	—	2,519,047	—	3,296,974
LargeCap S&P 500 Index Fund	79,307		—	250,701	—	2,298,301	—	2,628,309
MidCap Fund	22,993		—	1,454,711	—	3,449,851	—	4,927,555
MidCap Value Fund I	18,431		—	79,080	—	22,527	—	120,038
Principal Capital Appreciation Fund	41,981		—	499,594	—	740,814	—	1,282,389
Real Estate Securities Fund	11,614	^	—	54,829	—	649,356	—	715,799
Short-Term Income Fund	1,660		—	—	(27,028)	(41,158)	—	(66,526)
SmallCap Fund	19,527		—	63,576	—	60,376	—	143,479
SmallCap Value Fund II	26,204		—	135,928	—	(21,566)	—	140,566
Tax-Exempt Bond Fund	—		170	—	(9,502)	(3,039)	—	(12,371)

*	Represents book-to-tax accounting differences.
^	Undistributed Ordinary Income reported includes $9,092 of undistributed Section 1250 Capital Gains.

Distributable earnings reflect certain limitations imposed by Sections 381-384 of the Internal Revenue Code.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2018, the Funds had approximate net capital loss carryforwards as follows (amounts in thousands):

		No Expiration
	Expiring in 2019 Short-Term Long-Term			Total
California Municipal Fund	$6,663	$5,279	$1,626	$13,568
Core Plus Bond Fund	20,017	40,325	8,588	68,930
Finisterre Unconstrained Emerging
Markets Bond Fund	—	201	—	201
Global Diversified Income Fund	—	140,218	15,869	156,087
Government & High Quality Bond
Fund	—	6,405	68,063	74,468
High Yield Fund	—	4,781	92,489	97,270
High Yield Fund I	—	4,817	38,167	42,984
Income Fund	13,420	1,533	33,162	48,115
Inflation Protection Fund	—	1,430	28,967	30,397
Short-Term Income Fund	—	15,590	11,438	27,028
Tax-Exempt Bond Fund	2,371	6,074	1,057	9,502

Capital losses generated in taxable years beginning after the enactment date of the Regulated Investment Company Modernization Act of 2010 on December 22, 2010, will be carried forward with no expiration and with the character of the loss retained. These capital losses must by fully utilized before the pre-enactment capital loss carryforwards with expiration years listed in the table above.

As of October 31, 2018, the following funds had expired and utilized capital loss carryforwards as follows (amounts in thousands):

	Expired	Utilized
California Municipal Fund	$3,189	$—

		Notes to Financial Statements
		Principal Funds, Inc.
		April 30, 2019 (unaudited)

8. Federal Tax Information (continued)

Expired		Utilized
Global Real Estate Securities Fund	–	118
High Yield Fund	–	15,755
Income Fund	8,587	8,365
International Emerging Markets Fund	–	55,476
International Fund I	–	9,782
Tax-Exempt Bond Fund	3,432	—

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2018, the Funds do not plan to defer any late year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gain on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2018, the Funds recorded reclassifications as follows (amounts in thousands):

	Total Distributable
	Earnings (Accumulated	Capital Shares and
	Loss)	Additional Paid-in-Capital
California Municipal Fund	$3,189	$(3,189)
Diversified International Fund	(46,116)	46,116
Equity Income Fund	(31,983)	31,983
Global Real Estate Securities Fund	(1,716)	1,716
Income Fund	8,587	(8,587)
International Emerging Markets Fund	(4,891)	4,891
International Fund I	(3,360)	3,360
LargeCap Growth Fund	(143,280)	143,280
LargeCap Growth Fund I	(51,371)	51,371
LargeCap S&P 500 Index Fund	(34,917)	34,917
MidCap Fund	(122,103)	122,103
MidCap Value Fund I	(10,448)	10,448
Principal Capital Appreciation Fund	(121,154)	121,154
Real Estate Securities Fund	(18,800)	18,800
SmallCap Fund	(5,494)	5,494
SmallCap Value Fund II	22,932	(22,932)
Tax-Exempt Bond Fund	3,432	(3,432)

Federal Income Tax Basis. At April 30, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
California Municipal Fund*	$17,698	$(1,416)	$16,282	$404,847
Core Plus Bond Fund	48,613	(43,031)	5,582	3,368,587
Diversified International Fund	1,570,914	(339,844)	1,231,070	10,623,829
Equity Income Fund	2,957,459	(119,578)	2,837,881	4,576,016
Finisterre Unconstrained Emerging Markets Bond Fund	1,632	(1,091)	541	106,197
Global Diversified Income Fund	278,370	(294,004)	(15,634)	7,638,038
Global Real Estate Securities Fund	440,768	(92,527)	348,241	3,256,613
Government & High Quality Bond Fund	16,739	(41,770)	(25,031)	1,524,238
High Yield Fund	66,577	(158,998)	(92,421)	3,010,960
High Yield Fund I	65,982	(71,050)	(5,068)	3,472,621
Income Fund	80,367	(61,040)	19,327	2,903,344
Inflation Protection Fund	35,934	(33,939)	1,995	1,597,072
International Emerging Markets Fund	81,953	(21,301)	60,652	670,241
International Fund I	56,573	(11,674)	44,899	338,756
LargeCap Growth Fund	128,002	(6,423)	121,579	452,254
LargeCap Growth Fund I	3,262,562	(114,863)	3,147,699	5,895,943
LargeCap S&P 500 Index Fund	2,920,845	(192,459)	2,728,386	3,307,834
MidCap Fund	5,819,978	(179,364)	5,640,614	10,462,981

	Notes to Financial Statements
	Principal Funds, Inc.
	April 30, 2019 (unaudited)

8. Federal Tax Information (continued)

					Cost for Federal
	Unrealized	Unrealized		Net Unrealized	Income Tax
	Appreciation	(Depreciation)		Appreciation/(Depreciation)	Purposes
MidCap Value Fund I	$181,900	$(61,306	) $	120,594	$2,410,829
Money Market Fund	—	—		—	503,390
Principal Capital Appreciation Fund	835,380	(12,805)		822,575	1,019,208
Real Estate Securities Fund	1,131,169	(61,484)		1,069,685	3,380,840
Short-Term Income Fund	41,695	(18,449)		23,246	4,799,226
SmallCap Fund	151,779	(46,346)		105,433	588,634
SmallCap Value Fund II	136,058	(72,504)		63,554	1,033,416
Tax-Exempt Bond Fund*	15,363	(3,004)		12,359	416,667

* The Fund holds floating rate securities which are accounted for differently for U.S. GAAP vs. federal income tax purposes. This causes a difference in cost basis and fair market value of investments for tax and U.S. GAAP purposes.

9. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. On June 11, 2019, the Board of Directors approved a Proposed Merger of the LargeCap Growth Fund by the LargeCap Growth Fund I. The Proposed Merger, if approved by shareholders, is expected to occur on October 11, 2019. There were no additional items requiring adjustment of the financial statements or additional disclosure.

Schedule of Investments
California Municipal Fund
April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 0.02%	Shares Held Value (000's)			Principal
Exchange-Traded Funds - 0.02%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
iShares California Muni Bond ETF	1,000	$60	California (continued)
TOTAL INVESTMENT COMPANIES		$60	California Statewide Communities Development
	Principal		Authority (continued)
MUNICIPAL BONDS - 99.12%	Amount (000's) Value (000's)		5.00%, 02/01/2030	$2,775	$3,103
California - 98.22%			5.00%, 11/01/2032(d)	1,135	1,309
Abag Finance Authority for Nonprofit Corps			5.00%, 05/15/2034	4,855	5,522
5.00%, 08/01/2043	$1,500	$1,656	5.00%, 12/01/2036(d)	5,000	5,492
Alameda Community Improvement Commission			5.00%, 09/02/2038	3,000	3,342
Successor Agency (credit support from BAM)			5.00%, 09/02/2039(e)	1,000	1,117
5.00%, 09/01/2031(a)	1,000	1,142	5.00%, 05/15/2040	3,500	3,923
Alameda Corridor Transportation Authority			5.00%, 12/01/2041(d)	1,000	1,091
5.00%, 10/01/2034	8,805	9,981	5.00%, 09/02/2048(e)	1,000	1,101
5.00%, 10/01/2036	4,250	4,792	5.25%, 12/01/2034	3,500	3,876
Alameda Unified School District-Alameda			5.25%, 12/01/2038(d)	1,000	1,140
County/CA			5.25%, 12/01/2043(d)	2,000	2,255
5.00%, 08/01/2032	1,795	2,097	7.25%, 11/15/2041(d)	1,500	1,541
Alum Rock Union Elementary School District			California Statewide Communities Development
5.25%, 08/01/2043	1,000	1,120	Authority (credit support from FHA INS)
California Educational Facilities Authority			6.25%, 08/01/2024(a)	775	784
5.00%, 10/01/2036	1,000	1,161	California Statewide Financing Authority
5.00%, 10/01/2045	1,000	1,140	6.00%, 05/01/2043	2,050	2,062
5.00%, 05/01/2049	1,450	2,030	6.00%, 05/01/2043	1,550	1,559
5.38%, 04/01/2034	1,000	1,036	Chino Valley Unified School District
California Health Facilities Financing Authority			5.25%, 08/01/2047	2,000	2,380
5.00%, 08/15/2031	2,700	3,233	City of Atwater CA Wastewater Revenue (credit
5.00%, 08/15/2033	1,750	2,060	support from AGM)
5.00%, 08/15/2034	2,000	2,369	5.00%, 05/01/2043(a)	1,000	1,162
5.00%, 02/01/2035	2,000	2,250	City of Compton CA Water Revenue
5.00%, 11/15/2046(b)	4,504	5,090	6.00%, 08/01/2039	1,250	1,259
5.00%, 11/15/2048	2,785	3,225	City of Irvine CA
5.75%, 09/01/2039	2,000	2,028	5.00%, 09/01/2049	2,000	2,154
6.00%, 07/01/2039	2,000	2,014	City of Los Angeles CA Wastewater System
California Health Facilities Financing			Revenue
Authority (credit support from CA MTG INS)			5.00%, 06/01/2034	2,000	2,331
5.00%, 07/01/2035(a)	1,000	1,156	City of Los Angeles Department of Airports
California Municipal Finance Authority			5.00%, 05/15/2026	1,000	1,182
5.00%, 05/15/2033	1,000	1,171	5.00%, 05/15/2026	3,500	4,210
5.00%, 05/15/2034	1,000	1,167	5.00%, 05/15/2028	3,000	3,717
5.00%, 12/31/2034	3,550	4,134	5.00%, 05/15/2036	1,500	1,704
5.00%, 12/31/2036	3,000	3,470	5.00%, 05/15/2042	1,200	1,365
5.25%, 11/01/2036	4,000	4,469	5.00%, 05/15/2044(b)	3,100	3,595
California Pollution Control Financing Authority			5.00%, 05/15/2047	3,500	4,021
3.00%, 11/01/2025	10,500	10,771	City of Oroville CA
3.25%, 12/01/2027(c)	2,000	2,083	5.25%, 04/01/2039	1,000	1,146
4.30%, 07/01/2040	3,400	3,643	5.25%, 04/01/2049	2,500	2,827
5.00%, 07/01/2029(d)	1,000	1,243	5.25%, 04/01/2054	3,000	3,383
5.00%, 07/01/2030(d)	2,000	2,151	City of Riverside CA Sewer Revenue
5.00%, 07/01/2037(d)	10,000	10,611	5.00%, 08/01/2040	4,000	4,577
5.00%, 07/01/2039(d)	1,000	1,162	City of San Francisco CA Public Utilities
5.00%, 11/21/2045(d)	1,500	1,724	Commission Water Revenue
California Public Finance Authority			5.00%, 11/01/2034	1,800	2,155
2.08%, 08/01/2052(c)	6,000	6,000	5.00%, 11/01/2036	2,010	2,181
5.00%, 07/01/2047(d)	1,000	1,031	City of Vernon CA Electric System Revenue
California School Finance Authority			5.13%, 08/01/2021	280	283
5.00%, 07/01/2035(d)	1,925	2,132	5.13%, 08/01/2021	805	811
5.00%, 08/01/2036(d)	1,170	1,282	Coachella Valley Unified School District/
5.00%, 08/01/2038(d)	1,000	1,129	CA (credit support from AGM)
California State Public Works Board			0.00%, 08/01/2039(a),(f)	4,000	1,984
5.00%, 11/01/2037	1,375	1,509	Compton Public Finance Authority
5.00%, 10/01/2039	4,500	5,071	4.50%, 09/01/2032(d)	8,000	8,178
California State University			County of Sacramento CA Airport System
5.00%, 11/01/2037	2,000	2,373	Revenue
5.25%, 11/01/2038	2,000	2,000	5.00%, 07/01/2036	1,350	1,574
California Statewide Communities Development			5.00%, 07/01/2037	2,000	2,364
Authority			Dinuba Redevelopment Agency (credit support
4.00%, 02/01/2022	830	862	from BAM)
4.00%, 02/01/2025	940	1,010	5.00%, 09/01/2033(a)	2,000	2,294
4.00%, 07/01/2048	1,800	1,867
5.00%, 10/01/2028	1,875	2,128

See accompanying notes.

Schedule of Investments California Municipal Fund April 30, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
California (continued)			California (continued)
East Bay Municipal Utility District Water System			Pomona Unified School District (credit support
Revenue			from NATL)
3.00%, 06/01/2037	$10	$10	6.15%, 08/01/2030(a)	$1,000	$1,133
5.00%, 06/01/2036	1,000	1,039	Port Commission of the City & County of San
El Monte Union High School District (credit			Francisco
support from AGC)			4.00%, 03/01/2035	1,000	1,048
5.50%, 06/01/2034(a)	2,000	2,007	Port of Los Angeles
Escondido Union High School District			5.00%, 08/01/2032	1,740	1,980
0.00%, 08/01/2041(f)	1,000	451	Poway Unified School District
Foothill-De Anza Community College District			0.00%, 08/01/2036(f)	4,000	2,366
5.00%, 08/01/2040	1,500	1,621	Regents of the University of California Medical
Golden State Tobacco Securitization Corp			Center Pooled Revenue
5.00%, 06/01/2026	1,000	1,160	2.05%, 05/15/2047(c)	5,000	5,000
5.00%, 06/01/2028	7,000	8,140	5.00%, 05/15/2035	4,540	5,296
5.25%, 06/01/2047	7,500	7,546	Rialto Redevelopment Agency
5.30%, 06/01/2037	9,000	9,157	5.00%, 09/01/2037	1,000	1,191
Golden State Tobacco Securitization Corp (credit			Richmond Joint Powers Financing Authority
support from ST APPROP)			6.25%, 07/01/2024	1,000	1,008
5.00%, 06/01/2033(a)	2,000	2,290	Ripon Unified School District (credit support
Indio Redevelopment Agency Successor Agency			from BAM)
5.63%, 08/15/2035	330	331	0.00%, 08/01/2033(a),(f)	855	465
Inland Valley Development Agency			Ripon Unified School District -
5.25%, 09/01/2037	1,000	1,133	Unrefunded (credit support from BAM)
La Verne Public Financing Authority			0.00%, 08/01/2033(a),(f)	255	134
7.25%, 09/01/2026	650	652	Riverside Community Properties Development
Lancaster Redevelopment Agency Successor			Inc
Agency			6.00%, 10/15/2038	1,000	1,196
6.88%, 08/01/2039	545	552	Riverside County Public Financing
Long Beach Bond Finance Authority			Authority (credit support from BAM)
5.00%, 11/15/2035	2,915	3,656	5.00%, 10/01/2029(a)	1,500	1,773
5.50%, 11/15/2030	1,010	1,288	Riverside County Transportation Commission
Los Angeles County Public Works Financing			5.00%, 06/01/2032	1,500	1,557
Authority			Sacramento Area Flood Control Agency
5.00%, 12/01/2033	2,000	2,328	5.00%, 10/01/2033	2,000	2,379
5.00%, 08/01/2042	1,400	1,529	Salinas Valley Solid Waste Authority (credit
5.00%, 12/01/2045(b)	5,500	6,230	support from AGM)
Los Angeles County Sanitation Districts			5.50%, 08/01/2031(a)	1,500	1,741
Financing Authority			San Diego Association of Governments South
5.00%, 10/01/2035	4,500	5,209	Bay Expressway Revenue
Los Angeles Department of Water & Power			5.00%, 07/01/2036	1,500	1,777
Power System Revenue (credit support from LOS			5.00%, 07/01/2037	2,300	2,717
ANGELES CALIF WTR & PWR RE)			San Diego Convention Center Expansion
2.00%, 07/01/2034(a),(c)	8,500	8,500	Financing Authority
Los Angeles Unified School District/CA			5.00%, 04/15/2025	5,000	5,497
5.00%, 07/01/2029	2,000	2,011	San Diego County Regional Airport Authority
Marin Healthcare District			5.00%, 07/01/2042	5,000	5,743
5.00%, 08/01/2034	1,000	1,171	San Diego Public Facilities Financing Authority
Merced Union High School District			5.38%, 08/01/2034	2,000	2,019
0.00%, 08/01/2032(f)	3,380	2,313	San Diego Redevelopment Agency Successor
Norco Community Redevelopment Agency			Agency
Successor Agency (credit support from BAM)			6.40%, 09/01/2019	275	276
5.00%, 03/01/2032(a)	1,000	1,133	San Francisco Bay Area Rapid Transit District
Norco Financing Authority (credit support from			Sales Tax Revenue
AGM)			5.00%, 07/01/2028	1,755	1,827
5.63%, 10/01/2034(a)	1,000	1,016	San Francisco City & County Airport Comm-San
Norman Y Mineta San Jose International Airport			Francisco International Airport
SJC			5.00%, 05/01/2031	1,000	1,187
5.00%, 03/01/2041	6,000	6,875	5.00%, 05/01/2042	1,500	1,731
5.00%, 03/01/2047	1,500	1,730	San Francisco City & County Redevelopment
Oakland Unified School District/Alameda County			Financing Authority
5.00%, 08/01/2040	3,400	3,815	6.50%, 08/01/2039	1,000	1,013
Pittsburg Successor Agency Redevelopment			San Joaquin Hills Transportation Corridor Agency
Agency (credit support from AGM)			5.00%, 01/15/2034	6,185	6,950
5.00%, 09/01/2028(a)	1,000	1,192	San Luis Obispo County Financing
5.00%, 09/01/2029(a)	1,000	1,188	Authority (credit support from AGM)
Pittsburg Unified School District			5.00%, 08/01/2030(a)	1,000	1,068
5.00%, 08/01/2043	2,900	3,276

See accompanying notes.

Schedule of Investments California Municipal Fund April 30, 2019 (unaudited)

	Principal		(a)	Credit support indicates investments that benefit from credit enhancement or
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		liquidity support provided by a third party bank, institution, or government
California (continued)			agency.
San Luis Obispo County Financing			(b) Security or portion of underlying security related to Inverse Floaters
Authority (credit support from BAM)			entered into by the Fund. See Notes to Financial Statements for additional
5.00%, 09/01/2037(a)	$1,000	$1,150	information.
Semitropic Improvement District			(c)	Certain variable rate securities are not based on a published reference rate
5.00%, 12/01/2038	2,000	2,040	and spread but are determined by the issuer or agent and are based on current
Southern California Public Power Authority			market conditions. These securities do not indicate a reference rate and
5.00%, 11/01/2028	2,000	2,381	spread in their description. Rate shown is the rate in effect as of period end.
5.00%, 11/01/2029	2,480	2,971	(d)	Security exempt from registration under Rule 144A of the Securities Act of
5.25%, 07/01/2029	695	746	1933. These securities may be resold in transactions exempt from registration,
5.25%, 07/01/2031	695	746	normally to qualified institutional buyers. At the end of the period, the value of
State of California			these securities totaled $43,471 or 10.08% of net assets.
2.45%, 12/01/2031	620	615	(e) Security purchased on a when-issued basis.
4.00%, 09/01/2033	2,080	2,286	(f) Non-income producing security
5.00%, 09/01/2034	5,000	5,941	(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at
5.00%, 02/01/2038	1,450	1,596	April 30, 2019.
5.00%, 04/01/2043	3,380	3,724
5.25%, 11/01/2040	1,500	1,571	Portfolio Summary (unaudited)
6.00%, 03/01/2033	2,000	2,074	Sector	Percent
Stockton East Water District (credit support from			Revenue Bonds	72.19%
NATL)			General Obligation Unlimited	9.28%
5.25%, 04/01/2022(a)	1,780	1,785	Insured	9.20%
Stockton Unified School District (credit support			Prerefunded	6.01%
from AGM)			Special Assessment	1.32%
5.00%, 08/01/2038(a)	1,500	1,686	Tax Allocation	0.62%
Tobacco Securitization Authority of Southern			Special Tax	0.50%
California			Investment Companies	0.02%
5.13%, 06/01/2046	1,500	1,502	Liability For Floating Rate Notes Issued	(1.52)%
Travis Unified School District (credit support			Other Assets and Liabilities	2.38%
from AGM)			TOTAL NET ASSETS	100.00%
5.00%, 09/01/2029(a)	1,000	1,178
Tulare County Transportation Authority
5.00%, 02/01/2029	1,000	1,150
Tustin Public Financing Authority
5.00%, 04/01/2041	1,000	1,069
University of California
5.00%, 05/15/2044	1,000	1,119
Walnut Energy Center Authority
5.00%, 01/01/2035	1,225	1,250
West Valley-Mission Community College District
4.00%, 08/01/2044	3,000	3,266
Western Municipal Water District Facilities
Authority
5.00%, 10/01/2034	1,700	1,724
Woodland-Davis Clean Water Agency (credit
support from AGM)
5.00%, 03/01/2039(a)	1,500	1,724
		$423,742
Guam - 0.90%
Guam Government Waterworks Authority
5.00%, 01/01/2046	2,525	2,755
Port Authority of Guam
5.00%, 07/01/2048	1,000	1,127
		$3,882
TOTAL MUNICIPAL BONDS		$427,624
Total Investments		$427,684
Liability for Floating Rate Notes Issued in Conjunction with
Securities Held - (1.52)%
Notes with interest rates of 2.10% - 2.18% at	$(6,554)	(6,554)
April 30, 2019 and contractual maturity of
collateral of 2023-2025.(g)
Total Net Investments		$421,130
Other Assets and Liabilities - 2.38%		10,278
TOTAL NET ASSETS - 100.00%		$431,408

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2019 (unaudited)

COMMON STOCKS - 0.03%	Shares Held Value (000's)			Principal
Oil & Gas - 0.02%			BONDS (continued)	Amount (000’s) Value (000’s)
Chaparral Energy Inc - A Shares (a)	73,263	$510	Aerospace & Defense (continued)
Oil & Gas Services - 0.01%			United Technologies Corp (continued)
Patterson-UTI Energy Inc	23,284	317	4.63%, 11/16/2048		$1,105	$1,171
Retail - 0.00%			5.40%, 05/01/2035		585	659
Claire's Holdings LLC (a),(b),(c)	232	139				$46,236
TOTAL COMMON STOCKS		$966	Agriculture - 1.07%
INVESTMENT COMPANIES - 4.36%	Shares Held Value (000's)		Altria Group Inc
Exchange-Traded Funds - 0.03%			3.13%, 06/15/2031	EUR	350	411
iShares iBoxx High Yield Corporate Bond ETF	3,000	261	4.00%, 01/31/2024		$165	170
SPDR Bloomberg Barclays High Yield Bond ETF	14,500	526	4.50%, 05/02/2043		580	529
		$787	4.80%, 02/14/2029		960	998
Money Market Funds - 4.33%			5.80%, 02/14/2039		955	1,021
Principal Government Money Market Fund	135,401,015	135,401	5.95%, 02/14/2049		595	643
2.38%(d),(e)			Aragvi Finance International DAC
TOTAL INVESTMENT COMPANIES		$136,188	12.00%, 04/09/2024(g)		1,150	1,147
PREFERRED STOCKS - 0.13%	Shares Held Value (000's)		BAT Capital Corp
			3.22%, 08/15/2024		1,890	1,850
Agriculture - 0.01%			3.28%, 08/14/2020		110	110
Pinnacle Operating Corp 0.00% (a),(b),(c)	925,862	$315	3 Month USD LIBOR + 0.59%
Retail - 0.00%			4.54%, 08/15/2047		25	22
Claire's Stores 0.00% (a),(b),(c)	62	60	BAT International Finance PLC
Sovereign - 0.12%			0.88%, 10/13/2023	EUR	250	284
CoBank ACB 6.20%, 01/01/2025 (f)	35,000	3,619	2.25%, 01/16/2030		600	667
3 Month USD LIBOR + 3.74%			6.00%, 11/24/2034	GBP	200	332
TOTAL PREFERRED STOCKS		$3,994	Imperial Brands Finance PLC
	Principal		3.38%, 02/26/2026	EUR	150	189
BONDS - 62.27%	Amount (000's) Value (000's)		3.75%, 07/21/2022(g)		$3,065	3,107
Advertising - 0.01%			4.88%, 06/07/2032	GBP	150	223
Lamar Media Corp			5.50%, 09/28/2026		100	152
5.00%, 05/01/2023	$155	$157	JBS Investments II GmbH
Outfront Media Capital LLC / Outfront Media			7.00%, 01/15/2026(g)		$1,635	1,701
Capital Corp			Philip Morris International Inc
5.25%, 02/15/2022	115	116	1.88%, 02/25/2021		1,750	1,725
		$273	2.38%, 08/17/2022		1,745	1,721
Aerospace & Defense - 1.48%			4.38%, 11/15/2041		280	277
Air 2 US			Pinnacle Operating Corp
8.63%, 10/01/2020(g)	19	19	9.00%, 05/15/2023(g)		1,329	572
Arconic Inc			Reynolds American Inc
5.40%, 04/15/2021	250	258	5.70%, 08/15/2035		3,035	3,207
Boeing Co/The			5.85%, 08/15/2045		480	497
2.70%, 05/01/2022(c),(h)	2,100	2,096	6.88%, 05/01/2020		9,940	10,300
3.10%, 05/01/2026(c),(h)	1,970	1,964	7.00%, 08/04/2041		1,475	1,660
3.20%, 03/01/2029	2,200	2,189				$33,515
3.50%, 03/01/2039	1,490	1,419	Airlines - 0.85%
3.63%, 03/01/2048	1,620	1,531	American Airlines 2013-1 Class B Pass Through
3.90%, 05/01/2049(c),(h)	1,645	1,617	Trust
Bombardier Inc			5.63%, 07/15/2022(g)		197	201
6.13%, 01/15/2023(g)	1,480	1,482	American Airlines 2013-2 Class A Pass Through
7.50%, 03/15/2025(g)	1,445	1,450	Trust
7.88%, 04/15/2027(g)	410	413	4.95%, 07/15/2024		5,474	5,674
Lockheed Martin Corp			American Airlines 2014-1 Class A Pass Through
2.90%, 03/01/2025	3,775	3,748	Trust
3.35%, 09/15/2021	2,360	2,397	3.70%, 04/01/2028		1,301	1,308
3.55%, 01/15/2026	1,155	1,186	American Airlines 2015-1 Class A Pass Through
4.09%, 09/15/2052	1,345	1,362	Trust
Rockwell Collins Inc			3.38%, 11/01/2028		3,085	3,045
3.50%, 03/15/2027	150	149	American Airlines 2015-1 Class B Pass Through
TransDigm Inc			Trust
6.25%, 03/15/2026(g)	720	750	3.70%, 11/01/2024		184	182
6.50%, 07/15/2024	110	111	American Airlines 2016-3 Class A Pass Through
Triumph Group Inc			Trust
5.25%, 06/01/2022	385	380	3.25%, 04/15/2030		1,148	1,110
7.75%, 08/15/2025	1,680	1,676	American Airlines 2017-1 Class AA Pass Through
United Technologies Corp			Trust
2.80%, 05/04/2024	3,130	3,097	3.65%, 08/15/2030		2,025	2,043
3.10%, 06/01/2022	2,320	2,336	Avianca Holdings SA / Avianca Leasing LLC /
3.95%, 08/16/2025	4,235	4,425	Grupo Taca Holdings Ltd
4.13%, 11/16/2028	6,550	6,833	8.38%, 05/10/2020		250	247
4.45%, 11/16/2038	1,455	1,518

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Airlines (continued)			Automobile Asset Backed Securities (continued)
Continental Airlines 2007-1 Class A Pass Through			Drive Auto Receivables Trust 2019-1
Trust			2.86%, 09/15/2021	$5,000	$5,002
5.98%, 10/19/2023	$1,383	$1,457	1.00 x 1 Month USD LIBOR + 0.39%
Continental Airlines 2012-1 Class A Pass Through			Enterprise Fleet Financing LLC
Trust			2.13%, 05/22/2023(g)	1,265	1,258
4.15%, 10/11/2025	3,597	3,693	Ford Credit Auto Owner Trust 2016-A
United Airlines 2014-2 Class A Pass Through			1.39%, 07/15/2020	29	29
Trust			Ford Credit Auto Owner Trust 2017-REV2
3.75%, 03/03/2028	1,948	1,969	2.36%, 03/15/2029(g)	500	493
United Airlines 2016-1 Class AA Pass Through			GM Financial Automobile Leasing Trust 2016-3
Trust			1.97%, 05/20/2020	575	575
3.10%, 01/07/2030	866	851	2.38%, 05/20/2020	1,250	1,249
United Airlines 2018-1 Class A Pass Through			GM Financial Automobile Leasing Trust 2017-1
Trust			2.48%, 08/20/2020	3,500	3,493
3.70%, 09/01/2031	2,235	2,175	2.74%, 08/20/2020	3,600	3,599
United Airlines 2018-1 Class AA Pass Through			GM Financial Automobile Leasing Trust 2017-3
Trust			2.73%, 01/21/2020	153	153
3.50%, 09/01/2031	1,474	1,463	1.00 x 1 Month USD LIBOR + 0.24%
US Airways 2001-1G Pass Through Trust			GM Financial Automobile Leasing Trust 2018-2
7.08%, 09/20/2022	48	51	2.71%, 07/20/2020	3,601	3,602
US Airways 2013-1 Class A Pass Through Trust			1.00 x 1 Month USD LIBOR + 0.22%
3.95%, 05/15/2027	1,038	1,057	GM Financial Automobile Leasing Trust 2019-2
		$26,526	3.12%, 03/20/2023(c),(h)	2,725	2,725
Apparel - 0.01%			GM Financial Consumer Automobile Receivables
Hanesbrands Inc			Trust 2018-2
4.88%, 05/15/2026(g)	35	35	3.31%, 12/18/2023	2,250	2,262
Under Armour Inc			Hertz Fleet Lease Funding LP
3.25%, 06/15/2026	15	14	2.98%, 05/10/2032(g)	5,500	5,504
William Carter Co/The			1.00 x 1 Month USD LIBOR + 0.50%
5.63%, 03/15/2027(g)	300	310	3.13%, 04/10/2031(g)	6,180	6,188
		$359	1.00 x 1 Month USD LIBOR + 0.65%
Automobile Asset Backed Securities - 4.64%			Hyundai Auto Lease Securitization Trust 2017-C
AmeriCredit Automobile Receivables 2015-4			2.64%, 03/16/2020(g)	2,172	2,172
2.11%, 01/08/2021	179	178	1.00 x 1 Month USD LIBOR + 0.17%
2.88%, 07/08/2021	1,950	1,951	Santander Drive Auto Receivables Trust 2016-2
AmeriCredit Automobile Receivables 2016-1			2.66%, 11/15/2021	2,702	2,701
2.89%, 01/10/2022	5,700	5,703	Santander Drive Auto Receivables Trust 2017-1
Americredit Automobile Receivables Trust 2016-4			2.58%, 05/16/2022	5,775	5,766
2.41%, 07/08/2022	7,000	6,975	Santander Drive Auto Receivables Trust 2018-2
AmeriCredit Automobile Receivables Trust			2.72%, 10/15/2020	556	556
2017-1			1.00 x 1 Month USD LIBOR + 0.25%
2.71%, 08/18/2022	3,000	3,000	3.35%, 07/17/2023	2,000	2,011
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2018-3
2017-4			2.74%, 03/15/2021	4,537	4,538
2.66%, 05/18/2021	1,672	1,672	1.00 x 1 Month USD LIBOR + 0.27%
1.00 x 1 Month USD LIBOR + 0.18%			Santander Drive Auto Receivables Trust 2018-5
Americredit Automobile Receivables Trust 2018-2			2.70%, 07/15/2021	14,442	14,444
2.86%, 11/18/2021	5,878	5,884	1.00 x 1 Month USD LIBOR + 0.23%
Capital Auto Receivables Asset Trust 2018-2			Santander Drive Auto Receivables Trust 2019-1
3.02%, 02/22/2021(g)	1,325	1,327	2.74%, 01/18/2022	6,525	6,527
CarMax Auto Owner Trust			1.00 x 1 Month USD LIBOR + 0.27%
2.67%, 10/15/2021	7,126	7,123	3.42%, 04/15/2025	4,000	4,036
1.00 x 1 Month USD LIBOR + 0.20%			Santander Retail Auto Lease Trust 2017-A
CarMax Auto Owner Trust 2017-1			2.68%, 01/20/2022(g)	2,625	2,620
1.98%, 11/15/2021	142	142	2.76%, 03/20/2020(g)	1,923	1,923
Carmax Auto Owner Trust 2018-4			1.00 x 1 Month USD LIBOR + 0.27%
2.67%, 02/15/2022	5,100	5,100	Tesla Auto Lease Trust 2018-A
1.00 x 1 Month USD LIBOR + 0.20%			2.97%, 04/20/2020(g)	500	500
Chesapeake Funding II LLC			3.30%, 05/20/2020(g)	563	563
3.62%, 03/15/2028(g)	997	998	Tesla Auto Lease Trust 2018-B
1.00 x 1 Month USD LIBOR + 1.15%			3.71%, 08/20/2021(g)	2,260	2,284
Drive Auto Receivables Trust			4.12%, 10/20/2021(g)	3,000	3,032
3.00%, 11/15/2021	1,617	1,618	World Omni Auto Receivables Trust 2019-A
Drive Auto Receivables Trust 2018-5			3.02%, 04/15/2022	7,000	7,027
2.79%, 07/15/2021	6,394	6,396			$144,899
1.00 x 1 Month USD LIBOR + 0.32%

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities - 0.73%				Banks (continued)
Ford Credit Floorplan Master Owner Trust A				Bank of America Corp
3.04%, 01/15/2022		$5,400	$5,414	3.46%, 03/15/2025(k)		$3,960	$4,000
1.00 x 1 Month USD LIBOR + 0.57%				3 Month USD LIBOR + 0.97%
GMF Floorplan Owner Revolving Trust				3.50%, 05/17/2022(k)		1,300	1,315
1.96%, 05/17/2021(g)		250	250	3 Month USD LIBOR + 0.63%
2.79%, 09/15/2022(g)		17,000	17,014	3.97%, 02/07/2030(k)		4,815	4,919
1.00 x 1 Month USD LIBOR + 0.32%				3 Month USD LIBOR + 1.21%
			$22,678	4.10%, 07/24/2023		1,975	2,065
Automobile Manufacturers - 0.79%				4.20%, 08/26/2024		6,800	7,055
BCD Acquisition Inc				4.27%, 07/23/2029(k)		2,330	2,435
9.63%, 09/15/2023(g)		90	96	3 Month USD LIBOR + 1.31%
Daimler Finance North America LLC				Barclays PLC
2.25%, 03/02/2020(g)		2,940	2,925	3.25%, 01/17/2033	GBP	150	186
2.70%, 08/03/2020(g)		5,470	5,456	4.84%, 05/09/2028		$910	912
2.85%, 01/06/2022(g)		2,025	2,020	7.75%, 12/31/2049(f),(k)		380	393
Ford Motor Credit Co LLC				USD Swap Semi-Annual 5 Year + 4.84%
2.60%, 11/04/2019		1,275	1,274	BDO Unibank Inc
3.34%, 03/28/2022		1,725	1,706	2.95%, 03/06/2023		415	408
General Motors Co				BPCE SA
6.25%, 10/02/2043		1,020	1,075	2.50%, 07/15/2019		5,495	5,492
6.60%, 04/01/2036		1,820	1,993	5.25%, 04/16/2029	GBP	200	306
General Motors Financial Co Inc				CIT Group Inc
3.59%, 01/05/2023		5,485	5,390	4.13%, 03/09/2021		$385	390
3 Month USD LIBOR + 0.99%				5.25%, 03/07/2025		185	197
3.85%, 01/05/2028		1,055	1,008	5.80%, 12/31/2049(f),(k)		1,225	1,230
3.95%, 04/13/2024		150	152	3 Month USD LIBOR + 3.97%
Navistar International Corp				6.13%, 03/09/2028		825	919
6.63%, 11/01/2025(g)		1,443	1,470	Citigroup Inc
Tesla Inc				1.50%, 07/24/2026(k)	EUR	500	580
5.30%, 08/15/2025(g)		80	68	3 Month Euro Interbank Offered Rate +
Toyota Motor Credit Corp				1.07%
2.95%, 04/13/2021		150	151	3.52%, 10/27/2028(k)		$3,630	3,583
			$24,784	3 Month USD LIBOR + 1.15%
Automobile Parts & Equipment - 0.05%				4.13%, 07/25/2028		2,045	2,077
American Axle & Manufacturing Inc				4.65%, 07/23/2048		2,260	2,438
6.25%, 04/01/2025		130	131	Cooperatieve Rabobank UA
Dana Inc				4.63%, 05/23/2029	GBP	250	369
5.50%, 12/15/2024		115	116	4.75%, 01/15/2020(g)		$5,966	6,051
Goodyear Tire & Rubber Co/The				5.50%, 12/31/2049(f),(k)	EUR	425	499
5.13%, 11/15/2023		135	137	EUR Swap Annual (VS 6 Month) 5 Year
IHO Verwaltungs GmbH				+ 5.25%
4.75%, PIK 5.50%, 09/15/2026(g),(i),(j)		5	5	Credit Suisse AG
Panther BF Aggregator 2 LP / Panther Finance				5.75%, 09/18/2025(k)		450	540
Co Inc				EUR Swap Annual (VS 6 Month) 5 Year
6.25%, 05/15/2026(g)		290	302	+ 4.00%
Schaeffler Finance BV				Credit Suisse Group AG
4.75%, 05/15/2023(g)		445	450	2.13%, 09/12/2025(k)	GBP	150	191
Titan International Inc				GBP Swap SA (VS 6 Month) 1 Year +
6.50%, 11/30/2023		60	58	1.23%
Weichai International Hong Kong Energy Group				DBS Group Holdings Ltd
Co Ltd				4.52%, 12/11/2028(g),(k)		$4,155	4,313
3.75%, 12/31/2049(f),(k)		390	376	USD Swap Rate NY 5 Year + 1.59%
US Treasury Yield Curve Rate T Note				Deutsche Bank AG
Constant Maturity 5 Year + 6.08%				4.50%, 04/01/2025		400	374
			$1,575	Discover Bank
Banks - 6.74%				3.10%, 06/04/2020		450	451
AKCB Finance Ltd				First Republic Bank/CA
4.75%, 10/09/2023		450	465	4.38%, 08/01/2046		950	915
Banco General SA				4.63%, 02/13/2047		5,100	5,118
4.13%, 08/07/2027(g)		350	346	Goldman Sachs Group Inc/The
Banco Santander SA				1.38%, 05/15/2024	EUR	500	576
2.50%, 03/18/2025	EUR	100	118	2.91%, 06/05/2023(k)		$140	139
5.48%, 12/31/2049(f),(k)		600	672	3 Month USD LIBOR + 1.05%
EUR Swap Annual (VS 6 Month) 5 Year				3.63%, 02/20/2024		4,785	4,870
+ 5.41%				3.85%, 01/26/2027		5,463	5,504
				4.25%, 01/29/2026	GBP	200	286
				5.75%, 01/24/2022		$8,865	9,508
				6.75%, 10/01/2037		2,865	3,536

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)				Banks (continued)
HBOS PLC				State Street Corp
4.50%, 03/18/2030(k)	EUR	500	$637	4.14%, 12/03/2029(k)		$3,875	$4,147
3 Month Euro Interbank Offered Rate +				3 Month USD LIBOR + 1.03%
1.37%				SunTrust Bank/Atlanta GA
HSBC Holdings PLC				4.05%, 11/03/2025		1,835	1,930
3.80%, 03/11/2025(k)		$3,200	3,260	Svenska Handelsbanken AB
3 Month USD LIBOR + 1.21%				3.90%, 11/20/2023		3,875	4,033
4.25%, 03/14/2024		400	412	Synchrony Bank
Industrial & Commercial Bank of China Ltd				3.00%, 06/15/2022		4,525	4,493
4.88%, 09/21/2025		200	211	Toronto-Dominion Bank/The
Intesa Sanpaolo SpA				4.86%, 03/04/2031(k)	CAD	275	227
3.93%, 09/15/2026	EUR	300	354	Canada Bankers Acceptances 3 Month +
JPMorgan Chase & Co				3.49%
3.21%, 04/01/2023(k)		$3,970	3,996	Turkiye Halk Bankasi AS
3 Month USD LIBOR + 0.70%				5.00%, 07/13/2021		$350	311
3.70%, 05/06/2030(h),(k)		3,075	3,082	Turkiye Is Bankasi AS
3 Month USD LIBOR + 1.16%				5.50%, 04/21/2022		200	183
3.96%, 11/15/2048(k)		1,055	1,029	Turkiye Vakiflar Bankasi TAO
3 Month USD LIBOR + 1.38%				5.50%, 10/27/2021		200	188
4.35%, 08/15/2021		685	709	UBS AG
4.62%, 12/31/2049(f),(k)		825	782	4.75%, 02/12/2026(k)	EUR	250	300
3 Month USD LIBOR + 2.58%				EUR Swap Annual (VS 6 Month) 5 Year
4.95%, 06/01/2045		1,130	1,257	+ 3.40%
5.00%, 12/31/2049(f),(k)		40	40	UBS AG/London
3 Month USD LIBOR + 3.32%				4.50%, 06/26/2048(g)		$1,450	1,614
5.50%, 10/15/2040		2,995	3,587	UBS AG/Stamford CT
JPMorgan Chase Bank NA				2.35%, 03/26/2020		5,135	5,121
2.60%, 02/01/2021(k)		470	469	UBS Group Funding Switzerland AG
3 Month USD LIBOR + 0.28%				5.75%, 12/31/2049(f),(k)	EUR	675	835
KeyBank NA/Cleveland OH				EUR Swap Annual (VS 6 Month) 5 Year
3.30%, 02/01/2022		2,250	2,284	+ 5.29%
Morgan Stanley				6.87%, 12/31/2049(f),(k)		$4,365	4,506
4.43%, 01/23/2030(k)		2,380	2,519	USD Swap Rate NY 5 Year + 5.50%
3 Month USD LIBOR + 1.63%				US Bancorp
5.00%, 11/24/2025		3,395	3,670	3.38%, 02/05/2024		1,860	1,911
5.55%, 12/31/2049(f),(k)		1,651	1,687	Wells Fargo & Co
3 Month USD LIBOR + 3.81%				3.75%, 01/24/2024		5,410	5,567
5.75%, 01/25/2021		3,035	3,180	4.15%, 01/24/2029		4,455	4,633
6.38%, 07/24/2042		1,790	2,342	4.40%, 06/14/2046		1,565	1,572
MUFG Union Bank NA				Zions Bancorp NA
3.15%, 04/01/2022		3,000	3,028	3.50%, 08/27/2021		5,982	6,054
Popular Inc							$210,778
6.13%, 09/14/2023		295	307	Beverages - 0.70%
Royal Bank of Canada				Anheuser-Busch Cos LLC / Anheuser-Busch
3.70%, 10/05/2023		5,945	6,142	InBev Worldwide Inc
Royal Bank of Scotland Group PLC				3.65%, 02/01/2026(g)		1,280	1,284
2.87%, 09/19/2026(k)	GBP	200	261	4.90%, 02/01/2046(g)		3,505	3,556
GBP Swap SA (VS 6 Month) 1 Year +				Anheuser-Busch InBev SA/NV
1.49%				2.75%, 03/17/2036	EUR	500	624
4.27%, 03/22/2025(k)		$4,650	4,741	2.85%, 05/25/2037	GBP	200	252
3 Month USD LIBOR + 1.76%				Anheuser-Busch InBev Worldwide Inc
5.13%, 05/28/2024		7,254	7,540	4.38%, 04/15/2038		$1,605	1,564
7.50%, 12/31/2049(f),(k)		6,291	6,472	4.75%, 04/15/2058		800	784
USD Swap Semi-Annual 5 Year + 5.80%				5.45%, 01/23/2039		2,360	2,573
Santander UK Group Holdings PLC				5.55%, 01/23/2049		3,070	3,410
7.38%, 12/31/2049(f),(k)	GBP	200	277	Central American Bottling Corp
GBP Swap SA (VS 6 Month) 5 Year +				5.75%, 01/31/2027		75	77
5.54%				Coca-Cola Co/The
Santander UK PLC				1.25%, 03/08/2031	EUR	400	459
5.00%, 11/07/2023(g)		$5,235	5,438	Constellation Brands Inc
Skandinaviska Enskilda Banken AB				3.88%, 11/15/2019		$320	321
2.50%, 05/28/2026(k)	EUR	250	289	4.40%, 11/15/2025		2,285	2,415
EUR Swap Annual (VS 6 Month) 5 Year				5.25%, 11/15/2048		1,085	1,182
+ 1.45%				Corp Lindley SA
2.63%, 03/15/2021		$250	249	6.75%, 11/23/2021(g)		14	15
5.75%, 12/31/2049(f),(k)		7,197	7,161	6.75%, 11/23/2021		14	15
USD Swap Semi-Annual 5 Year + 3.85%				Diageo Capital PLC
				3.50%, 09/18/2023		1,775	1,826

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Beverages (continued)				Chemicals (continued)
Keurig Dr Pepper Inc				SASOL Financing USA LLC
3.55%, 05/25/2021(g)		$1,385	$1,401	5.88%, 03/27/2024	$500	$531
Molson Coors Brewing Co						$20,224
1.25%, 07/15/2024	EUR	175	200	Commercial Mortgage Backed Securities - 5.18%
			$21,958	BANK 2017-BNK5
Biotechnology - 0.13%				3.39%, 06/15/2060	2,350	2,387
Amgen Inc				BANK 2017-BNK9
2.20%, 05/11/2020		$3,780	3,764	4.03%, 11/15/2054(i)	2,000	2,039
Celgene Corp				BENCHMARK 2018-B4
5.25%, 08/15/2043		115	124	4.12%, 07/15/2051	1,250	1,336
Gilead Sciences Inc				BENCHMARK 2018-B6 Mortgage Trust
1.85%, 09/20/2019		65	65	4.77%, 10/10/2051(i)	2,250	2,424
			$3,953	4.77%, 10/10/2051(i)	2,000	2,084
Building Materials - 0.07%				Benchmark 2018-B8 Mortgage Trust
BMC East LLC				4.53%, 01/15/2052(i)	2,000	2,168
5.50%, 10/01/2024(g)		545	546	CFCRE Commercial Mortgage Trust 2011-C2
CEMEX Finance LLC				5.95%, 12/15/2047(g),(i)	1,125	1,193
6.00%, 04/01/2024		435	448	Citigroup Commercial Mortgage Trust
Cemex SAB de CV				2015-GC29
6.13%, 05/05/2025(g)		525	548	4.28%, 04/10/2048(i)	2,000	2,019
Johnson Controls International plc				Citigroup Commercial Mortgage Trust
1.00%, 09/15/2023	EUR	400	456	2015-GC35
Masco Corp				3.82%, 11/10/2048	1,000	1,044
3.50%, 04/01/2021		$50	50	Citigroup Commercial Mortgage Trust
Standard Industries Inc/NJ				2016-GC37
6.00%, 10/15/2025(g)		150	157	3.58%, 04/10/2049	1,750	1,778
			$2,205	Citigroup Commercial Mortgage Trust 2017-C4
Chemicals - 0.65%				1.26%, 10/12/2050(i),(l)	12,892	872
Aruba Investments Inc				COMM 2012-CCRE5 Mortgage Trust
8.75%, 02/15/2023(g)		1,310	1,317	3.22%, 12/10/2045(g)	2,000	2,023
Ashland LLC				COMM 2013-CCRE11 Mortgage Trust
4.75%, 08/15/2022		60	61	1.10%, 08/10/2050(i),(l)	51,860	1,857
Blue Cube Spinco LLC				4.72%, 08/10/2050(i)	5,000	5,325
9.75%, 10/15/2023		410	458	COMM 2013-CCRE6 Mortgage Trust
Braskem Finance Ltd				4.22%, 03/10/2046(g),(i)	500	493
6.45%, 02/03/2024		1,675	1,827	COMM 2013-CCRE8 Mortgage Trust
CF Industries Inc				4.09%, 06/10/2046(g),(i)	3,000	3,080
7.13%, 05/01/2020		243	252	COMM 2014-CCRE16 Mortgage Trust
CNAC HK Finbridge Co Ltd				4.05%, 04/10/2047	600	629
4.63%, 03/14/2023		350	362	COMM 2014-CCRE17 Mortgage Trust
Consolidated Energy Finance SA				4.92%, 05/10/2047(i)	2,400	2,489
6.36%, 06/15/2022(g)		250	249	COMM 2014-LC17 Mortgage Trust
3 Month USD LIBOR + 3.75%				4.49%, 10/10/2047(i)	5,000	5,220
6.50%, 05/15/2026(g)		1,060	1,081	COMM 2014-UBS5 Mortgage Trust
6.88%, 06/15/2025(g)		2,430	2,503	1.16%, 09/10/2047(i),(l)	67,634	1,972
Dow Chemical Co/The				COMM 2015-CCRE22 Mortgage Trust
5.55%, 11/30/2048(g)		595	678	4.26%, 03/10/2048(i)	1,611	1,653
DowDuPont Inc				COMM 2015-LC19 Mortgage Trust
5.32%, 11/15/2038		2,105	2,382	3.83%, 02/10/2048(i)	1,075	1,091
5.42%, 11/15/2048		1,465	1,691	COMM 2015-LC23 Mortgage Trust
Equate Petrochemical BV				3.77%, 10/10/2048	2,000	2,085
3.00%, 03/03/2022(g)		925	915	COMM 2015-PC1 Mortgage Trust
3.00%, 03/03/2022		375	371	4.29%, 07/10/2050(i)	2,000	2,116
Eurochem Finance DAC				COMM 2018-COR3 Mortgage Trust
5.50%, 03/13/2024(g)		1,675	1,697	4.23%, 05/10/2051	5,000	5,351
Israel Chemicals Ltd				Credit Suisse Commercial Mortgage Trust Series
6.38%, 05/31/2038(g)		100	109	2006-C5
Mexichem SAB de CV				1.09%, 12/15/2039(i),(l)	662	1
5.88%, 09/17/2044		700	702	CSAIL 2018-CX11 Commercial Mortgage Trust
NOVA Chemicals Corp				4.03%, 04/15/2051(i)	1,000	1,056
5.25%, 08/01/2023(g)		385	388	DBUBS 2011-LC2 Mortgage Trust
5.25%, 06/01/2027(g)		870	855	5.71%, 07/10/2044(g),(i)	5,000	5,199
Olin Corp				GS Mortgage Securities Trust 2011-GC5
5.13%, 09/15/2027		270	274	1.50%, 08/10/2044(g),(i),(l)	89,541	2,066
Petkim Petrokimya Holding AS				GS Mortgage Securities Trust 2012-GCJ7
5.88%, 01/26/2023		200	184	2.36%, 05/10/2045(i),(l)	12,002	476
SABIC Capital II BV
4.00%, 10/10/2023(g)		1,300	1,337

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2019 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
GS Mortgage Securities Trust 2013-GC16			Morgan Stanley Bank of America Merrill Lynch
1.22%, 11/10/2046(i),(l)	$20,543	$818	Trust 2014-C15
5.49%, 11/10/2046(i)	800	864	1.14%, 04/15/2047(i),(l)	$44,514	$1,731
GS Mortgage Securities Trust 2013-GCJ12			4.05%, 04/15/2047	3,000	3,153
3.78%, 06/10/2046(i)	555	562	Morgan Stanley Bank of America Merrill Lynch
GS Mortgage Securities Trust 2014-GC26			Trust 2014-C16
1.16%, 11/10/2047(i),(l)	46,287	1,999	1.25%, 06/15/2047(i),(l)	22,969	823
GS Mortgage Securities Trust 2015-GC34			4.92%, 06/15/2047(i)	4,250	4,211
3.51%, 10/10/2048	1,482	1,520	Morgan Stanley Bank of America Merrill Lynch
GS Mortgage Securities Trust 2015-GS1			Trust 2014-C18
3.73%, 11/10/2048	3,000	3,104	4.58%, 10/15/2047(i)	3,864	4,032
JP Morgan Chase Commercial Mortgage			Morgan Stanley Bank of America Merrill Lynch
Securities Trust 2010-C1			Trust 2015-C20
5.95%, 06/15/2043(g)	2,585	2,621	3.61%, 02/15/2048	2,000	2,047
JP Morgan Chase Commercial Mortgage			4.16%, 02/15/2048	1,975	2,029
Securities Trust 2011-C5			Morgan Stanley Bank of America Merrill Lynch
5.55%, 08/15/2046(g),(i)	800	832	Trust 2015-C26
JP Morgan Chase Commercial Mortgage			3.89%, 10/15/2048(i)	3,000	3,086
Securities Trust 2012-LC9			Morgan Stanley Bank of America Merrill Lynch
1.66%, 12/15/2047(i),(l)	13,531	534	Trust 2016-C30
JP Morgan Chase Commercial Mortgage			3.18%, 09/15/2049	1,571	1,537
Securities Trust 2013-C16			Morgan Stanley Capital I 2017-HR2
1.11%, 12/15/2046(i),(l)	8,838	315	3.59%, 12/15/2050	1,000	1,027
JP Morgan Chase Commercial Mortgage			Morgan Stanley Capital I Trust 2016-UBS9
Securities Trust 2016-JP4			3.59%, 03/15/2049	1,500	1,543
3.65%, 12/15/2049(i)	1,600	1,651	MSBAM Commercial Mortgage Securities Trust
JPMBB Commercial Mortgage Securities Trust			2012-CKSV
2013-C15			1.22%, 10/15/2030(g),(i),(l)	22,108	670
1.25%, 11/15/2045(i),(l)	23,429	940	UBS Commercial Mortgage Trust 2012-C1
JPMBB Commercial Mortgage Securities Trust			3.40%, 05/10/2045	486	494
2014-C18			UBS-Barclays Commercial Mortgage Trust
4.98%, 02/15/2047(i)	1,000	1,061	2012-C3
4.98%, 02/15/2047(i)	2,700	2,808	3.09%, 08/10/2049	1,210	1,222
JPMBB Commercial Mortgage Securities Trust			5.20%, 08/10/2049(g),(i)	1,500	1,553
2014-C19			UBS-Barclays Commercial Mortgage Trust
1.14%, 04/15/2047(i),(l)	25,015	603	2012-C4
JPMBB Commercial Mortgage Securities Trust			1.78%, 12/10/2045(g),(i),(l)	19,855	917
2014-C24			3.32%, 12/10/2045(g)	2,300	2,318
1.11%, 11/15/2047(i),(l)	8,756	290	UBS-Barclays Commercial Mortgage Trust
4.04%, 11/15/2047(g),(i)	1,000	912	2013-C5
4.54%, 11/15/2047(i)	4,350	4,447	4.21%, 03/10/2046(g),(i)	1,090	1,024
JPMBB Commercial Mortgage Securities Trust			Wells Fargo Commercial Mortgage Trust
2015-C28			2015-NXS1
3.99%, 10/15/2048	7,000	7,133	3.66%, 05/15/2048(i)	2,665	2,676
JPMBB Commercial Mortgage Securities Trust			Wells Fargo Commercial Mortgage Trust
2015-C31			2015-NXS3
1.09%, 08/15/2048(i),(l)	41,213	1,738	4.64%, 09/15/2057(i)	1,400	1,470
JPMCC Commercial Mortgage Securities Trust			Wells Fargo Commercial Mortgage Trust
2017-JP7			2016-C36
3.80%, 09/15/2050(i)	2,500	2,439	3.07%, 11/15/2059	750	744
JPMCC Commercial Mortgage Securities Trust			Wells Fargo Commercial Mortgage Trust
2019-COR4			2017-C38
4.03%, 03/10/2052	4,500	4,763	3.45%, 07/15/2050	3,000	3,049
LB-UBS Commercial Mortgage Trust 2005-C3			Wells Fargo Commercial Mortgage Trust
1.00%, 07/15/2040(g),(i),(l)	2,372	4	2018-C44
LB-UBS Commercial Mortgage Trust 2007-C1			4.21%, 05/15/2051	2,500	2,680
0.35%, 02/15/2040(i),(l)	268	—	WFRBS Commercial Mortgage Trust 2013-C12
LB-UBS Commercial Mortgage Trust 2007-C6			1.41%, 03/15/2048(g),(i),(l)	44,681	1,714
6.11%, 07/15/2040(i)	89	89	WFRBS Commercial Mortgage Trust 2014-C22
Morgan Stanley Bank of America Merrill Lynch			4.07%, 09/15/2057(i)	5,000	5,211
Trust 2013-C11			4.37%, 09/15/2057(i)	2,000	2,078
0.44%, 08/15/2046(i),(l)	20,829	257	WFRBS Commercial Mortgage Trust 2014-C23
Morgan Stanley Bank of America Merrill Lynch			0.74%, 10/15/2057(i),(l)	51,395	1,301
Trust 2013-C9					$161,979
3.46%, 05/15/2046	1,781	1,809	Commercial Services - 0.28%
			Ahern Rentals Inc
			7.38%, 05/15/2023(g)	1,360	1,210

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Services (continued)				Consumer Products (continued)
Avis Budget Car Rental LLC / Avis Budget				Spectrum Brands Inc
Finance Inc				5.75%, 07/15/2025		$170	$174
5.50%, 04/01/2023		$45	$46	6.63%, 11/15/2022		187	191
China Merchants Finance Co Ltd							$783
4.75%, 08/03/2025		290	304	Cosmetics & Personal Care - 0.00%
DP World PLC				Avon International Operations Inc
6.85%, 07/02/2037		540	657	7.88%, 08/15/2022(g)		80	83
Garda World Security Corp				Credit Card Asset Backed Securities - 0.70%
8.75%, 05/15/2025(g)		945	891	Capital One Multi-Asset Execution Trust
Garda World Security Corp/Old				2.98%, 09/16/2024		510	514
7.25%, 11/15/2021(g)		220	220	1.00 x 1 Month USD LIBOR + 0.51%
Hertz Corp/The				3.10%, 02/15/2024		1,900	1,915
7.63%, 06/01/2022(g)		70	72	1.00 x 1 Month USD LIBOR + 0.63%
Jaguar Holding Co II / Pharmaceutical Product				Chase Issuance Trust
Development LLC				1.58%, 08/15/2021		3,000	2,991
6.38%, 08/01/2023(g)		65	66	2.77%, 01/15/2022		4,500	4,507
Nielsen Finance LLC / Nielsen Finance Co				1.00 x 1 Month USD LIBOR + 0.30%
5.00%, 04/15/2022(g)		155	154	2.88%, 05/15/2021		2,100	2,100
Prime Security Services Borrower LLC / Prime				1.00 x 1 Month USD LIBOR + 0.41%
Finance Inc				Discover Card Execution Note Trust
9.25%, 05/15/2023(g)		34	36	1.88%, 02/15/2023		935	927
Refinitiv US Holdings Inc				First National Master Note Trust 2018-1
8.25%, 11/15/2026(g)		560	568	2.93%, 10/15/2024		9,000	9,002
Service Corp International/US				1.00 x 1 Month USD LIBOR + 0.46%
5.38%, 05/15/2024		205	210				$21,956
8.00%, 11/15/2021		225	245	Distribution & Wholesale - 0.16%
Star Merger Sub Inc				American Builders & Contractors Supply Co Inc
10.25%, 02/15/2027(g)		110	115	5.75%, 12/15/2023(g)		885	917
TMS International Corp				5.88%, 05/15/2026(g)		470	484
7.25%, 08/15/2025(g)		1,530	1,499	Ferguson Finance PLC
United Rentals North America Inc				4.50%, 10/24/2028(g)		3,360	3,411
4.63%, 10/15/2025		910	903	H&E Equipment Services Inc
4.88%, 01/15/2028		310	308	5.63%, 09/01/2025		130	132
5.88%, 09/15/2026		700	732				$4,944
6.50%, 12/15/2026		340	364
			$8,600	Diversified Financial Services - 1.49%
				AerCap Ireland Capital DAC / AerCap Global
Computers - 1.18%				Aviation Trust
Apple Inc				4.63%, 10/30/2020		265	271
0.88%, 05/24/2025	EUR	420	489	Aircastle Ltd
2.75%, 01/13/2025		$2,275	2,264	5.13%, 03/15/2021		220	227
2.85%, 05/11/2024		5,745	5,760	Ally Financial Inc
3.00%, 02/09/2024		4,950	4,997	4.25%, 04/15/2021		305	309
3.05%, 07/31/2029	GBP	125	180	5.75%, 11/20/2025		1,665	1,804
3.35%, 02/09/2027		$6,795	6,920	8.00%, 11/01/2031		220	282
4.25%, 02/09/2047		65	69	Avation Capital SA
4.65%, 02/23/2046		1,390	1,544	6.50%, 05/15/2021(g)		200	200
Dell Inc				BlackRock Inc
4.63%, 04/01/2021		460	467	3.25%, 04/30/2029		4,880	4,898
Dell International LLC / EMC Corp				Blackstone Holdings Finance Co LLC
4.00%, 07/15/2024(g)		350	354	2.00%, 05/19/2025	EUR	250	297
4.90%, 10/01/2026(g)		4,600	4,712	Brookfield Finance Inc
5.30%, 10/01/2029(g)		390	402	3.90%, 01/25/2028		$2,895	2,837
5.88%, 06/15/2021(g)		365	372	4.00%, 04/01/2024		8,468	8,694
7.13%, 06/15/2024(g)		3,664	3,876	4.70%, 09/20/2047		4,870	4,736
8.35%, 07/15/2046(g)		3,210	3,951	4.85%, 03/29/2029		1,110	1,167
EMC Corp				Credit Acceptance Corp
2.65%, 06/01/2020		155	154	6.13%, 02/15/2021		950	951
West Corp				6.63%, 03/15/2026(g)		2,120	2,231
8.50%, 10/15/2025(g)		300	264	7.38%, 03/15/2023		1,505	1,560
Western Digital Corp				Credito Real SAB de CV SOFOM ER
4.75%, 02/15/2026		100	97	7.25%, 07/20/2023		250	259
			$36,872	Doric Nimrod Air Finance Alpha Ltd 2012-1
Consumer Products - 0.03%				Class B Pass Through Trust
Prestige Brands Inc				6.50%, 05/30/2021(g)		179	182
5.38%, 12/15/2021(g)		415	418	E*TRADE Financial Corp
				5.30%, 12/31/2049(f),(k)		1,940	1,889
				3 Month USD LIBOR + 3.16%

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Diversified Financial Services (continued)				Electric (continued)
GE Capital International Funding Co Unlimited				Enel Chile SA
Co				4.88%, 06/12/2028	$960	$1,017
2.34%, 11/15/2020		$200	$198	Exelon Corp
4.42%, 11/15/2035		2,045	1,915	3.50%, 06/01/2022	2,865	2,905
GE Capital UK Funding Unlimited Co				5.10%, 06/15/2045	60	68
4.13%, 09/13/2023	GBP	120	167	Fortis Inc/Canada
ILFC E-Capital Trust II				2.10%, 10/04/2021	100	98
4.85%, 12/21/2065(g),(i)		$155	119	3.06%, 10/04/2026	1,124	1,080
Nasdaq Inc				Georgia Power Co
1.75%, 03/28/2029	EUR	600	687	4.30%, 03/15/2043	1,080	1,067
National Rural Utilities Cooperative Finance Corp				Indiantown Cogeneration LP
2.40%, 04/25/2022		$145	144	9.77%, 12/15/2020	266	275
4.75%, 04/30/2043(k)		855	838	Louisville Gas & Electric Co
3 Month USD LIBOR + 2.91%				4.25%, 04/01/2049	1,105	1,163
Navient Corp				Mexico Generadora de Energia S de rl
6.13%, 03/25/2024		1,395	1,427	5.50%, 12/06/2032	336	345
6.63%, 07/26/2021		625	655	MidAmerican Energy Co
6.75%, 06/15/2026		1,110	1,118	4.25%, 07/15/2049	550	587
Nuveen LLC				NextEra Energy Capital Holdings Inc
4.00%, 11/01/2028(g)		3,550	3,777	3.50%, 04/01/2029	3,200	3,201
Quicken Loans Inc				NRG Energy Inc
5.75%, 05/01/2025(g)		120	122	6.25%, 05/01/2024	1,145	1,182
Springleaf Finance Corp				6.63%, 01/15/2027	260	278
5.63%, 03/15/2023		480	499	7.25%, 05/15/2026	620	675
6.88%, 03/15/2025		1,740	1,866	Oncor Electric Delivery Co LLC
8.25%, 12/15/2020		145	156	2.15%, 06/01/2019	190	190
Vantiv LLC / Vantiv Issuer Corp				5.25%, 09/30/2040	40	47
4.38%, 11/15/2025(g)		235	241	PacifiCorp
			$46,723	3.50%, 06/15/2029	3,525	3,598
Electric - 2.60%				3.85%, 06/15/2021	50	51
Abu Dhabi National Energy Co PJSC				Pampa Energia SA
4.38%, 06/22/2026(g)		675	696	7.38%, 07/21/2023	250	224
Alabama Power Co				PPL Electric Utilities Corp
3.85%, 12/01/2042		30	29	3.95%, 06/01/2047	40	40
Calpine Corp				4.75%, 07/15/2043	1,375	1,527
5.75%, 01/15/2025		95	94	PPL WEM Ltd / Western Power Distribution Ltd
CMS Energy Corp				5.38%, 05/01/2021(g)	5,425	5,600
3.00%, 05/15/2026		1,725	1,678	Public Service Co of Colorado
4.70%, 03/31/2043		910	940	4.05%, 09/15/2049	1,305	1,351
4.88%, 03/01/2044		1,835	2,013	Public Service Electric & Gas Co
Commonwealth Edison Co				3.65%, 09/01/2042	20	19
3.80%, 10/01/2042		905	884	Southern California Edison Co
4.00%, 03/01/2049		2,155	2,185	4.13%, 03/01/2048	1,215	1,149
Consolidated Edison Co of New York Inc				4.20%, 03/01/2029	3,000	3,092
4.63%, 12/01/2054		1,940	2,061	4.88%, 03/01/2049	2,175	2,307
4.65%, 12/01/2048		120	133	Southern Co/The
Dominion Energy Inc				2.95%, 07/01/2023	1,010	1,009
2.58%, 07/01/2020		10,740	10,695	4.25%, 07/01/2036	60	60
3.90%, 10/01/2025		1,670	1,737	5.50%, 03/15/2057(k)	730	745
4.25%, 06/01/2028		3,490	3,664	3 Month USD LIBOR + 3.63%
DTE Electric Co				State Grid Overseas Investment 2016 Ltd
3.95%, 03/01/2049		1,665	1,702	3.50%, 05/04/2027	1,600	1,595
DTE Energy Co				Tucson Electric Power Co
6.38%, 04/15/2033		921	1,148	4.85%, 12/01/2048	710	782
Duke Energy Florida LLC				Virginia Electric & Power Co
3.80%, 07/15/2028		3,230	3,373	3.80%, 04/01/2028	1,875	1,947
Duke Energy Ohio Inc				4.45%, 02/15/2044	60	64
3.65%, 02/01/2029		375	388	4.60%, 12/01/2048	1,020	1,119
Electricite de France SA				4.65%, 08/15/2043	70	76
2.35%, 10/13/2020(g)		155	154	Vistra Energy Corp
5.63%, 12/31/2049(f),(g),(k)		2,940	2,969	7.38%, 11/01/2022	130	134
USD Swap Semi-Annual 10 Year + 3.04%				8.13%, 01/30/2026(g)	200	218
6.00%, 12/29/2049(f),(k)	GBP	100	137	Vistra Operations Co LLC
GBP Swap SA (VS 6 Month) 13 Year +				5.50%, 09/01/2026(g)	865	891
3.96%				5.63%, 02/15/2027(g)	760	780
Elwood Energy LLC				WEC Energy Group Inc
8.16%, 07/05/2026		$490	532	3.10%, 03/08/2022	1,475	1,486

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)				Environmental Control - 0.11%
Western Power Distribution West Midlands PLC				Clean Harbors Inc
5.75%, 04/16/2032	GBP	100	$173	5.13%, 06/01/2021		$320	$320
			$81,427	Covanta Holding Corp
Electrical Components & Equipment - 0.03%				6.00%, 01/01/2027		125	127
Energizer Holdings Inc				GFL Environmental Inc
5.50%, 06/15/2025(g)		$580	586	7.00%, 06/01/2026(g)		125	122
6.38%, 07/15/2026(g)		334	345	Waste Connections Inc
			$931	4.25%, 12/01/2028		2,770	2,932
Electronics - 0.03%							$3,501
ADT Security Corp/The				Food - 1.02%
6.25%, 10/15/2021		205	216	Albertsons Cos LLC / Safeway Inc / New
Ingram Micro Inc				Albertsons LP / Albertson's LLC
5.45%, 12/15/2024		200	199	7.50%, 03/15/2026(g)		1,210	1,283
Sanmina Corp				Cencosud SA
4.38%, 06/01/2019(g)		155	155	4.38%, 07/17/2027(g)		345	329
Sensata Technologies BV				General Mills Inc
5.00%, 10/01/2025(g)		145	149	1.00%, 04/27/2023	EUR	500	577
Tech Data Corp				4.55%, 04/17/2038		$2,540	2,559
3.70%, 02/15/2022		80	80	Gruma SAB de CV
Tyco Electronics Group SA				4.88%, 12/01/2024(g)		1,175	1,237
7.13%, 10/01/2037		105	138	JBS Investments GmbH
			$937	7.25%, 04/03/2024(g)		350	363
Energy - Alternate Sources - 0.01%				JBS USA LUX SA / JBS USA Finance Inc
Rio Energy SA / UGEN SA / UENSA SA				5.75%, 06/15/2025(g)		1,290	1,319
6.88%, 02/01/2025		175	114	7.25%, 06/01/2021(g)		1,775	1,779
TerraForm Power Operating LLC				JBS USA LUX SA / JBS USA Food Co / JBS
5.00%, 01/31/2028(g)		125	123	USA Finance Inc
			$237	6.50%, 04/15/2029(g)		1,160	1,230
Engineering & Construction - 0.06%				Kraft Heinz Foods Co
Aeropuerto Internacional de Tocumen SA				2.80%, 07/02/2020		270	270
6.00%, 11/18/2048(g)		975	1,097	5.00%, 07/15/2035		1,470	1,462
Delhi International Airport Ltd				Lamb Weston Holdings Inc
6.13%, 10/31/2026		200	207	4.88%, 11/01/2026(g)		80	81
MasTec Inc				McCormick & Co Inc/MD
4.88%, 03/15/2023		120	121	3.15%, 08/15/2024		3,580	3,571
Zhaohai Investment BVI Ltd				3.40%, 08/15/2027		2,590	2,556
4.00%, 07/23/2020		415	405	Nestle Holdings Inc
			$1,830	3.35%, 09/24/2023(g)		3,215	3,295
				3.50%, 09/24/2025(g)		2,775	2,872
Entertainment - 0.30%				New Albertsons LP
AMC Entertainment Holdings Inc				7.45%, 08/01/2029		50	46
5.75%, 06/15/2025		50	48	Post Holdings Inc
Boyne USA Inc				5.00%, 08/15/2026(g)		2,275	2,266
7.25%, 05/01/2025(g)		1,015	1,101	5.75%, 03/01/2027(g)		15	15
Caesars Resort Collection LLC / CRC Finco Inc				TreeHouse Foods Inc
5.25%, 10/15/2025(g)		1,785	1,745	4.88%, 03/15/2022		340	343
CCM Merger Inc				Want Want China Finance Ltd
6.00%, 03/15/2022(g)		1,435	1,473	2.88%, 04/27/2022		1,700	1,678
Cedar Fair LP / Canada's Wonderland Co /				Wm Wrigley Jr Co
Magnum Management Corp / Millennium Op				3.38%, 10/21/2020(g)		2,745	2,772
5.38%, 04/15/2027		40	41				$31,903
Cinemark USA Inc
4.88%, 06/01/2023		50	51	Forest Products & Paper - 0.14%
Eldorado Resorts Inc				Domtar Corp
6.00%, 04/01/2025		10	10	6.25%, 09/01/2042		1,550	1,569
6.00%, 09/15/2026		890	923	Fibria Overseas Finance Ltd
7.00%, 08/01/2023		690	721	5.50%, 01/17/2027		80	84
Enterprise Development Authority/The				International Paper Co
12.00%, 07/15/2024(g)		1,130	1,158	4.35%, 08/15/2048		1,885	1,735
Lions Gate Capital Holdings LLC				Suzano Austria GmbH
5.88%, 11/01/2024(g)		1,000	1,020	6.00%, 01/15/2029(g)		875	936
6.38%, 02/01/2024(g)		745	780				$4,324
Scientific Games International Inc				Gas - 0.26%
8.25%, 03/15/2026(g)		100	104	AmeriGas Partners LP / AmeriGas Finance Corp
10.00%, 12/01/2022		161	169	5.50%, 05/20/2025		95	97
Six Flags Entertainment Corp				Boston Gas Co
4.88%, 07/31/2024(g)		90	90	3.15%, 08/01/2027(g)		125	123
			$9,434	Dominion Energy Gas Holdings LLC
				2.80%, 11/15/2020		3,640	3,644

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Gas (continued)				Healthcare - Services (continued)
NGL Energy Partners LP / NGL Energy Finance				Tenet Healthcare Corp
Corp				4.63%, 07/15/2024		$1,125	$1,128
7.50%, 04/15/2026(g)		$400	$413	6.00%, 10/01/2020		455	471
Southern Co Gas Capital Corp				UnitedHealth Group Inc
4.40%, 05/30/2047		2,245	2,237	3.88%, 12/15/2028		3,095	3,233
Talent Yield Investments Ltd				WellCare Health Plans Inc
4.50%, 04/25/2022(g)		1,500	1,540	5.25%, 04/01/2025		3,015	3,113
			$8,054				$19,160
Healthcare - Products - 0.83%				Home Builders - 0.18%
Abbott Laboratories				Beazer Homes USA Inc
2.90%, 11/30/2021		1,745	1,753	8.75%, 03/15/2022		65	68
3.75%, 11/30/2026		1,840	1,917	Century Communities Inc
4.75%, 11/30/2036		215	239	5.88%, 07/15/2025		2,010	1,995
4.90%, 11/30/2046		3,560	4,058	KB Home
Avantor Inc				7.00%, 12/15/2021		300	321
9.00%, 10/01/2025(g)		40	43	Lennar Corp
Becton Dickinson and Co				4.50%, 04/30/2024		61	62
1.40%, 05/24/2023	EUR	600	695	4.75%, 11/15/2022		50	51
3.02%, 05/24/2025	GBP	200	268	8.38%, 01/15/2021		65	70
3.36%, 06/06/2024		$2,065	2,070	LGI Homes Inc
3.64%, 06/06/2022		2,235	2,249	6.88%, 07/15/2026(g)		690	699
3 Month USD LIBOR + 1.03%				PulteGroup Inc
3.70%, 06/06/2027		3,265	3,251	5.50%, 03/01/2026		90	95
4.69%, 12/15/2044		1,705	1,746	Taylor Morrison Communities Inc / Taylor
Boston Scientific Corp				Morrison Holdings II Inc
4.00%, 03/01/2029		2,610	2,690	5.63%, 03/01/2024(g)		730	737
4.70%, 03/01/2049		2,095	2,203	Toll Brothers Finance Corp
Kinetic Concepts Inc / KCI USA Inc				4.88%, 03/15/2027		60	60
7.88%, 02/15/2021(g)		954	974	TRI Pointe Group Inc
Mallinckrodt International Finance SA /				4.88%, 07/01/2021		315	320
Mallinckrodt CB LLC				TRI Pointe Group Inc / TRI Pointe Homes Inc
5.75%, 08/01/2022(g)		95	88	5.88%, 06/15/2024		65	66
Medtronic Global Holdings SCA				Williams Scotsman International Inc
1.13%, 03/07/2027	EUR	240	277	7.88%, 12/15/2022(g)		985	1,032
Medtronic Inc							$5,576
3.50%, 03/15/2025		$240	247	Home Equity Asset Backed Securities - 0.03%
4.38%, 03/15/2035		990	1,066	First NLC Trust 2005-1
4.63%, 03/15/2045		187	210	2.67%, 05/25/2035		232	217
Ortho-Clinical Diagnostics Inc / Ortho-Clinical				1.00 x 1 Month USD LIBOR + 0.50%
Diagnostics SA				JP Morgan Mortgage Acquisition Trust
6.63%, 05/15/2022(g)		60	59	2006-CW2
			$26,103	2.63%, 08/25/2036		120	119
Healthcare - Services - 0.61%				1.00 x 1 Month USD LIBOR + 0.15%
Acadia Healthcare Co Inc				Saxon Asset Securities Trust 2004-1
5.63%, 02/15/2023		115	116	3.44%, 03/25/2035		275	149
AHP Health Partners Inc				1.00 x 1 Month USD LIBOR + 1.70%
9.75%, 07/15/2026(g)		1,675	1,815	Specialty Underwriting & Residential Finance
Centene Corp				Trust Series 2004-BC1
4.75%, 05/15/2022		300	306	3.24%, 02/25/2035		303	303
5.38%, 06/01/2026(g)		1,305	1,358	1.00 x 1 Month USD LIBOR + 0.77%
5.63%, 02/15/2021		450	457				$788
6.13%, 02/15/2024		655	686	Housewares - 0.01%
DaVita Inc				Turkiye Sise ve Cam Fabrikalari AS
5.13%, 07/15/2024		165	165	4.25%, 05/09/2020		200	198
HCA Healthcare Inc				Insurance - 2.37%
6.25%, 02/15/2021		575	603	Aegon NV
HCA Inc				4.00%, 04/25/2044(k)	EUR	250	302
4.50%, 02/15/2027		160	164	3 Month Euro Interbank Offered Rate +
4.75%, 05/01/2023		2,100	2,194	3.35%
5.00%, 03/15/2024		70	74	AIA Group Ltd
5.25%, 04/15/2025		115	123	3.20%, 03/11/2025(g)		$2,655	2,650
5.25%, 06/15/2026		350	374	3.60%, 04/09/2029(g)		3,400	3,411
5.50%, 06/15/2047		490	519	3.90%, 04/06/2028(g)		4,485	4,616
5.88%, 03/15/2022		10	11	Allianz SE
5.88%, 02/01/2029		1,390	1,496	2.24%, 07/07/2045(k)	EUR	500	586
MPH Acquisition Holdings LLC				3 Month Euro Interbank Offered Rate +
7.13%, 06/01/2024(g)		750	754	2.65%

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)				Investment Companies - 0.01%
American International Group Inc				Bright Galaxy International Ltd
3.30%, 03/01/2021		$2,140	$2,155	3.38%, 11/03/2021	$420	$409
3.90%, 04/01/2026		8,740	8,842	Iron & Steel - 0.13%
4.50%, 07/16/2044		4,858	4,744	AK Steel Corp
Arch Capital Finance LLC				6.38%, 10/15/2025	800	670
4.01%, 12/15/2026		2,845	2,961	7.50%, 07/15/2023	475	487
5.03%, 12/15/2046		1,205	1,333	7.63%, 10/01/2021	645	642
Catlin Insurance Co Ltd				Allegheny Technologies Inc
5.57%, 07/29/2049(f),(g)		2,105	2,066	7.88%, 08/15/2023	65	70
3 Month USD LIBOR + 2.98%				ArcelorMittal
Chubb INA Holdings Inc				5.50%, 03/01/2021	220	230
1.55%, 03/15/2028	EUR	650	759	Big River Steel LLC / BRS Finance Corp
CNO Financial Group Inc				7.25%, 09/01/2025(g)	95	101
4.50%, 05/30/2020		$310	313	Cleveland-Cliffs Inc
5.25%, 05/30/2025		70	73	4.88%, 01/15/2024(g)	35	35
Genworth Holdings Inc				CSN Resources SA
7.63%, 09/24/2021		400	390	6.50%, 07/21/2020	435	441
Liberty Mutual Group Inc				Evraz PLC
5.52%, 03/07/2067(g)		1,860	1,767	5.25%, 04/02/2024(g)	650	658
3 Month USD LIBOR + 2.91%				Metinvest BV
Manulife Financial Corp				7.75%, 04/23/2023	200	196
3.05%, 08/20/2029(k)	CAD	325	245	United States Steel Corp
Canada Bankers Acceptances 3 Month +				6.25%, 03/15/2026	75	67
1.05%				Vale Overseas Ltd
Markel Corp				6.88%, 11/21/2036	279	324
3.50%, 11/01/2027		$1,600	1,529			$3,921
4.30%, 11/01/2047		1,265	1,142	Leisure Products & Services - 0.01%
5.00%, 04/05/2046		3,655	3,670	NCL Corp Ltd
Nuveen Finance LLC				4.75%, 12/15/2021(g)	213	215
4.13%, 11/01/2024(g)		7,085	7,456	Lodging - 0.10%
Swiss Re Finance Luxembourg SA				Boyd Gaming Corp
5.00%, 04/02/2049(g),(k)		3,200	3,300	6.38%, 04/01/2026	60	63
US Treasury Yield Curve Rate T Note				Jack Ohio Finance LLC / Jack Ohio Finance 1
Constant Maturity 5 Year + 3.58%				Corp
Voya Financial Inc				6.75%, 11/15/2021(g)	180	186
5.65%, 05/15/2053(k)		4,365	4,376	MGM Resorts International
3 Month USD LIBOR + 3.58%				6.00%, 03/15/2023	415	443
6.13%, 12/31/2049(f),(k)		250	260	6.63%, 12/15/2021	150	161
US Treasury Yield Curve Rate T Note				Sands China Ltd
Constant Maturity 5 Year + 3.36%				5.40%, 08/08/2028	375	397
XLIT Ltd				Wyndham Destinations Inc
4.45%, 03/31/2025		9,205	9,551	5.75%, 04/01/2027	100	100
5.05%, 12/31/2049(f)		1,230	1,196	Wynn Las Vegas LLC / Wynn Las Vegas Capital
3 Month USD LIBOR + 2.46%				Corp
5.50%, 03/31/2045		4,020	4,446	5.25%, 05/15/2027(g)	1,400	1,367
			$74,139	5.50%, 03/01/2025(g)	490	496
Internet - 0.18%						$3,213
Alibaba Group Holding Ltd				Machinery - Diversified - 0.06%
3.40%, 12/06/2027		475	465	Cloud Crane LLC
3.60%, 11/28/2024		250	256	10.13%, 08/01/2024(g)	1,530	1,645
Baidu Inc				CNH Industrial Capital LLC
4.38%, 05/14/2024		375	390	4.88%, 04/01/2021	330	340
Match Group Inc						$1,985
5.00%, 12/15/2027(g)		60	60
Netflix Inc				Media - 2.98%
5.38%, 02/01/2021		200	207	Altice Financing SA
5.88%, 11/15/2028		135	143	6.63%, 02/15/2023(g)	1,400	1,435
Symantec Corp				7.50%, 05/15/2026(g)	250	254
5.00%, 04/15/2025(g)		55	56	Altice Finco SA
Tencent Holdings Ltd				8.13%, 01/15/2024(g)	1,300	1,345
3.58%, 04/11/2026(g)		320	320	Altice Luxembourg SA
3.80%, 02/11/2025(g)		1,200	1,222	7.75%, 05/15/2022(g)	3,230	3,291
3.98%, 04/11/2029(g)		1,300	1,310	AMC Networks Inc
Zayo Group LLC / Zayo Capital Inc				4.75%, 12/15/2022	310	313
5.75%, 01/15/2027(g)		65	66	5.00%, 04/01/2024	95	96
6.00%, 04/01/2023		1,200	1,220	Cablevision Systems Corp
			$5,715	5.88%, 09/15/2022	130	135

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)				Media (continued)
CCO Holdings LLC / CCO Holdings Capital Corp				Walt Disney Co/The
5.13%, 02/15/2023		$270	$274	3.00%, 09/15/2022(g)		$1,845	$1,859
5.13%, 05/01/2023(g)		3,520	3,608	4.75%, 09/15/2044(g)		15	17
5.13%, 05/01/2027(g)		270	274	5.40%, 10/01/2043(g)		1,555	1,910
5.25%, 09/30/2022		490	498	6.15%, 02/15/2041(g)		605	798
5.50%, 05/01/2026(g)		5	5	6.20%, 12/15/2034(g)		215	279
Charter Communications Operating LLC / Charter				6.40%, 12/15/2035(g)		1,845	2,428
Communications Operating Capital				Warner Media LLC
3.58%, 07/23/2020		3,445	3,468	1.95%, 09/15/2023	EUR	250	297
5.75%, 04/01/2048		1,475	1,555	2.10%, 06/01/2019		$1,080	1,079
6.48%, 10/23/2045		950	1,076	3.60%, 07/15/2025		2,780	2,788
Clear Channel Worldwide Holdings Inc				3.88%, 01/15/2026		2,515	2,560
6.50%, 11/15/2022		75	77	4.05%, 12/15/2023		3,670	3,822
Comcast Corp				5.38%, 10/15/2041		1,065	1,141
3.38%, 02/15/2025		6,605	6,718	Ziggo Bond Co BV
3.95%, 10/15/2025		2,230	2,336	6.00%, 01/15/2027(g)		1,480	1,450
4.15%, 10/15/2028		7,945	8,409	Ziggo BV
4.20%, 08/15/2034		1,900	1,988	5.50%, 01/15/2027(g)		950	948
4.60%, 10/15/2038		4,455	4,794				$93,147
4.60%, 08/15/2045		1,630	1,736	Metal Fabrication & Hardware - 0.02%
4.70%, 10/15/2048		1,200	1,304	Grinding Media Inc / Moly-Cop AltaSteel Ltd
5.50%, 11/23/2029	GBP	125	213	7.38%, 12/15/2023(g)		105	103
CSC Holdings LLC				Novelis Corp
5.50%, 04/15/2027(g)		$400	412	5.88%, 09/30/2026(g)		90	91
6.50%, 02/01/2029(g)		1,206	1,295	Park-Ohio Industries Inc
6.63%, 10/15/2025(g)		445	473	6.63%, 04/15/2027		480	480
6.75%, 11/15/2021		300	321				$674
7.75%, 07/15/2025(g)		325	349	Mining - 0.63%
Discovery Communications LLC				AngloGold Ashanti Holdings PLC
1.90%, 03/19/2027	EUR	500	584	5.13%, 08/01/2022		365	379
3.34%, 09/20/2019		$125	125	BHP Billiton Finance USA Ltd
3 Month USD LIBOR + 0.71%				6.75%, 10/19/2075(g),(k)		1,835	2,064
DISH DBS Corp				USD Swap Semi-Annual 5 Year + 5.09%
5.13%, 05/01/2020		795	800	Constellium NV
5.88%, 07/15/2022		530	517	6.63%, 03/01/2025(g)		1,245	1,295
5.88%, 11/15/2024		1,570	1,354	Corp Nacional del Cobre de Chile
7.75%, 07/01/2026		1,125	1,007	5.63%, 09/21/2035(g)		100	116
Fox Corp				First Quantum Minerals Ltd
5.48%, 01/25/2039(g)		1,215	1,353	7.00%, 02/15/2021(g)		82	83
5.58%, 01/25/2049(g)		95	108	7.00%, 02/15/2021		108	110
Grupo Televisa SAB				7.50%, 04/01/2025(g)		1,290	1,246
6.63%, 01/15/2040		80	93	FMG Resources August 2006 Pty Ltd
Meredith Corp				5.13%, 03/15/2023(g)		310	316
6.88%, 02/01/2026		2,050	2,132	5.13%, 05/15/2024(g)		80	81
NBCUniversal Media LLC				Freeport-McMoRan Inc
5.15%, 04/30/2020		4,935	5,051	3.88%, 03/15/2023		280	277
Nexstar Broadcasting Inc				Glencore Finance Canada Ltd
5.63%, 08/01/2024(g)		55	56	5.55%, 10/25/2042(g)		167	163
Radiate Holdco LLC / Radiate Finance Inc				Glencore Finance Europe Ltd
6.63%, 02/15/2025(g)		760	747	1.88%, 09/13/2023	EUR	170	199
6.88%, 02/15/2023(g)		265	265	Glencore Funding LLC
Sinclair Television Group Inc				3.00%, 10/27/2022(g)		$25	25
5.38%, 04/01/2021		130	130	Hudbay Minerals Inc
TEGNA Inc				7.25%, 01/15/2023(g)		300	311
6.38%, 10/15/2023		140	145	IAMGOLD Corp
Time Warner Cable LLC				7.00%, 04/15/2025(g)		1,485	1,515
5.88%, 11/15/2040		1,780	1,854	Indonesia Asahan Aluminium Persero PT
Univision Communications Inc				6.53%, 11/15/2028(g)		300	341
5.13%, 02/15/2025(g)		100	94	Newmont Goldcorp Corp
UPC Holding BV				5.13%, 10/01/2019		1,800	1,816
5.50%, 01/15/2028(g)		655	662	Petra Diamonds US Treasury PLC
Viacom Inc				7.25%, 05/01/2022		420	408
4.25%, 09/01/2023		1,310	1,363	Southern Copper Corp
4.38%, 03/15/2043		4,575	4,154	6.75%, 04/16/2040		395	476
Virgin Media Finance PLC				Taseko Mines Ltd
5.75%, 01/15/2025(g)		723	738	8.75%, 06/15/2022(g)		1,140	1,096
Virgin Media Secured Finance PLC
5.25%, 01/15/2026(g)		380	387

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Mining (continued)				Mortgage Backed Securities (continued)
Teck Resources Ltd				Freddie Mac REMICS
4.75%, 01/15/2022		$140	$144	2.00%, 02/15/2036	$504	$491
5.40%, 02/01/2043		1,405	1,402	2.93%, 05/15/2049(c)	11,788	11,781
6.13%, 10/01/2035		1,390	1,517	1.00 x 1 Month USD LIBOR + 0.45%
6.25%, 07/15/2041		2,100	2,267	3.00%, 09/15/2025(l)	1,288	30
8.50%, 06/01/2024(g)		810	867	3.00%, 05/15/2027(l)	3,211	210
Vedanta Resources Ltd				3.00%, 10/15/2027(l)	709	58
6.38%, 07/30/2022(g)		900	878	3.00%, 02/15/2029(l)	4,571	333
Volcan Cia Minera SAA				3.50%, 02/15/2028(l)	2,712	234
5.38%, 02/02/2022		240	247	3.50%, 01/15/2040(l)	3,451	345
			$19,639	3.50%, 03/15/2041(l)	4,719	571
Miscellaneous Manufacturers - 0.23%				3.53%, 04/15/2046(l)	17,217	3,359
General Electric Co				(1.00) x 1 Month USD LIBOR + 6.00%
1.25%, 05/26/2023	EUR	520	596	3.53%, 10/15/2046(l)	10,866	2,057
4.50%, 03/11/2044		$635	589	(1.00) x 1 Month USD LIBOR + 6.00%
5.30%, 02/11/2021		644	667	3.58%, 02/15/2046(l)	8,629	1,522
5.55%, 01/05/2026		2,285	2,476	(1.00) x 1 Month USD LIBOR + 6.05%
6.88%, 01/10/2039		400	473	4.00%, 04/15/2025(l)	1,741	54
Ingersoll-Rand Luxembourg Finance SA				4.18%, 05/15/2026(l)	2,044	168
3.80%, 03/21/2029		2,160	2,179	(1.00) x 1 Month USD LIBOR + 6.65%
LSB Industries Inc				4.28%, 09/15/2034(l)	301	13
9.63%, 05/01/2023(g)		50	52	(1.00) x 1 Month USD LIBOR + 6.75%
Siemens Financieringsmaatschappij NV				Freddie Mac Structured Agency Credit Risk Debt
2.70%, 03/16/2022(g)		250	249	Notes
			$7,281	3.03%, 04/25/2030	4,771	4,766
Mortgage Backed Securities - 5.44%				1.00 x 1 Month USD LIBOR + 0.55%
Fannie Mae Connecticut Avenue Securities				5.33%, 04/25/2028	3,017	3,087
3.08%, 07/25/2030		10,159	10,153	1.00 x 1 Month USD LIBOR + 2.85%
1.00 x 1 Month USD LIBOR + 0.60%				Ginnie Mae
3.13%, 08/25/2030		2,929	2,927	1.75%, 10/16/2037	154	152
1.00 x 1 Month USD LIBOR + 0.65%				2.81%, 10/20/2048	9,865	9,827
3.23%, 02/25/2030		1,852	1,852	1.00 x 1 Month USD LIBOR + 0.33%
1.00 x 1 Month USD LIBOR + 0.75%				2.83%, 12/20/2048	9,933	9,908
3.93%, 01/25/2029		1,978	1,985	1.00 x 1 Month USD LIBOR + 0.35%
1.00 x 1 Month USD LIBOR + 1.45%				3.17%, 08/16/2045(l)	8,049	1,030
Fannie Mae REMIC Trust 2005-W2				(1.00) x 1 Month USD LIBOR + 5.65%
2.68%, 05/25/2035		191	190	3.50%, 02/20/2040(l)	2,898	286
1.00 x 1 Month USD LIBOR + 0.20%				3.50%, 01/20/2043(l)	4,509	982
Fannie Mae REMICS				3.57%, 11/20/2040(l)	3,070	476
2.25%, 07/25/2040		103	101	(1.00) x 1 Month USD LIBOR + 6.05%
3.00%, 04/25/2027(l)		2,721	222	3.57%, 08/20/2042(l)	7,059	1,214
3.50%, 09/25/2027(l)		4,425	404	(1.00) x 1 Month USD LIBOR + 6.05%
3.50%, 11/25/2027(l)		1,160	104	3.57%, 05/20/2046(l)	5,658	982
3.50%, 05/25/2028(l)		1,618	131	(1.00) x 1 Month USD LIBOR + 6.05%
3.50%, 03/25/2031(l)		2,821	193	3.62%, 11/20/2041(l)	3,329	589
3.52%, 05/25/2046(l)		9,919	1,839	(1.00) x 1 Month USD LIBOR + 6.10%
(1.00) x 1 Month USD LIBOR + 6.00%				3.62%, 02/20/2046(l)	7,454	1,294
3.52%, 10/25/2046(l)		7,006	1,387	(1.00) x 1 Month USD LIBOR + 6.10%
(1.00) x 1 Month USD LIBOR + 6.00%				3.62%, 06/20/2046(l)	7,422	1,318
3.52%, 11/25/2046(l)		8,179	1,586	(1.00) x 1 Month USD LIBOR + 6.10%
(1.00) x 1 Month USD LIBOR + 6.00%				3.62%, 06/20/2046(l)	9,205	1,599
3.57%, 03/25/2047(l)		5,253	920	(1.00) x 1 Month USD LIBOR + 6.10%
(1.00) x 1 Month USD LIBOR + 6.05%				3.62%, 08/20/2046(l)	10,104	1,911
3.62%, 02/25/2043(l)		4,269	713	(1.00) x 1 Month USD LIBOR + 6.10%
(1.00) x 1 Month USD LIBOR + 6.10%				3.62%, 09/20/2046(l)	8,013	1,574
3.62%, 09/25/2046(l)		5,130	835	(1.00) x 1 Month USD LIBOR + 6.10%
(1.00) x 1 Month USD LIBOR + 6.10%				3.67%, 08/20/2044(l)	2,708	483
3.67%, 09/25/2047(l)		9,585	1,832	(1.00) x 1 Month USD LIBOR + 6.15%
(1.00) x 1 Month USD LIBOR + 6.15%				3.67%, 03/20/2047(l)	8,198	1,410
3.72%, 10/25/2048(l)		7,804	1,469	(1.00) x 1 Month USD LIBOR + 6.15%
(1.00) x 1 Month USD LIBOR + 6.20%				3.67%, 04/20/2047(l)	7,197	1,325
4.00%, 04/25/2043(l)		623	83	(1.00) x 1 Month USD LIBOR + 6.15%
4.02%, 12/25/2021(l)		156	5	3.67%, 05/16/2047(l)	5,796	1,042
(1.00) x 1 Month USD LIBOR + 6.50%				(1.00) x 1 Month USD LIBOR + 6.15%
4.02%, 03/25/2022(l)		165	7	3.72%, 08/20/2042(l)	3,181	488
(1.00) x 1 Month USD LIBOR + 6.50%				(1.00) x 1 Month USD LIBOR + 6.20%
15.23%, 08/25/2035(l)		4	—	3.72%, 11/20/2045(l)	5,458	937
(10.00) x 1 Month USD LIBOR + 40.00%				(1.00) x 1 Month USD LIBOR + 6.20%

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Mortgage Backed Securities (continued)
Ginnie Mae (continued)			Merrill Lynch Mortgage Investors Trust Series
3.72%, 06/20/2047(l)	$8,053	$1,519	2005-A8
(1.00) x 1 Month USD LIBOR + 6.20%			2.83%, 08/25/2036		$79	$79
3.72%, 07/20/2047(l)	7,982	1,590	1.00 x 1 Month USD LIBOR + 0.35%
(1.00) x 1 Month USD LIBOR + 6.20%			Sequoia Mortgage Trust 2016-3
3.72%, 07/20/2047(l)	6,327	1,109	3.50%, 11/25/2046(g),(i)		3,155	3,156
(1.00) x 1 Month USD LIBOR + 6.20%			Sequoia Mortgage Trust 2018-CH4
3.72%, 08/20/2047(l)	3,366	700	4.50%, 10/25/2048(g),(i)		3,180	3,254
(1.00) x 1 Month USD LIBOR + 6.20%			Wells Fargo Mortgage Backed Securities 2005-
3.72%, 08/20/2047(l)	11,800	2,257	AR16 Trust
(1.00) x 1 Month USD LIBOR + 6.20%			5.12%, 03/25/2035(i)		58	58
3.72%, 08/20/2047(l)	4,115	794				$170,136
(1.00) x 1 Month USD LIBOR + 6.20%			Office & Business Equipment - 0.02%
3.72%, 08/20/2047(l)	6,387	1,411	Xerox Corp
(1.00) x 1 Month USD LIBOR + 6.20%			3.63%, 03/15/2023		640	634
3.72%, 09/20/2047(l)	9,035	1,737	Oil & Gas - 3.11%
(1.00) x 1 Month USD LIBOR + 6.20%			Alta Mesa Holdings LP / Alta Mesa Finance
3.72%, 09/20/2047(l)	8,744	1,511	Services Corp
(1.00) x 1 Month USD LIBOR + 6.20%			7.88%, 12/15/2024		200	72
3.72%, 11/20/2047(l)	8,332	1,426	Antero Resources Corp
(1.00) x 1 Month USD LIBOR + 6.20%			5.13%, 12/01/2022		80	80
3.77%, 06/20/2044(l)	13,970	1,685	Ascent Resources Utica Holdings LLC / ARU
(1.00) x 1 Month USD LIBOR + 6.25%			Finance Corp
3.77%, 07/20/2045(l)	5,738	1,059	7.00%, 11/01/2026(g)		700	683
(1.00) x 1 Month USD LIBOR + 6.25%			10.00%, 04/01/2022(g)		1,336	1,460
3.77%, 08/16/2045(l)	5,090	960	BP Capital Markets America Inc
(1.00) x 1 Month USD LIBOR + 6.25%			3.02%, 01/16/2027		95	93
3.77%, 10/20/2047(l)	6,212	1,218	3.41%, 02/11/2026		2,275	2,317
(1.00) x 1 Month USD LIBOR + 6.25%			4.23%, 11/06/2028		985	1,053
4.00%, 03/16/2039(l)	2,467	292	BP Capital Markets PLC
4.00%, 09/20/2040(l)	2,545	389	2.27%, 07/03/2026	GBP	100	134
4.12%, 07/20/2042(l)	11,472	2,316	Brazos Valley Longhorn LLC / Brazos Valley
(1.00) x 1 Month USD LIBOR + 6.60%			Longhorn Finance Corp
4.12%, 07/20/2042(l)	7,663	1,549	6.88%, 02/01/2025		$1,005	1,010
(1.00) x 1 Month USD LIBOR + 6.60%			Callon Petroleum Co
4.17%, 12/20/2040(l)	4,755	917	6.38%, 07/01/2026		100	102
(1.00) x 1 Month USD LIBOR + 6.65%			Canadian Natural Resources Ltd
4.17%, 02/20/2042(l)	4,398	889	3.85%, 06/01/2027		3,730	3,769
(1.00) x 1 Month USD LIBOR + 6.65%			3.90%, 02/01/2025		585	603
4.17%, 04/16/2042(l)	3,435	708	Carrizo Oil & Gas Inc
(1.00) x 1 Month USD LIBOR + 6.65%			6.25%, 04/15/2023		50	49
4.17%, 12/20/2042(l)	11,074	2,368	Centennial Resource Production LLC
(1.00) x 1 Month USD LIBOR + 6.65%			6.88%, 04/01/2027(g)		200	207
4.27%, 11/20/2045(l)	2,777	548	Chesapeake Energy Corp
(1.00) x 1 Month USD LIBOR + 6.75%			7.00%, 10/01/2024		775	766
4.37%, 04/20/2041(l)	1,588	327	8.00%, 06/15/2027		50	49
(1.10) x 1 Month USD LIBOR + 7.10%			Chesapeake Oil Op/Fin Escrow Shares
4.50%, 05/16/2043(l)	2,133	461	0.00%, 11/15/2019(a),(b),(c)		1,385	—
4.50%, 04/16/2044(l)	610	115	Chevron Corp
GS Mortgage-Backed Securities Corp Trust			1.99%, 03/03/2020		515	513
2019-PJ1			CNOOC Finance 2013 Ltd
4.00%, 08/25/2049(g),(i)	4,740	4,799	3.00%, 05/09/2023		1,850	1,832
JP Morgan Mortgage Trust 2014-1			CNX Resources Corp
3.50%, 01/25/2044(g),(i)	1,188	1,188	5.88%, 04/15/2022		43	43
JP Morgan Mortgage Trust 2016-2			Comstock Resources Inc
2.83%, 06/25/2046(g),(i)	6,273	6,241	9.75%, 08/15/2026(g)		85	77
JP Morgan Mortgage Trust 2016-3			Concho Resources Inc
3.50%, 10/25/2046(g),(i)	5,407	5,428	3.75%, 10/01/2027		95	95
JP Morgan Mortgage Trust 2017-3			4.38%, 01/15/2025		3,515	3,627
3.50%, 08/25/2047(g),(i)	4,196	4,209	Continental Resources Inc/OK
JP Morgan Mortgage Trust 2017-4			3.80%, 06/01/2024		8,378	8,455
3.50%, 11/25/2048(g),(i)	4,702	4,724	4.38%, 01/15/2028		4,150	4,259
JP Morgan Mortgage Trust 2017-6			4.50%, 04/15/2023		1,610	1,664
3.50%, 12/25/2048(g),(i)	5,094	5,110	4.90%, 06/01/2044		2,535	2,574
JP Morgan Mortgage Trust 2018-1			5.00%, 09/15/2022		148	149
3.50%, 06/25/2048(g),(i)	5,181	5,191	Denbury Resources Inc
			7.50%, 02/15/2024(g)		85	78
			9.00%, 05/15/2021(g)		40	41

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)				Oil & Gas (continued)
Diamond Offshore Drilling Inc				Southwestern Energy Co
4.88%, 11/01/2043		$100	$64	7.75%, 10/01/2027	$1,735	$1,757
Ecopetrol SA				Suncor Energy Inc
5.88%, 05/28/2045		125	129	4.00%, 11/15/2047	1,045	1,021
7.38%, 09/18/2043		470	571	Sunoco LP / Sunoco Finance Corp
Encana Corp				4.88%, 01/15/2023	1,960	1,992
5.15%, 11/15/2041		1,295	1,289	5.50%, 02/15/2026	975	992
6.50%, 05/15/2019		9,725	9,737	5.88%, 03/15/2028	50	51
EP Energy LLC / Everest Acquisition Finance Inc				Tengizchevroil Finance Co International Ltd
7.75%, 05/15/2026(g)		2,360	2,100	4.00%, 08/15/2026(g)	1,175	1,170
9.38%, 05/01/2024(g)		100	37	Total Capital International SA
Extraction Oil & Gas Inc				3.46%, 02/19/2029	2,485	2,539
7.38%, 05/15/2024(g)		745	671	Transocean Inc
Exxon Mobil Corp				9.00%, 07/15/2023(g)	155	166
2.22%, 03/01/2021		185	184	Ultra Resources Inc
Gazprom OAO Via Gaz Capital SA				6.88%, 04/15/2022(g)	820	267
8.63%, 04/28/2034		140	184	Whiting Petroleum Corp
Gulfport Energy Corp				5.75%, 03/15/2021	1,115	1,143
6.38%, 05/15/2025		2,080	1,830	6.25%, 04/01/2023	545	557
Marathon Oil Corp				6.63%, 01/15/2026	670	669
4.40%, 07/15/2027		1,160	1,199	YPF SA
6.60%, 10/01/2037		4,905	5,907	6.95%, 07/21/2027	280	238
Marathon Petroleum Corp				8.50%, 03/23/2021	155	151
4.75%, 09/15/2044		222	223			$97,117
MEG Energy Corp				Oil & Gas Services - 0.25%
7.00%, 03/31/2024(g)		75	71	Archrock Partners LP / Archrock Partners Finance
Murphy Oil Corp				Corp
4.45%, 12/01/2022		105	105	6.00%, 10/01/2022	985	992
Nabors Industries Inc				6.88%, 04/01/2027(g)	550	573
5.00%, 09/15/2020		285	289	Baker Hughes a GE Co LLC / Baker Hughes Co-
5.75%, 02/01/2025		2,025	1,843	Obligor Inc
Newfield Exploration Co				2.77%, 12/15/2022	855	852
5.38%, 01/01/2026		5,020	5,417	3.34%, 12/15/2027	1,055	1,034
Nexen Inc				4.08%, 12/15/2047	1,795	1,670
5.88%, 03/10/2035		170	202	Nine Energy Service Inc
Noble Holding International Ltd				8.75%, 11/01/2023(g)	80	83
7.88%, 02/01/2026(g)		200	194	SESI LLC
Oasis Petroleum Inc				7.13%, 12/15/2021	70	59
6.25%, 05/01/2026(g)		420	405	USA Compression Partners LP / USA
6.88%, 01/15/2023		285	285	Compression Finance Corp
Pacific Drilling SA				6.88%, 04/01/2026	1,130	1,189
8.38%, 10/01/2023(g)		55	57	6.88%, 09/01/2027(g)	1,220	1,284
Parsley Energy LLC / Parsley Finance Corp				Weatherford International Ltd
5.38%, 01/15/2025(g)		80	81	4.50%, 04/15/2022	110	76
Petrobras Global Finance BV				9.88%, 02/15/2024	105	73
6.00%, 01/27/2028		440	450			$7,885
7.38%, 01/17/2027		2,150	2,399	Other Asset Backed Securities - 1.20%
Petroleos Mexicanos				Chase Funding Trust Series 2003-5
6.50%, 03/13/2027		1,700	1,722	3.08%, 07/25/2033	612	597
6.50%, 01/23/2029		40	40	1.00 x 1 Month USD LIBOR + 0.60%
QEP Resources Inc				Chase Funding Trust Series 2004-1
5.63%, 03/01/2026		90	84	2.94%, 12/25/2033	22	22
Range Resources Corp				1.00 x 1 Month USD LIBOR + 0.46%
5.00%, 03/15/2023		95	92	Dell Equipment Finance Trust 2017-2
Rowan Cos Inc				2.79%, 02/24/2020(g)	929	929
4.88%, 06/01/2022		50	48	1.00 x 1 Month USD LIBOR + 0.30%
Sanchez Energy Corp				Dell Equipment Finance Trust 2018-1
6.13%, 01/15/2023		100	13	2.79%, 10/22/2020(g)	7,982	7,983
7.25%, 02/15/2023(g)		130	110	1.00 x 1 Month USD LIBOR + 0.30%
Saudi Arabian Oil Co				DLL Securitization Trust 2017-A
3.50%, 04/16/2029(g)		2,750	2,703	1.89%, 07/15/2020(g)	2,570	2,567
4.25%, 04/16/2039(g)		4,100	4,009	Ocwen Master Advance Receivables Trust Series
Shell International Finance BV				2018-T1
1.88%, 09/15/2025	EUR	350	434	3.30%, 08/15/2049(b),(c),(g)	2,700	2,700
4.00%, 05/10/2046		$40	41	Popular ABS Mortgage Pass-Through Trust
Sinopec Group Overseas Development 2017 Ltd				2005-1
2.50%, 09/13/2022(g)		3,400	3,331	2.75%, 05/25/2035	9	9
				1.00 x 1 Month USD LIBOR + 0.27%

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Other Asset Backed Securities (continued)			Pharmaceuticals (continued)
Verizon Owner Trust 2017-2			CVS Health Corp
1.92%, 12/20/2021(g)	$3,111	$3,097	2.75%, 12/01/2022		$170	$168
Verizon Owner Trust 2017-3			3.70%, 03/09/2023		4,700	4,766
2.06%, 04/20/2022(g)	3,000	2,984	4.13%, 05/15/2021		130	133
2.76%, 04/20/2022(g)	9,720	9,727	4.30%, 03/25/2028		640	647
1.00 x 1 Month USD LIBOR + 0.27%			4.78%, 03/25/2038		2,065	2,009
Volvo Financial Equipment LLC Series 2019-1			4.88%, 07/20/2035		1,355	1,353
2.90%, 11/15/2021(g)	7,000	7,014	5.00%, 12/01/2024		4,935	5,250
		$37,629	5.05%, 03/25/2048		70	69
Packaging & Containers - 0.37%			5.13%, 07/20/2045		820	815
Ardagh Packaging Finance PLC / Ardagh			Eli Lilly & Co
Holdings USA Inc			3.88%, 03/15/2039		1,320	1,345
4.63%, 05/15/2023(g)	200	202	3.95%, 03/15/2049		1,060	1,079
6.00%, 02/15/2025(g)	1,325	1,335	4.15%, 03/15/2059		885	908
7.25%, 05/15/2024(g)	475	500	Merck & Co Inc
Ball Corp			2.90%, 03/07/2024		1,505	1,524
5.25%, 07/01/2025	100	106	Pfizer Inc
Berry Global Inc			3.45%, 03/15/2029		3,800	3,864
5.13%, 07/15/2023	120	122	Teva Pharmaceutical Finance Netherlands III BV
BWAY Holding Co			3.15%, 10/01/2026		330	277
5.50%, 04/15/2024(g)	90	89	4.10%, 10/01/2046		140	99
7.25%, 04/15/2025(g)	2,420	2,357	Wyeth LLC
Crown Americas LLC / Crown Americas Capital			6.00%, 02/15/2036		565	712
Corp IV			Zoetis Inc
4.50%, 01/15/2023	75	77	3.90%, 08/20/2028		3,455	3,530
Crown Americas LLC / Crown Americas Capital			4.45%, 08/20/2048		1,030	1,067
Corp V						$42,861
4.25%, 09/30/2026	443	431	Pipelines - 1.96%
Crown Americas LLC / Crown Americas Capital			Abu Dhabi Crude Oil Pipeline LLC
Corp VI			3.65%, 11/02/2029(g)		1,550	1,563
4.75%, 02/01/2026	305	310	Andeavor Logistics LP / Tesoro Logistics Finance
Crown Cork & Seal Co Inc			Corp
7.38%, 12/15/2026	1,615	1,809	3.50%, 12/01/2022		65	66
Flex Acquisition Co Inc			4.25%, 12/01/2027		1,190	1,210
6.88%, 01/15/2025(g)	1,230	1,147	Blue Racer Midstream LLC / Blue Racer Finance
Klabin Austria GmbH			Corp
7.00%, 04/03/2049(g)	225	226	6.13%, 11/15/2022(g)		55	55
Owens-Brockway Glass Container Inc			Cheniere Corpus Christi Holdings LLC
5.88%, 08/15/2023(g)	45	47	5.88%, 03/31/2025		90	97
Packaging Corp of America			Crestwood Midstream Partners LP / Crestwood
4.50%, 11/01/2023	425	449	Midstream Finance Corp
Reynolds Group Issuer Inc / Reynolds			5.63%, 05/01/2027(g)		1,180	1,176
Group Issuer LLC / Reynolds Group Issuer			DCP Midstream Operating LP
(Luxembourg) S.A.			5.35%, 03/15/2020(g)		5,400	5,488
5.13%, 07/15/2023(g)	1,885	1,912	Enbridge Inc
5.75%, 10/15/2020	262	262	6.00%, 01/15/2077(k)		2,295	2,298
6.10%, 07/15/2021(g)	225	226	3 Month USD LIBOR + 3.89%
3 Month USD LIBOR + 3.50%			Energy Transfer Operating LP
		$11,607	4.90%, 03/15/2035		1,420	1,361
Pharmaceuticals - 1.37%			5.15%, 03/15/2045		1,030	1,002
AbbVie Inc			5.25%, 04/15/2029		2,505	2,697
3.38%, 11/14/2021	365	369	6.25%, 04/15/2049		2,670	2,998
4.88%, 11/14/2048	15	15	Enterprise Products Operating LLC
Bausch Health Americas Inc			4.85%, 03/15/2044		100	106
8.50%, 01/31/2027(g)	935	1,018	5.38%, 02/15/2078(k)		2,960	2,750
Bausch Health Cos Inc			3 Month USD LIBOR + 2.57%
5.88%, 05/15/2023(g)	49	49	Genesis Energy LP / Genesis Energy Finance
Bayer US Finance II LLC			Corp
3.88%, 12/15/2023(g)	2,070	2,088	6.75%, 08/01/2022		115	117
Cigna Corp			Hess Infrastructure Partners LP / Hess
3.40%, 09/17/2021(g)	255	258	Infrastructure Partners Finance Corp
3.75%, 07/15/2023(g)	2,110	2,148	5.63%, 02/15/2026(g)		1,820	1,861
4.13%, 11/15/2025(g)	3,725	3,850	Kinder Morgan Energy Partners LP
4.38%, 10/15/2028(g)	1,805	1,862	4.70%, 11/01/2042		2,625	2,544
4.90%, 12/15/2048(g)	1,575	1,589	Kinder Morgan Inc/DE
			2.25%, 03/16/2027	EUR	275	334
			5.63%, 11/15/2023(g)		$2,905	3,173

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)				REITs (continued)
MPLX LP				Essex Portfolio LP
4.00%, 03/15/2028		$140	$140	4.00%, 03/01/2029		$1,980	$2,036
4.50%, 07/15/2023		3,995	4,189	GLP Capital LP / GLP Financing II Inc
4.80%, 02/15/2029		1,325	1,409	4.38%, 04/15/2021		325	331
5.20%, 03/01/2047		50	51	Hudson Pacific Properties LP
NuStar Logistics LP				4.65%, 04/01/2029		2,520	2,597
5.63%, 04/28/2027		110	110	Iron Mountain Inc
ONEOK Partners LP				4.38%, 06/01/2021(g)		85	86
3.80%, 03/15/2020		4,665	4,690	5.25%, 03/15/2028(g)		100	98
Sabine Pass Liquefaction LLC				MGM Growth Properties Operating Partnership
4.20%, 03/15/2028		785	795	LP / MGP Finance Co-Issuer Inc
5.00%, 03/15/2027		2,975	3,168	5.63%, 05/01/2024		50	52
5.75%, 05/15/2024		6,085	6,678	5.75%, 02/01/2027(g)		10	11
Targa Resources Partners LP / Targa Resources				Mid-America Apartments LP
Partners Finance Corp				3.95%, 03/15/2029		2,540	2,600
5.88%, 04/15/2026		385	405	MPT Operating Partnership LP / MPT Finance
6.50%, 07/15/2027(g)		1,521	1,629	Corp
6.88%, 01/15/2029(g)		251	271	6.38%, 03/01/2024		160	168
TransCanada PipeLines Ltd				RHP Hotel Properties LP / RHP Finance Corp
3.30%, 07/17/2025	CAD	320	246	5.00%, 04/15/2021		90	90
4.63%, 03/01/2034		$25	26	SBA Communications Corp
5.00%, 10/16/2043		70	73	4.88%, 09/01/2024		125	127
Transportadora de Gas del Sur SA				SBA Tower Trust
6.75%, 05/02/2025		170	154	2.90%, 10/15/2044(g)		135	135
Western Midstream Operating LP				Trust F/1401
5.45%, 04/01/2044		750	779	5.25%, 01/30/2026		600	616
Williams Cos Inc/The				VEREIT Operating Partnership LP
4.30%, 03/04/2024		1,420	1,480	4.13%, 06/01/2021		150	153
5.75%, 06/24/2044		3,840	4,181	Welltower Inc
			$61,370	3.63%, 03/15/2024		3,525	3,598
Private Equity - 0.07%				4.13%, 03/15/2029		1,780	1,826
Icahn Enterprises LP / Icahn Enterprises Finance							$38,040
Corp				Retail - 0.53%
6.25%, 02/01/2022		1,095	1,128	1011778 BC ULC / New Red Finance Inc
6.38%, 12/15/2025		900	938	5.00%, 10/15/2025(g)		1,325	1,315
			$2,066	Claire's Stores Escrow - GCB
Real Estate - 0.07%				0.00%, 03/15/2019(a),(b),(c)		400	—
Alpha Star Holding III Ltd				Ferrellgas LP / Ferrellgas Finance Corp
6.25%, 04/20/2022		200	191	6.50%, 05/01/2021		100	89
China Overseas Grand Oceans Finance IV				Golden Nugget Inc
Cayman Ltd				6.75%, 10/15/2024(g)		1,580	1,616
4.88%, 06/01/2021		400	408	Home Depot Inc/The
Chouzhou International Investment Ltd				4.50%, 12/06/2048		65	71
4.00%, 12/05/2020		410	407	5.88%, 12/16/2036		1,590	2,008
Forestar Group Inc				IRB Holding Corp
8.00%, 04/15/2024(g)		1,000	1,025	6.75%, 02/15/2026(g)		790	784
Greystar Real Estate Partners LLC				JC Penney Corp Inc
5.75%, 12/01/2025(g)		75	75	5.88%, 07/01/2023(g)		40	34
			$2,106	KFC Holding Co/Pizza Hut Holdings LLC/Taco
Regional Authority - 0.01%				Bell of America LLC
Provincia de Buenos Aires/Argentina				5.25%, 06/01/2026(g)		105	108
7.88%, 06/15/2027		700	466	L Brands Inc
REITs - 1.22%				5.25%, 02/01/2028		60	54
Alexandria Real Estate Equities Inc				5.63%, 02/15/2022		205	213
3.45%, 04/30/2025		11,095	11,130	6.69%, 01/15/2027		126	123
4.70%, 07/01/2030		2,575	2,777	McDonald's Corp
Camden Property Trust				1.13%, 05/26/2022	EUR	500	580
4.10%, 10/15/2028		5,135	5,398	2.75%, 12/09/2020		$110	110
CC Holdings GS V LLC / Crown Castle GS III				4.13%, 06/11/2054	GBP	100	160
Corp				4.88%, 12/09/2045		$275	297
3.85%, 04/15/2023		2,320	2,381	Staples Inc
Equinix Inc				10.75%, 04/15/2027(g)		300	305
5.38%, 04/01/2023		730	745	Walmart Inc
5.38%, 05/15/2027		50	53	2.85%, 07/08/2024		1,315	1,322
5.88%, 01/15/2026		925	977	3.05%, 07/08/2026		4,045	4,084
ESH Hospitality Inc				3.13%, 06/23/2021		1,075	1,088
5.25%, 05/01/2025(g)		55	55	3.95%, 06/28/2038		1,755	1,822
				4.05%, 06/29/2048		115	121

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Retail (continued)				Sovereign (continued)
Walmart Inc (continued)				Brazilian Government International Bond
5.25%, 09/28/2035	GBP	70	$129	7.13%, 01/20/2037	$235	$276
			$16,433	CoBank ACB
Savings & Loans - 0.02%				6.25%, 12/31/2049(f),(k)	1,270	1,333
Nationwide Building Society				3 Month USD LIBOR + 4.66%
1.50%, 03/08/2026(k)	EUR	550	627	Colombia Government International Bond
3 Month Euro Interbank Offered Rate +				3.88%, 04/25/2027	725	735
0.93%				4.50%, 01/28/2026	390	410
Semiconductors - 0.46%				Croatia Government International Bond
KLA-Tencor Corp				5.50%, 04/04/2023	370	401
4.10%, 03/15/2029		$1,610	1,656	6.63%, 07/14/2020	150	156
Lam Research Corp				Ecuador Government International Bond
3.75%, 03/15/2026		2,275	2,336	10.75%, 01/31/2029(g)	375	418
4.00%, 03/15/2029		870	901	10.75%, 03/28/2022	850	951
4.88%, 03/15/2049		1,050	1,133	Egypt Government International Bond
NXP BV / NXP Funding LLC				5.58%, 02/21/2023(g)	825	817
4.63%, 06/01/2023(g)		3,675	3,834	7.60%, 03/01/2029(g)	825	831
4.88%, 03/01/2024(g)		455	481	8.70%, 03/01/2049(g)	750	773
Sensata Technologies UK Financing Co PLC				Export-Import Bank of India
6.25%, 02/15/2026(g)		1,160	1,225	3.88%, 02/01/2028	420	414
Xilinx Inc				Export-Import Bank of Korea
2.95%, 06/01/2024		2,830	2,811	3.46%, 01/25/2022	220	221
			$14,377	3 Month USD LIBOR + 0.88%
Software - 0.58%				Guatemala Government Bond
CDK Global Inc				5.75%, 06/06/2022	350	367
4.88%, 06/01/2027		40	40	Honduras Government International Bond
Epicor Software Corp				6.25%, 01/19/2027	200	210
9.84%, 06/30/2023(g)		582	583	7.50%, 03/15/2024	700	763
3 Month USD LIBOR + 7.25%				Hungary Government International Bond
First Data Corp				5.38%, 02/21/2023	376	406
5.00%, 01/15/2024(g)		50	51	Indonesia Government International Bond
Fiserv Inc				5.38%, 10/17/2023(g)	3,350	3,637
3.80%, 10/01/2023		2,210	2,282	6.63%, 02/17/2037	330	410
Genesys Telecommunications Laboratories				Instituto Costarricense de Electricidad
Inc/Greeneden Lux 3 Sarl				6.95%, 11/10/2021	380	379
10.00%, 11/30/2024(g)		45	49	Kazakhstan Government International Bond
Infor US Inc				5.13%, 07/21/2025	550	607
6.50%, 05/15/2022		75	76	Mexico Government International Bond
IQVIA Inc				4.15%, 03/28/2027	2,565	2,600
4.88%, 05/15/2023(g)		150	152	4.75%, 03/08/2044	440	433
Microsoft Corp				Morocco Government International Bond
2.40%, 08/08/2026		3,060	2,963	4.25%, 12/11/2022	390	399
3.70%, 08/08/2046		2,950	2,958	Nigeria Government International Bond
4.45%, 11/03/2045		1,060	1,184	7.14%, 02/23/2030	700	697
4.50%, 02/06/2057		1,140	1,282	Oman Government International Bond
MSCI Inc				6.75%, 01/17/2048	200	181
5.75%, 08/15/2025(g)		65	68	Panama Government International Bond
Open Text Corp				3.88%, 03/17/2028	200	207
5.88%, 06/01/2026(g)		200	210	Perusahaan Penerbit SBSN Indonesia III
Oracle Corp				4.55%, 03/29/2026	390	407
2.50%, 10/15/2022		773	767	Peruvian Government International Bond
2.95%, 11/15/2024		2,145	2,147	5.63%, 11/18/2050	325	415
3.13%, 07/10/2025	EUR	350	458	Philippine Government International Bond
4.00%, 11/15/2047		$110	109	9.50%, 02/02/2030	270	415
6.13%, 07/08/2039		1,985	2,549	Qatar Government International Bond
Rackspace Hosting Inc				3.25%, 06/02/2026	2,100	2,093
8.63%, 11/15/2024(g)		100	93	3.88%, 04/23/2023(g)	1,775	1,832
Solera LLC / Solera Finance Inc				4.82%, 03/14/2049(g)	700	752
10.50%, 03/01/2024(g)		65	71	Republic of Cameroon International Bond
			$18,092	9.50%, 11/19/2025	380	407
				Republic of Poland Government International
Sovereign - 1.36%				Bond
Angolan Government International Bond				3.25%, 04/06/2026	400	408
8.25%, 05/09/2028		260	272	Republic of South Africa Government
Argentine Republic Government International				International Bond
Bond				4.30%, 10/12/2028	875	816
5.63%, 01/26/2022		3,345	2,604
Bahrain Government International Bond
6.75%, 09/20/2029		720	763

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)			Telecommunications (continued)
Romanian Government International Bond			Anixter Inc
4.88%, 01/22/2024	$250	$266	5.13%, 10/01/2021		$220	$227
5.13%, 06/15/2048	160	161	AT&T Inc
Russian Foreign Bond - Eurobond			2.85%, 05/25/2024	CAD	325	242
4.38%, 03/21/2029	400	402	3.15%, 09/04/2036	EUR	700	861
4.75%, 05/27/2026	3,000	3,116	4.30%, 02/15/2030		$7,996	8,190
Saudi Government International Bond			4.35%, 03/01/2029		2,900	2,997
4.00%, 04/17/2025(g)	3,275	3,390	4.75%, 05/15/2046		30	30
4.38%, 04/16/2029(g)	650	682	4.90%, 08/15/2037		4,665	4,812
4.63%, 10/04/2047	420	422	5.15%, 03/15/2042		145	151
Senegal Government International Bond			5.20%, 11/18/2033	GBP	100	158
6.25%, 05/23/2033	200	193	5.45%, 03/01/2047		$1,290	1,414
Turkey Government International Bond			5.70%, 03/01/2057		2,055	2,314
5.75%, 03/22/2024	2,250	2,105	6.38%, 03/01/2041		725	868
Ukraine Government International Bond			British Telecommunications PLC
9.75%, 11/01/2028(g)	575	587	4.50%, 12/04/2023		1,425	1,496
Uruguay Government International Bond			Cincinnati Bell Inc
5.10%, 06/18/2050	395	415	7.00%, 07/15/2024(g)		75	69
Vietnam Government International Bond			Cisco Systems Inc
4.80%, 11/19/2024	390	409	5.50%, 01/15/2040		20	25
		$42,364	Colombia Telecomunicaciones SA ESP
Student Loan Asset Backed Securities - 1.58%			8.50%, 12/31/2049(f),(k)		310	321
Navient Private Education Loan Trust 2017-A			USD Swap Semi-Annual 5 Year + 6.96%
2.87%, 12/16/2058(g)	2,759	2,761	CommScope Inc
1.00 x 1 Month USD LIBOR + 0.40%			8.25%, 03/01/2027(g)		250	270
Navient Private Education Loan Trust 2018-B			CommScope Technologies LLC
2.82%, 12/15/2059(g)	4,417	4,416	6.00%, 06/15/2025(g)		90	91
1.00 x 1 Month USD LIBOR + 0.35%			Embarq Corp
Navient Private Education Refi Loan Trust			8.00%, 06/01/2036		750	740
2018-C			Frontier Communications Corp
3.01%, 06/16/2042(g)	616	618	8.50%, 04/01/2026(g)		1,355	1,277
Navient Student Loan Trust 2017-3			11.00%, 09/15/2025		1,565	1,013
2.78%, 07/26/2066(g)	1,295	1,295	GTT Communications Inc
1.00 x 1 Month USD LIBOR + 0.30%			7.88%, 12/31/2024(g)		840	792
3.08%, 07/26/2066(g)	6,750	6,766	HC2 Holdings Inc
1.00 x 1 Month USD LIBOR + 0.60%			11.50%, 12/01/2021(g)		100	86
Navient Student Loan Trust 2017-4			Hughes Satellite Systems Corp
2.98%, 09/27/2066(g)	3,500	3,500	6.63%, 08/01/2026		95	96
1.00 x 1 Month USD LIBOR + 0.50%			Intelsat Jackson Holdings SA
Navient Student Loan Trust 2018-1			5.50%, 08/01/2023		1,080	977
2.67%, 03/25/2067(g)	713	713	8.00%, 02/15/2024(g)		1,185	1,237
1.00 x 1 Month USD LIBOR + 0.19%			8.50%, 10/15/2024(g)		115	114
Navient Student Loan Trust 2019-1			Level 3 Financing Inc
2.81%, 12/27/2067(g)	11,949	11,949	5.13%, 05/01/2023		305	308
1.00 x 1 Month USD LIBOR + 0.33%			5.38%, 01/15/2024		25	25
SMB Private Education Loan Trust 2017-B			5.38%, 05/01/2025		90	92
2.74%, 06/17/2024(g)	2,469	2,469	Level 3 Parent LLC
1.00 x 1 Month USD LIBOR + 0.27%			5.75%, 12/01/2022		20	20
SMB Private Education Loan Trust 2018-B			Millicom International Cellular SA
2.79%, 12/16/2024(g)	9,023	9,017	6.25%, 03/25/2029(g)		500	518
1.00 x 1 Month USD LIBOR + 0.32%			6.63%, 10/15/2026		450	482
Sofi Professional Loan Program 2016-A LLC			Nokia OYJ
4.23%, 08/25/2036(g)	1,317	1,337	6.63%, 05/15/2039		70	75
1.00 x 1 Month USD LIBOR + 1.75%			Orange SA
Sofi Professional Loan Program 2017-B LLC			5.75%, 12/31/2049(f),(k)	GBP	125	179
1.83%, 05/25/2040(g)	275	274	GBP Swap SA (VS 6 Month) 5 Year +
SoFi Professional Loan Program 2017-D LLC			3.35%
1.72%, 09/25/2040(g)	218	217	Rogers Communications Inc
SoFi Professional Loan Program 2017-E LLC			4.35%, 05/01/2049		$2,650	2,671
2.98%, 11/26/2040(g)	1,759	1,759	SES SA
1.00 x 1 Month USD LIBOR + 0.50%			4.62%, 12/31/2049(f),(k)	EUR	300	355
Sofi Professional Loan Program 2018-A LLC			EUR Swap Annual (VS 6 Month) 5 Year
2.83%, 02/25/2042(g)	2,337	2,336	+ 4.66%
1.00 x 1 Month USD LIBOR + 0.35%			Sprint Capital Corp
		$49,427	6.90%, 05/01/2019		$640	640
Telecommunications - 2.12%			8.75%, 03/15/2032		705	740
America Movil SAB de CV
6.38%, 03/01/2035	100	123

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)				Transportation (continued)
Sprint Communications Inc				Union Pacific Corp
6.00%, 11/15/2022		$1,025	$1,031	3.20%, 06/08/2021	$140	$141
7.00%, 08/15/2020		40	42	3.50%, 06/08/2023	2,400	2,464
Sprint Corp				4.30%, 03/01/2049	1,850	1,905
7.13%, 06/15/2024		1,645	1,649	4.38%, 11/15/2065	35	34
7.63%, 03/01/2026		425	425	XPO Logistics Inc
7.88%, 09/15/2023		1,730	1,802	6.50%, 06/15/2022(g)	91	93
Telecom Argentina SA						$13,290
6.50%, 06/15/2021		225	213	Trucking & Leasing - 0.19%
Telecom Italia Capital SA				Avolon Holdings Funding Ltd
6.38%, 11/15/2033		285	277	4.38%, 05/01/2026(g)	520	517
7.72%, 06/04/2038		80	83	5.13%, 10/01/2023(g)	625	648
Telecom Italia Finance SA				5.25%, 05/15/2024(g)	700	730
7.75%, 01/24/2033	EUR	150	219	5.50%, 01/15/2023(g)	1,975	2,064
Telecom Italia SpA/Milano				DAE Funding LLC
5.30%, 05/30/2024(g)		$680	677	4.50%, 08/01/2022(g)	1,055	1,066
5.88%, 05/19/2023	GBP	100	141	5.25%, 11/15/2021(g)	5	5
Telefonica Emisiones SA				5.75%, 11/15/2023(g)	680	712
5.21%, 03/08/2047		$1,765	1,821	Park Aerospace Holdings Ltd
T-Mobile USA Inc				5.50%, 02/15/2024(g)	315	332
4.00%, 04/15/2022		205	207			$6,074
4.50%, 02/01/2026		395	397	TOTAL BONDS		$1,946,686
5.13%, 04/15/2025		980	1,009	SENIOR FLOATING RATE INTERESTS	Principal
5.38%, 04/15/2027		50	53	- 0.88%	Amount (000's) Value (000's)
6.00%, 04/15/2024		345	359	Automobile Manufacturers - 0.05%
6.50%, 01/15/2024		190	197	Navistar Financial Corp
6.50%, 01/15/2026		1,515	1,621	6.25%, 07/30/2025(m)	$687	$687
Turkcell Iletisim Hizmetleri AS				US LIBOR + 3.75%
5.75%, 10/15/2025		200	183	Navistar Inc
VEON Holdings BV				5.70%, 11/06/2024(m)	887	886
3.95%, 06/16/2021(g)		1,175	1,172	US LIBOR + 3.50%
Verizon Communications Inc						$1,573
3.88%, 02/08/2029		2,940	3,042	Automobile Parts & Equipment - 0.04%
4.50%, 08/10/2033		3,225	3,458	Panther BF Aggregator 2 LP
5.01%, 08/21/2054		2,370	2,648	0.00%, 03/18/2026(m),(n)	1,200	1,204
5.25%, 03/16/2037		3,030	3,448	US LIBOR + 3.50%
Vodafone Group PLC
4.13%, 05/30/2025		2,280	2,352	Chemicals - 0.01%
Wind Tre SpA				Emerald Performance Materials LLC
5.00%, 01/20/2026(g)		755	690	10.23%, 08/01/2022(m)	405	397
			$66,312	US LIBOR + 6.75%
Textiles - 0.03%				Commercial Services - 0.05%
Delta Merlin Dunia Tekstil PT				Garda World Security Corp
8.63%, 03/12/2024(g)		1,000	1,029	6.12%, 05/24/2024(m)	403	402
				US LIBOR + 3.50%
Toys, Games & Hobbies - 0.00%				Refinitiv US Holdings Inc
Mattel Inc				6.23%, 09/18/2025(m)	1,122	1,109
6.75%, 12/31/2025(g)		100	100	US LIBOR + 3.75%
Transportation - 0.43%						$1,511
Burlington Northern Santa Fe LLC				Computers - 0.02%
4.38%, 09/01/2042		870	929	McAfee LLC
CSX Corp				10.98%, 09/29/2025(m)	546	551
4.75%, 11/15/2048		1,955	2,123	US LIBOR + 8.50%
Eletson Holdings Inc / Eletson Finance US LLC /
Agathonissos Finance LLC				Consumer Products - 0.00%
0.00%, 01/15/2022(a),(i)		1,749	651	Prestige Brands Inc
Kazakhstan Temir Zholy National Co JSC				4.48%, 01/26/2024(m)	11	11
4.85%, 11/17/2027(g)		650	672	US LIBOR + 2.00%
Navios Maritime Acquisition Corp / Navios				Diversified Financial Services - 0.05%
Acquisition Finance US Inc				Russell Investments US Institutional Holdco Inc
8.13%, 11/15/2021(g)		2,805	2,328	5.85%, 06/01/2023(m)	1,597	1,592
Navios Maritime Holdings Inc / Navios Maritime				US LIBOR + 3.25%
Finance II US Inc				Electrical Components & Equipment - 0.04%
7.38%, 01/15/2022(g)		1,230	806	Energizer Holdings Inc
11.25%, 08/15/2022(g)		715	483	4.75%, 12/17/2025(m)	1,287	1,287
Navios South American Logistics Inc / Navios				US LIBOR + 2.25%
Logistics Finance US Inc
7.25%, 05/01/2022(g)		720	661

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Entertainment - 0.06%			Retail (continued)
CCM Merger Inc			Claire's Stores Inc
4.73%, 08/06/2021(m)	$268	$268	0.75%, 10/12/2022(m)	$11	$11
US LIBOR + 2.25%			US LIBOR + 7.50%
Eldorado Resorts Inc			9.94%, 10/12/2038(m)	37	53
4.75%, 04/17/2024(m)	1,395	1,393	US LIBOR + 7.50%
US LIBOR + 2.25%			IRB Holding Corp
Lions Gate Capital Holdings LLC			5.72%, 01/17/2025(m)	333	332
4.73%, 03/24/2025(m)	310	308	US LIBOR + 3.25%
US LIBOR + 2.25%			PetSmart Inc
		$1,969	6.73%, 03/11/2022(m)	1,079	1,039
Environmental Control - 0.01%			US LIBOR + 3.00%
Filtration Group Corp					$2,138
5.48%, 03/31/2025(m)	262	263	Telecommunications - 0.08%
US LIBOR + 3.00%			Avaya Inc
Food - 0.03%			6.72%, 12/16/2024(m)	1,345	1,348
JBS USA LUX SA			US LIBOR + 4.25%
5.11%, 10/30/2022(m)	1	—	Level 3 Parent LLC
US LIBOR + 2.50%			4.67%, 02/22/2024(m)	60	60
Post Holdings Inc			US LIBOR + 2.25%
4.49%, 05/24/2024(m)	920	920	Maxar Technologies Ltd
US LIBOR + 2.00%			5.24%, 10/05/2024(m)	1,506	1,211
		$920	US LIBOR + 2.75%
Healthcare - Products - 0.00%					$2,619
Agiliti Health Inc			TOTAL SENIOR FLOATING RATE INTERESTS		$27,644
5.56%, 01/04/2026(m)	10	10	U.S. GOVERNMENT & GOVERNMENT	Principal
US LIBOR + 3.00%			AGENCY OBLIGATIONS - 40.27%	Amount (000's) Value (000's)
Healthcare - Services - 0.06%			Federal Home Loan Mortgage Corporation (FHLMC) - 2.62%
MPH Acquisition Holdings LLC			3.00%, 01/01/2043	$2,783	$2,765
5.35%, 06/07/2023(m)	1,770	1,751	3.00%, 02/01/2043	1,168	1,161
US LIBOR + 3.00%			3.00%, 03/01/2043	487	484
Insurance - 0.05%			3.00%, 01/01/2047	22,050	21,869
Asurion LLC			3.50%, 11/01/2046	4,516	4,596
5.48%, 11/03/2023(m)	220	220	3.50%, 03/01/2048	1,063	1,078
US LIBOR + 3.00%			4.00%, 02/01/2046	11,896	12,309
Genworth Holdings Inc			4.00%, 04/01/2048	94	96
6.99%, 03/07/2023(m)	1,275	1,285	4.00%, 08/01/2048	11,152	11,590
US LIBOR + 4.50%			4.50%, 04/01/2031	794	834
		$1,505	4.50%, 04/01/2041	5,042	5,358
			4.50%, 12/01/2043	4,374	4,615
Lodging - 0.02%			4.50%, 09/01/2044	5,814	6,117
Golden Nugget LLC			4.50%, 03/01/2046	1,129	1,205
5.23%, 10/04/2023(m)	660	661	4.50%, 05/01/2048	227	238
US LIBOR + 2.75%			5.00%, 06/01/2031	630	667
Oil & Gas - 0.06%			5.00%, 09/01/2039	1,681	1,810
California Resources Corp			5.11%, 01/01/2034	42	42
7.23%, 12/31/2022(m)	1,130	1,093	1.00 x US Treasury Yield Curve Rate T
US LIBOR + 4.75%			Note Constant Maturity 1 Year + 2.37%
12.85%, 12/31/2021(m)	930	955	5.50%, 08/01/2023	249	254
US LIBOR + 10.37%			5.50%, 05/01/2033	54	59
		$2,048	5.50%, 10/01/2033	43	46
Pharmaceuticals - 0.18%			5.50%, 12/01/2033	615	674
Bausch Health Americas Inc			5.50%, 11/01/2036	535	584
5.22%, 11/14/2025(m)	1,492	1,492	5.50%, 04/01/2038	175	193
US LIBOR + 2.75%			5.50%, 08/01/2038	389	434
5.47%, 05/19/2025(m)	2,178	2,187	5.50%, 03/01/2040	604	660
US LIBOR + 3.00%			6.00%, 03/01/2022	7	7
Endo International PLC			6.00%, 07/01/2023	117	127
6.75%, 04/29/2024(m)	1,980	1,955	6.00%, 06/01/2028	2	2
US LIBOR + 4.25%			6.00%, 01/01/2029	1	1
		$5,634	6.00%, 12/01/2031	26	29
Retail - 0.07%			6.00%, 12/01/2032	25	28
Academy Ltd			6.00%, 02/01/2033	122	132
6.49%, 07/01/2022(m)	949	703	6.00%, 12/01/2033	31	35
US LIBOR + 4.00%			6.00%, 10/01/2036	198	220
			6.00%, 01/01/2038	12	13
			6.00%, 01/01/2038	258	293
			6.00%, 07/01/2038	1,064	1,207
			6.50%, 03/01/2029	5	5

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
6.50%, 05/01/2029	$7	$8	Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
6.50%, 04/01/2031	3	3	3.50%, 05/01/2043	$383	$391
6.50%, 09/01/2031	2	2	3.50%, 07/01/2043	1,550	1,580
6.50%, 02/01/2032	2	2	3.50%, 09/01/2044	5,706	5,812
6.50%, 05/01/2032	9	10	3.50%, 11/01/2044	4,215	4,281
6.50%, 04/01/2035	67	76	3.50%, 03/01/2045	7,589	7,736
6.50%, 10/01/2035	52	60	3.50%, 04/01/2045	3,756	3,817
7.00%, 12/01/2029	5	6	3.50%, 08/01/2045	5,904	6,031
7.00%, 06/01/2030	12	13	3.50%, 11/01/2045	11,999	12,246
7.00%, 12/01/2030	4	4	3.50%, 01/01/2046	5,312	5,429
7.00%, 09/01/2031	1	1	3.50%, 10/01/2046	4,566	4,639
7.50%, 09/01/2030	1	1	3.50%, 11/01/2046	12,743	13,000
7.50%, 01/01/2031	6	7	3.50%, 12/01/2046	7,922	8,048
7.50%, 03/01/2031	2	2	3.50%, 12/01/2046	5,731	5,819
7.50%, 02/01/2032	3	3	3.50%, 01/01/2047	14,661	14,977
8.00%, 09/01/2030	46	48	3.50%, 01/01/2047	13,760	14,055
		$82,083	3.50%, 04/01/2047	237	241
Federal National Mortgage Association (FNMA) - 5.15%			3.50%, 08/01/2047	14,998	15,292
3.00%, 05/01/2028(o)	68,000	68,341	3.50%, 10/01/2047	1,330	1,355
3.50%, 05/01/2030(o)	5,000	5,106	3.50%, 10/01/2047	178	181
3.50%, 05/01/2043(o)	5,000	5,045	3.50%, 11/01/2047	5,883	5,991
3.72%, 10/01/2034	48	49	3.50%, 11/01/2047	5,894	5,992
1.00 x 6 Month USD LIBOR + 1.13%			3.50%, 12/01/2047	10,878	11,077
4.00%, 05/01/2045(o)	7,000	7,183	3.50%, 01/01/2048	12,040	12,248
4.27%, 07/01/2033	502	521	3.50%, 03/01/2048	8,697	8,842
1.00 x 12 Month USD LIBOR + 1.55%			3.50%, 04/01/2048	14,529	14,780
4.49%, 08/01/2035	104	109	3.50%, 04/01/2048	13,898	14,129
1.00 x 12 Month USD LIBOR + 1.74%			4.00%, 08/01/2020	201	207
4.50%, 05/01/2045(o)	57,000	59,310	4.00%, 02/01/2031	298	309
4.51%, 04/01/2036	102	106	4.00%, 03/01/2034	746	778
1.00 x 12 Month USD LIBOR + 1.58%			4.00%, 04/01/2034	4,112	4,289
4.73%, 02/01/2036	16	17	4.00%, 04/01/2042	4,013	4,186
1.00 x 12 Month USD LIBOR + 1.61%			4.00%, 05/01/2044	3,972	4,125
4.85%, 01/01/2033	46	47	4.00%, 06/01/2044	6,312	6,527
1.00 x US Treasury Yield Curve Rate T			4.00%, 10/01/2045	5,114	5,295
Note Constant Maturity 1 Year + 2.14%			4.00%, 04/01/2047	6,771	7,032
4.92%, 04/01/2033	73	77	4.00%, 05/01/2047	17,661	18,213
1.00 x 6 Month USD LIBOR + 2.26%			4.00%, 06/01/2047	17,856	18,530
4.94%, 03/01/2035	1,694	1,798	4.00%, 06/01/2047	1,757	1,812
1.00 x US Treasury Yield Curve Rate T			4.00%, 10/01/2047	6,714	6,924
Note Constant Maturity 1 Year + 2.62%			4.00%, 11/01/2047	16,306	16,957
5.00%, 07/01/2044	2,529	2,699	4.00%, 04/01/2048	2,972	3,089
5.00%, 05/01/2045(o)	10,000	10,540	4.00%, 04/01/2048	20,090	20,885
		$160,948	4.00%, 06/01/2048	46	47
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			4.00%, 10/01/2048	4,864	5,056
Corporation (FHLMC) Uniform Mortgage-Backed Security - 14.29%			4.00%, 06/01/2049(o)	11,500	11,794
2.50%, 04/01/2028	2,272	2,261	4.50%, 04/01/2024	825	849
2.50%, 06/01/2028	157	156	4.50%, 09/01/2040	822	871
2.50%, 09/01/2029	749	743	4.50%, 06/01/2044	963	1,019
3.00%, 07/01/2028	3,999	4,027	4.50%, 12/01/2044	7,548	7,942
3.00%, 10/01/2029	98	99	5.00%, 05/01/2040	4,432	4,767
3.00%, 10/01/2030	4,066	4,096	5.00%, 11/01/2048	4,654	4,908
3.00%, 08/01/2034	4,592	4,596	5.50%, 06/01/2020	21	21
3.00%, 10/01/2034	2,367	2,369	5.50%, 09/01/2020	160	161
3.00%, 12/01/2040	179	178	5.50%, 02/01/2023	23	24
3.00%, 11/01/2042	557	553	5.50%, 06/01/2023	80	85
3.00%, 04/01/2043	574	570	5.50%, 07/01/2023	2	2
3.00%, 04/01/2043	22,507	22,358	5.50%, 07/01/2033	115	126
3.00%, 05/01/2043	850	845	5.50%, 09/01/2033	152	167
3.00%, 05/01/2043	4,920	4,887	5.50%, 08/01/2036	1,258	1,385
3.00%, 08/01/2043	3,688	3,664	5.50%, 02/01/2037	41	44
3.00%, 03/01/2048	12,486	12,364	5.50%, 04/01/2038	1,888	2,064
3.50%, 04/01/2030	6,333	6,482	5.50%, 12/01/2038	1,057	1,161
3.50%, 02/01/2033	43	44	5.50%, 05/01/2040	473	509
3.50%, 10/01/2033	2,615	2,677	6.00%, 02/01/2023	9	9
3.50%, 08/01/2034	1,917	1,963	6.00%, 11/01/2035	981	1,097
3.50%, 08/01/2038	4,655	4,741	6.00%, 02/01/2038	425	466
3.50%, 01/01/2041	243	247	6.00%, 05/01/2038	32	35

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			Government National Mortgage Association (GNMA) (continued)
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)			6.00%, 02/15/2033	$30	$33
6.00%, 08/01/2038	$314	$345	6.00%, 12/15/2033	40	45
6.00%, 08/01/2038	220	238	6.50%, 03/20/2028	5	5
6.00%, 03/01/2040	2,504	2,796	6.50%, 05/20/2029	5	5
6.50%, 05/01/2022	3	3	6.50%, 10/15/2032	15	16
6.50%, 12/01/2031	2	3	6.50%, 12/15/2032	51	55
6.50%, 02/01/2032	2	2	7.00%, 06/15/2031	9	11
6.50%, 02/01/2032	2	2	7.00%, 07/15/2031	1	2
6.50%, 04/01/2032	7	7	7.00%, 06/15/2032	78	87
6.50%, 06/01/2032	1	1	8.00%, 01/20/2031	4	4
6.50%, 08/01/2032	7	8			$221,245
6.50%, 07/01/2037	184	205	U.S. Treasury - 10.80%
6.50%, 07/01/2037	285	320	1.00%, 02/15/2049	55	56
6.50%, 12/01/2037	250	287	1.25%, 10/31/2021	16,900	16,490
6.50%, 02/01/2038	340	387	1.38%, 03/31/2020	115	114
6.50%, 03/01/2038	99	109	1.50%, 01/31/2022	2,025	1,985
6.50%, 09/01/2038	367	418	1.50%, 08/15/2026	1,000	939
7.00%, 03/01/2032	22	24	1.63%, 10/31/2023	13,800	13,415
7.50%, 08/01/2032	5	6	1.75%, 04/30/2022	125	123
		$446,837	2.00%, 05/31/2021	4,540	4,515
Government National Mortgage Association (GNMA) - 7.08%			2.00%, 10/31/2022	35,000	34,701
3.00%, 06/20/2043	3,059	3,058	2.50%, 12/31/2020	35,000	35,108
3.00%, 01/20/2045	1,532	1,532	2.50%, 05/15/2024	30,000	30,292
3.00%, 01/20/2046	5,893	5,898	3.00%, 09/30/2025	26,000	26,960
3.00%, 06/20/2046	842	842	3.00%, 11/15/2044(p)	23,400	23,740
3.00%, 07/20/2046	17,957	17,950	3.00%, 05/15/2045	35,045	35,562
3.00%, 12/20/2046	2,650	2,649	3.00%, 11/15/2045	39,000	39,568
3.00%, 11/20/2048	6,282	6,273	3.13%, 05/15/2048	13,750	14,244
3.50%, 03/15/2042	1,218	1,246	3.75%, 11/15/2043(q)	4,035	4,634
3.50%, 04/15/2042	1,226	1,253	3.88%, 08/15/2040	44,545	52,097
3.50%, 05/01/2043	29,500	29,986	4.75%, 02/15/2037	2,300	2,971
3.50%, 09/20/2044	83	85			$337,514
3.50%, 09/20/2047	1,687	1,721	U.S. Treasury Inflation-Indexed Obligations - 0.33%
3.50%, 03/20/2048	4,619	4,698	0.13%, 04/15/2021	901	894
3.50%, 06/20/2048	9,286	9,445	0.13%, 01/15/2022	603	598
3.75%, 07/20/2043	289	295	0.13%, 07/15/2022	236	235
1.00 x US Treasury Yield Curve Rate T			0.13%, 01/15/2023	1,305	1,292
Note Constant Maturity 1 Year + 1.50%			0.13%, 07/15/2024	628	621
4.00%, 02/15/2042	870	903	0.13%, 07/15/2026	664	649
4.00%, 05/01/2043	14,000	14,417	0.38%, 07/15/2023	467	469
4.00%, 08/15/2045	3,453	3,568	0.38%, 07/15/2025	719	719
4.00%, 06/20/2046	865	893	0.38%, 01/15/2027	664	657
4.00%, 06/20/2047	5,904	6,094	0.38%, 07/15/2027	906	898
4.00%, 01/20/2048	22,483	23,371	0.63%, 01/15/2024	368	372
4.00%, 10/15/2048	7,675	7,966	0.75%, 02/15/2045	445	425
4.50%, 06/20/2025	2,139	2,230	1.00%, 02/15/2046	245	248
4.50%, 09/15/2039	335	356	1.00%, 02/15/2048	118	119
4.50%, 03/15/2040	2,467	2,598	1.25%, 07/15/2020	458	464
4.50%, 08/15/2040	4,422	4,656	1.38%, 02/15/2044	336	369
4.50%, 05/01/2043	30,000	31,106	2.13%, 02/15/2041	196	245
4.50%, 01/20/2048	5,049	5,251	3.38%, 04/15/2032	120	161
4.50%, 06/20/2048	9,578	9,965	3.88%, 04/15/2029	638	841
5.00%, 11/15/2033	1,695	1,818			$10,276
5.00%, 06/15/2034	32	34	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
5.00%, 10/20/2039	141	150	OBLIGATIONS		$1,258,903
5.00%, 07/20/2040	263	275	Total Investments		$3,374,381
5.00%, 02/15/2042	1,191	1,276	Other Assets and Liabilities - (7.94)%		(248,344)
5.00%, 05/01/2043	15,000	15,652	TOTAL NET ASSETS - 100.00%		$3,126,037
5.50%, 10/15/2033	589	651
5.50%, 05/20/2035	64	70
5.50%, 02/15/2038	560	619
6.00%, 07/20/2028	24	27
6.00%, 11/20/2028	23	25
6.00%, 01/20/2029	26	29
6.00%, 07/20/2029	6	7
6.00%, 08/15/2031	18	20
6.00%, 01/15/2032	3	3
6.00%, 02/15/2032	19	21

See accompanying notes.

Schedule of Investments Core Plus Bond Fund April 30, 2019 (unaudited)

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $23,397 or 0.75% of net assets.
(d)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(e)	Current yield shown is as of period end.
(f)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $516,699 or 16.53% of net assets.
(h)	Security purchased on a when-issued basis.
(i)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(j)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(k)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(l)	Security is an Interest Only Strip.
(m)	Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(n)	This Senior Floating Rate Note will settle after April 30, 2019, at which time the interest rate will be determined.
(o)	Security was purchased in a "to-be-announced" ("TBA") transaction. See Notes to Financial Statements for additional information.
(p)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,014 or 0.06% of net assets.
(q)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,400 or 0.08% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	39.76%
Government	12.62%
Financial	12.09%
Asset Backed Securities	8.88%
Consumer, Non-cyclical	6.37%
Energy	5.42%
Communications	5.37%
Money Market Funds	4.33%
Consumer, Cyclical	3.26%
Industrial	3.13%
Utilities	2.86%
Technology	2.26%
Basic Materials	1.56%
Investment Companies	0.03%
Other Assets and Liabilities	(7.94)%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2018					Purchases	Sales	April 30, 2019
				Value		Cost	Proceeds		Value
Principal Government Money Market Fund 2.38%				$193,677	$613,709		$671,985		$135,401
				$193,677	$613,709		$671,985		$135,401

				Realized Gain/Loss		Realized Gain from		Change in Unrealized
	Income			on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%		$1,399	$		— $		— $		—
		$1,399	$		— $		— $		—
Amounts in thousands

Futures Contracts

Description and Expiration Date		Type		Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
US 10 Year Note; June 2019		Long		88		$10,883	$		92
US 2 Year Note; June 2019		Short		118		25,135			27
US 5 Year Note; June 2019		Short		42		4,857			—
US Long Bond; June 2019		Long		185		27,282			239
US Ultra Bond; June 2019		Long		66		10,843			171
Total							$		529

Amounts in thousands except contracts.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date	Currency to Accept				Currency to Deliver		Asset	Liability
Barclays Bank PLC	05/10/2019	$		5,544	GBP		4,220	$39	$—
Barclays Bank PLC	05/10/2019	GBP		470 $			617	—	(4)
Barclays Bank PLC	05/10/2019	CAD		5,300 $			4,024	—	(67)
Barclays Bank PLC	05/10/2019	$		5,011	CAD		6,600	83	—
Barclays Bank PLC	05/10/2019	CHF		545 $			551	—	(16)
Barclays Bank PLC	05/10/2019	$		551	CHF		545	16	—
Goldman Sachs & Co	05/10/2019			$26,142	EUR		22,700	665	—
Goldman Sachs & Co	05/10/2019	EUR		5,500 $			6,334	—	(161)
Goldman Sachs & Co	05/10/2019	JPY		155,500 $			1,430	—	(33)

See accompanying notes.

Schedule of Investments
Core Plus Bond Fund
April 30, 2019 (unaudited)

Foreign Currency Contracts (continued)

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver				Asset		Liability
Goldman Sachs & Co	05/10/2019			$1,430	JPY		155,500		$33		$—
Total									$836		$(281)
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Buy Protection
	Implied Credit
	Spread as		(Pay)/				Upfront		Unrealized
	of April 30,		Receive Fixed	Payment		Notional	Payments/		Appreciation/
Reference Entity	2019	(a)	Rate	Frequency	Maturity Date	Amount	(Receipts)		(Depreciation)		Fair Value
CDX.NA.HY.31	N/A		(5.00)%	Quarterly	12/20/2023	$45,105	$(2,513	)$	(1,296	)$	(3,809)
Total							$(2,513	)$	(1,296	)$	(3,809)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Diversified International Fund
April 30, 2019 (unaudited)

COMMON STOCKS - 95.73%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 1.42%			Distribution & Wholesale - 3.33%
CAE Inc	1,831,200 $	42,592	Ferguson PLC	1,256,723	$89,436
Safran SA	531,756	77,509	ITOCHU Corp	5,822,300	105,055
Thales SA	406,793	48,603	Mitsubishi Corp	4,307,300	118,656
		$168,704	Sumitomo Corp	5,822,100	83,447
Agriculture - 0.47%					$396,594
Swedish Match AB	1,145,466	55,852	Diversified Financial Services - 1.58%
Apparel - 2.26%			Housing Development Finance Corp Ltd	2,092,219	60,023
Adidas AG	249,043	64,151	ORIX Corp	6,033,990	85,477
Fila Korea Ltd	484,212	34,244	Shinhan Financial Group Co Ltd	1,142,172	43,168
LVMH Moet Hennessy Louis Vuitton SE	363,435	142,691			$188,668
Moncler SpA	681,167	28,006	Electric - 2.20%
		$269,092	Chubu Electric Power Co Inc	3,075,900	44,728
Automobile Manufacturers - 4.17%			Enel SpA	13,805,987	87,422
Ferrari NV	525,561	71,283	Iberdrola SA	11,339,089	103,043
Honda Motor Co Ltd	2,426,200	67,698	Korea Electric Power Corp	1,101,737	26,672
Isuzu Motors Ltd	3,044,000	43,842			$261,865
Kia Motors Corp	2,274,862	88,182	Electrical Components & Equipment - 0.39%
Maruti Suzuki India Ltd	673,018	64,488	Delta Electronics Inc	8,812,000	46,511
Toyota Motor Corp	2,593,400	160,559	Electronics - 1.24%
		$496,052	Halma PLC	1,752,353	41,232
Banks - 10.52%			Hoya Corp	1,510,004	106,648
Banco do Brasil SA	3,211,300	40,597			$147,880
Bangkok Bank PCL	4,303,600	28,196	Energy - Alternate Sources - 0.58%
Bank Leumi Le-Israel BM	8,836,317	60,511	Vestas Wind Systems A/S	768,503	69,537
Credicorp Ltd	339,899	80,522	Engineering & Construction - 2.11%
DBS Group Holdings Ltd	3,427,400	71,274	ACS Actividades de Construccion y Servicios SA	2,122,642	97,613
DNB ASA	3,751,207	72,133	Larsen & Toubro Ltd	2,285,981	44,335
Erste Group Bank AG	1,765,414	70,645	Vinci SA	1,079,296	109,005
HDFC Bank Ltd ADR	366,987	42,075			$250,953
Industrial Bank Co Ltd	17,738,978	52,531	Food - 5.00%
ING Groep NV	6,383,493	81,454	MEIJI Holdings Co Ltd	573,600	45,215
Krung Thai Bank PCL	71,181,700	42,165	Nestle India Ltd	148,648	23,289
Lloyds Banking Group PLC	129,006,632	105,506	Nestle SA	2,874,409	276,741
Macquarie Group Ltd	1,257,437	119,499	Seven & i Holdings Co Ltd	1,561,300	54,032
Mediobanca Banca di Credito Finanziario SpA	5,769,691	61,155	Tesco PLC	30,702,353	100,171
Skandinaviska Enskilda Banken AB	4,465,337	42,633	Uni-President Enterprises Corp	28,142,000	66,884
Swedbank AB	5,437,331	88,842	X5 Retail Group NV	961,890	29,211
Toronto-Dominion Bank/The	2,472,500	141,038			$595,543
United Overseas Bank Ltd	2,511,900	51,440
		$1,252,216	Food Service - 0.67%
Beverages - 2.69%			Compass Group PLC	3,508,389	79,830
Carlsberg A/S	264,458	34,194	Forest Products & Paper - 0.83%
Coca-Cola Bottlers Japan Holdings Inc	1,487,700	36,734	Mondi PLC	3,085,403	67,803
Coca-Cola HBC AG (a)	1,474,699	52,817	Suzano SA	2,949,400	30,764
Diageo PLC	2,538,649	107,024			$98,567
Jiangsu Yanghe Brewery Joint-Stock Co Ltd	3,436,246	60,046	Hand & Machine Tools - 0.11%
Thai Beverage PCL	47,257,300	29,191	Techtronic Industries Co Ltd	1,861,000	13,467
		$320,006	Healthcare - Products - 0.99%
Biotechnology - 1.45%			Alcon Inc (a)	394,811	22,737
CSL Ltd	702,369	98,516	Carl Zeiss Meditec AG	431,963	42,488
Lonza Group AG (a)	238,959	73,797	Sonova Holding AG	114,216	23,069
		$172,313	Straumann Holding AG	36,907	29,827
Building Materials - 0.26%					$118,121
Anhui Conch Cement Co Ltd	5,165,825	30,677	Healthcare - Services - 0.59%
Chemicals - 1.59%			ICON PLC (a)	514,750	70,305
Koninklijke DSM NV	589,208	67,389	Home Builders - 0.75%
Nitto Denko Corp	964,700	52,158	Persimmon PLC	1,499,861	43,815
Nutrien Ltd	1,297,400	70,366	Taylor Wimpey PLC	19,321,867	45,809
		$189,913			$89,624
Commercial Services - 0.55%			Home Furnishings - 1.22%
Brambles Ltd	4,343,624	36,911	Howden Joinery Group PLC	6,631,350	44,038
CCR SA	9,337,800	28,148	Sony Corp	2,021,500	101,819
		$65,059			$145,857
Computers - 1.63%			Insurance - 6.35%
Capgemini SE	310,220	37,647	ASR Nederland NV	1,279,811	56,944
Logitech International SA	2,383,008	93,380	BB Seguridade Participacoes SA	7,103,550	51,486
Obic Co Ltd	544,200	63,179	Fairfax Financial Holdings Ltd	107,900	51,456
		$194,206	Hannover Rueck SE	420,354	63,478

See accompanying notes.

Schedule of Investments
Diversified International Fund
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Semiconductors - 3.43%
Legal & General Group PLC	30,163,466 $	109,691	Samsung Electronics Co Ltd	4,702,384	$184,885
NN Group NV	2,321,547	101,312	Taiwan Semiconductor Manufacturing Co Ltd	26,645,544	223,717
Prudential PLC	5,239,342	119,045			$408,602
Swiss Life Holding AG	241,190	113,390	Software - 3.23%
Tokio Marine Holdings Inc	1,764,700	89,409	Amadeus IT Group SA	1,128,645	89,949
		$756,211	Capcom Co Ltd	1,692,900	38,198
Internet - 2.95%			Dassault Systemes SE	494,013	78,234
Alibaba Group Holding Ltd ADR(a)	919,436	170,620	Nemetschek SE	106,001	19,610
Tencent Holdings Ltd	3,654,832	180,138	SimCorp A/S	299,297	29,382
		$350,758	Tech Mahindra Ltd	4,659,718	56,048
Investment Companies - 1.00%			Ubisoft Entertainment SA (a)	762,289	72,828
EXOR NV	483,938	32,270			$384,249
Investor AB	1,809,759	86,311	Telecommunications - 5.03%
		$118,581	China Mobile Ltd	7,009,000	66,876
Lodging - 0.22%			Deutsche Telekom AG	4,425,226	74,145
Huazhu Group Ltd ADR	623,315	26,429	Nice Ltd ADR(a)	432,688	59,650
Machinery - Diversified - 1.16%			Orange SA	3,237,025	50,590
Amada Holdings Co Ltd	3,681,200	41,267	SK Telecom Co Ltd	305,441	64,786
Keyence Corp	94,200	58,855	SoftBank Group Corp	1,199,200	127,153
Valmet OYJ	1,394,263	38,408	Telefonaktiebolaget LM Ericsson	10,559,810	104,459
		$138,530	Telenor ASA	2,581,048	51,884
Mining - 1.54%					$599,543
Anglo American PLC	2,424,872	62,925	Toys, Games & Hobbies - 0.60%
Rio Tinto Ltd	1,780,573	120,015	Nintendo Co Ltd	207,400	71,432
		$182,940	Transportation - 1.34%
Office & Business Equipment - 0.32%			Canadian National Railway Co	1,723,648	160,104
Konica Minolta Inc	3,742,800	37,584	TOTAL COMMON STOCKS	$11,399,464
Oil & Gas - 5.63%			INVESTMENT COMPANIES - 3.44%	Shares Held Value (000's)
BP PLC	24,005,982	174,565	Money Market Funds - 3.44%
Husky Energy Inc	2,397,900	26,025	Principal Government Money Market Fund	409,913,303	409,913
LUKOIL PJSC ADR	746,213	63,359	2.38%(b),(c)
Neste Oyj	3,218,235	106,372	TOTAL INVESTMENT COMPANIES		$409,913
PTT PCL	52,668,000	80,411	PREFERRED STOCKS - 0.39%	Shares Held Value (000's)
Reliance Industries Ltd	7,207,251	144,386	Investment Companies - 0.39%
Suncor Energy Inc	2,290,300	75,528	Itausa - Investimentos Itau SA 0.08%	14,949,589	$45,522
		$670,646	TOTAL PREFERRED STOCKS		$45,522
Pharmaceuticals - 4.55%			Total Investments	$11,854,899
Merck KGaA	524,291	55,885	Other Assets and Liabilities - 0.44%		52,907
Novartis AG	1,974,055	161,754	TOTAL NET ASSETS - 100.00%	$11,907,806
Novo Nordisk A/S	2,124,358	104,082
Roche Holding AG	833,160	219,840	(a) Non-income producing security
		$541,561	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Pipelines - 0.62%			Investment Company Act of 1940) or an affiliate as defined by the Investment
TransCanada Corp	1,543,600	73,672	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Private Equity - 2.90%			shares of the security). Please see affiliated sub-schedule for transactional
3i Group PLC	10,128,939	141,729	information.
Brookfield Asset Management Inc	3,675,502	177,204	(c) Current yield shown is as of period end.
Intermediate Capital Group PLC	1,674,291	25,874
		$344,807
Real Estate - 2.28%
CK Asset Holdings Ltd	6,943,500	55,829
LEG Immobilien AG	388,070	45,280
Vonovia SE	1,851,716	92,543
Wharf Real Estate Investment Co Ltd	10,243,000	78,505
		$272,157
REITs - 0.40%
Dexus	5,413,746	47,797
Retail - 3.58%
Alimentation Couche-Tard Inc	2,445,546	144,192
ANTA Sports Products Ltd	10,769,000	75,740
Atacadao SA	3,354,800	18,164
Grafton Group PLC	1,123,815	12,952
Li Ning Co Ltd (a)	20,383,500	37,031
Pan Pacific International Holdings Corp	611,800	39,427
Wal-Mart de Mexico SAB de CV	33,675,578	98,943
		$426,449

See accompanying notes.

Schedule of Investments
Diversified International Fund
April 30, 2019 (unaudited)

Portfolio Summary (unaudited)
Country		Percent
Japan		14.05%
United Kingdom		11.68%
Switzerland		9.70%
Canada		8.08%
China		5.32%
France		5.19%
Germany		3.84%
Korea, Republic Of		3.70%
India		3.64%
United States		3.44%
Sweden		3.19%
Netherlands		2.84%
Taiwan, Province Of China		2.83%
Australia		2.54%
Spain		2.45%
Italy		2.07%
Denmark		1.99%
Brazil		1.81%
Hong Kong		1.80%
Thailand		1.52%
Finland		1.21%
Norway		1.05%
Singapore		1.03%
Israel		1.01%
Mexico		0.83%
Russian Federation		0.78%
Ireland		0.70%
Peru		0.68%
Austria		0.59%
Other Assets and Liabilities		0.44%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2018		Purchases	Sales	April 30, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%		$269,817	$1,545,865	$1,405,769	$409,913
		$269,817	$1,545,865	$1,405,769	$409,913

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$2,614	$	— $	— $	—
	$2,614	$	— $	— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Equity Income Fund
April 30, 2019 (unaudited)

COMMON STOCKS - 98.38%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 0.40%			Miscellaneous Manufacturers - 1.90%
Boeing Co/The	77,680	$29,339	3M Co	211,789	$40,136
Airlines - 1.53%			Parker-Hannifin Corp	558,690	101,168
Delta Air Lines Inc	1,951,714	113,766			$141,304
Apparel - 0.91%			Oil & Gas - 6.95%
VF Corp	714,724	67,477	Chevron Corp	763,476	91,663
Automobile Manufacturers - 1.57%			Cimarex Energy Co	1,086,830	74,622
PACCAR Inc	1,627,910	116,672	EOG Resources Inc	342,868	32,932
Automobile Parts & Equipment - 1.63%			Exxon Mobil Corp	577,448	46,358
Magna International Inc	2,173,611	120,940	Marathon Petroleum Corp	1,858,806	113,146
			Occidental Petroleum Corp	468,788	27,602
Banks - 10.30%			Royal Dutch Shell PLC - B shares ADR	1,996,862	129,576
Bank of Nova Scotia/The	2,150,115	118,385			$515,899
JPMorgan Chase & Co	1,847,865	214,445
PNC Financial Services Group Inc/The	1,335,044	182,808	Pharmaceuticals - 7.60%
SunTrust Banks Inc	1,528,712	100,100	Johnson & Johnson	260,866	36,834
US Bancorp	2,793,874	148,969	Merck & Co Inc	2,014,614	158,570
		$764,707	Novartis AG ADR	1,219,237	100,258
			Pfizer Inc	3,090,424	125,502
Beverages - 0.93%			Roche Holding AG ADR	4,316,267	142,696
Coca-Cola Co/The	1,409,336	69,142			$563,860
Chemicals - 3.35%			Pipelines - 1.89%
Air Products & Chemicals Inc	397,510	81,804	Enterprise Products Partners LP	4,898,113	140,233
Albemarle Corp	596,766	44,793
Dow Inc	394,031	22,353	Private Equity - 2.19%
DowDuPont Inc	1,182,094	45,452	KKR & Co Inc	6,653,999	162,690
PPG Industries Inc	459,024	53,935	REITs - 3.98%
		$248,337	Alexandria Real Estate Equities Inc	408,374	58,148
Computers - 3.28%			Digital Realty Trust Inc	1,076,684	126,736
Accenture PLC - Class A	322,575	58,925	Simon Property Group Inc	637,919	110,807
Apple Inc	918,008	184,217			$295,691
		$243,142	Retail - 3.52%
Diversified Financial Services - 4.58%			Costco Wholesale Corp	523,744	128,595
BlackRock Inc	318,932	154,758	Starbucks Corp	1,708,289	132,700
Discover Financial Services	2,272,472	185,184			$261,295
		$339,942	Semiconductors - 4.08%
Electric - 7.23%			Applied Materials Inc	2,007,315	88,462
Eversource Energy	1,413,149	101,266	Microchip Technology Inc	1,272,769	127,137
NextEra Energy Inc	492,827	95,825	Taiwan Semiconductor Manufacturing Co Ltd	1,997,510	87,531
Sempra Energy	940,611	120,351	ADR
WEC Energy Group Inc	1,351,152	105,971			$303,130
Xcel Energy Inc	2,009,599	113,543	Software - 3.23%
		$536,956	Fidelity National Information Services Inc	665,536	77,155
Electronics - 1.14%			Microsoft Corp	739,891	96,630
Honeywell International Inc	489,578	85,006	SAP SE ADR	513,152	66,125
					$239,910
Food - 3.59%			Telecommunications - 3.45%
Hormel Foods Corp	2,212,075	88,350
Kroger Co/The	3,298,754	85,042	BCE Inc	2,799,213	125,237
Tyson Foods Inc	1,239,819	92,999	Verizon Communications Inc	2,293,271	131,152
		$266,391			$256,389
Healthcare - Products - 5.16%			Toys, Games & Hobbies - 2.26%
Abbott Laboratories	1,721,500	136,962	Hasbro Inc	1,647,182	167,782
Becton Dickinson and Co	447,408	107,709	Transportation - 1.33%
Medtronic PLC	1,555,350	138,131	Union Pacific Corp	556,752	98,566
		$382,802	TOTAL COMMON STOCKS		$7,303,138
Healthcare - Services - 1.09%			INVESTMENT COMPANIES - 1.49%	Shares Held Value (000's)
HCA Healthcare Inc	635,383	80,840	Money Market Funds - 1.49%
Insurance - 6.54%			Principal Government Money Market Fund	110,759,391	110,759
Allstate Corp/The	1,052,390	104,250	2.38%(a),(b)
			TOTAL INVESTMENT COMPANIES		$110,759
Chubb Ltd	1,121,443	162,833	Total Investments		$7,413,897
Fidelity National Financial Inc	3,351,019	133,873	Other Assets and Liabilities - 0.13%		9,474
Swiss Re AG ADR	3,500,210	84,233	TOTAL NET ASSETS - 100.00%		$7,423,371
		$485,189
Machinery - Diversified - 1.12%
Deere & Co	502,222	83,183	(a) Affiliated Security. Security is either an affiliate (and registered under the
Media - 1.65%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Walt Disney Co/The	894,778	122,558	Company Act of 1940 (controls 5.0% or more of the outstanding voting
			shares of the security). Please see affiliated sub-schedule for transactional information.
			(b) Current yield shown is as of period end.

See accompanying notes.

Schedule of Investments
Equity Income Fund
April 30, 2019 (unaudited)

Portfolio Summary (unaudited)
Sector	Percent
Financial	27.59%
Consumer, Non-cyclical	18.37%
Consumer, Cyclical	11.42%
Technology	10.59%
Energy	8.84%
Utilities	7.23%
Industrial	5.89%
Communications	5.10%
Basic Materials	3.35%
Money Market Funds	1.49%
Other Assets and Liabilities	0.13%
TOTAL NET ASSETS	100.00%

Affiliated Securities	October 31, 2018		Purchases	Sales	April 30, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%	$97,178		$428,448	$414,867	$110,759
	$97,178		$428,448	$414,867	$110,759

	Realized Gain/Loss			Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$1,097 $	— $		— $	—
	$1,097 $	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments

Finisterre Unconstrained Emerging Markets Bond Fund April 30, 2019 (unaudited)

	Principal					Principal
BONDS - 83.25%	Amount (000's) Value (000's)			BONDS (continued)	Amount (000’s) Value (000’s)
Agriculture - 0.90%				Sovereign (continued)
JBS Investments II GmbH				Qatar Government International Bond
7.00%, 01/15/2026(a)		$1,000	$1,041	2.38%, 06/02/2021		$6,000	$5,929
Banks - 2.82%				Russian Federal Bond - OFZ
HSBC Holdings PLC				7.03%, 01/19/2028	RUB	237,100	3,471
6.25%, 12/31/2049(b),(c)		3,170	3,241	Saudi Government International Bond
USD Swap Rate NY 5 Year + 3.45%				2.38%, 10/26/2021		$5,000	4,927
Chemicals - 1.80%				4.50%, 10/26/2046		3,375	3,328
SASOL Financing USA LLC				Ukraine Government International Bond
5.88%, 03/27/2024		1,950	2,069	7.75%, 09/01/2023		3,950	3,813
Diversified Financial Services - 2.25%							$53,175
Unifin Financiera SAB de CV SOFOM ENR				Supranational Bank - 1.57%
7.00%, 01/15/2025		1,625	1,547	Banque Ouest Africaine de Developpement
7.25%, 09/27/2023		1,025	1,035	5.00%, 07/27/2027(a)		275	275
			$2,582	5.00%, 07/27/2027		1,525	1,526
Entertainment - 2.16%							$1,801
Resorts World Las Vegas LLC / RWLV Capital				Telecommunications - 8.03%
Inc				Bharti Airtel International Netherlands BV
4.63%, 04/16/2029(a)		2,500	2,480	5.35%, 05/20/2024		1,970	2,052
Food - 4.32%				Bharti Airtel Ltd
JBS Investments GmbH				4.38%, 06/10/2025		1,750	1,734
6.25%, 02/05/2023		2,980	3,025	C&W Senior Financing DAC
Marfrig Holdings Europe BV				7.50%, 10/15/2026(a)		400	415
8.00%, 06/08/2023		1,875	1,948	7.50%, 10/15/2026		1,200	1,245
			$4,973	Digicel International Finance Ltd / Digicel
				Holdings Bermuda Ltd
Iron & Steel - 2.44%				8.75%, 05/25/2024(a)		2,095	2,096
CSN Resources SA				MTN Mauritius Investments Ltd
7.63%, 04/17/2026(a)		2,800	2,801	5.37%, 02/13/2022		1,675	1,693
Oil & Gas - 10.71%							$9,235
Kosmos Energy Ltd				TOTAL BONDS			$95,712
7.13%, 04/04/2026(a)		2,190	2,195			Principal
Odebrecht Drilling Norbe VIII/IX Ltd				CONVERTIBLE BONDS - 3.31%	Amount (000's) Value (000's)
6.35%, 12/01/2021		1,616	1,596	Investment Companies - 3.31%
Odebrecht Offshore Drilling Finance Ltd				Aabar Investments PJSC
6.72%, 12/01/2022		1,087	1,035	0.50%, 03/27/2020	EUR	900	969
Petroleos Mexicanos				1.00%, 03/27/2022		2,800	2,832
6.35%, 02/12/2048		2,600	2,301				$3,801
Saudi Arabian Oil Co				TOTAL CONVERTIBLE BONDS			$3,801
2.88%, 04/16/2024(a)		1,500	1,477	U.S. GOVERNMENT & GOVERNMENT		Principal
Tengizchevroil Finance Co International Ltd				AGENCY OBLIGATIONS - 5.94%	Amount (000's) Value (000's)
4.00%, 08/15/2026		3,725	3,710	U.S. Treasury Bill - 5.94%
			$12,314	2.37%, 06/13/2019(d)		$6,850	$6,831
Sovereign - 46.25%				TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
1MDB Global Investments Ltd				OBLIGATIONS			$6,831
4.40%, 03/09/2023		3,600	3,374	Total Investments			$106,344
Costa Rica Government International Bond				Other Assets and Liabilities - 7.50%			8,624
4.37%, 05/22/2019		850	847	TOTAL NET ASSETS - 100.00%			$114,968
Ecuador Government International Bond
7.88%, 01/23/2028		2,570	2,477
Egypt Government International Bond				(a)	Security exempt from registration under Rule 144A of the Securities Act of
4.75%, 04/11/2025(a)	EUR	1,300	1,452	1933. These securities may be resold in transactions exempt from registration,
5.58%, 02/21/2023		$1,269	1,256	normally to qualified institutional buyers. At the end of the period, the value of
7.60%, 03/01/2029(a)		2,160	2,177	these securities totaled $19,543 or 17.00% of net assets.
Indonesia Treasury Bond				(b)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
6.13%, 05/15/2028	IDR	24,765,000	1,560	but they may be called by the issuer at an earlier date. Date shown, if any,
8.38%, 03/15/2024	34,885,000		2,552	reflects the next call date or final legal maturity date. Rate shown is as of
8.38%, 03/15/2034	39,325,000		2,787	period end.
Iraq International Bond				(c)	Rate shown is as of period end. The rate may be a variable or floating rate or
6.75%, 03/09/2023		$1,530	1,553	a fixed rate which may convert to a variable or floating rate in the future.
Ivory Coast Government International Bond				(d)	Rate shown is the discount rate of the original purchase.
5.25%, 03/22/2030	EUR	2,610	2,782
Mexican Bonos
7.50%, 06/03/2027	MXN	54,000	2,747
Peru Government Bond
6.15%, 08/12/2032(a)	PEN	8,550	2,723
Peruvian Government International Bond
6.35%, 08/12/2028(a)		1,250	411
6.35%, 08/12/2028		9,150	3,009

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2019 (unaudited)

	Portfolio Summary (unaudited)
Country				Percent
United States				11.81%
Saudi Arabia				8.46%
Mexico				6.64%
Indonesia				6.00%
Peru				5.35%
Qatar				5.16%
Egypt				4.24%
Austria				3.53%
Netherlands				3.48%
Ukraine				3.32%
United Arab Emirates				3.31%
Bermuda				3.23%
Russian Federation				3.02%
Virgin Islands, British				2.93%
United Kingdom				2.82%
Luxembourg				2.44%
Cote d'Ivoire				2.42%
Cayman Islands				2.29%
Ecuador				2.15%
Saint Lucia				1.82%
Supranational				1.57%
India				1.51%
Mauritius				1.47%
Ireland				1.44%
Iraq				1.35%
Costa Rica				0.74%
Other Assets and Liabilities				7.50%
TOTAL NET ASSETS				100.00%

Foreign Currency Contracts

								Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept			Currency to Deliver				Asset	Liability
Barclays Bank PLC		05/24/2019	MXN		53,750 $			2,824		$1			$—
Citigroup Inc		05/03/2019			$7,043	EUR		6,200		88			—
HSBC Securities Inc		05/03/2019	EUR		35 $			39		—			—
HSBC Securities Inc		05/03/2019	EUR		723 $			826		—			(15)
HSBC Securities Inc		05/03/2019			$1,936	EUR		1,714		13			—
HSBC Securities Inc		05/24/2019	COP	10,800,000 $				3,391		—			(54)
JPMorgan Chase		05/03/2019	EUR		2,578 $			2,921		—			(29)
JPMorgan Chase		05/03/2019			$2,935	EUR		2,607		11			—
JPMorgan Chase		05/15/2019			$2,830	TRY		16,200		137			—
JPMorgan Chase		05/24/2019	INR	160,000 $				2,279		13			—
JPMorgan Chase		05/24/2019			$2,813	MXN		53,750		—			(12)
JPMorgan Chase		05/24/2019	PLN		12,825 $			3,356		4			—
Total										$267			$(110)
Amounts in thousands.

Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as	(Pay)/					Upfront		Unrealized
		of April 30,	Receive Fixed	Payment			Notional	Payments/		Appreciation/	Fair Value
Counterparty	Reference Entity	2019 (a)	Rate	Frequency	Maturity Date		Amount	(Receipts)		(Depreciation)	Asset --- -Liability
Barclays Bank PLC	ITRAXX.ASIA	0.00%	(1.00)% Quarterly		06/20/2024		$4,250	$(53	)$	(20)$	— $		(73)
Barclays Bank PLC	ITRAXX.ASIA	0.00%	(1.00)% Quarterly		06/20/2024		8,100	(103)		(35)	—		(138)
Citigroup Inc	Mexico Government	1.13%	(1.00)% Quarterly		06/20/2024		3,770	46		(23)	23		—
	International Bond,
	4.15%, 03/28/2027
Citigroup Inc	Republic of South Africa	1.87%	(1.00)% Quarterly		06/20/2024		2,200	95		(6)	89		—
	Government International
	Bond, 5.50%, 03/09/2020
Goldman Sachs & Co	Turkey Government	4.27%	(1.00)% Quarterly		06/20/2021		15,800	717		310		1,027	—
	International Bond,
	11.88%, 01/15/2030
HSBC Securities Inc	Mexico Government	1.13%	(1.00)% Quarterly		06/20/2024		2,130	34		(21)	13		—
	International Bond,
	4.15%, 03/28/2027

See accompanying notes.

Schedule of Investments
Finisterre Unconstrained Emerging Markets Bond Fund
April 30, 2019 (unaudited)

Credit Default Swaps (continued)

Buy Protection (continued)
		Implied Credit
		Spread as	(Pay)/				Upfront		Unrealized
		of April 30,	Receive Fixed	Payment	Notional		Payments/	Appreciation/				Fair Value
Counterparty	Reference Entity	2019 (a)	Rate	Frequency	Maturity Date	Amount	(Receipts)	(Depreciation)				Asset ---- Liability
HSBC Securities Inc	Republic of South Africa	1.87%	(1.00)% Quarterly		06/20/2024	$4,150	$177		$(9	)$		168	$—
	Government International
	Bond, 5.50%, 03/09/2020
HSBC Securities Inc	Turkey Government	4.50%	(1.00)% Quarterly		06/20/2024	4,525	613		59			672	—
	International Bond,
	11.88%, 01/15/2030
Total							$1,526		$255			$1,992	$(211)
Sell Protection
		Implied Credit
		Spread as	(Pay)/				Upfront		Unrealized
		of April 30,	Receive Fixed	Payment	Notional		Payments/		Appreciation/			Fair Value (c)
Counterparty	Reference Entity	2019 (a)	Rate	Frequency	Maturity Date	Amount (b)	(Receipts)	(Depreciation)			Asset ---- Liability
Goldman Sachs & Co	Turkey Government	4.50%	1.00% Quarterly		06/20/2024	$8,100	$(992	)$	(212	)$	— $	(1,204)
	International Bond,
	11.88%, 01/15/2030
Total							$(992	)$	(212	)$	— $	(1,204)
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $8,100.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Total Return Swaps

									Value and
									Unrealized
							Upfront		Appreciation/
			Pay/Receive		Payment	Expiration	Notional	Payments/	(Depreciation)
Counterparty	Reference Entity	Contracts	Positive Return	Financing Rate	Frequency	Date	Amount	(Receipts)	Asset----Liability
	HSBC Securities Inc Egypt Treasury Bills,	67,000,000	Receive	3 Month USD	Annual	07/03/2019	$3,730	$—	$ 61 $	—
	0.00%, 07/02/2019			LIBOR + 0.80%
	HSBC Securities Inc Egypt Treasury Bills,	36,500,000	Receive	3 Month USD	Annual	08/07/2019	2,000	—	31	—
	0.00%, 08/06/2019			LIBOR + 0.80%
	HSBC Securities Inc Nigeria Treasury Bill,	60,000,000	Receive	3 Month USD	Quarterly	10/04/2019	152	—	4	—
	0.00%, 10/03/2019			LIBOR + 0.75%
	HSBC Securities Inc Nigeria Treasury Bill,	885,000,000	Receive	3 Month USD	Quarterly	10/04/2019	2,294	—	21	—
	0.00%, 10/03/2019			LIBOR + 0.75%
	HSBC Securities Inc Nigeria Treasury Bill,	130,000,000	Receive	3 Month USD	Quarterly	10/04/2019	337	—	3	—
	0.00%, 10/03/2019			LIBOR + 0.75%
	HSBC Securities Inc Nigeria Treasury Bill,	450,000,000	Receive	3 Month USD	Quarterly	10/04/2019	1,121	—	55	—
	0.00%, 10/03/2019			LIBOR + 0.75%
Total								$—	$ 175 $	—
	Amounts in thousands except contracts

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

COMMON STOCKS - 16.00%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.04%			Banks (continued)
Hakuhodo DY Holdings Inc	17,800	$301	BNP Paribas SA	30,544	$1,626
Interpublic Group of Cos Inc/The	85,818	1,974	Cathay General Bancorp	23,435	862
Publicis Groupe SA	17,292	1,028	CIMB Group Holdings Bhd	393,300	502
		$3,303	Citigroup Inc	21,467	1,518
Aerospace & Defense - 0.09%			Citizens Financial Group Inc	68,434	2,478
Boeing Co/The	1,953	738	Comerica Inc	24,412	1,919
CAE Inc	46,700	1,086	Credicorp Ltd	2,145	508
Dassault Aviation SA	143	216	Cullen/Frost Bankers Inc	10,718	1,090
Elbit Systems Ltd	268	37	Danske Bank A/S	40,970	728
General Dynamics Corp	6,756	1,207	DBS Group Holdings Ltd	23,200	482
Meggitt PLC	116,996	833	DNB ASA	21,616	416
Raytheon Co	5,250	932	First Citizens BancShares Inc/NC	400	179
Thales SA	3,154	377	Fukuoka Financial Group Inc	19,800	462
TransDigm Group Inc (a)	2,855	1,378	Huntington Bancshares Inc/OH	126,704	1,764
		$6,804	ICICI Bank Ltd ADR	42,948	492
Agriculture - 0.09%			Investec PLC	135,480	860
Altria Group Inc	57,470	3,122	KeyCorp	95,327	1,673
British American Tobacco PLC	41,703	1,633	Mediobanca Banca di Credito Finanziario SpA	120,379	1,276
Golden Agri-Resources Ltd	1,274,500	271	Mizrahi Tefahot Bank Ltd	1,598	35
Imperial Brands PLC	40,013	1,273	Morgan Stanley	34,337	1,657
Japan Tobacco Inc	35,600	823	Northern Trust Corp	11,752	1,158
		$7,122	OFG Bancorp	55,914	1,128
Airlines - 0.07%			PacWest Bancorp	30,098	1,190
Copa Holdings SA	22,066	1,837	Paragon Banking Group PLC	147,241	882
Delta Air Lines Inc	29,005	1,691	PNC Financial Services Group Inc/The	11,928	1,633
Deutsche Lufthansa AG	32,589	788	Regions Financial Corp	59,409	923
International Consolidated Airlines Group SA	99,138	701	Royal Bank of Canada	13,000	1,036
Southwest Airlines Co	10,137	550	Skandinaviska Enskilda Banken AB	70,128	669
		$5,567	State Street Corp	18,133	1,227
			SunTrust Banks Inc	23,758	1,556
Apparel - 0.04%			Svenska Handelsbanken AB	53,427	584
Adidas AG	1,170	301	Swedbank AB	48,668	795
Fila Korea Ltd	7,405	524	Synovus Financial Corp	33,420	1,232
Hanesbrands Inc	91,357	1,651	TCF Financial Corp	108,969	2,411
Kering SA	668	395	UBS Group AG (a)	144,365	1,936
Ralph Lauren Corp	1,967	259	Umpqua Holdings Corp	130,549	2,266
Tapestry Inc	11,115	359	Union Bankshares Corp	27,358	998
		$3,489	United Overseas Bank Ltd	21,900	448
Automobile Manufacturers - 0.04%			Webster Financial Corp	21,067	1,119
Guangzhou Automobile Group Co Ltd	452,000	487	Westpac Banking Corp	46,888	911
Honda Motor Co Ltd	21,000	586	Zions Bancorp NA	41,755	2,059
Renault SA	20,091	1,370			$52,550
Volvo AB - B Shares	24,773	397	Beverages - 0.02%
		$2,840	Asahi Group Holdings Ltd	8,100	353
Automobile Parts & Equipment - 0.13%			Coca-Cola European Partners PLC	3,170	170
Aisin Seiki Co Ltd	15,100	584	Constellation Brands Inc	5,443	1,152
Allison Transmission Holdings Inc	12,782	599			$1,675
BorgWarner Inc	21,697	906	Biotechnology - 0.02%
Cie Generale des Etablissements Michelin SCA	6,548	847	Amgen Inc	7,879	1,413
Dana Inc	58,870	1,148	H Lundbeck A/S	6,202	261
Denso Corp	14,700	642			$1,674
Faurecia SA	12,839	653
FCC Co Ltd	28,000	580	Building Materials - 0.15%
Koito Manufacturing Co Ltd	4,600	275	Buzzi Unicem SpA	41,978	936
Lear Corp	6,485	927	Cie de Saint-Gobain	26,628	1,092
Magna International Inc	12,800	713	Fortune Brands Home & Security Inc	19,434	1,026
Stanley Electric Co Ltd	9,300	252	HeidelbergCement AG	9,336	755
Sumitomo Electric Industries Ltd	38,900	518	Ibstock PLC (b)	295,843	1,008
Tower International Inc	21,625	505	LafargeHolcim Ltd (a)	29,358	1,507
Valeo SA	33,327	1,212	Masco Corp	44,058	1,721
		$10,361	Summit Materials Inc (a)	54,558	956
			US Concrete Inc (a)	27,109	1,278
Banks - 0.68%			Xinyi Glass Holdings Ltd	844,000	965
Associated Banc-Corp	62,139	1,410			$11,244
Bank Hapoalim BM	12,181	90
Bank Leumi Le-Israel BM	17,202	118	Chemicals - 0.25%
Bank of America Corp	35,468	1,085	Akzo Nobel NV	8,393	713
Bank of Queensland Ltd	169,709	1,109	Cabot Corp	22,135	1,005
Bank OZK	40,351	1,317	Celanese Corp	10,863	1,172
Bankinter SA	91,677	733	Chemours Co/The	33,472	1,205
			Covestro AG (b)	17,966	987

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Chemicals (continued)			Diversified Financial Services - 0.34%
Denka Co Ltd	34,700	$1,048	Aareal Bank AG	9,082	$318
Huntsman Corp	55,656	1,238	Affiliated Managers Group Inc	5,343	593
Israel Chemicals Ltd	8,039	43	Alliance Data Systems Corp	4,114	659
Kingboard Laminates Holdings Ltd	551,000	580	Amundi SA (b)	14,866	1,070
Koninklijke DSM NV	4,700	538	Aruhi Corp	44,900	802
LG Chem Ltd	1,560	484	Burford Capital Ltd	46,986	1,005
Lotte Chemical Corp	1,456	335	Capital One Financial Corp	12,052	1,119
LyondellBasell Industries NV	28,779	2,539	Discover Financial Services	15,905	1,296
Methanex Corp	11,300	619	Hana Financial Group Inc	23,120	729
Mitsubishi Chemical Holdings Corp	105,300	751	Hong Kong Exchanges & Clearing Ltd	14,700	511
Mitsubishi Gas Chemical Co Inc	46,300	695	Intercontinental Exchange Inc	8,487	690
Nitto Denko Corp	9,300	503	Invesco Ltd	168,643	3,705
Shin-Etsu Chemical Co Ltd	3,900	369	Julius Baer Group Ltd (a)	26,394	1,275
Showa Denko KK	13,500	461	Legg Mason Inc	79,954	2,674
Sumitomo Bakelite Co Ltd	24,700	964	Mebuki Financial Group Inc	201,500	514
Sumitomo Chemical Co Ltd	144,900	723	ORIX Corp	50,300	712
Tosoh Corp	42,700	688	Raymond James Financial Inc	9,182	841
Valvoline Inc	53,802	995	SEI Investments Co	11,914	649
Westlake Chemical Corp	10,348	722	St James's Place PLC	65,245	957
		$19,377	Standard Life Aberdeen PLC	544,485	1,984
Coal - 0.01%			Synchrony Financial	38,596	1,338
Foresight Energy LP	307,807	446	Visa Inc	2,207	363
Commercial Services - 0.19%			Western Union Co/The	125,231	2,434
Adecco Group AG	33,299	1,913			$26,238
Ashtead Group PLC	44,534	1,237	Electric - 2.72%
Atlantia SpA	54,797	1,496	AGL Energy Ltd	47,549	746
CCR SA	240,400	725	Ameren Corp	15,601	1,135
Cengage Learning Holdings II Inc (a)	34,465	310	CenterPoint Energy Inc	34,140	1,058
Cintas Corp	2,527	549	Clearway Energy Inc	1,086,420	17,241
H&R Block Inc	89,320	2,430	CMS Energy Corp	363,016	20,166
K12 Inc (a)	27,372	825	Consolidated Edison Inc	205,000	17,663
ManpowerGroup Inc	14,975	1,438	DTE Energy Co	189,768	23,856
Persol Holdings Co Ltd	10,700	202	Enel SpA	197,313	1,249
QinetiQ Group PLC	186,888	736	Entergy Corp	18,674	1,810
Randstad NV	19,280	1,103	FirstEnergy Corp	143,131	6,016
Robert Half International Inc	13,014	808	Fortis Inc/Canada	635,000	23,472
Sixt SE	6,898	769	Hera SpA	242,692	864
Sohgo Security Services Co Ltd	5,000	223	Infraestructura Energetica Nova SAB de CV	170,000	743
		$14,764	Meridian Energy Ltd	17,386	47
Computers - 0.12%			NextEra Energy Inc	102,000	19,833
Appen Ltd	27,006	484	Portland General Electric Co	22,195	1,161
Apple Inc	5,125	1,028	Public Service Enterprise Group Inc	195,000	11,632
Atos SE	4,897	505	Red Electrica Corp SA	43,146	895
Cognizant Technology Solutions Corp	8,355	610	Sempra Energy	186,500	23,863
CyberArk Software Ltd (a)	7,316	943	Southern Co/The	325,000	17,296
HP Inc	78,144	1,559	Vistra Energy Corp	520,000	14,170
Infosys Ltd ADR	145,324	1,564	WEC Energy Group Inc	62,500	4,902
NetApp Inc	17,329	1,262			$209,818
Obic Co Ltd	5,800	673	Electrical Components & Equipment - 0.02%
Perspecta Inc	21,928	506	Acuity Brands Inc	1,616	236
		$9,134	Brother Industries Ltd	27,700	547
Consumer Products - 0.01%			Delta Electronics Inc	219,000	1,156
Henkel AG & Co KGaA	5,326	508			$1,939
Cosmetics & Personal Care - 0.02%			Electronics - 0.07%
Kose Corp	1,000	187	Allegion PLC	5,462	542
Pola Orbis Holdings Inc	15,600	493	Alps Alpine Co Ltd	18,000	381
Unilever NV	14,055	850	Gentex Corp	55,963	1,289
		$1,530	Hitachi High-Technologies Corp	9,600	428
Distribution & Wholesale - 0.20%			Honeywell International Inc	6,938	1,204
ATD New Holdings Inc (a),(c),(d)	385,347	9,587	MINEBEA MITSUMI Inc	16,100	287
Fastenal Co	16,867	1,190	Mycronic AB	55,108	774
ITOCHU Corp	35,900	648	Nippon Electric Glass Co Ltd	21,000	577
KAR Auction Services Inc	33,137	1,872			$5,482
Marubeni Corp	107,500	770	Energy - Alternate Sources - 0.37%
Mitsubishi Corp	24,200	667	NextEra Energy Partners LP	620,985	28,584
Toyota Tsusho Corp	15,200	505	Engineering & Construction - 0.11%
		$15,239	ACS Actividades de Construccion y Servicios SA	25,767	1,185
			Auckland International Airport Ltd	13,052	69
			Badger Daylighting Ltd	36,200	1,221

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Engineering & Construction (continued)			Home Builders - 0.12%
China Communications Services Corp Ltd	1,640,000 $	1,323	Daiwa House Industry Co Ltd	18,000	$505
CIMIC Group Ltd	10,451	373	Persimmon PLC	90,703	2,649
CK Infrastructure Holdings Ltd	93,000	754	PulteGroup Inc	64,518	2,030
Eiffage SA	4,928	515	Sekisui House Ltd	53,800	867
Kajima Corp	36,700	545	Taylor Wimpey PLC	199,157	472
Kyowa Exeo Corp	36,900	1,009	Thor Industries Inc	19,184	1,264
Obayashi Corp	45,100	443	Toll Brothers Inc	42,802	1,631
Shimizu Corp	57,400	492			$9,418
Taisei Corp	9,300	409	Home Furnishings - 0.01%
		$8,338	Haier Electronics Group Co Ltd	140,000	400
Entertainment - 0.03%			Hoshizaki Corp	2,700	175
Aristocrat Leisure Ltd	13,757	253	Sony Corp	2,000	101
Genting Singapore Ltd	400,800	291	Targus Group International Inc (a),(c),(d)	75,880	38
GVC Holdings PLC	106,647	910			$714
Paddy Power Betfair PLC	9,284	778	Housewares - 0.04%
		$2,232	Newell Brands Inc	183,780	2,643
Food - 0.12%			Toro Co/The	9,230	675
Calbee Inc	8,400	233			$3,318
Dairy Farm International Holdings Ltd	4,900	38	Insurance - 0.43%
Ingredion Inc	15,083	1,429	Aegon NV	247,981	1,295
J Sainsbury PLC	101,596	295	Allstate Corp/The	11,106	1,100
Jardine Strategic Holdings Ltd	3,200	121	American Financial Group Inc/OH	15,441	1,599
Koninklijke Ahold Delhaize NV	25,157	606	Arthur J Gallagher & Co	14,242	1,191
Kroger Co/The	33,337	860	ASR Nederland NV	18,894	841
Mondelez International Inc	22,713	1,155	Assured Guaranty Ltd	19,311	921
Mowi ASA	21,854	474	Athene Holding Ltd (a)	14,497	655
Sonae SGPS SA	786,131	877	Aviva PLC	211,825	1,190
Tyson Foods Inc	18,684	1,402	AXA SA	52,043	1,388
Wesfarmers Ltd	36,225	920	Dai-ichi Life Holdings Inc	33,200	479
WH Group Ltd (b)	799,000	945	Fidelity National Financial Inc	38,025	1,519
		$9,355	Great-West Lifeco Inc	61,800	1,553
Forest Products & Paper - 0.05%			Hanover Insurance Group Inc/The	7,553	911
Interfor Corp (a)	57,532	717	Legal & General Group PLC	266,925	971
Smurfit Kappa Group PLC	28,915	848	Loews Corp	5,801	298
Stora Enso OYJ	60,609	755	Manulife Financial Corp	68,100	1,254
UPM-Kymmene OYJ	33,571	948	MS&AD Insurance Group Holdings Inc	22,900	712
West Fraser Timber Co Ltd	6,000	309	National General Holdings Corp	46,742	1,152
		$3,577	Progressive Corp/The	24,892	1,945
Gas - 0.79%			Prudential Financial Inc	21,192	2,240
Atmos Energy Corp	4,555	466	Reinsurance Group of America Inc	5,797	878
Centrica PLC	1,039,662	1,445	Sampo Oyj	29,805	1,365
NiSource Inc	882,253	24,509	Sompo Holdings Inc	13,200	498
South Jersey Industries Inc	644,811	20,711	Sun Life Financial Inc	28,200	1,172
Southwest Gas Holdings Inc	161,983	13,476	Swiss Life Holding AG	2,581	1,213
		$60,607	Tokio Marine Holdings Inc	10,900	552
Hand & Machine Tools - 0.03%			Travelers Cos Inc/The	9,026	1,297
Rhi Magnesita NV	8,622	559	Unum Group	38,076	1,406
Snap-on Inc	7,276	1,224	Zurich Insurance Group AG	5,921	1,887
Techtronic Industries Co Ltd	47,000	340			$33,482
		$2,123	Internet - 0.02%
Healthcare - Products - 0.02%			CDW Corp/DE	6,029	637
Carl Zeiss Meditec AG	10,982	1,080	Kakaku.com Inc	14,300	294
Fisher & Paykel Healthcare Corp Ltd	7,767	82	VeriSign Inc (a)	4,025	795
STERIS PLC	3,809	499			$1,726
		$1,661	Investment Companies - 0.01%
Healthcare - Services - 0.05%			Wendel SA	4,424	613
Encompass Health Corp	12,902	832	Iron & Steel - 0.32%
Quest Diagnostics Inc	20,778	2,002	BlueScope Steel Ltd	14,008	133
Ramsay Health Care Ltd	6,220	287	Material Sciences Corp - Warrants (a),(c),(d),(e)	686,955	8,243
Ryman Healthcare Ltd	5,427	44	Reliance Steel & Aluminum Co	10,574	972
UnitedHealth Group Inc	3,094	721	Specialty Steel Holdings, Inc. (a),(c),(d)	87	13,818
		$3,886	Steel Dynamics Inc	38,867	1,232
Holding Companies - Diversified - 0.02%					$24,398
CK Hutchison Holdings Ltd	70,000	736	Leisure Products & Services - 0.07%
Jardine Matheson Holdings Ltd	3,200	211	Brunswick Corp/DE	15,134	775
Swire Pacific Ltd	44,000	557	Carnival PLC	11,607	616
		$1,504	Harley-Davidson Inc	56,519	2,104
			Planet Fitness Inc (a)	12,655	958

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Leisure Products & Services (continued)			Oil & Gas (continued)
Yamaha Motor Co Ltd	33,900	$699	EOG Resources Inc	100,000	$9,605
		$5,152	Frontera Energy Corp	71,984	636
Lodging - 0.09%			Helmerich & Payne Inc	13,988	819
City Developments Ltd	143,400	944	Imperial Oil Ltd	20,600	598
Extended Stay America Inc	174,629	3,127	Marathon Oil Corp	64,458	1,098
Hilton Grand Vacations Inc (a)	20,338	652	Marathon Petroleum Corp	106,137	6,461
Hilton Worldwide Holdings Inc	18,176	1,581	Milagro Oil & Gas Inc (a),(c),(d)	1,874	191
Melco Resorts & Entertainment Ltd ADR	3,581	90	Neste Oyj	14,664	485
Shangri-La Asia Ltd	254,000	360	Parsley Energy Inc (a)	24,990	499
		$6,754	Phillips 66	18,134	1,709
Machinery - Construction & Mining - 0.02%			Pioneer Natural Resources Co	71,848	11,960
Oshkosh Corp	20,420	1,686	Royal Dutch Shell PLC ADR	135,000	8,577
Machinery - Diversified - 0.10%			Royal Dutch Shell PLC - A Shares	105,317	3,355
Amada Holdings Co Ltd	60,000	673	Royal Dutch Shell PLC - B Shares	34,682	1,119
Cummins Inc	9,973	1,658	Suncor Energy Inc	25,100	828
Deutz AG	56,202	555	TORC Oil & Gas Ltd	136,000	487
Dover Corp	13,560	1,329	Vermilion Energy Inc	85,900	2,194
Gates Industrial Corp PLC (a)	50,670	815			$63,631
Graco Inc	13,303	682	Packaging & Containers - 0.01%
KION Group AG	8,091	557	Westrock Co	26,607	1,021
Nordson Corp	3,854	562	Pharmaceuticals - 0.10%
Roper Technologies Inc	1,308	470	AbbVie Inc	33,102	2,628
Sumitomo Heavy Industries Ltd	12,600	448	Allergan PLC	8,047	1,183
Yaskawa Electric Corp	9,900	369	Astellas Pharma Inc	23,900	324
		$8,118	McKesson Corp	4,914	586
Media - 0.84%			Mirati Therapeutics Inc (a)	5,429	323
Altice USA Inc	1,180,000	27,801	Reata Pharmaceuticals Inc (a)	4,557	358
Charter Communications Inc (a)	67,735	25,142	Recordati SpA	16,520	667
Cogeco Communications Inc	144,700	9,610	Shionogi & Co Ltd	3,300	193
Comcast Corp - Class A	26,743	1,164	Towa Pharmaceutical Co Ltd	42,900	1,056
Walt Disney Co/The	7,108	974	Zoetis Inc	3,212	327
		$64,691			$7,645
Metal Fabrication & Hardware - 0.02%			Pipelines - 0.55%
NSK Ltd	75,000	780	Enterprise Products Partners LP	438,300	12,548
SKF AB	24,538	455	ONEOK Inc	97,276	6,608
		$1,235	Targa Resources Corp	291,533	11,705
Mining - 0.33%			Williams Cos Inc/The	395,370	11,201
Alumina Ltd	872,835	1,381			$42,062
Anglo American PLC	60,066	1,559	Private Equity - 0.01%
Boliden AB	13,923	414	Intermediate Capital Group PLC	53,394	825
Lundin Mining Corp	318,700	1,711	Real Estate - 0.66%
Northern Star Resources Ltd	155,498	900	ADO Properties SA (b)	15,836	832
NRW Holdings Ltd	410,999	852	Aroundtown SA	496,403	4,033
Real Alloy Holding Inc (a),(c),(d)	362	14,184	Atrium European Real Estate Ltd (a)	172,170	669
Rio Tinto Ltd	7,829	528	Azrieli Group Ltd	485	28
Rio Tinto PLC	16,161	943	CA Immobilien Anlagen AG	20,907	733
South32 Ltd	167,946	397	Castellum AB	97,602	1,755
Southern Copper Corp	62,244	2,391	Daito Trust Construction Co Ltd	4,800	643
Teck Resources Ltd	8,200	194	Deutsche Wohnen SE	55,359	2,494
		$25,454	Echo Investment SA	396,170	401
Miscellaneous Manufacturers - 0.06%			Entra ASA (b)	61,243	889
AO Smith Corp	15,610	821	Fabege AB	72,166	1,002
Hexcel Corp	5,814	411	Future Land Development Holdings Ltd	384,000	458
Illinois Tool Works Inc	9,024	1,404	Hongkong Land Holdings Ltd	16,956	118
Nikon Corp	35,200	491	Kerry Properties Ltd	224,000	959
Parker-Hannifin Corp	5,155	933	LEG Immobilien AG	24,927	2,909
Wartsila OYJ Abp	46,314	742	Leopalace21 Corp	550,600	933
		$4,802	Mitsubishi Estate Co Ltd	452,700	7,655
Oil & Gas - 0.83%			Mitsui Fudosan Co Ltd	237,370	5,498
Aker BP ASA	28,930	955	New World Development Co Ltd	3,482,580	5,770
Beach Energy Ltd	487,359	731	Nexity SA	9,823	459
BP PLC ADR	42,500	1,859	Sun Hung Kai Properties Ltd	293,500	5,065
Cabot Oil & Gas Corp	22,571	584	Sunac China Holdings Ltd	149,000	768
Caltex Australia Ltd	26,151	501	TAG Immobilien AG	21,193	477
Canadian Natural Resources Ltd	34,400	1,033	Times China Holdings Ltd	742,000	1,347
Chevron Corp	47,500	5,703	TLG Immobilien AG	54,781	1,614
ConocoPhillips	13,487	851	Vonovia SE	41,366	2,067
DCC PLC	8,862	793	Wheelock & Co Ltd	85,000	606

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Real Estate (continued)			REITs (continued)
Wihlborgs Fastigheter AB	63,439	$844	Mitsui Fudosan Logistics Park Inc (a)	477	$1,517
		$51,026	New Residential Investment Corp	82,063	1,379
REITs - 3.20%			NewRiver REIT PLC	482,781	1,447
AIMS APAC REIT	512,590	535	NexPoint Residential Trust Inc	27,322	1,024
Alexandria Real Estate Equities Inc	23,570	3,356	Nomura Real Estate Master Fund Inc	800	1,172
Altarea SCA	3,512	742	Park Hotels & Resorts Inc	15,321	491
American Homes 4 Rent	150,040	3,598	Pebblebrook Hotel Trust	14,159	461
Americold Realty Trust	37,824	1,211	Physicians Realty Trust	239,224	4,320
Apartment Investment & Management Co	58,245	2,875	PLA Administradora Industrial S de RL de CV	876,435	1,463
Apple Hospitality REIT Inc	232,496	3,825	Primary Health Properties PLC	325,483	558
Arena REIT	888,094	1,833	Prologis Inc	109,456	8,392
AvalonBay Communities Inc	32,204	6,471	Sabra Health Care REIT Inc	136,846	2,677
Blackstone Mortgage Trust Inc	31,942	1,137	Segro PLC	301,737	2,674
Brandywine Realty Trust	50,781	781	Sekisui House Reit Inc	1,192	859
Camden Property Trust	4,623	465	Simon Property Group Inc	16,906	2,937
Canadian Apartment Properties REIT	30,158	1,079	Spirit Realty Capital Inc	77,764	3,146
CapitaLand Commercial Trust	833,200	1,190	STAG Industrial Inc	57,376	1,651
CapitaLand Retail China Trust	541,420	601	STORE Capital Corp	48,717	1,623
CareTrust REIT Inc	50,192	1,217	Sun Communities Inc	33,098	4,074
Champion REIT	986,090	835	Sunstone Hotel Investors Inc	61,093	880
Charter Hall Group	129,027	894	Tanger Factory Outlet Centers Inc	138,417	2,500
City Office REIT Inc	332,290	3,855	Taubman Centers Inc	61,454	3,030
CoreSite Realty Corp	127,500	13,950	Two Harbors Investment Corp	30,074	417
Corporate Office Properties Trust	91,040	2,538	UNITE Group PLC/The	95,375	1,172
Covivio	21,674	2,346	Uniti Group Inc	618,635	6,799
Cromwell Property Group	4,575,380	3,630	VICI Properties Inc	199,403	4,546
Crown Castle International Corp	23,188	2,917	Welltower Inc	33,719	2,513
CubeSmart	106,690	3,404	Weyerhaeuser Co	49,342	1,322
Daiwa Office Investment Corp	139	938	WPT Industrial Real Estate Investment Trust	165,335	2,267
Dexus	231,943	2,048			$246,829
Dream Global Real Estate Investment Trust	84,000	865	Retail - 0.37%
Dream Industrial Real Estate Investment Trust	495,930	4,264	Advance Auto Parts Inc	4,309	717
Duke Realty Corp	33,706	1,049	American Eagle Outfitters Inc	35,470	843
EPR Properties	49,730	3,922	Best Buy Co Inc	26,393	1,964
Equinix Inc	35,726	16,245	Canadian Tire Corp Ltd	6,400	704
Essential Properties Realty Trust Inc	279,095	5,772	Collins Foods Ltd	104,196	548
Essex Property Trust Inc	15,544	4,391	Darden Restaurants Inc	6,727	791
Far East Hospitality Trust	2,080,730	1,010	Dick's Sporting Goods Inc	31,040	1,148
Gecina SA	10,491	1,567	Dollarama Inc	4,500	135
Goodman Group	356,011	3,313	Dufry AG (a)	13,117	1,284
HCP Inc	40,884	1,218	Foot Locker Inc	20,498	1,173
Healthcare Trust of America Inc	124,292	3,428	Harvey Norman Holdings Ltd	416,964	1,226
Highwoods Properties Inc	17,535	782	Home Depot Inc/The	6,325	1,288
Hudson Pacific Properties Inc	46,952	1,637	Industria de Diseno Textil SA	17,707	536
Independence Realty Trust Inc	658,526	6,974	Kohl's Corp	31,836	2,264
Industrial & Infrastructure Fund Investment Corp	681	774	Lowe's Cos Inc	8,814	997
Industrial Logistics Properties Trust	241,815	4,800	MSC Industrial Direct Co Inc	17,872	1,495
Inmobiliaria Colonial Socimi SA	165,048	1,778	Pandora A/S	21,202	891
Invincible Investment Corp	3,099	1,568	Penske Automotive Group Inc	38,900	1,786
Invitation Homes Inc	268,305	6,670	Restaurant Brands International Inc	12,200	796
Irish Residential Properties REIT PLC	412,445	730	Ross Stores Inc	5,266	514
Japan Hotel REIT Investment Corp	5,119	4,166	Ruth's Hospitality Group Inc	15,593	405
Japan Rental Housing Investments Inc	752	581	Ryohin Keikaku Co Ltd	1,000	191
Kenedix Office Investment Corp	172	1,151	Starbucks Corp	14,710	1,143
Kenedix Residential Next Investment Corp	226	365	Sundrug Co Ltd	10,800	290
Kenedix Retail REIT Corp	482	1,167	Tiffany & Co	3,789	409
Kilroy Realty Corp	25,226	1,940	Tractor Supply Co	7,177	743
Klepierre SA	103,178	3,666	Tsuruha Holdings Inc	7,900	673
Land Securities Group PLC	78,158	942	Walgreens Boots Alliance Inc	17,858	957
Liberty Property Trust	26,189	1,300	Welcia Holdings Co Ltd	5,300	209
Link REIT	366,900	4,287	Wendy's Co/The	62,198	1,157
LondonMetric Property PLC	941,018	2,484	Williams-Sonoma Inc	26,756	1,530
Macerich Co/The	34,672	1,392			$28,807
Macquarie Mexico Real Estate Management SA	1,524,750	1,809	Semiconductors - 0.22%
de CV (a),(b)			Applied Materials Inc	28,637	1,262
Mapletree Logistics Trust	2,229,830	2,430	ASML Holding NV	1,107	231
MCUBS MidCity Investment Corp	6,453	5,914	Broadcom Inc	5,482	1,746
Merlin Properties Socimi SA	304,541	4,154	Cabot Microelectronics Corp	10,582	1,336
Minto Apartment Real Estate Investment Trust	51,416	742	KLA-Tencor Corp	11,835	1,509

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES - 2.28%	Shares Held Value (000's)
Semiconductors (continued)			Exchange-Traded Funds - 0.05%
Lam Research Corp	6,449	$1,338	WisdomTree Trust - WisdomTree International	38,333	$1,573
Microchip Technology Inc	11,888	1,188	High Dividend Fund
MKS Instruments Inc	6,130	558	WisdomTree US High Dividend Fund	27,746	2,036
Novatek Microelectronics Corp	202,000	1,321			$3,609
NVIDIA Corp	1,371	248	Money Market Funds - 2.23%
NXP Semiconductors NV	8,144	860	Principal Government Money Market Fund	171,921,049	171,921
Realtek Semiconductor Corp	163,000	1,105	2.38%(f),(g)
Skyworks Solutions Inc	11,521	1,016	TOTAL INVESTMENT COMPANIES		$175,530
SUMCO Corp	59,000	778	CONVERTIBLE PREFERRED STOCKS
Texas Instruments Inc	13,073	1,540	- 0.07%	Shares Held Value (000's)
Tokyo Electron Ltd	6,300	1,000	Banks - 0.07%
		$17,036	Wells Fargo & Co 7.50% (h)	3,971	$5,192
Shipbuilding - 0.01%			TOTAL CONVERTIBLE PREFERRED STOCKS		$5,192
Huntington Ingalls Industries Inc	3,792	844	PREFERRED STOCKS - 1.07%	Shares Held Value (000's)
Yangzijiang Shipbuilding Holdings Ltd	262,200	303	Banks - 0.32%
		$1,147	AgriBank FCB 6.88%, 01/01/2024 (h)	33,000	3,527
Software - 0.09%			3 Month USD LIBOR + 4.23%
Aspect Software Inc (a),(c),(d)	514,301	—	Banco do Estado do Rio Grande do Sul SA	127,659	783
Broadridge Financial Solutions Inc	8,726	1,031	0.03%
CDK Global Inc	9,382	566	Citigroup Inc 6.88%, 11/15/2023 (h)	78,695	2,181
Citrix Systems Inc	1,655	167	3 Month USD LIBOR + 4.13%
InterXion Holding NV (a)	53,008	3,668	Citizens Financial Group Inc 6.35%, 04/06/2024	2,600	69
Synopsys Inc (a)	6,447	780	(h)
TIS Inc	12,400	566	3 Month USD LIBOR + 3.64%
		$6,778	Fifth Third Bancorp 6.63%, 12/31/2023 (h)	101,200	2,907
Storage & Warehousing - 0.03%			3 Month USD LIBOR + 3.71%
Safestore Holdings PLC	275,917	2,319	Goldman Sachs Group Inc/The 5.50%,	32,200	837
Telecommunications - 0.41%			05/10/2023 (h)
Bezeq The Israeli Telecommunication Corp Ltd	23,680	16	3 Month USD LIBOR + 3.64%
CITIC Telecom International Holdings Ltd	1,835,000	760	Huntington Bancshares Inc/OH 6.25%,	70,000	1,821
Cleveland Unlimited Inc (a),(c),(d)	1	—	04/15/2021 (h)
Deutsche Telekom AG	63,604	1,066	KeyCorp 6.13%, 12/15/2026 (h)	40,000	1,092
Eutelsat Communications SA	86,519	1,564	3 Month USD LIBOR + 3.89%
HKT Trust & HKT Ltd	473,000	733	Morgan Stanley 5.85%, 04/15/2027 (h)	60,000	1,576
Juniper Networks Inc	52,381	1,455	3 Month USD LIBOR + 3.49%
KDDI Corp	24,900	574	PNC Financial Services Group Inc/The 6.13%,	50,000	1,330
LogMeIn Inc	10,214	842	05/01/2022 (h)
Motorola Solutions Inc	11,627	1,685	3 Month USD LIBOR + 4.07%
Nippon Telegraph & Telephone Corp	13,000	541	Regions Financial Corp 5.70%, 05/15/2029 (h)	38,000	965
NTT DOCOMO Inc	29,700	645	3 Month USD LIBOR + 3.15%
Service Stream Ltd	1,295,936	2,157	Regions Financial Corp 6.38%, 09/15/2024 (h)	4,493	125
Spark New Zealand Ltd	24,901	61	3 Month USD LIBOR + 3.54%
Telefonica Deutschland Holding AG	640,899	2,081	State Street Corp 5.35%, 03/15/2026 (h)	3,704	95
Telstra Corp Ltd	212,689	506	3 Month USD LIBOR + 3.71%
TELUS Corp	45,200	1,665	State Street Corp 5.90%, 03/15/2024 (h)	65,000	1,711
TELUS Corp	350,000	12,887	3 Month USD LIBOR + 3.11%
Ubiquiti Networks Inc	1,893	323	US Bancorp 6.50%, 01/15/2022 (h)	24,882	666
Vodafone Group PLC	991,985	1,840	3 Month USD LIBOR + 4.47%
		$31,401	Valley National Bancorp 6.25%, 06/30/2025 (h)	120,000	3,335
Toys, Games & Hobbies - 0.01%			3 Month USD LIBOR + 3.85%
Nintendo Co Ltd	1,300	448	Wells Fargo & Co 5.63%, 06/15/2022 (h)	78,727	2,017
Transportation - 0.10%					$25,037
Canadian Pacific Railway Ltd	1,200	269	Consumer Products - 0.01%
CSX Corp	8,968	714	Henkel AG & Co KGaA 1.85%	4,763	482
Kamigumi Co Ltd	12,200	292	Diversified Financial Services - 0.02%
Kuehne + Nagel International AG	12,141	1,765	Affiliated Managers Group Inc 5.88%,	3,000	76
Landstar System Inc	2,873	313	03/30/2059
Old Dominion Freight Line Inc	1,204	180	Charles Schwab Corp/The 6.00%, 12/01/2020 (h)	59,400	1,558
Royal Mail PLC	408,035	1,346			$1,634
Sankyu Inc	16,200	777	Electric - 0.23%
SITC International Holdings Co Ltd	730,000	777	Alabama Power Co 5.00%, 10/01/2022 (h)	75,000	1,979
Union Pacific Corp	6,006	1,063	CMS Energy Corp 5.88%, 03/01/2079	200,000	5,230
		$7,496	Dominion Energy Inc 5.25%, 07/30/2076	76,941	1,943
Water - 0.01%			DTE Energy Co 5.25%, 12/01/2077	35,000	892
Pennon Group PLC	47,358	463	Duke Energy Corp 5.75%, 06/15/2024 (h)	60,000	1,561
TOTAL COMMON STOCKS		$1,233,466	Entergy Louisiana LLC 4.70%, 06/01/2063	99,900	2,472
			NextEra Energy Capital Holdings Inc 5.65%,	120,000	3,084
			03/01/2079

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

PREFERRED STOCKS (continued)	Shares Held Value (000’s)				Principal
Electric (continued)				BONDS (continued)	Amount (000’s) Value (000’s)
Southern Co/The 5.25%, 12/01/2077		31,100	$783	Agriculture (continued)
			$17,944	Kernel Holding SA
Food - 0.01%				8.75%, 01/31/2022		$1,500	$1,534
Dairy Farmers of America Inc 7.88%,		10,000	1,000	Philip Morris International Inc
12/01/2025 (b),(h)				6.38%, 05/16/2038		1,500	1,883
Gas - 0.01%				Reynolds American Inc
Entergy New Orleans LLC 5.00%, 12/01/2052		20,000	499	4.00%, 06/12/2022		3,800	3,888
Insurance - 0.09%				Tereos Finance Groupe I SA
Allstate Corp/The 6.63%, 07/15/2019 (h)		100,000	2,540	4.13%, 06/16/2023	EUR	5,600	5,338
Arch Capital Group Ltd 5.25%, 09/29/2021 (h)		30,800	721	Vector Group Ltd
Hartford Financial Services Group Inc/The		100,000	2,765	6.13%, 02/01/2025(b)		$1,500	1,346
7.88%, 04/15/2042							$27,276
3 Month USD LIBOR + 5.60%				Airlines - 0.16%
Reinsurance Group of America Inc 6.20%,		20,000	536	Avianca Holdings SA / Avianca Leasing LLC /
09/15/2042				Grupo Taca Holdings Ltd
3 Month USD LIBOR + 4.37%				8.38%, 05/10/2020		1,500	1,483
			$6,562	Gol Finance Inc
REITs - 0.16%				7.00%, 01/31/2025(b)		8,869	8,426
Equity Residential 8.29%, 12/10/2026 (h)		20,702	1,294	Latam Finance Ltd
Kimco Realty Corp 5.25%, 12/20/2022 (h)		63,000	1,462	7.00%, 03/01/2026(b)		2,650	2,713
Prologis Inc 8.54%, 11/13/2026 (h)		92,034	5,918				$12,622
PS Business Parks Inc 5.75%, 06/04/2019 (h)		12,600	320	Apparel - 0.01%
Public Storage 5.05%, 08/09/2022 (h)		2,000	50	Levi Strauss & Co
Public Storage 5.60%, 03/11/2024 (h)		40,000	1,041	3.38%, 03/15/2027	EUR	200	235
Public Storage 5.88%, 12/02/2019 (h)		57,851	1,472	PVH Corp
Public Storage 6.00%, 06/04/2019 (h)		18,393	464	3.13%, 12/15/2027		500	592
SITE Centers Corp 6.38%, 06/05/2022 (h)		15,702	400				$827
			$12,421	Automobile Manufacturers - 0.15%
Savings & Loans - 0.01%				BMW US Capital LLC
People's United Financial Inc 5.63%, 12/15/2026		21,800	563	3.10%, 04/12/2021(b)		$4,000	4,031
(h)				Daimler AG
3 Month USD LIBOR + 4.02%				1.40%, 01/12/2024	EUR	2,000	2,355
Sovereign - 0.15%				Fiat Chrysler Finance Europe SA
CoBank ACB 3.76%, 07/10/2022 (b),(h)		8,000	5,320	4.75%, 07/15/2022		900	1,130
3 Month USD LIBOR + 1.18%				General Motors Financial Co Inc
CoBank ACB 6.20%, 01/01/2025 (h)		7,000	724	5.75%, 12/31/2049(h),(i)		$1,000	935
3 Month USD LIBOR + 3.74%				3 Month USD LIBOR + 3.60%
CoBank ACB 6.25%, 10/01/2022 (h)		51,000	5,291	Tesla Inc
3 Month USD LIBOR + 4.56%				5.30%, 08/15/2025(b)		3,250	2,779
			$11,335				$11,230
Telecommunications - 0.06%				Automobile Parts & Equipment - 0.27%
Centaur Funding Corp 9.08%, 04/21/2020 (b)		2,071	2,185	American Axle & Manufacturing Inc
Telephone & Data Systems Inc 6.88%,		10,496	268	6.25%, 04/01/2025		2,195	2,206
11/15/2059				Cie Generale des Etablissements Michelin SCA
Telephone & Data Systems Inc 7.00%,		90,412	2,296	1.75%, 09/03/2030	EUR	2,500	3,004
03/15/2060				LKQ European Holdings BV
			$4,749	3.63%, 04/01/2026		600	703
TOTAL PREFERRED STOCKS			$82,226	Panther BF Aggregator 2 LP / Panther Finance
	Principal			Co Inc
BONDS - 71.49%	Amount (000's) Value (000's)			6.25%, 05/15/2026(b)		$8,125	8,460
				Truck Hero Inc
Aerospace & Defense - 0.33%				8.50%, 04/21/2024(b),(j)		5,440	5,481
Leonardo SpA				Weichai International Hong Kong Energy Group
4.88%, 03/24/2025	EUR	500	$657	Co Ltd
TransDigm Inc				3.75%, 12/31/2049(h),(i)		700	676
6.00%, 07/15/2022		$5,975	6,057	US Treasury Yield Curve Rate T Note
6.25%, 03/15/2026(b)		7,700	8,018	Constant Maturity 5 Year + 6.08%
6.50%, 07/15/2024		8,875	8,992				$20,530
United Technologies Corp
3.10%, 06/01/2022		1,800	1,812	Banks - 5.69%
			$25,536	Australia & New Zealand Banking Group Ltd/
				United Kingdom
Agriculture - 0.35%				6.75%, 12/31/2049(b),(h),(i)		4,000	4,335
Adecoagro SA				USD Swap Rate NY 5 Year + 5.17%
6.00%, 09/21/2027(b)		8,042	7,475	Banco Bilbao Vizcaya Argentaria SA
Altria Group Inc				3.00%, 10/20/2020		1,500	1,504
3.88%, 09/16/2046		3,000	2,508	Banco de Sabadell SA
JBS Investments II GmbH				5.38%, 12/12/2028(i)	EUR	2,200	2,649
7.00%, 01/15/2026(b)		3,175	3,304	EUR Swap Annual (VS 6 Month) 5 Year
				+ 5.10%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)				Banks (continued)
Banco Mercantil del Norte SA/Grand Cayman				Credit Agricole SA
5.75%, 10/04/2031(b),(i)		$6,705	$6,561	7.88%, 12/31/2049(b),(h),(i)		$6,000	$6,517
US Treasury Yield Curve Rate T Note				USD Swap Semi-Annual 5 Year + 4.90%
Constant Maturity 5 Year + 4.45%				Credit Suisse AG/New York NY
Banco Santander SA				3.63%, 09/09/2024		1,900	1,946
2.75%, 09/12/2023	GBP	1,000	1,327	Credit Suisse Group AG
7.50%, 12/31/2049(h),(i)		$3,000	3,131	6.25%, 12/31/2049(b),(h),(i)		3,000	3,061
USD Swap Semi-Annual 5 Year + 4.99%				USD Swap Semi-Annual 5 Year + 3.46%
Bank of America Corp				7.50%, 12/31/2049(b),(h),(i)		3,300	3,535
4.13%, 01/22/2024		3,000	3,144	USD Swap Semi-Annual 5 Year + 4.60%
6.25%, 12/31/2049(h),(i)		5,000	5,387	7.50%, 12/31/2049(h),(i)		5,000	5,356
3 Month USD LIBOR + 3.71%				USD Swap Semi-Annual 5 Year + 4.60%
6.30%, 12/31/2049(h),(i)		14,890	16,267	Credit Suisse Group Funding Guernsey Ltd
3 Month USD LIBOR + 4.55%				1.25%, 04/14/2022	EUR	1,250	1,445
Bank of Montreal				Development Bank of Kazakhstan JSC
1.61%, 10/28/2021	CAD	4,250	3,134	8.95%, 05/04/2023(b)	KZT	1,078,750	2,764
Bank of New York Mellon Corp/The				DNB Bank ASA
4.62%, 12/31/2049(h),(i)		$8,700	8,540	6.50%, 12/31/2049(h),(i)		$3,000	3,109
3 Month USD LIBOR + 3.13%				USD Swap Semi-Annual 5 Year + 5.08%
4.95%, 12/31/2049(h),(i)		4,420	4,481	Dresdner Funding Trust I
3 Month USD LIBOR + 3.42%				8.15%, 06/30/2031(b)		1,100	1,408
Barclays Bank PLC				Ecobank Transnational Inc
6.28%, 12/29/2049(h),(i)		5,000	5,200	9.50%, 04/18/2024(b)		3,170	3,249
3 Month USD LIBOR + 1.55%				Fifth Third Bancorp
Barclays PLC				5.10%, 12/31/2049(h),(i)		15,000	14,756
3.65%, 03/16/2025		4,000	3,924	3 Month USD LIBOR + 3.03%
7.88%, 12/31/2049(h),(i)		10,300	10,854	8.25%, 03/01/2038		900	1,269
USD Swap Semi-Annual 5 Year + 6.77%				FirstRand Bank Ltd
BNP Paribas SA				6.25%, 04/23/2028(i)		550	562
2.13%, 01/23/2027(i)	EUR	1,000	1,194	USD Swap Semi-Annual 5 Year + 3.56%
3 Month Euro Interbank Offered Rate +				Goldman Sachs Group Inc/The
1.80%				2.60%, 12/27/2020		2,500	2,491
7.37%, 12/31/2049(b),(h),(i)		$3,000	3,244	4.22%, 05/01/2029(i)		1,750	1,788
USD Swap Semi-Annual 5 Year + 5.15%				3 Month USD LIBOR + 1.30%
7.63%, 12/31/2049(b),(h),(i)		5,000	5,269	5.38%, 12/31/2049(h),(i)		22,575	23,100
USD Swap Semi-Annual 5 Year + 6.31%				3 Month USD LIBOR + 3.92%
CaixaBank SA				HSBC Capital Funding Dollar 1 LP
3.50%, 02/15/2027(i)	EUR	1,500	1,779	10.18%, 12/29/2049(h),(i)		2,800	4,193
EUR Swap Annual (VS 6 Month) 5 Year				3 Month USD LIBOR + 4.98%
+ 3.35%				10.18%, 12/29/2049(b),(h),(i)		5,200	7,787
Canadian Imperial Bank of Commerce				3 Month USD LIBOR + 4.98%
3.30%, 05/26/2025	CAD	700	547	HSBC Holdings PLC
Capital One NA				4.38%, 11/23/2026		3,800	3,907
2.25%, 09/13/2021		$850	838	6.87%, 12/31/2049(h),(i)		11,600	12,165
CIT Group Inc				USD Swap Rate NY 5 Year + 5.51%
6.13%, 03/09/2028		295	329	Huntington Bancshares Inc/OH
Citibank NA				5.70%, 12/31/2049(h),(i)		4,300	4,311
2.13%, 10/20/2020		1,750	1,735	3 Month USD LIBOR + 2.88%
Citigroup Capital III				Iccrea Banca SpA
7.63%, 12/01/2036		8,600	10,970	1.50%, 10/11/2022	EUR	3,500	3,924
Citigroup Inc				ING Groep NV
4.65%, 07/23/2048		2,000	2,158	2.96%, 04/11/2028(i)		1,000	1,200
5.90%, 12/29/2049(h),(i)		3,043	3,146	EUR Swap Annual (VS 6 Month) 5 Year
3 Month USD LIBOR + 4.23%				+ 2.85%
5.95%, 12/29/2049(h),(i)		900	933	6.50%, 12/31/2049(h),(i)		$5,000	5,048
3 Month USD LIBOR + 4.07%				USD Swap Semi-Annual 5 Year + 4.45%
5.95%, 12/31/2049(h),(i)		2,500	2,619	6.87%, 12/31/2049(h),(i)		5,000	5,212
3 Month USD LIBOR + 3.91%				USD Swap Semi-Annual 5 Year + 5.12%
6.13%, 12/31/2049(h),(i)		4,025	4,168	Itau Unibanco Holding SA/Cayman Island
3 Month USD LIBOR + 4.48%				6.13%, 12/31/2049(b),(h),(i)		3,136	3,101
Citizens Financial Group Inc				US Treasury Yield Curve Rate T Note
5.50%, 12/31/2049(h),(i)		6,750	6,784	Constant Maturity 5 Year + 3.98%
3 Month USD LIBOR + 3.96%				JPMorgan Chase & Co
6.38%, 12/31/2049(h),(i)		10,930	11,258	4.50%, 01/24/2022		3,350	3,495
3 Month USD LIBOR + 3.16%				5.30%, 12/31/2049(h),(i)		2,195	2,237
Cooperatieve Rabobank UA				3 Month USD LIBOR + 3.80%
11.00%, 12/29/2049(b),(h),(i)		3,700	3,745	6.75%, 12/31/2049(h),(i)		11,200	12,407
3 Month USD LIBOR + 10.87%				3 Month USD LIBOR + 3.78%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)				Banks (continued)
KeyCorp Capital III				Turkiye Vakiflar Bankasi TAO
7.75%, 07/15/2029		$795	$979	5.50%, 10/27/2021		$1,200	$1,126
Lloyds Bank PLC				8.13%, 03/28/2024(b)		4,250	3,991
12.00%, 12/29/2049(h),(i)		3,000	3,610	UBS Group Funding Switzerland AG
3 Month USD LIBOR + 11.76%				6.88%, 12/31/2049(h),(i)		7,150	7,386
12.00%, 12/29/2049(b),(h),(i)		4,100	4,934	USD Swap Semi-Annual 5 Year + 4.59%
3 Month USD LIBOR + 11.76%				UniCredit SpA
Lloyds Banking Group PLC				6.95%, 10/31/2022	EUR	2,500	3,251
0.63%, 01/15/2024(i)	EUR	2,100	2,339	Unione di Banche Italiane SpA
EUR Swap Annual (VS 6 Month) 1 Year				4.25%, 05/05/2026(i)		2,000	2,258
+ 0.47%				EUR Swap Annual (VS 6 Month) 5 Year
2.25%, 10/16/2024	GBP	400	521	+ 4.18%
6.41%, 01/29/2049(b),(h),(i)		$4,000	4,130	Wells Fargo & Co
3 Month USD LIBOR + 1.50%				5.87%, 12/31/2049(h),(i)		$7,100	7,668
6.66%, 01/29/2049(b),(h),(i)		3,000	3,131	3 Month USD LIBOR + 3.99%
3 Month USD LIBOR + 1.27%				Wells Fargo Bank NA
7.50%, 12/31/2049(h),(i)		8,000	8,302	6.60%, 01/15/2038		1,750	2,302
USD Swap Semi-Annual 5 Year + 4.50%				Woori Bank
M&T Bank Corp				5.25%, 12/31/2049(h),(i)		3,206	3,233
6.45%, 12/31/2049(h),(i)		535	572	US Treasury Yield Curve Rate T Note
3 Month USD LIBOR + 3.61%				Constant Maturity 5 Year + 3.35%
Morgan Stanley				Yapi ve Kredi Bankasi AS
2.63%, 03/09/2027	GBP	1,600	2,100	5.50%, 12/06/2022		600	513
5.45%, 12/31/2049(h),(i)		$1,593	1,595				$438,768
3 Month USD LIBOR + 3.61%				Beverages - 0.06%
5.55%, 12/31/2049(h),(i)		9,525	9,735	Anheuser-Busch InBev SA/NV
3 Month USD LIBOR + 3.81%				1.50%, 04/18/2030	EUR	700	793
National Australia Bank Ltd/New York				Anheuser-Busch InBev Worldwide Inc
2.50%, 07/12/2026		2,000	1,901	4.60%, 04/15/2048		$2,000	1,952
Noor Sukuk Co Ltd				Molson Coors Brewing Co
4.47%, 04/24/2023		700	715	2.10%, 07/15/2021		1,900	1,867
Popular Inc							$4,612
6.13%, 09/14/2023		5,000	5,200	Biotechnology - 0.07%
Provident Funding Associates LP / PFG Finance				Celgene Corp
Corp				4.63%, 05/15/2044		2,000	2,018
6.38%, 06/15/2025(b)		12,110	11,323	Gilead Sciences Inc
QNB Finansbank AS				3.65%, 03/01/2026		3,250	3,322
4.88%, 05/19/2022(b)		3,475	3,274				$5,340
6.88%, 09/07/2024(b)		4,420	4,308	Building Materials - 0.09%
Royal Bank of Scotland Group PLC				Cemex SAB de CV
8.00%, 12/31/2049(h),(i)		300	327	5.70%, 01/11/2025		1,400	1,438
USD Swap Semi-Annual 5 Year + 5.72%				HeidelbergCement AG
8.62%, 12/29/2049(h),(i)		7,000	7,525	2.25%, 03/30/2023	EUR	2,000	2,397
USD Swap Semi-Annual 5 Year + 7.60%				NCI Building Systems Inc
Santander UK Group Holdings PLC				8.00%, 04/15/2026(b)		$2,500	2,331
3.82%, 11/03/2028(i)		2,000	1,964	Standard Industries Inc/NJ
3 Month USD LIBOR + 1.40%				4.75%, 01/15/2028(b)		1,015	973
Societe Generale SA							$7,139
7.88%, 12/31/2049(b),(h),(i)		9,500	10,022
USD Swap Semi-Annual 5 Year + 4.98%				Chemicals - 0.55%
Standard Chartered PLC				Alpek SAB de CV
7.01%, 07/29/2049(b),(h),(i)		750	810	4.50%, 11/20/2022		1,300	1,326
3 Month USD LIBOR + 1.46%				Alpha 2 BV
7.75%, 12/31/2049(b),(h),(i)		7,000	7,464	8.75%, PIK 9.50%, 06/01/2023(b),(k),(l)		895	888
USD Swap Semi-Annual 5 Year + 5.72%				Axalta Coating Systems Dutch Holding B BV
State Savings Bank of Ukraine Via SSB #1 PLC				3.75%, 01/15/2025	EUR	400	462
9.62%, 03/20/2025(k)		10,836	10,837	Braskem America Finance Co
SunTrust Banks Inc				7.13%, 07/22/2041(b)		$2,530	2,941
5.05%, 12/31/2049(h),(i)		3,000	2,966	Braskem Netherlands Finance BV
3 Month USD LIBOR + 3.10%				4.50%, 01/10/2028(b)		2,485	2,435
Swedbank AB				CF Industries Inc
6.00%, 12/31/2049(h),(i)		10,000	9,800	5.15%, 03/15/2034		1,640	1,587
USD Swap Semi-Annual 5 Year + 4.11%				CNAC HK Finbridge Co Ltd
Turkiye Garanti Bankasi AS				5.13%, 03/14/2028		7,565	8,102
6.13%, 05/24/2027(i)		200	159	Cornerstone Chemical Co
USD Swap Semi-Annual 5 Year + 4.22%				6.75%, 08/15/2024(b)		10,632	10,340
				DowDuPont Inc
				4.21%, 11/15/2023		700	734

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Chemicals (continued)				Commercial Mortgage Backed Securities (continued)
Israel Chemicals Ltd				BBCMS Mortgage Trust 2018-C2
6.38%, 05/31/2038(b)		$4,160	$4,550	5.14%, 12/15/2051(k)	$10,000	$10,483
Kronos International Inc				BENCHMARK 2018-B1 Mortgage Trust
3.75%, 09/15/2025	EUR	200	220	1.26%, 01/15/2051(k),(m)	12,667	1,092
Mexichem SAB de CV				1.51%, 01/15/2051(b),(k),(m)	30,260	3,135
5.88%, 09/17/2044		$500	501	2.75%, 01/15/2051(b)	11,120	9,074
OCI NV				3.67%, 01/15/2051(k)	5,000	5,175
5.00%, 04/15/2023	EUR	400	473	BENCHMARK 2018-B3 Mortgage Trust
6.63%, 04/15/2023(b)		$800	833	1.50%, 04/10/2051(b),(k),(m)	5,520	594
Petkim Petrokimya Holding AS				Benchmark 2018-B5 Mortgage Trust
5.88%, 01/26/2023		700	645	0.65%, 07/15/2051(k),(m)	97,327	3,474
SASOL Financing USA LLC				3.27%, 07/15/2051(b),(k)	4,500	3,976
5.88%, 03/27/2024		700	743	4.57%, 07/15/2051	5,000	5,351
6.50%, 09/27/2028		4,500	4,935	BENCHMARK 2018-B6 Mortgage Trust
Solvay Finance SA				1.50%, 10/10/2051(b),(k),(m)	37,790	4,389
5.87%, 12/31/2049(h),(i)	EUR	400	523	3.27%, 10/10/2051(b),(k)	3,750	3,006
EUR Swap Annual (VS 6 Month) 5 Year				3.27%, 10/10/2051(b),(k)	11,720	10,270
+ 5.22%				BENCHMARK 2018-B7 Mortgage Trust
			$42,238	2.02%, 05/15/2053(b),(k)	16,962	2,535
Coal - 0.43%				3.00%, 05/15/2053(b),(k)	5,000	4,314
Alliance Resource Operating Partners LP /				Benchmark 2018-B8 Mortgage Trust
Alliance Resource Finance Corp				2.04%, 01/15/2052(b),(k),(m)	6,900	991
7.50%, 05/01/2025(b)		$2,085	2,187	3.00%, 01/15/2052(b)	5,000	4,256
Eterna Capital Pte Ltd				5.04%, 01/15/2052(k)	7,961	8,523
7.50%, PIK 6.00%, 12/11/2022(k),(l)		5,390	5,352	BENCHMARK 2019-B10 Mortgage Trust
8.00%, PIK 8.00%, 12/11/2022(k),(l)		1,092	981	1.23%, 03/15/2062(k),(m)	48,000	4,462
Foresight Energy LLC / Foresight Energy Finance				1.87%, 03/15/2062(b),(k),(m)	12,985	1,972
Corp				3.00%, 03/15/2062(b)	3,250	2,801
11.50%, 04/01/2023(b)		31,600	24,490	3.00%, 03/15/2062(b)	5,000	4,072
			$33,010	Benchmark 2019-B9 Mortgage Trust
Commercial Mortgage Backed Securities - 16.79%				2.17%, 03/15/2052(b),(k),(m)	11,550	1,789
Banc of America Merrill Lynch Commercial				3.00%, 03/15/2052(b)	3,000	2,605
Mortgage Inc				3.00%, 03/15/2052(b)	2,500	1,921
5.69%, 11/10/2042(k)		2,513	2,488	CD 2006-CD2 Mortgage Trust
BANK 2017-BNK4				5.68%, 01/15/2046(k)	2,484	1,870
0.98%, 05/15/2050(k),(m)		13,843	810	CD 2017-CD5 Mortgage Trust
BANK 2017-BNK5				3.35%, 08/15/2050(b)	7,000	5,972
1.32%, 06/15/2060(b),(k),(m)		42,403	3,445	CD 2018-CD7 Mortgage Trust
3.08%, 06/15/2060(b),(k)		18,288	15,548	1.75%, 08/15/2051(b),(k),(m)	20,444	2,647
4.40%, 06/15/2060(b),(k)		8,356	5,829	3.26%, 08/15/2051(b),(k)	12,750	11,159
BANK 2017-BNK6				5.01%, 08/15/2051(k)	5,182	5,494
3.10%, 07/15/2060(b)		2,500	2,108	CFCRE Commercial Mortgage Trust 2016-C6
BANK 2017-BNK9				1.32%, 11/10/2049(k),(m)	44,435	3,039
1.56%, 11/15/2054(b),(k),(m)		15,200	1,559	4.36%, 11/10/2049(k)	4,000	4,020
2.80%, 11/15/2054(b)		10,000	8,190	CGMS Commercial Mortgage Trust 2017-B1
BANK 2018-BNK10				3.00%, 08/15/2050(b)	7,435	5,990
1.89%, 02/15/2061(b),(k),(m)		31,334	4,012	Citigroup Commercial Mortgage Trust 2007-C6
BANK 2018-BNK12				5.75%, 12/10/2049(k)	4,859	2,741
1.55%, 05/15/2061(b),(k),(m)		18,728	2,035	Citigroup Commercial Mortgage Trust 2012-GC8
3.00%, 05/15/2061(b)		6,000	4,977	5.00%, 09/10/2045(b),(k)	1,875	1,697
BANK 2018-BNK13				Citigroup Commercial Mortgage Trust
1.69%, 08/15/2061(b),(k),(m)		41,485	5,007	2013-GC15
3.00%, 08/15/2061(b)		7,000	5,813	4.25%, 09/10/2046(b),(k)	16,492	13,403
4.22%, 08/15/2061(k)		8,500	9,156	5.39%, 09/10/2046(b),(k)	7,700	7,981
4.68%, 08/15/2061(k)		6,000	6,448	Citigroup Commercial Mortgage Trust
BANK 2018-BNK14				2015-GC27
1.75%, 09/15/2060(b),(k),(m)		11,466	1,443	4.58%, 02/10/2048(k)	10,000	10,118
3.00%, 09/15/2060(b)		8,000	7,053	Citigroup Commercial Mortgage Trust 2016-C1
BANK 2019-BNK16				2.07%, 05/10/2049(k),(m)	36,745	3,808
1.99%, 02/15/2052(b),(k),(m)		13,120	1,912	Citigroup Commercial Mortgage Trust
3.00%, 02/15/2052(b)		2,500	2,107	2016-GC37
3.00%, 02/15/2052(b)		2,500	1,938	1.94%, 04/10/2049(k),(m)	15,024	1,426
4.79%, 02/15/2052(k)		1,887	1,974	Citigroup Commercial Mortgage Trust 2018-B2
BANK 2019-BNK17				1.50%, 03/10/2051(b),(k),(m)	13,247	1,407
1.60%, 04/15/2052(b),(k),(m)		11,541	1,491	3.33%, 03/10/2051(b),(k)	2,500	2,027
3.00%, 04/15/2052(b)		3,500	2,987	Citigroup Commercial Mortgage Trust 2018-C5
3.00%, 04/15/2052(b)		3,849	3,026	3.38%, 06/10/2051(b),(k)	1,000	888

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal		Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
Citigroup Commercial Mortgage Trust 2018-C6			Freddie Mac Multifamily Structured Pass
5.24%, 11/10/2051(b),(k)	$10,000	$10,214	Through Certificates
COMM 2012-CCRE1 Mortgage Trust			1.43%, 08/25/2020(k),(m)	$23,128	$314
2.46%, 05/15/2045(b)	13,993	11,225	1.49%, 05/25/2040(k),(m)	35,000	288
5.50%, 05/15/2045(b),(k)	8,889	8,960	1.51%, 04/25/2041(k),(m)	86,714	1,262
COMM 2012-CCRE4 Mortgage Trust			1.53%, 01/25/2043(k),(m)	79,054	5,943
4.72%, 10/15/2045(b),(k)	5,000	2,184	1.68%, 11/25/2042(k),(m)	83,688	3,105
COMM 2012-CCRE5 Mortgage Trust			1.71%, 11/25/2040(k),(m)	16,936	890
4.46%, 12/10/2045(b),(k)	3,475	3,462	1.71%, 10/25/2041(k),(m)	43,000	2,704
4.46%, 12/10/2045(b),(k)	7,500	7,164	1.72%, 06/25/2041(k),(m)	20,000	1,192
Comm 2013-CCRE13 Mortgage Trust			1.73%, 06/25/2042(k),(m)	12,191	7
5.06%, 11/10/2046(b),(k)	6,421	6,256	2.04%, 11/25/2044(k),(m)	16,293	1,561
5.06%, 11/10/2046(b),(k)	5,660	4,841	2.08%, 02/25/2041(k),(m)	33,968	1,165
COMM 2013-CCRE6 Mortgage Trust			2.10%, 02/25/2045(k),(m)	27,900	2,829
1.20%, 03/10/2046(k),(m)	56,727	1,651	2.16%, 05/25/2025(k),(m)	43,706	4,693
4.22%, 03/10/2046(b),(k)	13,215	13,022	2.17%, 07/25/2026(k),(m)	39,161	4,993
4.22%, 03/10/2046(b),(k)	13,750	12,425	2.18%, 08/25/2042(k),(m)	98,038	10,349
COMM 2013-CCRE7 Mortgage Trust			2.24%, 08/25/2045(k),(m)	98,643	14,434
4.53%, 03/10/2046(b),(k)	7,500	5,841	2.25%, 05/25/2046(k),(m)	75,770	8,816
COMM 2014-CCRE15 Mortgage Trust			2.26%, 01/25/2026(k),(m)	70,234	8,383
4.40%, 02/10/2047(b),(k)	5,414	5,129	2.28%, 12/25/2039(k),(m)	25,654	1,408
COMM 2014-CCRE17 Mortgage Trust			2.29%, 06/25/2051(k),(m)	17,800	2,933
0.33%, 05/10/2047(b),(k),(m)	44,717	619	2.31%, 09/25/2046(k),(m)	14,690	2,470
4.98%, 05/10/2047(b),(k)	12,469	12,381	2.31%, 02/25/2047(k),(m)	28,250	5,192
Comm 2014-UBS2 Mortgage Trust			2.32%, 04/25/2029(k),(m)	17,584	3,126
5.17%, 03/10/2047(b),(k)	13,690	12,590	2.33%, 07/25/2046(k),(m)	17,686	2,952
COMM 2014-UBS3 Mortgage Trust			2.34%, 08/25/2045(k),(m)	37,838	6,356
4.97%, 06/10/2047(b),(k)	21,861	20,822	2.37%, 01/25/2046(k),(m)	42,892	7,691
COMM 2014-UBS5 Mortgage Trust			3.61%, 06/25/2041(k),(m)	4,400	308
3.50%, 09/10/2047(b)	6,500	5,577	4.78%, 11/25/2044(k),(m)	1,800	119
COMM 2015-LC19 Mortgage Trust			GS Mortgage Securities Corp II
4.40%, 02/10/2048(b),(k)	8,000	6,578	1.56%, 07/10/2051(b),(k),(m)	8,017	910
4.40%, 02/10/2048(k)	2,500	2,559	GS Mortgage Securities Trust 2010-C2
COMM 2015-LC23 Mortgage Trust			5.35%, 12/10/2043(b),(k)	5,000	5,148
3.80%, 10/10/2048(b),(k)	6,000	5,723	GS Mortgage Securities Trust 2011-GC5
COMM 2016-COR1 Mortgage Trust			5.56%, 08/10/2044(b),(k)	3,660	3,256
1.59%, 10/10/2049(k),(m)	44,907	3,402	GS Mortgage Securities Trust 2012-GCJ7
4.53%, 10/10/2049(k)	5,000	5,080	5.87%, 05/10/2045(b),(k)	7,429	7,316
COMM 2017-COR2 Mortgage Trust			GS Mortgage Securities Trust 2012-GCJ9
1.33%, 09/10/2050(k),(m)	76,025	5,971	4.90%, 11/10/2045(b),(k)	5,000	5,042
COMM 2018-COR3 Mortgage Trust			4.90%, 11/10/2045(b),(k)	8,500	7,923
1.75%, 05/10/2051(b),(k),(m)	15,800	2,015	GS Mortgage Securities Trust 2013-GC16
2.96%, 05/10/2051(b),(k)	8,500	7,013	3.50%, 11/10/2046(b)	2,500	1,920
4.23%, 05/10/2051	3,750	4,014	GS Mortgage Securities Trust 2013-GCJ14
4.71%, 05/10/2051(k)	4,875	5,018	4.91%, 08/10/2046(b),(k)	10,460	10,539
Credit Suisse Commercial Mortgage Trust Series			4.91%, 08/10/2046(b),(k)	7,742	6,920
2007-C1			4.91%, 08/10/2046(b),(k)	2,500	2,154
5.46%, 02/15/2040(k)	23,008	10,759	GS Mortgage Securities Trust 2014-GC26
CSAIL 2018-CX12 Commercial Mortgage Trust			1.37%, 11/10/2047(b),(k),(m)	29,811	1,762
1.50%, 08/15/2051(b),(k),(m)	8,985	1,016	4.67%, 11/10/2047(b),(k)	2,570	2,205
3.43%, 08/15/2051(b),(k)	3,500	3,078	GS Mortgage Securities Trust 2017-GS7
4.22%, 08/15/2051	5,000	5,356	1.28%, 08/10/2050(k),(m)	28,967	2,065
CSAIL 2019-C15 Commercial Mortgage Trust			GS Mortgage Securities Trust 2018-GS9
1.22%, 03/15/2052(k),(m)	55,992	4,355	1.51%, 03/10/2051(b),(k),(m)	8,353	833
2.15%, 03/15/2052(b),(k)	3,981	624	JP Morgan Chase Commercial Mortgage
3.00%, 03/15/2052(b)	2,500	2,096	Securities Trust 2005-CIBC12
DBGS 2018-BIOD Mortgage Trust			4.99%, 09/12/2037(k)	18	18
1.75%, 10/15/2051(b),(k),(m)	9,496	1,238	JP Morgan Chase Commercial Mortgage
3.04%, 10/15/2051(b),(k)	1,750	1,484	Securities Trust 2006-CIBC17
4.47%, 10/15/2051	5,500	6,020	5.49%, 12/12/2043(k)	9,339	7,658
DBJPM 17-C6 Mortgage Trust			JP Morgan Chase Commercial Mortgage
1.18%, 06/10/2050(k),(m)	99,370	5,857	Securities Trust 2006-LDP9
3.38%, 06/10/2050(b),(k)	15,000	12,920	5.34%, 05/15/2047	1,000	955
DBUBS 2011-LC1 Mortgage Trust			JP Morgan Chase Commercial Mortgage
0.38%, 11/10/2046(b),(k),(m)	142,384	788	Securities Trust 2011-C5
DBUBS 2011-LC2 Mortgage Trust			4.00%, 08/15/2046(b),(k)	6,000	5,745
1.23%, 07/10/2044(b),(k),(m)	9,480	160	5.55%, 08/15/2046(b),(k)	4,844	4,889

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
JP Morgan Chase Commercial Mortgage			JPMCC Commercial Mortgage Securities Trust
Securities Trust 2012-C6			2019-COR4
2.97%, 05/15/2045(b),(k)	$3,750	$2,894	1.29%, 03/10/2052(k),(m)	$34,398	$2,987
JP Morgan Chase Commercial Mortgage			2.18%, 03/10/2052(b),(k),(m)	18,869	2,985
Securities Trust 2012-C8			3.00%, 03/10/2052(b)	1,000	794
2.75%, 10/15/2045(b),(k)	8,553	7,013	3.00%, 03/10/2052(b)	5,000	4,270
JP Morgan Chase Commercial Mortgage			JPMDB Commercial Mortgage Securities Trust
Securities Trust 2013-C16			2018-C8
3.74%, 12/15/2046(b),(k)	10,000	8,743	4.52%, 06/15/2051	1,250	1,325
5.20%, 12/15/2046(b),(k)	5,000	5,095	LB Commercial Mortgage Trust 2007-C3
JP Morgan Chase Commercial Mortgage			6.09%, 07/15/2044(k)	827	836
Securities Trust 2013-LC11			6.09%, 07/15/2044(k)	12,738	11,393
1.41%, 04/15/2046(k),(m)	51,861	2,179	LB-UBS Commercial Mortgage Trust 2006-C7
JP Morgan Chase Commercial Mortgage			5.41%, 11/15/2038	12,048	8,674
Securities Trust 2016-JP3			LB-UBS Commercial Mortgage Trust 2007-C6
3.40%, 08/15/2049(k)	3,250	3,207	6.52%, 07/15/2040(k)	13,250	13,332
JPMBB Commercial Mortgage Securities Trust			6.52%, 07/15/2040(k)	8,841	8,291
2013-C12			ML-CFC Commercial Mortgage Trust 2007-5
4.24%, 07/15/2045(k)	7,286	7,128	5.45%, 08/12/2048(k)	4,504	3,085
JPMBB Commercial Mortgage Securities Trust			Morgan Stanley Bank of America Merrill Lynch
2013-C15			Trust 2012-C5
3.50%, 11/15/2045(b)	9,191	7,310	4.84%, 08/15/2045(b),(k)	6,787	6,932
5.37%, 11/15/2045(b),(k)	23,750	24,579	Morgan Stanley Bank of America Merrill Lynch
JPMBB Commercial Mortgage Securities Trust			Trust 2013-C8
2014-C18			4.19%, 12/15/2048(b),(k)	18,500	18,465
1.02%, 02/15/2047(k),(m)	47,511	1,607	Morgan Stanley Bank of America Merrill Lynch
4.98%, 02/15/2047(b),(k)	7,850	7,310	Trust 2014-C14
JPMBB Commercial Mortgage Securities Trust			5.10%, 02/15/2047(k)	6,750	7,078
2014-C19			5.10%, 02/15/2047(b),(k)	5,331	4,957
4.86%, 04/15/2047(b),(k)	1,359	1,304	Morgan Stanley Bank of America Merrill Lynch
4.86%, 04/15/2047(k)	15,096	15,617	Trust 2014-C16
JPMBB Commercial Mortgage Securities Trust			4.42%, 06/15/2047(b),(k)	17,104	12,795
2014-C21			4.92%, 06/15/2047(b),(k)	10,598	8,915
1.17%, 08/15/2047(k),(m)	41,693	1,728	Morgan Stanley Bank of America Merrill Lynch
JPMBB Commercial Mortgage Securities Trust			Trust 2014-C18
2014-C23			4.49%, 10/15/2047(k)	4,408	4,564
0.85%, 09/15/2047(k),(m)	230,799	6,000	Morgan Stanley Bank of America Merrill Lynch
JPMBB Commercial Mortgage Securities Trust			Trust 2015-C20
2014-C24			1.48%, 02/15/2048(k),(m)	50,346	2,739
4.04%, 11/15/2047(b),(k)	20,500	18,693	1.54%, 02/15/2048(b),(k),(m)	41,500	2,885
JPMBB Commercial Mortgage Securities Trust			Morgan Stanley Bank of America Merrill Lynch
2014-C26			Trust 2015-C21
4.55%, 01/15/2048(k)	5,000	5,138	1.07%, 03/15/2048(k),(m)	33,015	1,355
JPMBB Commercial Mortgage Securities Trust			Morgan Stanley Bank of America Merrill Lynch
2015-C28			Trust 2015-C26
0.50%, 10/15/2048(b),(k),(m)	54,005	1,338	3.06%, 10/15/2048(b)	2,185	1,979
1.26%, 10/15/2048(k),(m)	58,685	2,386	Morgan Stanley Bank of America Merrill Lynch
JPMBB Commercial Mortgage Securities Trust			Trust 2016-C29
2015-C29			1.78%, 05/15/2049(k),(m)	42,189	3,465
3.81%, 05/15/2048(k)	5,270	4,316	Morgan Stanley Bank of America Merrill Lynch
JPMBB Commercial Mortgage Securities Trust			Trust 2016-C31
2015-C30			1.46%, 11/15/2049(b),(k),(m)	21,213	1,796
0.68%, 07/15/2048(k),(m)	74,381	2,052	Morgan Stanley Bank of America Merrill Lynch
JPMBB Commercial Mortgage Securities Trust			Trust 2016-C32
2015-C31			0.89%, 12/15/2049(k),(m)	75,448	3,311
0.50%, 08/15/2048(b),(k),(m)	42,377	1,097	Morgan Stanley Capital I Trust 2011-C3
JPMCC Commercial Mortgage Securities Trust			0.82%, 07/15/2049(b),(k),(m)	19,631	176
2017-JP5			Morgan Stanley Capital I Trust 2018-H3
1.25%, 03/15/2050(k),(m)	98,293	5,670	2.01%, 07/15/2051(b),(k),(m)	7,682	1,035
JPMCC Commercial Mortgage Securities Trust			Morgan Stanley Capital I Trust 2018-L1
2017-JP6			3.00%, 10/15/2051(b)	5,000	4,251
1.47%, 07/15/2050(k),(m)	23,723	1,457	SG Commercial Mortgage Securities Trust
JPMCC Commercial Mortgage Securities Trust			2016-C5
2017-JP7			1.07%, 10/10/2048(k),(m)	17,960	1,078
4.05%, 09/15/2050	2,500	2,563	UBS Commercial Mortgage Trust 2012-C1
4.55%, 09/15/2050(b),(k)	14,734	14,470	5.00%, 05/10/2045(b),(k)	8,000	7,265
			UBS Commercial Mortgage Trust 2018-C12
			4.79%, 08/15/2051(k)	5,000	5,362

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Mortgage Backed Securities (continued)			Commercial Mortgage Backed Securities (continued)
UBS Commercial Mortgage Trust 2018-C15			Wells Fargo Commercial Mortgage Trust
4.92%, 12/15/2051(k)	$10,000	$10,819	2018-C44
UBS-Barclays Commercial Mortgage Trust			2.00%, 05/15/2051(b),(k),(m)		$8,022	$1,084
2012-C2			3.00%, 05/15/2051(b)		5,000	4,167
1.48%, 05/10/2063(b),(k),(m)	26,006	919	4.21%, 05/15/2051		7,500	8,039
UBS-Barclays Commercial Mortgage Trust			Wells Fargo Commercial Mortgage Trust
2012-C3			2018-C45
5.00%, 08/10/2049(b),(k)	20,994	18,420	2.03%, 06/15/2051(b),(k),(m)		2,647	366
5.20%, 08/10/2049(b),(k)	25,827	25,662	3.00%, 06/15/2051(b)		1,250	1,067
UBS-Barclays Commercial Mortgage Trust			Wells Fargo Commercial Mortgage Trust
2012-C4			2018-C46
4.63%, 12/10/2045(b),(k)	12,000	11,535	5.15%, 08/15/2051		6,000	6,239
4.63%, 12/10/2045(b),(k)	17,981	15,087	Wells Fargo Commercial Mortgage Trust
UBS-Barclays Commercial Mortgage Trust			2018-C47
2013-C5			2.10%, 09/15/2061(b),(k),(m)		14,133	2,129
4.21%, 03/10/2046(b),(k)	9,150	8,593	3.00%, 09/15/2061(b)		6,000	5,022
4.21%, 03/10/2046(b),(k)	5,759	4,917	5.10%, 09/15/2061(k)		4,500	4,686
Wells Fargo Commercial Mortgage Trust 2010-C1			Wells Fargo Commercial Mortgage Trust
0.66%, 11/15/2043(b),(k),(m)	13,501	105	2018-C48
Wells Fargo Commercial Mortgage Trust			1.13%, 01/15/2052(k),(m)		68,986	5,030
2014-LC18			5.29%, 01/15/2052(k)		10,000	10,640
1.24%, 12/15/2047(k),(m)	79,784	3,556	Wells Fargo Commercial Mortgage Trust
3.96%, 12/15/2047(b),(k)	13,500	12,422	2019-C49
Wells Fargo Commercial Mortgage Trust			2.31%, 03/15/2052(b),(k),(m)		4,336	728
2015-C28			3.00%, 03/15/2052(b)		2,500	2,096
4.26%, 05/15/2048(k)	10,000	9,063	Wells Fargo Commercial Mortgage Trust
Wells Fargo Commercial Mortgage Trust			2019-C50
2015-C31			2.19%, 05/15/2052(b),(d),(j),(k),(m)		14,851	2,445
3.85%, 11/15/2048	5,321	4,667	WFRBS Commercial Mortgage Trust 2011-C5
Wells Fargo Commercial Mortgage Trust			0.18%, 11/15/2044(b),(k),(m)		121,391	410
2015-NXS1			WFRBS Commercial Mortgage Trust 2014-C20
0.49%, 05/15/2048(k),(m)	24,936	719	3.99%, 05/15/2047(b)		10,000	7,883
2.88%, 05/15/2048(b),(k)	7,116	5,226	4.51%, 05/15/2047(k)		1,000	987
4.24%, 05/15/2048(k)	3,580	3,415	WFRBS Commercial Mortgage Trust 2014-C22
Wells Fargo Commercial Mortgage Trust			4.05%, 09/15/2057(b),(k)		10,000	8,258
2015-NXS3			WFRBS Commercial Mortgage Trust 2014-C24
1.29%, 09/15/2057(k),(m)	26,207	1,119	3.69%, 11/15/2047(b)		11,047	8,631
3.15%, 09/15/2057(b)	5,000	4,140				$1,294,103
Wells Fargo Commercial Mortgage Trust			Commercial Services - 0.78%
2016-C34			DP World PLC
2.32%, 06/15/2049(k),(m)	35,397	3,542	5.63%, 09/25/2048(b)		1,720	1,814
Wells Fargo Commercial Mortgage Trust			Loxam SAS
2016-C35			6.00%, 04/15/2025	EUR	500	593
2.13%, 07/15/2048(k),(m)	38,750	4,111	Mersin Uluslararasi Liman Isletmeciligi AS
Wells Fargo Commercial Mortgage Trust			5.88%, 08/12/2020		$2,820	2,806
2016-C36			Midas Intermediate Holdco II LLC / Midas
4.33%, 11/15/2059(k)	4,000	3,876	Intermediate Holdco II Finance Inc
Wells Fargo Commercial Mortgage Trust			7.88%, 10/01/2022(b)		7,988	7,349
2016-C37			Nielsen Finance LLC / Nielsen Finance Co
4.47%, 12/15/2049(k)	1,800	1,859	5.00%, 04/15/2022(b)		3,975	3,949
Wells Fargo Commercial Mortgage Trust			Prime Security Services Borrower LLC / Prime
2016-NXS5			Finance Inc
5.04%, 01/15/2059(k)	4,254	4,185	9.25%, 05/15/2023(b)		2,010	2,118
Wells Fargo Commercial Mortgage Trust			Refinitiv US Holdings Inc
2017-C38			6.25%, 05/15/2026(b)		14,850	15,240
1.22%, 07/15/2050(k),(m)	97,198	6,357	ServiceMaster Co LLC/The
Wells Fargo Commercial Mortgage Trust			5.13%, 11/15/2024(b)		11,225	11,337
2017-C40			Team Health Holdings Inc
4.48%, 10/15/2050(k)	10,000	10,077	6.38%, 02/01/2025(b)		17,520	14,892
Wells Fargo Commercial Mortgage Trust						$60,098
2017-C42			Computers - 0.31%
1.71%, 12/15/2050(b),(k),(m)	20,343	2,217	Apple Inc
Wells Fargo Commercial Mortgage Trust			0.35%, 06/10/2020	JPY	130,000	1,171
2018-C43			Banff Merger Sub Inc
1.78%, 03/15/2051(b),(k),(m)	6,614	788	9.75%, 09/01/2026(b)		$6,000	6,015
			International Business Machines Corp
			5.60%, 11/30/2039		800	957

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Computers (continued)				Diversified Financial Services (continued)
West Corp				Swiss Insured Brazil Power Finance Sarl
8.50%, 10/15/2025(b)		$17,560	$15,475	9.85%, 07/16/2032(b)	BRL	49,263	$12,972
			$23,618	Vantiv LLC / Vantiv Issuer Corp
Cosmetics & Personal Care - 0.20%				3.88%, 11/15/2025	GBP	600	815
Avon International Operations Inc				4.38%, 11/15/2025(b)		$1,820	1,870
7.88%, 08/15/2022(b)		6,500	6,728				$159,186
High Ridge Brands Co				Electric - 1.09%
8.88%, 03/15/2025(b)		15,607	6,477	Acwa Power Management And Investments One
Procter & Gamble Co/The				Ltd
1.13%, 11/02/2023	EUR	1,800	2,118	5.95%, 12/15/2039(b)		8,637	8,918
			$15,323	Brookfield Infrastructure Finance ULC
Distribution & Wholesale - 0.14%				3.32%, 02/22/2024	CAD	3,800	2,858
LKQ Corp				Calpine Corp
4.75%, 05/15/2023		$10,980	11,062	5.75%, 01/15/2025		$7,100	7,029
Diversified Financial Services - 2.07%				Clearway Energy Operating LLC
Alliance Data Systems Corp				5.75%, 10/15/2025(b)		580	593
5.38%, 08/01/2022(b)		10,841	11,004	Comision Federal de Electricidad
Ally Financial Inc				4.88%, 01/15/2024		1,250	1,289
5.75%, 11/20/2025		3,565	3,864	Duke Energy Corp
Avation Capital SA				3.75%, 09/01/2046		1,000	931
6.50%, 05/15/2021(b)		855	855	Emera Inc
Capital One Financial Corp				6.75%, 06/15/2076(i)		4,400	4,734
5.55%, 12/31/2049(h),(i)		18,140	18,480	3 Month USD LIBOR + 5.44%
3 Month USD LIBOR + 3.80%				Emera US Finance LP
Charles Schwab Corp/The				4.75%, 06/15/2046		800	817
7.00%, 02/28/2049(h),(i)		4,198	4,492	Empresa de Transmision Electrica SA
3 Month USD LIBOR + 4.82%				5.13%, 05/02/2049(b),(j)		2,300	2,354
Credit Acceptance Corp				Enel Chile SA
7.38%, 03/15/2023		2,994	3,103	4.88%, 06/12/2028		200	212
Credito Real SAB de CV SOFOM ER				Enel SpA
7.25%, 07/20/2023		1,400	1,449	8.75%, 09/24/2073(b),(i)		2,500	2,800
Depository Trust & Clearing Corp/The				USD Swap Semi-Annual 5 Year + 5.88%
4.88%, 12/31/2049(b),(h),(i)		6,250	6,281	Eskom Holdings SOC Ltd
3 Month USD LIBOR + 3.17%				5.75%, 01/26/2021(b)		1,715	1,700
Garfunkelux Holdco 3 SA				7.85%, 04/02/2026	ZAR	77,500	4,901
8.50%, 11/01/2022	GBP	4,600	5,574	8.45%, 08/10/2028(b)		$3,285	3,552
goeasy Ltd				Exelon Corp
7.88%, 11/01/2022(b)		$6,000	6,315	3.50%, 06/01/2022		3,500	3,549
International Personal Finance PLC				FirstEnergy Corp
5.75%, 04/07/2021	EUR	4,000	4,387	7.38%, 11/15/2031		1,250	1,653
Intrum AB				Fortis Inc/Canada
2.75%, 07/15/2022		1,700	1,890	3.06%, 10/04/2026		1,239	1,190
Ladder Capital Finance Holdings LLLP / Ladder				Genneia SA
Capital Finance Corp				8.75%, 01/20/2022(b)		2,975	2,356
5.25%, 10/01/2025(b)		$11,800	11,756	Lamar Funding Ltd
LoanCore Capital Markets LLC / JLC Finance				3.96%, 05/07/2025		500	438
Corp				Light Servicos de Eletricidade SA/Light Energia
6.88%, 06/01/2020(b)		2,275	2,278	SA
Mongolian Mortgage Corp Hfc LLC				7.25%, 05/03/2023		800	812
9.75%, 01/29/2022(b)		2,500	2,534	LLPL Capital Pte Ltd
National Rural Utilities Cooperative Finance Corp				6.88%, 02/04/2039(b)		3,350	3,614
5.25%, 04/20/2046(i)		2,200	2,242	Minejesa Capital BV
3 Month USD LIBOR + 3.63%				4.63%, 08/10/2030(b)		4,327	4,191
Nationstar Mortgage Holdings Inc				Naturgy Finance BV
8.13%, 07/15/2023(b)		8,500	8,564	3.38%, 12/31/2049(h),(i)	EUR	300	344
NFP Corp				EUR Swap Annual (VS 6 Month) 9 Year
6.88%, 07/15/2025(b)		30,445	29,912	+ 3.08%
Oxford Finance LLC / Oxford Finance Co-Issuer				Origin Energy Finance Ltd
II Inc				3.50%, 10/04/2021		3,250	3,925
6.38%, 12/15/2022(b)		6,075	6,272	Pampa Energia SA
Quicken Loans Inc				7.38%, 07/21/2023		$600	539
5.75%, 05/01/2025(b)		5,164	5,241	7.50%, 01/24/2027(b)		10,896	9,234
Shriram Transport Finance Co Ltd				Perusahaan Listrik Negara PT
5.95%, 10/24/2022(b)		3,500	3,501	4.13%, 05/15/2027		700	689
Springleaf Finance Corp				RWE AG
6.88%, 03/15/2025		2,795	2,998	3.50%, 04/21/2075(i)	EUR	500	585
7.13%, 03/15/2026		500	537	EUR Swap Annual (VS 6 Month) 5 Year
				+ 3.25%

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)				Entertainment (continued)
Southern Co/The				WMG Acquisition Corp
2.95%, 07/01/2023		$2,000	$1,997	4.13%, 11/01/2024	EUR	630	$739
Vistra Energy Corp							$68,566
7.38%, 11/01/2022		4,656	4,816	Environmental Control - 0.31%
8.13%, 01/30/2026(b)		345	376	Covanta Holding Corp
Vistra Operations Co LLC				5.88%, 07/01/2025		$3,625	3,716
5.50%, 09/01/2026(b)		890	917	6.00%, 01/01/2027		5,200	5,291
			$83,913	GFL Environmental Inc
Electrical Components & Equipment - 0.08%				5.38%, 03/01/2023(b)		8,000	7,780
Belden Inc				5.63%, 05/01/2022(b)		4,000	3,970
2.88%, 09/15/2025	EUR	500	574	8.50%, 05/01/2027(b)		2,500	2,604
Energizer Gamma Acquisition BV				Waste Pro USA Inc
4.63%, 07/15/2026		550	635	5.50%, 02/15/2026(b)		875	871
Energizer Holdings Inc							$24,232
5.50%, 06/15/2025(b)		$505	510	Food - 0.94%
6.38%, 07/15/2026(b)		610	630	Alicorp SAA
WESCO Distribution Inc				6.88%, 04/17/2027(b)	PEN	13,300	4,083
5.38%, 06/15/2024		3,861	3,957	Arcor SAIC
			$6,306	6.00%, 07/06/2023		$250	234
Energy - Alternate Sources - 0.06%				Boparan Finance PLC
Azure Power Energy Ltd				5.50%, 07/15/2021	GBP	200	179
5.50%, 11/03/2022		700	693	Casino Guichard Perrachon SA
Rio Energy SA / UGEN SA / UENSA SA				4.50%, 03/07/2024	EUR	4,300	4,717
6.88%, 02/01/2025(b)		6,611	4,314	Cencosud SA
			$5,007	4.38%, 07/17/2027(b)		$3,180	3,029
Engineering & Construction - 0.24%				6.63%, 02/12/2045(b)		1,050	1,068
Aeropuerto Internacional de Tocumen SA				Grupo Bimbo SAB de CV
6.00%, 11/18/2048(b)		4,835	5,439	5.95%, 12/31/2049(b),(h),(i)		3,250	3,352
Indo Energy Finance II BV				US Treasury Yield Curve Rate T Note
6.38%, 01/24/2023		906	903	Constant Maturity 5 Year + 3.28%
International Airport Finance SA				Ingles Markets Inc
12.00%, 03/15/2033(b)		2,700	2,898	5.75%, 06/15/2023		2,668	2,701
MasTec Inc				JBS USA LUX SA / JBS USA Finance Inc
4.88%, 03/15/2023		1,220	1,232	5.75%, 06/15/2025(b)		6,650	6,800
Mexico City Airport Trust				MARB BondCo PLC
5.50%, 07/31/2047(b)		5,860	5,457	6.88%, 01/19/2025(b)		7,203	7,153
Tutor Perini Corp				Minerva Luxembourg SA
6.88%, 05/01/2025(b)		1,240	1,242	5.88%, 01/19/2028(b)		4,805	4,463
Zhaohai Investment BVI Ltd				6.50%, 09/20/2026(b)		6,755	6,676
4.00%, 07/23/2020		1,000	976	Nestle Holdings Inc
			$18,147	4.00%, 09/24/2048(b)		2,000	2,080
Entertainment - 0.89%				Post Holdings Inc
AMC Entertainment Holdings Inc				5.00%, 08/15/2026(b)		6,460	6,436
5.88%, 11/15/2026		13,595	12,643	5.50%, 03/01/2025(b)		4,975	5,093
6.13%, 05/15/2027		4,080	3,800	Sigma Holdco BV
Boyne USA Inc				7.88%, 05/15/2026(b)		1,925	1,824
7.25%, 05/01/2025(b)		8,575	9,304	Simmons Foods Inc
Caesars Resort Collection LLC / CRC Finco Inc				5.75%, 11/01/2024(b)		4,412	4,059
5.25%, 10/15/2025(b)		6,595	6,447	Tesco PLC
Cinemark USA Inc				6.13%, 02/24/2022	GBP	900	1,308
4.88%, 06/01/2023		7,575	7,653	US Foods Inc
Eldorado Resorts Inc				5.88%, 06/15/2024(b)		$6,918	7,074
6.00%, 09/15/2026		635	659				$72,329
7.00%, 08/01/2023		430	450	Food Service - 0.01%
International Game Technology PLC				Aramark International Finance Sarl
6.25%, 02/15/2022(b)		9,300	9,695	3.13%, 04/01/2025	EUR	400	467
6.25%, 01/15/2027(b)		2,900	3,049	Forest Products & Paper - 0.13%
6.50%, 02/15/2025(b)		1,415	1,507	Celulosa Arauco y Constitucion SA
Lions Gate Capital Holdings LLC				4.25%, 04/30/2029(b)		$3,175	3,163
5.88%, 11/01/2024(b)		1,315	1,341	Smurfit Kappa Acquisitions ULC
Resorts World Las Vegas LLC / RWLV Capital				2.75%, 02/01/2025	EUR	400	478
Inc				Suzano Austria GmbH
4.63%, 04/16/2029(b)		5,160	5,118	6.00%, 01/15/2029		$1,400	1,498
Sisal Group SpA				7.00%, 03/16/2047(b)		4,637	5,149
7.00%, 07/31/2023	EUR	4,300	4,907				$10,288
Stars Group Holdings BV / Stars Group US Co-
Borrower LLC
7.00%, 07/15/2026(b)		$1,200	1,254

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Gas - 0.05%				Holding Companies - Diversified - 0.08%
NGL Energy Partners LP / NGL Energy Finance				CK Hutchison Finance 16 Ltd
Corp				1.25%, 04/06/2023	EUR	2,700	$3,130
7.50%, 11/01/2023		$2,115	$2,199	KOC Holding AS
Perusahaan Gas Negara Tbk PT				6.50%, 03/11/2025(b)		$2,995	2,886
5.13%, 05/16/2024		1,400	1,464	ProGroup AG
			$3,663	3.00%, 03/31/2026	EUR	450	522
Hand & Machine Tools - 0.29%							$6,538
Apex Tool Group LLC / BC Mountain Finance				Home Builders - 0.06%
Inc				Lennar Corp
9.00%, 02/15/2023(b)		22,820	22,392	4.50%, 04/30/2024		$1,790	1,826
Healthcare - Products - 0.25%				Taylor Morrison Communities Inc / Taylor
Abbott Ireland Financing DAC				Morrison Holdings II Inc
0.00%, 09/27/2020(a)	EUR	2,900	3,256	5.63%, 03/01/2024(b)		1,755	1,772
Avantor Inc				Williams Scotsman International Inc
9.00%, 10/01/2025(b)		$10,700	11,636	7.88%, 12/15/2022(b)		1,200	1,257
Boston Scientific Corp							$4,855
4.00%, 03/01/2028		800	823	Home Furnishings - 0.04%
Medtronic Inc				Arcelik AS
3.50%, 03/15/2025		3,500	3,606	5.00%, 04/03/2023		2,200	2,063
			$19,321	Panasonic Corp
Healthcare - Services - 3.38%				0.39%, 03/19/2020	JPY	100,000	900
Acadia Healthcare Co Inc							$2,963
5.63%, 02/15/2023		6,400	6,464	Insurance - 4.01%
Anthem Inc				Acrisure LLC / Acrisure Finance Inc
3.65%, 12/01/2027		1,700	1,685	7.00%, 11/15/2025(b)		$20,525	18,575
Centene Corp				AIG Life Holdings Inc
5.38%, 06/01/2026(b)		785	817	8.50%, 07/01/2030		5,400	6,632
6.13%, 02/15/2024		1,880	1,969	Alliant Holdings Intermediate LLC / Alliant
DaVita Inc				Holdings Co-Issuer
5.13%, 07/15/2024		14,750	14,750	8.25%, 08/01/2023(b)		45,177	46,420
Eagle Holding Co II LLC				Allstate Corp/The
7.63%, PIK 8.38%, 05/15/2022(b),(k),(l)		8,500	8,542	5.75%, 08/15/2053(i)		4,808	4,952
Encompass Health Corp				3 Month USD LIBOR + 2.94%
5.75%, 11/01/2024		15,837	16,055	American International Group Inc
5.75%, 09/15/2025		1,350	1,386	5.75%, 04/01/2048(i)		12,000	12,130
Envision Healthcare Corp				3 Month USD LIBOR + 2.87%
8.75%, 10/15/2026(b)		26,470	24,948	8.18%, 05/15/2068(i)		3,850	4,668
HCA Inc				3 Month USD LIBOR + 4.20%
5.38%, 09/01/2026		2,550	2,690	Ardonagh Midco 3 PLC
5.88%, 05/01/2023		5,725	6,141	8.63%, 07/15/2023(b)		2,000	1,685
MEDNAX Inc				Argentum Netherlands BV for Swiss Re Ltd
6.25%, 01/15/2027(b)		2,000	2,040	5.63%, 08/15/2052(i)		5,500	5,706
MPH Acquisition Holdings LLC				3 Month USD LIBOR + 3.78%
7.13%, 06/01/2024(b)		7,550	7,589	Argentum Netherlands BV for Zurich Insurance
One Call Corp				Co Ltd
7.50%, PIK 11.00%, 07/01/2024(b),(d),(k),(l)		69,127	59,450	5.13%, 06/01/2048(i)		4,000	4,060
Parkway Pantai Ltd				US Treasury Yield Curve Rate T Note
4.25%, 12/31/2049(h),(i)		750	738	Constant Maturity 5 Year + 3.27%
US Treasury Yield Curve Rate T Note				Assicurazioni Generali SpA
Constant Maturity 5 Year + 4.43%				5.13%, 09/16/2024	EUR	2,650	3,662
Polaris Intermediate Corp				AssuredPartners Inc
8.50%, PIK 9.25%, 12/01/2022(b),(k),(l)		41,232	41,026	7.00%, 08/15/2025(b)		$43,453	41,063
RegionalCare Hospital Partners Holdings Inc				AXA SA
8.25%, 05/01/2023(b)		17,150	18,238	6.38%, 12/29/2049(b),(h),(i)		3,500	3,832
Surgery Center Holdings Inc				3 Month USD LIBOR + 2.26%
6.75%, 07/01/2025(b)		21,328	19,835	Berkshire Hathaway Inc
10.00%, 04/15/2027(b)		6,130	6,298	1.13%, 03/16/2027	EUR	2,500	2,900
Tenet Healthcare Corp				Brighthouse Financial Inc
4.63%, 07/15/2024		2,650	2,657	3.70%, 06/22/2027		$3,000	2,774
5.13%, 05/01/2025		11,400	11,500	Caisse Nationale de Reassurance Mutuelle
UnitedHealth Group Inc				Agricole Groupama
6.88%, 02/15/2038		1,250	1,713	6.38%, 12/31/2049(h),(i)	EUR	600	775
WellCare Health Plans Inc				3 Month Euro Interbank Offered Rate +
5.25%, 04/01/2025		2,160	2,230	5.77%
West Street Merger Sub Inc				Catlin Insurance Co Ltd
6.38%, 09/01/2025(b)		2,000	1,935	5.57%, 07/29/2049(b),(h)		$6,150	6,037
			$260,696	3 Month USD LIBOR + 2.98%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)				Insurance (continued)
CCB Life Insurance Co Ltd				Societa Cattolica di Assicurazioni SC
4.50%, 04/21/2077(i)		$1,000	$933	4.25%, 12/14/2047(i)	EUR	800	$876
US Treasury Yield Curve Rate T Note				3 Month Euro Interbank Offered Rate +
Constant Maturity 5 Year + 2.68%				4.46%
China Life Insurance Co Ltd				Swiss Re Finance Luxembourg SA
4.00%, 07/03/2135(i)		1,000	994	5.00%, 04/02/2049(b),(i)		$1,200	1,238
US Treasury Yield Curve Rate T Note				US Treasury Yield Curve Rate T Note
Constant Maturity 5 Year + 2.29%				Constant Maturity 5 Year + 3.58%
Cloverie PLC for Zurich Insurance Co Ltd				Talanx AG
5.63%, 06/24/2046(i)		5,300	5,658	2.25%, 12/05/2047(i)	EUR	200	220
3 Month USD LIBOR + 4.92%				3 Month Euro Interbank Offered Rate +
Fidelity & Guaranty Life Holdings Inc				2.45%
5.50%, 05/01/2025(b)		13,425	13,559	USI Inc/NY
Fortune Star BVI Ltd				6.88%, 05/01/2025(b)		$2,585	2,575
5.25%, 03/23/2022		1,500	1,478	Voya Financial Inc
Great-West Life & Annuity Insurance Capital LP				5.65%, 05/15/2053		9,605	9,629
6.63%, 11/15/2034(b)		2,400	2,705	3 Month USD LIBOR + 7.16%
Hartford Financial Services Group Inc/The				6.13%, 12/31/2049(h),(i)		800	832
4.81%, 02/12/2067(b)		9,000	8,048	US Treasury Yield Curve Rate T Note
3 Month USD LIBOR + 2.13%				Constant Maturity 5 Year + 3.36%
Heungkuk Life Insurance Co Ltd							$308,797
4.48%, 11/09/2047(i)		1,000	940	Internet - 0.47%
US Treasury Yield Curve Rate T Note				Alibaba Group Holding Ltd
Constant Maturity 5 Year + 2.47%				3.40%, 12/06/2027		3,700	3,623
HUB International Ltd				Baidu Inc
7.00%, 05/01/2026(b)		19,750	19,923	4.88%, 11/14/2028		3,000	3,197
Legal & General Group PLC				Booking Holdings Inc
5.25%, 03/21/2047(i)		3,000	2,997	3.60%, 06/01/2026		1,200	1,226
USD Swap Semi-Annual 5 Year + 3.69%				JD.com Inc
Liberty Mutual Group Inc				3.13%, 04/29/2021		1,400	1,394
4.85%, 08/01/2044(b)		1,500	1,560	Netflix Inc
7.80%, 03/07/2087(b)		9,861	11,784	3.63%, 05/15/2027	EUR	500	587
3 Month USD LIBOR + 3.58%				4.38%, 11/15/2026		$1,885	1,864
Liberty Mutual Insurance Co				5.38%, 11/15/2029(b)		2,550	2,582
7.70%, 10/15/2097(b)		946	1,246	5.50%, 02/15/2022		6,260	6,581
Lincoln National Corp				Zayo Group LLC / Zayo Capital Inc
4.63%, 04/20/2067		5,584	4,495	5.75%, 01/15/2027(b)		1,500	1,522
3 Month USD LIBOR + 2.04%				6.00%, 04/01/2023		13,525	13,745
5.04%, 05/17/2066		2,100	1,806				$36,321
3 Month USD LIBOR + 2.36%				Iron & Steel - 1.84%
Mapfre SA				ABJA Investment Co Pte Ltd
1.63%, 05/19/2026	EUR	2,000	2,334	5.45%, 01/24/2028		4,300	4,016
Meiji Yasuda Life Insurance Co				ArcelorMittal
5.20%, 10/20/2045(b),(i)		$3,500	3,675	6.25%, 02/25/2022		3,070	3,312
USD Swap Semi-Annual 5 Year + 4.23%				Baffinland Iron Mines Corp / Baffinland Iron
MetLife Inc				Mines LP
5.25%, 12/31/2049(h),(i)		8,000	8,098	8.75%, 07/15/2026(b)		23,730	23,938
3 Month USD LIBOR + 3.58%				CSN Resources SA
9.25%, 04/08/2068(b)		11,000	15,070	6.50%, 07/21/2020		18,593	18,872
3 Month USD LIBOR + 5.54%				7.63%, 04/17/2026(b)		2,750	2,751
10.75%, 08/01/2069		900	1,408	Evraz PLC
Mitsui Sumitomo Insurance Co Ltd				5.25%, 04/02/2024(b)		4,071	4,119
4.95%, 12/31/2049(b),(h),(i)		3,000	3,067	GTL Trade Finance Inc
USD Swap Semi-Annual 5 Year + 3.26%				7.25%, 04/16/2044(b)		3,105	3,524
Nippon Life Insurance Co				JSW Steel Ltd
5.10%, 10/16/2044(b),(i)		5,000	5,225	5.25%, 04/13/2022		650	652
USD Swap Rate NY 5 Year + 3.65%				Material Sciences Corp
Prudential Financial Inc				10.86%, 01/09/2024(c),(d),(e)		22,010	22,010
5.88%, 09/15/2042		4,250	4,513	Metinvest BV
3 Month USD LIBOR + 8.35%				7.75%, 04/23/2023		7,950	7,784
Prudential PLC				Samarco Mineracao SA
6.50%, 10/20/2048(i)		4,200	4,599	0.00%, 11/01/2022(a),(b)		2,800	1,918
US Treasury Yield Curve Rate T Note				0.00%, 10/24/2023(a),(b)		2,405	1,720
Constant Maturity 5 Year + 4.41%				Specialty Steel
Scottish Widows Ltd				12.85%, 11/15/2022(c),(d),(e)		41,564	41,564
5.50%, 06/16/2023	GBP	1,000	1,441	thyssenkrupp AG
				1.38%, 03/03/2022	EUR	700	789

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Iron & Steel (continued)				Media (continued)
Vale Overseas Ltd				Sirius XM Radio Inc
6.88%, 11/10/2039		$2,845	$3,304	4.63%, 05/15/2023(b)		$2,875	$2,897
Vale SA				6.00%, 07/15/2024(b)		8,050	8,312
5.63%, 09/11/2042		1,395	1,422	Sky Ltd
			$141,695	2.50%, 09/15/2026	EUR	2,000	2,521
Lodging - 0.39%				SportsNet New York
Boyd Gaming Corp				10.25%, 01/15/2025(c),(d),(e)		$20,090	21,095
6.00%, 08/15/2026		2,850	2,960	Telenet Finance VI Luxembourg SCA
Gohl Capital Ltd				4.88%, 07/15/2027	EUR	630	762
4.25%, 01/24/2027		600	597	Townsquare Media Inc
MGM Resorts International				6.50%, 04/01/2023(b)		$9,252	9,032
5.75%, 06/15/2025		2,575	2,723	TWDC Enterprises 18 Corp
Sands China Ltd				2.95%, 06/15/2027		4,000	3,996
5.40%, 08/08/2028		7,350	7,778	UPC Holding BV
Station Casinos LLC				3.88%, 06/15/2029	EUR	500	576
5.00%, 10/01/2025(b)		8,675	8,523	Virgin Media Finance PLC
Wynn Las Vegas LLC / Wynn Las Vegas Capital				5.75%, 01/15/2025(b)		$12,100	12,357
Corp				6.00%, 10/15/2024(b)		5,275	5,460
5.25%, 05/15/2027(b)		1,840	1,796	Virgin Media Secured Finance PLC
Wynn Macau Ltd				5.50%, 01/15/2025(b)		1,500	1,528
5.50%, 10/01/2027(b)		6,000	5,895	Ziggo Bond Co BV
			$30,272	4.63%, 01/15/2025	EUR	750	871
Machinery - Diversified - 0.44%				5.88%, 01/15/2025(b)		$3,180	3,180
JPW Industries Holding Corp				6.00%, 01/15/2027(b)		4,400	4,312
9.00%, 10/01/2024(b)		17,080	16,653	7.13%, 05/15/2024	EUR	400	467
Mueller Water Products Inc				Ziggo BV
5.50%, 06/15/2026(b)		1,175	1,196	5.50%, 01/15/2027(b)		$6,625	6,608
Titan Acquisition Ltd / Titan Co-Borrower LLC							$175,776
7.75%, 04/15/2026(b)		17,820	16,394	Metal Fabrication & Hardware - 0.43%
			$34,243	Novelis Corp
Media - 2.28%				6.25%, 08/15/2024(b)		3,800	3,957
Altice Financing SA				Optimas OE Solutions Holding LLC / Optimas
6.63%, 02/15/2023(b)		10,440	10,701	OE Solutions Inc
Altice Finco SA				8.63%, 06/01/2021(b)		29,884	27,941
4.75%, 01/15/2028	EUR	1,600	1,557	Park-Ohio Industries Inc
Altice Luxembourg SA				6.63%, 04/15/2027		885	885
7.63%, 02/15/2025(b)		$3,455	3,256				$32,783
AMC Networks Inc				Mining - 0.69%
4.75%, 08/01/2025		2,745	2,730	Century Aluminum Co
5.00%, 04/01/2024		9,675	9,796	7.50%, 06/01/2021(b)		7,335	7,298
CCO Holdings LLC / CCO Holdings Capital Corp				Constellium NV
5.13%, 05/01/2023(b)		4,450	4,561	5.88%, 02/15/2026(b)		2,890	2,933
5.50%, 05/01/2026(b)		2,905	2,998	First Quantum Minerals Ltd
5.88%, 04/01/2024(b)		12,975	13,555	6.88%, 03/01/2026(b)		5,815	5,444
Charter Communications Operating LLC / Charter				Glencore Finance Europe Ltd
Communications Operating Capital				1.88%, 09/13/2023	EUR	2,000	2,338
4.46%, 07/23/2022		2,450	2,542	Hudbay Minerals Inc
Clear Channel Worldwide Holdings Inc				7.63%, 01/15/2025(b)		$955	993
9.25%, 02/15/2024(b)		2,000	2,152	IAMGOLD Corp
CSC Holdings LLC				7.00%, 04/15/2025(b)		1,982	2,022
5.25%, 06/01/2024		8,690	8,842	Indonesia Asahan Aluminium Persero PT
5.38%, 02/01/2028(b)		4,676	4,752	6.76%, 11/15/2048(b)		343	393
DISH DBS Corp				Newmont Goldcorp Corp
5.88%, 11/15/2024		1,565	1,350	4.88%, 03/15/2042		1,000	1,040
7.75%, 07/01/2026		3,010	2,694	Northwest Acquisitions ULC / Dominion Finco
Grupo Televisa SAB				Inc
5.00%, 05/13/2045		600	591	7.13%, 11/01/2022(b)		10,190	8,560
Meredith Corp				Real Alloy Holding Inc
6.88%, 02/01/2026		2,430	2,527	0.00%, 01/15/2019(a),(b),(c),(d)		9,569	—
Midcontinent Communications / Midcontinent				12.60%, 11/30/2023(c),(d),(e),(k)		18,506	18,506
Finance Corp				Southern Copper Corp
6.88%, 08/15/2023(b)		1,700	1,772	5.88%, 04/23/2045		300	337
Quebecor Media Inc				Vale Canada Ltd
5.75%, 01/15/2023		13,800	14,386	7.20%, 09/15/2032		1,265	1,389
Shaw Communications Inc				Vedanta Resources Finance II PLC
6.75%, 11/09/2039	CAD	1,100	1,040	9.25%, 04/23/2026(b)		1,855	1,864
							$53,117

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas - 4.07%			Oil & Gas (continued)
Anadarko Petroleum Corp			Petrobras Global Finance BV
6.60%, 03/15/2046	$800	$1,079	6.00%, 01/27/2028		$1,100	$1,126
Antero Resources Corp			6.90%, 03/19/2049		7,115	7,106
5.13%, 12/01/2022	4,200	4,216	Petroleos de Venezuela SA
Brazos Valley Longhorn LLC / Brazos Valley			0.00%, 11/17/2021(a)		17,250	4,475
Longhorn Finance Corp			0.00%, 05/16/2024(a)		38,002	8,171
6.88%, 02/01/2025	2,450	2,462	0.00%, 11/15/2026(a)		12,045	2,616
Callon Petroleum Co			0.00%, 04/12/2027(a)		425	89
6.13%, 10/01/2024	5,716	5,871	0.00%, 05/17/2035(a)		536	149
Chevron Corp			0.00%, 04/12/2037(a)		12,840	2,696
2.90%, 03/03/2024	3,250	3,272	8.50%, 10/27/2020		1,028	909
Continental Resources Inc/OK			Petroleos Mexicanos
5.00%, 09/15/2022	3,250	3,277	4.50%, 01/23/2026		8,950	8,374
CrownRock LP / CrownRock Finance Inc			5.35%, 02/12/2028		605	568
5.63%, 10/15/2025(b)	475	469	6.25%, 03/11/2022		2,735	2,859
Ecopetrol SA			3 Month USD LIBOR + 3.65%
5.88%, 05/28/2045	400	413	6.38%, 01/23/2045		2,108	1,880
Energy Ventures Gom LLC / EnVen Finance Corp			6.75%, 09/21/2047		16,350	15,075
11.00%, 02/15/2023(b)	6,270	6,897	7.19%, 09/12/2024	MXN	209,990	9,319
Extraction Oil & Gas Inc			7.47%, 11/12/2026		287,000	12,220
5.63%, 02/01/2026(b)	6,800	5,576	9.50%, 09/15/2027		$1,204	1,417
7.38%, 05/15/2024(b)	6,370	5,734	Petron Corp
Gazprom OAO Via Gaz Capital SA			4.60%, 12/31/2049(h),(i)		750	733
8.63%, 04/28/2034	300	395	US Treasury Yield Curve Rate T Note
Geopark Ltd			Constant Maturity 5 Year + 4.77%
6.50%, 09/21/2024(b)	5,493	5,555	Petronas Capital Ltd
Gran Tierra Energy International Holdings Ltd			4.50%, 03/18/2045		350	379
6.25%, 02/15/2025(b)	2,810	2,698	Puma International Financing SA
Gulfport Energy Corp			5.00%, 01/24/2026(b)		3,400	2,940
6.00%, 10/15/2024	9,716	8,520	Repsol International Finance BV
6.38%, 05/15/2025	6,650	5,852	4.50%, 03/25/2075(i)	EUR	300	377
HollyFrontier Corp			EUR Swap Annual (VS 6 Month) 10 Year
5.88%, 04/01/2026	1,500	1,606	+ 4.20%
Jagged Peak Energy LLC			SandRidge Energy Inc
5.88%, 05/01/2026	9,805	9,854	0.00%, 03/15/2021(a),(c),(d)		$3,450	—
KazMunayGas National Co JSC			Saudi Arabian Oil Co
4.75%, 04/24/2025(b)	3,933	4,080	2.88%, 04/16/2024(b)		2,300	2,265
4.75%, 04/19/2027(b)	2,844	2,943	3.50%, 04/16/2029(b)		4,103	4,033
6.38%, 10/24/2048(b)	2,000	2,214	4.25%, 04/16/2039(b)		4,117	4,026
Kosmos Energy Ltd			4.38%, 04/16/2049(b)		4,620	4,488
7.13%, 04/04/2026(b)	5,804	5,817	SEPLAT Petroleum Development Co Plc
Matador Resources Co			9.25%, 04/01/2023(b)		3,410	3,546
5.88%, 09/15/2026	8,242	8,304	SM Energy Co
Medco Platinum Road Pte Ltd			6.63%, 01/15/2027		1,750	1,649
6.75%, 01/30/2025(b)	2,060	2,010	Southwestern Energy Co
MEG Energy Corp			7.75%, 10/01/2027		2,130	2,157
6.38%, 01/30/2023(b)	12,435	11,751	SRC Energy Inc
7.00%, 03/31/2024(b)	16,797	15,931	6.25%, 12/01/2025		11,175	10,618
Moss Creek Resources Holdings Inc			Sunoco LP / Sunoco Finance Corp
7.50%, 01/15/2026(b)	2,000	1,830	4.88%, 01/15/2023		5,020	5,101
Nexen Inc			5.50%, 02/15/2026		6,345	6,456
5.88%, 03/10/2035	500	595	6.00%, 04/15/2027(b)		3,700	3,839
Nostrum Oil & Gas Finance BV			Tecpetrol SA
7.00%, 02/16/2025(b)	4,421	2,969	4.88%, 12/12/2022		8,000	7,183
Oasis Petroleum Inc			TOTAL SA
6.25%, 05/01/2026(b)	670	647	2.63%, 12/31/2049(h),(i)	EUR	2,000	2,349
6.88%, 01/15/2023	2,430	2,430	EUR Swap Annual (VS 6 Month) 5 Year
Odebrecht Drilling Norbe VIII/IX Ltd			+ 2.15%
6.35%, 12/01/2021	2,866	2,831	Tupras Turkiye Petrol Rafinerileri AS
Oil and Gas Holding Co BSCC/The			4.50%, 10/18/2024		$600	528
7.63%, 11/07/2024(b)	1,670	1,816	Ultrapar International SA
PDC Energy Inc			5.25%, 10/06/2026		200	204
5.75%, 05/15/2026	4,725	4,731	Unit Corp
Pertamina Persero PT			6.63%, 05/15/2021		4,000	3,920
6.00%, 05/03/2042	4,273	4,651	Valero Energy Corp
6.00%, 05/03/2042(b)	3,000	3,266	6.63%, 06/15/2037		900	1,103
Petroamazonas EP			W&T Offshore Inc
4.63%, 11/06/2020(b)	4,630	4,565	9.75%, 11/01/2023(b)		3,750	3,816

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)				Pharmaceuticals (continued)
YPF SA				Teva Pharmaceutical Finance Netherlands III BV
8.50%, 03/23/2021		$300	$293	3.15%, 10/01/2026	$8,174	$6,858
8.50%, 07/28/2025		750	686	4.10%, 10/01/2046	1,200	852
8.75%, 04/04/2024(b)		5,070	4,880	Vizient Inc
			$313,745	6.25%, 05/15/2027(b),(j)	800	826
Oil & Gas Services - 0.08%						$54,900
Calfrac Holdings LP				Pipelines - 0.76%
8.50%, 06/15/2026(b)		1,500	1,245	Abu Dhabi Crude Oil Pipeline LLC
Forum Energy Technologies Inc				4.60%, 11/02/2047(b)	4,073	4,297
6.25%, 10/01/2021		3,610	3,394	AI Candelaria Spain SLU
USA Compression Partners LP / USA				7.50%, 12/15/2028(b)	2,590	2,765
Compression Finance Corp				Antero Midstream Partners LP / Antero
6.88%, 04/01/2026		1,180	1,241	Midstream Finance Corp
			$5,880	5.38%, 09/15/2024	4,765	4,858
Packaging & Containers - 0.89%				5.75%, 03/01/2027(b)	1,200	1,224
Ardagh Packaging Finance PLC / Ardagh				Enbridge Inc
Holdings USA Inc				6.25%, 03/01/2078(i)	6,800	6,888
6.00%, 02/15/2025(b)		1,915	1,930	3 Month USD LIBOR + 3.64%
6.75%, 05/15/2024	EUR	2,000	2,366	Energy Transfer Operating LP
Ball Corp				4.95%, 06/15/2028	1,500	1,576
4.38%, 12/15/2023		800	1,027	Enterprise Products Operating LLC
Crown Americas LLC / Crown Americas Capital				5.25%, 08/16/2077(i)	14,515	13,875
Corp VI				3 Month USD LIBOR + 3.03%
4.75%, 02/01/2026		$325	330	Hess Infrastructure Partners LP / Hess
Crown Cork & Seal Co Inc				Infrastructure Partners Finance Corp
7.38%, 12/15/2026		3,685	4,127	5.63%, 02/15/2026(b)	4,835	4,944
Crown European Holdings SA				Holly Energy Partners LP / Holly Energy Finance
3.38%, 05/15/2025	EUR	300	364	Corp
Klabin Austria GmbH				6.00%, 08/01/2024(b)	8,950	9,333
7.00%, 04/03/2049(b)		$4,000	4,010	Summit Midstream Holdings LLC / Summit
OI European Group BV				Midstream Finance Corp
3.13%, 11/15/2024	EUR	600	715	5.75%, 04/15/2025	1,110	1,024
Plastipak Holdings Inc				Sunoco Logistics Partners Operations LP
6.25%, 10/15/2025(b)		$10,490	9,808	5.40%, 10/01/2047	750	753
Reynolds Group Issuer Inc / Reynolds				Transcanada Trust
Group Issuer LLC / Reynolds Group Issuer				5.87%, 08/15/2076(i)	4,230	4,330
(Luxembourg) S.A.				3 Month USD LIBOR + 4.64%
5.13%, 07/15/2023(b)		11,300	11,464	Transportadora de Gas del Sur SA
Silgan Holdings Inc				6.75%, 05/02/2025	800	724
3.25%, 03/15/2025	EUR	600	692	Williams Cos Inc/The
Trident Merger Sub Inc				3.60%, 03/15/2022	1,000	1,015
6.63%, 11/01/2025(b)		$17,071	15,919	6.30%, 04/15/2040	700	813
W/S Packaging Holdings Inc						$58,419
9.00%, 04/15/2023(b)		14,920	16,151	Private Equity - 0.03%
			$68,903	Icahn Enterprises LP / Icahn Enterprises Finance
Pharmaceuticals - 0.71%				Corp
Allergan Funding SCS				5.88%, 02/01/2022	2,365	2,389
3.85%, 06/15/2024		3,300	3,352	Real Estate - 0.13%
AstraZeneca PLC				Chouzhou International Investment Ltd
4.00%, 01/17/2029		1,150	1,200	4.00%, 12/05/2020	1,000	993
Bausch Health Americas Inc				Country Garden Holdings Co Ltd
8.50%, 01/31/2027(b)		3,705	4,036	5.13%, 01/17/2025	4,300	4,115
Bausch Health Cos Inc				8.00%, 01/27/2024	1,500	1,619
5.88%, 05/15/2023(b)		2,883	2,905	Realogy Group LLC / Realogy Co-Issuer Corp
Bayer Capital Corp BV				9.38%, 04/01/2027(b)	1,250	1,298
2.13%, 12/15/2029	EUR	2,000	2,327	Sino-Ocean Land Treasure IV Ltd
Grifols SA				4.88%, 07/31/2021	700	708
3.20%, 05/01/2025		450	514	3 Month USD LIBOR + 2.30%
Johnson & Johnson				Wanda Properties International Co Ltd
3.55%, 03/01/2036		$3,250	3,254	7.25%, 01/29/2024	1,500	1,524
Mylan NV						$10,257
3.95%, 06/15/2026		2,500	2,408	Regional Authority - 0.10%
NVA Holdings Inc/United States				Provincia de Buenos Aires/Argentina
6.88%, 04/01/2026(b)		22,945	23,117	6.50%, 02/15/2023(b)	6,905	5,058
Takeda Pharmaceutical Co Ltd				Provincia del Chaco Argentina
0.38%, 11/21/2020	EUR	2,900	3,251	9.38%, 08/18/2024	3,321	2,262
						$7,320

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
REITs - 1.04%				Software (continued)
CoreCivic Inc				Informatica LLC
4.63%, 05/01/2023		$10,000	$9,715	7.13%, 07/15/2023(b)		$6,692	$6,842
Equinix Inc				InterXion Holding NV
2.88%, 02/01/2026	EUR	2,000	2,308	4.75%, 06/15/2025	EUR	300	359
5.38%, 04/01/2023		$2,400	2,450	IQVIA Inc
5.88%, 01/15/2026		1,895	2,002	3.25%, 03/15/2025		700	799
ESH Hospitality Inc				Oracle Corp
5.25%, 05/01/2025(b)		12,535	12,582	4.13%, 05/15/2045		$1,400	1,415
GLP Capital LP / GLP Financing II Inc				PTC Inc
4.88%, 11/01/2020		3,250	3,312	6.00%, 05/15/2024		2,500	2,619
Iron Mountain Inc				Sophia LP / Sophia Finance Inc
5.25%, 03/15/2028(b)		2,165	2,133	9.00%, 09/30/2023(b)		14,375	14,914
Iron Mountain UK PLC				SS&C Technologies Inc
3.88%, 11/15/2025	GBP	600	758	5.50%, 09/30/2027(b)		12,825	13,154
MGM Growth Properties Operating Partnership							$86,960
LP / MGP Finance Co-Issuer Inc				Sovereign - 11.12%
5.75%, 02/01/2027(b)		$3,700	3,894	1MDB Global Investments Ltd
Uniti Group LP / Uniti Fiber Holdings Inc / CSL				4.40%, 03/09/2023		24,300	22,777
Capital LLC				Abu Dhabi Government International Bond
7.13%, 12/15/2024(b)		23,310	21,096	3.13%, 10/11/2027		1,000	994
Uniti Group LP / Uniti Group Finance Inc / CSL				Angolan Government International Bond
Capital LLC				8.25%, 05/09/2028		500	523
8.25%, 10/15/2023		17,540	16,334	9.38%, 05/08/2048		600	644
Welltower Inc				Argentina Bonar Bonds
4.00%, 06/01/2025		3,100	3,202	8.75%, 05/07/2024		2,510	2,087
			$79,786	Argentina Treasury Bill
Retail - 0.59%				0.00%, 05/31/2019(a)	ARS	83,032	2,312
1011778 BC ULC / New Red Finance Inc				0.00%, 07/31/2019(a)		14,674	329
4.25%, 05/15/2024(b)		1,050	1,034	0.00%, 10/31/2019(a)		56,000	1,452
5.00%, 10/15/2025(b)		10,968	10,886	0.00%, 04/30/2020(a)		58,000	1,316
CK Hutchison International 19 Ltd				0.00%, 07/31/2020(a)		85,869	1,668
3.63%, 04/11/2029(b)		1,360	1,364	Argentine Republic Government International
Dollar Tree Inc				Bond
4.20%, 05/15/2028		1,900	1,913	0.00%, 12/15/2035(a),(k)		$23,615	673
El Puerto de Liverpool SAB de CV				3.75%, 12/31/2038(k)		13,305	6,939
3.88%, 10/06/2026		500	488	5.63%, 01/26/2022		3,590	2,795
GOME Retail Holdings Ltd				6.88%, 04/22/2021		14,291	11,990
5.00%, 03/10/2020		1,500	1,481	6.88%, 01/26/2027		11,640	8,346
L Brands Inc				7.13%, 07/06/2036		4,005	2,748
6.75%, 07/01/2036		1,095	953	7.82%, 12/31/2033	EUR	28,290	23,420
Reliance Intermediate Holdings LP				Bahrain Government International Bond
6.50%, 04/01/2023(b)		3,375	3,485	6.75%, 09/20/2029(b)		$1,393	1,477
SRS Distribution Inc				7.00%, 10/12/2028(b)		6,017	6,498
8.25%, 07/01/2026(b)		23,740	23,206	7.50%, 09/20/2047(b)		4,018	4,281
Walmart Inc				Benin Government International Bond
5.63%, 03/27/2034	GBP	500	929	5.75%, 03/26/2026(b)	EUR	2,211	2,456
			$45,739	Bonos de la Nacion Argentina con Ajuste por
Semiconductors - 0.03%				CER
Intel Corp				4.00%, 03/06/2020	ARS	84,625	2,619
4.10%, 05/19/2046		$2,000	2,076	Bonos De La Nacion Argentina En Moneda Dua
QUALCOMM Inc				4.50%, 02/13/2020		$3,899	3,639
4.80%, 05/20/2045		500	536	Bonos de la Tesoreria de la Republica en pesos
			$2,612	4.50%, 02/28/2021	CLP 3,210,000		4,839
Software - 1.13%				4.50%, 03/01/2021	5,830,000		8,788
ACI Worldwide Inc				4.50%, 03/01/2026	12,830,000		19,577
5.75%, 08/15/2026(b)		2,425	2,507	Brazil Letras do Tesouro Nacional
Ascend Learning LLC				0.00%, 07/01/2020(a)	BRL	7,000	1,655
6.88%, 08/01/2025(b)		12,473	12,629	Brazil Notas do Tesouro Nacional Serie F
6.88%, 08/01/2025(b)		1,375	1,397	10.00%, 01/01/2025		44,870	12,109
Camelot Finance SA				10.00%, 01/01/2029		22,025	5,966
7.88%, 10/15/2024(b)		1,500	1,579	10.00%, 01/01/2021		41,773	11,092
Change Healthcare Holdings LLC / Change				10.00%, 01/01/2023		31,000	8,333
Healthcare Finance Inc				Brazilian Government International Bond
5.75%, 03/01/2025(b)		15,144	15,011	4.25%, 01/07/2025		$700	709
Genesys Telecommunications Laboratories				4.50%, 05/30/2029		1,295	1,261
Inc/Greeneden Lux 3 Sarl				4.63%, 01/13/2028		1,019	1,023
10.00%, 11/30/2024(b)		12,545	13,735	5.00%, 01/27/2045		2,225	2,029
				5.63%, 01/07/2041		902	900

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)				Sovereign (continued)
Brazilian Government International Bond				Indonesia Treasury Bond (continued)
(continued)				8.38%, 03/15/2024	IDR	105,352,000 $	7,708
6.00%, 04/07/2026		$2,297	$2,534	8.38%, 09/15/2026	144,000,000		10,565
7.13%, 01/20/2037		650	762	8.38%, 03/15/2034	111,969,000		7,936
Colombia Government International Bond				8.75%, 05/15/2031	68,915,000		5,080
4.50%, 01/28/2026		1,400	1,471	9.00%, 03/15/2029	143,400,000		10,813
4.50%, 03/15/2029		2,025	2,134	Instituto Costarricense de Electricidad
5.20%, 05/15/2049		6,359	6,804	6.95%, 11/10/2021		$1,400	1,397
Colombian TES				Israel Government International Bond
6.25%, 11/26/2025	COP	12,752,900	3,947	4.50%, 01/30/2043		750	806
7.00%, 05/04/2022	17,564,600		5,679	Ivory Coast Government International Bond
7.50%, 08/26/2026	9,675,000		3,188	5.25%, 03/22/2030	EUR	1,786	1,904
Croatia Government International Bond				5.75%, 12/31/2032(b),(k)		$2,213	2,084
5.50%, 04/04/2023		$1,350	1,461	6.13%, 06/15/2033(b)		8,226	7,489
Dominican Republic International Bond				6.13%, 06/15/2033		4,400	4,006
6.00%, 07/19/2028(b)		1,798	1,895	Kenya Government International Bond
6.50%, 02/15/2048		750	779	8.25%, 02/28/2048(b)		7,259	7,160
6.85%, 01/27/2045		150	161	Kuwait International Government Bond
Ecuador Government International Bond				3.50%, 03/20/2027		750	765
7.95%, 06/20/2024(b)		3,560	3,609	Lebanon Government International Bond
8.88%, 10/23/2027(b)		790	804	5.45%, 11/28/2019		607	598
8.88%, 10/23/2027		3,000	3,053	6.15%, 06/19/2020		509	490
10.75%, 01/31/2029(b)		3,665	4,086	6.25%, 11/04/2024		3,002	2,498
Egypt Government International Bond				6.38%, 03/09/2020		3,048	2,981
4.75%, 04/16/2026(b)	EUR	1,896	2,083	8.25%, 04/12/2021		3,915	3,797
5.63%, 04/16/2030(b)		8,641	9,171	Mexican Bonos
5.63%, 04/16/2030		800	849	6.50%, 06/09/2022	MXN	211,320	10,696
6.20%, 03/01/2024(b)		$4,795	4,826	7.25%, 12/09/2021		103,310	5,355
6.38%, 04/11/2031(b)	EUR	4,725	5,217	7.50%, 06/03/2027		379,190	19,287
7.60%, 03/01/2029(b)		$6,283	6,331	8.00%, 11/07/2047		55,030	2,743
7.90%, 02/21/2048(b)		890	859	8.50%, 05/31/2029		30,900	1,669
8.50%, 01/31/2047(b)		664	675	10.00%, 11/20/2036		39,980	2,415
8.50%, 01/31/2047		1,000	1,016	Mexico Government International Bond
8.50%, 01/31/2047		400	407	1.63%, 04/08/2026	EUR	3,500	3,929
8.70%, 03/01/2049(b)		6,835	7,043	3.60%, 01/30/2025		$2,330	2,328
El Salvador Government International Bond				4.00%, 10/02/2023		3,395	3,488
6.38%, 01/18/2027(b)		3,250	3,181	4.75%, 03/08/2044		750	738
7.38%, 12/01/2019		1,565	1,583	Morocco Government International Bond
7.65%, 06/15/2035		610	631	4.25%, 12/11/2022		1,400	1,432
Export Credit Bank of Turkey				Nigeria Government International Bond
6.13%, 05/03/2024(b)		3,640	3,301	6.50%, 11/28/2027		4,878	4,796
Export-Import Bank of India				6.50%, 11/28/2027(b)		4,675	4,597
3.88%, 02/01/2028		1,000	987	7.70%, 02/23/2038		8,116	8,003
Export-Import Bank of Korea				8.75%, 01/21/2031(b)		2,435	2,676
8.00%, 05/15/2024(b)	IDR	47,800,000	3,241	Oman Government International Bond
8.40%, 11/30/2021(b)	39,000,000		2,734	4.13%, 01/17/2023(b)		4,053	3,917
Gabon Government International Bond				5.38%, 03/08/2027(b)		906	852
6.38%, 12/12/2024(b)		$3,945	3,797	6.75%, 01/17/2048(b)		2,700	2,447
Ghana Government International Bond				6.75%, 01/17/2048		475	430
7.88%, 03/26/2027(b)		5,150	5,227	Oman Sovereign Sukuk SAOC
8.95%, 03/26/2051(b)		9,039	8,939	4.40%, 06/01/2024		1,100	1,051
10.75%, 10/14/2030(b)		3,572	4,397	Pakistan Government International Bond
Honduras Government International Bond				8.25%, 04/15/2024		752	813
6.25%, 01/19/2027		750	788	Papua New Guinea Government International
Hungary Government Bond				Bond
2.50%, 10/24/2024	HUF	1,609,970	5,641	8.38%, 10/04/2028(b)		5,534	5,935
Hungary Government International Bond				Peru Government Bond
6.38%, 03/29/2021		$200	213	5.94%, 02/12/2029(b)	PEN	13,420	4,286
Indonesia Government International Bond				Perusahaan Penerbit SBSN Indonesia III
4.35%, 01/08/2027(b)		10,432	10,830	4.40%, 03/01/2028(b)		$5,400	5,559
4.75%, 02/11/2029		2,827	3,028	4.55%, 03/29/2026		1,150	1,199
5.25%, 01/08/2047(b)		407	444	Peruvian Government International Bond
6.63%, 02/17/2037		700	870	5.63%, 11/18/2050		700	894
Indonesia Treasury Bond				6.90%, 08/12/2037(b)	PEN	10,150	3,424
6.63%, 05/15/2033	IDR	78,140,000	4,731	8.20%, 08/12/2026(b)		32,714	11,909
7.50%, 08/15/2032	98,936,000		6,516	Philippine Government International Bond
8.25%, 06/15/2032	60,140,000		4,254	9.50%, 02/02/2030		$900	1,383
8.25%, 05/15/2036	231,100,000		16,179

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

	Principal				Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Sovereign (continued)				Sovereign (continued)
Qatar Government International Bond				Ukraine Government International Bond
2.38%, 06/02/2021(b)		$1,750	$1,729	0.00%, 05/31/2040(a),(k)		$18,750	$11,950
4.50%, 04/23/2028(b)		1,550	1,674	7.75%, 09/01/2019(b)		4,030	4,044
5.10%, 04/23/2048(b)		1,632	1,822	7.75%, 09/01/2020		9,260	9,267
5.10%, 04/23/2048		1,170	1,306	7.75%, 09/01/2022(b)		6,405	6,286
5.75%, 01/20/2042(b)		753	916	Uruguay Government International Bond
Republic of Angola Via Avenir II BV				5.10%, 06/18/2050		750	788
10.37%, 07/01/2023		23,165	25,443	9.88%, 06/20/2022	UYU	486,300	13,895
6 Month USD LIBOR + 7.50%				Venezuela Government International Bond
Republic of Angola Via Northern Lights III BV				0.00%, 10/13/2019(a)		$15,701	4,435
7.00%, 08/17/2019		879	882	0.00%, 05/07/2023(a)		9,395	2,748
Republic of Cameroon International Bond				0.00%, 09/15/2027(a)		13,395	4,152
9.50%, 11/19/2025(b)		2,174	2,331	0.00%, 08/05/2031(a)		6,825	2,048
Republic of Poland Government Bond				Vietnam Government International Bond
3.25%, 07/25/2025	PLN	28,089	7,630	4.80%, 11/19/2024		1,200	1,259
4.00%, 10/25/2023		4,776	1,343	Zambia Government International Bond
Republic of Poland Government International				5.38%, 09/20/2022(b)		4,442	3,043
Bond				5.38%, 09/20/2022		1,372	940
3.25%, 04/06/2026		$900	918	8.50%, 04/14/2024(b)		4,491	3,119
Republic of South Africa Government Bond							$857,364
6.25%, 03/31/2036	ZAR	363,100	18,412	Supranational Bank - 0.24%
7.00%, 02/28/2031		11,700	687	Africa Finance Corp
8.00%, 01/31/2030		83,981	5,421	3.88%, 04/13/2024(b)		3,400	3,389
8.75%, 01/31/2044		126,569	7,981	Asian Development Bank
8.88%, 02/28/2035		95,642	6,288	6.45%, 08/08/2021	INR	451,240	6,299
10.50%, 12/21/2026		248,600	19,214	Banque Ouest Africaine de Developpement
Republic of South Africa Government				5.00%, 07/27/2027(b)		$3,000	3,002
International Bond				Eastern & Southern African Trade &
4.88%, 04/14/2026		$4,800	4,753	Development Bank
Republic of Tajikistan International Bond				5.38%, 03/14/2022		5,340	5,434
7.13%, 09/14/2027(b)		1,875	1,743				$18,124
Republic of Uzbekistan Bond				Telecommunications - 3.40%
5.38%, 02/20/2029		1,300	1,316	Altice France SA/France
Romanian Government International Bond				7.38%, 05/01/2026(b)		7,550	7,649
5.13%, 06/15/2048		500	505	AT&T Inc
Russian Federal Bond - OFZ				2.45%, 03/15/2035	EUR	250	286
7.03%, 01/19/2028	RUB 1,383,060		20,247	4.38%, 09/14/2029	GBP	950	1,388
8.48%, 09/17/2031	1,443,400		23,020	7.00%, 04/30/2040		200	388
Russian Foreign Bond - Eurobond				Axtel SAB de CV
4.25%, 06/23/2027		$1,800	1,811	6.38%, 11/14/2024(b)		$3,736	3,749
4.38%, 03/21/2029		800	804	6.38%, 11/14/2024		6,500	6,497
4.50%, 04/04/2022		200	206	C&W Senior Financing DAC
5.10%, 03/28/2035(b)		14,000	14,490	6.88%, 09/15/2027(b)		7,315	7,322
5.25%, 06/23/2047		2,600	2,694	CenturyLink Inc
5.63%, 04/04/2042		800	887	5.80%, 03/15/2022		11,126	11,433
5.88%, 09/16/2043		5,200	5,941	CommScope Inc
Saudi Government International Bond				6.00%, 03/01/2026(b)		8,100	8,576
4.38%, 04/16/2029(b)		11,104	11,647	8.25%, 03/01/2027(b)		3,400	3,672
4.50%, 10/26/2046		487	480	CommScope Technologies LLC
4.63%, 10/04/2047		1,500	1,507	6.00%, 06/15/2025(b)		12,885	13,087
5.00%, 04/17/2049		1,468	1,551	Comunicaciones Celulares SA Via Comcel Trust
5.25%, 01/16/2050(b)		7,650	8,301	6.88%, 02/06/2024		1,500	1,552
Senegal Government International Bond				6.88%, 02/06/2024(b)		3,705	3,835
6.25%, 05/23/2033(b)		972	936	Consolidated Communications Inc
Sri Lanka Government International Bond				6.50%, 10/01/2022		7,500	7,116
6.20%, 05/11/2027		1,336	1,262	Digicel Group One Ltd
6.75%, 04/18/2028(b)		4,052	3,903	8.25%, 12/30/2022(b)		5,526	3,639
Turkey Government Bond				Digicel Group Two Ltd
12.20%, 01/18/2023	TRY	65,400	8,264	8.25%, 09/30/2022(b)		5,292	2,064
10.50%, 08/11/2027		11,450	1,243	9.13%, PIK 9.13%, 04/01/2024(b),(k),(l)		1,350	432
Turkey Government International Bond				Digicel Ltd
5.13%, 02/17/2028		$962	813	6.75%, 03/01/2023(b)		3,590	2,542
5.75%, 03/22/2024		1,500	1,403	Embarq Corp
6.00%, 03/25/2027		4,088	3,680	8.00%, 06/01/2036		2,155	2,125
6.13%, 10/24/2028		843	755	Frontier Communications Corp
7.38%, 02/05/2025		1,572	1,556	7.13%, 01/15/2023		1,700	1,058
7.63%, 04/26/2029		747	727	GTT Communications Inc
				7.88%, 12/31/2024(b)		45,278	42,675

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

	Principal					Principal
BONDS (continued)	Amount (000’s) Value (000’s)			BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)				Transportation (continued)
Hughes Satellite Systems Corp				Lima Metro Line 2 Finance Ltd
7.63%, 06/15/2021		$15,000	$16,013	5.88%, 07/05/2034(b)		$3,950	$4,207
IHS Netherlands Holdco BV				Pelabuhan Indonesia II PT
9.50%, 10/27/2021(b)		4,810	4,979	5.38%, 05/05/2045(b)		4,725	4,666
Koninklijke KPN NV							$14,547
5.75%, 09/17/2029	GBP	1,950	2,935	Trucking & Leasing - 0.08%
7.00%, 03/28/2073(b),(i)		$400	422	DAE Funding LLC
USD Swap Semi-Annual 10 Year + 5.33%				5.00%, 08/01/2024		750	770
7.00%, 03/28/2073(i)		1,100	1,161	5.00%, 08/01/2024(b)		5,300	5,446
USD Swap Semi-Annual 10 Year + 5.33%							$6,216
Level 3 Financing Inc				TOTAL BONDS			$5,510,553
5.13%, 05/01/2023		11,100	11,214			Principal
5.38%, 08/15/2022		1,750	1,757	CONVERTIBLE BONDS - 0.01%	Amount (000's) Value (000's)
MTN Mauritius Investments Ltd				Mining - 0.01%
6.50%, 10/13/2026(b)		5,000	5,131	Mirabela Nickel Ltd
Nokia OYJ				0.00%, 06/24/2019(a),(b)		6,966	696
2.00%, 03/15/2024	EUR	400	463	TOTAL CONVERTIBLE BONDS			$696
Oi SA				CREDIT LINKED STRUCTURED NOTES		Principal
10.00%, PIK 4.00%, 07/27/2025(k),(l)		$3,690	3,875	- 0.25%	Amount (000's) Value (000's)
Oztel Holdings SPC Ltd				Sovereign - 0.25%
6.63%, 04/24/2028(b)		2,720	2,655	Egypt Treasury Bill - Goldman Sachs & Co
Sixsigma Networks Mexico SA de CV				0.00%, 10/01/2019(a),(d)	EGP	314,000	17,068
7.50%, 05/02/2025(b)		3,298	3,261	Republic of Iraq - Merrill Lynch
Sprint Capital Corp				2.54%, 01/07/2028(c),(d)	JPY	402,715	2,519
8.75%, 03/15/2032		2,255	2,368				$19,587
Sprint Communications Inc				TOTAL CREDIT LINKED STRUCTURED NOTES			$19,587
6.00%, 11/15/2022		6,200	6,238	SENIOR FLOATING RATE INTERESTS		Principal
Sprint Corp				- 7.62%	Amount (000's) Value (000's)
7.13%, 06/15/2024		10,925	10,949
7.88%, 09/15/2023		7,485	7,797	Automobile Parts & Equipment - 0.64%
Sprint Spectrum Co LLC / Sprint Spectrum Co II				Dexko Global Inc
LLC / Sprint Spectrum Co III LLC				10.85%, 07/24/2025(n)		$21,140	$20,929
3.36%, 03/20/2023(b)		2,656	2,650	US LIBOR + 8.25%
Telecom Argentina SA				Panther BF Aggregator 2
6.50%, 06/15/2021		500	473	0.00%, 03/18/2026(n),(o)		6,875	6,896
Telecom Italia SpA/Milano				Truck Hero Inc
3.25%, 01/16/2023	EUR	500	587	10.75%, 05/16/2025(n)		22,010	21,240
3.63%, 05/25/2026		500	574	US LIBOR + 8.25%
5.30%, 05/30/2024(b)		$2,415	2,406				$49,065
Telefonica Europe BV				Building Materials - 0.03%
3.75%, 12/31/2049(h),(i)	EUR	1,000	1,168	NCI Building Systems Inc
EUR Swap Annual (VS 6 Month) 5 Year				6.35%, 04/12/2025(n)		2,630	2,590
+ 3.86%				US LIBOR + 3.75%
T-Mobile USA Inc				Commercial Services - 0.41%
5.13%, 04/15/2025		$1,575	1,622	KUEHG Corp
6.50%, 01/15/2026		2,130	2,278	10.85%, 08/22/2025(n)		14,160	14,018
Turk Telekomunikasyon AS				Learning Care Group US No 2 Inc
4.88%, 06/19/2024(b)		4,461	3,999	10.09%, 03/13/2026(n)		14,850	14,664
4.88%, 06/19/2024		1,000	896	US LIBOR + 7.50%
Turkcell Iletisim Hizmetleri AS				Refinitiv US Holdings Inc
5.80%, 04/11/2028		2,200	1,914	6.24%, 09/18/2025(n)		3,167	3,132
5.80%, 04/11/2028(b)		3,110	2,706	US LIBOR + 3.75%
Verizon Communications Inc							$31,814
4.86%, 08/21/2046		2,000	2,175	Computers - 0.43%
ViaSat Inc				Optiv Security Inc
5.63%, 09/15/2025(b)		17,925	17,791	9.75%, 01/13/2025(n)		7,710	7,247
5.63%, 04/15/2027(b)		3,500	3,570	US LIBOR + 7.25%
Vodafone Group PLC				Peak 10 Holding Corp
5.00%, 05/30/2038		1,900	1,925	9.99%, 07/24/2025(n)		21,350	18,828
7.00%, 04/04/2079(i)		3,000	3,150	US LIBOR + 7.25%
USD Swap Semi-Annual 5 Year + 4.87%				TierPoint LLC
			$262,187	9.75%, 05/05/2025(n)		7,760	7,062
Transportation - 0.19%				US LIBOR + 7.25%
BNSF Funding Trust I							$33,137
6.61%, 12/15/2055(i)		4,610	4,979	Cosmetics & Personal Care - 0.25%
3 Month USD LIBOR + 2.35%				Wellness Merger Sub Inc
Hidrovias International Finance SARL				11.36%, 06/27/2025(n)		19,410	19,362
5.95%, 01/24/2025		700	695

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Distribution & Wholesale - 0.00%			Miscellaneous Manufacturers - 0.41%
Targus Group International Inc			UTEX Industries Inc
0.00%, 05/24/2016(a),(c),(d),(n)	$880	$—	6.50%, 05/21/2021(n)	$11,751	$11,360
US LIBOR + 9.50%			US LIBOR + 4.00%
Electronics - 0.06%			9.75%, 05/22/2022(n)	21,490	20,200
Deliver Buyer Inc			US LIBOR + 7.25%
7.60%, 05/01/2024(n)	4,448	4,437			$31,560
US LIBOR + 5.00%			Pharmaceuticals - 0.62%
Healthcare - Services - 1.58%			Lanai Holdings III Inc
Aveanna Healthcare LLC			11.24%, 08/14/2023(n)	25,190	23,930
8.13%, 03/18/2024(n)	7,039	6,916	US LIBOR + 8.50%
US LIBOR + 5.50%			Packaging Coordinators Midco Inc
10.63%, 03/16/2025(n)	23,880	22,477	11.36%, 06/29/2024(n)	24,050	23,930
US LIBOR + 8.00%			US LIBOR + 8.75%
Dentalcorp Perfect Smile ULC					$47,860
6.25%, 06/01/2025(n)	1,784	1,762	Software - 1.14%
US LIBOR + 3.75%			Dun & Bradstreet Corp/The
6.25%, 06/06/2025(n)	474	468	7.48%, 01/30/2026(n)	13,510	13,603
US LIBOR + 3.75%			US LIBOR + 5.00%
6.25%, 06/06/2025(n)	329	324	Evergreen Skills Lux Sarl
US LIBOR + 3.75%			7.27%, 04/23/2021(n)	31,801	26,522
10.00%, 06/08/2026(n)	2,248	2,209	US LIBOR + 4.75%
US LIBOR + 7.50%			10.75%, 04/28/2022(n)	19,000	5,415
10.00%, 06/01/2026(n)	12,120	11,908	US LIBOR + 8.25%
US LIBOR + 7.50%			Greeneden US Holdings II LLC
Envision Healthcare Corp			5.89%, 12/01/2023(n)	2,939	2,943
6.25%, 09/26/2025(n)	12,469	12,037	US LIBOR + 3.50%
US LIBOR + 3.75%			MH Sub I LLC
Sound Inpatient Physicians Inc			9.95%, 09/15/2025(n)	22,570	22,598
9.25%, 06/26/2026(n)	6,550	6,525	US LIBOR + 7.50%
US LIBOR + 6.75%			Sophia LP
US Renal Care Inc			5.85%, 09/30/2022(n)	1,575	1,575
10.60%, 11/17/2023(n)	57,095	57,131	US LIBOR + 3.25%
US LIBOR + 8.00%			Vertafore Inc
		$121,757	9.75%, 06/04/2026(n)	15,625	15,458
Insurance - 0.59%			US LIBOR + 7.25%
Asurion LLC					$88,114
9.00%, 08/04/2025(n)	14,500	14,772	TOTAL SENIOR FLOATING RATE INTERESTS		$587,203
US LIBOR + 6.50%			U.S. GOVERNMENT & GOVERNMENT	Principal
9.00%, 08/04/2025(n)	29,810	30,369	AGENCY OBLIGATIONS - 0.13%	Amount (000's) Value (000's)
US LIBOR + 6.50%			U.S. Treasury - 0.13%
Internet - 0.46%			1.38%, 01/31/2020	$10,000	$9,922
Ten-X LLC			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
10.50%, 09/29/2025(c),(d),(n)	35,440	35,440	OBLIGATIONS		$9,922
Investment Companies - 0.31%			Total Investments		$7,624,375
Masergy Holdings Inc			Other Assets and Liabilities - 1.08%		83,323
10.10%, 12/16/2024(n)	13,674	13,332	TOTAL NET ASSETS - 100.00%		$7,707,698
US LIBOR + 7.50%
Zest Acquisition Corp			(a) Non-income producing security
9.98%, 03/06/2026(n)	11,260	10,472	(b)	Security exempt from registration under Rule 144A of the Securities Act of
US LIBOR + 7.50%			1933. These securities may be resold in transactions exempt from registration,
		$23,804	normally to qualified institutional buyers. At the end of the period, the value of
Iron & Steel - 0.02%			these securities totaled $2,894,951 or 37.56% of net assets.
Miami Valley Steel Services Inc			(c)	The value of these investments was determined using significant unobservable
10.00%, 01/20/2023(d),(n)	1,604	1,604	inputs.
Lodging - 0.32%			(d)	Fair value of these investments is determined in good faith by the Manager
Parq Holdings LP			under procedures established and periodically reviewed by the Board of
10.10%, 12/17/2020(n)	25,039	24,914	Directors. Certain inputs used in the valuation may be unobservable; however,
US LIBOR + 7.50%			each security is evaluated individually for purposes of ASC 820 which results
Machinery - Diversified - 0.27%			in not all securities being identified as Level 3 of the fair value hierarchy. At
Engineered Machinery Holdings Inc			the end of the period, the fair value of these securities totaled $267,762 or
9.85%, 07/25/2025(n)	21,223	20,763	3.47% of net assets.
US LIBOR + 7.25%			(e)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Mining - 0.08%			information.
Aleris International Inc
7.25%, 02/08/2023(n)	5,831	5,841
US LIBOR + 4.75%

See accompanying notes.

Schedule of Investments

Global Diversified Income Fund

April 30, 2019 (unaudited)

(f)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(g)	Current yield shown is as of period end.
(h)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(i)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(j)	Security purchased on a when-issued basis.
(k)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(l)	Payment in kind; the issuer has the option of paying additional securities in lieu of cash.
(m)	Security is an Interest Only Strip.
(n)	Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.
(o)	This Senior Floating Rate Note will settle after April 30, 2019, at which time the interest rate will be determined.

Portfolio Summary (unaudited)

Country	Percent
United States	65.23%
Canada	3.50%
United Kingdom	2.63%
Netherlands	2.01%
Mexico	1.88%
Luxembourg	1.68%
Indonesia	1.46%
Argentina	1.42%
Japan	1.15%
France	1.04%
South Africa	0.96%
Russian Federation	0.90%
Cayman Islands	0.84%
Brazil	0.82%
Supranational	0.73%
Egypt	0.71%
Turkey	0.71%
Chile	0.52%
Saudi Arabia	0.50%
Australia	0.47%
Hong Kong	0.46%
Switzerland	0.46%
Italy	0.43%
Venezuela	0.43%
Virgin Islands, British	0.42%
Ukraine	0.40%
Spain	0.36%
Peru	0.35%
Germany	0.35%
Singapore	0.34%
Colombia	0.32%
Nigeria	0.30%
Bermuda	0.29%
Sweden	0.26%
Ireland	0.26%
Ghana	0.25%
United Arab Emirates	0.24%
Ecuador	0.21%
Cote d'Ivoire	0.20%
Austria	0.20%
Jersey, Channel Islands	0.19%
Uruguay	0.19%
Bahrain	0.18%
Kazakhstan	0.16%
Korea, Republic Of	0.15%
Panama	0.14%
Lebanon	0.14%
Poland	0.13%
Oman	0.11%
Kenya	0.10%
India	0.10%
Zambia	0.09%
Multinational	0.09%
China	0.09%
Qatar	0.09%
Israel	0.08%
Mauritius	0.08%
Norway	0.08%
Puerto Rico	0.08%
Papua New Guinea	0.08%
Finland	0.07%
Hungary	0.07%
Sri Lanka	0.07%
El Salvador	0.07%
Gabon	0.05%
Togo	0.04%
Taiwan, Province Of China	0.04%
Mongolia	0.03%
Iraq	0.03%
Cameroon	0.03%

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

Portfolio Summary (unaudited) (continued)
Country			Percent
Benin			0.03%
Philippines			0.03%
Dominican Republic			0.03%
Croatia			0.02%
Uzbekistan			0.02%
Vietnam			0.02%
Angola			0.02%
Morocco			0.02%
Malaysia			0.02%
Tajikistan			0.02%
Isle of Man			0.02%
Denmark			0.02%
Guernsey			0.02%
Costa Rica			0.02%
Kuwait			0.01%
Pakistan			0.01%
Belgium			0.01%
Portugal			0.01%
Romania			0.01%
Senegal			0.01%
Honduras			0.01%
New Zealand			0.00%
Other Assets and Liabilities			1.08%
TOTAL NET ASSETS			100.00%

Affiliated Securities		October 31, 2018			Purchases		Sales		April 30, 2019
				Value	Cost		Proceeds			Value
Principal Government Money Market Fund 2.38%			$296,134		$2,725,895		$2,850,108	$		171,921
			$296,134		$2,725,895		$2,850,108	$		171,921

			Realized Gain/Loss				Realized Gain from		Change in Unrealized
			Income		on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%			$2,574 $		— $		— $			—
			$2,574 $		— $		— $			—
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date				Cost		Value	Percent of Net Assets
Material Sciences Corp - 10.86%, 01/09/2024			12/22/2016-06/29/2018				$23,078		$22,010	0.29%
Material Sciences Corp - Warrants			12/22/2016				1,221		8,243	0.11%
Real Alloy Holding Inc - 12.6%, 11/30/2023			05/31/2018				18,506		18,506	0.24%
Specialty Steel - 12.85%, 11/15/2022			11/15/2017				41,148		41,564	0.54%
SportsNet New York - 10.25%, 01/15/2025			12/27/2017				19,789		21,095	0.27%
Total									$111,418	1.45%
Amounts in thousands.

Foreign Currency Contracts

							Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept		Currency to Deliver				Asset	Liability
Barclays Bank PLC	05/31/2019	HUF		1,688,497			$5,864	$	— $	—
Barclays Bank PLC	05/31/2019	PLN		32,948			$8,577		57	—
Goldman Sachs & Co	05/17/2019	RUB		68,034			$1,060		—	(9)
Goldman Sachs & Co	05/17/2019			$15,539		RUB	1,026,855		—	(324)
Goldman Sachs & Co	05/20/2019	CLP		16,326,895			$24,380		—	(275)
Goldman Sachs & Co	05/22/2019	COP		12,724,487			$4,085		—	(152)
JPMorgan Chase	05/03/2019			$24,594		BRL	97,491		—	(267)
JPMorgan Chase	05/03/2019	BRL		97,491			$25,812		—	(950)
JPMorgan Chase	05/07/2019	CZK		185,427			$8,173		—	(57)
JPMorgan Chase	05/15/2019			$13,965		EUR	12,422		18	—
JPMorgan Chase	05/15/2019	EUR		7,701			$8,695		—	(48)
JPMorgan Chase	05/15/2019	EUR		4,721			$5,271		30	—
JPMorgan Chase	05/15/2019	JPY		277,555			$2,495		—	—
JPMorgan Chase	05/15/2019			$2,494		JPY	277,555		—	(1)
JPMorgan Chase	05/17/2019	PEN		13,467			$4,085		—	(14)
JPMorgan Chase	05/29/2019	ARS		511,253			$11,517		—	(420)
JPMorgan Chase	05/31/2019	ZAR		115,679			$8,032		30	—
JPMorgan Chase	06/04/2019	BRL		97,491			$24,531		272	—

See accompanying notes.

Schedule of Investments
Global Diversified Income Fund
April 30, 2019 (unaudited)

Foreign Currency Contracts (continued)

									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Date	Currency to Accept			Currency to Deliver					Asset	Liability
JPMorgan Chase		06/26/2019			$14,121		MXN		268,624		$76		$—
JPMorgan Chase		06/28/2019	ARS		14,227	$			305		—		(11)
JPMorgan Chase		06/28/2019			$7,537		ZAR		109,400		—		(63)
JPMorgan Chase		07/23/2019	EUR		7,767	$			8,775		—		(2)
JPMorgan Chase		07/23/2019			$2,567		JPY		284,008		—		—
Standard Chartered Bank, Hong Kong		05/03/2019	BRL		10,636	$			2,742		—		(30)
Standard Chartered Bank, Hong Kong		05/03/2019			$5,496		BRL		22,006		—		(116)
Standard Chartered Bank, Hong Kong		05/03/2019			$4,078		BRL		15,984		2		—
Standard Chartered Bank, Hong Kong		05/03/2019	BRL		38,044	$			9,578		124		—
Standard Chartered Bank, Hong Kong		06/04/2019	BRL		15,995	$			4,061		9		—
Standard Chartered Bank, Hong Kong		06/04/2019	BRL		15,959	$			4,062		—		(2)
Toronto Dominion Bank		05/31/2019			$5,578		MXN		106,462		—		(12)
Total									$		618		$(2,753)
Amounts in thousands.

Credit Default Swaps

Buy Protection
		Implied Credit
		Spread as	(Pay)/						Upfront		Unrealized
		of April 30,	Receive Fixed	Payment		Notional			Payments/	Appreciation/		Fair Value
Counterparty	Reference Entity	2019 (a)	Rate	Frequency		Maturity Date		Amount	(Receipts)	(Depreciation)		Asset ---- Liability
Goldman Sachs & Co	Argentine Republic	11.97%	(5.00)% Quarterly		06/20/2024			$588	$88		$45	$133	$—
	Government International
	Bond, 7.50%, 04/22/2026
Goldman Sachs & Co	Argentine Republic	11.97%	(5.00)% Quarterly		06/20/2024			1,950	337		102	439	—
	Government International
	Bond, 7.50%, 04/22/2026
Total									$425		$147	$572	$—
Sell Protection
		Implied Credit
		Spread as	(Pay)/						Upfront		Unrealized
		of April 30,	Receive Fixed	Payment		Notional			Payments/	Appreciation/		Fair Value (c)
Counterparty	Reference Entity	2019 (a)	Rate	Frequency		Maturity Date	Amount (b)		(Receipts)	(Depreciation)		Asset---- Liability
Credit Suisse	Republic of Ecuador	4.12%	5.00% Quarterly		12/20/2019			$6,700	$(71	)$	108	$37	$—
	International Bond,
	7.88%, 01/23/2028
Total									$(71	)$	108	$37	$—
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $6,700.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Exchange Cleared Interest Rate Swaps

	(Pay)/		Payment	Payment
	Receive		Frequency	Frequency				Unrealized
	Floating	Fixed	Paid by	Received	Effective	Maturity	Notional	Appreciation/	Upfront Payments/	Fair
Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date	Amount	(Depreciation)	(Receipts)	Value
3 Month Johannesburg Interbank Agreed Rate	Pay	7.23% Quarterly		Quarterly	N/A	04/30/2023	ZAR373,000 $	(84)$	3	$(81)
Total								$(84)$	3	$(81)
Amounts in thousands.

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2019 (unaudited)

COMMON STOCKS - 93.62%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Lodging - 2.92%			REITs (continued)
City Developments Ltd	3,994,800	$26,295	PLA Administradora Industrial S de RL de CV	3,412,480	$5,697
Extended Stay America Inc	616,119	11,035	Prologis Inc	1,790,809	137,301
Hilton Grand Vacations Inc (a)	570,251	18,271	Prologis Property Mexico SA de CV	2,747,590	5,877
Hilton Worldwide Holdings Inc	646,896	56,273	Public Storage	93,892	20,767
		$111,874	Regency Centers Corp	911,870	61,250
Real Estate - 19.28%			Rexford Industrial Realty Inc	1,329,500	50,375
Aroundtown SA	3,333,991	27,087	Sabra Health Care REIT Inc	785,832	15,371
Castellum AB	1,220,903	21,951	Saul Centers Inc	195,603	10,435
Deutsche Wohnen SE	2,041,991	91,983	Segro PLC	9,872,534	87,477
Entra ASA (b)	1,663,581	24,146	Simon Property Group Inc	559,945	97,262
Fabege AB	2,032,493	28,231	Spirit Realty Capital Inc	742,276	30,033
Heiwa Real Estate Co Ltd	1,080,400	20,841	STORE Capital Corp	1,911,704	63,698
Hongkong Land Holdings Ltd	5,202,801	36,325	Sun Communities Inc	479,529	59,020
LEG Immobilien AG	252,254	29,433	Sunstone Hotel Investors Inc	2,310,606	33,273
Leopalace21 Corp	4,351,000	7,370	Tanger Factory Outlet Centers Inc	578,306	10,444
Mitsubishi Estate Co Ltd	6,792,600	114,863	Taubman Centers Inc	385,080	18,984
Mitsui Fudosan Co Ltd	3,728,693	86,364	Unibail-Rodamco-Westfield	109,623	18,856
New World Development Co Ltd	48,557,000	80,445	UNITE Group PLC/The	3,493,556	42,939
Sino Land Co Ltd	11,230,000	19,754	VICI Properties Inc	1,206,088	27,499
Sun Hung Kai Properties Ltd	4,766,500	82,262	Welltower Inc	1,320,315	98,403
TLG Immobilien AG	653,363	19,249	Weyerhaeuser Co	440,474	11,805
Vonovia SE	694,648	34,716			$2,658,356
Wihlborgs Fastigheter AB	953,190	12,682	Software - 1.32%
		$737,702	InterXion Holding NV (a)	728,346	50,394
REITs - 69.49%			Storage & Warehousing - 0.61%
Alexandria Real Estate Equities Inc	666,605	94,918	Safestore Holdings PLC	2,763,772	23,227
Allied Properties Real Estate Investment Trust	623,094	22,060	TOTAL COMMON STOCKS		$3,581,553
American Homes 4 Rent	1,700,486	40,778	INVESTMENT COMPANIES - 0.61%	Shares Held Value (000's)
American Tower Corp	102,336	19,986	Money Market Funds - 0.61%
Americold Realty Trust	586,209	18,765	Principal Government Money Market Fund	23,301,255	23,301
Apartment Investment & Management Co	1,265,956	62,488	2.38%(c),(d)
AvalonBay Communities Inc	635,176	127,626	TOTAL INVESTMENT COMPANIES		$23,301
Big Yellow Group PLC	997,755	13,567	Total Investments		$3,604,854
Boston Properties Inc	500,920	68,937	Other Assets and Liabilities - 5.77%		220,775
Canadian Apartment Properties REIT	782,596	27,999	TOTAL NET ASSETS - 100.00%		$3,825,629
Corporate Office Properties Trust	387,888	10,814
Crown Castle International Corp	169,648	21,338
CubeSmart	1,340,467	42,774	(a) Non-income producing security
Daiwa Office Investment Corp	4,551	30,715	(b)	Security exempt from registration under Rule 144A of the Securities Act of
Dexus	5,051,220	44,596	1933. These securities may be resold in transactions exempt from registration,
Duke Realty Corp	1,113,958	34,666	normally to qualified institutional buyers. At the end of the period, the value of
EPR Properties	536,890	42,339	these securities totaled $31,300 or 0.82% of net assets.
Equinix Inc	81,475	37,047	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Equity Residential	370,044	28,279	Investment Company Act of 1940) or an affiliate as defined by the Investment
Essential Properties Realty Trust Inc	408,151	8,441	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Essex Property Trust Inc	289,443	81,768	shares of the security). Please see affiliated sub-schedule for transactional
Extra Space Storage Inc	629,030	65,224	information.
First Industrial Realty Trust Inc	536,410	18,919	(d) Current yield shown is as of period end.
Gecina SA	265,961	39,738
Goodman Group	9,873,611	91,880	Portfolio Summary (unaudited)
GPT Group/The	8,036,420	32,508	Country		Percent
Great Portland Estates PLC	1,551,610	15,291	United States		50.58%
HCP Inc	697,790	20,780	Japan		10.96%
Healthcare Trust of America Inc	1,851,366	51,061	Hong Kong		7.65%
Hudson Pacific Properties Inc	787,017	27,435	United Kingdom		4.77%
Industrial & Infrastructure Fund Investment Corp	12,926	14,699	Germany		4.58%
Inmobiliaria Colonial Socimi SA	4,101,762	44,194	Australia		4.42%
Invincible Investment Corp	46,602	23,581	Spain		2.25%
Invitation Homes Inc	3,628,958	90,216	France		2.24%
Japan Hotel REIT Investment Corp	82,957	67,518	Sweden		1.64%
Japan Retail Fund Investment Corp	20,263	38,719	Netherlands		1.32%
Kenedix Retail REIT Corp	6,222	15,069	Canada		1.31%
Kilroy Realty Corp	611,185	47,006	Luxembourg		0.71%
Klepierre SA	765,417	27,199	Singapore		0.68%
Link REIT	6,327,000	73,924	Norway		0.63%
Macquarie Mexico Real Estate Management SA	6,030,580	7,154	Mexico		0.49%
de CV (a),(b)			Other Assets and Liabilities		5.77%
Merlin Properties Socimi SA	3,046,542	41,556	TOTAL NET ASSETS		100.00%
Physicians Realty Trust	997,689	18,018

See accompanying notes.

Schedule of Investments
Global Real Estate Securities Fund
April 30, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$37,882	$410,740	$425,321	$23,301
			$37,882	$410,740	$425,321	$23,301

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$533	$	— $		— $	—
	$533	$	— $		— $	—
Amounts in thousands

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 2.66%	Shares Held Value (000's)			Principal
Money Market Funds - 2.66%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	39,796,304	$39,796	Commercial Mortgage Backed Securities (continued)
2.38%(a),(b)			Wells Fargo Commercial Mortgage Trust
TOTAL INVESTMENT COMPANIES		$39,796	2015-C31
	Principal		4.76%, 11/15/2048(c)	$6,000	$6,149
BONDS - 28.58%	Amount (000's) Value (000's)		Wells Fargo Commercial Mortgage Trust
Commercial Mortgage Backed Securities - 12.78%			2016-LC25
CD 2017-CD3 Mortgage Trust			4.57%, 12/15/2059(c)	1,000	1,048
3.98%, 02/10/2050(c)	$4,500	$4,614	WFRBS Commercial Mortgage Trust 2013-C14
Citigroup Commercial Mortgage Trust			4.11%, 06/15/2046(c),(e)	2,500	2,334
2016-GC36			WFRBS Commercial Mortgage Trust 2014-C23
4.91%, 02/10/2049(c)	4,400	4,568	4.52%, 10/15/2057(c)	9,700	10,156
COMM 2014-CCRE19 Mortgage Trust			WFRBS Commercial Mortgage Trust 2014-LC14
4.87%, 08/10/2047(c)	3,700	3,848	4.34%, 03/15/2047(c)	8,000	8,095
COMM 2014-UBS5 Mortgage Trust					$191,028
4.76%, 09/10/2047(c)	11,680	11,860	Home Equity Asset Backed Securities - 0.32%
Freddie Mac Multifamily Structured Pass			ACE Securities Corp Mortgage Loan Trust Series
Through Certificates			2007-D1
2.65%, 08/25/2026	5,480	5,404	6.93%, 02/25/2038(c),(e)	5,034	4,809
3.19%, 09/25/2027(c)	9,710	9,891	Mortgage Backed Securities - 14.63%
3.29%, 11/25/2027	6,800	6,971	Citigroup Mortgage Loan Trust 2015-PS1
3.44%, 12/25/2027	12,040	12,486	5.25%, 09/25/2042(c),(e)	7,222	7,818
3.60%, 01/25/2028	8,340	8,743	CSMC Trust 2015-1
3.65%, 02/25/2028(c)	3,250	3,420	3.95%, 01/25/2045(c),(e)	7,450	7,512
3.90%, 04/25/2028	5,300	5,677	Fannie Mae Interest Strip
4.05%, 09/25/2028(c)	6,800	7,369	3.50%, 12/25/2043(c),(d)	4,429	795
Ginnie Mae			7.00%, 04/25/2024(d)	25	3
0.38%, 10/16/2053(c),(d)	12,290	384	Fannie Mae REMICS
0.49%, 06/16/2052(c),(d)	26,526	556	1.61%, 06/25/2045(c),(d)	18,697	1,102
0.52%, 10/16/2054(c),(d)	41,347	1,031	2.50%, 02/25/2028(d)	12,362	889
0.52%, 06/16/2060(c),(d)	36,002	1,983	3.00%, 07/25/2032(d)	10,879	1,332
0.56%, 10/16/2054(c),(d)	42,225	1,216	3.00%, 04/25/2042	7,183	7,177
0.57%, 12/16/2059(c),(d)	46,795	2,551	3.00%, 02/25/2043	4,780	4,811
0.58%, 08/16/2051(c),(d)	71,490	2,857	3.00%, 01/25/2046	7,838	7,865
0.58%, 12/16/2053(c),(d)	31,420	1,191	3.00%, 05/25/2048	2,216	2,181
0.58%, 03/16/2060(c),(d)	23,489	1,382	3.08%, 04/25/2027	7	8
0.59%, 04/16/2047(c),(d)	68,566	2,562	1.00 x 1 Month USD LIBOR + 0.60%
0.59%, 02/16/2060(c),(d)	35,965	2,105	3.50%, 02/25/2036(d)	8,359	1,285
0.61%, 11/16/2045(c),(d)	26,762	935	3.50%, 01/25/2040(d)	13,116	1,197
0.61%, 07/16/2060(c),(d)	22,380	1,442	3.50%, 11/25/2042	9,708	10,055
0.69%, 06/16/2054(c),(d)	53,898	1,641	3.50%, 02/25/2043	943	972
0.72%, 11/16/2052(c),(d)	48,480	1,968	3.50%, 02/25/2043(d)	15,557	2,115
0.75%, 10/16/2054(c),(d)	57,128	2,059	3.50%, 07/25/2043(d)	11,793	1,172
0.78%, 02/16/2053(c),(d)	40,339	1,931	3.50%, 08/25/2045	2,931	2,971
0.78%, 10/16/2059(c),(d)	15,668	1,019	3.50%, 03/25/2048(d)	20,683	2,389
0.79%, 09/16/2053(c),(d)	42,639	1,742	4.00%, 06/25/2039	10,000	10,211
0.81%, 01/16/2056(c),(d)	19,773	967	4.00%, 12/25/2039(d)	6,590	739
0.84%, 02/16/2053(c),(d)	104,237	5,585	4.00%, 03/25/2045	6,411	6,942
0.90%, 06/16/2057(c),(d)	14,488	946	4.00%, 04/25/2047	3,260	3,433
0.92%, 03/16/2052(c),(d)	46,069	2,667	4.50%, 04/25/2045(d)	22,523	5,079
0.98%, 02/16/2046(c),(d)	41,781	2,022	7.00%, 04/25/2032	808	909
2.60%, 05/16/2059	4,088	3,915	9.00%, 05/25/2020	3	3
2.60%, 03/16/2060	7,542	7,239	Freddie Mac REMICS
GS Mortgage Securities Trust 2013-GC13			2.50%, 11/15/2032	4,594	4,509
4.22%, 07/10/2046(c),(e)	5,000	4,781	2.50%, 02/15/2043	2,423	2,373
GS Mortgage Securities Trust 2014-GC20			3.00%, 11/15/2030(d)	4,883	301
5.13%, 04/10/2047(c)	2,000	2,039	3.00%, 06/15/2040	4,639	4,679
GS Mortgage Securities Trust 2014-GC24			3.00%, 10/15/2042	1,504	1,520
4.66%, 09/10/2047(c)	4,200	3,802	3.00%, 05/15/2044	1,588	1,515
JP Morgan Chase Commercial Mortgage			3.00%, 04/15/2046	2,789	2,803
Securities Trust 2013-C16			3.00%, 11/15/2046	3,472	3,493
5.13%, 12/15/2046(c)	8,000	8,563	3.37%, 02/15/2021	1	1
JPMDB Commercial Mortgage Securities Trust			1.00 x 1 Month USD LIBOR + 0.90%
2018-C8			3.50%, 03/15/2029	4,054	4,214
4.90%, 06/15/2051(c)	3,700	3,910	3.50%, 04/15/2040(d)	7,315	567
Wells Fargo Commercial Mortgage Trust			3.50%, 07/15/2042	2,972	3,003
2014-LC16			3.50%, 05/15/2043	3,253	3,341
4.46%, 08/15/2050	1,400	1,404	3.50%, 09/15/2043	7,680	7,797
			4.00%, 05/15/2039	4,825	4,970
			4.00%, 11/15/2042(d)	9,166	1,538

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2019 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Mortgage Backed Securities (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Freddie Mac REMICS (continued)			3.50%, 01/01/2048	$10,180	$10,393
4.00%, 01/15/2045	$7,086	$7,508	4.00%, 12/01/2041	4,255	4,459
4.00%, 04/15/2045	2,992	3,137	4.00%, 07/01/2042	3,010	3,155
4.00%, 11/15/2045	553	579	4.00%, 09/15/2042	2,357	2,485
6.50%, 08/15/2027	75	78	4.00%, 04/01/2043	8,862	9,269
Ginnie Mae			4.00%, 07/01/2043	3,944	4,134
3.00%, 05/16/2037	14,000	13,977	4.00%, 09/01/2044	4,898	5,134
3.00%, 04/20/2047	3,312	3,042	4.00%, 10/01/2045	8,227	8,599
3.25%, 05/20/2045	5,411	5,176	4.00%, 08/01/2047	11,910	12,449
3.50%, 08/20/2039(d)	17,887	1,719	4.00%, 11/01/2047	2,588	2,714
3.50%, 01/20/2043(d)	15,831	3,190	4.00%, 01/01/2048	8,140	8,547
3.50%, 10/20/2044(d)	19,372	2,946	4.00%, 06/01/2048	14,144	14,808
3.50%, 11/20/2045	4,500	4,551	4.50%, 04/01/2041	4,472	4,777
4.00%, 11/16/2038	376	383	4.50%, 11/01/2043	4,324	4,613
4.00%, 04/20/2044(d)	5,857	978	4.85%, 10/01/2032	1	1
4.00%, 01/20/2048(d)	9,340	1,759	1.00 x 12 Month USD LIBOR + 1.98%
5.00%, 11/20/2039	3,197	3,487	5.00%, 10/01/2025	46	48
JP Morgan Mortgage Trust 2016-4			5.00%, 12/01/2032	55	59
3.50%, 10/25/2046(c),(e)	4,348	4,336	5.00%, 02/01/2033	413	443
JP Morgan Mortgage Trust 2018-8			5.00%, 01/01/2034	3,868	4,157
4.00%, 01/25/2049(c),(e)	4,764	4,759	5.00%, 05/01/2034	86	93
New Residential Mortgage Loan Trust 2015-2			5.00%, 07/01/2035	2	2
5.55%, 08/25/2055(c),(e)	5,692	6,162	5.00%, 07/01/2035	35	38
Sequoia Mortgage Trust 2013-2			5.00%, 10/01/2035	7	8
3.64%, 02/25/2043(c)	7,276	7,327	5.00%, 11/01/2035	313	335
Sequoia Mortgage Trust 2017-5			5.00%, 07/01/2044	2,911	3,134
3.50%, 08/25/2047(c),(e)	1,464	1,444	5.00%, 03/01/2048	4,842	5,287
Sequoia Mortgage Trust 2018-5			5.50%, 03/01/2029	1	1
3.50%, 05/25/2048(c),(e)	4,645	4,607	5.50%, 05/01/2033	8	9
		$218,734	5.50%, 10/01/2033	12	13
Other Asset Backed Securities - 0.85%			5.50%, 12/01/2033	294	322
CNH Equipment Trust 2016-C			5.50%, 07/01/2037	17	19
1.76%, 09/15/2023	1,600	1,581	5.50%, 04/01/2038	7	8
TAL Advantage V LLC			5.50%, 05/01/2038	42	45
3.33%, 05/20/2039(e)	2,883	2,881	6.00%, 01/01/2021	14	14
Towd Point Mortgage Trust			6.00%, 06/01/2028	6	7
4.25%, 10/25/2053(c),(e)	5,000	5,223	6.00%, 05/01/2031	71	79
Towd Point Mortgage Trust 2017-6			6.00%, 10/01/2031	2	2
3.25%, 10/25/2057(c),(e)	3,200	2,940	6.00%, 02/01/2032	15	17
		$12,625	6.00%, 09/01/2032	49	53
TOTAL BONDS		$427,196	6.00%, 11/01/2033	151	163
U.S. GOVERNMENT & GOVERNMENT	Principal		6.00%, 11/01/2033	364	399
AGENCY OBLIGATIONS - 69.06%	Amount (000's) Value (000's)		6.00%, 09/01/2034	62	68
Federal Home Loan Mortgage Corporation (FHLMC) - 16.61%			6.00%, 02/01/2035	57	63
2.50%, 08/01/2027	$1,227	$1,221	6.00%, 10/01/2036	40	44
2.50%, 02/01/2028	3,762	3,744	6.00%, 03/01/2037	75	82
3.00%, 02/01/2027	3,332	3,358	6.00%, 05/01/2037	107	121
3.00%, 02/01/2032	7,555	7,626	6.00%, 01/01/2038	10	11
3.00%, 01/01/2033	4,903	4,944	6.00%, 03/01/2038	35	38
3.00%, 04/01/2035	2,302	2,312	6.00%, 04/01/2038	79	86
3.00%, 03/01/2037	4,984	4,981	6.00%, 07/01/2038	136	149
3.00%, 10/01/2042	6,133	6,093	6.00%, 10/01/2038	94	104
3.00%, 10/01/2042	7,160	7,113	6.50%, 12/01/2021	67	69
3.00%, 05/01/2043	2,602	2,585	6.50%, 04/01/2022	75	78
3.00%, 07/01/2045	6,905	6,856	6.50%, 05/01/2022	43	44
3.00%, 10/01/2046	8,459	8,404	6.50%, 08/01/2022	21	22
3.00%, 01/01/2047	6,923	6,878	6.50%, 05/01/2023	55	56
3.50%, 11/01/2026	1,835	1,878	6.50%, 07/01/2023	1	2
3.50%, 02/01/2032	3,870	3,966	6.50%, 07/01/2025	1	1
3.50%, 04/01/2032	3,372	3,456	6.50%, 09/01/2025	1	1
3.50%, 12/01/2041	2,485	2,532	6.50%, 10/01/2025	1	1
3.50%, 04/01/2042	7,286	7,415	6.50%, 03/01/2029	34	37
3.50%, 07/01/2042	8,319	8,467	6.50%, 04/01/2031	140	154
3.50%, 08/01/2043	5,587	5,699	6.50%, 10/01/2031	49	55
3.50%, 02/01/2044	6,264	6,354	6.50%, 02/01/2032	7	8
3.50%, 08/01/2045	6,628	6,770	6.50%, 04/01/2032	6	7
3.50%, 07/01/2046	9,530	9,718	6.50%, 04/01/2035	5	6
3.50%, 01/01/2047	13,238	13,485	6.50%, 02/01/2037	28	31

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal Home Loan Mortgage Corporation (FHLMC) (continued)			Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
7.00%, 07/01/2024	$2	$2	Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)
7.00%, 01/01/2028	236	251	3.50%, 09/01/2042	$8,126	$8,282
7.00%, 06/01/2029	74	83	3.50%, 11/01/2042	4,708	4,799
7.00%, 01/01/2031	1	1	3.50%, 02/01/2043	1,905	1,947
7.00%, 04/01/2031	51	56	3.50%, 05/01/2043	4,722	4,820
7.00%, 10/01/2031	81	90	3.50%, 05/01/2043	2,548	2,604
7.00%, 04/01/2032	129	146	3.50%, 09/01/2044	13,853	14,158
7.50%, 12/01/2030	3	3	3.50%, 10/01/2044	6,355	6,495
7.50%, 02/01/2031	14	15	3.50%, 11/01/2044	5,558	5,701
7.50%, 02/01/2031	1	2	3.50%, 03/01/2045	3,075	3,132
8.50%, 07/01/2029	72	75	3.50%, 03/01/2045	5,072	5,176
		$248,209	3.50%, 06/01/2045	6,312	6,450
Federal National Mortgage Association (FNMA) - 0.58%			3.50%, 08/01/2045	5,621	5,745
3.00%, 04/01/2043	6,795	6,762	3.50%, 09/01/2045	4,956	5,051
4.48%, 12/01/2033	76	79	3.50%, 10/01/2045	5,634	5,758
1.00 x 12 Month USD LIBOR + 1.60%			3.50%, 11/01/2045	10,395	10,609
5.13%, 11/01/2033	9	9	3.50%, 01/01/2046	4,958	5,067
1.00 x 6 Month USD LIBOR + 2.26%			3.50%, 03/01/2046	6,935	7,087
5.50%, 05/01/2033	78	80	3.50%, 04/01/2046	7,305	7,465
6.00%, 01/01/2032	119	126	3.50%, 12/01/2046	8,218	8,373
6.00%, 04/01/2033	173	184	3.50%, 10/01/2047	5,249	5,362
6.00%, 09/01/2034	422	449	4.00%, 01/01/2034	1,217	1,267
6.50%, 06/01/2031	70	78	4.00%, 10/01/2037	6,540	6,772
6.50%, 11/01/2032	352	383	4.00%, 09/01/2040	2,648	2,750
6.50%, 11/01/2032	97	104	4.00%, 02/01/2042	2,073	2,161
7.00%, 08/01/2028	49	54	4.00%, 01/01/2043	2,003	2,098
7.00%, 12/01/2028	55	60	4.00%, 03/01/2043	3,684	3,836
7.00%, 07/01/2029	53	60	4.00%, 08/01/2043	6,820	7,143
7.00%, 07/01/2032	122	133	4.00%, 04/01/2044	2,727	2,856
7.50%, 12/01/2024	70	74	4.00%, 08/01/2044	3,649	3,822
7.50%, 07/01/2029	4	5	4.00%, 08/01/2044	9,623	10,078
7.50%, 02/01/2030	61	64	4.00%, 11/01/2044	2,878	3,015
		$8,704	4.00%, 12/01/2044	5,884	6,163
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			4.00%, 02/01/2045	4,931	5,164
Corporation (FHLMC) Uniform Mortgage-Backed Security - 39.36%			4.00%, 07/01/2045	5,576	5,770
2.00%, 08/01/2028	2,278	2,231	4.00%, 08/01/2045	5,900	6,179
2.00%, 07/01/2030	5,879	5,697	4.00%, 09/01/2045	9,982	10,455
2.50%, 06/01/2027	4,538	4,516	4.00%, 01/01/2046	7,872	8,221
2.50%, 05/01/2028	1,971	1,961	4.00%, 05/01/2046	11,713	12,234
2.50%, 08/01/2028	2,652	2,639	4.00%, 07/01/2046	7,361	7,709
2.50%, 03/01/2030	6,031	5,977	4.00%, 07/01/2047	7,669	8,032
2.50%, 12/01/2031	7,894	7,823	4.00%, 10/01/2047	6,373	6,661
3.00%, 04/01/2027	3,104	3,132	4.00%, 12/01/2047	5,271	5,527
3.00%, 05/01/2029	5,102	5,142	4.00%, 02/01/2048	7,589	7,934
3.00%, 01/01/2030	445	448	4.50%, 12/01/2019	4	4
3.00%, 08/01/2031	8,896	8,966	4.50%, 01/01/2020	12	12
3.00%, 10/01/2036	6,158	6,163	4.50%, 09/01/2025	1,213	1,246
3.00%, 11/01/2042	7,458	7,409	4.50%, 08/01/2039	2,793	2,968
3.00%, 12/01/2042	5,741	5,703	4.50%, 03/01/2041	3,498	3,707
3.00%, 12/01/2042	5,631	5,594	4.50%, 03/01/2042	7,560	8,061
3.00%, 01/01/2043	5,323	5,288	4.50%, 09/01/2043	6,310	6,730
3.00%, 02/01/2043	5,677	5,640	4.50%, 09/01/2043	3,606	3,841
3.00%, 06/01/2043	10,154	10,087	4.50%, 11/01/2043	5,834	6,213
3.00%, 08/01/2043	6,624	6,580	4.50%, 10/01/2044	3,233	3,444
3.00%, 07/01/2045	2,732	2,713	4.50%, 12/01/2044	7,999	8,520
3.00%, 01/01/2046	5,326	5,295	4.50%, 05/01/2045	3,506	3,735
3.00%, 07/01/2046	7,536	7,465	4.50%, 09/01/2045	5,219	5,542
3.00%, 09/01/2046	6,232	6,205	4.50%, 10/01/2045	6,676	7,110
3.00%, 10/01/2046	7,162	7,096	4.50%, 11/01/2045	8,478	8,998
3.00%, 11/01/2046	11,233	11,159	4.50%, 08/01/2048	6,921	7,384
3.00%, 12/01/2046	8,321	8,241	4.50%, 09/01/2048	12,202	13,042
3.00%, 12/01/2046	5,805	5,757	4.50%, 11/01/2048	8,339	8,871
3.00%, 01/01/2047	6,414	6,372	5.00%, 01/01/2026	48	51
3.50%, 08/01/2031	4,456	4,561	5.00%, 04/01/2035	144	156
3.50%, 02/01/2033	8,670	8,882	5.00%, 05/01/2035	69	74
3.50%, 02/01/2042	5,951	6,077	5.00%, 07/01/2035	23	25
3.50%, 06/01/2042	3,103	3,156	5.00%, 02/01/2038	1,847	2,000
3.50%, 07/01/2042	4,677	4,767	5.00%, 03/01/2038	1,240	1,346

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage			Government National Mortgage Association (GNMA) (continued)
Corporation (FHLMC) Uniform Mortgage-Backed Security (continued)			3.50%, 04/20/2045	$4,611	$4,692
5.00%, 02/01/2040	$6,234	$6,784	3.50%, 02/20/2047	2,271	2,307
5.00%, 05/01/2040	2,513	2,736	3.50%, 05/20/2047	13,651	13,968
5.00%, 07/01/2040	1,589	1,729	3.50%, 10/20/2047	5,034	5,119
5.00%, 07/01/2041	7,169	7,805	3.50%, 11/20/2047	4,845	4,926
5.00%, 02/01/2044	3,277	3,548	4.00%, 08/15/2041	3,950	4,106
5.00%, 06/01/2044	3,226	3,495	4.00%, 09/15/2041	6,050	6,303
5.00%, 05/01/2048	5,516	6,014	4.00%, 03/15/2044	3,871	4,030
5.50%, 07/01/2019	1	1	4.00%, 10/20/2044	3,551	3,669
5.50%, 08/01/2019	1	1	5.00%, 02/15/2034	115	123
5.50%, 06/01/2026	54	57	5.00%, 10/15/2039	2,481	2,659
5.50%, 07/01/2033	554	610	5.50%, 07/20/2033	963	1,054
5.50%, 02/01/2037	4	5	5.50%, 03/20/2034	991	1,085
5.50%, 12/01/2037	787	872	5.50%, 05/20/2035	102	112
5.50%, 03/01/2038	193	214	6.00%, 10/15/2023	59	63
6.00%, 12/01/2022	6	7	6.00%, 11/15/2023	10	11
6.00%, 03/01/2029	36	40	6.00%, 11/15/2023	22	24
6.00%, 12/01/2031	2	2	6.00%, 12/15/2023	6	6
6.00%, 12/01/2031	1	1	6.00%, 03/15/2024	10	10
6.00%, 11/01/2032	6	7	6.00%, 04/20/2026	31	33
6.00%, 03/01/2034	133	143	6.00%, 10/20/2028	5	5
6.00%, 11/01/2037	11	12	6.00%, 02/20/2029	56	62
6.00%, 02/01/2038	48	54	6.00%, 09/15/2032	58	63
6.00%, 03/01/2038	52	58	6.00%, 02/15/2033	17	19
6.00%, 04/01/2039	616	694	6.00%, 07/20/2033	756	856
6.50%, 09/01/2024	123	135	6.00%, 08/15/2038	67	72
6.50%, 08/01/2028	18	20	6.50%, 09/15/2023	2	2
6.50%, 12/01/2028	11	12	6.50%, 09/15/2023	13	14
6.50%, 02/01/2029	16	17	6.50%, 09/15/2023	8	9
6.50%, 03/01/2029	25	27	6.50%, 10/15/2023	11	12
6.50%, 04/01/2029	22	24	6.50%, 12/15/2023	3	3
6.50%, 06/01/2031	68	75	6.50%, 12/15/2023	11	12
6.50%, 06/01/2031	62	68	6.50%, 12/15/2023	11	12
6.50%, 12/01/2031	2	2	6.50%, 12/15/2023	7	8
6.50%, 01/01/2032	30	33	6.50%, 01/15/2024	3	3
6.50%, 04/01/2032	141	155	6.50%, 01/15/2024	9	10
6.50%, 04/01/2032	19	21	6.50%, 01/15/2024	19	21
6.50%, 08/01/2032	66	72	6.50%, 01/15/2024	1	1
6.50%, 02/01/2033	143	157	6.50%, 01/15/2024	2	2
6.50%, 04/01/2036	2	3	6.50%, 01/15/2024	4	4
6.50%, 08/01/2036	41	46	6.50%, 03/15/2024	5	6
6.50%, 08/01/2036	80	94	6.50%, 04/15/2024	8	9
6.50%, 10/01/2036	35	40	6.50%, 04/20/2024	4	4
6.50%, 11/01/2036	26	29	6.50%, 07/15/2024	19	21
6.50%, 07/01/2037	14	15	6.50%, 01/15/2026	5	5
6.50%, 07/01/2037	21	23	6.50%, 03/15/2026	7	8
6.50%, 08/01/2037	388	446	6.50%, 07/20/2026	1	1
6.50%, 08/01/2037	32	37	6.50%, 10/20/2028	6	7
6.50%, 02/01/2038	25	28	6.50%, 03/20/2031	50	57
6.50%, 05/01/2038	3	3	6.50%, 04/20/2031	41	47
7.00%, 05/01/2022	5	5	6.50%, 07/15/2031	1	1
7.00%, 11/01/2031	137	148	6.50%, 10/15/2031	10	11
7.50%, 01/01/2031	1	1	6.50%, 07/15/2032	3	3
7.50%, 08/01/2032	7	8	6.50%, 05/20/2034	524	597
8.50%, 09/01/2025	1	1	6.80%, 04/20/2025	24	24
9.00%, 09/01/2030	2	2	7.00%, 11/15/2022	2	2
		$588,386	7.00%, 12/15/2022	17	17
Government National Mortgage Association (GNMA) - 7.53%			7.00%, 01/15/2023	4	4
3.00%, 11/15/2042	6,383	6,396	7.00%, 01/15/2023	2	2
3.00%, 11/15/2042	4,337	4,337	7.00%, 01/15/2023	5	5
3.00%, 12/15/2042	4,352	4,362	7.00%, 02/15/2023	13	13
3.00%, 02/15/2043	4,911	4,921	7.00%, 07/15/2023	5	5
3.00%, 09/20/2046	7,040	7,045	7.00%, 07/15/2023	5	5
3.00%, 11/20/2046	4,837	4,834	7.00%, 07/15/2023	3	3
3.50%, 08/20/2042	4,421	4,503	7.00%, 08/15/2023	10	10
3.50%, 05/15/2043	7,372	7,532	7.00%, 10/15/2023	1	1
3.50%, 06/20/2043	5,218	5,321	7.00%, 12/15/2023	9	10
3.50%, 08/15/2043	6,166	6,295	7.00%, 12/15/2023	4	4

See accompanying notes.

     Schedule of Investments Government & High Quality Bond Fund April 30, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Government National Mortgage Association (GNMA) (continued)
7.00%, 01/15/2026	$7	$7
7.00%, 01/15/2027	11	11
7.00%, 10/15/2027	7	7
7.00%, 10/15/2027	1	1
7.00%, 10/15/2027	1	1
7.00%, 12/15/2027	1	1
7.00%, 12/15/2027	3	3
7.00%, 02/15/2028	1	1
7.00%, 04/15/2028	2	2
7.00%, 06/15/2028	94	101
7.00%, 12/15/2028	55	59
7.00%, 01/15/2029	37	40
7.00%, 03/15/2029	21	21
7.00%, 04/15/2029	5	5
7.00%, 04/15/2029	146	157
7.00%, 05/15/2031	6	6
7.00%, 07/15/2031	1	1
7.00%, 09/15/2031	1	1
7.50%, 12/15/2021	8	8
7.50%, 03/15/2022	4	4
7.50%, 04/15/2022	1	1
7.50%, 04/15/2022	12	12
7.50%, 08/15/2022	8	8
7.50%, 08/15/2022	2	2
7.50%, 08/15/2022	1	1
7.50%, 02/15/2023	4	5
7.50%, 05/15/2023	1	1
7.50%, 05/15/2023	5	5
7.50%, 06/15/2023	3	3
7.50%, 03/15/2024	8	9
7.50%, 08/15/2024	1	1
7.50%, 05/15/2027	4	4
7.50%, 05/15/2027	12	12
7.50%, 06/15/2027	8	8
7.50%, 08/15/2029	22	23
7.50%, 10/15/2029	15	15
7.50%, 11/15/2029	42	42
8.00%, 02/15/2022	6	6
8.00%, 04/15/2022	2	2
8.00%, 12/15/2030	5	6
9.00%, 11/15/2021	11	11
9.50%, 08/15/2021	7	7
		$112,539
U.S. Treasury - 4.53%
1.13%, 03/31/2020	8,600	8,502
2.00%, 02/15/2025	4,500	4,417
2.13%, 12/31/2022	4,920	4,898
3.13%, 05/15/2021	16,000	16,267
4.25%, 11/15/2040	8,710	10,717
4.50%, 02/15/2036	6,000	7,482
5.25%, 11/15/2028	7,740	9,535
6.25%, 08/15/2023	5,100	5,921
		$67,739
U.S. Treasury Strip - 0.45%
0.00%, 05/15/2020(f),(g)	6,800	6,638
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$1,032,215
Total Investments		$1,499,207
Other Assets and Liabilities - (0.30)%		(4,420)
TOTAL NET ASSETS - 100.00%		$1,494,787

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Security is an Interest Only Strip.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $59,606 or 3.99% of net assets.
(f)	Non-income producing security
(g)	Security is a Principal Only Strip.

Portfolio Summary (unaudited)

Sector	Percent
Mortgage Securities	91.49%
Government	4.98%
Money Market Funds	2.66%
Asset Backed Securities	1.17%
Other Assets and Liabilities	(0.30)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Schedule of Investments
Government & High Quality Bond Fund
April 30, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$15,236	$184,893	$160,333	$39,796
			$15,236	$184,893	$160,333	$39,796

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$181	$	— $		— $	—
	$181	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
High Yield Fund
April 30, 2019 (unaudited)

COMMON STOCKS - 0.47%	Shares Held Value (000's)			Principal
Energy - Alternate Sources - 0.00%			BONDS (continued)	Amount (000’s) Value (000’s)
Ogden Corp (a),(b),(c)	5,000,000	$—	Banks (continued)
Oil & Gas - 0.23%			ING Groep NV
Chaparral Energy Inc - A Shares (a)	986,642	6,867	6.00%, 12/31/2049(i),(j)	$2,555	$2,574
Oil & Gas Services - 0.16%			USD Swap Semi-Annual 5 Year + 4.45%
Patterson-UTI Energy Inc	338,411	4,599	Intesa Sanpaolo SpA
Retail - 0.08%			3.13%, 07/14/2022(f)	4,165	4,080
Claire's Holdings LLC (a),(b),(c)	4,036	2,422	JPMorgan Chase & Co
TOTAL COMMON STOCKS		$13,888	4.62%, 12/31/2049(i),(j)	10,025	9,506
INVESTMENT COMPANIES - 2.66%	Shares Held Value (000's)		3 Month USD LIBOR + 2.58%
			Lloyds Banking Group PLC
Money Market Funds - 2.66%			7.50%, 12/31/2049(i),(j)	4,450	4,618
Principal Government Money Market Fund	78,035,936	78,036	USD Swap Semi-Annual 5 Year + 4.50%
2.38%(d),(e)			Popular Inc
TOTAL INVESTMENT COMPANIES		$78,036	6.13%, 09/14/2023	8,720	9,069
PREFERRED STOCKS - 0.17%	Shares Held Value (000's)				$70,521
Agriculture - 0.13%			Building Materials - 0.79%
Pinnacle Operating Corp 0.00% (a),(b),(c)	11,469,815 $	3,900	BMC East LLC
Retail - 0.04%			5.50%, 10/01/2024(f)	14,620	14,657
Claire's Stores 0.00% (a),(b),(c)	1,073	1,039	Standard Industries Inc/NJ
TOTAL PREFERRED STOCKS		$4,939	4.75%, 01/15/2028(f)	8,820	8,456
	Principal				$23,113
BONDS - 83.72%	Amount (000's) Value (000's)		Chemicals - 2.86%
Aerospace & Defense - 1.91%			Alpha 2 BV
Air 2 US			8.75%, PIK 9.50%, 06/01/2023(f),(g),(h)	6,300	6,253
8.63%, 10/01/2020(f)	$440	$449	Aruba Investments Inc
BBA US Holdings Inc			8.75%, 02/15/2023(f)	11,725	11,784
5.38%, 05/01/2026(f)	2,890	2,962	Blue Cube Spinco LLC
Bombardier Inc			9.75%, 10/15/2023	5,350	5,979
7.50%, 03/15/2025(f)	25,055	25,149	CF Industries Inc
TransDigm Inc			5.15%, 03/15/2034	11,095	10,734
6.25%, 03/15/2026(f)	12,880	13,412	Consolidated Energy Finance SA
Triumph Group Inc			6.50%, 05/15/2026(f)	13,785	14,061
7.75%, 08/15/2025	14,050	14,015	6.88%, 06/15/2025(f)	20,910	21,537
		$55,987	NOVA Chemicals Corp
Agriculture - 0.24%			5.25%, 06/01/2027(f)	10,415	10,233
Pinnacle Operating Corp			Olin Corp
9.00%, 05/15/2023(f)	16,469	7,082	5.00%, 02/01/2030	3,545	3,509
Airlines - 0.06%					$84,090
American Airlines 2015-1 Class B Pass Through			Coal - 0.30%
Trust			Alliance Resource Operating Partners LP /
3.70%, 11/01/2024	1,906	1,885	Alliance Resource Finance Corp
Automobile Manufacturers - 0.83%			7.50%, 05/01/2025(f)	8,415	8,825
Jaguar Land Rover Automotive PLC			Commercial Services - 2.20%
3.50%, 03/15/2020(f)	7,400	7,328	Ahern Rentals Inc
Navistar International Corp			7.38%, 05/15/2023(f)	17,235	15,339
6.63%, 11/01/2025(f)	16,888	17,205	Garda World Security Corp
		$24,533	8.75%, 05/15/2025(f)	14,630	13,792
Automobile Parts & Equipment - 0.53%			Refinitiv US Holdings Inc
American Axle & Manufacturing Inc			8.25%, 11/15/2026(f)	4,745	4,809
6.25%, 04/01/2025	8,740	8,785	TMS International Corp
IHO Verwaltungs GmbH			7.25%, 08/15/2025(f)	11,135	10,912
4.75%, PIK 5.50%, 09/15/2026(f),(g),(h)	2,985	2,895	United Rentals North America Inc
Panther BF Aggregator 2 LP / Panther Finance			4.63%, 10/15/2025	6,135	6,089
Co Inc			4.88%, 01/15/2028	2,815	2,794
6.25%, 05/15/2026(f)	3,650	3,801	5.25%, 01/15/2030(k)	2,595	2,608
		$15,481	5.88%, 09/15/2026	2,720	2,842
Banks - 2.40%			6.50%, 12/15/2026	5,225	5,591
Barclays PLC					$64,776
4.84%, 05/09/2028	7,865	7,886	Computers - 1.48%
7.75%, 12/31/2049(i),(j)	4,830	4,993	Dell International LLC / EMC Corp
USD Swap Semi-Annual 5 Year + 4.84%			4.90%, 10/01/2026(f)	13,475	13,802
CIT Group Inc			7.13%, 06/15/2024(f)	28,025	29,649
5.00%, 08/15/2022	8,500	8,840			$43,451
5.25%, 03/07/2025	1,270	1,351	Consumer Products - 0.61%
5.80%, 12/31/2049(i),(j)	10,154	10,192	Prestige Brands Inc
3 Month USD LIBOR + 3.97%			6.38%, 03/01/2024(f)	9,095	9,391
Deutsche Bank AG/New York NY
3.30%, 11/16/2022	7,680	7,412

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Consumer Products (continued)			Entertainment (continued)
Spectrum Brands Inc			Eldorado Resorts Inc
5.75%, 07/15/2025	$8,205	$8,392	6.00%, 04/01/2025	$3,340	$3,449
		$17,783	6.00%, 09/15/2026	14,030	14,556
Distribution & Wholesale - 1.04%			Enterprise Development Authority/The
American Builders & Contractors Supply Co Inc			12.00%, 07/15/2024(f)	14,350	14,709
5.75%, 12/15/2023(f)	7,220	7,482	International Game Technology PLC
5.88%, 05/15/2026(f)	6,930	7,138	6.25%, 01/15/2027(f)	2,030	2,134
Global Partners LP / GLP Finance Corp			6.50%, 02/15/2025(f)	11,815	12,583
7.00%, 06/15/2023	9,225	9,225	Lions Gate Capital Holdings LLC
H&E Equipment Services Inc			5.88%, 11/01/2024(f)	8,635	8,808
5.63%, 09/01/2025	6,470	6,567	6.38%, 02/01/2024(f)	8,885	9,296
		$30,412	Scientific Games International Inc
Diversified Financial Services - 3.32%			10.00%, 12/01/2022	2,236	2,353
Ally Financial Inc					$109,072
5.75%, 11/20/2025	12,060	13,070	Food - 3.52%
Avation Capital SA			Albertsons Cos LLC / Safeway Inc / New
6.50%, 05/15/2021(f)	5,900	5,900	Albertsons LP / Albertson's LLC
Credit Acceptance Corp			7.50%, 03/15/2026(f)	17,225	18,259
6.13%, 02/15/2021	12,090	12,105	Ingles Markets Inc
6.63%, 03/15/2026(f)	3,410	3,589	5.75%, 06/15/2023	15,890	16,089
7.38%, 03/15/2023	8,140	8,435	JBS USA LUX SA / JBS USA Finance Inc
Doric Nimrod Air Finance Alpha Ltd 2012-1			5.75%, 06/15/2025(f)	12,545	12,827
Class B Pass Through Trust			7.25%, 06/01/2021(f)	13,258	13,291
6.50%, 05/30/2021(f)	466	472	JBS USA LUX SA / JBS USA Food Co / JBS
E*TRADE Financial Corp			USA Finance Inc
5.30%, 12/31/2049(i),(j)	11,295	10,998	6.50%, 04/15/2029(f)	15,915	16,870
3 Month USD LIBOR + 3.16%			Post Holdings Inc
Navient Corp			5.00%, 08/15/2026(f)	21,625	21,544
6.13%, 03/25/2024	5,490	5,615	5.75%, 03/01/2027(f)	4,490	4,602
6.63%, 07/26/2021	4,245	4,447			$103,482
6.75%, 06/15/2026	4,900	4,937	Forest Products & Paper - 0.20%
Springleaf Finance Corp			Sappi Papier Holding GmbH
6.88%, 03/15/2025	17,710	18,994	7.50%, 06/15/2032(f)	5,985	6,015
Vantiv LLC / Vantiv Issuer Corp			Gas - 0.22%
4.38%, 11/15/2025(f)	8,780	9,022	NGL Energy Partners LP / NGL Energy Finance
		$97,584	Corp
Electric - 1.78%			7.50%, 11/01/2023	6,277	6,527
Elwood Energy LLC			Healthcare - Products - 0.24%
8.16%, 07/05/2026	5,378	5,835	Kinetic Concepts Inc / KCI USA Inc
Indiantown Cogeneration LP			7.88%, 02/15/2021(f)	6,781	6,923
9.77%, 12/15/2020	946	979	Healthcare - Services - 4.54%
NRG Energy Inc			AHP Health Partners Inc
6.25%, 05/01/2024	12,590	12,995	9.75%, 07/15/2026(f)	9,500	10,296
6.63%, 01/15/2027	1,960	2,097	Centene Corp
7.25%, 05/15/2026	8,070	8,786	4.75%, 05/15/2022	2,695	2,747
Vistra Energy Corp			5.38%, 06/01/2026(f)	10,895	11,333
8.13%, 01/30/2026(f)	1,840	2,006	6.13%, 02/15/2024	9,525	9,977
Vistra Operations Co LLC			HCA Inc
5.50%, 09/01/2026(f)	10,735	11,057	4.75%, 05/01/2023	21,400	22,361
5.63%, 02/15/2027(f)	8,335	8,554	5.00%, 03/15/2024	14,905	15,779
		$52,309	5.50%, 06/15/2047	6,070	6,431
Electrical Components & Equipment - 0.47%			5.88%, 03/15/2022	2,165	2,316
Energizer Holdings Inc			5.88%, 02/01/2029	5,100	5,489
5.50%, 06/15/2025(f)	6,180	6,246	MPH Acquisition Holdings LLC
6.38%, 07/15/2026(f)	7,407	7,645	7.13%, 06/01/2024(f)	6,057	6,089
		$13,891	Tenet Healthcare Corp
Electronics - 0.14%			4.63%, 07/15/2024	13,860	13,899
Sensata Technologies BV			6.25%, 02/01/2027(f)	4,925	5,134
5.00%, 10/01/2025(f)	3,905	4,003	WellCare Health Plans Inc
Entertainment - 3.71%			5.25%, 04/01/2025	20,745	21,419
Boyne USA Inc					$133,270
7.25%, 05/01/2025(f)	8,120	8,810	Home Builders - 2.54%
Caesars Resort Collection LLC / CRC Finco Inc			Century Communities Inc
5.25%, 10/15/2025(f)	18,190	17,781	5.88%, 07/15/2025	18,005	17,870
CCM Merger Inc			KB Home
6.00%, 03/15/2022(f)	14,220	14,593	6.88%, 06/15/2027	2,925	3,053
			7.63%, 05/15/2023	6,670	7,353

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Home Builders (continued)			Media - 8.21%
Lennar Corp			Altice Financing SA
4.50%, 04/30/2024	$4,537	$4,628	6.63%, 02/15/2023(f)	$15,100	$15,478
4.75%, 11/15/2022	7,561	7,739	Altice Finco SA
4.88%, 12/15/2023	5,060	5,231	8.13%, 01/15/2024(f)	11,525	11,928
LGI Homes Inc			Altice Luxembourg SA
6.88%, 07/15/2026(f)	8,735	8,844	7.75%, 05/15/2022(f)	21,625	22,031
Taylor Morrison Communities Inc / Taylor			AMC Networks Inc
Morrison Holdings II Inc			4.75%, 08/01/2025	11,380	11,318
5.63%, 03/01/2024(f)	8,500	8,585	5.00%, 04/01/2024	7,435	7,528
Williams Scotsman International Inc			CCO Holdings LLC / CCO Holdings Capital Corp
7.88%, 12/15/2022(f)	10,795	11,308	5.13%, 05/01/2023(f)	34,210	35,065
		$74,611	5.50%, 05/01/2026(f)	4,750	4,902
Insurance - 3.91%			CSC Holdings LLC
Acrisure LLC / Acrisure Finance Inc			5.50%, 04/15/2027(f)	3,195	3,291
8.13%, 02/15/2024(f)	4,565	4,773	6.50%, 02/01/2029(f)	12,688	13,624
AssuredPartners Inc			6.63%, 10/15/2025(f)	4,225	4,489
7.00%, 08/15/2025(f)	7,725	7,300	DISH DBS Corp
Catlin Insurance Co Ltd			5.88%, 07/15/2022	12,915	12,601
5.57%, 07/29/2049(f),(i)	12,565	12,334	5.88%, 11/15/2024	11,985	10,337
3 Month USD LIBOR + 2.98%			7.75%, 07/01/2026	8,255	7,388
CNO Financial Group Inc			Meredith Corp
4.50%, 05/30/2020	8,206	8,288	6.88%, 02/01/2026	21,640	22,506
Liberty Mutual Group Inc			Radiate Holdco LLC / Radiate Finance Inc
5.52%, 03/07/2067(f)	18,417	17,496	6.63%, 02/15/2025(f)	3,925	3,856
3 Month USD LIBOR + 2.91%			6.88%, 02/15/2023(f)	4,515	4,515
Voya Financial Inc			UPC Holding BV
5.65%, 05/15/2053(j)	45,717	45,831	5.50%, 01/15/2028(f)	7,740	7,817
3 Month USD LIBOR + 3.58%			Virgin Media Finance PLC
6.13%, 12/31/2049(i),(j)	6,630	6,895	5.75%, 01/15/2025(f)	6,172	6,303
US Treasury Yield Curve Rate T Note			6.00%, 10/15/2024(f)	2,940	3,043
Constant Maturity 5 Year + 3.36%			Virgin Media Secured Finance PLC
XLIT Ltd			5.25%, 01/15/2026(f)	3,965	4,033
5.05%, 12/31/2049(i)	12,160	11,826	Ziggo Bond Co BV
3 Month USD LIBOR + 2.46%			5.88%, 01/15/2025(f)	855	855
		$114,743	6.00%, 01/15/2027(f)	14,620	14,328
Internet - 1.16%			Ziggo BV
Netflix Inc			5.50%, 01/15/2027(f)	14,095	14,060
4.38%, 11/15/2026	14,505	14,342			$241,296
5.38%, 11/15/2029(f)	2,440	2,470	Metal Fabrication & Hardware - 0.23%
Zayo Group LLC / Zayo Capital Inc			Park-Ohio Industries Inc
6.00%, 04/01/2023	16,915	17,190	6.63%, 04/15/2027	6,640	6,640
		$34,002	Mining - 2.12%
Iron & Steel - 0.94%			Constellium NV
AK Steel Corp			5.88%, 02/15/2026(f)	2,070	2,101
6.38%, 10/15/2025	12,870	10,778	6.63%, 03/01/2025(f)	8,550	8,892
7.50%, 07/15/2023	5,570	5,709	First Quantum Minerals Ltd
7.63%, 10/01/2021	2,465	2,453	6.50%, 03/01/2024(f)	1,790	1,689
Commercial Metals Co			7.25%, 04/01/2023(f)	3,880	3,843
4.88%, 05/15/2023	8,468	8,553	7.50%, 04/01/2025(f)	4,635	4,479
		$27,493	Hudbay Minerals Inc
Leisure Products & Services - 0.43%			7.63%, 01/15/2025(f)	6,600	6,864
Silversea Cruise Finance Ltd			IAMGOLD Corp
7.25%, 02/01/2025(f)	11,655	12,544	7.00%, 04/15/2025(f)	20,355	20,762
Lodging - 1.53%			Midwest Vanadium Pty Ltd
Jack Ohio Finance LLC / Jack Ohio Finance 1			0.00%, 02/15/2018(a),(f)	10,465	37
Corp			Taseko Mines Ltd
6.75%, 11/15/2021(f)	15,360	15,840	8.75%, 06/15/2022(f)	11,715	11,261
MGM Resorts International			Teck Resources Ltd
5.50%, 04/15/2027	8,980	9,261	8.50%, 06/01/2024(f)	2,085	2,231
Wynn Las Vegas LLC / Wynn Las Vegas Capital					$62,159
Corp			Oil & Gas - 5.66%
5.25%, 05/15/2027(f)	15,135	14,775	Ascent Resources Utica Holdings LLC / ARU
5.50%, 03/01/2025(f)	5,050	5,113	Finance Corp
		$44,989	7.00%, 11/01/2026(f)	6,360	6,201
Machinery - Diversified - 0.48%			10.00%, 04/01/2022(f)	8,256	9,020
Cloud Crane LLC			Brazos Valley Longhorn LLC / Brazos Valley
10.13%, 08/01/2024(f)	13,095	14,077	Longhorn Finance Corp
			6.88%, 02/01/2025	10,535	10,588

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Packaging & Containers (continued)
Chesapeake Energy Corp			Flex Acquisition Co Inc
7.00%, 10/01/2024	$9,121	$9,015	6.88%, 01/15/2025(f)	$16,340	$15,237
Chesapeake Oil Op/Fin Escrow Shares			Reynolds Group Issuer Inc / Reynolds
0.00%, 11/15/2019(a),(b),(c)	11,835	—	Group Issuer LLC / Reynolds Group Issuer
CrownRock LP / CrownRock Finance Inc			(Luxembourg) S.A.
5.63%, 10/15/2025(f)	9,680	9,559	5.13%, 07/15/2023(f)	15,260	15,481
Endeavor Energy Resources LP / EER Finance			6.10%, 07/15/2021(f)	6,620	6,645
Inc			3 Month USD LIBOR + 3.50%
5.50%, 01/30/2026(f)	7,665	7,991	7.00%, 07/15/2024(f)	1,950	2,016
EP Energy LLC / Everest Acquisition Finance Inc					$105,860
7.75%, 05/15/2026(f)	14,700	13,083	Pharmaceuticals - 0.57%
Extraction Oil & Gas Inc			Bausch Health Americas Inc
7.38%, 05/15/2024(f)	6,600	5,940	8.50%, 01/31/2027(f)	12,710	13,846
Gulfport Energy Corp			Par Pharmaceutical Inc
6.38%, 05/15/2025	15,640	13,763	7.50%, 04/01/2027(f)	2,810	2,915
Jagged Peak Energy LLC					$16,761
5.88%, 05/01/2026	8,305	8,346	Pipelines - 2.69%
Nabors Industries Inc			Antero Midstream Partners LP / Antero
5.75%, 02/01/2025	8,415	7,658	Midstream Finance Corp
Oasis Petroleum Inc			5.38%, 09/15/2024	5,790	5,902
6.25%, 05/01/2026(f)	6,270	6,051	5.75%, 03/01/2027(f)	9,965	10,164
6.88%, 01/15/2023	235	235	Crestwood Midstream Partners LP / Crestwood
Sanchez Energy Corp			Midstream Finance Corp
7.25%, 02/15/2023(f)	4,840	4,078	5.63%, 05/01/2027(f)	14,640	14,585
Southwestern Energy Co			Hess Infrastructure Partners LP / Hess
7.75%, 10/01/2027	14,815	15,000	Infrastructure Partners Finance Corp
Sunoco LP / Sunoco Finance Corp			5.63%, 02/15/2026(f)	10,520	10,757
4.88%, 01/15/2023	10,615	10,787	NuStar Logistics LP
5.50%, 02/15/2026	8,170	8,313	5.63%, 04/28/2027	10,009	10,006
Ultra Resources Inc			Summit Midstream Holdings LLC / Summit
6.88%, 04/15/2022(f)	7,440	2,418	Midstream Finance Corp
Unit Corp			5.75%, 04/15/2025	8,665	7,994
6.63%, 05/15/2021	8,600	8,428	Targa Resources Partners LP / Targa Resources
Whiting Petroleum Corp			Partners Finance Corp
6.25%, 04/01/2023	4,215	4,310	5.88%, 04/15/2026	6,382	6,719
6.63%, 01/15/2026	5,475	5,466	6.50%, 07/15/2027(f)	9,407	10,077
		$166,250	6.88%, 01/15/2029(f)	2,667	2,880
Oil & Gas Services - 1.32%					$79,084
Archrock Partners LP / Archrock Partners Finance			Private Equity - 0.66%
Corp			Icahn Enterprises LP / Icahn Enterprises Finance
6.00%, 10/01/2022	7,955	8,015	Corp
6.88%, 04/01/2027(f)	1,330	1,385	5.88%, 02/01/2022	7,100	7,171
Calfrac Holdings LP			6.25%, 02/01/2022	5,585	5,754
8.50%, 06/15/2026(f)	8,080	6,707	6.38%, 12/15/2025	6,240	6,505
USA Compression Partners LP / USA					$19,430
Compression Finance Corp			Real Estate - 0.25%
6.88%, 04/01/2026	7,980	8,394	Forestar Group Inc
6.88%, 09/01/2027(f)	4,255	4,478	8.00%, 04/15/2024(f)	7,065	7,242
Weatherford International Ltd
4.50%, 04/15/2022	3,855	2,679	REITs - 1.43%
8.25%, 06/15/2023	5,345	3,688	Equinix Inc
9.88%, 02/15/2024	4,975	3,445	5.38%, 05/15/2027	255	270
		$38,791	5.88%, 01/15/2026	15,400	16,266
			Iron Mountain Inc
Packaging & Containers - 3.60%			4.38%, 06/01/2021(f)	6,430	6,470
Ardagh Packaging Finance PLC / Ardagh			5.25%, 03/15/2028(f)	385	379
Holdings USA Inc			Iron Mountain US Holdings Inc
6.00%, 02/15/2025(f)	13,865	13,969	5.38%, 06/01/2026(f)	9,655	9,559
7.25%, 05/15/2024(f)	5,010	5,278	MGM Growth Properties Operating Partnership
BWAY Holding Co			LP / MGP Finance Co-Issuer Inc
7.25%, 04/15/2025(f)	19,130	18,628	5.63%, 05/01/2024	8,640	9,061
Crown Americas LLC / Crown Americas Capital					$42,005
Corp V
4.25%, 09/30/2026	2,000	1,947	Retail - 1.34%
Crown Americas LLC / Crown Americas Capital			1011778 BC ULC / New Red Finance Inc
Corp VI			5.00%, 10/15/2025(f)	14,895	14,783
4.75%, 02/01/2026	8,490	8,628	Claire's Stores Escrow - GCB
Crown Cork & Seal Co Inc			0.00%, 03/15/2019(a),(b),(c)	6,962	—
7.38%, 12/15/2026	16,099	18,031

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Retail (continued)			Transportation (continued)
Golden Nugget Inc			Navios Maritime Acquisition Corp / Navios
6.75%, 10/15/2024(f)	$15,595	$15,946	Acquisition Finance US Inc
IRB Holding Corp			8.13%, 11/15/2021(f)		$31,710	$26,319
6.75%, 02/15/2026(f)	8,665	8,600	Navios Maritime Holdings Inc / Navios Maritime
		$39,329	Finance II US Inc
Savings & Loans - 0.00%			7.38%, 01/15/2022(f)		16,245	10,641
Washington Mutual Bank / Henderson NV			11.25%, 08/15/2022(f)		8,545	5,768
0.00%, 06/15/2011(a),(b),(c)	3,500	—	Navios South American Logistics Inc / Navios
0.00%, 01/15/2013(a)	3,000	—	Logistics Finance US Inc
0.00%, 01/15/2015(a)	2,000	—	7.25%, 05/01/2022(f)		8,470	7,771
3 Month USD LIBOR + 0.65%						$57,541
		$—	Trucking & Leasing - 1.40%
Semiconductors - 0.41%			Avolon Holdings Funding Ltd
Sensata Technologies UK Financing Co PLC			4.38%, 05/01/2026(f)		6,250	6,213
6.25%, 02/15/2026(f)	11,500	12,147	5.13%, 10/01/2023(f)		4,080	4,229
Software - 0.19%			5.25%, 05/15/2024(f)		10,225	10,669
Epicor Software Corp			5.50%, 01/15/2023(f)		1,115	1,165
9.84%, 06/30/2023(f)	5,658	5,664	DAE Funding LLC
3 Month USD LIBOR + 7.25%			4.50%, 08/01/2022(f)		5,235	5,288
Telecommunications - 7.30%			5.75%, 11/15/2023(f)		8,890	9,312
Altice France SA/France			Park Aerospace Holdings Ltd
8.13%, 02/01/2027(f)	9,145	9,557	5.50%, 02/15/2024(f)		4,040	4,259
Embarq Corp						$41,135
8.00%, 06/01/2036	12,430	12,259	TOTAL BONDS			$2,459,273
Frontier Communications Corp				Principal
8.50%, 04/01/2026(f)	20,540	19,359	CONVERTIBLE BONDS - 0.00%	Amount (000's) Value (000's)
11.00%, 09/15/2025	12,760	8,262	Food - 0.00%
GTT Communications Inc			Fresh Express Delivery Holding Group Co Ltd
7.88%, 12/31/2024(f)	8,560	8,068	0.00%, 11/09/2009(a),(b),(c)	HKD	46,500	—
Intelsat Jackson Holdings SA			0.00%, 10/18/2010(a),(b),(c)	CNY	245,000	—
5.50%, 08/01/2023	16,140	14,607				$—
8.00%, 02/15/2024(f)	3,235	3,377	TOTAL CONVERTIBLE BONDS			$—
Intelsat Luxembourg SA			SENIOR FLOATING RATE INTERESTS	Principal
7.75%, 06/01/2021	5,955	5,538	- 11.50%	Amount (000's) Value (000's)
Level 3 Financing Inc			Automobile Manufacturers - 0.45%
5.13%, 05/01/2023	4,440	4,486	Navistar Financial Corp
5.38%, 01/15/2024	6,895	6,981	6.25%, 07/30/2025(l)		$7,696	$7,696
Level 3 Parent LLC			US LIBOR + 3.75%
5.75%, 12/01/2022	5,470	5,516	Navistar Inc
Sprint Capital Corp			5.70%, 11/06/2024(l)		5,431	5,429
8.75%, 03/15/2032	6,850	7,192	US LIBOR + 3.50%
Sprint Communications Inc						$13,125
6.00%, 11/15/2022	13,755	13,841	Automobile Parts & Equipment - 0.51%
7.00%, 08/15/2020	7,000	7,263	Panther BF Aggregator 2 LP
Sprint Corp			0.00%, 03/18/2026(l),(m)		15,000	15,047
7.13%, 06/15/2024	8,840	8,859	US LIBOR + 3.50%
7.63%, 03/01/2026	3,110	3,110	Chemicals - 0.18%
7.88%, 09/15/2023	14,995	15,620	Emerald Performance Materials LLC
Telecom Italia Capital SA			10.23%, 08/01/2022(l)		5,505	5,395
6.38%, 11/15/2033	3,120	3,033	US LIBOR + 6.75%
Telecom Italia SpA/Milano			Commercial Services - 0.72%
5.30%, 05/30/2024(f)	13,065	13,016	Garda World Security Corp
T-Mobile USA Inc			6.12%, 05/24/2024(l)		4,012	4,002
4.00%, 04/15/2022	1,740	1,757	US LIBOR + 3.50%
4.50%, 02/01/2026	3,515	3,530	Refinitiv US Holdings Inc
5.13%, 04/15/2025	13,770	14,183	6.23%, 09/18/2025(l)		17,491	17,295
6.00%, 04/15/2024	300	312	US LIBOR + 3.75%
6.50%, 01/15/2024	4,025	4,166				$21,297
6.50%, 01/15/2026	11,120	11,895	Computers - 0.49%
Wind Tre SpA			McAfee LLC
5.00%, 01/20/2026(f)	9,495	8,678	10.98%, 09/29/2025(l)		14,234	14,377
		$214,465	US LIBOR + 8.50%
Transportation - 1.96%			Consumer Products - 0.18%
Eletson Holdings Inc / Eletson Finance US LLC /			Prestige Brands Inc
Agathonissos Finance LLC			4.48%, 01/26/2024(l)		5,349	5,332
0.00%, 01/15/2022(a),(g)	18,905	7,042	US LIBOR + 2.00%

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Diversified Financial Services - 0.50%			Miscellaneous Manufacturers - 0.12%
Russell Investments US Institutional Holdco Inc			Hexion International Holdings BV
5.85%, 06/01/2023(l)	$14,741	$14,697	5.35%, 10/12/2020(l)	$3,500	$3,504
US LIBOR + 3.25%			US LIBOR + 2.75%
Electrical Components & Equipment - 0.04%			Oil & Gas - 0.62%
Energizer Holdings Inc			California Resources Corp
4.75%, 12/17/2025(l)	1,117	1,117	7.23%, 12/31/2022(l)	7,570	7,324
US LIBOR + 2.25%			US LIBOR + 4.75%
Entertainment - 0.75%			12.85%, 12/31/2021(l)	10,680	10,967
CCM Merger Inc			US LIBOR + 10.37%
4.73%, 08/06/2021(l)	6,193	6,190			$18,291
US LIBOR + 2.25%			Packaging & Containers - 0.07%
Eldorado Resorts Inc			BWAY Holding Co
4.75%, 04/17/2024(l)	10,910	10,892	0.00%, 04/03/2024(l),(m)	2,055	2,028
US LIBOR + 2.25%			US LIBOR + 3.25%
Lions Gate Capital Holdings LLC			Pharmaceuticals - 1.68%
4.73%, 03/24/2025(l)	4,891	4,863	Bausch Health Americas Inc
US LIBOR + 2.25%			5.22%, 11/14/2025(l)	10,502	10,507
		$21,945	US LIBOR + 2.75%
Environmental Control - 0.19%			5.47%, 05/19/2025(l)	24,162	24,258
Filtration Group Corp			US LIBOR + 3.00%
5.48%, 03/31/2025(l)	5,429	5,439	Endo International PLC
US LIBOR + 3.00%			6.75%, 04/29/2024(l)	14,780	14,595
Food - 0.10%			US LIBOR + 4.25%
Post Holdings Inc					$49,360
4.49%, 05/24/2024(l)	2,857	2,857	Retail - 0.88%
US LIBOR + 2.00%			Academy Ltd
Healthcare - Products - 0.21%			6.49%, 07/01/2022(l)	11,621	8,610
Agiliti Health Inc			US LIBOR + 4.00%
5.56%, 01/04/2026(l)	1,400	1,397	Claire's Stores Inc
US LIBOR + 3.00%			0.75%, 10/12/2022(l)	192	190
Kinetic Concepts Inc			US LIBOR + 7.50%
5.85%, 02/02/2024(l)	4,780	4,790	9.94%, 10/12/2038(l)	638	926
US LIBOR + 3.25%			US LIBOR + 7.50%
		$6,187	IRB Holding Corp
Healthcare - Services - 0.91%			5.72%, 01/17/2025(l)	4,144	4,132
MPH Acquisition Holdings LLC			US LIBOR + 3.25%
5.35%, 06/07/2023(l)	11,917	11,793	PetSmart Inc
US LIBOR + 3.00%			6.73%, 03/11/2022(l)	12,605	12,128
RegionalCare Hospital Partners Holdings Inc			US LIBOR + 3.00%
6.99%, 11/14/2025(l)	14,748	14,808			$25,986
US LIBOR + 4.50%			Telecommunications - 1.46%
		$26,601	Avaya Inc
Insurance - 0.72%			6.72%, 12/16/2024(l)	15,929	15,959
Asurion LLC			US LIBOR + 4.25%
5.48%, 11/03/2023(l)	5,150	5,163	CommScope Inc
US LIBOR + 3.00%			5.73%, 02/06/2026(l)	8,500	8,566
8.98%, 08/04/2025(l)	2,085	2,124	US LIBOR + 3.25%
US LIBOR + 6.50%			Level 3 Parent LLC
Genworth Holdings Inc			4.67%, 02/22/2024(l)	5,125	5,126
6.99%, 03/07/2023(l)	13,749	13,852	US LIBOR + 2.25%
US LIBOR + 4.50%			Maxar Technologies Ltd
		$21,139	5.24%, 10/05/2024(l)	16,621	13,363
Lodging - 0.28%			US LIBOR + 2.75%
Golden Nugget LLC					$43,014
5.23%, 10/04/2023(l)	1,664	1,665	Trucking & Leasing - 0.33%
US LIBOR + 2.75%			Avolon TLB Borrower 1 US LLC
Marriott Ownership Resorts Inc			4.49%, 01/15/2025(l)	9,748	9,743
4.73%, 08/29/2025(l)	6,454	6,460	US LIBOR + 2.00%
US LIBOR + 2.25%			TOTAL SENIOR FLOATING RATE INTERESTS		$337,802
		$8,125
Media - 0.11%
CSC Holdings LLC
4.97%, 01/25/2026(l)	3,203	3,196
US LIBOR + 2.50%

See accompanying notes.

Schedule of Investments High Yield Fund April 30, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT		Principal		(h)	Payment in kind; the issuer has the option of paying additional securities in
AGENCY OBLIGATIONS - 0.84%		Amount (000's)	Value (000's)	lieu of cash.
U.S. Treasury Bill - 0.84%				(i)	Perpetual security. Perpetual securities pay an indefinite stream of interest,
	2.53%, 01/02/2020(n)	$ 25,000 $	24,601	but they may be called by the issuer at an earlier date. Date shown, if any,
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY				reflects the next call date or final legal maturity date. Rate shown is as of
OBLIGATIONS			$24,601	period end.
Total Investments			$2,918,539	(j)	Rate shown is as of period end. The rate may be a variable or floating rate or
Other Assets and Liabilities - 0.64%			18,858	a fixed rate which may convert to a variable or floating rate in the future.
TOTAL NET ASSETS - 100.00%			$2,937,397	(k) Security purchased on a when-issued basis.
				(l)	Rate information disclosed is based on an average weighted rate of the
				underlying tranches as of period end.
(a)	Non-income producing security			(m)	This Senior Floating Rate Note will settle after April 30, 2019, at which time
(b)	The value of these investments was determined using significant unobservable			the interest rate will be determined.
	inputs.			(n) Rate shown is the discount rate of the original purchase.
(c)	Fair value of these investments is determined in good faith by the Manager
	under procedures established and periodically reviewed by the Board of
	Directors. Certain inputs used in the valuation may be unobservable; however,			Portfolio Summary (unaudited)
	each security is evaluated individually for purposes of ASC 820 which results			Sector	Percent
	in not all securities being identified as Level 3 of the fair value hierarchy. At			Communications	18.24%
	the end of the period, the fair value of these securities totaled $7,361 or 0.25%			Consumer, Non-cyclical	15.85%
	of net assets.			Consumer, Cyclical	15.00%
(d)	Affiliated Security. Security is either an affiliate (and registered under the			Financial	13.19%
	Investment Company Act of 1940) or an affiliate as defined by the Investment			Industrial	11.73%
	Company Act of 1940 (controls 5.0% or more of the outstanding voting			Energy	10.98%
	shares of the security). Please see affiliated sub-schedule for transactional			Basic Materials	6.30%
	information.			Money Market Funds	2.66%
(e)	Current yield shown is as of period end.			Technology	2.57%
(f)	Security exempt from registration under Rule 144A of the Securities Act of			Utilities	2.00%
	1933. These securities may be resold in transactions exempt from registration,			Government	0.84%
	normally to qualified institutional buyers. At the end of the period, the value of			Other Assets and Liabilities	0.64%
	these securities totaled $1,393,978 or 47.46% of net assets.			TOTAL NET ASSETS	100.00%
(g)	Certain variable rate securities are not based on a published reference rate
	and spread but are determined by the issuer or agent and are based on current
	market conditions. These securities do not indicate a reference rate and
	spread in their description. Rate shown is the rate in effect as of period end.

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$12,827	$495,551	$430,342	$78,036
			$12,827	$495,551	$430,342	$78,036

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$799	$	— $		— $	—
	$799	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2019 (unaudited)

COMMON STOCKS - 0.07%	Shares Held Value (000's)			Principal
Distribution & Wholesale - 0.07%			BONDS (continued)	Amount (000’s) Value (000’s)
ATD New Holdings Inc (a),(b),(c)	101,514	$2,525	Aerospace & Defense (continued)
Electric - 0.00%			TransDigm Inc (continued)
Vistra Energy Corp - Rights (a),(b),(c)	164,087	—	6.50%, 05/15/2025	$1,554	$1,570
Oil & Gas - 0.00%			TransDigm UK Holdings PLC
Sabine Oil & Gas Holdings Inc	246	7	6.88%, 05/15/2026(g)	625	628
Sabine Oil & Gas Holdings Inc - Warrants (a)	759	3	Triumph Group Inc
Sabine Oil & Gas Holdings Inc - Warrants (a)	172	—	4.88%, 04/01/2021	550	542
		$10	5.25%, 06/01/2022	2,255	2,227
Retail - 0.00%			7.75%, 08/15/2025	1,331	1,328
Neebo, Inc - Warrants (a),(d)	3,508	—			$48,270
Neebo, Inc - Warrants (a),(d)	7,519	—	Agriculture - 0.08%
		$—	Darling Ingredients Inc
Telecommunications - 0.00%			5.25%, 04/15/2027(g)	685	697
Goodman Networks Inc (a),(b),(c)	15,207	—	5.38%, 01/15/2022	575	582
TOTAL COMMON STOCKS		$2,535	Pyxus International Inc
INVESTMENT COMPANIES - 1.98%	Shares Held Value (000's)		9.88%, 07/15/2021	200	178
			Vector Group Ltd
Money Market Funds - 1.98%			6.13%, 02/01/2025(g)	1,000	898
Principal Government Money Market Fund	69,870,147	69,870	10.50%, 11/01/2026(g)	385	364
2.38%(e),(f)					$2,719
TOTAL INVESTMENT COMPANIES		$69,870
PREFERRED STOCKS - 0.00%	Shares Held Value (000's)		Airlines - 0.12%
			Air Canada
Telecommunications - 0.00%			7.75%, 04/15/2021(g)	250	267
Goodman Networks Inc 0.00% (a),(b),(c)	18,092	$5	American Airlines Group Inc
TOTAL PREFERRED STOCKS		$5	4.63%, 03/01/2020(g)	300	302
	Principal		UAL 2007-1 Pass Through Trust
BONDS - 84.73%	Amount (000's) Value (000's)		6.64%, 01/02/2024	221	233
Advertising - 0.40%			United Continental Holdings Inc
Acosta Inc			4.25%, 10/01/2022	500	504
7.75%, 10/01/2022(g)	$1,980	$307	5.00%, 02/01/2024	1,737	1,787
Lamar Media Corp			6.00%, 12/01/2020	1,009	1,050
5.00%, 05/01/2023	1,470	1,488	Virgin Australia Holdings Ltd
5.38%, 01/15/2024	1,011	1,035	7.88%, 10/15/2021(g)	200	205
5.75%, 02/01/2026	1,851	1,944			$4,348
MDC Partners Inc			Apparel - 0.12%
6.50%, 05/01/2024(g)	450	380	Hanesbrands Inc
Outfront Media Capital LLC / Outfront Media			4.63%, 05/15/2024(g)	1,045	1,055
Capital Corp			4.88%, 05/15/2026(g)	1,250	1,252
5.25%, 02/15/2022	980	992	Levi Strauss & Co
5.63%, 02/15/2024	2,779	2,863	5.00%, 05/01/2025	150	154
5.88%, 03/15/2025	4,780	4,942	Under Armour Inc
		$13,951	3.25%, 06/15/2026	500	461
Aerospace & Defense - 1.37%			William Carter Co/The
Arconic Inc			5.63%, 03/15/2027(g)	1,175	1,215
5.13%, 10/01/2024	1,655	1,707	Wolverine World Wide Inc
5.40%, 04/15/2021	295	304	5.00%, 09/01/2026(g)	80	78
5.87%, 02/23/2022	1,148	1,205			$4,215
5.90%, 02/01/2027	335	354	Automobile Manufacturers - 0.72%
5.95%, 02/01/2037	771	776	Allison Transmission Inc
6.15%, 08/15/2020	125	129	4.75%, 10/01/2027(g)	25	25
6.75%, 01/15/2028	876	935	5.00%, 10/01/2024(g)	1,500	1,517
BBA US Holdings Inc			Aston Martin Capital Holdings Ltd
5.38%, 05/01/2026(g)	2,705	2,772	6.50%, 04/15/2022(g)	1,674	1,657
Bombardier Inc			BCD Acquisition Inc
5.75%, 03/15/2022(g)	300	303	9.63%, 09/15/2023(g)	12,828	13,630
6.00%, 10/15/2022(g)	1,450	1,451	Fiat Chrysler Automobiles NV
6.13%, 01/15/2023(g)	1,512	1,514	4.50%, 04/15/2020	1,900	1,914
7.50%, 12/01/2024(g)	400	407	5.25%, 04/15/2023	1,867	1,946
7.50%, 03/15/2025(g)	1,768	1,775	General Motors Co
7.88%, 04/15/2027(g)	2,000	2,012	0.00%, 12/01/2020(a),(b),(c),(d)	25	—
Moog Inc			0.00%, 12/01/2020(a),(b),(c),(d)	50	—
5.25%, 12/01/2022(g)	30	30	0.00%, 07/15/2023(a),(b),(c),(d)	1,000	—
Pioneer Holdings LLC / Pioneer Finance Corp			0.00%, 09/01/2025(a),(b),(c),(d)	700	—
9.00%, 11/01/2022(g)	100	102	0.00%, 05/01/2028(a),(b),(c),(d)	150	—
TransDigm Inc			0.00%, 03/06/2032(a),(b),(c),(d)	75	—
6.00%, 07/15/2022	1,378	1,397	0.00%, 07/15/2033(a),(b),(c),(d)	100	—
6.25%, 03/15/2026(g)	9,860	10,266	0.00%, 07/15/2033(a),(b),(c),(d)	5,050	—
6.38%, 06/15/2026	12,023	12,053	0.00%, 03/15/2036(a),(b),(c),(d)	725	—
6.50%, 07/15/2024	2,451	2,483

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Manufacturers (continued)			Banks (continued)
Jaguar Land Rover Automotive PLC			Freedom Mortgage Corp
4.50%, 10/01/2027(g)	$960	$792	8.25%, 04/15/2025(g)	$900	$799
Navistar International Corp			Intesa Sanpaolo SpA
6.63%, 11/01/2025(g)	1,600	1,630	5.02%, 06/26/2024(g)	1,750	1,689
Tesla Inc			5.71%, 01/15/2026(g)	1,200	1,172
5.30%, 08/15/2025(g)	1,930	1,650	RBS Capital Trust II
Wabash National Corp			6.43%, 12/29/2049(k),(l)	150	188
5.50%, 10/01/2025(g)	792	753	3 Month USD LIBOR + 1.94%
		$25,514	Royal Bank of Scotland Group PLC
Automobile Parts & Equipment - 0.68%			7.65%, 08/29/2049(k),(l)	700	886
Adient Global Holdings Ltd			3 Month USD LIBOR + 2.50%
4.88%, 08/15/2026(g)	1,500	1,219	Standard Chartered PLC
American Axle & Manufacturing Inc			7.01%, 07/29/2049(g),(k),(l)	600	648
6.25%, 04/01/2025	1,083	1,089	3 Month USD LIBOR + 1.46%
6.25%, 03/15/2026	649	649	Synovus Financial Corp
6.50%, 04/01/2027	802	808	5.75%, 12/15/2025(l)	500	512
6.63%, 10/15/2022	134	137	3 Month USD LIBOR + 4.18%
Cooper-Standard Automotive Inc			UniCredit SpA
5.63%, 11/15/2026(g)	626	576	5.86%, 06/19/2032(g),(l)	1,250	1,166
Dana Financing Luxembourg Sarl			USD Swap Rate NY 5 Year + 3.70%
5.75%, 04/15/2025(g)	910	928			$32,349
6.50%, 06/01/2026(g)	537	562	Beverages - 0.07%
Dana Inc			Cott Holdings Inc
6.00%, 09/15/2023	6	6	5.50%, 04/01/2025(g)	2,505	2,536
Delphi Technologies PLC			Biotechnology - 0.04%
5.00%, 10/01/2025(g)	1,150	1,055	Sotera Health Topco Inc
Goodyear Tire & Rubber Co/The			8.13%, PIK 8.88%, 11/01/2021(g),(h),(i)	1,310	1,310
4.88%, 03/15/2027	955	904	Building Materials - 0.59%
5.00%, 05/31/2026	700	680	American Woodmark Corp
5.13%, 11/15/2023	3,035	3,079	4.88%, 03/15/2026(g)	1,000	991
IHO Verwaltungs GmbH			BMC East LLC
4.13%, PIK 4.88%, 09/15/2021(g),(h),(i)	200	201	5.50%, 10/01/2024(g)	240	241
4.50%, PIK 5.25%, 09/15/2023(g),(h),(i)	4,620	4,665	Boise Cascade Co
4.75%, PIK 5.50%, 09/15/2026(g),(h),(i)	950	921	5.63%, 09/01/2024(g)	165	165
Meritor Inc			CPG Merger Sub LLC
6.25%, 02/15/2024	69	71	8.00%, 10/01/2021(g)	910	928
Panther BF Aggregator 2 LP / Panther Finance			Griffon Corp
Co Inc			5.25%, 03/01/2022	720	720
8.50%, 05/15/2027(g)	2,000	2,068	James Hardie International Finance DAC
Tenneco Inc			5.00%, 01/15/2028(g)	700	682
5.00%, 07/15/2026	434	353	JELD-WEN Inc
Truck Hero Inc			4.63%, 12/15/2025(g)	3,055	2,910
8.50%, 04/21/2024(g),(j)	4,010	4,040	4.88%, 12/15/2027(g)	371	354
		$24,011	Louisiana-Pacific Corp
Banks - 0.92%			4.88%, 09/15/2024	6	6
Barclays PLC			Masonite International Corp
4.38%, 09/11/2024	2,700	2,721	5.63%, 03/15/2023(g)	951	972
4.84%, 05/09/2028	2,550	2,557	5.75%, 09/15/2026(g)	1,820	1,861
5.20%, 05/12/2026	2,300	2,380	NCI Building Systems Inc
CIT Group Inc			8.00%, 04/15/2026(g)	1,175	1,096
4.13%, 03/09/2021	875	887	Norbord Inc
4.75%, 02/16/2024	3,335	3,439	6.25%, 04/15/2023(g)	41	43
5.00%, 08/15/2022	6,756	7,026	Northwest Hardwoods Inc
5.00%, 08/01/2023	905	944	7.50%, 08/01/2021(g)	223	127
5.25%, 03/07/2025	1,475	1,569	Omnimax International Inc
Citizens Financial Group Inc			12.00%, 08/15/2020(g)	100	101
5.50%, 12/31/2049(k),(l)	250	251	Standard Industries Inc/NJ
3 Month USD LIBOR + 3.96%			4.75%, 01/15/2028(g)	536	514
Deutsche Bank AG			5.00%, 02/15/2027(g)	1,150	1,130
4.30%, 05/24/2028(l)	750	682	5.38%, 11/15/2024(g)	1,275	1,299
USD Swap Semi-Annual 5 Year + 2.25%			5.50%, 02/15/2023(g)	1,400	1,421
4.50%, 04/01/2025	1,275	1,194	6.00%, 10/15/2025(g)	765	799
Deutsche Bank AG/New York NY			Summit Materials LLC / Summit Materials
4.88%, 12/01/2032(l)	645	551	Finance Corp
USD Swap Rate NY 5 Year + 2.55%			5.13%, 06/01/2025(g)	508	505
Dresdner Funding Trust I			6.13%, 07/15/2023	755	768
8.15%, 06/30/2031(g)	850	1,088	US Concrete Inc
			6.38%, 06/01/2024	698	717

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Building Materials (continued)			Chemicals (continued)
USG Corp			TPC Group Inc
4.88%, 06/01/2027(g)	$1,100	$1,111	8.75%, 12/15/2020(g)	$550	$544
5.50%, 03/01/2025(g)	1,415	1,433	Trinseo Materials Operating SCA / Trinseo
		$20,894	Materials Finance Inc
Chemicals - 1.90%			5.38%, 09/01/2025(g)	1,018	990
Ashland LLC			Tronox Finance PLC
4.75%, 08/15/2022	405	414	5.75%, 10/01/2025(g)	380	371
6.88%, 05/15/2043	850	907	Tronox Inc
Axalta Coating Systems LLC			6.50%, 04/15/2026(g)	1,075	1,084
4.88%, 08/15/2024(g)	1,380	1,386	Valvoline Inc
Blue Cube Spinco LLC			4.38%, 08/15/2025	323	313
9.75%, 10/15/2023	875	978	5.50%, 07/15/2024	450	461
10.00%, 10/15/2025	1,038	1,181	Venator Finance Sarl / Venator Materials LLC
CF Industries Inc			5.75%, 07/15/2025(g)	15	14
3.45%, 06/01/2023	1,575	1,542	Versum Materials Inc
4.95%, 06/01/2043	1,000	877	5.50%, 09/30/2024(g)	360	383
5.15%, 03/15/2034	687	665	WR Grace & Co-Conn
5.38%, 03/15/2044	2,116	1,936	5.13%, 10/01/2021(g)	4,200	4,347
7.13%, 05/01/2020	313	325	5.63%, 10/01/2024(g)	60	64
Chemours Co/The					$66,775
5.38%, 05/15/2027	592	591	Coal - 0.76%
6.63%, 05/15/2023	1,052	1,090	Alliance Resource Operating Partners LP /
7.00%, 05/15/2025	870	920	Alliance Resource Finance Corp
Consolidated Energy Finance SA			7.50%, 05/01/2025(g)	61	64
6.88%, 06/15/2025(g)	300	309	CONSOL Energy Inc
Cornerstone Chemical Co			11.00%, 11/15/2025(g)	295	333
6.75%, 08/15/2024(g)	14,087	13,699	Foresight Energy LLC / Foresight Energy Finance
CVR Partners LP / CVR Nitrogen Finance Corp			Corp
9.25%, 06/15/2023(g)	300	314	11.50%, 04/01/2023(g)	28,790	22,312
Element Solutions Inc			Peabody Energy Corp
5.88%, 12/01/2025(g)	4,795	4,909	6.00%, 03/31/2022(g)	461	468
GCP Applied Technologies Inc			6.38%, 03/31/2025(g)	1,100	1,092
5.50%, 04/15/2026(g)	600	608	SunCoke Energy Partners LP / SunCoke Energy
HB Fuller Co			Partners Finance Corp
4.00%, 02/15/2027	350	315	7.50%, 06/15/2025(g)	1,850	1,866
Hexion Inc			Warrior Met Coal Inc
0.00%, 04/15/2020(a)	1,316	1,043	8.00%, 11/01/2024(g)	685	717
INEOS Group Holdings SA					$26,852
5.63%, 08/01/2024(g)	4,195	4,216	Commercial Services - 2.78%
Kraton Polymers LLC / Kraton Polymers Capital			ACE Cash Express Inc
Corp			12.00%, 12/15/2022(g)	3	3
7.00%, 04/15/2025(g)	900	930	Ahern Rentals Inc
Momentive Performance Materials Inc			7.38%, 05/15/2023(g)	155	138
3.88%, 10/24/2021	1,095	1,214	AMN Healthcare Inc
NOVA Chemicals Corp			5.13%, 10/01/2024(g)	423	425
4.88%, 06/01/2024(g)	2,805	2,742	Aptim Corp
5.00%, 05/01/2025(g)	2,100	2,042	7.75%, 06/15/2025(g)	300	225
5.25%, 08/01/2023(g)	1,035	1,043	APX Group Inc
5.25%, 06/01/2027(g)	1,260	1,238	7.63%, 09/01/2023	200	175
Nufarm Australia Ltd / Nufarm Americas Inc			7.88%, 12/01/2022	2,150	2,145
5.75%, 04/30/2026(g)	600	558	8.75%, 12/01/2020	825	813
OCI NV			Atento Luxco 1 SA
6.63%, 04/15/2023(g)	1,075	1,120	6.13%, 08/10/2022(g)	100	101
Olin Corp			Avis Budget Car Rental LLC / Avis Budget
5.00%, 02/01/2030	620	614	Finance Inc
5.13%, 09/15/2027	572	580	5.25%, 03/15/2025(g)	3,466	3,440
PolyOne Corp			5.50%, 04/01/2023	870	886
5.25%, 03/15/2023	855	887	6.38%, 04/01/2024(g)	118	123
PQ Corp			Brink's Co/The
6.75%, 11/15/2022(g)	2,575	2,665	4.63%, 10/15/2027(g)	1,100	1,061
Rain CII Carbon LLC / CII Carbon Corp			Cimpress NV
7.25%, 04/01/2025(g)	1,432	1,353	7.00%, 06/15/2026(g)	1,300	1,284
Rayonier AM Products Inc			Emeco Pty Ltd
5.50%, 06/01/2024(g)	840	802	9.25%, 03/31/2022	400	427
SPCM SA			Flexi-Van Leasing Inc
4.88%, 09/15/2025(g)	850	831	10.00%, 02/15/2023(g)	400	356
Starfruit Finco BV / Starfruit US Holdco LLC			Garda World Security Corp
8.00%, 10/01/2026(g)	1,325	1,360	8.75%, 05/15/2025(g)	1,600	1,508

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Commercial Services (continued)			Commercial Services (continued)
Gartner Inc			WEX Inc
5.13%, 04/01/2025(g)	$1,630	$1,669	4.75%, 02/01/2023(g)	$575	$577
Graham Holdings Co					$97,890
5.75%, 06/01/2026(g)	29	30	Computers - 1.36%
Herc Rentals Inc			Banff Merger Sub Inc
7.50%, 06/01/2022(g)	469	488	9.75%, 09/01/2026(g)	2,700	2,707
7.75%, 06/01/2024(g)	541	575	Booz Allen Hamilton Inc
Hertz Corp/The			5.13%, 05/01/2025(g)	174	176
5.50%, 10/15/2024(g)	7,490	6,404	Dell Inc
5.88%, 10/15/2020	466	466	4.63%, 04/01/2021	500	508
6.25%, 10/15/2022	300	291	5.40%, 09/10/2040	150	134
7.38%, 01/15/2021	200	200	6.50%, 04/15/2038	674	683
7.63%, 06/01/2022(g)	2,510	2,590	Dell International LLC / EMC Corp
Jaguar Holding Co II / Pharmaceutical Product			5.88%, 06/15/2021(g)	2,155	2,195
Development LLC			7.13%, 06/15/2024(g)	2,365	2,502
6.38%, 08/01/2023(g)	1,613	1,645	EMC Corp
Laureate Education Inc			2.65%, 06/01/2020	2,642	2,628
8.25%, 05/01/2025(g)	2,628	2,845	3.38%, 06/01/2023	415	405
Matthews International Corp			Everi Payments Inc
5.25%, 12/01/2025(g)	255	249	7.50%, 12/15/2025(g)	7	7
Midas Intermediate Holdco II LLC / Midas			Exela Intermediate LLC / Exela Finance Inc
Intermediate Holdco II Finance Inc			10.00%, 07/15/2023(g)	735	741
7.88%, 10/01/2022(g)	3,550	3,266	GCI LLC
NESCO LLC / NESCO Finance Corp			6.88%, 04/15/2025	800	838
6.88%, 02/15/2021(g)	635	632	Harland Clarke Holdings Corp
Nielsen Co Luxembourg SARL/The			8.38%, 08/15/2022(g)	914	811
5.00%, 02/01/2025(g)	4,039	3,978	9.25%, 03/01/2021(g)	815	833
5.50%, 10/01/2021(g)	650	653	Leidos Holdings Inc
Nielsen Finance LLC / Nielsen Finance Co			4.45%, 12/01/2020	1,000	1,013
4.50%, 10/01/2020	3,275	3,275	5.95%, 12/01/2040	345	339
5.00%, 04/15/2022(g)	4,652	4,621	Leidos Inc
Prime Security Services Borrower LLC / Prime			5.50%, 07/01/2033	100	90
Finance Inc			NCR Corp
9.25%, 05/15/2023(g)	1,309	1,380	4.63%, 02/15/2021	100	99
Refinitiv US Holdings Inc			5.00%, 07/15/2022	3,100	3,104
8.25%, 11/15/2026(g)	1,950	1,976	5.88%, 12/15/2021	285	287
Rent-A-Center Inc/TX			6.38%, 12/15/2023	1,700	1,747
4.75%, 05/01/2021	129	128	West Corp
6.63%, 11/15/2020	319	320	8.50%, 10/15/2025(g)	20,565	18,123
Ritchie Bros Auctioneers Inc			Western Digital Corp
5.38%, 01/15/2025(g)	4,560	4,685	4.75%, 02/15/2026	8,140	7,855
RR Donnelley & Sons Co					$47,825
6.00%, 04/01/2024	55	55	Consumer Products - 0.43%
7.88%, 03/15/2021	283	292	ACCO Brands Corp
Service Corp International/US			5.25%, 12/15/2024(g)	316	313
4.63%, 12/15/2027	450	453	Central Garden & Pet Co
5.38%, 01/15/2022	375	378	5.13%, 02/01/2028	642	610
5.38%, 05/15/2024	5,255	5,394	6.13%, 11/15/2023	2,325	2,430
8.00%, 11/15/2021	370	403	Kronos Acquisition Holdings Inc
ServiceMaster Co LLC/The			9.00%, 08/15/2023(g)	651	581
5.13%, 11/15/2024(g)	4,420	4,464	Prestige Brands Inc
Team Health Holdings Inc			5.38%, 12/15/2021(g)	525	528
6.38%, 02/01/2025(g)	17,964	15,270	6.38%, 03/01/2024(g)	4,290	4,429
United Rentals North America Inc			Spectrum Brands Inc
4.63%, 07/15/2023	740	752	5.75%, 07/15/2025	4,810	4,920
4.63%, 10/15/2025	584	580	6.13%, 12/15/2024	1,310	1,346
4.88%, 01/15/2028	2,015	2,000			$15,157
5.50%, 07/15/2025	1,777	1,840	Cosmetics & Personal Care - 0.33%
5.50%, 05/15/2027	905	932	Avon International Operations Inc
5.75%, 11/15/2024	3,540	3,644	7.88%, 08/15/2022(g)	160	166
5.88%, 09/15/2026	2,060	2,153	Avon Products Inc
6.50%, 12/15/2026	1,075	1,150	6.60%, 03/15/2020	377	383
Verscend Escrow Corp			7.00%, 03/15/2023	6	6
9.75%, 08/15/2026(g)	1,950	2,062	8.95%, 03/15/2043	200	198
Weight Watchers International Inc			Coty Inc
8.63%, 12/01/2025(g)	17	15	6.50%, 04/15/2026(g)	1,033	1,019

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Cosmetics & Personal Care (continued)			Diversified Financial Services (continued)
Edgewell Personal Care Co			LPL Holdings Inc
4.70%, 05/19/2021	$250	$255	5.75%, 09/15/2025(g)	$7,444	$7,575
4.70%, 05/24/2022	3,685	3,805	Nationstar Mortgage Holdings Inc
First Quality Finance Co Inc			8.13%, 07/15/2023(g)	1,650	1,662
4.63%, 05/15/2021(g)	695	693	9.13%, 07/15/2026(g)	875	877
5.00%, 07/01/2025(g)	1,265	1,259	Nationstar Mortgage LLC / Nationstar Capital
High Ridge Brands Co			Corp
8.88%, 03/15/2025(g)	4,938	2,049	6.50%, 07/01/2021	660	661
Revlon Consumer Products Corp			Navient Corp
5.75%, 02/15/2021	1,813	1,632	4.88%, 06/17/2019	4,769	4,776
		$11,465	5.00%, 10/26/2020	1,392	1,411
Distribution & Wholesale - 0.55%			5.63%, 08/01/2033	122	98
American Builders & Contractors Supply Co Inc			5.88%, 03/25/2021	3,440	3,556
5.75%, 12/15/2023(g)	2,740	2,839	5.88%, 10/25/2024	2,115	2,126
5.88%, 05/15/2026(g)	450	463	6.13%, 03/25/2024	1,100	1,125
Core & Main LP			6.50%, 06/15/2022	1,900	2,002
6.13%, 08/15/2025(g)	1,000	993	6.63%, 07/26/2021	2,720	2,849
Global Partners LP / GLP Finance Corp			6.75%, 06/25/2025	1,250	1,275
6.25%, 07/15/2022	530	534	6.75%, 06/15/2026	2,480	2,499
7.00%, 06/15/2023	90	90	7.25%, 01/25/2022	100	107
H&E Equipment Services Inc			7.25%, 09/25/2023	600	649
5.63%, 09/01/2025	661	671	8.00%, 03/25/2020	2,860	2,964
HD Supply Inc			NFP Corp
5.38%, 10/15/2026(g)	3,120	3,229	6.88%, 07/15/2025(g)	12,531	12,311
KAR Auction Services Inc			Ocwen Loan Servicing LLC
5.13%, 06/01/2025(g)	5,032	5,032	8.38%, 11/15/2022(g)	250	229
LKQ Corp			Oxford Finance LLC / Oxford Finance Co-Issuer
4.75%, 05/15/2023	2,083	2,099	II Inc
Performance Food Group Inc			6.38%, 12/15/2022(g)	50	52
5.50%, 06/01/2024(g)	2,800	2,828	Quicken Loans Inc
Univar USA Inc			5.25%, 01/15/2028(g)	1,250	1,212
6.75%, 07/15/2023(g)	443	451	5.75%, 05/01/2025(g)	1,424	1,445
		$19,229	SLM Corp
Diversified Financial Services - 3.12%			5.13%, 04/05/2022	1,200	1,182
Alliance Data Systems Corp			Springleaf Finance Corp
5.88%, 11/01/2021(g)	170	174	5.63%, 03/15/2023	950	987
Ally Financial Inc			6.13%, 05/15/2022	2,335	2,466
4.13%, 02/13/2022	1,700	1,719	6.13%, 03/15/2024	720	760
4.25%, 04/15/2021	1,480	1,499	6.88%, 03/15/2025	3,995	4,284
4.63%, 05/19/2022	592	607	7.13%, 03/15/2026	3,769	4,047
4.63%, 03/30/2025	1,527	1,573	7.75%, 10/01/2021	6,288	6,830
5.13%, 09/30/2024	745	787	8.25%, 12/15/2020	1,982	2,136
5.75%, 11/20/2025	1,600	1,734	Stearns Holdings LLC
7.50%, 09/15/2020	6,020	6,336	9.38%, 08/15/2020(g)	241	227
8.00%, 03/15/2020	7,940	8,268	Tempo Acquisition LLC / Tempo Acquisition
8.00%, 11/01/2031	285	361	Finance Corp
8.00%, 11/01/2031	1,775	2,272	6.75%, 06/01/2025(g)	1,336	1,364
Blackstone CQP Holdco LP			Travelport Corporate Finance PLC
6.00%, 08/18/2021(g)	66	66	6.00%, 03/15/2026(g)	785	844
Credit Acceptance Corp			Vantiv LLC / Vantiv Issuer Corp
6.63%, 03/15/2026(g)	750	789	4.38%, 11/15/2025(g)	675	694
7.38%, 03/15/2023	310	321	VFH Parent LLC / Orchestra Co-Issuer Inc
Curo Group Holdings Corp			6.75%, 06/15/2022(g)	575	594
8.25%, 09/01/2025(g)	330	290	Voyager Aviation Holdings LLC / Voyager
E*TRADE Financial Corp			Finance Co
5.88%, 12/31/2049(k),(l)	1,500	1,549	8.50%, 08/15/2021(g)	300	309
3 Month USD LIBOR + 4.44%			Werner FinCo LP / Werner FinCo Inc
goeasy Ltd			8.75%, 07/15/2025(g)	375	322
7.88%, 11/01/2022(g)	125	132			$109,954
Jefferies Finance LLC / JFIN Co-Issuer Corp			Electric - 2.21%
6.88%, 04/15/2022(g)	875	888	AES Corp/VA
7.50%, 04/15/2021(g)	200	204	4.00%, 03/15/2021	600	606
Ladder Capital Finance Holdings LLLP / Ladder			4.50%, 03/15/2023	100	102
Capital Finance Corp			4.88%, 05/15/2023	1,250	1,269
5.25%, 03/15/2022(g)	503	516	5.13%, 09/01/2027	600	624
5.25%, 10/01/2025(g)	994	990	5.50%, 04/15/2025	693	719
5.88%, 08/01/2021(g)	365	372	6.00%, 05/15/2026	1,125	1,190

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Engineering & Construction - 0.20%
Calpine Corp			AECOM
5.25%, 06/01/2026(g)	$1,150	$1,151	5.13%, 03/15/2027	$2,500	$2,509
5.38%, 01/15/2023	3,485	3,511	5.88%, 10/15/2024	16	17
5.50%, 02/01/2024	1,300	1,290	AECOM Global II LLC / URS Fox US LP
5.75%, 01/15/2025	3,545	3,510	5.00%, 04/01/2022	337	343
5.88%, 01/15/2024(g)	1,038	1,058	Brand Industrial Services Inc
6.00%, 01/15/2022(g)	5,645	5,701	8.50%, 07/15/2025(g)	1,460	1,372
Clearway Energy Operating LLC			frontdoor Inc
5.00%, 09/15/2026	405	396	6.75%, 08/15/2026(g)	205	215
5.38%, 08/15/2024	975	991	Great Lakes Dredge & Dock Corp
InterGen NV			8.00%, 05/15/2022	1,200	1,268
7.00%, 06/30/2023(g)	750	689	MasTec Inc
NextEra Energy Operating Partners LP			4.88%, 03/15/2023	137	138
4.25%, 09/15/2024(g)	600	602	New Enterprise Stone & Lime Co Inc
4.50%, 09/15/2027(g)	650	639	6.25%, 03/15/2026(g)	274	278
NRG Energy Inc			TopBuild Corp
5.75%, 01/15/2028	1,300	1,377	5.63%, 05/01/2026(g)	258	260
6.25%, 05/01/2024	850	877	Tutor Perini Corp
6.63%, 01/15/2027	7,708	8,247	6.88%, 05/01/2025(g)	671	672
7.25%, 05/15/2026	6,680	7,273	Weekley Homes LLC / Weekley Finance Corp
Talen Energy Supply LLC			6.63%, 08/15/2025	27	27
6.50%, 06/01/2025	672	590			$7,099
9.50%, 07/15/2022(g)	5,810	6,333	Entertainment - 1.71%
10.50%, 01/15/2026(g)	6,325	6,578	AMC Entertainment Holdings Inc
Vistra Energy Corp			5.75%, 06/15/2025	6,433	6,200
5.88%, 06/01/2023	3,457	3,527	5.88%, 11/15/2026	225	209
7.38%, 11/01/2022	1,271	1,315	6.13%, 05/15/2027	2,845	2,649
7.63%, 11/01/2024	8,499	8,960	Boyne USA Inc
8.13%, 01/30/2026(g)	360	392	7.25%, 05/01/2025(g)	175	190
Vistra Operations Co LLC			Caesars Resort Collection LLC / CRC Finco Inc
5.50%, 09/01/2026(g)	2,750	2,833	5.25%, 10/15/2025(g)	1,100	1,075
5.63%, 02/15/2027(g)	5,465	5,608	CCM Merger Inc
		$77,958	6.00%, 03/15/2022(g)	122	125
Electrical Components & Equipment - 0.23%			Cedar Fair LP / Canada's Wonderland Co /
Energizer Holdings Inc			Magnum Management Corp
5.50%, 06/15/2025(g)	1,155	1,167	5.38%, 06/01/2024	100	102
6.38%, 07/15/2026(g)	2,330	2,405	Cedar Fair LP / Canada's Wonderland Co /
7.75%, 01/15/2027(g)	2,805	3,041	Magnum Management Corp / Millennium Op
EnerSys			5.38%, 04/15/2027	3,500	3,571
5.00%, 04/30/2023(g)	838	846	Churchill Downs Inc
WESCO Distribution Inc			4.75%, 01/15/2028(g)	1,655	1,622
5.38%, 12/15/2021	580	586	5.50%, 04/01/2027(g)	2,435	2,499
5.38%, 06/15/2024	11	11	Cinemark USA Inc
		$8,056	4.88%, 06/01/2023	650	657
Electronics - 0.37%			Cirsa Finance International Sarl
ADT Security Corp/The			7.88%, 12/20/2023(g)	425	440
3.50%, 07/15/2022	270	262	Eldorado Resorts Inc
4.13%, 06/15/2023	1,275	1,247	6.00%, 04/01/2025	1,130	1,167
4.88%, 07/15/2032(g)	3,155	2,611	6.00%, 09/15/2026	3,925	4,072
6.25%, 10/15/2021	2,000	2,102	EMI Music Publishing Group North America
Ingram Micro Inc			Holdings Inc
5.00%, 08/10/2022	800	799	7.63%, 06/15/2024(g)	745	790
5.45%, 12/15/2024	250	249	Enterprise Development Authority/The
Resideo Funding Inc			12.00%, 07/15/2024(g)	80	82
6.13%, 11/01/2026(g)	1,490	1,542	Gateway Casinos & Entertainment Ltd
Sensata Technologies BV			8.25%, 03/01/2024(g)	210	219
4.88%, 10/15/2023(g)	840	875	International Game Technology PLC
5.00%, 10/01/2025(g)	1,546	1,585	6.25%, 02/15/2022(g)	1,815	1,892
5.63%, 11/01/2024(g)	1,750	1,859	6.25%, 01/15/2027(g)	1,040	1,093
		$13,131	6.50%, 02/15/2025(g)	1,530	1,629
Energy - Alternate Sources - 0.07%			Lions Gate Capital Holdings LLC
Pattern Energy Group Inc			5.88%, 11/01/2024(g)	2,400	2,448
5.88%, 02/01/2024(g)	329	339	Live Nation Entertainment Inc
TerraForm Power Operating LLC			4.88%, 11/01/2024(g)	5,175	5,277
4.25%, 01/31/2023(g)	500	494	5.38%, 06/15/2022(g)	7	7
5.00%, 01/31/2028(g)	1,325	1,307	5.63%, 03/15/2026(g)	455	474
6.63%, 06/15/2025(g),(h)	210	220	Merlin Entertainments PLC
		$2,360	5.75%, 06/15/2026(g)	1,210	1,255

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Entertainment (continued)			Food (continued)
Mohegan Gaming & Entertainment			New Albertsons LP
7.88%, 10/15/2024(g)	$1,025	$992	7.45%, 08/01/2029	$1,000	$930
National CineMedia LLC			8.00%, 05/01/2031	300	284
6.00%, 04/15/2022	516	520	8.70%, 05/01/2030	265	262
Penn National Gaming Inc			Pilgrim's Pride Corp
5.63%, 01/15/2027(g)	500	494	5.75%, 03/15/2025(g)	3,095	3,141
Rivers Pittsburgh Borrower LP/Rivers Pittsburgh			5.88%, 09/30/2027(g)	950	981
Finance Corp			Post Holdings Inc
6.13%, 08/15/2021(g)	360	365	5.00%, 08/15/2026(g)	2,148	2,140
Scientific Games International Inc			5.50%, 03/01/2025(g)	4,528	4,636
5.00%, 10/15/2025(g)	1,005	1,000	5.63%, 01/15/2028(g)	2,905	2,937
6.25%, 09/01/2020	43	43	5.75%, 03/01/2027(g)	3,164	3,243
8.25%, 03/15/2026(g)	3,475	3,601	Safeway Inc
10.00%, 12/01/2022	1,266	1,333	7.25%, 02/01/2031	1,115	1,059
Six Flags Entertainment Corp			Sigma Holdco BV
4.88%, 07/31/2024(g)	3,179	3,179	7.88%, 05/15/2026(g)	975	924
5.50%, 04/15/2027(g)	2,780	2,838	Simmons Foods Inc
Stars Group Holdings BV / Stars Group US Co-			5.75%, 11/01/2024(g)	3,704	3,408
Borrower LLC			Tesco PLC
7.00%, 07/15/2026(g)	1,450	1,515	6.15%, 11/15/2037(g)	250	271
WMG Acquisition Corp			TreeHouse Foods Inc
4.88%, 11/01/2024(g)	150	153	4.88%, 03/15/2022	565	569
5.00%, 08/01/2023(g)	3,971	4,050	6.00%, 02/15/2024(g)	1,120	1,168
5.50%, 04/15/2026(g)	21	22	US Foods Inc
5.63%, 04/15/2022(g)	523	531	5.88%, 06/15/2024(g)	695	711
		$60,380			$41,642
Environmental Control - 0.15%			Food Service - 0.26%
Advanced Disposal Services Inc			Aramark Services Inc
5.63%, 11/15/2024(g)	900	945	4.75%, 06/01/2026	300	305
Clean Harbors Inc			5.00%, 04/01/2025(g)	550	565
5.13%, 06/01/2021	138	138	5.00%, 02/01/2028(g)	2,025	2,061
Covanta Holding Corp			5.13%, 01/15/2024	5,970	6,171
5.88%, 03/01/2024	145	149			$9,102
6.00%, 01/01/2027	1,150	1,170	Forest Products & Paper - 0.07%
GFL Environmental Inc			Cascades Inc
5.38%, 03/01/2023(g)	800	778	5.50%, 07/15/2022(g)	100	101
5.63%, 05/01/2022(g)	260	258	5.75%, 07/15/2023(g)	230	233
7.00%, 06/01/2026(g)	1,445	1,409	Mercer International Inc
Tervita Escrow Corp			6.50%, 02/01/2024	1,275	1,313
7.63%, 12/01/2021(g)	275	278	NewPage Corp
Waste Pro USA Inc			0.00%, 12/31/2014(a),(b),(c)	3,413	—
5.50%, 02/15/2026(g)	300	299	Resolute Forest Products Inc
		$5,424	5.88%, 05/15/2023	600	606
Food - 1.18%			Smurfit Kappa Treasury Funding DAC
Albertsons Cos LLC / Safeway Inc / New			7.50%, 11/20/2025	150	171
Albertsons LP / Albertson's LLC					$2,424
5.75%, 03/15/2025	1,595	1,583	Gas - 0.28%
6.63%, 06/15/2024	979	1,010	AmeriGas Partners LP / AmeriGas Finance Corp
B&G Foods Inc			5.50%, 05/20/2025	2,040	2,088
5.25%, 04/01/2025	1,893	1,857	5.63%, 05/20/2024	1,061	1,106
Chobani LLC / Chobani Finance Corp Inc			5.75%, 05/20/2027	856	884
7.50%, 04/15/2025(g)	975	887	5.88%, 08/20/2026	892	929
Dean Foods Co			LBC Tank Terminals Holding Netherlands BV
6.50%, 03/15/2023(g)	320	168	6.88%, 05/15/2023(g)	2,125	2,069
Dole Food Co Inc			NGL Energy Partners LP / NGL Energy Finance
7.25%, 06/15/2025(g)	788	729	Corp
Ingles Markets Inc			6.13%, 03/01/2025	1,466	1,453
5.75%, 06/15/2023	100	101	7.50%, 11/01/2023	1,125	1,170
JBS Investments GmbH			Southern Star Central Corp
7.25%, 04/03/2024	1,000	1,036	5.13%, 07/15/2022(g)	158	159
JBS USA LUX SA / JBS USA Finance Inc					$9,858
5.75%, 06/15/2025(g)	1,441	1,473	Hand & Machine Tools - 0.51%
5.88%, 07/15/2024(g)	1,181	1,215	Apex Tool Group LLC / BC Mountain Finance
6.75%, 02/15/2028(g)	1,455	1,539	Inc
Lamb Weston Holdings Inc			9.00%, 02/15/2023(g)	15,325	15,038
4.63%, 11/01/2024(g)	1,550	1,573
4.88%, 11/01/2026(g)	1,780	1,807

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Hand & Machine Tools (continued)			Healthcare - Services (continued)
Colfax Corp			Eagle Holding Co II LLC
6.00%, 02/15/2024(g)	$1,300	$1,350	7.63%, PIK 8.38%, 05/15/2022(g),(h),(i)	$10,750	$10,804
6.38%, 02/15/2026(g)	1,425	1,509	Encompass Health Corp
		$17,897	5.13%, 03/15/2023	900	910
Healthcare - Products - 1.19%			5.75%, 11/01/2024	116	118
Avanos Medical Inc			5.75%, 09/15/2025	1,800	1,848
6.25%, 10/15/2022	1,000	1,021	Envision Healthcare Corp
Avantor Inc			8.75%, 10/15/2026(g)	27,020	25,466
6.00%, 10/01/2024(g)	1,850	1,930	HCA Healthcare Inc
9.00%, 10/01/2025(g)	17,510	19,042	6.25%, 02/15/2021	619	649
Hill-Rom Holdings Inc			HCA Inc
5.75%, 09/01/2023(g)	2,800	2,905	5.38%, 02/01/2025	2,682	2,823
Hologic Inc			5.38%, 09/01/2026	8,515	8,983
4.38%, 10/15/2025(g)	2,350	2,328	5.63%, 09/01/2028	4,420	4,707
Immucor Inc			5.88%, 05/01/2023	791	848
11.13%, 02/15/2022(g)	294	298	5.88%, 02/15/2026	1,780	1,918
Kinetic Concepts Inc / KCI USA Inc			5.88%, 02/01/2029	3,490	3,756
7.88%, 02/15/2021(g)	303	309	7.50%, 02/15/2022	3,475	3,822
12.50%, 11/01/2021(g)	660	714	7.50%, 11/15/2095	215	220
Mallinckrodt International Finance SA			7.69%, 06/15/2025	765	874
4.75%, 04/15/2023	193	140	Magellan Health Inc
Mallinckrodt International Finance SA /			4.40%, 09/22/2024	1,800	1,755
Mallinckrodt CB LLC			MEDNAX Inc
4.88%, 04/15/2020(g)	450	448	5.25%, 12/01/2023(g)	816	830
5.50%, 04/15/2025(g)	965	695	6.25%, 01/15/2027(g)	6,930	7,069
5.63%, 10/15/2023(g)	689	538	Molina Healthcare Inc
5.75%, 08/01/2022(g)	1,778	1,640	4.88%, 06/15/2025(g)	483	481
Ortho-Clinical Diagnostics Inc / Ortho-Clinical			5.38%, 11/15/2022	800	835
Diagnostics SA			MPH Acquisition Holdings LLC
6.63%, 05/15/2022(g)	5,825	5,691	7.13%, 06/01/2024(g)	1,009	1,014
Sotera Health Holdings LLC			One Call Corp
6.50%, 05/15/2023(g)	1,605	1,621	7.50%, 07/01/2024(g)	700	672
Teleflex Inc			7.50%, PIK 11.00%, 07/01/2024(c),(g),(h),(i)	52,093	44,800
4.63%, 11/15/2027	1,015	1,010	Polaris Intermediate Corp
4.88%, 06/01/2026	955	974	8.50%, PIK 9.25%, 12/01/2022(g),(h),(i)	26,364	26,232
5.25%, 06/15/2024	462	474	Quorum Health Corp
		$41,778	11.63%, 04/15/2023	500	433
Healthcare - Services - 7.19%			RegionalCare Hospital Partners Holdings Inc
Acadia Healthcare Co Inc			8.25%, 05/01/2023(g)	1,050	1,117
5.13%, 07/01/2022	456	458	Surgery Center Holdings Inc
5.63%, 02/15/2023	1,552	1,568	6.75%, 07/01/2025(g)	12,719	11,829
6.13%, 03/15/2021	173	173	10.00%, 04/15/2027(g)	10,170	10,450
6.50%, 03/01/2024	429	444	Syneos Health Inc / inVentiv Health Inc / inVentiv
AHP Health Partners Inc			Health Clinical Inc
9.75%, 07/15/2026(g)	1,000	1,084	7.50%, 10/01/2024(g)	119	125
Air Medical Group Holdings Inc			Tenet Healthcare Corp
6.38%, 05/15/2023(g)	274	251	4.38%, 10/01/2021	637	644
Catalent Pharma Solutions Inc			4.50%, 04/01/2021	1,130	1,145
4.88%, 01/15/2026(g)	3,019	3,027	4.63%, 07/15/2024	4,065	4,077
Centene Corp			4.75%, 06/01/2020	750	758
4.75%, 05/15/2022	5,705	5,815	5.13%, 05/01/2025	695	701
4.75%, 01/15/2025	710	720	6.00%, 10/01/2020	2,646	2,735
5.38%, 06/01/2026(g)	3,715	3,864	6.25%, 02/01/2027(g)	7,515	7,834
5.63%, 02/15/2021	1,490	1,514	6.75%, 06/15/2023	3,565	3,637
6.13%, 02/15/2024	3,250	3,404	6.88%, 11/15/2031	1,070	995
Charles River Laboratories International Inc			7.00%, 08/01/2025	3,792	3,839
5.50%, 04/01/2026(g)	300	314	8.13%, 04/01/2022	4,558	4,863
CHS/Community Health Systems Inc			WellCare Health Plans Inc
5.13%, 08/01/2021	800	788	5.25%, 04/01/2025	1,480	1,529
6.25%, 03/31/2023	3,502	3,410	5.38%, 08/15/2026(g)	4,835	5,064
6.88%, 02/01/2022	2,558	1,674	West Street Merger Sub Inc
8.13%, 06/30/2024(g)	800	592	6.38%, 09/01/2025(g)	523	506
8.63%, 01/15/2024(g)	1,195	1,213			$253,436
11.00%, 06/30/2023(g),(h)	2,000	1,620	Holding Companies - Diversified - 0.04%
DaVita Inc			Stena AB
5.00%, 05/01/2025	2,675	2,617	7.00%, 02/01/2024(g)	1,000	957
5.13%, 07/15/2024	1,920	1,920
5.75%, 08/15/2022	3,199	3,251

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Holding Companies - Diversified (continued)			Home Builders (continued)
Stena International SA			Taylor Morrison Communities Inc / Taylor
5.75%, 03/01/2024(g)	$600	$584	Morrison Holdings II Inc
		$1,541	5.25%, 04/15/2021(g)	$350	$350
Home Builders - 1.76%			5.63%, 03/01/2024(g)	5,326	5,379
Beazer Homes USA Inc			5.88%, 04/15/2023(g)	566	582
5.88%, 10/15/2027	245	221	Toll Brothers Finance Corp
6.75%, 03/15/2025	151	146	4.35%, 02/15/2028	1,490	1,423
8.75%, 03/15/2022	425	444	4.38%, 04/15/2023	3,371	3,422
Brookfield Residential Properties Inc			4.88%, 03/15/2027	1,935	1,935
6.38%, 05/15/2025(g)	596	584	5.63%, 01/15/2024	1,550	1,641
Brookfield Residential Properties Inc / Brookfield			5.88%, 02/15/2022	430	454
Residential US Corp			TRI Pointe Group Inc
6.13%, 07/01/2022(g)	1,654	1,686	4.88%, 07/01/2021	840	853
Century Communities Inc			5.25%, 06/01/2027	3,125	2,953
5.88%, 07/15/2025	538	534	TRI Pointe Group Inc / TRI Pointe Homes Inc
6.88%, 05/15/2022	1,114	1,133	5.88%, 06/15/2024	2,531	2,561
K Hovnanian Enterprises Inc			William Lyon Homes Inc
10.50%, 07/15/2024(g)	1,250	1,012	5.88%, 01/31/2025	600	582
10.00%, 07/15/2022(g)	1,500	1,324	6.00%, 09/01/2023	275	272
KB Home			7.00%, 08/15/2022	72	72
7.00%, 12/15/2021	340	364	Williams Scotsman International Inc
7.50%, 09/15/2022	200	219	7.88%, 12/15/2022(g)	330	346
7.63%, 05/15/2023	30	33			$61,872
Lennar Corp			Home Furnishings - 0.09%
2.95%, 11/29/2020	200	198	Tempur Sealy International Inc
4.13%, 01/15/2022	900	908	5.50%, 06/15/2026	588	585
4.50%, 04/30/2024	1,450	1,479	5.63%, 10/15/2023	2,486	2,517
4.75%, 04/01/2021	1,000	1,018			$3,102
4.75%, 11/15/2022	4,550	4,657	Housewares - 0.07%
4.75%, 05/30/2025	1,100	1,125	Scotts Miracle-Gro Co/The
4.75%, 11/29/2027	500	510	5.25%, 12/15/2026	1,647	1,635
4.88%, 12/15/2023	3,550	3,669	6.00%, 10/15/2023	877	912
5.00%, 06/15/2027	457	465			$2,547
5.25%, 06/01/2026	2,257	2,342	Insurance - 2.51%
5.38%, 10/01/2022	73	76	Acrisure LLC / Acrisure Finance Inc
5.88%, 11/15/2024	882	947	7.00%, 11/15/2025(g)	1,750	1,584
6.25%, 12/15/2021	187	197	Alliant Holdings Intermediate LLC / Alliant
6.63%, 05/01/2020	84	87	Holdings Co-Issuer
8.38%, 01/15/2021	320	347	8.25%, 08/01/2023(g)	28,505	29,289
M/I Homes Inc			American Equity Investment Life Holding Co
5.63%, 08/01/2025	301	295	5.00%, 06/15/2027	200	201
Mattamy Group Corp			Ardonagh Midco 3 PLC
6.50%, 10/01/2025(g)	600	611	8.63%, 07/15/2023(g)	225	190
6.88%, 12/15/2023(g)	197	204	Assurant Inc
MDC Holdings Inc			7.00%, 03/27/2048(l)	1,300	1,326
5.50%, 01/15/2024	263	274	3 Month USD LIBOR + 4.14%
5.63%, 02/01/2020	290	294	AssuredPartners Inc
6.00%, 01/15/2043	600	528	7.00%, 08/15/2025(g)	24,988	23,614
Meritage Homes Corp			CNO Financial Group Inc
5.13%, 06/06/2027	1,200	1,185	4.50%, 05/30/2020	6	6
6.00%, 06/01/2025	1,475	1,564	5.25%, 05/30/2025	1,192	1,250
7.00%, 04/01/2022	955	1,022	Fidelity & Guaranty Life Holdings Inc
7.15%, 04/15/2020	870	896	5.50%, 05/01/2025(g)	393	397
New Home Co Inc/The			Genworth Holdings Inc
7.25%, 04/01/2022	625	566	4.90%, 08/15/2023	125	106
PulteGroup Inc			6.50%, 06/15/2034	50	39
4.25%, 03/01/2021	860	871	7.20%, 02/15/2021	4	4
5.00%, 01/15/2027	1,525	1,544	7.63%, 09/24/2021	250	244
5.50%, 03/01/2026	400	422	7.70%, 06/15/2020	250	250
6.00%, 02/15/2035	632	621	HUB International Ltd
7.88%, 06/15/2032	879	1,020	7.00%, 05/01/2026(g)	23,210	23,413
Shea Homes LP / Shea Homes Funding Corp			Liberty Mutual Group Inc
5.88%, 04/01/2023(g)	125	125	7.80%, 03/07/2087(g)	386	461
6.13%, 04/01/2025(g)	651	640	3 Month USD LIBOR + 3.58%
Taylor Morrison Communities Inc			MGIC Investment Corp
6.63%, 05/15/2022	620	640	5.75%, 08/15/2023	1,335	1,432
			Provident Financing Trust I
			7.41%, 03/15/2038	100	106

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Insurance (continued)			Iron & Steel (continued)
Radian Group Inc			Commercial Metals Co
4.50%, 10/01/2024	$1,353	$1,355	4.88%, 05/15/2023	$766	$774
5.25%, 06/15/2020	24	24	5.38%, 07/15/2027	154	152
7.00%, 03/15/2021	229	243	Specialty Steel
USI Inc/NY			12.85%, 11/15/2022(b),(c),(d)	8,680	8,680
6.88%, 05/01/2025(g)	1,337	1,332	Steel Dynamics Inc
Voya Financial Inc			4.13%, 09/15/2025	6	6
4.70%, 01/23/2048(l)	1,000	880	5.00%, 12/15/2026	66	68
3 Month USD LIBOR + 2.08%			5.13%, 10/01/2021	810	815
5.65%, 05/15/2053(l)	550	551	5.25%, 04/15/2023	1,373	1,395
3 Month USD LIBOR + 3.58%			5.50%, 10/01/2024	4,306	4,445
		$88,297	United States Steel Corp
Internet - 1.17%			6.25%, 03/15/2026	1,345	1,207
Cogent Communications Group Inc			6.65%, 06/01/2037	15	12
5.38%, 03/01/2022(g)	575	594	6.88%, 08/15/2025	2,050	1,924
EIG Investors Corp					$58,873
10.88%, 02/01/2024	1,000	1,066	Leisure Products & Services - 0.56%
Match Group Inc			24 Hour Fitness Worldwide Inc
6.38%, 06/01/2024	1,717	1,801	8.00%, 06/01/2022(g)	900	907
Netflix Inc			Carlson Travel Inc
4.38%, 11/15/2026	2,861	2,829	6.75%, 12/15/2023(g)	240	243
4.88%, 04/15/2028	2,716	2,692	9.50%, 12/15/2024(g)	9,549	9,262
5.38%, 02/01/2021	1,215	1,259	Constellation Merger Sub Inc
5.38%, 11/15/2029(g)	1,335	1,352	8.50%, 09/15/2025(g)	315	298
5.50%, 02/15/2022	3,750	3,943	NCL Corp Ltd
5.75%, 03/01/2024	1,125	1,209	4.75%, 12/15/2021(g)	5,065	5,121
5.88%, 02/15/2025	825	891	Sabre GLBL Inc
5.88%, 11/15/2028	4,120	4,346	5.25%, 11/15/2023(g)	1,036	1,057
6.38%, 05/15/2029(g)	2,335	2,550	5.38%, 04/15/2023(g)	425	435
Symantec Corp			Viking Cruises Ltd
3.95%, 06/15/2022	50	50	5.88%, 09/15/2027(g)	1,125	1,119
4.20%, 09/15/2020	200	203	Vista Outdoor Inc
5.00%, 04/15/2025(g)	739	753	5.88%, 10/01/2023	125	115
VeriSign Inc			VOC Escrow Ltd
4.75%, 07/15/2027	1,035	1,056	5.00%, 02/15/2028(g)	1,275	1,265
5.25%, 04/01/2025	885	938			$19,822
Zayo Group LLC / Zayo Capital Inc			Lodging - 1.71%
5.75%, 01/15/2027(g)	7,173	7,280	Boyd Gaming Corp
6.00%, 04/01/2023	3,615	3,674	6.00%, 08/15/2026	900	935
6.38%, 05/15/2025	2,570	2,615	6.38%, 04/01/2026	5,355	5,636
		$41,101	6.88%, 05/15/2023	1,888	1,957
Investment Companies - 0.01%			Diamond Resorts International Inc
Compass Group Diversified Holdings LLC			7.75%, 09/01/2023(g)	300	298
8.00%, 05/01/2026(g)	265	280	10.75%, 09/01/2024(g)	1,175	1,099
FS Energy & Power Fund			Hilton Domestic Operating Co Inc
7.50%, 08/15/2023(g)	155	160	4.25%, 09/01/2024	1,460	1,462
		$440	5.13%, 05/01/2026(g)	2,705	2,769
Iron & Steel - 1.67%			Hilton Grand Vacations Borrower LLC / Hilton
AK Steel Corp			Grand Vacations Borrower Inc
6.38%, 10/15/2025	20	17	6.13%, 12/01/2024	194	203
7.00%, 03/15/2027	393	332	Hilton Worldwide Finance LLC / Hilton
7.50%, 07/15/2023	1,236	1,267	Worldwide Finance Corp
7.63%, 10/01/2021	50	50	4.63%, 04/01/2025	1,688	1,709
Allegheny Technologies Inc			4.88%, 04/01/2027	1,474	1,494
5.95%, 01/15/2021	600	612	Jack Ohio Finance LLC / Jack Ohio Finance 1
7.88%, 08/15/2023	754	816	Corp
Baffinland Iron Mines Corp / Baffinland Iron			6.75%, 11/15/2021(g)	2,985	3,078
Mines LP			10.25%, 11/15/2022(g)	5,180	5,601
8.75%, 07/15/2026(g)	22,940	23,141	Marriott Ownership Resorts Inc / ILG LLC
Big River Steel LLC / BRS Finance Corp			6.50%, 09/15/2026(g)	900	945
7.25%, 09/01/2025(g)	9,418	10,026	MGM Resorts International
Cleveland-Cliffs Inc			4.63%, 09/01/2026	1,104	1,093
4.88%, 01/15/2024(g)	40	40	5.25%, 03/31/2020	1,760	1,782
5.75%, 03/01/2025	1,850	1,841	5.50%, 04/15/2027	2,060	2,124
5.88%, 06/01/2027(g),(j)	1,115	1,077	5.75%, 06/15/2025	1,555	1,645
6.25%, 10/01/2040	200	176	6.00%, 03/15/2023	2,600	2,776
			6.63%, 12/15/2021	2,270	2,436
			7.75%, 03/15/2022	513	567

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Lodging (continued)			Media (continued)
Station Casinos LLC			Belo Corp
5.00%, 10/01/2025(g)	$4,863	$4,778	7.25%, 09/15/2027	$600	$643
Studio City Co Ltd			Block Communications Inc
7.25%, 11/30/2021(g)	500	516	6.88%, 02/15/2025(g)	675	700
Wyndham Destinations Inc			Cable One Inc
3.90%, 03/01/2023	1,325	1,308	5.75%, 06/15/2022(g)	225	229
4.25%, 03/01/2022	1,200	1,200	Cablevision Systems Corp
5.40%, 04/01/2024	245	251	5.88%, 09/15/2022	603	627
5.75%, 04/01/2027	1,100	1,105	8.00%, 04/15/2020	155	161
Wyndham Hotels & Resorts Inc			CCO Holdings LLC / CCO Holdings Capital Corp
5.38%, 04/15/2026(g)	800	816	4.00%, 03/01/2023(g)	1,300	1,303
Wynn Las Vegas LLC / Wynn Las Vegas Capital			5.00%, 02/01/2028(g)	6,285	6,277
Corp			5.13%, 02/15/2023	412	419
4.25%, 05/30/2023(g)	300	298	5.13%, 05/01/2023(g)	4,341	4,450
5.25%, 05/15/2027(g)	1,150	1,123	5.13%, 05/01/2027(g)	4,569	4,638
5.50%, 03/01/2025(g)	7,465	7,558	5.25%, 03/15/2021	580	583
Wynn Macau Ltd			5.25%, 09/30/2022	7,940	8,069
4.88%, 10/01/2024(g)	425	420	5.38%, 05/01/2025(g)	1,475	1,527
5.50%, 10/01/2027(g)	1,450	1,425	5.50%, 05/01/2026(g)	880	908
		$60,407	5.75%, 01/15/2024	500	512
Machinery - Construction & Mining - 0.18%			5.75%, 02/15/2026(g)	9,057	9,460
BWX Technologies Inc			5.88%, 04/01/2024(g)	3,156	3,298
5.38%, 07/15/2026(g)	1,006	1,026	5.88%, 05/01/2027(g)	1,380	1,433
Terex Corp			Cengage Learning Inc
5.63%, 02/01/2025(g)	3,303	3,345	9.50%, 06/15/2024(g)	718	668
Vertiv Group Corp			Clear Channel Worldwide Holdings Inc
9.25%, 10/15/2024(g)	905	885	6.50%, 11/15/2022	650	665
Vertiv Intermediate Holding Corp			6.50%, 11/15/2022	3,055	3,120
12.00%, PIK 13.00%, 02/15/2022(g),(h),(i)	950	902	9.25%, 02/15/2024(g)	2,850	3,067
		$6,158	CSC Holdings LLC
Machinery - Diversified - 1.24%			5.13%, 12/15/2021(g)	1,275	1,278
ATS Automation Tooling Systems Inc			5.13%, 12/15/2021(g)	4,300	4,311
6.50%, 06/15/2023(g)	526	544	5.25%, 06/01/2024	1,630	1,659
Cleaver-Brooks Inc			5.38%, 07/15/2023(g)	3,565	3,645
7.88%, 03/01/2023(g)	416	407	5.38%, 02/01/2028(g)	1,100	1,118
Cloud Crane LLC			5.50%, 05/15/2026(g)	4,528	4,649
10.13%, 08/01/2024(g)	600	645	5.50%, 04/15/2027(g)	3,441	3,544
JPW Industries Holding Corp			6.50%, 02/01/2029(g)	3,850	4,134
9.00%, 10/01/2024(g)	12,565	12,251	6.63%, 10/15/2025(g)	3,860	4,102
Mueller Water Products Inc			6.75%, 11/15/2021	605	647
5.50%, 06/15/2026(g)	524	533	7.50%, 04/01/2028(g)	4,105	4,480
RBS Global Inc / Rexnord LLC			7.75%, 07/15/2025(g)	3,635	3,907
4.88%, 12/15/2025(g)	3,366	3,371	10.88%, 10/15/2025(g)	7,040	8,096
SPX FLOW Inc			DISH DBS Corp
5.63%, 08/15/2024(g)	1,511	1,545	5.00%, 03/15/2023	1,779	1,630
5.88%, 08/15/2026(g)	3,010	3,085	5.13%, 05/01/2020	1,506	1,515
Stevens Holding Co Inc			5.88%, 07/15/2022	2,875	2,805
6.13%, 10/01/2026(g)	1,375	1,447	5.88%, 11/15/2024	7,494	6,464
Tennant Co			6.75%, 06/01/2021	4,114	4,243
5.63%, 05/01/2025	239	246	7.75%, 07/01/2026	2,281	2,041
Titan Acquisition Ltd / Titan Co-Borrower LLC			Entercom Media Corp
7.75%, 04/15/2026(g)	20,606	18,957	7.25%, 11/01/2024(g)	2,557	2,646
Welbilt Inc			EW Scripps Co/The
9.50%, 02/15/2024	755	816	5.13%, 05/15/2025(g)	142	135
		$43,847	Gray Television Inc
Media - 6.54%			5.13%, 10/15/2024(g)	1,000	1,017
Altice Financing SA			5.88%, 07/15/2026(g)	400	412
6.63%, 02/15/2023(g)	2,415	2,475	7.00%, 05/15/2027(g)	2,350	2,537
7.50%, 05/15/2026(g)	4,260	4,324	Liberty Interactive LLC
Altice Finco SA			8.50%, 07/15/2029	1,760	1,835
8.13%, 01/15/2024(g)	1,700	1,759	McGraw-Hill Global Education Holdings LLC /
Altice Luxembourg SA			McGraw-Hill Global Education Finance
7.63%, 02/15/2025(g)	5,124	4,830	7.88%, 05/15/2024(g)	500	428
7.75%, 05/15/2022(g)	5,754	5,862	Meredith Corp
AMC Networks Inc			6.88%, 02/01/2026	1,625	1,690
4.75%, 12/15/2022	250	252	Midcontinent Communications / Midcontinent
4.75%, 08/01/2025	2,677	2,662	Finance Corp
5.00%, 04/01/2024	3,835	3,883	6.88%, 08/15/2023(g)	650	678

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Media (continued)
Nexstar Broadcasting Inc			Ziggo BV
5.63%, 08/01/2024(g)	$1,670	$1,695	5.50%, 01/15/2027(g)	$3,020	$3,012
5.88%, 11/15/2022	169	173			$230,592
6.13%, 02/15/2022(g)	445	451	Metal Fabrication & Hardware - 0.67%
Quebecor Media Inc			Grinding Media Inc / Moly-Cop AltaSteel Ltd
5.75%, 01/15/2023	180	188	7.38%, 12/15/2023(g)	1,550	1,515
Radiate Holdco LLC / Radiate Finance Inc			Hillman Group Inc/The
6.63%, 02/15/2025(g)	628	617	6.38%, 07/15/2022(g)	903	838
Sinclair Television Group Inc			Novelis Corp
5.13%, 02/15/2027(g)	600	576	5.88%, 09/30/2026(g)	7,020	7,134
5.38%, 04/01/2021	150	150	6.25%, 08/15/2024(g)	1,965	2,046
5.63%, 08/01/2024(g)	1,079	1,091	Optimas OE Solutions Holding LLC / Optimas
6.13%, 10/01/2022	330	336	OE Solutions Inc
Sirius XM Radio Inc			8.63%, 06/01/2021(g)	11,735	10,972
3.88%, 08/01/2022(g)	1,873	1,870	TriMas Corp
4.63%, 05/15/2023(g)	2,680	2,700	4.88%, 10/15/2025(g)	1,000	999
5.00%, 08/01/2027(g)	2,836	2,859	Zekelman Industries Inc
5.38%, 04/15/2025(g)	970	994	9.88%, 06/15/2023(g)	145	153
5.38%, 07/15/2026(g)	3,820	3,929			$23,657
6.00%, 07/15/2024(g)	7,440	7,682	Mining - 1.89%
SportsNet New York			Alcoa Nederland Holding BV
10.25%, 01/15/2025(b),(c),(d)	4,130	4,337	6.13%, 05/15/2028(g)	700	728
TEGNA Inc			6.75%, 09/30/2024(g)	1,398	1,478
4.88%, 09/15/2021(g)	1,020	1,026	7.00%, 09/30/2026(g)	200	216
5.13%, 10/15/2019	910	913	Aleris International Inc
5.13%, 07/15/2020	870	875	10.75%, 07/15/2023(g)	250	262
5.50%, 09/15/2024(g)	2,169	2,226	Barminco Finance Pty Ltd
6.38%, 10/15/2023	550	568	6.63%, 05/15/2022(g)	450	463
Telenet Finance Luxembourg Notes Sarl			Century Aluminum Co
5.50%, 03/01/2028(g)	2,200	2,184	7.50%, 06/01/2021(g)	7,605	7,567
Townsquare Media Inc			Constellium NV
6.50%, 04/01/2023(g)	5,070	4,950	5.75%, 05/15/2024(g)	466	476
Tribune Media Co			5.88%, 02/15/2026(g)	500	508
5.88%, 07/15/2022	750	761	6.63%, 03/01/2025(g)	5,380	5,595
Unitymedia GmbH			Eldorado Gold Corp
6.13%, 01/15/2025(g)	2,025	2,096	6.13%, 12/15/2020(g)	200	199
Unitymedia Hessen GmbH & Co KG /			Ferroglobe PLC / Globe Specialty Metals Inc
Unitymedia NRW GmbH			9.38%, 03/01/2022(g)	325	286
5.00%, 01/15/2025(g)	4,570	4,673	FMG Resources August 2006 Pty Ltd
Univision Communications Inc			4.75%, 05/15/2022(g)	2,593	2,615
5.13%, 05/15/2023(g)	435	420	5.13%, 03/15/2023(g)	875	892
5.13%, 02/15/2025(g)	2,059	1,933	5.13%, 05/15/2024(g)	2,042	2,067
6.75%, 09/15/2022(g)	341	348	Freeport-McMoRan Inc
UPC Holding BV			3.55%, 03/01/2022	1,130	1,120
5.50%, 01/15/2028(g)	2,175	2,197	3.88%, 03/15/2023	2,655	2,628
UPCB Finance IV Ltd			4.00%, 11/14/2021	3,330	3,363
5.38%, 01/15/2025(g)	2,110	2,157	4.55%, 11/14/2024	960	954
Urban One Inc			5.40%, 11/14/2034	4,103	3,852
7.38%, 04/15/2022(g)	2,540	2,489	5.45%, 03/15/2043	3,550	3,204
Viacom Inc			6.88%, 02/15/2023	1,100	1,161
5.87%, 02/28/2057(l)	1,438	1,449	Hecla Mining Co
3 Month USD LIBOR + 3.90%			6.88%, 05/01/2021	568	569
6.25%, 02/28/2057(l)	825	848	Hudbay Minerals Inc
3 Month USD LIBOR + 3.90%			7.25%, 01/15/2023(g)	990	1,027
Videotron Ltd			7.63%, 01/15/2025(g)	4,065	4,228
5.00%, 07/15/2022	200	208	IAMGOLD Corp
5.13%, 04/15/2027(g)	535	547	7.00%, 04/15/2025(g)	1,295	1,321
5.38%, 06/15/2024(g)	667	700	International Wire Group Inc
Virgin Media Finance PLC			10.75%, 08/01/2021(g)	25	25
6.00%, 10/15/2024(g)	1,590	1,646	Joseph T Ryerson & Son Inc
Virgin Media Secured Finance PLC			11.00%, 05/15/2022(g)	550	583
5.25%, 01/15/2021	625	644	JW Aluminum Continuous Cast Co
5.25%, 01/15/2026(g)	500	509	10.25%, 06/01/2026(g)	435	450
5.50%, 01/15/2025(g)	1,200	1,223	Kaiser Aluminum Corp
5.50%, 08/15/2026(g)	4,920	5,044	5.88%, 05/15/2024	234	242
Ziggo Bond Co BV			Northwest Acquisitions ULC / Dominion Finco
5.88%, 01/15/2025(g)	260	260	Inc
6.00%, 01/15/2027(g)	600	588	7.13%, 11/01/2022(g)	14,225	11,949

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Mining (continued)			Oil & Gas (continued)
Real Alloy Holding Inc			Calumet Specialty Products Partners LP / Calumet
12.60%, 11/30/2023(b),(c),(d),(h)	$4,391	$4,391	Finance Corp
Taseko Mines Ltd			6.50%, 04/15/2021	$850	$822
8.75%, 06/15/2022(g)	100	96	7.63%, 01/15/2022	125	116
Teck Resources Ltd			7.75%, 04/15/2023	375	340
4.75%, 01/15/2022	1,045	1,072	Canadian Oil Sands Ltd
8.50%, 06/01/2024(g)	950	1,017	4.50%, 04/01/2022(g)	700	717
		$66,604	Carrizo Oil & Gas Inc
Miscellaneous Manufacturers - 0.06%			6.25%, 04/15/2023	786	764
Amsted Industries Inc			8.25%, 07/15/2025	125	127
5.00%, 03/15/2022(g)	950	956	Centennial Resource Production LLC
FXI Holdings Inc			5.38%, 01/15/2026(g)	423	416
7.88%, 11/01/2024(g)	157	148	Chaparral Energy Inc
Gates Global LLC / Gates Global Co			8.75%, 07/15/2023(g)	600	443
6.00%, 07/15/2022(g)	239	239	Chesapeake Energy Corp
Koppers Inc			4.88%, 04/15/2022	1,590	1,564
6.00%, 02/15/2025(g)	554	536	5.38%, 06/15/2021	202	200
LSB Industries Inc			5.75%, 03/15/2023	400	395
9.63%, 05/01/2023(g)	345	358	6.13%, 02/15/2021	781	801
		$2,237	6.63%, 08/15/2020	505	520
Office & Business Equipment - 0.26%			7.50%, 10/01/2026	250	242
CDW LLC / CDW Finance Corp			8.00%, 01/15/2025	5,050	5,113
5.00%, 09/01/2023	2,543	2,600	8.00%, 03/15/2026(g)	1,910	1,934
5.00%, 09/01/2025	1,840	1,888	8.00%, 06/15/2027	6,045	5,910
5.50%, 12/01/2024	340	360	CNX Resources Corp
Pitney Bowes Inc			5.88%, 04/15/2022	1,434	1,427
3.88%, 09/15/2020	335	336	Comstock Resources Inc
4.38%, 05/15/2022	101	99	9.75%, 08/15/2026(g)	500	455
4.63%, 03/15/2024	300	281	Covey Park Energy LLC / Covey Park Finance
4.95%, 04/01/2023	261	255	Corp
Xerox Corp			7.50%, 05/15/2025(g)	1,325	1,232
3.63%, 03/15/2023	1,200	1,188	CrownRock LP / CrownRock Finance Inc
3.80%, 05/15/2024	150	144	5.63%, 10/15/2025(g)	2,556	2,524
4.50%, 05/15/2021	1,650	1,668	CVR Refining LLC / Coffeyville Finance Inc
4.80%, 03/01/2035	285	230	6.50%, 11/01/2022	995	1,011
6.75%, 12/15/2039	100	95	Denbury Resources Inc
		$9,144	4.63%, 07/15/2023	995	679
Oil & Gas - 6.14%			9.00%, 05/15/2021(g)	1,400	1,421
Aker BP ASA			9.25%, 03/31/2022(g)	721	730
5.88%, 03/31/2025(g)	550	578	Diamond Offshore Drilling Inc
6.00%, 07/01/2022(g)	400	412	3.45%, 11/01/2023	1,049	907
Antero Resources Corp			4.88%, 11/01/2043	1,175	755
5.00%, 03/01/2025	261	256	7.88%, 08/15/2025	1,597	1,561
5.13%, 12/01/2022	5,880	5,902	Diamondback Energy Inc
5.38%, 11/01/2021	1,050	1,058	4.75%, 11/01/2024	998	1,019
Ascent Resources Utica Holdings LLC / ARU			5.38%, 05/31/2025	700	730
Finance Corp			Endeavor Energy Resources LP / EER Finance
7.00%, 11/01/2026(g)	6,215	6,060	Inc
10.00%, 04/01/2022(g)	3,257	3,558	5.50%, 01/30/2026(g)	757	789
Athabasca Oil Corp			5.75%, 01/30/2028(g)	565	602
9.88%, 02/24/2022(g)	95	92	Energy Ventures Gom LLC / EnVen Finance Corp
Baytex Energy Corp			11.00%, 02/15/2023(g)	2,180	2,398
5.13%, 06/01/2021(g)	272	272	ENSCO International Inc
5.63%, 06/01/2024(g)	938	889	7.20%, 11/15/2027	176	146
Berry Petroleum Co LLC			Ensco Rowan plc
7.00%, 02/15/2026(g)	265	260	4.50%, 10/01/2024	720	583
Brazos Valley Longhorn LLC / Brazos Valley			5.20%, 03/15/2025	871	700
Longhorn Finance Corp			5.75%, 10/01/2044	550	362
6.88%, 02/01/2025	2,075	2,085	7.75%, 02/01/2026	900	779
Bruin E&P Partners LLC			8.00%, 01/31/2024	39	37
8.88%, 08/01/2023(g)	515	487	EP Energy LLC / Everest Acquisition Finance Inc
California Resources Corp			6.38%, 06/15/2023	8,480	1,526
8.00%, 12/15/2022(g)	1,876	1,426	7.75%, 09/01/2022	500	115
Callon Petroleum Co			7.75%, 05/15/2026(g)	600	534
6.13%, 10/01/2024	1,783	1,832	8.00%, 11/29/2024(g)	29	19
6.38%, 07/01/2026	765	782	9.38%, 05/01/2024(g)	4,709	1,742

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Oil & Gas (continued)
Extraction Oil & Gas Inc			Parsley Energy LLC / Parsley Finance Corp
5.63%, 02/01/2026(g)	$365	$299	5.25%, 08/15/2025(g)	$395	$398
7.38%, 05/15/2024(g)	450	405	5.38%, 01/15/2025(g)	1,430	1,453
Global Marine Inc			5.63%, 10/15/2027(g)	3,870	3,957
7.00%, 06/01/2028	300	269	6.25%, 06/01/2024(g)	50	52
Gulfport Energy Corp			PBF Holding Co LLC / PBF Finance Corp
6.00%, 10/15/2024	1,567	1,374	7.00%, 11/15/2023	367	378
6.38%, 05/15/2025	1,285	1,131	7.25%, 06/15/2025	1,215	1,251
6.63%, 05/01/2023	918	884	PDC Energy Inc
Halcon Resources Corp			5.75%, 05/15/2026	4,450	4,456
6.75%, 02/15/2025	1,140	732	6.13%, 09/15/2024	620	629
HighPoint Operating Corp			Precision Drilling Corp
7.00%, 10/15/2022	395	383	5.25%, 11/15/2024	4,533	4,295
Hilcorp Energy I LP / Hilcorp Finance Co			6.50%, 12/15/2021	547	549
5.00%, 12/01/2024(g)	1,666	1,654	7.13%, 01/15/2026(g)	450	452
5.75%, 10/01/2025(g)	900	907	7.75%, 12/15/2023	2,230	2,319
6.25%, 11/01/2028(g)	1,050	1,070	Pride International LLC
Indigo Natural Resources LLC			7.88%, 08/15/2040	300	237
6.88%, 02/15/2026(g)	825	765	Puma International Financing SA
Jones Energy Holdings LLC / Jones Energy			5.13%, 10/06/2024(g)	400	361
Finance Corp			QEP Resources Inc
9.25%, 03/15/2023(g)	60	30	5.25%, 05/01/2023	142	138
Laredo Petroleum Inc			5.38%, 10/01/2022	593	583
5.63%, 01/15/2022	304	287	5.63%, 03/01/2026	116	109
Magnolia Oil & Gas Operating LLC / Magnolia			Range Resources Corp
Oil & Gas Finance Corp			4.88%, 05/15/2025	472	435
6.00%, 08/01/2026(g)	285	291	5.00%, 08/15/2022	3,124	3,093
Matador Resources Co			5.00%, 03/15/2023	4,039	3,929
5.88%, 09/15/2026	500	504	5.75%, 06/01/2021	860	886
MEG Energy Corp			Rowan Cos Inc
6.38%, 01/30/2023(g)	17,974	16,985	4.75%, 01/15/2024	2	2
6.50%, 01/15/2025(g)	945	950	4.88%, 06/01/2022	400	387
7.00%, 03/31/2024(g)	20,570	19,509	5.40%, 12/01/2042	5	3
Montage Resources Corp			5.85%, 01/15/2044	430	284
8.88%, 07/15/2023	2,145	2,054	7.38%, 06/15/2025	2,470	2,198
Moss Creek Resources Holdings Inc			Sable Permian Resources Land LLC / AEPB
7.50%, 01/15/2026(g)	725	663	Finance Corp
Murphy Oil Corp			13.00%, 11/30/2020(g)	100	97
4.00%, 06/01/2022	720	719	Seven Generations Energy Ltd
4.45%, 12/01/2022	600	602	5.38%, 09/30/2025(g)	3,130	3,036
5.75%, 08/15/2025	730	750	6.75%, 05/01/2023(g)	125	128
5.87%, 12/01/2042	200	179	6.88%, 06/30/2023(g)	650	666
6.88%, 08/15/2024	300	314	SM Energy Co
Murphy Oil USA Inc			5.00%, 01/15/2024	2,694	2,524
5.63%, 05/01/2027	2,700	2,808	5.63%, 06/01/2025	200	187
6.00%, 08/15/2023	935	957	6.13%, 11/15/2022	2,077	2,098
Nabors Industries Inc			6.63%, 01/15/2027	1,645	1,550
4.63%, 09/15/2021	365	364	6.75%, 09/15/2026	1,469	1,407
5.00%, 09/15/2020	375	381	Southwestern Energy Co
5.50%, 01/15/2023	218	208	6.20%, 01/23/2025	647	636
5.75%, 02/01/2025	125	114	7.50%, 04/01/2026	300	305
Neptune Energy Bondco PLC			7.75%, 10/01/2027	500	506
6.63%, 05/15/2025(g)	800	806	SRC Energy Inc
Noble Holding International Ltd			6.25%, 12/01/2025	1,300	1,235
5.25%, 03/15/2042	320	198	Sunoco LP / Sunoco Finance Corp
6.05%, 03/01/2041	500	328	4.88%, 01/15/2023	500	508
6.20%, 08/01/2040	736	495	5.50%, 02/15/2026	800	814
7.75%, 01/15/2024	266	241	5.88%, 03/15/2028	316	324
7.88%, 02/01/2026(g)	700	677	Teine Energy Ltd
7.95%, 04/01/2025	1,200	1,059	6.88%, 09/30/2022(g)	915	933
Oasis Petroleum Inc			Transocean Guardian Ltd
6.25%, 05/01/2026(g)	3,555	3,430	5.88%, 01/15/2024(g)	960	984
6.88%, 03/15/2022	3,536	3,549	Transocean Inc
Pacific Drilling SA			6.80%, 03/15/2038	1,252	989
8.38%, 10/01/2023(g)	1,000	1,028	7.25%, 11/01/2025(g)	1,000	990
Parkland Fuel Corp			7.50%, 01/15/2026(g)	1,100	1,084
6.00%, 04/01/2026(g)	1,200	1,221	7.50%, 04/15/2031	690	600
			9.00%, 07/15/2023(g)	255	273

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Packaging & Containers - 3.47%
Transocean Inc (continued)			ARD Finance SA
9.35%, 12/15/2041	$200	$188	7.13%, PIK 7.88%, 09/15/2023(h),(i)	$930	$931
Transocean Pontus Ltd			Ardagh Packaging Finance PLC / Ardagh
6.13%, 08/01/2025(g)	851	872	Holdings USA Inc
Ultra Resources Inc			4.25%, 09/15/2022(g)	3,350	3,363
6.88%, 04/15/2022(g)	550	179	4.63%, 05/15/2023(g)	1,780	1,797
Vermilion Energy Inc			6.00%, 02/15/2025(g)	6,505	6,553
5.63%, 03/15/2025(g)	400	397	7.25%, 05/15/2024(g)	2,025	2,133
Vine Oil & Gas LP / Vine Oil & Gas Finance			Ball Corp
Corp			4.00%, 11/15/2023	1,080	1,089
8.75%, 04/15/2023(g)	425	328	4.38%, 12/15/2020	1,625	1,652
W&T Offshore Inc			4.88%, 03/15/2026	1,440	1,492
9.75%, 11/01/2023(g)	229	233	5.00%, 03/15/2022	4,072	4,235
Whiting Petroleum Corp			5.25%, 07/01/2025	755	799
5.75%, 03/15/2021	1,623	1,663	Berry Global Inc
6.25%, 04/01/2023	2,200	2,250	4.50%, 02/15/2026(g)	1,840	1,785
6.63%, 01/15/2026	5,740	5,731	5.13%, 07/15/2023	4,070	4,131
WPX Energy Inc			5.50%, 05/15/2022	400	406
5.25%, 09/15/2024	3,643	3,762	6.00%, 10/15/2022	420	433
5.75%, 06/01/2026	1,599	1,652	BWAY Holding Co
6.00%, 01/15/2022	1,197	1,244	5.50%, 04/15/2024(g)	5,329	5,292
8.25%, 08/01/2023	300	342	7.25%, 04/15/2025(g)	5,340	5,200
		$216,279	Crown Americas LLC / Crown Americas Capital
Oil & Gas Services - 0.54%			Corp IV
Apergy Corp			4.50%, 01/15/2023	3,645	3,723
6.38%, 05/01/2026	500	516	Crown Americas LLC / Crown Americas Capital
Archrock Partners LP / Archrock Partners Finance			Corp V
Corp			4.25%, 09/30/2026	1,400	1,363
6.00%, 10/01/2022	286	288	Crown Americas LLC / Crown Americas Capital
CSI Compressco LP / CSI Compressco Finance			Corp VI
Inc			4.75%, 02/01/2026	3,215	3,267
7.25%, 08/15/2022	848	755	Flex Acquisition Co Inc
Exterran Energy Solutions LP / EES Finance Corp			6.88%, 01/15/2025(g)	818	763
8.13%, 05/01/2025	31	32	7.88%, 07/15/2026(g)	475	445
Forum Energy Technologies Inc			Graphic Packaging International LLC
6.25%, 10/01/2021	3,012	2,832	4.75%, 04/15/2021	120	123
FTS International Inc			4.88%, 11/15/2022	363	371
6.25%, 05/01/2022	125	123	Multi-Color Corp
McDermott Technology Americas Inc /			4.88%, 11/01/2025(g)	625	649
McDermott Technology US Inc			6.13%, 12/01/2022(g)	700	720
10.63%, 05/01/2024(g)	1,100	993	Owens-Brockway Glass Container Inc
Oceaneering International Inc			5.00%, 01/15/2022(g)	4,283	4,384
4.65%, 11/15/2024	2,008	1,907	5.38%, 01/15/2025(g)	200	204
SESI LLC			5.88%, 08/15/2023(g)	1,223	1,280
7.13%, 12/15/2021	265	225	6.38%, 08/15/2025(g)	83	88
7.75%, 09/15/2024	1,250	922	Plastipak Holdings Inc
Telford Offshore Ltd			6.25%, 10/15/2025(g)	20,567	19,230
10.00%, PIK 14.00%, 02/12/2024(h),(i)	298	143	Reynolds Group Issuer Inc / Reynolds
Transocean Phoenix 2 Ltd			Group Issuer LLC / Reynolds Group Issuer
7.75%, 10/15/2024(g)	450	475	(Luxembourg) S.A.
Transocean Proteus Ltd			5.13%, 07/15/2023(g)	7,085	7,188
6.25%, 12/01/2024(g)	657	675	5.75%, 10/15/2020	2,277	2,285
USA Compression Partners LP / USA			6.88%, 02/15/2021	225	226
Compression Finance Corp			7.00%, 07/15/2024(g)	966	999
6.88%, 09/01/2027(g)	3,325	3,500	Sealed Air Corp
Weatherford International LLC			5.13%, 12/01/2024(g)	80	83
9.88%, 03/01/2025	770	539	5.25%, 04/01/2023(g)	2,285	2,376
Weatherford International Ltd			5.50%, 09/15/2025(g)	1,208	1,268
4.50%, 04/15/2022	3,736	2,596	6.50%, 12/01/2020(g)	493	513
5.95%, 04/15/2042	5	3	Silgan Holdings Inc
6.50%, 08/01/2036	169	106	5.50%, 02/01/2022	348	350
6.75%, 09/15/2040	373	237	Trident Merger Sub Inc
7.00%, 03/15/2038	540	343	6.63%, 11/01/2025(g)	13,970	13,027
7.75%, 06/15/2021	1,300	1,144	W/S Packaging Holdings Inc
8.25%, 06/15/2023	880	607	9.00%, 04/15/2023(g)	14,945	16,178
9.88%, 02/15/2024	310	215			$122,394
		$19,176

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pharmaceuticals - 1.89%			Pipelines (continued)
Bausch Health Americas Inc			DCP Midstream Operating LP (continued)
8.50%, 01/31/2027(g)	$2,980	$3,247	5.85%, 05/21/2043(g)	$5,225	$4,833
9.25%, 04/01/2026(g)	1,555	1,730	3 Month USD LIBOR + 7.70%
Bausch Health Cos Inc			6.45%, 11/03/2036(g)	170	173
5.50%, 03/01/2023(g)	1,614	1,620	6.75%, 09/15/2037(g)	490	511
5.50%, 11/01/2025(g)	6,145	6,289	8.13%, 08/16/2030	45	54
5.75%, 08/15/2027(g)	595	620	Delek Logistics Partners LP / Delek Logistics
5.88%, 05/15/2023(g)	2,530	2,549	Finance Corp
6.13%, 04/15/2025(g)	12,350	12,489	6.75%, 05/15/2025	636	636
6.50%, 03/15/2022(g)	3,265	3,379	Energy Transfer LP
7.00%, 03/15/2024(g)	2,717	2,863	4.25%, 03/15/2023	755	754
9.00%, 12/15/2025(g)	1,000	1,108	5.50%, 06/01/2027	1,100	1,149
BioScrip Inc			5.88%, 01/15/2024	1,555	1,648
8.88%, 02/15/2021	560	559	7.50%, 10/15/2020	1,374	1,444
Elanco Animal Health Inc			Energy Transfer Operating LP
3.91%, 08/27/2021(g)	1,075	1,093	7.50%, 10/15/2020	6,060	6,445
4.27%, 08/28/2023(g)	900	935	EnLink Midstream Partners LP
4.90%, 08/28/2028(g)	2,083	2,207	4.15%, 06/01/2025	1,000	963
Endo Dac / Endo Finance LLC / Endo Finco Inc			4.40%, 04/01/2024	1,950	1,935
5.88%, 10/15/2024(g)	200	198	4.85%, 07/15/2026	580	575
6.00%, 07/15/2023(g)	3,187	2,598	5.45%, 06/01/2047	700	618
6.00%, 02/01/2025(g)	4,200	3,208	Genesis Energy LP / Genesis Energy Finance
HLF Financing Sarl LLC / Herbalife International			Corp
Inc			5.63%, 06/15/2024	669	664
7.25%, 08/15/2026(g)	318	324	6.00%, 05/15/2023	1,000	1,011
Horizon Pharma USA Inc			6.25%, 05/15/2026	3,145	3,113
8.75%, 11/01/2024(g)	700	756	6.50%, 10/01/2025	1,951	1,960
NVA Holdings Inc/United States			6.75%, 08/01/2022	1,570	1,592
6.88%, 04/01/2026(g)	12,293	12,385	Hess Infrastructure Partners LP / Hess
Vizient Inc			Infrastructure Partners Finance Corp
6.25%, 05/15/2027(g),(j)	1,755	1,812	5.63%, 02/15/2026(g)	476	487
10.38%, 03/01/2024(g)	4,305	4,643	Holly Energy Partners LP / Holly Energy Finance
		$66,612	Corp
Pipelines - 3.46%			6.00%, 08/01/2024(g)	1,518	1,583
American Midstream Partners LP / American			IFM US Colonial Pipeline 2 LLC
Midstream Finance Corp			6.45%, 05/01/2021(g)	100	103
9.50%, 12/15/2021(g)	700	674	Martin Midstream Partners LP / Martin Midstream
Antero Midstream Partners LP / Antero			Finance Corp
Midstream Finance Corp			7.25%, 02/15/2021	340	333
5.38%, 09/15/2024	6,625	6,754	NGPL PipeCo LLC
Blue Racer Midstream LLC / Blue Racer Finance			4.38%, 08/15/2022(g)	395	405
Corp			4.88%, 08/15/2027(g)	1,481	1,529
6.13%, 11/15/2022(g)	1,030	1,040	7.77%, 12/15/2037(g)	565	694
Buckeye Partners LP			NuStar Logistics LP
6.37%, 01/22/2078(l)	1,650	1,506	4.75%, 02/01/2022	965	975
3 Month USD LIBOR + 4.02%			4.80%, 09/01/2020	2,719	2,753
Cheniere Corpus Christi Holdings LLC			5.63%, 04/28/2027	1,870	1,870
5.13%, 06/30/2027	800	834	6.75%, 02/01/2021	765	795
5.88%, 03/31/2025	3,190	3,437	PBF Logistics LP / PBF Logistics Finance Corp
7.00%, 06/30/2024	2,195	2,461	6.88%, 05/15/2023	1,432	1,464
Cheniere Energy Partners LP			SemGroup Corp
5.25%, 10/01/2025	6,328	6,455	6.38%, 03/15/2025	1,000	953
5.63%, 10/01/2026(g)	3,790	3,915	7.25%, 03/15/2026	260	252
CNX Midstream Partners LP / CNX Midstream			SemGroup Corp / Rose Rock Finance Corp
Finance Corp			5.63%, 07/15/2022	889	881
6.50%, 03/15/2026(g)	1,070	1,034	5.63%, 11/15/2023	2,885	2,741
Crestwood Midstream Partners LP / Crestwood			Summit Midstream Holdings LLC / Summit
Midstream Finance Corp			Midstream Finance Corp
5.63%, 05/01/2027(g)	2,355	2,346	5.50%, 08/15/2022	920	909
5.75%, 04/01/2025	2,337	2,395	5.75%, 04/15/2025	5,327	4,914
6.25%, 04/01/2023	2,515	2,578	Tallgrass Energy Partners LP / Tallgrass Energy
DCP Midstream Operating LP			Finance Corp
3.88%, 03/15/2023	1,818	1,818	4.75%, 10/01/2023(g)	375	379
4.75%, 09/30/2021(g)	581	592	5.50%, 09/15/2024(g)	2,010	2,070
4.95%, 04/01/2022	1,398	1,433	5.50%, 01/15/2028(g)	2,205	2,246
5.38%, 07/15/2025	1,520	1,598
5.60%, 04/01/2044	2,170	2,062

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Pipelines (continued)			REITs (continued)
Targa Resources Partners LP / Targa Resources			Iron Mountain Inc (continued)
Partners Finance Corp			6.00%, 08/15/2023	$920	$943
4.25%, 11/15/2023	$1,100	$1,099	Iron Mountain US Holdings Inc
5.00%, 01/15/2028	4,800	4,716	5.38%, 06/01/2026(g)	3,025	2,995
5.13%, 02/01/2025	2,510	2,566	iStar Inc
5.25%, 05/01/2023	650	658	4.63%, 09/15/2020	25	25
5.38%, 02/01/2027	1,484	1,506	5.25%, 09/15/2022	500	504
5.88%, 04/15/2026	1,800	1,895	6.00%, 04/01/2022	681	697
6.50%, 07/15/2027(g)	2,405	2,576	6.50%, 07/01/2021	400	408
6.75%, 03/15/2024	3,880	4,049	Mack-Cali Realty LP
6.88%, 01/15/2029(g)	1,315	1,420	3.15%, 05/15/2023	320	292
		$121,831	MGM Growth Properties Operating Partnership
Private Equity - 0.15%			LP / MGP Finance Co-Issuer Inc
Icahn Enterprises LP / Icahn Enterprises Finance			4.50%, 09/01/2026	900	889
Corp			5.63%, 05/01/2024	1,315	1,379
5.88%, 02/01/2022	1,883	1,902	MPT Operating Partnership LP / MPT Finance
6.00%, 08/01/2020	200	201	Corp
6.25%, 02/01/2022	1,187	1,223	5.00%, 10/15/2027	1,640	1,644
6.38%, 12/15/2025	1,175	1,225	5.25%, 08/01/2026	3,858	3,930
6.75%, 02/01/2024	857	897	5.50%, 05/01/2024	3,185	3,257
		$5,448	6.38%, 03/01/2024	3,335	3,511
Real Estate - 0.34%			RHP Hotel Properties LP / RHP Finance Corp
Five Point Operating Co LP / Five Point Capital			5.00%, 04/15/2023	1,090	1,109
Corp			SBA Communications Corp
7.88%, 11/15/2025(g)	1,736	1,732	4.00%, 10/01/2022	1,350	1,357
Greystar Real Estate Partners LLC			4.88%, 07/15/2022	1,288	1,306
5.75%, 12/01/2025(g)	936	941	4.88%, 09/01/2024	1,723	1,750
Howard Hughes Corp/The			Starwood Property Trust Inc
5.38%, 03/15/2025(g)	1,350	1,361	3.63%, 02/01/2021	4,751	4,728
Hunt Cos Inc			4.75%, 03/15/2025	1,091	1,093
6.25%, 02/15/2026(g)	1,175	1,104	5.00%, 12/15/2021	1,715	1,751
Kennedy-Wilson Inc			Uniti Group LP / Uniti Fiber Holdings Inc / CSL
5.88%, 04/01/2024	1,350	1,364	Capital LLC
Realogy Group LLC / Realogy Co-Issuer Corp			7.13%, 12/15/2024(g)	18,390	16,643
4.88%, 06/01/2023(g)	845	806	Uniti Group LP / Uniti Group Finance Inc / CSL
5.25%, 12/01/2021(g)	1,150	1,158	Capital LLC
9.38%, 04/01/2027(g)	2,725	2,830	6.00%, 04/15/2023(g)	1,197	1,149
WeWork Cos Inc			8.25%, 10/15/2023	16,235	15,119
7.88%, 05/01/2025(g)	640	633	VICI Properties 1 LLC / VICI FC Inc
		$11,929	8.00%, 10/15/2023	5,060	5,541
REITs - 3.03%			Washington Prime Group LP
CBL & Associates LP			3.85%, 04/01/2020	1,005	1,002
5.25%, 12/01/2023	25	18	5.95%, 08/15/2024	1,660	1,540
5.95%, 12/15/2026	500	349			$106,695
CoreCivic Inc			Retail - 2.54%
4.63%, 05/01/2023	948	921	1011778 BC ULC / New Red Finance Inc
4.75%, 10/15/2027	836	721	4.25%, 05/15/2024(g)	9,496	9,354
CyrusOne LP / CyrusOne Finance Corp			5.00%, 10/15/2025(g)	3,645	3,617
5.00%, 03/15/2024	702	718	Asbury Automotive Group Inc
5.38%, 03/15/2027	769	796	6.00%, 12/15/2024	300	310
Equinix Inc			Beacon Roofing Supply Inc
5.38%, 01/01/2022	404	414	4.88%, 11/01/2025(g)	4,350	4,185
5.38%, 04/01/2023	1,450	1,480	Bed Bath & Beyond Inc
5.38%, 05/15/2027	2,865	3,033	5.17%, 08/01/2044	1,124	832
5.75%, 01/01/2025	2,206	2,289	Brinker International Inc
5.88%, 01/15/2026	3,503	3,700	5.00%, 10/01/2024(g)	1,050	1,047
ESH Hospitality Inc			Caleres Inc
5.25%, 05/01/2025(g)	3,864	3,878	6.25%, 08/15/2023	1,110	1,152
GEO Group Inc/The			Carvana Co
5.13%, 04/01/2023	640	598	8.88%, 10/01/2023(g)	700	731
5.88%, 01/15/2022	700	690	Conn's Inc
5.88%, 10/15/2024	1,000	915	7.25%, 07/15/2022	229	229
6.00%, 04/15/2026	1,100	985	Cumberland Farms Inc
Iron Mountain Inc			6.75%, 05/01/2025(g)	127	134
4.38%, 06/01/2021(g)	1,000	1,006	DriveTime Automotive Group Inc / Bridgecrest
4.88%, 09/15/2027(g)	3,561	3,448	Acceptance Corp
5.25%, 03/15/2028(g)	5,665	5,580	8.00%, 06/01/2021(g)	230	233
5.75%, 08/15/2024	590	594

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Retail (continued)			Retail (continued)
Ferrellgas LP / Ferrellgas Finance Corp			Suburban Propane Partners LP/Suburban Energy
6.50%, 05/01/2021	$191	$170	Finance Corp
6.75%, 01/15/2022	450	398	5.50%, 06/01/2024	$1,073	$1,068
6.75%, 06/15/2023	710	628	5.88%, 03/01/2027	750	729
Ferrellgas Partners LP / Ferrellgas Partners			Yum! Brands Inc
Finance Corp			3.75%, 11/01/2021	1,510	1,506
8.63%, 06/15/2020	100	75	3.88%, 11/01/2020	210	211
FirstCash Inc			3.88%, 11/01/2023	20	20
5.38%, 06/01/2024(g)	114	117	5.35%, 11/01/2043	83	73
GameStop Corp			6.88%, 11/15/2037	750	773
6.75%, 03/15/2021(g)	200	200			$89,471
Gap Inc/The			Semiconductors - 0.40%
5.95%, 04/12/2021	1,050	1,094	Advanced Micro Devices Inc
Golden Nugget Inc			7.00%, 07/01/2024	106	110
6.75%, 10/15/2024(g)	1,661	1,698	7.50%, 08/15/2022	2,700	3,017
8.75%, 10/01/2025(g)	1,475	1,545	Amkor Technology Inc
Group 1 Automotive Inc			6.63%, 09/15/2027(g)	1,720	1,753
5.00%, 06/01/2022	350	355	Entegris Inc
5.25%, 12/15/2023(g)	284	291	4.63%, 02/10/2026(g)	411	411
Guitar Center Escrow Issuer Inc			Micron Technology Inc
9.50%, 10/15/2021(g)	1,175	1,144	5.50%, 02/01/2025	1,150	1,184
IRB Holding Corp			NXP BV / NXP Funding LLC
6.75%, 02/15/2026(g)	135	134	4.13%, 06/01/2021(g)	3,340	3,406
KFC Holding Co/Pizza Hut Holdings LLC/Taco			Qorvo Inc
Bell of America LLC			5.50%, 07/15/2026(g)	425	443
4.75%, 06/01/2027(g)	1,940	1,926	Sensata Technologies UK Financing Co PLC
5.00%, 06/01/2024(g)	900	920	6.25%, 02/15/2026(g)	3,588	3,790
5.25%, 06/01/2026(g)	4,600	4,744			$14,114
L Brands Inc			Software - 2.03%
5.25%, 02/01/2028	560	501	Ascend Learning LLC
5.63%, 02/15/2022	1,000	1,038	6.88%, 08/01/2025(g)	2,491	2,522
5.63%, 10/15/2023	165	170	6.88%, 08/01/2025(g)	3,450	3,506
6.69%, 01/15/2027	333	326	Camelot Finance SA
6.75%, 07/01/2036	450	392	7.88%, 10/15/2024(g)	1,610	1,695
6.88%, 11/01/2035	644	572	CDK Global Inc
7.60%, 07/15/2037	500	434	3.80%, 10/15/2019	545	546
Men's Wearhouse Inc/The			4.88%, 06/01/2027	984	994
7.00%, 07/01/2022	16	16	5.00%, 10/15/2024	1,981	2,052
Neiman Marcus Group Ltd LLC			Change Healthcare Holdings LLC / Change
8.00%, 10/15/2021(g)	1,095	602	Healthcare Finance Inc
Party City Holdings Inc			5.75%, 03/01/2025(g)	1,550	1,536
6.63%, 08/01/2026(g)	242	240	Fair Isaac Corp
Penske Automotive Group Inc			5.25%, 05/15/2026(g)	75	78
3.75%, 08/15/2020	4,365	4,369	First Data Corp
5.38%, 12/01/2024	131	133	5.00%, 01/15/2024(g)	2,200	2,255
5.50%, 05/15/2026	2,536	2,530	5.38%, 08/15/2023(g)	1,405	1,436
5.75%, 10/01/2022	965	981	5.75%, 01/15/2024(g)	3,032	3,125
PetSmart Inc			Genesys Telecommunications Laboratories
5.88%, 06/01/2025(g)	1,592	1,443	Inc/Greeneden Lux 3 Sarl
7.13%, 03/15/2023(g)	1,505	1,332	10.00%, 11/30/2024(g)	1,962	2,148
8.88%, 06/01/2025(g)	650	578	Infor Software Parent LLC / Infor Software Parent
PriSo Acquisition Corp			Inc
9.00%, 05/15/2023(g)	141	141	7.13%, PIK 7.88%, 05/01/2021(g),(h),(i)	4,004	4,014
QVC Inc			Infor US Inc
4.85%, 04/01/2024	745	762	6.50%, 05/15/2022	2,087	2,124
5.45%, 08/15/2034	835	801	Informatica LLC
Rite Aid Corp			7.13%, 07/15/2023(g)	1,975	2,019
6.13%, 04/01/2023(g)	1,850	1,573	IQVIA Inc
Signet UK Finance PLC			4.88%, 05/15/2023(g)	1,350	1,372
4.70%, 06/15/2024	106	95	5.00%, 10/15/2026(g)	4,562	4,659
Sonic Automotive Inc			j2 Cloud Services LLC / j2 Global Co-Obligor Inc
6.13%, 03/15/2027	801	777	6.00%, 07/15/2025(g)	2,134	2,225
SRS Distribution Inc			MSCI Inc
8.25%, 07/01/2026(g)	18,720	18,299	4.75%, 08/01/2026(g)	1,235	1,266
Staples Inc			5.25%, 11/15/2024(g)	2,160	2,224
7.50%, 04/15/2026(g)	8,625	8,641	5.38%, 05/15/2027(g)	300	315
10.75%, 04/15/2027(g)	1,065	1,082	5.75%, 08/15/2025(g)	2,365	2,477

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Software (continued)			Telecommunications (continued)
Nuance Communications Inc			Frontier Communications Corp (continued)
5.63%, 12/15/2026	$2,740	$2,799	7.88%, 01/15/2027	$200	$103
6.00%, 07/01/2024	3,305	3,384	8.50%, 04/01/2026(g)	1,950	1,838
Open Text Corp			8.75%, 04/15/2022	760	526
5.63%, 01/15/2023(g)	235	241	9.00%, 08/15/2031	6,038	3,426
5.88%, 06/01/2026(g)	5,339	5,592	11.00%, 09/15/2025	6,644	4,302
PTC Inc			10.50%, 09/15/2022	1,884	1,375
6.00%, 05/15/2024	550	576	Frontier Florida LLC
Rackspace Hosting Inc			6.86%, 02/01/2028	351	318
8.63%, 11/15/2024(g)	8,185	7,633	Gogo Intermediate Holdings LLC / Gogo Finance
Riverbed Technology Inc			Co Inc
8.88%, 03/01/2023(g)	300	207	12.50%, 07/01/2022(g)	800	862
Solera LLC / Solera Finance Inc			GTT Communications Inc
10.50%, 03/01/2024(g)	2,115	2,295	7.88%, 12/31/2024(g)	38,900	36,664
SS&C Technologies Inc			Hughes Satellite Systems Corp
5.50%, 09/30/2027(g)	3,480	3,569	5.25%, 08/01/2026	1,054	1,061
Veritas US Inc / Veritas Bermuda Ltd			6.50%, 06/15/2019	1,928	1,935
10.50%, 02/01/2024(g)	850	774	6.63%, 08/01/2026	1,060	1,072
		$71,658	7.63%, 06/15/2021	320	342
Storage & Warehousing - 0.02%			Inmarsat Finance PLC
Algeco Global Finance Plc			4.88%, 05/15/2022(g)	1,500	1,515
8.00%, 02/15/2023(g)	600	613	Intelsat Connect Finance SA
Mobile Mini Inc			9.50%, 02/15/2023(g)	1,700	1,577
5.88%, 07/01/2024	230	237	Intelsat Jackson Holdings SA
		$850	5.50%, 08/01/2023	12,315	11,145
Telecommunications - 7.55%			8.00%, 02/15/2024(g)	1,565	1,633
Altice France SA/France			8.50%, 10/15/2024(g)	4,430	4,385
6.25%, 05/15/2024(g)	2,742	2,811	9.50%, 09/30/2022(g)	400	462
7.38%, 05/01/2026(g)	11,446	11,596	9.75%, 07/15/2025(g)	1,265	1,298
8.13%, 02/01/2027(g)	4,550	4,754	Intelsat Luxembourg SA
Anixter Inc			8.13%, 06/01/2023	2,930	2,216
5.13%, 10/01/2021	500	516	Iridium Communications Inc
5.50%, 03/01/2023	511	537	10.25%, 04/15/2023(g)	116	128
C&W Senior Financing DAC			Koninklijke KPN NV
6.88%, 09/15/2027(g)	750	751	7.00%, 03/28/2073(g),(l)	405	427
CenturyLink Inc			USD Swap Semi-Annual 10 Year + 5.33%
5.63%, 04/01/2020	1,110	1,129	Level 3 Financing Inc
5.63%, 04/01/2025	2,270	2,236	5.13%, 05/01/2023	4,067	4,109
5.80%, 03/15/2022	1,215	1,248	5.25%, 03/15/2026	480	487
6.45%, 06/15/2021	1,045	1,089	5.38%, 08/15/2022	690	693
6.75%, 12/01/2023	455	483	5.38%, 01/15/2024	5,700	5,771
6.88%, 01/15/2028	12,022	11,770	5.38%, 05/01/2025	383	390
7.50%, 04/01/2024	770	827	5.63%, 02/01/2023	1,753	1,771
7.60%, 09/15/2039	500	437	Level 3 Parent LLC
7.65%, 03/15/2042	1,000	880	5.75%, 12/01/2022	864	871
Cincinnati Bell Inc			Nokia OYJ
7.00%, 07/15/2024(g)	904	834	3.38%, 06/12/2022	520	519
8.00%, 10/15/2025(g)	140	128	4.38%, 06/12/2027	495	496
CommScope Inc			6.63%, 05/15/2039	716	763
5.00%, 06/15/2021(g)	250	250	Plantronics Inc
5.50%, 03/01/2024(g)	1,200	1,252	5.50%, 05/31/2023(g)	336	339
5.50%, 06/15/2024(g)	752	757	Qwest Capital Funding Inc
6.00%, 03/01/2026(g)	4,970	5,262	6.88%, 07/15/2028	379	349
8.25%, 03/01/2027(g)	2,955	3,191	7.75%, 02/15/2031	415	382
CommScope Technologies LLC			Qwest Corp
5.00%, 03/15/2027(g)	2,775	2,594	6.75%, 12/01/2021	1,370	1,463
6.00%, 06/15/2025(g)	6,648	6,752	6.88%, 09/15/2033	5,235	5,235
Consolidated Communications Inc			7.25%, 09/15/2025	1,458	1,593
6.50%, 10/01/2022	1,275	1,210	Sable International Finance Ltd
DKT Finance ApS			6.88%, 08/01/2022(g)	546	571
9.38%, 06/17/2023(g)	125	135	Sprint Capital Corp
Embarq Corp			6.88%, 11/15/2028	2,692	2,578
8.00%, 06/01/2036	5,222	5,150	8.75%, 03/15/2032	1,793	1,883
Frontier Communications Corp			Sprint Communications Inc
6.25%, 09/15/2021	10	8	6.00%, 11/15/2022	6,139	6,177
6.88%, 01/15/2025	885	469	7.00%, 08/15/2020	1,739	1,804
7.13%, 01/15/2023	445	277	9.25%, 04/15/2022	300	347
7.63%, 04/15/2024	1,225	677	11.50%, 11/15/2021	1,159	1,333

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)			Trucking & Leasing - 0.52%
Sprint Corp			AerCap Global Aviation Trust
7.13%, 06/15/2024	$15,753	$15,787	6.50%, 06/15/2045(g),(l)	$400	$408
7.25%, 09/15/2021	3,188	3,339	3 Month USD LIBOR + 4.30%
7.63%, 02/15/2025	1,712	1,729	Avolon Holdings Funding Ltd
7.63%, 03/01/2026	6,185	6,185	5.13%, 10/01/2023(g)	1,050	1,088
7.88%, 09/15/2023	8,200	8,542	5.25%, 05/15/2024(g)	500	522
Telecom Italia Capital SA			Fly Leasing Ltd
6.00%, 09/30/2034	2,149	1,988	5.25%, 10/15/2024	1,000	972
6.38%, 11/15/2033	1,115	1,084	Fortress Transportation & Infrastructure Investors
7.20%, 07/18/2036	1,532	1,570	LLC
7.72%, 06/04/2038	550	573	6.50%, 10/01/2025(g)	500	513
Telecom Italia SpA/Milano			6.75%, 03/15/2022(g)	1,250	1,284
5.30%, 05/30/2024(g)	2,400	2,391	Park Aerospace Holdings Ltd
Telefonaktiebolaget LM Ericsson			4.50%, 03/15/2023(g)	1,832	1,852
4.13%, 05/15/2022	1,100	1,119	5.25%, 08/15/2022(g)	6,833	7,113
Telesat Canada / Telesat LLC			5.50%, 02/15/2024(g)	4,302	4,535
8.88%, 11/15/2024(g)	425	461			$18,287
T-Mobile USA Inc			TOTAL BONDS		$2,985,541
4.50%, 02/01/2026	3,000	3,013	SENIOR FLOATING RATE INTERESTS	Principal
4.75%, 02/01/2028	2,400	2,421	- 11.61%	Amount (000's) Value (000's)
5.13%, 04/15/2025	500	515	Automobile Parts & Equipment - 0.89%
5.38%, 04/15/2027	519	546	Dexko Global Inc
6.00%, 03/01/2023	3,662	3,768	10.85%, 07/24/2025(m)	$13,544	$13,408
6.00%, 04/15/2024	4,597	4,786	US LIBOR + 8.25%
6.38%, 03/01/2025	2,742	2,851	Truck Hero Inc
6.50%, 01/15/2024	312	323	10.75%, 05/16/2025(m)	18,532	17,883
6.50%, 01/15/2026	3,650	3,904	US LIBOR + 8.25%
Trilogy International Partners LLC / Trilogy					$31,291
International Finance Inc			Commercial Services - 0.52%
8.88%, 05/01/2022(g)	100	98	KUEHG Corp
United States Cellular Corp			10.85%, 08/22/2025(m)	8,306	8,223
6.70%, 12/15/2033	300	319	Learning Care Group US No 2 Inc
ViaSat Inc			10.09%, 03/13/2026(m)	6,500	6,419
5.63%, 09/15/2025(g)	4,690	4,655	US LIBOR + 7.50%
5.63%, 04/15/2027(g)	500	510	Team Health Holdings Inc
Wind Tre SpA			5.24%, 02/06/2024(m)	4,124	3,861
5.00%, 01/20/2026(g)	4,580	4,186	US LIBOR + 2.75%
WTT Investment Ltd/Hong Kong					$18,503
5.50%, 11/21/2022(g)	650	663	Computers - 0.79%
		$265,870	Optiv Security Inc
Toys, Games & Hobbies - 0.15%			9.75%, 01/13/2025(m)	5,820	5,471
Mattel Inc			US LIBOR + 7.25%
2.35%, 08/15/2021	1,000	957	Peak 10 Holding Corp
3.15%, 03/15/2023	1,000	921	9.99%, 07/24/2025(m)	15,795	13,929
4.35%, 10/01/2020	365	367	US LIBOR + 7.25%
5.45%, 11/01/2041	214	162	TierPoint LLC
6.20%, 10/01/2040	150	121	9.75%, 05/05/2025(m)	9,255	8,422
6.75%, 12/31/2025(g)	2,650	2,651	US LIBOR + 7.25%
		$5,179			$27,822
Transportation - 0.11%			Cosmetics & Personal Care - 0.12%
Navios Maritime Acquisition Corp / Navios			Wellness Merger Sub Inc
Acquisition Finance US Inc			11.36%, 06/27/2025(m)	4,330	4,319
8.13%, 11/15/2021(g)	200	166	Distribution & Wholesale - 0.11%
Neovia Logistics Services LLC / SPL Logistics			American Tire Distributors Inc
Finance Corp			8.66%, 09/01/2023(m)	2,297	2,285
8.88%, 08/01/2020(g)	125	125	US LIBOR + 6.00%
Teekay Offshore Partners LP/Teekay Offshore			10.13%, 08/30/2024(m)	1,527	1,428
Finance Corp			US LIBOR + 7.50%
8.50%, 07/15/2023(g)	775	773			$3,713
Watco Cos LLC / Watco Finance Corp
6.38%, 04/01/2023(g)	270	272	Electronics - 0.33%
XPO CNW Inc			Deliver Buyer Inc
6.70%, 05/01/2034	347	309	7.60%, 05/01/2024(m)	11,522	11,493
XPO Logistics Inc			US LIBOR + 5.00%
6.13%, 09/01/2023(g)	620	633	Entertainment - 0.14%
6.50%, 06/15/2022(g)	1,389	1,420	Mohegan Gaming & Entertainment
		$3,698	6.50%, 09/30/2023(m)	2,129	2,035
			US LIBOR + 4.00%

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2019 (unaudited)

SENIOR FLOATING RATE INTERESTS	Principal		SENIOR FLOATING RATE INTERESTS	Principal
(continued)	Amount (000’s) Value (000’s)		(continued)	Amount (000’s) Value (000’s)
Entertainment (continued)			Miscellaneous Manufacturers - 0.84%
SeaWorld Parks & Entertainment Inc			UTEX Industries Inc
5.50%, 04/01/2024(m)	$2,947	$2,935	6.50%, 05/21/2021(m)	$10,728	$10,370
US LIBOR + 3.00%			US LIBOR + 4.00%
		$4,970	9.75%, 05/22/2022(m)	20,650	19,411
Healthcare - Products - 0.05%			US LIBOR + 7.25%
Mallinckrodt International Finance SA					$29,781
5.35%, 09/24/2024(m)	1,683	1,507	Packaging & Containers - 0.10%
US LIBOR + 2.75%			Berlin Packaging LLC
5.69%, 02/24/2025(m)	223	201	5.51%, 11/07/2025(m)	2,040	2,013
US LIBOR + 3.00%			US LIBOR + 3.00%
		$1,708	BWAY Holding Co
Healthcare - Services - 2.58%			5.85%, 04/03/2024(m)	1,652	1,629
Aveanna Healthcare LLC			US LIBOR + 3.25%
8.13%, 03/18/2024(m)	7,069	6,945			$3,642
US LIBOR + 5.50%			Pharmaceuticals - 0.53%
10.63%, 03/16/2025(m)	6,940	6,532	Lanai Holdings III Inc
US LIBOR + 8.00%			7.49%, 08/29/2022(m)	3,195	3,151
Civitas Solutions Inc			US LIBOR + 4.75%
11.00%, 03/08/2027(m)	15,170	14,867	11.24%, 08/14/2023(m)	5,170	4,911
US LIBOR + 0.00%			US LIBOR + 8.50%
Dentalcorp Perfect Smile ULC			Packaging Coordinators Midco Inc
10.00%, 06/08/2026(m)	1,199	1,178	11.36%, 06/29/2024(m)	10,740	10,686
US LIBOR + 7.50%			US LIBOR + 8.75%
10.00%, 06/08/2026(m)	9,280	9,118			$18,748
US LIBOR + 7.50%			Real Estate - 0.03%
10.00%, 06/01/2026(m)	6,451	6,338	Realogy Group LLC
US LIBOR + 7.50%			4.73%, 02/08/2025(m)	1,104	1,077
MPH Acquisition Holdings LLC			US LIBOR + 2.25%
5.35%, 05/25/2023(m)	2,406	2,381	Retail - 0.04%
US LIBOR + 3.00%			Bass Pro Group LLC
Tivity Health Inc			7.50%, 09/25/2024(m)	1,318	1,315
7.86%, 03/17/2026(m)	2,024	1,993	US LIBOR + 5.00%
US LIBOR + 5.25%			Software - 1.34%
US Renal Care Inc			Evergreen Skills Lux Sarl
6.85%, 12/30/2022(m)	23,239	23,254	7.27%, 04/23/2021(m)	24,606	20,521
US LIBOR + 4.25%			US LIBOR + 4.75%
10.60%, 11/17/2023(m)	18,185	18,196	10.75%, 04/28/2022(m)	14,067	4,009
US LIBOR + 8.00%			US LIBOR + 8.25%
		$90,802	MH Sub I LLC
Insurance - 1.45%			9.95%, 09/15/2025(m)	22,499	22,528
Asurion LLC			US LIBOR + 7.50%
9.00%, 08/04/2025(m)	48,215	49,119			$47,058
US LIBOR + 6.50%			Telecommunications - 0.17%
Sedgwick Claims Management Services Inc			Altice France SA/France
5.75%, 11/06/2025(m)	1,985	1,979	6.47%, 08/14/2026(m)	4,482	4,380
US LIBOR + 3.25%			US LIBOR + 4.00%
		$51,098	CenturyLink Inc
Investment Companies - 0.22%			5.24%, 01/31/2025(m)	1,652	1,641
Masergy Holdings Inc			US LIBOR + 2.75%
10.10%, 12/16/2024(m)	5,393	5,258			$6,021
US LIBOR + 7.50%			TOTAL SENIOR FLOATING RATE INTERESTS		$408,898
Zest Acquisition Corp			Total Investments		$3,466,849
9.98%, 03/06/2026(m)	2,580	2,399	Other Assets and Liabilities - 1.61%		56,641
US LIBOR + 7.50%			TOTAL NET ASSETS - 100.00%		$3,523,490
		$7,657
Lodging - 0.59%
Parq Holdings LP			(a) Non-income producing security
10.10%, 12/17/2020(m)	20,865	20,761	(b)	The value of these investments was determined using significant unobservable
US LIBOR + 7.50%			inputs.
Machinery - Diversified - 0.46%			(c)	Fair value of these investments is determined in good faith by the Manager
Engineered Machinery Holdings Inc			under procedures established and periodically reviewed by the Board of
9.85%, 07/25/2025(m)	16,681	16,320	Directors. Certain inputs used in the valuation may be unobservable; however,
US LIBOR + 7.25%			each security is evaluated individually for purposes of ASC 820 which results
			in not all securities being identified as Level 3 of the fair value hierarchy.
Metal Fabrication & Hardware - 0.31%			At the end of the period, the fair value of these securities totaled $64,738 or
Crosby US Acquisition Corp			1.84% of net assets.
5.46%, 11/23/2020(m)	10,921	10,799	(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more
US LIBOR + 3.00%			information.

See accompanying notes.

Schedule of Investments High Yield Fund I April 30, 2019 (unaudited)

(e)	Affiliated Security. Security is either an affiliate (and registered under the	(l)	Rate shown is as of period end. The rate may be a variable or floating rate or
	Investment Company Act of 1940) or an affiliate as defined by the Investment	a fixed rate which may convert to a variable or floating rate in the future.
	Company Act of 1940 (controls 5.0% or more of the outstanding voting	(m)	Rate information disclosed is based on an average weighted rate of the
	shares of the security). Please see affiliated sub-schedule for transactional	underlying tranches as of period end.
	information.
(f)	Current yield shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of	Portfolio Summary (unaudited)
	1933. These securities may be resold in transactions exempt from registration,	Sector	Percent
	normally to qualified institutional buyers. At the end of the period, the value of	Consumer, Non-cyclical	18.98%
	these securities totaled $1,774,352 or 50.36% of net assets.	Communications	15.83%
		Consumer, Cyclical	12.90%
(h)	Certain variable rate securities are not based on a published reference rate	Financial	11.78%
	and spread but are determined by the issuer or agent and are based on current	Industrial	11.71%
	market conditions. These securities do not indicate a reference rate and	Energy	10.97%
	spread in their description. Rate shown is the rate in effect as of period end.	Technology	6.18%
(i)	Payment in kind; the issuer has the option of paying additional securities in	Basic Materials	5.53%
	lieu of cash.	Utilities	2.49%
(j)	Security purchased on a when-issued basis.	Money Market Funds	1.98%
(k)	Perpetual security. Perpetual securities pay an indefinite stream of interest,	Diversified	0.04%
	but they may be called by the issuer at an earlier date. Date shown, if any,	Other Assets and Liabilities	1.61%
	reflects the next call date or final legal maturity date. Rate shown is as of	TOTAL NET ASSETS	100.00%
	period end.

Affiliated Securities	October 31, 2018	Purchases		Sales	April 30, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%	$218,558		$810,331	$959,019		$69,870
	$218,558		$810,331	$959,019		$69,870

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$1,121	$—		$—	$ —
	$1,121	$—		$—	$ —
Amounts in thousands

Restricted Securities

Security Name			Acquisition Date		Cost		Value	Percent of Net Assets
General Motors Co - 0.00%, 03/15/2036			01/31/2013	$	— $		—	0.00%
General Motors Co - 0.00%, 12/01/2020			04/11/2013		—		—	0.00%
General Motors Co - 0.00%, 05/01/2028			01/31/2013		—		—	0.00%
General Motors Co - 0.00%, 07/15/2023			01/31/2013		—		—	0.00%
General Motors Co - 0.00%, 07/15/2033			01/31/2013		—		—	0.00%
General Motors Co - 0.00%, 12/01/2020			04/11/2013		—		—	0.00%
General Motors Co - 0.00%, 09/01/2025			01/31/2013		—		—	0.00%
General Motors Co - 0.00%, 07/15/2033			04/11/2013		—		—	0.00%
General Motors Co - 0.00%, 03/06/2032			04/11/2013		—		—	0.00%
Neebo, Inc - Warrants			07/05/2012		—		—	0.00%
Neebo, Inc - Warrants			07/05/2012		—		—	0.00%
Real Alloy Holding Inc - 12.60%, 11/30/2023			05/31/2018		4,391		4,391	0.12%
Specialty Steel - 12.85%, 11/15/2022			11/15/2017		8,680		8,680	0.25%
SportsNet New York - 10.25%, 01/15/2025			12/27/2017		4,068		4,337	0.12%
Total					$		17,408	0.49%
Amounts in thousands.

Exchange Cleared Credit Default Swaps

Sell Protection
	Implied Credit
	Spread as		(Pay)/			Upfront	Unrealized
	of April 30,		Receive Fixed Payment		Notional	Payments/	Appreciation/
Reference Entity	2019	(a)	Rate Frequency	Maturity Date	Amount (b)	(Receipts)	(Depreciation)	Fair Value (c)
CDX.NA.HY.32	N/A		5.00% Quarterly	06/20/2024	$ 125,500	$ 8,872	$ 708	$9,580
Total					$ 8,872 $		708	$9,580
Amounts in thousands.

(a) Implied credit spreads, represented in absolute terms, used in determining the market value of credit default swap agreements on corporate issues or sovereign issues as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
High Yield Fund I
April 30, 2019 (unaudited)

Exchange Cleared Credit Default Swaps (continued)

(b) The maximum potential payment amount that the seller of credit protection could be required to make if a credit event occurs as defined under the terms of that particular swap agreement is $125,500.

(c) The market price and resulting market value for credit default swap agreements on an issuer serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit default swap as of the period end. Increasing market values, in absolute terms, when compared to the notional amount of the swap, represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

See accompanying notes.

Schedule of Investments
Income Fund
April 30, 2019 (unaudited)

COMMON STOCKS - 1.24%	Shares Held Value (000's)			Principal
Diversified Financial Services - 0.00%			BONDS (continued)	Amount (000’s) Value (000’s)
Adelphia Recovery Trust (a),(b),(c)	658,740	$—	Banks (continued)
Electric - 0.11%			Morgan Stanley
GenOn Energy - Class A (a),(b)	23,170	3,244	2.65%, 01/27/2020	$5,000	$4,997
Oil & Gas - 0.18%			3.95%, 04/23/2027	10,000	10,098
Riviera Resources Inc (a)	258,490	3,877	4.00%, 07/23/2025	5,000	5,198
Roan Resources Inc (a)	258,490	1,466	4.88%, 11/01/2022	2,000	2,117
		$5,343	5.50%, 07/28/2021	5,000	5,278
Transportation - 0.95%			PNC Bank NA
Trailer Bridge Inc (a),(b),(c),(d)	152,807	27,831	2.95%, 02/23/2025	10,000	9,977
TOTAL COMMON STOCKS		$36,418	3.10%, 10/25/2027	4,750	4,735
INVESTMENT COMPANIES - 2.69%	Shares Held Value (000's)		PNC Financial Services Group Inc/The
			6.75%, 07/29/2049(h),(i)	18,000	19,147
Money Market Funds - 2.69%			3 Month USD LIBOR + 3.68%
Principal Government Money Market Fund	79,182,600	79,183	SunTrust Bank/Atlanta GA
2.38%(e),(f)			2.75%, 05/01/2023	15,000	14,866
TOTAL INVESTMENT COMPANIES		$79,183	3.30%, 05/15/2026	5,000	4,948
	Principal		SunTrust Banks Inc
BONDS - 61.90%	Amount (000's) Value (000's)		2.70%, 01/27/2022	9,000	8,963
Airlines - 0.26%			US Bancorp
United Airlines 2013-1 Class A Pass Through			2.95%, 07/15/2022	5,000	5,026
Trust			3.00%, 03/15/2022	2,000	2,016
4.30%, 02/15/2027	$7,488	$7,765	3.60%, 09/11/2024	9,500	9,810
Apparel - 0.45%			4.13%, 05/24/2021	3,000	3,087
Under Armour Inc			US Bank NA/Cincinnati OH
3.25%, 06/15/2026	14,250	13,148	2.80%, 01/27/2025	5,000	4,971
Automobile Floor Plan Asset Backed Securities - 1.29%			Wells Fargo & Co
Ally Master Owner Trust			3.07%, 01/24/2023	16,000	16,031
2.90%, 06/15/2022	15,000	15,027	6.38%, 12/31/2049(i)	15,000	15,075
1.00 x 1 Month USD LIBOR + 0.43%			3 Month USD LIBOR + 3.77%
Navistar Financial Dealer Note Master Owner					$302,145
Trust II			Beverages - 1.07%
3.11%, 09/25/2023(g)	6,000	6,013	Anheuser-Busch Cos LLC / Anheuser-Busch
1.00 x 1 Month USD LIBOR + 0.63%			InBev Worldwide Inc
Nissan Master Owner Trust Receivables			4.70%, 02/01/2036(g)	11,500	11,685
3.03%, 02/15/2024	17,000	17,070	Anheuser-Busch InBev Worldwide Inc
1.00 x 1 Month USD LIBOR + 0.56%			2.50%, 07/15/2022	9,000	8,921
		$38,110	4.90%, 01/23/2031	10,000	10,844
Automobile Manufacturers - 0.50%					$31,450
American Honda Finance Corp			Biotechnology - 2.23%
2.30%, 09/09/2026	4,750	4,473	Amgen Inc
3.80%, 09/20/2021(g)	10,000	10,235	3.63%, 05/15/2022	4,500	4,609
		$14,708	3.88%, 11/15/2021	13,000	13,311
Banks - 10.26%			Celgene Corp
Bank of America Corp			3.45%, 11/15/2027	5,000	4,949
2.88%, 04/24/2023(h)	15,000	14,942	3.90%, 02/20/2028	10,000	10,222
3 Month USD LIBOR + 1.02%			Gilead Sciences Inc
3.88%, 08/01/2025	7,000	7,246	3.50%, 02/01/2025	4,750	4,841
6.75%, 06/01/2028	2,000	2,414	3.65%, 03/01/2026	18,000	18,399
Bank of New York Mellon Corp/The			4.40%, 12/01/2021	9,000	9,342
2.20%, 08/16/2023	9,500	9,222			$65,673
2.60%, 08/17/2020	9,500	9,502	Chemicals - 0.91%
2.80%, 05/04/2026	4,500	4,425	Airgas Inc
3.00%, 10/30/2028	7,000	6,786	2.38%, 02/15/2020	7,000	6,989
Citigroup Inc			3.65%, 07/15/2024	6,750	6,962
3.88%, 03/26/2025	20,000	20,332	OCI NV
4.45%, 09/29/2027	8,000	8,303	6.63%, 04/15/2023(g)	1,600	1,666
4.50%, 01/14/2022	4,000	4,164	Westlake Chemical Corp
Cullen/Frost Bankers Inc			3.60%, 08/15/2026	11,500	11,284
4.50%, 03/17/2027	11,000	11,139			$26,901
Goldman Sachs Group Inc/The			Commercial Services - 0.59%
3.50%, 11/16/2026	9,000	8,873	ERAC USA Finance LLC
3.63%, 01/22/2023	4,000	4,080	3.30%, 10/15/2022(g)	2,000	2,015
5.25%, 07/27/2021	13,000	13,669	4.50%, 08/16/2021(g)	6,000	6,204
JPMorgan Chase & Co			7.00%, 10/15/2037(g)	7,000	9,135
3.25%, 09/23/2022	5,000	5,061			$17,354
3.63%, 05/13/2024	15,000	15,418
3.90%, 07/15/2025	5,000	5,185
6.05%, 04/29/2049(i)	5,021	5,044
3 Month USD LIBOR + 3.47%

See accompanying notes.

Schedule of Investments Income Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Computers - 0.78%			Environmental Control - 1.38%
Apple Inc			Advanced Disposal Services Inc
2.40%, 05/03/2023	$13,000	$12,861	5.63%, 11/15/2024(g)	$11,500	$12,075
3.25%, 02/23/2026	10,000	10,147	Republic Services Inc
		$23,008	3.20%, 03/15/2025	10,000	10,090
Credit Card Asset Backed Securities - 0.27%			3.55%, 06/01/2022	6,000	6,123
Cabela's Credit Card Master Note Trust			5.00%, 03/01/2020	12,000	12,217
3.14%, 07/17/2023	8,000	8,035			$40,505
1.00 x 1 Month USD LIBOR + 0.67%			Food - 0.67%
Diversified Financial Services - 0.76%			Kraft Heinz Foods Co
Jefferies Group LLC			3.50%, 07/15/2022	5,000	5,058
5.13%, 01/20/2023	1,500	1,583	3.95%, 07/15/2025	14,500	14,632
6.25%, 01/15/2036	9,000	9,443			$19,690
8.50%, 07/15/2019	4,000	4,045	Gas - 0.07%
Jefferies Group LLC / Jefferies Group Capital			NiSource Inc
Finance Inc			3.85%, 02/15/2023	2,000	2,041
4.15%, 01/23/2030	6,000	5,587	Healthcare - Services - 1.67%
4.85%, 01/15/2027	1,750	1,764	Encompass Health Corp
		$22,422	5.75%, 11/01/2024	7,000	7,096
Electric - 7.83%			5.75%, 09/15/2025	1,000	1,026
Black Hills Corp			HCA Inc
3.15%, 01/15/2027	7,500	7,230	5.63%, 09/01/2028	2,000	2,130
4.35%, 05/01/2033	7,500	7,803	5.88%, 05/01/2023	4,500	4,827
Entergy Louisiana LLC			7.50%, 02/15/2022	3,000	3,300
3.25%, 04/01/2028	8,000	7,963	7.50%, 11/06/2033	1,700	1,972
4.20%, 09/01/2048	5,500	5,684	Roche Holdings Inc
Entergy Texas Inc			2.94%, 09/30/2019(g)	26,000	26,031
2.55%, 06/01/2021	14,500	14,316	3 Month USD LIBOR + 0.34%
GenOn Energy Inc - Escrow			Surgery Center Holdings Inc
0.00%, 10/15/2020(a),(b),(c)	8,550	—	6.75%, 07/01/2025(g)	3,000	2,790
GenOn Energy Inc / NRG Americas Inc					$49,172
9.39%, 12/01/2023	1,854	1,840	Housewares - 0.35%
6 Month USD LIBOR + 6.50%			Newell Brands Inc
LG&E & KU Energy LLC			3.85%, 04/01/2023	6,000	5,965
3.75%, 11/15/2020	5,000	5,052	4.20%, 04/01/2026	4,500	4,282
4.38%, 10/01/2021	5,000	5,142			$10,247
Louisville Gas & Electric Co			Insurance - 2.40%
3.30%, 10/01/2025	3,000	3,055	Berkshire Hathaway Inc
Metropolitan Edison Co			3.00%, 02/11/2023	5,000	5,076
3.50%, 03/15/2023(g)	9,000	9,116	3.75%, 08/15/2021	5,000	5,144
4.30%, 01/15/2029(g)	7,000	7,312	Fidelity National Financial Inc
Monongahela Power Co			4.50%, 08/15/2028(g)	14,000	14,217
3.55%, 05/15/2027(g)	5,000	5,003	5.50%, 09/01/2022	5,000	5,290
Oncor Electric Delivery Co LLC			First American Financial Corp
2.95%, 04/01/2025	4,000	4,004	4.30%, 02/01/2023	20,000	20,319
4.10%, 11/15/2048	5,000	5,279	4.60%, 11/15/2024	5,000	5,176
5.75%, 03/15/2029	17,000	20,321	Prudential Financial Inc
PacifiCorp			3.88%, 03/27/2028	7,000	7,332
5.25%, 06/15/2035	5,000	5,753	4.50%, 11/16/2021	2,000	2,086
6.25%, 10/15/2037	2,000	2,604	5.38%, 06/21/2020	2,000	2,061
Solar Star Funding LLC			7.38%, 06/15/2019	4,000	4,021
3.95%, 06/30/2035(g)	6,350	6,120			$70,722
5.38%, 06/30/2035(g)	20,797	22,104	Internet - 0.50%
Southwestern Electric Power Co			Amazon.com Inc
2.75%, 10/01/2026	10,000	9,516	4.05%, 08/22/2047	14,000	14,585
3.55%, 02/15/2022	12,000	12,164
3.85%, 02/01/2048	7,000	6,537	Iron & Steel - 0.90%
Talen Energy Supply LLC			Allegheny Technologies Inc
4.60%, 12/15/2021	11,750	11,339	5.95%, 01/15/2021	11,000	11,220
TransAlta Corp			7.88%, 08/15/2023	14,250	15,422
4.50%, 11/15/2022	18,000	18,200			$26,642
Tucson Electric Power Co			Media - 2.26%
3.05%, 03/15/2025	2,000	1,966	Comcast Corp
3.85%, 03/15/2023	14,000	14,269	2.85%, 01/15/2023	10,000	10,052
4.85%, 12/01/2048	7,000	7,710	3.13%, 07/15/2022	2,000	2,028
5.15%, 11/15/2021	3,000	3,131	3.30%, 02/01/2027	10,000	10,000
		$230,533	4.25%, 10/15/2030	4,500	4,787
			5.15%, 03/01/2020	2,000	2,040

See accompanying notes.

Schedule of Investments Income Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Media (continued)			Packaging & Containers - 0.29%
Time Warner Cable LLC			Sealed Air Corp
6.55%, 05/01/2037	$6,000	$6,667	5.50%, 09/15/2025(g)	$2,000	$2,100
6.75%, 06/15/2039	5,500	6,135	6.88%, 07/15/2033(g)	6,000	6,540
7.30%, 07/01/2038	7,750	9,060			$8,640
Walt Disney Co/The			Pharmaceuticals - 0.47%
4.50%, 02/15/2021(g)	5,000	5,163	AbbVie Inc
6.40%, 12/15/2035(g)	8,000	10,529	2.90%, 11/06/2022	13,750	13,710
		$66,461	Pipelines - 3.46%
Oil & Gas - 4.22%			Buckeye Partners LP
BP Capital Markets America Inc			3.95%, 12/01/2026	10,000	9,706
3.12%, 05/04/2026	7,000	6,968	4.15%, 07/01/2023	10,000	10,206
3.94%, 09/21/2028	7,000	7,323	4.35%, 10/15/2024	7,500	7,621
BP Capital Markets PLC			Columbia Pipeline Group Inc
2.50%, 11/06/2022	3,000	2,977	4.50%, 06/01/2025	11,000	11,549
Canadian Natural Resources Ltd			El Paso Natural Gas Co LLC
3.80%, 04/15/2024	7,000	7,128	7.50%, 11/15/2026	9,500	11,553
Helmerich & Payne Inc			NGPL PipeCo LLC
4.65%, 03/15/2025	7,000	7,290	4.88%, 08/15/2027(g)	500	516
Marathon Petroleum Corp			Plains All American Pipeline LP / PAA Finance
5.38%, 10/01/2022(g)	8,750	8,915	Corp
Nabors Industries Inc			4.50%, 12/15/2026	13,000	13,414
5.00%, 09/15/2020	14,000	14,210	Southeast Supply Header LLC
5.10%, 09/15/2023	5,000	4,687	4.25%, 06/15/2024(g)	14,000	14,092
5.50%, 01/15/2023	9,000	8,573	Southern Natural Gas Co LLC
Petro-Canada			8.00%, 03/01/2032	4,000	5,374
9.25%, 10/15/2021	8,500	9,752	Tennessee Gas Pipeline Co LLC
Phillips 66			8.38%, 06/15/2032	2,000	2,655
4.30%, 04/01/2022	9,000	9,377	TransCanada PipeLines Ltd
Rowan Cos Inc			6.10%, 06/01/2040	5,000	5,906
4.88%, 06/01/2022	8,000	7,730	7.25%, 08/15/2038	7,000	9,144
Suncor Energy Inc					$101,736
4.00%, 11/15/2047	4,500	4,394	REITs - 8.25%
W&T Offshore Inc			Alexandria Real Estate Equities Inc
9.75%, 11/01/2023(g)	6,500	6,614	4.30%, 01/15/2026	9,000	9,393
Whiting Petroleum Corp			4.60%, 04/01/2022	20,500	21,418
5.75%, 03/15/2021	18,000	18,445	CBL & Associates LP
		$124,383	5.95%, 12/15/2026	13,250	9,242
Oil & Gas Services - 1.34%			CubeSmart LP
Schlumberger Holdings Corp			4.00%, 11/15/2025	5,000	5,090
3.63%, 12/21/2022(g)	6,500	6,636	4.38%, 12/15/2023	8,000	8,329
4.00%, 12/21/2025(g)	9,500	9,777	4.38%, 02/15/2029	2,000	2,055
Weatherford International Ltd			4.80%, 07/15/2022	15,000	15,656
4.50%, 04/15/2022	16,500	11,468	Duke Realty LP
5.13%, 09/15/2020	14,000	11,480	3.25%, 06/30/2026	5,000	4,939
		$39,361	3.88%, 10/15/2022	3,000	3,087
Other Asset Backed Securities - 1.94%			4.38%, 06/15/2022	4,000	4,162
Drug Royalty II LP 2			HCP Inc
3.48%, 07/15/2023(g)	1,707	1,703	2.63%, 02/01/2020	5,000	4,989
Drug Royalty III LP 1			Healthcare Realty Trust Inc
3.60%, 04/15/2027(g)	2,587	2,574	3.88%, 05/01/2025	5,000	5,024
3.98%, 04/15/2027(g)	1,817	1,820	Hospitality Properties Trust
4.27%, 10/15/2031(g)	4,088	4,148	4.50%, 06/15/2023	5,000	5,087
4.39%, 10/15/2031(g)	3,179	3,180	4.65%, 03/15/2024	5,000	5,115
1.00 x 3 Month USD LIBOR + 1.60%			4.95%, 02/15/2027	5,000	5,034
5.29%, 04/15/2027(g)	2,299	2,319	5.00%, 08/15/2022	14,000	14,553
1.00 x 3 Month USD LIBOR + 2.50%			Omega Healthcare Investors Inc
PFS Financing Corp			4.75%, 01/15/2028	7,000	7,187
3.03%, 04/15/2024(g)	13,000	13,000	5.25%, 01/15/2026	7,500	7,903
1.00 x 1 Month USD LIBOR + 0.55%			Physicians Realty LP
Trafigura Securitisation Finance PLC 2017-1			4.30%, 03/15/2027	17,000	16,936
3.32%, 12/15/2020(g)	16,000	15,982	Simon Property Group LP
1.00 x 1 Month USD LIBOR + 0.85%			2.75%, 02/01/2023	7,000	6,991
Verizon Owner Trust 2017-3			4.38%, 03/01/2021	3,000	3,083
2.76%, 04/20/2022(g)	12,500	12,508	STORE Capital Corp
1.00 x 1 Month USD LIBOR + 0.27%			4.63%, 03/15/2029	15,000	15,432
		$57,234	Ventas Realty LP
			3.85%, 04/01/2027	21,000	21,145

See accompanying notes.

Schedule of Investments
Income Fund
April 30, 2019 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Federal Home Loan Mortgage Corporation (FHLMC) (continued)
Ventas Realty LP / Ventas Capital Corp			4.00%, 02/01/2046	$10,901	$11,239
3.25%, 08/15/2022	$8,000	$8,060	4.00%, 06/01/2046	10,835	11,168
Welltower Inc			4.50%, 07/01/2039	4,823	5,128
3.75%, 03/15/2023	3,000	3,079	4.50%, 12/01/2040	4,825	5,131
4.25%, 04/15/2028	4,000	4,133	4.50%, 10/01/2041	6,009	6,391
4.50%, 01/15/2024	5,000	5,284	5.00%, 08/01/2039	2,681	2,886
4.95%, 01/15/2021	3,000	3,088			$154,130
Weyerhaeuser Co			Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
3.25%, 03/15/2023	5,000	5,030	Corporation (FHLMC) Uniform Mortgage-Backed Security - 13.40%
4.70%, 03/15/2021	12,000	12,345	3.00%, 03/01/2042	7,520	7,470
		$242,869	3.00%, 03/01/2042	6,874	6,828
Savings & Loans - 0.22%			3.00%, 05/01/2042	8,133	8,079
First Niagara Financial Group Inc			3.00%, 06/01/2042	7,429	7,380
7.25%, 12/15/2021	6,000	6,617	3.00%, 06/01/2042	7,531	7,481
Software - 1.05%			3.50%, 12/01/2040	5,087	5,174
Oracle Corp			3.50%, 01/01/2041	3,803	3,867
2.50%, 05/15/2022	12,000	11,938	3.50%, 01/01/2041	4,066	4,135
2.95%, 05/15/2025	19,000	18,911	3.50%, 12/01/2041	3,385	3,443
		$30,849	3.50%, 01/01/2042	5,497	5,594
Telecommunications - 3.26%			3.50%, 03/01/2042	5,627	5,721
Corning Inc			3.50%, 04/01/2042	7,804	7,936
2.90%, 05/15/2022	5,000	5,018	3.50%, 02/01/2043	9,324	9,496
4.25%, 08/15/2020	10,000	10,189	3.50%, 03/01/2045	10,157	10,345
4.75%, 03/15/2042	4,000	4,106	3.50%, 06/01/2045	13,697	13,919
Crown Castle Towers LLC			3.50%, 07/01/2045	11,781	11,971
4.24%, 07/15/2048(g)	13,000	13,541	3.50%, 11/01/2045	14,196	14,401
Qwest Corp			3.50%, 05/01/2046	12,417	12,569
6.75%, 12/01/2021	19,000	20,288	3.50%, 06/01/2046	11,216	11,352
Sprint Corp			4.00%, 09/01/2040	5,011	5,205
7.88%, 09/15/2023	7,500	7,813	4.00%, 11/01/2040	2,752	2,848
Sprint Spectrum Co LLC / Sprint Spectrum Co II			4.00%, 10/01/2041	3,874	4,010
LLC / Sprint Spectrum Co III LLC			4.00%, 10/01/2041	2,641	2,734
3.36%, 03/20/2023(g)	4,531	4,520	4.00%, 11/01/2041	8,140	8,425
5.15%, 03/20/2028(g)	16,000	16,478	4.00%, 04/01/2042	5,113	5,291
T-Mobile USA Inc			4.00%, 08/01/2043	9,324	9,707
6.38%, 03/01/2025	13,500	14,036	4.00%, 08/01/2043	7,644	7,940
		$95,989	4.00%, 11/01/2043	7,863	8,166
Transportation - 0.00%			4.00%, 11/01/2043	9,500	9,893
Trailer Bridge Inc			4.00%, 02/01/2044	9,306	9,689
0.00%, 11/15/2019(a),(b),(c)	12,000	—	4.00%, 07/01/2044	7,180	7,411
TOTAL BONDS		$1,822,705	4.00%, 09/01/2044	7,005	7,230
SENIOR FLOATING RATE INTERESTS	Principal		4.00%, 11/01/2044	8,743	9,046
- 0.69%	Amount (000's) Value (000's)		4.00%, 09/01/2045	17,726	18,262
			4.00%, 08/01/2046	12,813	13,288
Pipelines - 0.31%			4.00%, 01/01/2047	12,965	13,351
BCP Renaissance Parent LLC			4.00%, 08/01/2047	18,300	18,872
5.98%, 10/31/2024(j)	$9,181	$9,219	4.50%, 08/01/2040	7,084	7,508
US LIBOR + 3.50%			4.50%, 10/01/2040	4,528	4,796
Software - 0.38%			4.50%, 12/01/2040	5,676	6,014
Ivanti Software Inc			4.50%, 08/01/2041	6,218	6,587
11.48%, 01/20/2025(j)	11,500	11,227	4.50%, 10/01/2043	3,992	4,200
US LIBOR + 9.00%			4.50%, 05/01/2044	7,956	8,373
TOTAL SENIOR FLOATING RATE INTERESTS		$20,446	4.50%, 06/01/2046	8,734	9,143
U.S. GOVERNMENT & GOVERNMENT	Principal		4.50%, 05/01/2047	15,033	15,717
AGENCY OBLIGATIONS - 32.73%	Amount (000's) Value (000's)		4.50%, 05/01/2047	13,049	13,641
Federal Home Loan Mortgage Corporation (FHLMC) - 5.23%					$394,508
3.00%, 10/01/2042	$9,423	$9,362	U.S. Treasury - 14.10%
3.00%, 10/01/2042	9,363	9,302	1.25%, 10/31/2019	15,000	14,912
3.00%, 11/01/2042	9,378	9,317	1.50%, 08/15/2026	15,000	14,082
3.00%, 06/01/2043	11,486	11,402	1.63%, 06/30/2020	15,000	14,871
3.00%, 12/01/2046	17,502	17,323	1.63%, 11/15/2022	15,000	14,681
3.50%, 10/01/2041	4,255	4,331	1.75%, 05/15/2022	15,000	14,781
3.50%, 04/01/2042	4,929	5,017	1.75%, 05/15/2023	15,000	14,699
3.50%, 04/01/2042	6,624	6,741	2.00%, 11/15/2021	15,000	14,911
3.50%, 04/01/2045	9,787	9,958	2.25%, 11/15/2024	5,000	4,980
3.50%, 03/01/2048	19,423	19,762	2.25%, 08/15/2027	15,000	14,762
4.00%, 04/01/2039	3,827	3,993	2.50%, 05/15/2024	15,000	15,146
4.00%, 02/01/2045	5,510	5,679	2.63%, 11/15/2020	15,000	15,066

See accompanying notes.

Schedule of Investments Income Fund April 30, 2019 (unaudited)

U.S. GOVERNMENT & GOVERNMENT	Principal
AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
U.S. Treasury (continued)
2.75%, 11/15/2023	$15,000	$15,302
2.75%, 02/15/2028	15,000	15,318
2.75%, 11/15/2047	15,000	14,441
2.88%, 05/15/2043	15,000	14,921
2.88%, 08/15/2045	15,000	14,862
2.88%, 11/15/2046	15,000	14,844
3.00%, 11/15/2044	15,000	15,218
3.00%, 11/15/2045	15,000	15,219
3.00%, 02/15/2048	15,000	15,169
3.13%, 05/15/2021	15,000	15,250
3.13%, 08/15/2044	15,000	15,552
3.38%, 05/15/2044	15,000	16,232
3.38%, 11/15/2048	15,000	16,307
3.50%, 02/15/2039	15,000	16,707
3.63%, 02/15/2044	15,000	16,893
3.75%, 11/15/2043	10,000	11,484
4.38%, 02/15/2038	15,000	18,671
		$415,281
TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
OBLIGATIONS		$963,919
Total Investments		$2,922,671
Other Assets and Liabilities - 0.75%		22,104
TOTAL NET ASSETS - 100.00%		$2,944,775

(a)	Non-income producing security
(b)	The value of these investments was determined using significant unobservable inputs.
(c)	Fair value of these investments is determined in good faith by the Manager under procedures established and periodically reviewed by the Board of Directors. Certain inputs used in the valuation may be unobservable; however, each security is evaluated individually for purposes of ASC 820 which results in not all securities being identified as Level 3 of the fair value hierarchy.
At the end of the period, the fair value of these securities totaled $27,831 or 0.95% of net assets.
(d)	Restricted Security. Please see Restricted Security Sub-Schedule for more information.
(e)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(f)	Current yield shown is as of period end.
(g)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $314,376 or 10.68% of net assets.
(h)	Rate shown is as of period end. The rate may be a variable or floating rate or a fixed rate which may convert to a variable or floating rate in the future.
(i)	Perpetual security. Perpetual securities pay an indefinite stream of interest, but they may be called by the issuer at an earlier date. Date shown, if any, reflects the next call date or final legal maturity date. Rate shown is as of period end.
(j)	Rate information disclosed is based on an average weighted rate of the underlying tranches as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	21.89%
Mortgage Securities	18.63%
Government	14.10%
Energy	9.51%
Utilities	8.01%
Consumer, Non-cyclical	6.70%
Communications	6.02%
Asset Backed Securities	3.50%
Money Market Funds	2.69%
Industrial	2.62%
Technology	2.21%
Basic Materials	1.81%
Consumer, Cyclical	1.56%
Other Assets and Liabilities	0.75%
TOTAL NET ASSETS	100.00%

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$36,132	$311,186	$268,135	$79,183
			$36,132	$311,186	$268,135	$79,183

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$377	$	— $		— $	—
	$377	$	— $		— $	—

Amounts in thousands

Restricted Securities

Security Name	Acquisition Date	Cost	Value	Percent of Net Assets
Trailer Bridge Inc	05/07/2012-12/22/2016	$16,579	$27,831	0.95%
Total			$27,831	0.95%
Amounts in thousands.

See accompanying notes.

Schedule of Investments

Inflation Protection Fund April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 0.98%	Shares Held Value (000's)				Principal
Money Market Funds - 0.98%				BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund		15,541,076	$15,541	Sovereign (continued)
2.38%(a),(b)				Italy Buoni Poliennali Del Tesoro
TOTAL INVESTMENT COMPANIES			$15,541	1.30%, 05/15/2028(e)	EUR	8,346	$9,211
		Principal		3.45%, 03/01/2048(e)		7,855	8,936
BONDS - 9.13%	Amount (000's) Value (000's)			Japanese Government CPI Linked Bond
Commercial Mortgage Backed Securities - 0.00%				0.10%, 03/10/2027	JPY	1,893,689	17,637
CD 2007-CD4 Commercial Mortgage Trust				0.10%, 03/10/2028		3,125,390	29,151
0.89%, 12/11/2049(c),(d),(e)		$18	$—	New Zealand Government Inflation Linked Bond
Commercial Mortgage Trust 2007-GG9				2.60%, 09/20/2040	NZD	3,543	2,876
0.41%, 03/10/2039(c),(d),(e)		2,655	5	2.63%, 09/20/2035		7,572	6,072
Ginnie Mae				3.20%, 09/20/2030		30,290	24,696
1.38%, 03/16/2047(c),(d)		219	9				$143,378
ML-CFC Commercial Mortgage Trust 2006-3				TOTAL BONDS			$144,811
1.00%, 07/12/2046(c),(d),(e)		66	—	U.S. GOVERNMENT & GOVERNMENT	Principal
			$14	AGENCY OBLIGATIONS - 90.52%	Amount (000's) Value (000's)
Home Equity Asset Backed Securities - 0.00%				U.S. Treasury - 0.89%
Option One Mortgage Loan Trust 2005-1				1.00%, 02/15/2049		$13,958	$14,166
3.98%, 02/25/2035		23	9	U.S. Treasury Inflation-Indexed Obligations - 89.63%
1.00 x 1 Month USD LIBOR + 1.50%				0.13%, 01/15/2022		79,760	79,122
Mortgage Backed Securities - 0.09%				0.13%, 04/15/2022		88,669	87,811
Chase Mortgage Finance Trust Series 2007-A2				0.13%, 07/15/2022		19,209	19,120
4.56%, 07/25/2037(d)		45	46	0.13%, 01/15/2023		8,693	8,606
Fannie Mae REMIC Trust 2004-W5				0.13%, 07/15/2024		95,571	94,581
2.93%, 02/25/2047		21	21	0.13%, 07/15/2026		66,670	65,125
1.00 x 1 Month USD LIBOR + 0.45%				0.25%, 01/15/2025		68,069	67,353
Fannie Mae REMIC Trust 2005-W2				0.38%, 07/15/2023		15,118	15,170
2.68%, 05/25/2035		9	9	0.38%, 07/15/2025		62,358	62,283
1.00 x 1 Month USD LIBOR + 0.20%				0.38%, 01/15/2027		102,521	101,428
Impac CMB Trust Series 2004-5				0.38%, 07/15/2027		39,706	39,329
4.80%, 10/25/2034		12	12	0.50%, 04/15/2024		19,544	19,616
1.00 x 1 Month USD LIBOR + 2.33%				0.50%, 01/15/2028		34,330	34,209
Impac CMB Trust Series 2004-6				0.63%, 07/15/2021		40,203	40,541
3.46%, 10/25/2034		9	9	0.63%, 04/15/2023		49,608	50,001
1.00 x 1 Month USD LIBOR + 0.98%				0.63%, 01/15/2024		100,383	101,471
Impac CMB Trust Series 2005-1				0.63%, 01/15/2026(f)		113,647	114,692
3.10%, 04/25/2035		81	79	0.63%, 02/15/2043		11,935	11,140
1.00 x 1 Month USD LIBOR + 0.62%				0.75%, 07/15/2028		14,997	15,311
Impac CMB Trust Series 2005-5				0.75%, 02/15/2042(g)		26,369	25,505
3.24%, 08/25/2035		16	13	0.75%, 02/15/2045		41,332	39,396
1.00 x 1 Month USD LIBOR + 0.77%				0.88%, 01/15/2029		66,797	68,815
Merrill Lynch Alternative Note Asset Trust Series				0.88%, 02/15/2047		5,304	5,203
2007-A3				1.00%, 02/15/2046		24,052	24,307
2.69%, 04/25/2037		2,081	1,113	1.00%, 02/15/2048(g)		42,740	43,223
1.00 x 1 Month USD LIBOR + 0.21%				1.38%, 02/15/2044		29,346	32,173
WaMu Mortgage Pass-Through Certificates Series				1.75%, 01/15/2028		18,008	19,850
2005-AR2 Trust				2.00%, 01/15/2026		16,066	17,675
2.85%, 01/25/2045		42	43	2.13%, 02/15/2040		17,860	22,155
1.00 x 1 Month USD LIBOR + 0.37%				2.13%, 02/15/2041		14,139	17,641
			$1,345	2.38%, 01/15/2025		3,704	4,107
Other Asset Backed Securities - 0.00%				2.38%, 01/15/2027		31,073	35,413
Argent Securities Trust 2006-W3				2.50%, 01/15/2029		25,051	29,618
2.60%, 04/25/2036		27	11	3.38%, 04/15/2032		855	1,148
1.00 x 1 Month USD LIBOR + 0.12%				3.88%, 04/15/2029		6,747	8,891
Countrywide Asset-Backed Certificates							$1,422,029
3.60%, 12/25/2032		18	18	TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
1.00 x 1 Month USD LIBOR + 1.13%				OBLIGATIONS			$1,436,195
Fannie Mae REMIC Trust 2003-W16				TOTAL PURCHASED OPTIONS - 0.01%			$182
2.63%, 11/25/2033		1	1	TOTAL PURCHASED CAPPED OPTIONS - 0.00%			$79
1.00 x 1 Month USD LIBOR + 0.15%				TOTAL PURCHASED INTEREST RATE SWAPTIONS - 0.32%			5,031
Long Beach Mortgage Loan Trust 2004-2				Total Investments			$1,601,839
3.27%, 06/25/2034		35	35	Other Assets and Liabilities - (0.96)%			(15,229)
1.00 x 1 Month USD LIBOR + 0.80%				TOTAL NET ASSETS - 100.00%			$1,586,610
			$65
Sovereign - 9.04%
French Republic Government Bond OAT
0.10%, 07/25/2047(e)	EUR	4,661	5,647
1.85%, 07/25/2027		22,767	32,062
2.00%, 05/25/2048(e)		5,460	7,090

See accompanying notes.

Schedule of Investments

Inflation Protection Fund April 30, 2019 (unaudited)

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.
(c)	Security is an Interest Only Strip.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $30,889 or 1.95% of net assets.
(f)	Security or a portion of the security was pledged to cover margin requirements for swap and/or swaption contracts. At the end of the period, the value of these securities totaled $2,201 or 0.14% of net assets.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the end of the period, the value of these securities totaled $2,270 or 0.14% of net assets.

Portfolio Summary (unaudited)

Sector	Percent
Government	99.56%
Money Market Funds	0.98%
Purchased Interest Rate Swaptions	0.32%
Mortgage Securities	0.09%
Purchased Options	0.01%
Asset Backed Securities	0.00%
Purchased Capped Options	0.00%
Other Assets and Liabilities	(0.96)%
TOTAL NET ASSETS	100.00%

Affiliated Securities				October 31, 2018	Purchases		Sales	April 30, 2019
				Value	Cost		Proceeds			Value
Principal Government Money Market Fund 2.38%				$24,651	$142,671		$151,781 $				15,541
				$24,651	$142,671		$151,781 $				15,541

				Realized Gain/Loss		Realized Gain from				Change in Unrealized
		Income		on Investments		Capital Gain Distributions				Gain/Loss
Principal Government Money Market Fund 2.38%		$169	$		— $			— $			—
		$169	$		— $			— $			—
Amounts in thousands

Options

							Upfront				Unrealized
		Contracts/					Payments/				Appreciation/
Purchased Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date	(Premiums)			Fair Value	(Depreciation)
Call - 90 Day Eurodollar Future;	N/A	450		$1,125	$97.75	06/18/2019		$35		$3 $	(32)
June 2019
Call - 90 Day Eurodollar Future;	N/A	450		$1,125	$97.75	03/17/2020		76		177	101
March 2020
Put - 90 Day Eurodollar Future;	N/A	59		$148	$97.25	07/15/2019		4		—	(4)
September 2019
Put - 90 Day Eurodollar Future;	N/A	178		$445	$97.00	07/15/2019		7		1	(6)
September 2019
Put - 90 Day Eurodollar Future;	N/A	59		$148	$97.13	07/15/2019		7		1	(6)
September 2019
Total								$129		$182 $	53
							Upfront				Unrealized
		Contracts/					Payments/				Appreciation/
Written Options Outstanding	Counterparty	Shares	Notional Amount		Exercise Price	Expiration Date	(Premiums)		Fair Value		(Depreciation)
Call - 90 Day Eurodollar Future;	N/A	450		$1,125	$97.88	06/18/2019		$(22	)$	(3)$	19
June 2019
Call - 90 Day Eurodollar Future;	N/A	450		$1,125	$97.88	03/17/2020		(61)		(135)	(74)
March 2020
Total								$(83	)$	(138)$	(55)
Amounts in thousands except contracts/shares.

Interest Rate Swaptions

				Pay/Receive			Upfront				Unrealized
Purchased Swaptions				Floating	Notional	Exercise	Expiration	Payments/			Appreciation/
Outstanding	Counterparty	Floating Rate Index		Rate	Amount	Rate	Date	(Premiums)		Fair Value	(Depreciation)
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR		Pay	$1,420	3.08%	01/30/2029 $	81		$82	$1
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR		Pay	4,870	2.95%	03/13/2024	219		239	20
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR		Pay	4,872	2.98%	03/08/2024	224		246	22
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR		Pay	3,550	2.69%	03/20/2020	70		95	25
Swap

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive				Upfront			Unrealized
Purchased Swaptions			Floating		Notional	Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$1,410	3.05%	01/11/2029 $	79	$79	$—
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,705	3.09%	12/07/2038	172	218	46
Swap
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		1,310	2.99%	04/28/2038	61	73	12
Swap
Call - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		1,295	2.86%	02/23/2039	64	67	3
Swap
Call - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		1,410	3.04%	01/12/2029	80	78	(2)
Swap
Call - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	151,300	0.78%	04/19/2021	48	78	30
Swap
Call - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	7,715	0.47%	03/15/2021	88	108	20
Swap		Interbank Offered Rate
Call - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$13,420	2.52%	02/27/2020	147	204	57
Swap
Call - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	7,715	0.55%	02/16/2021	102	140	38
Swap		Interbank Offered Rate
Call - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$13,845	3.21%	10/28/2019	168	584	416
Swap
Call - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		13,845	3.17%	10/30/2019	176	561	385
Swap
Call - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		27,160	3.09%	11/29/2019	350	1,000	650
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,705	3.09%	12/07/2038	172	159	(13)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	6 Month JPY LIBOR	Pay	JPY	2,357,900	1.10%	06/30/2022	321	43	(278)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$1,420	3.08%	01/30/2029	81	64	(17)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		1,410	3.05%	01/11/2029	80	65	(15)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,550	2.69%	03/20/2020	65	42	(23)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		4,872	2.98%	03/08/2024	224	170	(54)
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		4,870	2.95%	03/13/2024	219	175	(44)
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		1,310	2.99%	04/28/2038	62	60	(2)
Swap
Put - 10 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		1,295	2.86%	02/23/2039	64	62	(2)
Swap
Put - 10 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		1,410	3.04%	01/12/2029	80	65	(15)
Swap
Put - 20 Year Interest Rate	JPMorgan Chase	6 Month JPY LIBOR	Receive	JPY	151,300	0.78%	04/19/2021	48	14	(34)
Swap
Put - 30 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$5,130	3.80%	06/08/2021	200	38	(162)
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	7,715	0.47%	03/15/2021	88	75	(13)
Swap		Interbank Offered Rate
Put - 5 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$13,420	2.52%	02/27/2020	147	77	(70)
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	7,715	0.55%	02/16/2021	102	54	(48)
Swap		Interbank Offered Rate
Put - 5 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$13,845	3.21%	10/28/2019	168	2	(166)
Swap
Put - 5 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		13,845	3.17%	10/30/2019	176	3	(173)
Swap
Put - 5 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		27,160	3.09%	11/29/2019	350	11	(339)
Swap
Total								$4,776	$5,031	$255

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating	Notional		Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Call - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		$63,980	2.31%	04/07/2020 $	(136)$	(160)	$(24)
Swap
Call - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		63,980	2.33%	04/07/2020	(138)	(164)	(26)
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		7,307	2.79%	03/09/2021	(218)	(270)	(52)
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,930	3.05%	03/13/2029	(209)	(221)	(12)
Swap
Call - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		3,550	2.25%	09/24/2019	(25)	(16)	9
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		24,330	2.90%	07/02/2019	(26)	(11)	15
Swap
Call - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	23,790	0.21%	02/16/2021	(104)	(143)	(39)
Swap		Interbank Offered Rate
Call - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive		23,790	0.16%	03/15/2021	(86)	(115)	(29)
Swap		Interbank Offered Rate
Call - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$32,410	2.46%	02/27/2020	(143)	(215)	(72)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,780	2.94%	04/20/2020	(165)	(344)	(179)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,760	2.88%	04/15/2020	(172)	(320)	(148)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		12,600	2.90%	06/01/2020	(93)	(178)	(85)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		24,070	2.89%	04/15/2020	(173)	(328)	(155)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		16,370	3.30%	11/08/2019	(81)	(324)	(243)
Swap
Call - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		229,100	2.40%	02/25/2020	(699)	(1,373)	(674)
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		17,200	2.00%	09/24/2019	(18)	(19)	(1)
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		78,630	2.10%	07/05/2019	(86)	(37)	49
Swap
Call - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Receive		41,930	2.15%	07/09/2019	(31)	(29)	2
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		26,210	2.10%	07/05/2019	(34)	(12)	22
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		9,870	1.95%	10/11/2019	(11)	(11)	—
Swap
Call - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Receive		9,870	1.95%	10/14/2019	(11)	(11)	—
Swap
Put - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		63,980	2.33%	04/07/2020	(139)	(112)	27
Swap
Put - 1 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		63,980	2.31%	04/07/2020	(136)	(116)	20
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		3,550	2.65%	09/24/2019	(26)	(23)	3
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		7,307	2.79%	03/09/2021	(218)	(140)	78
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		3,930	3.05%	03/13/2029	(209)	(181)	28
Swap
Put - 10 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		10,870	3.87%	06/08/2021	(213)	(35)	178
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	19,480	0.10%	04/13/2021	(66)	(75)	(9)
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		14,430	0.20%	01/24/2020	(17)	(3)	14
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		23,790	0.16%	03/15/2021	(86)	(76)	10
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$22,110	3.50%	08/25/2020	(74)	(4)	70
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		12,430	2.80%	01/06/2020	(29)	(6)	23
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	23,790	0.21%	02/16/2021	(104)	(58)	46
Swap		Interbank Offered Rate

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2019 (unaudited)

Interest Rate Swaptions (continued)

			Pay/Receive					Upfront		Unrealized
Written Swaptions			Floating		Notional	Exercise	Expiration	Payments/		Appreciation/
Outstanding	Counterparty	Floating Rate Index	Rate	Amount		Rate	Date	(Premiums)	Fair Value	(Depreciation)
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	11,560	0.55%	12/22/2020	$ (42)$	(9)	$33
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay		38,710	0.12%	04/09/2021	(147)	(140)	7
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		$32,410	2.46%	02/27/2020	(143)	(72)	71
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Pay		24,330	2.90%	07/02/2019	(30)	—	30
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	25,030	0.10%	03/30/2021	(87)	(92)	(5)
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Barclays Bank PLC	3 Month USD LIBOR	Receive		$20,240	3.25%	12/30/2020	(76)	(15)	61
Swap
Put - 2 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Pay	EUR	19,480	0.16%	04/13/2021	(66)	(64)	2
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		$24,070	2.89%	04/15/2020	(174)	(15)	159
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		12,700	3.15%	05/06/2020	(70)	(4)	66
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		16,370	3.30%	11/08/2019	(81)	—	81
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,780	2.94%	04/20/2020	(165)	(12)	153
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		229,100	3.40%	02/25/2020	(871)	(14)	857
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		11,130	3.50%	06/16/2020	(41)	(1)	40
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		17,590	3.45%	06/09/2020	(73)	(2)	71
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		12,600	2.90%	06/01/2020	(92)	(9)	83
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		23,760	2.88%	04/15/2020	(172)	(15)	157
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Receive		17,710	3.35%	06/01/2020	(65)	(3)	62
Swap
Put - 2 Year Interest Rate	Deutsche Bank AG	3 Month USD LIBOR	Pay		16,300	3.30%	09/09/2019	(39)	—	39
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		78,630	2.90%	07/05/2019	(86)	—	86
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	6 Month Euro	Receive	EUR	24,510	0.60%	12/15/2020	(92)	(15)	77
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		$17,200	2.60%	09/24/2019	(13)	(10)	3
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		41,930	2.95%	07/09/2019	(50)	—	50
Swap
Put - 2 Year Interest Rate	JPMorgan Chase	3 Month USD LIBOR	Pay		16,380	2.70%	08/27/2019	(18)	(3)	15
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	6 Month Euro	Pay	EUR	19,300	0.15%	04/20/2021	(70)	(67)	3
Swap		Interbank Offered Rate
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		$26,210	2.90%	07/05/2019	(22)	—	22
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		9,870	2.55%	10/11/2019	(10)	(8)	2
Swap
Put - 2 Year Interest Rate	Morgan Stanley & Co	3 Month USD LIBOR	Pay		9,870	2.55%	10/14/2019	(10)	(8)	2
Swap
Put - 5 Year Interest Rate	Barclays Bank PLC	6 Month Euro	Receive	EUR	6,002	0.60%	06/26/2019	(45)	—	45
Swap		Interbank Offered Rate
Total								$(6,826)$	(5,708)	$1,118

Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
Euro Bund 10 Year Bund; June 2019	Long	89	$16,502	$—
Euro Buxl 30 Year Bond; June 2019	Short	94	19,899	(609)
Euro-BTP; June 2019	Short	178	26,046	(804)
Euro-Oat; June 2019	Short	331	60,143	(781)

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2019 (unaudited)

Futures Contracts (continued)

Description and Expiration Date			Type	Contracts		Notional Amount			Value and Unrealized Appreciation/(Depreciation)
Japan 10 Year Bond TSE; June 2019			Short		46	$63,069		$			7
UK 10 Year Gilt; June 2019			Short		46	7,637					(5)
US 10 Year Note; June 2019			Long		1			124			2
US 10 Year Ultra Note; June 2019			Short		275	36,240					186
US 2 Year Note; June 2019			Long		1,018	216,842					614
US 5 Year Note; June 2019			Long		248	28,679					117
US Long Bond; June 2019			Short		54	7,963					(127)
US Ultra Bond; June 2019			Long		90	14,785					(68)
Total								$			(1,468)

Amounts in thousands except contracts.

Foreign Currency Contracts

									Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Date		Currency to Accept			Currency to Deliver				Asset	Liability
Australia and New Zealand Banking Group	06/19/2019				$1,563		AUD	2,203		$9	$—
Australia and New Zealand Banking Group	06/19/2019		EUR		1,370	$		1,563		—	(20)
Bank of America NA	06/19/2019		EUR		1,410	$		1,608		—	(20)
Bank of America NA	06/19/2019				$34		EUR	30		—	—
Citigroup Inc	06/19/2019				$1,596		AUD	2,249		9	—
Citigroup Inc	06/19/2019		GBP		1,200	$		1,597		—	(28)
Citigroup Inc	06/19/2019		CAD		6,398	$		4,781		1	—
Citigroup Inc	06/19/2019		CAD		4,161	$		3,124		—	(14)
Citigroup Inc	06/19/2019				$3,123		EUR	2,740		38	—
Citigroup Inc	06/19/2019				$3,191		JPY	350,471		32	—
Deutsche Bank AG	05/07/2019				$48,642		JPY	5,373,718		379	—
Goldman Sachs & Co	06/19/2019				$4,697		AUD	6,620		26	—
Goldman Sachs & Co	06/19/2019		AUD		4,422	$		3,138		—	(18)
Goldman Sachs & Co	06/19/2019				$3,105		CAD	4,153		—	—
Goldman Sachs & Co	06/19/2019				$3,194		CAD	4,270		2	—
Goldman Sachs & Co	06/19/2019		EUR		2,740	$		3,104		—	(19)
Goldman Sachs & Co	06/19/2019				$4,712		EUR	4,150		39	—
Goldman Sachs & Co	06/19/2019				$1,570		JPY	173,783		3	—
Goldman Sachs & Co	06/19/2019		JPY		515,749	$		4,697		—	(48)
Goldman Sachs & Co	06/19/2019		JPY		354,321	$		3,194		—	—
HSBC Securities Inc	05/06/2019		EUR		56,147	$		63,014		—	(19)
HSBC Securities Inc	05/06/2019				$32,897		NZD	48,294		640	—
HSBC Securities Inc	06/05/2019				$63,177		EUR	56,147		29	—
HSBC Securities Inc	06/19/2019		AUD		2,230	$		1,574		—	—
HSBC Securities Inc	06/19/2019				$1,574		JPY	174,716		—	(1)
JPMorgan Chase	05/06/2019				$1,827		NZD	2,736		—	—
JPMorgan Chase	05/07/2019		JPY		5,343,879	$		47,769		225	—
JPMorgan Chase	06/05/2019				$47,879		JPY	5,343,879		—	(243)
Morgan Stanley & Co	05/07/2019				$1,030		GBP	793		—	(4)
Morgan Stanley & Co	06/19/2019		GBP		1,230	$		1,608		—	—
Morgan Stanley & Co	06/19/2019				$1,608		JPY	178,383		—	—
Nomura Securities	06/19/2019				$1,599		GBP	1,224		—	(1)
Nomura Securities	06/19/2019		EUR		1,420	$		1,599		—	—
Royal Bank of Scotland	06/19/2019				$3,223		AUD	4,567		1	—
Royal Bank of Scotland	06/19/2019		GBP		1,260	$		1,647		—	—
Royal Bank of Scotland	06/19/2019		EUR		1,400	$		1,576		—	—
UBS AG	05/06/2019				$65,191		EUR	57,906		224	—
Westpac Banking Corporation	05/06/2019				$2,563		EUR	2,280		5	—
Westpac Banking Corporation	06/19/2019		AUD		4,390	$		3,114		—	(16)
Westpac Banking Corporation	06/19/2019				$3,114		JPY	344,758		6	—
Westpac Banking Corporation	06/19/2019				$1,610		JPY	178,697		—	(1)
Total								$		1,668	$(452)
Amounts in thousands.

Exchange Cleared Interest Rate Swaps

	(Pay)/		Payment	Payment
	Receive		Frequency	Frequency					Unrealized
	Floating	Fixed	Paid by	Received	Effective	Maturity		Notional	Appreciation/	Upfront Payments/	Fair
Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date		Amount	(Depreciation)	(Receipts)	Value
3 Month USD LIBOR	Pay	2.48%	Quarterly	Semiannual	N/A	02/11/2022		$2,570	$12	$—	$12
3 Month USD LIBOR	Receive	2.52%	Semiannual	Quarterly	N/A	02/13/2022		16,940	(89)	—	(89)
3 Month USD LIBOR	Pay	2.51%	Quarterly	Semiannual	N/A	02/11/2022		2,570	13	—	13
3 Month USD LIBOR	Receive	2.50%	Semiannual	Quarterly	N/A	02/08/2023		7,690	(41)	1	(40)

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/		Payment	Payment
	Receive		Frequency	Frequency				Unrealized		Upfront
	Floating	Fixed	Paid by	Received	Effective	Maturity	Notional		Appreciation/	Payments/	Fair
Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date	Amount		(Depreciation)	(Receipts)	Value
3 Month USD LIBOR	Pay	2.06%	Quarterly	Semiannual	N/A	03/27/2022		$3,010	$(9)$	—	$(9)
3 Month USD LIBOR	Receive	2.58%	Semiannual	Quarterly	N/A	02/14/2022		16,840	(108)	—	(108)
3 Month USD LIBOR	Pay	2.62%	Quarterly	Semiannual	N/A	02/14/2025		8,740	121	—	121
3 Month USD LIBOR	Receive	2.90%	Semiannual	Quarterly	N/A	02/15/2049		2,410	(84)	—	(84)
3 Month USD LIBOR	Pay	2.57%	Quarterly	Semiannual	N/A	02/13/2025		9,230	106	1	107
3 Month USD LIBOR	Receive	2.55%	Semiannual	Quarterly	N/A	02/16/2023		5,570	(34)	—	(34)
3 Month USD LIBOR	Pay	2.06%	Quarterly	Semiannual	N/A	03/31/2022		2,750	(9)	—	(9)
3 Month USD LIBOR	Pay	2.15%	Quarterly	Semiannual	N/A	03/30/2022		9,150	(12)	—	(12)
3 Month USD LIBOR	Receive	2.36%	Semiannual	Quarterly	N/A	03/29/2030		5,690	93	—	93
3 Month USD LIBOR	Receive	2.34%	Semiannual	Quarterly	N/A	03/29/2029		5,710	87	—	87
3 Month USD LIBOR	Pay	2.03%	Quarterly	Semiannual	N/A	03/30/2022		26,030	(95)	1	(94)
3 Month USD LIBOR	Pay	2.53%	Semiannual	Semiannual	N/A	02/07/2022	157,520		965	(112)	853
3 Month USD LIBOR	Pay	2.52%	Quarterly	Semiannual	N/A	02/09/2023		9,940	56	—	56
3 Month USD LIBOR	Receive	2.57%	Semiannual	Quarterly	N/A	02/07/2025		29,980	(383)	34	(349)
3 Month USD LIBOR	Receive	2.53%	Semiannual	Quarterly	N/A	02/07/2023		12,400	(72)	—	(72)
3 Month USD LIBOR	Receive	2.58%	Semiannual	Quarterly	N/A	02/07/2022		4,280	(27)	—	(27)
3 Month USD LIBOR	Pay	2.60%	Quarterly	Semiannual	N/A	03/26/2029		4,070	33	—	33
3 Month USD LIBOR	Receive	2.36%	Semiannual	Quarterly	N/A	08/31/2023		12,580	(32)	1	(31)
3 Month USD LIBOR	Receive	2.43%	Semiannual	Quarterly	N/A	03/15/2023		17,100	(66)	—	(66)
3 Month USD LIBOR	Pay	2.88%	Quarterly	Semiannual	N/A	02/15/2036		3,620	104	—	104
3 Month USD LIBOR	Pay	2.46%	Quarterly	Semiannual	N/A	03/10/2022		3,865	17	—	17
3 Month USD LIBOR	Pay	2.43%	Quarterly	Semiannual	N/A	03/23/2022		5,185	20	—	20
3 Month USD LIBOR	Receive	2.84%	Semiannual	Quarterly	N/A	08/15/2044		2,547	(57)	—	(57)
3 Month USD LIBOR	Pay	2.43%	Quarterly	Semiannual	N/A	03/23/2022		5,185	21	—	21
3 Month USD LIBOR	Pay	2.67%	Quarterly	Semiannual	N/A	03/18/2029		365	5	—	5
3 Month USD LIBOR	Pay	2.66%	Quarterly	Semiannual	N/A	03/18/2029		365	5	—	5
3 Month USD LIBOR	Pay	2.46%	Quarterly	Semiannual	N/A	02/28/2022		5,160	23	—	23
3 Month USD LIBOR	Receive	2.48%	Semiannual	Quarterly	N/A	03/02/2022		9,460	(45)	—	(45)
3 Month USD LIBOR	Pay	2.51%	Quarterly	Semiannual	N/A	02/27/2022		1,805	9	—	9
3 Month USD LIBOR	Pay	2.50%	Quarterly	Semiannual	N/A	02/24/2022		2,580	13	—	13
3 Month USD LIBOR	Pay	2.86%	Quarterly	Semiannual	N/A	02/15/2036		3,660	79	17	96
3 Month USD LIBOR	Receive	2.62%	Semiannual	Quarterly	N/A	03/06/2025		1,710	(24)	—	(24)
3 Month USD LIBOR	Receive	2.91%	Semiannual	Quarterly	N/A	08/15/2044		2,740	(97)	—	(97)
3 Month USD LIBOR	Receive	2.54%	Semiannual	Quarterly	N/A	03/05/2023		9,460	(56)	—	(56)
3 Month USD LIBOR	Pay	2.23%	Quarterly	Semiannual	N/A	03/24/2022		7,830	1	—	1
3 Month USD LIBOR	Pay	2.25%	Quarterly	Semiannual	N/A	03/24/2022		4,920	2	—	2
3 Month USD LIBOR	Pay	2.18%	Quarterly	Semiannual	N/A	03/29/2024		11,060	(77)	1	(76)
3 Month USD LIBOR	Pay	2.24%	Quarterly	Semiannual	N/A	04/28/2022		4,170	2	—	2
3 Month USD LIBOR	Pay	2.27%	Quarterly	Semiannual	N/A	04/28/2022		4,170	4	—	4
3 Month USD LIBOR	Pay	2.52%	Quarterly	Semiannual	N/A	04/26/2029		780	1	—	1
3 Month USD LIBOR	Pay	2.26%	Quarterly	Semiannual	N/A	04/28/2022		2,085	2	—	2
3 Month USD LIBOR	Receive	2.38%	Semiannual	Quarterly	N/A	04/21/2022		4,480	(14)	—	(14)
3 Month USD LIBOR	Receive	2.34%	Semiannual	Quarterly	N/A	04/17/2022		9,120	(21)	—	(21)
3 Month USD LIBOR	Receive	2.48%	Semiannual	Quarterly	N/A	11/15/2028		5,890	9	—	9
3 Month USD LIBOR	Receive	2.36%	Semiannual	Quarterly	N/A	04/20/2022		7,790	(21)	—	(21)
3 Month USD LIBOR	Receive	2.57%	Semiannual	Quarterly	N/A	11/15/2028		5,860	(40)	—	(40)
3 Month USD LIBOR	Pay	2.21%	Quarterly	Semiannual	N/A	04/28/2022		4,170	—	—	—
3 Month USD LIBOR	Pay	2.25%	Quarterly	Semiannual	N/A	04/28/2022		5,820	3	1	4
3 Month USD LIBOR	Pay	2.31%	Quarterly	Semiannual	N/A	11/04/2021		5,150	3	—	3
3 Month USD LIBOR	Pay	2.23%	Quarterly	Semiannual	N/A	05/01/2022		2,910	1	—	1
3 Month USD LIBOR	Pay	2.32%	Quarterly	Semiannual	N/A	10/25/2021		34,020	21	(1)	20
3 Month USD LIBOR	Pay	2.25%	Quarterly	Semiannual	N/A	04/27/2022		29,060	18	1	19
3 Month USD LIBOR	Pay	2.25%	Quarterly	Semiannual	N/A	04/28/2022		2,085	2	—	2
3 Month USD LIBOR	Receive	2.28%	Semiannual	Quarterly	N/A	04/27/2021		28,140	(10)	(1)	(11)
3 Month USD LIBOR	Receive	2.35%	Semiannual	Quarterly	N/A	04/27/2025		7,830	(9)	—	(9)
3 Month USD LIBOR	Pay	2.21%	Quarterly	Semiannual	N/A	04/15/2022		5,180	(1)	—	(1)
3 Month USD LIBOR	Receive	2.31%	Semiannual	Quarterly	N/A	04/03/2025		6,440	3	—	3
3 Month USD LIBOR	Receive	3.05%	Semiannual	Quarterly	N/A	11/29/2023		14,155	(446)	—	(446)
3 Month USD LIBOR	Pay	2.52%	Quarterly	Semiannual	N/A	04/05/2029		420	—	—	—
3 Month USD LIBOR	Receive	2.30%	Semiannual	Quarterly	N/A	08/31/2023		12,520	(3)	—	(3)
3 Month USD LIBOR	Pay	2.24%	Quarterly	Semiannual	N/A	04/06/2022		5,560	2	—	2
3 Month USD LIBOR	Pay	2.52%	Quarterly	Semiannual	N/A	04/08/2029		410	—	—	—
3 Month USD LIBOR	Receive	2.16%	Semiannual	Quarterly	N/A	03/31/2025		1,070	8	—	8
3 Month USD LIBOR	Pay	2.83%	Quarterly	Semiannual	N/A	12/17/2022		3,297	39	—	39
3 Month USD LIBOR	Receive	2.25%	Semiannual	Quarterly	N/A	04/06/2022		7,890	(4)	—	(4)
6 Month Euro Interbank Offered Rate	Receive	1.04%	Annual	Semiannual	N/A	03/23/2028	EUR	4,610	(293)	3	(290)
6 Month Euro Interbank Offered Rate	Receive	0.42%	Annual	Semiannual	N/A	12/17/2022		9,180	(83)	1	(82)

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

	(Pay)/		Payment	Payment
	Receive		Frequency	Frequency				Unrealized
	Floating	Fixed	Paid by	Received	Effective	Maturity		Notional	Appreciation/	Upfront Payments/	Fair
Floating Rate Index	Rate	Rate	Fund	by Fund	Date (a)	Date		Amount	(Depreciation)	(Receipts)	Value
6 Month Euro Interbank Offered Rate	Pay	0.36%	Semiannual	Annual	N/A	12/21/2022	EUR	4,720	$36	$—	$36
6 Month Euro Interbank Offered Rate	Receive	0.04%	Annual	Semiannual	N/A	03/30/2023		5,630	4	—	4
6 Month Euro Interbank Offered Rate	Pay	0.06%	Semiannual	Annual	N/A	03/16/2022		8,615	8	—	8
6 Month Euro Interbank Offered Rate	Pay	0.56%	Semiannual	Annual	N/A	03/12/2029		2,150	14	—	14
6 Month Euro Interbank Offered Rate	Receive	0.11%	Annual	Semiannual	N/A	04/21/2023		9,420	(6)	—	(6)
6 Month Euro Interbank Offered Rate	Receive	0.10%	Annual	Semiannual	N/A	04/14/2023		7,740	(4)	—	(4)
6 Month Euro Interbank Offered Rate	Receive	0.10%	Annual	Semiannual	N/A	04/12/2023		18,140	(8)	—	(8)
6 Month Euro Interbank Offered Rate	Receive	0.05%	Annual	Semiannual	N/A	04/14/2023		7,740	5	—	5
6 Month Euro Interbank Offered Rate	Pay	(0.02)%	Semiannual	Annual	N/A	02/13/2022		4,290	9	—	9
6 Month Euro Interbank Offered Rate	Pay	0.88%	Semiannual	Annual	N/A	08/28/2028		990	44	—	44
6 Month GBP LIBOR	Receive	1.52%	Semiannual	Semiannual	N/A	03/19/2049	GBP	2,380	(23)	4	(19)
6 Month JPY LIBOR	Receive	0.17%	Semiannual	Semiannual	N/A	06/19/2029	JPY	1,734,200	(62)	1	(61)
6 Month JPY LIBOR	Receive	0.34%	Semiannual	Semiannual	N/A	02/08/2034		38,580	(2)	—	(2)
6 Month JPY LIBOR	Pay	0.00%	Semiannual	Semiannual	N/A	06/19/2024	3,500,320		23	(1)	22
6 Month JPY LIBOR	Receive	0.72%	Semiannual	Semiannual	N/A	03/21/2044		24,090	(2)	—	(2)
Consumer Price All Urban Non-Seasonally	Pay	2.04%	Annual	Annual	N/A	04/01/2029		$8,140	(96)	1	(95)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	2.01%	Annual	Annual	N/A	04/23/2024		7,885	5	—	5
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	2.01%	Annual	Annual	N/A	04/24/2024		7,885	4	—	4
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	1.85%	Annual	Annual	N/A	02/08/2022		35,000	56	2	58
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	1.98%	Annual	Annual	N/A	05/02/2022		11,000	(2)	1	(1)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	2.23%	Annual	Annual	N/A	09/18/2020		77,085	(718)	2	(716)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	2.25%	Annual	Annual	N/A	10/30/2028		17,395	(261)	—	(261)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Pay	2.16%	Annual	Annual	N/A	10/30/2023		17,395	195	1	196
Adjusted Index
Consumer Price All Urban Non-Seasonally	Receive	2.31%	Annual	Annual	N/A	10/12/2020		40,215	(420)	1	(419)
Adjusted Index
Consumer Price All Urban Non-Seasonally	Pay	2.15%	Annual	Annual	N/A	03/05/2029		16,340	10	1	11
Adjusted Index
Harmonised Indices of Consumer Prices	Pay	1.99%	Annual	Annual	N/A	01/15/2048	EUR	1,940	304	(4)	300
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.90%	Annual	Annual	N/A	12/15/2048		1,950	227	(2)	225
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.15%	Annual	Annual	N/A	03/15/2029		6,480	66	—	66
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.97%	Annual	Annual	N/A	01/15/2048		1,940	288	(3)	285
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.98%	Annual	Annual	N/A	06/15/2048		1,925	289	(2)	287
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.55%	Annual	Annual	N/A	07/15/2023		12,735	(302)	3	(299)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.38%	Annual	Annual	N/A	04/15/2023		12,840	(222)	(1)	(223)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.83%	Annual	Annual	N/A	05/15/2047		1,320	128	1	129
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.30%	Annual	Annual	N/A	01/15/2029		6,375	(74)	—	(74)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Pay	1.11%	Annual	Annual	N/A	03/15/2024		12,460	38	—	38
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.33%	Annual	Annual	N/A	03/15/2029		12,990	(150)	1	(149)
Excluding Food and Energy
Harmonised Indices of Consumer Prices	Receive	1.29%	Annual	Annual	N/A	03/15/2029		12,460	(84)	1	(83)
Excluding Food and Energy
New Zealand Bank Bill 3 Month FRA	Receive	2.55%	Semiannual	Quarterly	N/A	03/20/2029	NZD	8,395	(163)	3	(160)
New Zealand Bank Bill 3 Month FRA	Receive	2.58%	Semiannual	Quarterly	N/A	03/20/2029		3,084	(66)	2	(64)
New Zealand Bank Bill 3 Month FRA	Receive	2.80%	Semiannual	Quarterly	N/A	03/20/2029		47,180	(1,645)	28	(1,617)
New Zealand Bank Bill 3 Month FRA	Receive	2.59%	Semiannual	Quarterly	N/A	03/20/2029		1,646	(36)	—	(36)
United Kingdom Retail Prices Index	Receive	3.41%	Annual	Annual	N/A	03/15/2024	GBP	8,890	53	—	53
United Kingdom Retail Prices Index	Pay	3.53%	Annual	Annual	N/A	03/15/2049		1,090	10	—	10
United Kingdom Retail Prices Index	Receive	3.26%	Annual	Annual	N/A	05/15/2023		21,485	86	9	95

See accompanying notes.

Schedule of Investments
Inflation Protection Fund
April 30, 2019 (unaudited)

Exchange Cleared Interest Rate Swaps (continued)

		(Pay)/		Payment	Payment
		Receive		Frequency	Frequency					Unrealized
		Floating	Fixed	Paid by	Received	Effective	Maturity			Notional	Appreciation/	Upfront Payments/	Fair
Floating Rate Index		Rate	Rate	Fund	by Fund	Date (a)	Date			Amount	(Depreciation)	(Receipts)	Value
United Kingdom Retail Prices Index		Pay	3.40%	Annual	Annual	N/A	08/15/2028		GBP	19,680$	(241)$	(19)	$(260)
United Kingdom Retail Prices Index		Pay	3.44%	Annual	Annual	N/A	08/15/2048			2,185	(98)	1	(97)
United Kingdom Retail Prices Index		Pay	3.34%	Annual	Annual	N/A	06/15/2028			2,865	(65)	(1)	(66)
United Kingdom Retail Prices Index		Receive	3.45%	Annual	Annual	N/A	03/15/2024			8,765	25	1	26
United Kingdom Retail Prices Index		Receive	3.55%	Annual	Annual	N/A	11/15/2047			9,045	(400)	26	(374)
United Kingdom Retail Prices Index		Pay	3.60%	Annual	Annual	N/A	11/15/2042			9,045	378	(32)	346
United Kingdom Retail Prices Index		Receive	3.46%	Annual	Annual	N/A	11/15/2027			15,015	(71)	28	(43)
United Kingdom Retail Prices Index		Pay	3.55%	Annual	Annual	N/A	11/15/2032			15,015	214	(41)	173
United Kingdom Retail Prices Index		Receive	3.41%	Annual	Annual	N/A	03/15/2048			1,915	120	(3)	117
United Kingdom Retail Prices Index		Pay	3.41%	Annual	Annual	N/A	01/15/2028			16,640	(87)	(24)	(111)
United Kingdom Retail Prices Index		Pay	3.49%	Annual	Annual	N/A	03/15/2029			8,890	(93)	1	(92)
United Kingdom Retail Prices Index		Receive	3.48%	Annual	Annual	N/A	09/15/2023			17,850	(193)	9	(184)
United Kingdom Retail Prices Index		Pay	3.45%	Annual	Annual	N/A	10/15/2023			10,750	151	(5)	146
United Kingdom Retail Prices Index		Receive	3.58%	Annual	Annual	N/A	12/15/2023			10,965	(193)	2	(191)
United Kingdom Retail Prices Index		Pay	3.50%	Annual	Annual	N/A	09/15/2028			17,850	82	(13)	69
United Kingdom Retail Prices Index		Pay	3.41%	Annual	Annual	N/A	01/15/2024			8,715	32	(1)	31
United Kingdom Retail Prices Index		Receive	3.48%	Annual	Annual	N/A	01/15/2029			8,715	8	3	11
United Kingdom Retail Prices Index		Receive	3.45%	Annual	Annual	N/A	10/15/2023			9,490	(135)	4	(131)
United Kingdom Retail Prices Index		Pay	3.51%	Annual	Annual	N/A	10/15/2028			9,490	107	(5)	102
United Kingdom Retail Prices Index		Receive	3.35%	Annual	Annual	N/A	08/15/2023			21,840	(20)	11	(9)
United Kingdom Retail Prices Index		Pay	3.39%	Annual	Annual	N/A	08/15/2028			9,910	(147)	(8)	(155)
United Kingdom Retail Prices Index		Receive	3.47%	Annual	Annual	N/A	09/15/2048			4,000	70	18	88
United Kingdom Retail Prices Index		Receive	3.36%	Annual	Annual	N/A	08/15/2023			21,835	(31)	11	(20)
United Kingdom Retail Prices Index		Pay	3.53%	Annual	Annual	N/A	03/15/2029			8,765	(38)	—	(38)
United Kingdom Retail Prices Index		Receive	3.43%	Annual	Annual	N/A	08/15/2048			300	15	—	15
United Kingdom Retail Prices Index		Pay	3.36%	Annual	Annual	N/A	08/15/2023			63,615	76	(27)	49
US Federal Funds Effective Rate (continuous		Receive	2.18%	Annual	Annual	N/A	03/15/2021			$27,340	(35)	1	(34)
series)
US Federal Funds Effective Rate (continuous		Receive	2.14%	Annual	Annual	N/A	08/31/2023			12,490	(48)	—	(48)
series)
US Federal Funds Effective Rate (continuous		Receive	2.17%	Annual	Annual	N/A	08/31/2023			12,420	(64)	—	(64)
series)
Total											$(3,584)$	(66)	$(3,650)
Amounts in thousands.

Purchased Capped Options

					Pay/Receive						Upfront	Unrealized
					Floating	Notional				Expiration	Payments/	Appreciation/
Description	Counterparty		Range		Rate	Amount	Exercise Rate			Date	(Premiums)	Fair Value	(Depreciation)
Call - 5Y-30Y CMS Index Cap	Barclays Bank	Max (0, 5Y CMS-0.35%)			Pay	$98,000		0.35%		07/29/2019	$49	$66	$17
	PLC
Call - 5Y-30Y CMS Index Cap	Morgan Stanley	Max (0, 5Y CMS-0.40%)			Receive	39,700	0.40%			06/27/2019	16	13	(3)
	& Co
Total											$65	$79	$14
Written Capped Options

					Pay/Receive						Upfront	Unrealized
					Floating		Notional			Expiration	Payments/	Appreciation/
Description	Counterparty		Range		Rate	Amount		Exercise Rate		Date	(Premiums)	Fair Value	(Depreciation)
Call - 5Y-30Y CMS Index Cap	Barclays Bank	Max (0, 5Y CMS-0.45%)			Pay	$98,000		0.45%		07/29/2019	$(22)$	(23)$	(1)
	PLC
Put - 5Y-30Y CMS Index Cap	Morgan Stanley	Max (0, 5Y CMS-0.50%)			Pay	39,700		0.50%		06/27/2019	(5)	(3)	2
	& Co
Total											$(27)$	(26)$	1
Amounts in thousands.

See accompanying notes.

     Schedule of Investments International Emerging Markets Fund April 30, 2019 (unaudited)

COMMON STOCKS - 97.53%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Agriculture - 0.66%			Electrical Components & Equipment - 0.87%
KT&G Corp	55,256	$4,833	Delta Electronics Inc	1,198,000 $	6,323
Apparel - 2.10%			Electronics - 0.63%
Eclat Textile Co Ltd	111,000	1,587	Taiwan Union Technology Corp (a)	1,266,000	4,622
Feng TAY Enterprise Co Ltd	557,000	4,517	Engineering & Construction - 0.66%
Fila Korea Ltd	64,525	4,563	Daelim Industrial Co Ltd	16,309	1,353
Makalot Industrial Co Ltd	665,000	4,588	Larsen & Toubro Ltd	178,198	3,456
		$15,255			$4,809
Automobile Manufacturers - 1.97%			Food - 2.89%
Hyundai Motor Co	42,228	5,012	Charoen Pokphand Foods PCL	5,043,300	4,227
Kia Motors Corp	168,888	6,547	Indofood Sukses Makmur Tbk PT	3,253,900	1,589
SAIC Motor Corp Ltd (a)	689,105	2,803	Magnit PJSC	235,469	3,366
		$14,362	Nestle India Ltd	10,682	1,674
Automobile Parts & Equipment - 1.00%			Uni-President Enterprises Corp	2,200,000	5,229
Weichai Power Co Ltd	4,449,000	7,284	X5 Retail Group NV	162,880	4,946
Banks - 13.67%					$21,031
Absa Group Ltd	319,423	3,680	Forest Products & Paper - 0.27%
Axis Bank Ltd	678,772	7,483	Suzano SA	185,200	1,932
Banco do Brasil SA	320,500	4,052	Gas - 0.95%
Banco Santander Brasil SA	301,300	3,477	GAIL India Ltd	903,517	4,628
Bangkok Bank PCL	703,600	4,610	Perusahaan Gas Negara Tbk PT	13,931,600	2,271
Bank of China Ltd	21,366,000	10,202			$6,899
Bank of Communications Co Ltd	7,312,000	6,167	Insurance - 5.33%
Bank Rakyat Indonesia Persero Tbk PT (a)	23,564,700	7,245	AIA Group Ltd	794,800	8,138
China Construction Bank Corp	8,302,722	7,319	BB Seguridade Participacoes SA	327,300	2,372
Credicorp Ltd	31,402	7,439	China Life Insurance Co Ltd	1,520,000	4,319
Grupo Financiero Banorte SAB de CV	1,445,200	9,157	IRB Brasil Resseguros S/A	145,300	3,500
HDFC Bank Ltd	147,979	4,916	Ping An Insurance Group Co of China Ltd	1,301,500	15,754
Industrial Bank Co Ltd	1,265,366	3,747	Porto Seguro SA	101,600	1,409
Malayan Banking Bhd	1,153,900	2,582	Powszechny Zaklad Ubezpieczen SA	297,754	3,278
OTP Bank Nyrt	161,801	7,196			$38,770
PT Bank Central Asia Tbk	1,010,500	2,041	Internet - 15.59%
Sberbank of Russia PJSC ADR	570,450	8,177	58.com Inc ADR(a)	45,922	3,297
		$99,490	AfreecaTV Co Ltd	35,822	1,961
Beverages - 0.99%			Alibaba Group Holding Ltd ADR(a)	176,204	32,698
Kweichow Moutai Co Ltd (a)	22,093	3,195	Autohome Inc ADR(a)	19,458	2,247
Thai Beverage PCL	6,480,000	4,003	Baidu Inc ADR(a)	34,373	5,714
		$7,198	Jumia Technologies AG ADR(a)	103,736	4,458
Building Materials - 1.21%			Just Dial Ltd (a)	392,365	3,268
Anhui Conch Cement Co Ltd	616,365	3,660	Naspers Ltd	71,483	18,389
China Lesso Group Holdings Ltd	1,123,000	795	Tencent Holdings Ltd	841,800	41,490
Huaxin Cement Co Ltd (a)	1,076,575	4,324			$113,522
		$8,779	Iron & Steel - 1.38%
Commercial Services - 2.20%			POSCO	8,184	1,792
CCR SA	1,000,600	3,016	Vale SA	644,689	8,260
New Oriental Education & Technology Group Inc	70,866	6,765			$10,052
ADR(a)			Leisure Products & Services - 0.24%
TAL Education Group ADR(a)	162,936	6,268	China International Travel Service Corp Ltd (a)	153,293	1,763
		$16,049	Mining - 2.35%
Computers - 1.65%			Anglo American PLC	110,098	2,857
Globant SA (a)	9,588	805	AngloGold Ashanti Ltd	175,672	2,090
Lenovo Group Ltd	5,154,000	4,776	BHP Group PLC	218,552	5,175
Tata Consultancy Services Ltd	107,953	3,509	Gold Fields Ltd	513,537	1,935
Wipro Ltd	687,799	2,956	Grupo Mexico SAB de CV	1,719,700	5,048
		$12,046			$17,105
Diversified Financial Services - 5.77%			Miscellaneous Manufacturers - 1.34%
Bajaj Finance Ltd	129,599	5,770	Escorts Ltd	342,227	3,637
Capitec Bank Holdings Ltd	55,307	5,173	Largan Precision Co Ltd	41,000	6,155
CTBC Financial Holding Co Ltd	5,828,000	3,992			$9,792
Hana Financial Group Inc	100,651	3,175	Oil & Gas - 9.81%
Housing Development Finance Corp Ltd	145,314	4,169	China Petroleum & Chemical Corp	6,890,000	5,296
Muthoot Finance Ltd	487,777	4,188	CNOOC Ltd	4,653,000	8,451
Old Mutual Ltd	3,044,088	4,896	Indian Oil Corp Ltd	1,368,581	3,116
REC Ltd	1,389,035	2,943	Kunlun Energy Co Ltd	3,452,000	3,651
Shinhan Financial Group Co Ltd	204,526	7,730	LUKOIL PJSC ADR	231,889	19,689
		$42,036	MOL Hungarian Oil & Gas PLC	154,804	1,783
Electric - 0.35%			Oil & Natural Gas Corp Ltd	1,925,008	4,684
Korea Electric Power Corp	106,854	2,587	Petroleo Brasileiro SA	396,000	3,031
			PTT Exploration & Production PCL	936,400	3,913

See accompanying notes.

Schedule of Investments
International Emerging Markets Fund
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Oil & Gas (continued)			(b)	Affiliated Security. Security is either an affiliate (and registered under the
PTT PCL	5,640,000 $	8,611	Investment Company Act of 1940) or an affiliate as defined by the Investment
Reliance Industries Ltd	458,252	9,180	Company Act of 1940 (controls 5.0% or more of the outstanding voting
		$71,405	shares of the security). Please see affiliated sub-schedule for transactional
Pharmaceuticals - 0.90%			information.
Aurobindo Pharma Ltd	327,551	3,858	(c) Current yield shown is as of period end.
China National Accord Medicines Corp Ltd	384,779	2,694
		$6,552	Portfolio Summary (unaudited)
Pipelines - 0.45%			Country	Percent
Petronet LNG Ltd	941,092	3,266	China	31.79%
Real Estate - 1.63%			Taiwan, Province Of China	11.80%
Future Land Development Holdings Ltd	2,310,000	2,755	India	11.36%
Guangzhou R&F Properties Co Ltd	1,626,800	3,236	Korea, Republic Of	10.62%
Sunac China Holdings Ltd	1,138,000	5,865	Brazil	7.29%
		$11,856	South Africa	4.98%
Retail - 5.11%			Russian Federation	4.96%
ANTA Sports Products Ltd	885,000	6,224	Thailand	3.84%
Atacadao SA	679,100	3,677	Mexico	3.48%
Home Product Center PCL	5,276,700	2,596	Hong Kong	2.32%
Lojas Renner SA	322,400	3,809	Indonesia	1.80%
Suning.com Co Ltd (a)	1,444,573	2,710	United States	1.28%
Wal-Mart de Mexico SAB de CV	3,795,200	11,151	Hungary	1.24%
Yum China Holdings Inc	148,210	7,046	Peru	1.02%
		$37,213	Australia	0.71%
Semiconductors - 10.68%			Germany	0.61%
Chipbond Technology Corp	2,093,000	4,750	Poland	0.45%
Novatek Microelectronics Corp	694,000	4,540	United Kingdom	0.39%
Realtek Semiconductor Corp	589,000	3,993	Malaysia	0.35%
Samsung Electronics Co Ltd	730,146	28,707	Argentina	0.11%
SK Hynix Inc	69,183	4,682	Other Assets and Liabilities	(0.40)%
Taiwan Semiconductor Manufacturing Co Ltd	3,697,685	31,046	TOTAL NET ASSETS	100.00%
		$77,718
Software - 2.26%
Momo Inc ADR	104,574	3,667
NetEase Inc ADR	23,714	6,747
Tech Mahindra Ltd	500,472	6,020
		$16,434
Telecommunications - 1.62%
Accton Technology Corp	1,054,000	4,478
China Mobile Ltd	534,000	5,095
China Telecom Corp Ltd	4,222,000	2,188
		$11,761
Textiles - 0.40%
Cia Hering	354,900	2,882
Transportation - 0.60%
Hyundai Glovis Co Ltd	32,213	4,407
TOTAL COMMON STOCKS		$710,033
INVESTMENT COMPANIES - 1.28%	Shares Held Value (000's)
Money Market Funds - 1.28%
Principal Government Money Market Fund	9,293,708	9,294
2.38%(b),(c)
TOTAL INVESTMENT COMPANIES		$9,294
PREFERRED STOCKS - 1.59%	Shares Held Value (000's)
Banks - 0.80%
Banco Bradesco SA 0.19%	642,000	$5,829
Oil & Gas - 0.79%
Petroleo Brasileiro SA 0.02%	829,500	5,737
TOTAL PREFERRED STOCKS		$11,566
Total Investments		$730,893
Other Assets and Liabilities - (0.40)%		(2,900)
TOTAL NET ASSETS - 100.00%		$727,993

See accompanying notes.

Schedule of Investments
International Emerging Markets Fund
April 30, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$36,392	$231,642	$258,740	$9,294
			$36,392	$231,642	$258,740	$9,294

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$155	$	— $		— $	—
	$155	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments International Fund I

April 30, 2019 (unaudited)

COMMON STOCKS - 99.27%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.79%			Engineering & Construction (continued)
Hakuhodo DY Holdings Inc	179,000	$3,026	Kyowa Exeo Corp	109,500	$2,995
Aerospace & Defense - 0.87%					$11,088
MTU Aero Engines AG	14,157	3,340	Entertainment - 1.95%
Apparel - 3.27%			Betsson AB (a)	225,000	1,708
Kering SA	11,011	6,516	Cineworld Group PLC	511,000	2,120
LVMH Moet Hennessy Louis Vuitton SE	6,878	2,700	Evolution Gaming Group AB (b)	23,500	2,413
Moncler SpA	80,900	3,326	Kindred Group PLC	143,100	1,250
		$12,542			$7,491
Automobile Manufacturers - 0.53%			Food - 1.72%
Geely Automobile Holdings Ltd	1,003,200	2,021	a2 Milk Co Ltd (a)	365,300	4,106
Automobile Parts & Equipment - 0.61%			Greencore Group PLC	827,000	2,481
Weichai Power Co Ltd	1,422,000	2,328			$6,587
Banks - 7.07%			Gas - 2.12%
Banco do Brasil SA	137,500	1,738	China Resources Gas Group Ltd	458,000	2,126
Bank of Communications Co Ltd	2,096,000	1,768	ENN Energy Holdings Ltd	637,400	6,024
China Construction Bank Corp	2,931,800	2,585			$8,150
China Merchants Bank Co Ltd	1,314,500	6,506	Home Builders - 2.50%
DBS Group Holdings Ltd	183,900	3,824	Barratt Developments PLC	238,000	1,872
Macquarie Group Ltd	27,346	2,599	Berkeley Group Holdings PLC	45,783	2,246
Royal Bank of Canada	58,800	4,686	Haseko Corp	149,800	1,812
Sberbank of Russia PJSC ADR	239,243	3,429	Persimmon PLC	125,500	3,666
		$27,135			$9,596
Building Materials - 3.14%			Home Furnishings - 1.20%
Anhui Conch Cement Co Ltd	875,400	5,343	Howden Joinery Group PLC	358,000	2,378
China Resources Cement Holdings Ltd	2,967,000	2,975	Sony Corp	44,500	2,241
Sika AG	24,460	3,748			$4,619
		$12,066	Insurance - 9.23%
Chemicals - 0.72%			Allianz SE	20,623	4,985
Petronas Chemicals Group Bhd	1,263,000	2,750	ASR Nederland NV	65,000	2,892
Coal - 1.40%			Genworth MI Canada Inc	63,000	1,958
China Shenhua Energy Co Ltd	1,464,500	3,242	Legal & General Group PLC	1,648,230	5,994
Exxaro Resources Ltd	186,000	2,128	Ping An Insurance Group Co of China Ltd	415,100	5,025
		$5,370	Porto Seguro SA	274,000	3,799
Commercial Services - 3.90%			Swiss Life Holding AG	10,664	5,013
Ashtead Group PLC	199,137	5,530	Tokio Marine Holdings Inc	114,000	5,776
Estacio Participacoes SA	255,000	1,785			$35,442
Localiza Rent a Car SA	303,000	2,820	Internet - 4.29%
Pagegroup PLC	443,962	3,121	Alibaba Group Holding Ltd ADR(a)	37,600	6,977
QinetiQ Group PLC	439,000	1,729	Autohome Inc ADR(a)	18,000	2,079
		$14,985	Tencent Holdings Ltd	150,500	7,418
Computers - 5.90%					$16,474
Bechtle AG	21,500	2,214	Iron & Steel - 3.21%
CGI Inc (a)	53,500	3,851	Evraz PLC	591,000	4,853
Infosys Ltd ADR	483,000	5,197	Ferrexpo PLC	542,000	1,469
Lenovo Group Ltd	3,801,000	3,522	Kumba Iron Ore Ltd	102,518	3,083
Nomura Research Institute Ltd	73,300	3,588	Severstal PJSC	179,300	2,905
Teleperformance	22,322	4,291			$12,310
		$22,663	Leisure Products & Services - 0.47%
Diversified Financial Services - 4.62%			BRP Inc	58,000	1,803
Azimut Holding SpA	106,000	2,144	Machinery - Diversified - 0.55%
B3 SA - Brasil Bolsa Balcao	215,000	1,894	Valmet OYJ	77,000	2,121
Chailease Holding Co Ltd	757,860	3,231	Media - 1.58%
E.Sun Financial Holding Co Ltd	3,015,000	2,476	Informa PLC	226,000	2,298
Intrum AB	63,000	1,604	Quebecor Inc	151,000	3,766
Mitsubishi UFJ Lease & Finance Co Ltd	455,000	2,320			$6,064
Partners Group Holding AG	5,370	4,050	Mining - 6.64%
		$17,719	Anglo American PLC	237,000	6,150
Electronics - 2.08%			BHP Group Ltd	171,000	4,525
Halma PLC	122,800	2,889	MMC Norilsk Nickel PJSC ADR	178,952	4,010
Zhen Ding Technology Holding Ltd	1,429,000	5,113	Northern Star Resources Ltd	687,000	3,978
		$8,002	Rio Tinto Ltd	27,000	1,820
Engineering & Construction - 2.89%			Rio Tinto PLC	86,000	5,017
Alten SA	18,500	2,021			$25,500
COMSYS Holdings Corp	81,508	2,144	Miscellaneous Manufacturers - 0.52%
Grupo Aeroportuario del Centro Norte SAB de	311,000	1,915	Vesuvius PLC	245,000	1,977
CV
HomeServe PLC	142,000	2,013

See accompanying notes.

Schedule of Investments
International Fund I
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Oil & Gas - 4.30%			(b)	Security exempt from registration under Rule 144A of the Securities Act of
Beach Energy Ltd	2,160,000 $	3,239	1933. These securities may be resold in transactions exempt from registration,
CNOOC Ltd	1,106,000	2,009	normally to qualified institutional buyers. At the end of the period, the value of
LUKOIL PJSC ADR	33,000	2,802	these securities totaled $2,413 or 0.63% of net assets.
Novatek PJSC	15,000	2,894	(c)	Affiliated Security. Security is either an affiliate (and registered under the
Parex Resources Inc (a)	145,000	2,470	Investment Company Act of 1940) or an affiliate as defined by the Investment
Tatneft PJSC ADR	44,000	3,098	Company Act of 1940 (controls 5.0% or more of the outstanding voting
		$16,512	shares of the security). Please see affiliated sub-schedule for transactional
Pharmaceuticals - 4.58%			information.
Alfresa Holdings Corp	149,469	4,171	(d) Current yield shown is as of period end.
Astellas Pharma Inc	175,000	2,370
Roche Holding AG	20,400	5,383	Portfolio Summary (unaudited)
Sawai Pharmaceutical Co Ltd	33,000	1,773	Country	Percent
Shionogi & Co Ltd	37,000	2,161	China	16.29%
TCI Co Ltd	114,000	1,702	United Kingdom	15.51%
		$17,560	Japan	11.26%
Private Equity - 0.80%			Canada	7.67%
3i Group PLC	220,000	3,078	Taiwan, Province Of China	6.28%
Retail - 3.43%			Russian Federation	6.26%
Alimentation Couche-Tard Inc	71,500	4,216	Switzerland	6.15%
ANTA Sports Products Ltd	467,600	3,288	France	4.05%
JD Sports Fashion PLC	379,300	3,118	Australia	3.74%
Next PLC	34,000	2,560	Brazil	3.13%
		$13,182	Germany	2.75%
Semiconductors - 4.02%			Hong Kong	2.15%
Chipbond Technology Corp	860,000	1,952	Sweden	1.49%
Novatek Microelectronics Corp	342,000	2,237	Italy	1.43%
Realtek Semiconductor Corp	480,000	3,254	South Africa	1.35%
Samsung Electronics Co Ltd	98,864	3,887	India	1.35%
Taiwan Semiconductor Manufacturing Co Ltd	93,700	4,106	New Zealand	1.07%
ADR			Korea, Republic Of	1.01%
		$15,436	Israel	1.00%
Shipbuilding - 0.62%			Singapore	1.00%
Yangzijiang Shipbuilding Holdings Ltd	2,049,000	2,369	Spain	0.83%
Software - 3.83%			Netherlands	0.75%
Amadeus IT Group SA	40,000	3,188	Malaysia	0.72%
Constellation Software Inc/Canada	3,300	2,912	United States	0.68%
Open Text Corp	50,000	1,922	Ireland	0.65%
Temenos AG (a)	23,494	3,908	Finland	0.55%
			Mexico	0.50%
TIS Inc	61,000	2,783	Malta	0.33%
		$14,713	Other Assets and Liabilities	0.05%
Telecommunications - 1.83%			TOTAL NET ASSETS	100.00%
China Mobile Ltd	332,000	3,168
Nice Ltd ADR(a)	27,900	3,846
		$7,014
Toys, Games & Hobbies - 1.60%
Bandai Namco Holdings Inc	128,200	6,146
Transportation - 0.49%
TFI International Inc	57,000	1,872
TOTAL COMMON STOCKS		$381,051
INVESTMENT COMPANIES - 0.68%	Shares Held Value (000's)
Money Market Funds - 0.68%
Principal Government Money Market Fund	2,603,594	2,604
2.38%(c),(d)
TOTAL INVESTMENT COMPANIES		$2,604
Total Investments		$383,655
Other Assets and Liabilities - 0.05%		173
TOTAL NET ASSETS - 100.00%		$383,828

See accompanying notes.

Schedule of Investments
International Fund I
April 30, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$901	$77,493	$75,790	$2,604
			$901	$77,493	$75,790	$2,604

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$49	$	— $		— $	—
	$49	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
April 30, 2019 (unaudited)

COMMON STOCKS - 98.16%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Apparel - 2.02%			Software - 9.24%
NIKE Inc	131,300	$11,532	Microsoft Corp	240,297	$31,383
Banks - 2.16%			salesforce.com Inc (a)	35,500	5,870
SVB Financial Group (a)	48,899	12,309	ServiceNow Inc (a)	57,112	15,506
Biotechnology - 1.43%					$52,759
Vertex Pharmaceuticals Inc (a)	48,458	8,188	Telecommunications - 2.61%
Commercial Services - 3.54%			Cisco Systems Inc	266,000	14,883
PayPal Holdings Inc (a)	106,600	12,022	Transportation - 1.77%
Worldpay Inc (a)	69,800	8,181	Norfolk Southern Corp	49,600	10,119
		$20,203	TOTAL COMMON STOCKS		$560,383
Computers - 2.93%			INVESTMENT COMPANIES - 2.36%	Shares Held Value (000's)
Apple Inc	83,400	16,736	Money Market Funds - 2.36%
Cosmetics & Personal Care - 4.91%			Principal Government Money Market Fund	13,450,160	13,450
Estee Lauder Cos Inc/The	80,140	13,769	2.38%(b),(c)
Procter & Gamble Co/The	133,800	14,247	TOTAL INVESTMENT COMPANIES		$13,450
		$28,016	Total Investments		$573,833
			Other Assets and Liabilities - (0.52)%		(2,943)
Diversified Financial Services - 6.97%			TOTAL NET ASSETS - 100.00%		$570,890
Mastercard Inc	79,608	20,239
Visa Inc	118,833	19,540
		$39,779	(a) Non-income producing security
Electronics - 1.62%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Honeywell International Inc	53,200	9,237	Investment Company Act of 1940) or an affiliate as defined by the Investment
Entertainment - 1.72%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Live Nation Entertainment Inc (a)	150,200	9,814	shares of the security). Please see affiliated sub-schedule for transactional
Healthcare - Products - 8.89%			information.
Abbott Laboratories	161,000	12,809	(c) Current yield shown is as of period end.
Boston Scientific Corp (a)	116,700	4,332
Intuitive Surgical Inc (a)	28,841	14,727	Portfolio Summary (unaudited)
Thermo Fisher Scientific Inc	68,158	18,911	Sector		Percent
		$50,779	Communications		27.04%
Internet - 22.43%			Consumer, Non-cyclical		23.02%
Alibaba Group Holding Ltd ADR(a)	38,900	7,219	Technology		19.48%
Alphabet Inc - A Shares (a)	21,222	25,444	Consumer, Cyclical		12.66%
Amazon.com Inc (a)	14,471	27,879	Financial		9.13%
Facebook Inc (a)	93,700	18,122	Industrial		5.86%
Lyft Inc (a)	99,096	5,926	Money Market Funds		2.36%
Netflix Inc (a)	33,638	12,464	Energy		0.97%
RingCentral Inc (a)	146,700	17,071	Other Assets and Liabilities		(0.52)%
Twitter Inc (a)	348,400	13,905	TOTAL NET ASSETS		100.00%
		$128,030
Leisure Products & Services - 1.66%
Royal Caribbean Cruises Ltd	78,300	9,470
Machinery - Diversified - 2.47%
Deere & Co	85,070	14,090
Media - 2.00%
Walt Disney Co/The	83,500	11,437
Office & Business Equipment - 3.00%
Zebra Technologies Corp (a)	81,100	17,123
Oil & Gas - 0.97%
Diamondback Energy Inc	52,304	5,565
Pharmaceuticals - 4.25%
DexCom Inc (a)	59,000	7,143
Eli Lilly & Co	74,400	8,708
Sarepta Therapeutics Inc (a)	71,700	8,385
		$24,236
Retail - 7.26%
Chipotle Mexican Grill Inc (a)	17,000	11,697
Lululemon Athletica Inc (a)	50,100	8,835
Starbucks Corp	141,100	10,960
Ulta Beauty Inc (a)	28,592	9,978
		$41,470
Semiconductors - 4.31%
Analog Devices Inc	119,200	13,856
Xilinx Inc	89,500	10,752
		$24,608

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund
April 30, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$13,063	$160,788	$160,401	$13,450
			$13,063	$160,788	$160,401	$13,450

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$100	$	— $		— $	—
	$100	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I April 30, 2019 (unaudited)

COMMON STOCKS - 97.36%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.01%			Beverages (continued)
Interpublic Group of Cos Inc/The	4,140	$95	PepsiCo Inc	103,122	$13,205
Omnicom Group Inc	11,612	930			$123,946
		$1,025	Biotechnology - 1.21%
Aerospace & Defense - 3.18%			Alexion Pharmaceuticals Inc (a)	161,384	21,970
Boeing Co/The	557,356	210,507	Alnylam Pharmaceuticals Inc (a)	5,971	533
General Dynamics Corp	6,549	1,170	Amgen Inc	45,592	8,176
Harris Corp	9,469	1,596	Biogen Inc (a)	14,495	3,323
HEICO Corp	3,989	421	BioMarin Pharmaceutical Inc (a)	13,360	1,143
HEICO Corp - Class A	6,663	596	Bluebird Bio Inc (a)	2,859	405
Lockheed Martin Corp	12,765	4,255	Celgene Corp (a)	53,352	5,050
Northrop Grumman Corp	157,598	45,689	Exact Sciences Corp (a)	9,051	893
Raytheon Co	16,148	2,868	Exelixis Inc (a)	22,185	436
Spirit AeroSystems Holdings Inc	212,777	18,491	Gilead Sciences Inc	73,314	4,768
TransDigm Group Inc (a)	3,889	1,876	Illumina Inc (a)	8,264	2,578
		$287,469	Incyte Corp (a)	13,278	1,020
Agriculture - 0.48%			Ionis Pharmaceuticals Inc (a)	9,433	701
Altria Group Inc	161,177	8,757	Regeneron Pharmaceuticals Inc (a)	6,060	2,079
Philip Morris International Inc	399,169	34,552	Sage Therapeutics Inc (a)	3,692	621
		$43,309	Seattle Genetics Inc (a)	8,359	567
Airlines - 0.03%			Vertex Pharmaceuticals Inc (a)	323,208	54,616
Delta Air Lines Inc	8,972	523			$108,879
Southwest Airlines Co	48,280	2,618	Building Materials - 0.05%
		$3,141	Armstrong World Industries Inc	4,602	399
Apparel - 0.52%			Eagle Materials Inc	3,262	296
Capri Holdings Ltd (a)	7,492	330	Lennox International Inc	2,946	800
Carter's Inc	4,076	432	Martin Marietta Materials Inc	4,410	978
Columbia Sportswear Co	774	77	Masco Corp	17,887	699
Hanesbrands Inc	31,157	563	Vulcan Materials Co	9,372	1,182
NIKE Inc	487,793	42,843			$4,354
Skechers U.S.A. Inc (a)	6,541	207	Chemicals - 1.53%
Tapestry Inc	6,093	197	Axalta Coating Systems Ltd (a)	6,693	180
Under Armour Inc - Class A (a)	11,966	276	Celanese Corp	6,592	711
Under Armour Inc - Class C (a)	12,490	259	Chemours Co/The	13,684	493
VF Corp	13,993	1,321	FMC Corp	4,248	336
		$46,505	International Flavors & Fragrances Inc	3,724	513
Automobile Manufacturers - 0.25%			Linde PLC	18,357	3,309
PACCAR Inc	291,927	20,922	LyondellBasell Industries NV	15,257	1,346
Tesla Inc (a)	7,716	1,842	NewMarket Corp	567	238
		$22,764	PPG Industries Inc	3,668	431
Automobile Parts & Equipment - 0.63%			RPM International Inc	2,321	141
Allison Transmission Holdings Inc	10,638	499	Sherwin-Williams Co/The	284,089	129,212
Aptiv PLC	650,254	55,727	Versum Materials Inc	9,617	502
Lear Corp	1,041	149	Westlake Chemical Corp	2,706	189
Visteon Corp (a)	1,748	115	WR Grace & Co	3,800	287
WABCO Holdings Inc (a)	4,457	590			$137,888
		$57,080	Commercial Services - 5.70%
Banks - 0.35%			Automatic Data Processing Inc	46,495	7,643
BOK Financial Corp	503	44	Booz Allen Hamilton Holding Corp	12,488	740
Comerica Inc	1,132	89	Bright Horizons Family Solutions Inc (a)	4,099	525
East West Bancorp Inc	1,154	59	Cintas Corp	540,628	117,392
Morgan Stanley	598,410	28,873	CoreLogic Inc/United States (a)	5,430	221
Northern Trust Corp	4,417	435	CoStar Group Inc (a)	2,917	1,448
Pinnacle Financial Partners Inc	2,720	158	Ecolab Inc	10,142	1,867
Signature Bank/New York NY	2,631	348	Euronet Worldwide Inc (a)	2,839	426
State Street Corp	1,431	97	FleetCor Technologies Inc (a)	228,495	59,626
SVB Financial Group (a)	3,188	803	Gartner Inc (a)	7,494	1,191
Synovus Financial Corp	4,298	158	Global Payments Inc	357,728	52,253
Texas Capital Bancshares Inc (a)	2,879	186	Grand Canyon Education Inc (a)	3,910	453
Western Alliance Bancorp (a)	5,032	241	H&R Block Inc	6,213	169
		$31,491	Moody's Corp	9,384	1,845
			Morningstar Inc	1,566	225
Beverages - 1.37%			PayPal Holdings Inc (a)	2,135,870	240,862
Brown-Forman Corp - A Shares	4,021	210	Robert Half International Inc	10,054	624
Brown-Forman Corp - B Shares	1,781,338	94,927	Rollins Inc	13,139	508
Coca-Cola Co/The	244,935	12,016	S&P Global Inc	14,152	3,123
Constellation Brands Inc	8,738	1,850	Sabre Corp	20,891	434
Keurig Dr Pepper Inc	13,796	401	Service Corp International/US	7,671	319
Monster Beverage Corp (a)	22,429	1,337	ServiceMaster Global Holdings Inc (a)	11,156	547
			Square Inc (a)	23,153	1,686

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electrical Components & Equipment - 0.05%
Total System Services Inc	164,392	$16,807	AMETEK Inc	4,564	$402
TransUnion	15,363	1,070	Emerson Electric Co	49,858	3,539
Verisk Analytics Inc	12,934	1,826	Energizer Holdings Inc	2,651	127
WEX Inc (a)	3,643	766	Hubbell Inc	3,602	460
Worldpay Inc (a)	1,500	176	Littelfuse Inc	1,825	367
		$514,772			$4,895
Computers - 2.94%			Electronics - 3.33%
Accenture PLC - Class A	60,646	11,078	Allegion PLC	7,136	708
Apple Inc	705,768	141,626	Amphenol Corp	1,148,032	114,298
Cognizant Technology Solutions Corp	29,601	2,160	Coherent Inc (a)	1,788	265
Dell Technologies Inc (a)	3,146	212	FLIR Systems Inc	3,047	161
EPAM Systems Inc (a)	4,596	824	Fortive Corp	1,740,258	150,254
Fortinet Inc (a)	12,306	1,150	Gentex Corp	17,983	414
Genpact Ltd	2,784,543	101,079	Honeywell International Inc	182,094	31,617
International Business Machines Corp	37,168	5,214	Mettler-Toledo International Inc (a)	1,955	1,457
NCR Corp (a)	11,095	321	National Instruments Corp	8,386	395
NetApp Inc	21,972	1,601	Waters Corp (a)	5,543	1,184
		$265,265			$300,753
Consumer Products - 0.08%			Engineering & Construction - 0.00%
Avery Dennison Corp	6,710	743	frontdoor Inc (a)	6,372	225
Church & Dwight Co Inc	15,800	1,184	Entertainment - 0.01%
Clorox Co/The	8,516	1,360	International Game Technology PLC	2,648	39
Kimberly-Clark Corp	30,537	3,920	Lions Gate Entertainment Corp - A shares	809	12
		$7,207	Lions Gate Entertainment Corp - B shares	1,797	24
Cosmetics & Personal Care - 1.32%			Live Nation Entertainment Inc (a)	10,689	698
Colgate-Palmolive Co	8,871	646	Madison Square Garden Co/The (a)	178	56
Estee Lauder Cos Inc/The	689,717	118,500			$829
		$119,146	Environmental Control - 0.40%
Distribution & Wholesale - 0.07%			Republic Services Inc	2,302	191
Copart Inc (a)	16,696	1,124	Waste Connections Inc	344,304	31,941
Fastenal Co	23,163	1,634	Waste Management Inc	38,862	4,171
HD Supply Holdings Inc (a)	6,277	287			$36,303
KAR Auction Services Inc	11,512	650	Food - 0.06%
LKQ Corp (a)	5,965	179	Campbell Soup Co	9,429	365
Pool Corp	3,364	618	General Mills Inc	20,931	1,077
Watsco Inc	2,471	392	Hershey Co/The	9,757	1,218
WW Grainger Inc	3,736	1,054	Kellogg Co	9,548	576
		$5,938	McCormick & Co Inc/MD	577	89
Diversified Financial Services - 6.04%			Post Holdings Inc (a)	2,889	326
American Express Co	40,411	4,737	Sprouts Farmers Market Inc (a)	9,696	208
Ameriprise Financial Inc	1,946	286	Sysco Corp	26,776	1,884
Capital One Financial Corp	8,447	784	US Foods Holding Corp (a)	1,103	40
Cboe Global Markets Inc	8,030	816			$5,783
Charles Schwab Corp/The	1,428,860	65,414	Forest Products & Paper - 0.00%
CME Group Inc	2,320	415	International Paper Co	3,732	175
Credit Acceptance Corp (a)	827	410	Hand & Machine Tools - 0.01%
Discover Financial Services	12,188	993	Lincoln Electric Holdings Inc	5,706	498
E*TRADE Financial Corp	4,864	246	Healthcare - Products - 8.52%
Eaton Vance Corp	9,092	378	ABIOMED Inc (a)	3,336	925
Evercore Inc - Class A	3,336	325	Baxter International Inc	15,382	1,174
Intercontinental Exchange Inc	428,239	34,837	Becton Dickinson and Co	300,374	72,312
Lazard Ltd	9,054	352	Bio-Techne Corp	3,028	619
LPL Financial Holdings Inc	6,938	514	Boston Scientific Corp (a)	59,654	2,214
Mastercard Inc	77,944	19,817	Bruker Corp	5,072	196
OneMain Holdings Inc	1,504	51	Cantel Medical Corp	3,320	229
Raymond James Financial Inc	3,418	313	Cooper Cos Inc/The	772	224
Santander Consumer USA Holdings Inc	2,372	51	Danaher Corp	1,005,060	133,110
SEI Investments Co	10,203	556	Edwards Lifesciences Corp (a)	546,308	96,188
Synchrony Financial	33,623	1,166	Henry Schein Inc (a)	3,017	193
T Rowe Price Group Inc	16,813	1,807	Hill-Rom Holdings Inc	4,007	406
TD Ameritrade Holding Corp	505,040	26,555	ICU Medical Inc (a)	1,435	326
Virtu Financial Inc	4,391	108	IDEXX Laboratories Inc (a)	6,787	1,575
Visa Inc	2,337,223	384,309	Integra LifeSciences Holdings Corp (a)	5,091	266
Western Union Co/The	15,073	293	Intuitive Surgical Inc (a)	424,295	216,658
		$545,533	Masimo Corp (a)	3,951	514
Electric - 0.30%			ResMed Inc	11,145	1,165
Sempra Energy	211,316	27,038	Stryker Corp	471,019	88,981
			Teleflex Inc	816	233

See accompanying notes.

Schedule of Investments LargeCap Growth Fund I April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products (continued)			Internet (continued)
Thermo Fisher Scientific Inc	540,691	$150,015	TripAdvisor Inc (a)	8,535	$454
Varian Medical Systems Inc (a)	7,482	1,019	Twitter Inc (a)	54,553	2,177
West Pharmaceutical Services Inc	1,847	229	Uber Technologies Inc - Class A (a),(b),(c),(d)	3,929	185
		$768,771	VeriSign Inc (a)	8,705	1,719
Healthcare - Services - 2.10%			Zendesk Inc (a)	8,873	779
Anthem Inc	124,758	32,815			$1,844,132
Catalent Inc (a)	3,676	165	Iron & Steel - 0.00%
Centene Corp (a)	456,123	23,518	Steel Dynamics Inc	3,089	98
Charles River Laboratories International Inc (a)	3,102	436	Leisure Products & Services - 0.01%
Chemed Corp	1,434	469	Brunswick Corp/DE	1,876	96
DaVita Inc (a)	6,133	339	Polaris Industries Inc	4,895	472
Encompass Health Corp	8,803	567			$568
HCA Healthcare Inc	440,085	55,992	Lodging - 0.76%
Humana Inc	48,511	12,390	Choice Hotels International Inc	3,148	261
Laboratory Corp of America Holdings (a)	978	156	Extended Stay America Inc	12,692	227
Molina Healthcare Inc (a)	4,565	592	Hilton Grand Vacations Inc (a)	8,326	267
UnitedHealth Group Inc	199,184	46,424	Hilton Worldwide Holdings Inc	445,635	38,766
WellCare Health Plans Inc (a)	60,327	15,585	Las Vegas Sands Corp	389,724	26,131
		$189,448	Marriott International Inc/MD	15,928	2,173
Home Builders - 0.04%			Wyndham Destinations Inc	9,009	392
DR Horton Inc	17,188	762	Wyndham Hotels & Resorts Inc	7,960	444
Lennar Corp - A Shares	13,430	699			$68,661
Lennar Corp - B Shares	2,948	123	Machinery - Construction & Mining - 0.84%
NVR Inc (a)	270	851	BWX Technologies Inc	1,401,530	71,618
PulteGroup Inc	9,249	291	Caterpillar Inc	29,667	4,136
Thor Industries Inc	4,354	287			$75,754
Toll Brothers Inc	7,592	289	Machinery - Diversified - 1.85%
		$3,302	Cummins Inc	4,604	766
Housewares - 0.01%			Curtiss-Wright Corp	1,063	121
Scotts Miracle-Gro Co/The	1,671	142	Deere & Co	18,202	3,015
Toro Co/The	9,150	669	Gardner Denver Holdings Inc (a)	5,816	196
		$811	Graco Inc	14,747	756
Insurance - 0.18%			IDEX Corp	6,153	964
Alleghany Corp (a)	184	121	Middleby Corp/The (a)	3,120	412
American International Group Inc	7,216	343	Nordson Corp	4,766	695
Aon PLC	20,107	3,622	Rockwell Automation Inc	9,706	1,754
Arch Capital Group Ltd (a)	5,668	192	Roper Technologies Inc	438,692	157,798
Axis Capital Holdings Ltd	1,301	74	Xylem Inc/NY	8,455	705
Berkshire Hathaway Inc - Class B (a)	20,623	4,469			$167,182
Brown & Brown Inc	1,678	53	Media - 0.25%
Erie Indemnity Co	1,519	288	AMC Networks Inc (a)	3,792	221
Everest Re Group Ltd	1,390	327	Cable One Inc	347	368
Markel Corp (a)	126	135	CBS Corp	25,357	1,300
Marsh & McLennan Cos Inc	13,281	1,252	Charter Communications Inc (a)	6,917	2,568
Progressive Corp/The	50,435	3,942	FactSet Research Systems Inc	2,878	794
RenaissanceRe Holdings Ltd	466	73	Sirius XM Holdings Inc	128,567	747
Travelers Cos Inc/The	7,564	1,087	Walt Disney Co/The	120,021	16,439
Voya Financial Inc	1,499	82			$22,437
		$16,060	Mining - 0.00%
Internet - 20.43%			Livent Corp (a)	3,974	43
Alibaba Group Holding Ltd ADR(a)	940,828	174,589	Southern Copper Corp	6,521	250
Alphabet Inc - A Shares (a)	177,312	212,590			$293
Alphabet Inc - C Shares (a)	214,159	254,523	Miscellaneous Manufacturers - 0.13%
Amazon.com Inc (a)	304,254	586,151	3M Co	26,771	5,073
Booking Holdings Inc (a)	83,210	154,354	AO Smith Corp	12,415	653
CDW Corp/DE	12,564	1,327	Hexcel Corp	2,739	194
eBay Inc	11,066	429	Illinois Tool Works Inc	18,588	2,893
Expedia Group Inc	9,508	1,235	Ingersoll-Rand PLC	20,295	2,488
F5 Networks Inc (a)	5,418	850	Parker-Hannifin Corp	2,382	431
Facebook Inc (a)	1,277,702	247,108	Textron Inc	4,392	233
GoDaddy Inc (a)	13,864	1,130			$11,965
IAC/InterActiveCorp (a)	152,358	34,256
Match Group Inc	4,635	280	Office & Business Equipment - 0.01%
Netflix Inc (a)	175,521	65,037	Zebra Technologies Corp (a)	4,665	985
Okta Inc (a)	7,474	778	Oil & Gas - 0.26%
Palo Alto Networks Inc (a)	7,349	1,829	Anadarko Petroleum Corp	13,160	959
Pinterest Inc (a)	58,964	1,827	Apache Corp	2,193	72
RingCentral Inc (a)	6,054	704	Cabot Oil & Gas Corp	25,008	647
Tencent Holdings Ltd ADR	2,027,235	99,821	Cimarex Energy Co	1,131	78

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Oil & Gas (continued)			Retail - 4.44%
Concho Resources Inc	168,344	$19,424	Advance Auto Parts Inc	2,094	$348
Continental Resources Inc/OK (a)	3,602	166	AutoZone Inc (a)	1,769	1,819
Diamondback Energy Inc	1,995	212	Best Buy Co Inc	5,822	433
EOG Resources Inc	7,413	712	Burlington Stores Inc (a)	5,528	934
Parsley Energy Inc (a)	14,698	293	CarMax Inc (a)	8,862	690
Pioneer Natural Resources Co	5,241	872	Chipotle Mexican Grill Inc (a)	1,892	1,302
		$23,435	Costco Wholesale Corp	355,596	87,309
Oil & Gas Services - 0.02%			Darden Restaurants Inc	5,449	641
Halliburton Co	74,351	2,106	Dollar General Corp	414,588	52,276
RPC Inc	3,156	33	Dollar Tree Inc (a)	3,731	415
		$2,139	Domino's Pizza Inc	3,256	881
Packaging & Containers - 0.02%			Dunkin' Brands Group Inc	6,867	513
Berry Global Group Inc (a)	5,289	311	Gap Inc/The	3,574	93
Crown Holdings Inc (a)	9,942	578	Home Depot Inc/The	95,966	19,548
Graphic Packaging Holding Co	4,103	57	L Brands Inc	5,509	141
Packaging Corp of America	7,376	731	Lowe's Cos Inc	76,505	8,656
Sealed Air Corp	6,644	310	Lululemon Athletica Inc (a)	7,523	1,327
Silgan Holdings Inc	2,571	77	McDonald's Corp	128,900	25,466
		$2,064	Michaels Cos Inc/The (a)	6,109	69
Pharmaceuticals - 4.25%			MSC Industrial Direct Co Inc	2,599	217
AbbVie Inc	115,179	9,144	Nordstrom Inc	10,738	441
Agios Pharmaceuticals Inc (a)	3,689	206	Nu Skin Enterprises Inc	1,350	69
Alkermes PLC (a)	11,634	353	O'Reilly Automotive Inc (a)	4,437	1,680
AmerisourceBergen Corp	13,000	972	Restaurant Brands International Inc	354,935	23,156
Bristol-Myers Squibb Co	80,941	3,758	Ross Stores Inc	475,852	46,472
Cigna Corp	440,653	69,993	Starbucks Corp	113,373	8,807
CVS Health Corp	22,299	1,213	Tiffany & Co	2,005	216
DexCom Inc (a)	793,536	96,073	TJX Cos Inc/The	2,050,029	112,506
Elanco Animal Health Inc (a)	3,960	125	Tractor Supply Co	10,073	1,043
Eli Lilly & Co	242,171	28,344	Ulta Beauty Inc (a)	4,474	1,561
Herbalife Nutrition Ltd (a)	1,589	84	Urban Outfitters Inc (a)	8,347	248
Jazz Pharmaceuticals PLC (a)	4,654	604	Wendy's Co/The	17,704	329
Johnson & Johnson	42,991	6,070	Williams-Sonoma Inc	2,664	152
McKesson Corp	2,540	303	Yum China Holdings Inc	4,267	203
Merck & Co Inc	23,172	1,824	Yum! Brands Inc	5,139	536
Nektar Therapeutics (a)	13,090	419			$400,497
Neurocrine Biosciences Inc (a)	6,735	487	Semiconductors - 2.38%
PRA Health Sciences Inc (a)	4,900	474	Advanced Micro Devices Inc (a)	72,822	2,012
Premier Inc (a)	3,513	117	Analog Devices Inc	3,271	380
Sarepta Therapeutics Inc (a)	5,047	590	Applied Materials Inc	55,330	2,438
Zoetis Inc	1,590,994	162,027	ASML Holding NV - NY Reg Shares	149,669	31,254
		$383,180	Broadcom Inc	26,893	8,563
Pipelines - 0.02%			Cypress Semiconductor Corp	24,564	422
Cheniere Energy Inc (a)	12,178	784	KLA-Tencor Corp	13,456	1,715
ONEOK Inc	9,538	648	Lam Research Corp	24,224	5,025
		$1,432	Marvell Technology Group Ltd	1,225,400	30,659
			Maxim Integrated Products Inc	382,140	22,929
Real Estate - 0.01%			Microchip Technology Inc	17,741	1,772
CBRE Group Inc (a)	11,965	623	Micron Technology Inc (a)	49,840	2,096
REITs - 1.88%			MKS Instruments Inc	5,316	484
Alexandria Real Estate Equities Inc	893	127	Monolithic Power Systems Inc	3,324	518
American Tower Corp	39,031	7,623	NVIDIA Corp	32,739	5,926
CoreSite Realty Corp	3,037	332	NXP Semiconductors NV	839,678	88,687
Crown Castle International Corp	17,557	2,208	ON Semiconductor Corp (a)	36,491	841
Equinix Inc	4,519	2,055	Skyworks Solutions Inc	10,897	961
Equity LifeStyle Properties Inc	6,907	806	Teradyne Inc	3,892	191
Extra Space Storage Inc	8,505	882	Texas Instruments Inc	54,148	6,380
Gaming and Leisure Properties Inc	6,808	275	Xilinx Inc	14,331	1,722
Hudson Pacific Properties Inc	2,193	76			$214,975
Lamar Advertising Co	6,272	519	Shipbuilding - 0.01%
Life Storage Inc	635	61	Huntington Ingalls Industries Inc	3,185	709
Omega Healthcare Investors Inc	2,213	78
Public Storage	8,337	1,844	Software - 18.31%
SBA Communications Corp (a)	725,706	147,848	Activision Blizzard Inc	42,391	2,044
Simon Property Group Inc	27,252	4,734	Adobe Inc (a)	378,074	109,358
		$169,468	Akamai Technologies Inc (a)	12,396	992
			ANSYS Inc (a)	6,828	1,337
			Aspen Technology Inc (a)	5,846	713
			Atlassian Corp PLC (a)	15,261	1,681
			Autodesk Inc (a)	787,348	140,313

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		INVESTMENT COMPANIES (continued)	Shares Held Value (000’s)
Software (continued)			Principal Exchange-Traded Funds - 0.01%
Black Knight Inc (a)	12,434	$701	Principal Millennials Index ETF (e)	12,150	$472
Broadridge Financial Solutions Inc	9,855	1,164	Principal Price Setters Index ETF (e)	4,100	153
Cadence Design Systems Inc (a)	23,422	1,625	Principal Sustainable Momentum Index ETF (e)	1,900	53
CDK Global Inc	11,522	695	Principal U.S. Mega-Cap Multi-Factor Index	13,396	386
Ceridian HCM Holding Inc (a)	4,396	234	ETF (e)
Cerner Corp (a)	11,870	789			$1,064
Citrix Systems Inc	11,384	1,149	TOTAL INVESTMENT COMPANIES		$207,680
Covetrus Inc (a)	2,332	77	PREFERRED STOCKS - 0.16%	Shares Held Value (000's)
DocuSign Inc (a)	6,579	373	Software - 0.13%
Electronic Arts Inc (a)	1,370,272	129,696	Magic Leap Inc - Series C 0.00% (a),(b),(c),(d)	168,788	$4,558
Fair Isaac Corp (a)	2,678	749	Magic Leap Inc - Series D 0.00% (a),(c),(d)	48,744	1,316
Fidelity National Information Services Inc	137,207	15,906	UIPATH Inc Ser D-1 0.00% (a),(c),(d)	115,225	4,534
First Data Corp (a)	46,217	1,195	UIPATH Inc Ser D-2 0.00% (a),(c),(d)	19,348	761
Fiserv Inc (a)	51,853	4,524			$11,169
Intuit Inc	890,165	223,485	Telecommunications - 0.03%
Jack Henry & Associates Inc	6,669	994	Aurora Innovation 0.00% (a),(c),(d)	32,743	3,026
Manhattan Associates Inc (a)	7,163	483	TOTAL PREFERRED STOCKS		$14,195
Microsoft Corp	4,005,844	523,164	CONVERTIBLE PREFERRED STOCKS
MSCI Inc	6,629	1,494	- 0.36%	Shares Held Value (000's)
Oracle Corp	55,079	3,047	Internet - 0.36%
Paychex Inc	50,354	4,245	Airbnb Inc - Series D 0.00% (a),(b),(c),(d)	121,527	14,102
Paycom Software Inc (a)	4,367	884	Airbnb Inc - Series E 0.00% (a),(b),(c),(d)	29,361	3,407
Pluralsight Inc (a)	3,384	120	Uber Technologies Inc - Series A 0.00% (a),(b),(c),(d)	560	26
Red Hat Inc (a)	423,178	77,242	Uber Technologies Inc - Series B 0.00% (a),(b),(c),(d)	1,502	71
salesforce.com Inc (a)	1,153,015	190,651	Uber Technologies Inc - Series C-1 0.00%	397	19
ServiceNow Inc (a)	140,133	38,048	(a),(b),(c),(d)
Splunk Inc (a)	314,172	43,368	Uber Technologies Inc - Series C-2 0.00%	322	15
SS&C Technologies Holdings Inc	16,652	1,127	(a),(b),(c),(d)
Synopsys Inc (a)	2,137	259	Uber Technologies Inc - Series C-3 0.00%	4	—
Tableau Software Inc (a)	6,371	776	(a),(b),(c),(d)
Take-Two Interactive Software Inc (a)	5,399	523	Uber Technologies Inc - Series D 0.00% (a),(b),(c),(d)	357	17
Temenos AG ADR	22,619	3,776	Uber Technologies Inc - Series E 0.00% (a),(b),(c),(d)	209,464	9,845
Teradata Corp (a)	8,971	408	Uber Technologies Inc - Series G 0.00% (a),(b),(c),(d)	98,844	4,646
Tyler Technologies Inc (a)	3,166	734	Uber Technologies Inc - Series G-1 0.00%	862	40
Ultimate Software Group Inc/The (a)	2,619	866	(a),(b),(c),(d)
Veeva Systems Inc (a)	9,588	1,341	Uber Technologies Inc - Series Seed 0.00%	1,434	67
VMware Inc	398,845	81,417	(a),(b),(c),(d)
Workday Inc (a)	188,448	38,751			$32,255
Zoom Video Communications Inc (a)	10,071	730	TOTAL CONVERTIBLE PREFERRED STOCKS		$32,255
		$1,653,248	Total Investments		$9,043,070
Telecommunications - 0.04%			Other Assets and Liabilities - (0.18)%		(16,139)
Arista Networks Inc (a)	4,506	1,407	TOTAL NET ASSETS - 100.00%		$9,026,931
LogMeIn Inc	3,345	276
Motorola Solutions Inc	1,895	274
T-Mobile US Inc (a)	15,582	1,137	(a) Non-income producing security
Ubiquiti Networks Inc	1,488	254	(b)	The value of these investments was determined using significant unobservable
Zayo Group Holdings Inc (a)	17,645	552	inputs.
		$3,900	(c)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Toys, Games & Hobbies - 0.01%			information.
Hasbro Inc	7,367	750	(d)	Fair value of these investments is determined in good faith by the Manager
Transportation - 0.44%			under procedures established and periodically reviewed by the Board of
CH Robinson Worldwide Inc	11,355	920	Directors. Certain inputs used in the valuation may be unobservable; however,
CSX Corp	44,122	3,514	each security is evaluated individually for purposes of ASC 820 which results
Expeditors International of Washington Inc	14,479	1,150	in not all securities being identified as Level 3 of the fair value hierarchy.
FedEx Corp	13,751	2,605	At the end of the period, the fair value of these securities totaled $46,635 or
Genesee & Wyoming Inc (a)	1,873	166	0.52% of net assets.
JB Hunt Transport Services Inc	165,256	15,613	(e)	Affiliated Security. Security is either an affiliate (and registered under the
Landstar System Inc	3,958	431	Investment Company Act of 1940) or an affiliate as defined by the Investment
Old Dominion Freight Line Inc	5,549	828	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Union Pacific Corp	58,502	10,357	shares of the security). Please see affiliated sub-schedule for transactional
United Parcel Service Inc	38,850	4,127	information.
		$39,711	(f) Current yield shown is as of period end.
Water - 0.22%
American Water Works Co Inc	186,073	20,131
TOTAL COMMON STOCKS		$8,788,940
INVESTMENT COMPANIES - 2.30%	Shares Held Value (000's)
Money Market Funds - 2.29%
Principal Government Money Market Fund	206,616,047	206,616
2.38%(e),(f)

See accompanying notes.

Schedule of Investments
LargeCap Growth Fund I
April 30, 2019 (unaudited)

Portfolio Summary (unaudited)
Sector		Percent
Consumer, Non-cyclical		25.09%
Technology		23.77%
Communications		21.12%
Industrial		10.31%
Financial		8.46%
Consumer, Cyclical		6.78%
Money Market Funds		2.29%
Basic Materials		1.53%
Utilities		0.52%
Energy		0.30%
Domestic Equity Funds		0.01%
Other Assets and Liabilities		(0.18)%
TOTAL NET ASSETS		100.00%

Affiliated Securities	October 31, 2018		Purchases	Sales	April 30, 2019
	Value		Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%		$154,115	$1,485,540	$1,433,039	$206,616
Principal Millennials Index ETF		—	498	79	472
Principal Price Setters Index ETF		—	165	26	153
Principal Sustainable Momentum Index ETF		—	60	9	53
Principal U.S. Mega-Cap Multi-Factor Index ETF		—	436	72	386
		$154,115	$1,486,699	$1,433,225	$207,680

		Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income	on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.38%	$1,675	$	— $	— $	—
Principal Millennials Index ETF	1		(6)	—	59
Principal Price Setters Index ETF	1		(1)	—	15
Principal Sustainable Momentum Index ETF	—		(1)	—	3
Principal U.S. Mega-Cap Multi-Factor Index ETF	4		(3)	—	25
	$1,681		$(11) $	— $	102

Amounts in thousands

Restricted Securities

Security Name		Acquisition Date		Cost	Value	Percent of Net Assets
Airbnb Inc - Series D - 0.00%		04/16/2014		$4,948	$14,102	0.16%
Airbnb Inc - Series E - 0.00%		07/14/2015		2,733	3,407	0.04%
Aurora Innovation - 0.00%		03/01/2019		3,026	3,026	0.03%
Magic Leap Inc - Series C - 0.00%		01/20/2016		3,888	4,558	0.06%
Magic Leap Inc - Series D - 0.00%		10/12/2017		1,316	1,316	0.01%
Uber Technologies Inc - Class A		01/16/2018		129	185	0.00%
Uber Technologies Inc - Series A - 0.00%		01/16/2018		18	26	0.00%
Uber Technologies Inc - Series B - 0.00%		01/16/2018		50	71	0.00%
Uber Technologies Inc - Series C-1 - 0.00%		01/16/2018		13	19	0.00%
Uber Technologies Inc - Series C-2 - 0.00%		01/16/2018		11	15	0.00%
Uber Technologies Inc - Series C-3 - 0.00%		01/16/2018		—	—	0.00%
Uber Technologies Inc - Series D - 0.00%		01/16/2018		12	17	0.00%
Uber Technologies Inc - Series E - 0.00%	12/05/2014-01/16/2018			6,979	9,845	0.11%
Uber Technologies Inc - Series G - 0.00%		12/03/2015		4,821	4,646	0.05%
Uber Technologies Inc - Series G-1 - 0.00%		01/16/2018		42	40	0.00%
Uber Technologies Inc - Series Seed - 0.00%		01/16/2018		47	67	0.00%
UIPATH Inc Ser D-1 - 0.00%		04/26/2019		4,534	4,534	0.05%
UIPATH Inc Ser D-2 - 0.00%		04/26/2019		761	761	0.01%
Total					$46,635	0.52%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2019	Long	435	$64,130	$		572
Total				$		572

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2019 (unaudited)

COMMON STOCKS - 97.00%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.11%			Banks (continued)
Interpublic Group of Cos Inc/The	91,818	$2,112	US Bancorp	358,908	$19,137
Omnicom Group Inc	53,359	4,270	Wells Fargo & Co	976,709	47,282
		$6,382	Zions Bancorp NA	44,408	2,191
Aerospace & Defense - 2.42%					$385,574
Arconic Inc	102,954	2,211	Beverages - 1.77%
Boeing Co/The	125,339	47,339	Brown-Forman Corp - B Shares	39,667	2,114
General Dynamics Corp	64,632	11,551	Coca-Cola Co/The	917,866	45,031
Harris Corp	28,138	4,741	Constellation Brands Inc	39,728	8,409
L3 Technologies Inc	18,920	4,136	Molson Coors Brewing Co	44,764	2,873
Lockheed Martin Corp	58,641	19,547	Monster Beverage Corp (a)	93,287	5,560
Northrop Grumman Corp	40,490	11,739	PepsiCo Inc	335,077	42,907
Raytheon Co	67,327	11,957			$106,894
TransDigm Group Inc (a)	11,608	5,601	Biotechnology - 1.84%
United Technologies Corp	193,360	27,575	Alexion Pharmaceuticals Inc (a)	53,306	7,257
		$146,397	Amgen Inc	148,440	26,618
Agriculture - 1.03%			Biogen Inc (a)	46,924	10,757
Altria Group Inc	447,132	24,293	Celgene Corp (a)	167,542	15,860
Archer-Daniels-Midland Co	133,605	5,959	Gilead Sciences Inc	304,265	19,789
Philip Morris International Inc	370,820	32,098	Illumina Inc (a)	35,065	10,940
		$62,350	Incyte Corp (a)	42,379	3,255
Airlines - 0.41%			Regeneron Pharmaceuticals Inc (a)	18,696	6,415
Alaska Air Group Inc	29,368	1,818	Vertex Pharmaceuticals Inc (a)	60,985	10,305
American Airlines Group Inc	95,337	3,259			$111,196
Delta Air Lines Inc	147,383	8,591	Building Materials - 0.33%
Southwest Airlines Co	118,657	6,435	Fortune Brands Home & Security Inc	33,526	1,769
United Continental Holdings Inc (a)	53,446	4,749	Johnson Controls International plc	217,722	8,165
		$24,852	Martin Marietta Materials Inc	14,892	3,304
Apparel - 0.75%			Masco Corp	70,250	2,744
Capri Holdings Ltd (a)	36,408	1,605	Vulcan Materials Co	31,447	3,966
Hanesbrands Inc	86,215	1,558			$19,948
NIKE Inc	300,272	26,373	Chemicals - 1.75%
PVH Corp	18,066	2,330	Air Products & Chemicals Inc	52,391	10,781
Ralph Lauren Corp	12,581	1,655	Albemarle Corp	25,226	1,893
Tapestry Inc	69,172	2,232	Celanese Corp	30,558	3,297
Under Armour Inc - Class A (a)	44,795	1,034	CF Industries Holdings Inc	53,170	2,381
Under Armour Inc - Class C (a)	45,928	952	Dow Inc	179,286	10,171
VF Corp	77,382	7,306	DowDuPont Inc	537,858	20,681
		$45,045	Eastman Chemical Co	33,342	2,630
Automobile Manufacturers - 0.46%			FMC Corp	32,121	2,539
Ford Motor Co	932,153	9,741	International Flavors & Fragrances Inc	24,164	3,330
General Motors Co	312,685	12,179	Linde PLC	131,450	23,695
PACCAR Inc	82,708	5,928	LyondellBasell Industries NV	72,601	6,406
		$27,848	Mosaic Co/The	84,595	2,209
Automobile Parts & Equipment - 0.12%			PPG Industries Inc	56,273	6,612
Aptiv PLC	62,030	5,316	Sherwin-Williams Co/The	19,464	8,853
BorgWarner Inc	49,545	2,070			$105,478
		$7,386	Commercial Services - 2.12%
Banks - 6.39%			Automatic Data Processing Inc	103,916	17,083
Bank of America Corp	2,142,747	65,525	Cintas Corp	20,200	4,386
Bank of New York Mellon Corp/The	209,550	10,406	Ecolab Inc	60,425	11,123
BB&T Corp	182,165	9,327	Equifax Inc	28,792	3,626
Citigroup Inc	560,940	39,658	FleetCor Technologies Inc (a)	20,481	5,344
Citizens Financial Group Inc	109,823	3,976	Gartner Inc (a)	21,401	3,402
Comerica Inc	37,929	2,981	Global Payments Inc	37,595	5,491
Fifth Third Bancorp	183,587	5,291	H&R Block Inc	49,027	1,334
First Republic Bank/CA	39,307	4,152	IHS Markit Ltd (a)	86,700	4,964
Goldman Sachs Group Inc/The	81,700	16,824	Moody's Corp	39,638	7,794
Huntington Bancshares Inc/OH	249,710	3,476	Nielsen Holdings PLC	84,789	2,165
JPMorgan Chase & Co	781,048	90,641	PayPal Holdings Inc (a)	279,860	31,560
KeyCorp	240,640	4,223	Quanta Services Inc	33,720	1,369
M&T Bank Corp	33,045	5,620	Robert Half International Inc	28,406	1,764
Morgan Stanley	309,791	14,947	Rollins Inc	35,158	1,360
Northern Trust Corp	52,101	5,135	S&P Global Inc	59,302	13,086
PNC Financial Services Group Inc/The	108,207	14,817	Total System Services Inc	38,826	3,970
Regions Financial Corp	242,770	3,770	United Rentals Inc (a)	18,986	2,675
State Street Corp	90,326	6,111	Verisk Analytics Inc	39,005	5,505
SunTrust Banks Inc	105,736	6,924			$128,001
SVB Financial Group (a)	12,555	3,160

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Computers - 5.18%			Electric (continued)
Accenture PLC - Class A	152,058	$27,777	Exelon Corp	231,325	$11,786
Apple Inc	1,068,556	214,427	FirstEnergy Corp	120,140	5,050
Cognizant Technology Solutions Corp	137,186	10,009	NextEra Energy Inc	114,063	22,178
DXC Technology Co	63,995	4,207	NRG Energy Inc	67,031	2,760
Fortinet Inc (a)	34,597	3,232	Pinnacle West Capital Corp	26,751	2,549
Hewlett Packard Enterprise Co	328,465	5,193	PPL Corp	171,974	5,367
HP Inc	365,806	7,298	Public Service Enterprise Group Inc	120,571	7,192
International Business Machines Corp	212,272	29,775	Sempra Energy	65,370	8,364
NetApp Inc	58,915	4,292	Southern Co/The	246,787	13,134
Seagate Technology PLC	61,159	2,955	WEC Energy Group Inc	75,249	5,902
Western Digital Corp	69,380	3,547	Xcel Energy Inc	122,661	6,930
		$312,712			$179,324
Consumer Products - 0.37%			Electrical Components & Equipment - 0.25%
Avery Dennison Corp	20,034	2,217	AMETEK Inc	54,181	4,777
Church & Dwight Co Inc	58,657	4,396	Emerson Electric Co	146,614	10,408
Clorox Co/The	30,572	4,883			$15,185
Kimberly-Clark Corp	82,161	10,548	Electronics - 1.29%
		$22,044	Agilent Technologies Inc	75,765	5,947
Cosmetics & Personal Care - 1.47%			Allegion PLC	22,532	2,236
Colgate-Palmolive Co	205,546	14,962	Amphenol Corp	71,107	7,079
Coty Inc	107,524	1,164	FLIR Systems Inc	32,315	1,711
Estee Lauder Cos Inc/The	52,064	8,945	Fortive Corp	70,244	6,065
Procter & Gamble Co/The	596,734	63,540	Garmin Ltd	28,924	2,480
		$88,611	Honeywell International Inc	173,919	30,197
Distribution & Wholesale - 0.22%			Keysight Technologies Inc (a)	44,785	3,898
Copart Inc (a)	47,905	3,225	Mettler-Toledo International Inc (a)	5,915	4,408
Fastenal Co	68,260	4,816	PerkinElmer Inc	26,430	2,533
LKQ Corp (a)	75,088	2,260	TE Connectivity Ltd	80,832	7,732
WW Grainger Inc	10,759	3,034	Waters Corp (a)	17,059	3,643
		$13,335			$77,929
Diversified Financial Services - 4.16%			Engineering & Construction - 0.06%
Affiliated Managers Group Inc	12,416	1,377	Fluor Corp	33,296	1,323
Alliance Data Systems Corp	10,873	1,741	Jacobs Engineering Group Inc	27,956	2,179
American Express Co	164,968	19,339			$3,502
Ameriprise Financial Inc	32,322	4,744	Environmental Control - 0.26%
BlackRock Inc	29,027	14,085	Pentair PLC	37,608	1,466
Capital One Financial Corp	111,610	10,361	Republic Services Inc	51,402	4,257
Cboe Global Markets Inc	26,764	2,719	Waste Management Inc	93,002	9,983
Charles Schwab Corp/The	282,978	12,955			$15,706
CME Group Inc	85,344	15,268	Food - 1.22%
Discover Financial Services	78,335	6,384	Campbell Soup Co	45,957	1,778
E*TRADE Financial Corp	58,756	2,977	Conagra Brands Inc	115,839	3,565
Franklin Resources Inc	70,494	2,438	General Mills Inc	142,350	7,327
Intercontinental Exchange Inc	135,611	11,032	Hershey Co/The	33,166	4,141
Invesco Ltd	94,719	2,081	Hormel Foods Corp	65,037	2,597
Jefferies Financial Group Inc	62,736	1,290	JM Smucker Co/The	27,136	3,328
Mastercard Inc	215,326	54,744	Kellogg Co	59,885	3,611
Nasdaq Inc	27,621	2,547	Kraft Heinz Co/The	148,352	4,931
Raymond James Financial Inc	30,280	2,773	Kroger Co/The	190,295	4,906
Synchrony Financial	155,786	5,401	Lamb Weston Holdings Inc	34,944	2,448
T Rowe Price Group Inc	56,360	6,059	McCormick & Co Inc/MD	29,246	4,503
Visa Inc	417,492	68,648	Mondelez International Inc	344,497	17,518
Western Union Co/The	103,979	2,021	Sysco Corp	112,685	7,930
		$250,984	Tyson Foods Inc	70,431	5,283
Electric - 2.97%					$73,866
AES Corp/VA	157,986	2,705	Forest Products & Paper - 0.07%
Alliant Energy Corp	56,313	2,660	International Paper Co	95,474	4,469
Ameren Corp	58,356	4,247	Gas - 0.09%
American Electric Power Co Inc	117,670	10,067	Atmos Energy Corp	27,883	2,854
CenterPoint Energy Inc	119,555	3,706	NiSource Inc	88,855	2,468
CMS Energy Corp	67,603	3,755			$5,322
Consolidated Edison Inc	76,590	6,599	Hand & Machine Tools - 0.12%
Dominion Energy Inc	190,670	14,848	Snap-on Inc	13,266	2,232
DTE Energy Co	43,396	5,455	Stanley Black & Decker Inc	36,105	5,293
Duke Energy Corp	173,423	15,802			$7,525
Edison International	77,719	4,956
Entergy Corp	45,223	4,382
Evergy Inc	60,741	3,512
Eversource Energy	75,613	5,418

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Healthcare - Products - 3.67%			Insurance (continued)
Abbott Laboratories	418,960	$33,332	Willis Towers Watson PLC	30,796	$5,677
ABIOMED Inc (a)	10,754	2,983			$240,479
Align Technology Inc (a)	17,362	5,637	Internet - 9.30%
Baxter International Inc	113,704	8,676	Alphabet Inc - A Shares (a)	71,410	85,618
Becton Dickinson and Co	64,183	15,451	Alphabet Inc - C Shares (a)	73,322	87,142
Boston Scientific Corp (a)	330,611	12,272	Amazon.com Inc (a)	98,425	189,618
Cooper Cos Inc/The	11,769	3,412	Booking Holdings Inc (a)	10,738	19,919
Danaher Corp	149,876	19,850	eBay Inc	205,144	7,949
DENTSPLY SIRONA Inc	53,087	2,714	Expedia Group Inc	27,891	3,621
Edwards Lifesciences Corp (a)	49,561	8,726	F5 Networks Inc (a)	14,180	2,225
Henry Schein Inc (a)	36,117	2,314	Facebook Inc (a)	569,053	110,055
Hologic Inc (a)	63,879	2,963	Netflix Inc (a)	104,147	38,591
IDEXX Laboratories Inc (a)	20,516	4,760	Symantec Corp	152,480	3,691
Intuitive Surgical Inc (a)	27,310	13,945	TripAdvisor Inc (a)	24,516	1,305
Medtronic PLC	319,922	28,412	Twitter Inc (a)	173,774	6,935
ResMed Inc	34,183	3,573	VeriSign Inc (a)	25,131	4,962
Stryker Corp	73,784	13,939			$561,631
Teleflex Inc	10,977	3,141	Iron & Steel - 0.07%
Thermo Fisher Scientific Inc	96,031	26,644	Nucor Corp	72,847	4,157
Varian Medical Systems Inc (a)	21,654	2,949	Leisure Products & Services - 0.24%
Zimmer Biomet Holdings Inc	48,766	6,006	Carnival Corp	95,514	5,240
		$221,699	Harley-Davidson Inc	38,059	1,417
Healthcare - Services - 1.83%			Norwegian Cruise Line Holdings Ltd (a)	51,920	2,928
Anthem Inc	61,308	16,126	Royal Caribbean Cruises Ltd	40,918	4,948
Centene Corp (a)	98,558	5,082			$14,533
DaVita Inc (a)	30,167	1,666	Lodging - 0.36%
HCA Healthcare Inc	63,703	8,105	Hilton Worldwide Holdings Inc	69,857	6,077
Humana Inc	32,339	8,260	Marriott International Inc/MD	67,251	9,175
IQVIA Holdings Inc (a)	37,746	5,243	MGM Resorts International	121,673	3,240
Laboratory Corp of America Holdings (a)	23,521	3,761	Wynn Resorts Ltd	23,109	3,338
Quest Diagnostics Inc	32,028	3,087			$21,830
UnitedHealth Group Inc	228,891	53,347
Universal Health Services Inc	19,925	2,528	Machinery - Construction & Mining - 0.32%
WellCare Health Plans Inc (a)	11,925	3,081	Caterpillar Inc	137,292	19,141
		$110,286	Machinery - Diversified - 0.72%
Home Builders - 0.15%			Cummins Inc	34,530	5,742
DR Horton Inc	81,061	3,592	Deere & Co	75,975	12,584
Lennar Corp - A Shares	68,212	3,549	Dover Corp	34,575	3,390
PulteGroup Inc	60,822	1,913	Flowserve Corp	31,245	1,532
		$9,054	Rockwell Automation Inc	28,517	5,153
			Roper Technologies Inc	24,714	8,889
Home Furnishings - 0.06%			Wabtec Corp	31,805	2,356
Leggett & Platt Inc	31,266	1,230	Xylem Inc/NY	42,831	3,572
Whirlpool Corp	15,176	2,107			$43,218
		$3,337
Housewares - 0.02%			Media - 2.28%
			CBS Corp	82,935	4,252
Newell Brands Inc	92,788	1,334	Charter Communications Inc (a)	41,393	15,365
Insurance - 3.98%			Comcast Corp - Class A	1,077,383	46,899
Aflac Inc	178,987	9,017	Discovery Inc - A Shares (a)	37,456	1,157
Allstate Corp/The	79,188	7,844	Discovery Inc - C Shares (a)	85,981	2,473
American International Group Inc	207,410	9,866	DISH Network Corp (a)	54,733	1,922
Aon PLC	57,250	10,313	Fox Corp - A Shares (a)	84,158	3,281
Arthur J Gallagher & Co	43,906	3,671	Fox Corp - B Shares (a)	38,730	1,491
Assurant Inc	12,362	1,174	News Corp - A Shares	91,916	1,142
Berkshire Hathaway Inc - Class B (a)	463,859	100,523	News Corp - B Shares	29,524	369
Chubb Ltd	109,343	15,877	Viacom Inc - B Shares	84,358	2,439
Cincinnati Financial Corp	36,146	3,477	Walt Disney Co/The	417,042	57,122
Everest Re Group Ltd	9,702	2,285			$137,912
Hartford Financial Services Group Inc/The	85,749	4,486	Mining - 0.17%
Lincoln National Corp	48,733	3,251	Freeport-McMoRan Inc	345,656	4,255
Loews Corp	65,348	3,352	Newmont Goldcorp Corp	194,855	6,052
Marsh & McLennan Cos Inc	120,490	11,361			$10,307
MetLife Inc	228,351	10,534
Principal Financial Group Inc	61,743	3,529	Miscellaneous Manufacturers - 1.39%
Progressive Corp/The	139,284	10,885	3M Co	137,353	26,030
Prudential Financial Inc	97,565	10,314	AO Smith Corp	33,827	1,778
Torchmark Corp	24,193	2,121	Eaton Corp PLC	101,047	8,369
Travelers Cos Inc/The	62,830	9,032	General Electric Co	2,076,534	21,118
Unum Group	51,198	1,890	Illinois Tool Works Inc	72,007	11,207
			Ingersoll-Rand PLC	57,768	7,083

See accompanying notes.

     Schedule of Investments LargeCap S&P 500 Index Fund April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Miscellaneous Manufacturers (continued)			REITs - 2.80%
Parker-Hannifin Corp	30,860	$5,588	Alexandria Real Estate Equities Inc	26,890	$3,829
Textron Inc	55,982	2,967	American Tower Corp	105,229	20,551
		$84,140	Apartment Investment & Management Co	37,138	1,833
Office & Business Equipment - 0.03%			AvalonBay Communities Inc	33,040	6,639
Xerox Corp	47,676	1,591	Boston Properties Inc	36,857	5,072
Oil & Gas - 4.20%			Crown Castle International Corp	99,130	12,469
Anadarko Petroleum Corp	119,171	8,682	Digital Realty Trust Inc	49,574	5,835
Apache Corp	89,551	2,947	Duke Realty Corp	85,695	2,667
Cabot Oil & Gas Corp	100,992	2,615	Equinix Inc	19,874	9,037
Chevron Corp	453,246	54,417	Equity Residential	88,245	6,744
Cimarex Energy Co	24,201	1,662	Essex Property Trust Inc	15,670	4,427
Concho Resources Inc	47,850	5,521	Extra Space Storage Inc	30,366	3,149
ConocoPhillips	270,604	17,081	Federal Realty Investment Trust	17,739	2,374
Devon Energy Corp	104,554	3,360	HCP Inc	113,969	3,394
Diamondback Energy Inc	36,859	3,921	Host Hotels & Resorts Inc	176,634	3,398
EOG Resources Inc	138,367	13,290	Iron Mountain Inc	68,310	2,219
Exxon Mobil Corp	1,010,706	81,139	Kimco Realty Corp	100,519	1,748
Helmerich & Payne Inc	26,097	1,527	Macerich Co/The	25,254	1,014
Hess Corp	60,720	3,893	Mid-America Apartment Communities Inc	27,167	2,972
HollyFrontier Corp	37,477	1,789	Prologis Inc	150,365	11,528
Marathon Oil Corp	195,249	3,327	Public Storage	35,797	7,918
Marathon Petroleum Corp	160,688	9,781	Realty Income Corp	72,467	5,073
Noble Energy Inc	115,355	3,122	Regency Centers Corp	39,958	2,684
Occidental Petroleum Corp	178,799	10,528	SBA Communications Corp (a)	26,857	5,472
Phillips 66	100,074	9,434	Simon Property Group Inc	73,700	12,802
Pioneer Natural Resources Co	40,164	6,686	SL Green Realty Corp	19,963	1,763
Valero Energy Corp	99,619	9,031	UDR Inc	65,745	2,955
		$253,753	Ventas Inc	84,965	5,192
Oil & Gas Services - 0.46%			Vornado Realty Trust	41,360	2,860
Baker Hughes a GE Co	122,465	2,942	Welltower Inc	92,163	6,869
Halliburton Co	208,138	5,896	Weyerhaeuser Co	178,077	4,772
National Oilwell Varco Inc	91,465	2,391			$169,259
Schlumberger Ltd	330,613	14,110	Retail - 5.26%
TechnipFMC PLC	101,494	2,496	Advance Auto Parts Inc	17,097	2,843
		$27,835	AutoZone Inc (a)	5,954	6,122
Packaging & Containers - 0.18%			Best Buy Co Inc	55,847	4,155
Ball Corp	79,754	4,780	CarMax Inc (a)	40,574	3,159
Packaging Corp of America	22,541	2,235	Chipotle Mexican Grill Inc (a)	5,806	3,995
Sealed Air Corp	37,126	1,731	Costco Wholesale Corp	105,075	25,799
Westrock Co	60,917	2,338	Darden Restaurants Inc	29,462	3,465
		$11,084	Dollar General Corp	62,709	7,907
			Dollar Tree Inc (a)	56,766	6,317
Pharmaceuticals - 5.53%			Foot Locker Inc	26,930	1,541
AbbVie Inc	351,871	27,935	Gap Inc/The	50,953	1,329
Allergan PLC	74,583	10,964	Genuine Parts Co	34,813	3,570
AmerisourceBergen Corp	37,261	2,786	Home Depot Inc/The	269,440	54,885
Bristol-Myers Squibb Co	389,463	18,083	Kohl's Corp	39,390	2,801
Cardinal Health Inc	71,089	3,463	L Brands Inc	54,472	1,397
Cigna Corp	90,660	14,400	Lowe's Cos Inc	191,072	21,618
CVS Health Corp	309,409	16,826	Macy's Inc	73,351	1,727
Eli Lilly & Co	206,078	24,119	McDonald's Corp	182,561	36,068
Johnson & Johnson	635,273	89,700	Nordstrom Inc	27,088	1,111
McKesson Corp	45,759	5,457	O'Reilly Automotive Inc (a)	18,697	7,078
Merck & Co Inc	615,732	48,464	Ross Stores Inc	88,402	8,633
Mylan NV (a)	123,000	3,320	Starbucks Corp	296,651	23,044
Nektar Therapeutics (a)	41,531	1,330	Target Corp	124,479	9,637
Perrigo Co PLC	29,818	1,429	Tiffany & Co	25,879	2,790
Pfizer Inc	1,324,344	53,781	TJX Cos Inc/The	295,203	16,201
Zoetis Inc	114,207	11,631	Tractor Supply Co	28,930	2,994
		$333,688	Ulta Beauty Inc (a)	13,441	4,691
Pipelines - 0.40%			Walgreens Boots Alliance Inc	191,294	10,248
Kinder Morgan Inc/DE	464,381	9,227	Walmart Inc	339,584	34,923
ONEOK Inc	98,186	6,670	Yum! Brands Inc	73,093	7,630
Williams Cos Inc/The	288,870	8,184			$317,678
		$24,081	Savings & Loans - 0.03%
Real Estate - 0.06%			People's United Financial Inc	90,077	1,557
CBRE Group Inc (a)	74,504	3,879

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Semiconductors - 3.91%			Transportation (continued)
Advanced Micro Devices Inc (a)	210,159	$5,807	Union Pacific Corp	172,438	$30,528
Analog Devices Inc	87,858	10,213	United Parcel Service Inc	166,023	17,635
Applied Materials Inc	226,471	9,981			$97,574
Broadcom Inc	94,488	30,085	Water - 0.08%
Intel Corp	1,072,728	54,752	American Water Works Co Inc	43,117	4,665
IPG Photonics Corp (a)	8,465	1,479	TOTAL COMMON STOCKS		$5,856,527
KLA-Tencor Corp	39,407	5,024	INVESTMENT COMPANIES - 2.88%	Shares Held Value (000's)
Lam Research Corp	36,400	7,550	Exchange-Traded Funds - 0.41%
Maxim Integrated Products Inc	65,218	3,913	iShares Core S&P 500 ETF	84,000	24,859
Microchip Technology Inc	56,527	5,646	Money Market Funds - 2.47%
Micron Technology Inc (a)	267,417	11,248	Principal Government Money Market Fund	148,863,208	148,863
NVIDIA Corp	144,557	26,165	2.38%(b),(c)
Qorvo Inc (a)	29,291	2,215	TOTAL INVESTMENT COMPANIES		$173,722
QUALCOMM Inc	288,709	24,866	Total Investments		$6,030,249
Skyworks Solutions Inc	41,522	3,661	Other Assets and Liabilities - 0.12%		7,192
Texas Instruments Inc	223,869	26,378	TOTAL NET ASSETS - 100.00%		$6,037,441
Xilinx Inc	60,390	7,255
		$236,238
Shipbuilding - 0.04%			(a) Non-income producing security
Huntington Ingalls Industries Inc	9,907	2,205	(b)	Affiliated Security. Security is either an affiliate (and registered under the
Software - 7.38%			Investment Company Act of 1940) or an affiliate as defined by the Investment
Activision Blizzard Inc	182,207	8,784	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Adobe Inc (a)	116,343	33,652	shares of the security). Please see affiliated sub-schedule for transactional
Akamai Technologies Inc (a)	38,933	3,117	information.
ANSYS Inc (a)	19,983	3,913	(c) Current yield shown is as of period end.
Autodesk Inc (a)	52,243	9,310
Broadridge Financial Solutions Inc	27,595	3,260	Portfolio Summary (unaudited)
Cadence Design Systems Inc (a)	66,883	4,640	Sector		Percent
Cerner Corp (a)	77,375	5,142	Consumer, Non-cyclical		20.85%
Citrix Systems Inc	29,852	3,014	Financial		17.42%
Electronic Arts Inc (a)	71,467	6,764	Technology		16.50%
Fidelity National Information Services Inc	77,031	8,930	Communications		14.83%
Fiserv Inc (a)	93,411	8,149	Industrial		9.00%
Intuit Inc	61,800	15,516	Consumer, Cyclical		8.14%
Jack Henry & Associates Inc	18,410	2,744	Energy		5.06%
Microsoft Corp	1,830,152	239,017	Utilities		3.14%
MSCI Inc	20,115	4,534	Money Market Funds		2.47%
Oracle Corp	607,838	33,632	Basic Materials		2.06%
Paychex Inc	76,234	6,427	Investment Companies		0.41%
Red Hat Inc (a)	42,164	7,696	Other Assets and Liabilities		0.12%
salesforce.com Inc (a)	182,485	30,174	TOTAL NET ASSETS		100.00%
Synopsys Inc (a)	35,704	4,323
Take-Two Interactive Software Inc (a)	26,993	2,614
		$445,352
Telecommunications - 3.14%
Arista Networks Inc (a)	12,464	3,892
AT&T Inc	1,737,686	53,799
CenturyLink Inc	226,849	2,591
Cisco Systems Inc	1,050,073	58,752
Corning Inc	187,677	5,977
Juniper Networks Inc	82,994	2,305
Motorola Solutions Inc	39,090	5,664
Verizon Communications Inc	985,662	56,370
		$189,350
Textiles - 0.03%
Mohawk Industries Inc (a)	14,662	1,998
Toys, Games & Hobbies - 0.06%
Hasbro Inc	27,617	2,813
Mattel Inc (a)	82,391	1,004
		$3,817
Transportation - 1.62%
CH Robinson Worldwide Inc	32,645	2,644
CSX Corp	184,835	14,718
Expeditors International of Washington Inc	40,950	3,252
FedEx Corp	57,289	10,854
JB Hunt Transport Services Inc	20,751	1,961
Kansas City Southern	24,079	2,965
Norfolk Southern Corp	63,800	13,017

See accompanying notes.

Schedule of Investments
LargeCap S&P 500 Index Fund
April 30, 2019 (unaudited)

Affiliated Securities	October 31, 2018		Purchases		Sales	April 30, 2019
	Value		Cost		Proceeds	Value
Principal Government Money Market Fund 2.38%	$108,296		$321,638		$281,071	$148,863
	$108,296		$321,638		$281,071	$148,863

			Realized Gain/Loss	Realized Gain from		Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$988	$	— $		— $	—
	$988	$	— $		— $	—
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P 500 Emini; June 2019	Long		1,046	$154,207		$5,971
Total						$5,971

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments MidCap Fund April 30, 2019 (unaudited)

COMMON STOCKS - 100.09%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 4.74%			Machinery - Diversified - 1.85%
HEICO Corp - Class A	476,912	$42,650	Cognex Corp	263,961	$13,311
TransDigm Group Inc (a)	1,491,318	719,591	Roper Technologies Inc	790,414	284,312
		$762,241			$297,623
Banks - 2.51%			Media - 4.73%
First Republic Bank/CA	2,910,564	307,414	Liberty Broadband Corp - A Shares (a)	672,380	66,155
M&T Bank Corp	564,883	96,069	Liberty Broadband Corp - C Shares (a)	1,268,153	125,179
		$403,483	Liberty Global PLC - A Shares (a)	481,025	12,992
Beverages - 0.54%			Liberty Global PLC - C Shares (a)	5,902,524	154,351
Brown-Forman Corp - B Shares	1,616,010	86,117	Liberty Media Corp-Liberty Braves - A Shares (a)	146,140	4,145
Building Materials - 4.14%			Liberty Media Corp-Liberty Braves - C Shares (a)	599,994	16,890
Martin Marietta Materials Inc	1,167,984	259,176	Liberty Media Corp-Liberty Formula One - A	543,909	20,538
Summit Materials Inc (a)	3,590,589	62,907	Shares (a)
Vulcan Materials Co	2,721,449	343,202	Liberty Media Corp-Liberty Formula One - C	4,826,672	187,323
		$665,285	Shares (a)
Chemicals - 1.17%			Liberty Media Corp-Liberty SiriusXM - A Shares	1,031,866	41,213
			(a)
Air Products & Chemicals Inc	916,595	188,626	Liberty Media Corp-Liberty SiriusXM - C Shares	3,293,822	132,280
Commercial Services - 11.20%			(a)
AMERCO	306,196	114,263			$761,066
Gartner Inc (a)	2,754,402	437,867
IHS Markit Ltd (a)	5,148,069	294,778	Pharmaceuticals - 0.03%
Moody's Corp	877,675	172,569	Elanco Animal Health Inc (a)	175,497	5,528
S&P Global Inc	694,431	153,233	Private Equity - 7.35%
TransUnion	4,249,789	295,998	Brookfield Asset Management Inc	13,743,855	662,316
Verisk Analytics Inc	2,355,576	332,466	Kennedy-Wilson Holdings Inc	6,027,194	129,826
		$1,801,174	KKR & Co Inc	8,922,367	218,152
Distribution & Wholesale - 2.88%			Onex Corp	2,948,783	172,434
Copart Inc (a)	5,291,877	356,249			$1,182,728
Fastenal Co	1,507,977	106,388	Real Estate - 3.65%
		$462,637	Brookfield Business Partners LP	450,901	17,495
Electric - 1.90%			Brookfield Property Partners LP	2,757,438	57,547
Brookfield Infrastructure Partners LP	5,776,902	239,048	CBRE Group Inc (a)	6,382,022	332,312
Brookfield Renewable Partners LP	2,120,522	66,839	Howard Hughes Corp/The (a)	1,627,692	180,674
		$305,887			$588,028
Electronics - 1.50%			REITs - 4.70%
Mettler-Toledo International Inc (a)	322,735	240,522	Equinix Inc	376,186	171,052
			SBA Communications Corp (a)	2,713,475	552,816
Entertainment - 2.87%			Vornado Realty Trust	477,834	33,038
Live Nation Entertainment Inc (a)	3,062,580	200,109			$756,906
Vail Resorts Inc	1,144,279	261,868
		$461,977	Retail - 10.99%
			CarMax Inc (a)	5,896,316	459,087
Hand & Machine Tools - 1.02%			Dollar General Corp	1,379,960	173,999
Colfax Corp (a)	5,446,001	164,306	Domino's Pizza Inc	831,775	225,062
Healthcare - Products - 0.96%			O'Reilly Automotive Inc (a)	1,166,827	441,726
IDEXX Laboratories Inc (a)	665,619	154,424	Restaurant Brands International Inc	6,880,095	448,857
Home Builders - 1.54%			Ross Stores Inc	191,523	18,704
Lennar Corp - A Shares	2,772,007	144,228			$1,767,435
Lennar Corp - B Shares	37,905	1,581	Semiconductors - 1.70%
NVR Inc (a)	32,574	102,689	Microchip Technology Inc	2,744,791	274,177
		$248,498	Software - 8.60%
Insurance - 9.97%			ANSYS Inc (a)	1,465,483	286,942
Aon PLC	765,900	137,969	Autodesk Inc (a)	1,731,247	308,525
Arch Capital Group Ltd (a)	7,497,774	253,275	Black Knight Inc (a)	6,077,757	342,907
Brown & Brown Inc	6,637,925	210,754	Guidewire Software Inc (a)	1,464,904	156,012
Fidelity National Financial Inc	8,614,265	344,140	MSCI Inc	626,349	141,167
Markel Corp (a)	454,376	486,868	RealPage Inc (a)	2,257,917	147,239
Progressive Corp/The	2,167,981	169,428			$1,382,792
Trisura Group Ltd (a)	102,584	2,182	Telecommunications - 1.72%
		$1,604,616	EchoStar Corp (a)	585,850	23,346
Internet - 4.43%			GCI Liberty Inc (a)	2,400,790	143,135
Liberty Expedia Holdings Inc (a)	466,512	21,656	Motorola Solutions Inc	761,676	110,375
Shopify Inc (a)	237,305	57,791			$276,856
VeriSign Inc (a)	1,963,996	387,791	Textiles - 0.26%
Wix.com Ltd (a)	1,835,251	246,217	Mohawk Industries Inc (a)	304,194	41,446
		$713,455	TOTAL COMMON STOCKS	$16,102,657
Lodging - 3.14%
Hilton Worldwide Holdings Inc	4,246,771	369,426
Hyatt Hotels Corp	1,764,601	135,398
		$504,824

See accompanying notes.

Schedule of Investments MidCap Fund April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 0.01%	Shares Held Value (000's)
Money Market Funds - 0.01%
Principal Government Money Market Fund	937,966	$938
2.38%(b),(c)
TOTAL INVESTMENT COMPANIES		$938
Total Investments	$16,103,595
Other Assets and Liabilities - (0.10)%		(15,302)
TOTAL NET ASSETS - 100.00%	$16,088,293

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Financial	28.18%
Consumer, Cyclical	21.68%
Industrial	13.25%
Consumer, Non-cyclical	12.73%
Communications	10.88%
Technology	10.30%
Utilities	1.90%
Basic Materials	1.17%
Money Market Funds	0.01%
Other Assets and Liabilities	(0.10)%
TOTAL NET ASSETS	100.00%

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$3	$321,902	$320,967	$938
			$3	$321,902	$320,967	$938

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$62	$	— $		— $	—
	$62	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments MidCap Value Fund I April 30, 2019 (unaudited)

COMMON STOCKS - 97.86%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.75%			Banks (continued)
Interpublic Group of Cos Inc/The	799,561	$18,390	Signature Bank/New York NY	980	$129
Omnicom Group Inc	6,276	502	SunTrust Banks Inc	534,377	34,992
		$18,892	SVB Financial Group (a)	696	175
Aerospace & Defense - 0.10%			Synovus Financial Corp	144,393	5,322
Arconic Inc	21,034	452	TCF Financial Corp	11,536	255
Harris Corp	300	51	Texas Capital Bancshares Inc (a)	1,571	102
L3 Technologies Inc	4,259	931	Umpqua Holdings Corp	222,198	3,857
Teledyne Technologies Inc (a)	4,788	1,189	Webster Financial Corp	56,480	3,001
		$2,623	Western Alliance Bancorp (a)	93,978	4,490
Agriculture - 1.69%			Wintrust Financial Corp	20,860	1,589
Archer-Daniels-Midland Co	953,000	42,504	Zions Bancorp NA	14,819	731
Bunge Ltd	6,841	358			$116,438
		$42,862	Beverages - 0.02%
Airlines - 0.88%			Molson Coors Brewing Co	8,440	542
Alaska Air Group Inc	307,086	19,008	Biotechnology - 0.18%
American Airlines Group Inc	20,111	688	Alnylam Pharmaceuticals Inc (a)	8,191	732
Copa Holdings SA	13,657	1,137	Bio-Rad Laboratories Inc (a)	6,308	1,898
JetBlue Airways Corp (a)	19,622	364	Bluebird Bio Inc (a)	4,144	587
United Continental Holdings Inc (a)	11,887	1,056	United Therapeutics Corp (a)	14,205	1,458
		$22,253			$4,675
Apparel - 1.73%			Building Materials - 1.16%
Capri Holdings Ltd (a)	6,217	274	Eagle Materials Inc	2,434	221
Carter's Inc	329,125	34,858	Fortune Brands Home & Security Inc	4,024	212
Columbia Sportswear Co	17,874	1,787	Lennox International Inc	1,878	509
PVH Corp	8,072	1,041	Martin Marietta Materials Inc	273	61
Ralph Lauren Corp	9,198	1,210	Masco Corp	9,025	353
Skechers U.S.A. Inc (a)	27,874	882	MDU Resources Group Inc	199,745	5,223
Tapestry Inc	30,451	983	Owens Corning	442,685	22,697
Under Armour Inc - Class A (a)	12,294	284	Vulcan Materials Co	388	49
Under Armour Inc - Class C (a)	3,143	65			$29,325
VF Corp	26,676	2,519	Chemicals - 2.17%
		$43,903	Albemarle Corp	5,547	416
Automobile Manufacturers - 0.05%			Ashland Global Holdings Inc	3,938	317
PACCAR Inc	16,682	1,196	Axalta Coating Systems Ltd (a)	58,894	1,589
Automobile Parts & Equipment - 1.27%			Cabot Corp	64,298	2,918
Adient PLC	6,314	146	Celanese Corp	4,468	482
Aptiv PLC	21,266	1,822	CF Industries Holdings Inc	11,222	502
BorgWarner Inc	691,733	28,894	Eastman Chemical Co	485,159	38,269
Goodyear Tire & Rubber Co/The	15,129	291	FMC Corp	8,770	693
Lear Corp	6,685	956	Huntsman Corp	81,413	1,811
Visteon Corp (a)	775	51	Ingevity Corp (a)	4,805	553
		$32,160	International Flavors & Fragrances Inc	2,572	354
Banks - 4.60%			Mosaic Co/The	25,981	678
Associated Banc-Corp	11,474	260	NewMarket Corp	73	31
Bank of Hawaii Corp	36,673	3,021	Olin Corp	116,959	2,537
Bank OZK	9,901	323	RPM International Inc	8,146	494
BankUnited Inc	73,421	2,686	Univar Inc (a)	8,770	196
CIT Group Inc	14,641	780	Valvoline Inc	135,172	2,501
Citizens Financial Group Inc	33,052	1,197	Westlake Chemical Corp	1,067	75
Comerica Inc	11,327	890	WR Grace & Co	7,157	541
Commerce Bancshares Inc/MO	56,389	3,407			$54,957
Cullen/Frost Bankers Inc	3,668	373	Coal - 0.01%
East West Bancorp Inc	7,536	388	CONSOL Energy Inc (a)	5,073	172
Fifth Third Bancorp	86,231	2,485	Commercial Services - 2.75%
First Citizens BancShares Inc/NC	561	251	AMERCO	509	190
First Hawaiian Inc	108,049	2,987	Aramark	18,418	572
First Horizon National Corp	82,072	1,239	Booz Allen Hamilton Holding Corp	2,864	170
First Republic Bank/CA	7,949	840	Bright Horizons Family Solutions Inc (a)	5,758	738
FNB Corp/PA	168,321	2,042	CoreLogic Inc/United States (a)	2,217	90
Huntington Bancshares Inc/OH	76,267	1,062	Equifax Inc	26,131	3,291
KeyCorp	73,412	1,288	Euronet Worldwide Inc (a)	20,570	3,083
M&T Bank Corp	7,112	1,210	Graham Holdings Co	279	207
Northern Trust Corp	7,139	704	H&R Block Inc	77,873	2,119
PacWest Bancorp	22,352	884	IHS Markit Ltd (a)	173,277	9,922
Pinnacle Financial Partners Inc	3,011	175	Macquarie Infrastructure Corp	5,200	211
Popular Inc	28,928	1,670	ManpowerGroup Inc	210,766	20,242
Prosperity Bancshares Inc	413,900	30,480	Nielsen Holdings PLC	17,378	444
Regions Financial Corp	74,265	1,153	Quanta Services Inc	631,324	25,632

See accompanying notes.

Schedule of Investments MidCap Value Fund I April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Commercial Services (continued)			Electric (continued)
Sabre Corp	3,975	$83	DTE Energy Co	210,869	$26,507
Service Corp International/US	4,450	185	Edison International	16,044	1,023
Worldpay Inc (a)	19,844	2,325	Entergy Corp	23,856	2,312
		$69,504	Evergy Inc	12,763	738
Computers - 4.13%			Eversource Energy	20,869	1,496
Amdocs Ltd	6,942	382	FirstEnergy Corp	52,774	2,218
Conduent Inc (a)	12,427	160	Hawaiian Electric Industries Inc	18,351	761
Dell Technologies Inc (a)	44,997	3,033	NRG Energy Inc	94,706	3,899
DXC Technology Co	358,041	23,538	OGE Energy Corp	18,322	776
Genpact Ltd	6,788	247	PG&E Corp (a)	1,360	31
Hewlett Packard Enterprise Co	1,164,390	18,409	Pinnacle West Capital Corp	9,586	913
Leidos Holdings Inc	401,678	29,515	PPL Corp	101,686	3,174
MAXIMUS Inc	360,000	26,514	Public Service Enterprise Group Inc	87,723	5,233
NCR Corp (a)	1,386	40	Sempra Energy	17,397	2,226
NetApp Inc	5,270	384	Vistra Energy Corp	39,743	1,082
Western Digital Corp	46,330	2,368	WEC Energy Group Inc	67,875	5,323
		$104,590	Xcel Energy Inc	460,422	26,014
Consumer Products - 1.90%					$118,689
Avery Dennison Corp	170,970	18,918	Electrical Components & Equipment - 0.92%
Church & Dwight Co Inc	12,807	960	Acuity Brands Inc	4,977	728
Clorox Co/The	6,911	1,104	AMETEK Inc	50,811	4,480
Kimberly-Clark Corp	209,800	26,934	Energizer Holdings Inc	3,234	155
Spectrum Brands Holdings Inc	1,433	88	Hubbell Inc	139,465	17,796
		$48,004	Littelfuse Inc	865	174
Cosmetics & Personal Care - 0.01%					$23,333
Coty Inc	29,748	322	Electronics - 3.32%
Distribution & Wholesale - 0.21%			ADT Inc	9,735	64
HD Supply Holdings Inc (a)	27,105	1,239	Agilent Technologies Inc	77,375	6,074
KAR Auction Services Inc	6,565	371	Allegion PLC	2,533	251
LKQ Corp (a)	12,835	386	Arrow Electronics Inc (a)	6,675	564
Watsco Inc	10,165	1,611	Avnet Inc	19,539	950
WESCO International Inc (a)	3,443	197	Coherent Inc (a)	124,491	18,426
WW Grainger Inc	5,750	1,621	Flex Ltd (a)	2,064,775	22,795
		$5,425	FLIR Systems Inc	45,184	2,392
Diversified Financial Services - 2.25%			Fortive Corp	40,622	3,508
Affiliated Managers Group Inc	16,935	1,878	Garmin Ltd	60,150	5,157
Air Lease Corp	6,028	232	Gentex Corp	5,930	137
Ally Financial Inc	158,103	4,697	Jabil Inc	108,835	3,288
Ameriprise Financial Inc	10,867	1,595	Keysight Technologies Inc (a)	160,039	13,928
BGC Partners Inc	79,716	430	National Instruments Corp	28,016	1,319
Cboe Global Markets Inc	19,493	1,981	nVent Electric PLC	50,353	1,407
Credit Acceptance Corp (a)	92	46	PerkinElmer Inc	10,745	1,030
Discover Financial Services	13,375	1,090	Sensata Technologies Holding PLC (a)	3,587	179
E*TRADE Financial Corp	528,309	26,764	Trimble Inc (a)	21,188	865
Franklin Resources Inc	30,135	1,042	Waters Corp (a)	8,355	1,785
Interactive Brokers Group Inc - A Shares	22,410	1,216			$84,119
Invesco Ltd	30,314	666	Energy - Alternate Sources - 0.01%
Jefferies Financial Group Inc	179,859	3,700	First Solar Inc (a)	5,113	315
Lazard Ltd	1,531	60	Engineering & Construction - 0.05%
Legg Mason Inc	54,961	1,839	AECOM (a)	10,744	364
Nasdaq Inc	18,415	1,698	Arcosa Inc	4,143	129
Navient Corp	57,971	783	Fluor Corp	9,067	360
OneMain Holdings Inc	61,533	2,090	Jacobs Engineering Group Inc	6,208	484
Raymond James Financial Inc	7,545	691			$1,337
Santander Consumer USA Holdings Inc	7,432	159	Entertainment - 1.13%
SLM Corp	87,062	884	Cinemark Holdings Inc	664,277	27,933
Synchrony Financial	28,509	988	International Game Technology PLC	6,098	89
T Rowe Price Group Inc	19,248	2,069	Lions Gate Entertainment Corp - A shares	6,818	99
Western Union Co/The	15,732	306	Lions Gate Entertainment Corp - B shares	6,382	87
		$56,904	Madison Square Garden Co/The (a)	1,039	325
Electric - 4.69%					$28,533
AES Corp/VA	55,686	953	Environmental Control - 1.17%
Alliant Energy Corp	520,310	24,575	Clean Harbors Inc (a)	4,906	373
Ameren Corp	18,574	1,352	Pentair PLC	121,579	4,741
Avangrid Inc	3,471	178	Republic Services Inc	294,428	24,384
CenterPoint Energy Inc	87,393	2,709			$29,498
CMS Energy Corp	13,684	760
Consolidated Edison Inc	51,485	4,436

See accompanying notes.

Schedule of Investments MidCap Value Fund I April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food - 3.40%			Home Builders (continued)
Campbell Soup Co	2,636	$102	PulteGroup Inc	20,230	$636
Conagra Brands Inc	23,462	722	Thor Industries Inc	5,758	379
Flowers Foods Inc	117,480	2,554	Toll Brothers Inc	12,120	462
Hershey Co/The	4,942	617			$2,359
Hormel Foods Corp	423,440	16,912	Home Furnishings - 0.17%
Ingredion Inc	35,079	3,324	Dolby Laboratories Inc	53,628	3,469
JM Smucker Co/The	7,801	957	Leggett & Platt Inc	8,367	329
Kellogg Co	9,585	578	Whirlpool Corp	3,047	423
Kroger Co/The	1,057,341	27,258			$4,221
Lamb Weston Holdings Inc	45,578	3,193	Housewares - 0.06%
McCormick & Co Inc/MD	10,303	1,586	Newell Brands Inc	74,181	1,067
Pilgrim's Pride Corp (a)	4,913	132	Scotts Miracle-Gro Co/The	3,939	335
Post Holdings Inc (a)	1,328	150			$1,402
Seaboard Corp	18	81	Insurance - 12.02%
Sysco Corp	365,489	25,720	Aflac Inc	602,209	30,339
TreeHouse Foods Inc (a)	3,602	241	Alleghany Corp (a)	56,534	37,136
Tyson Foods Inc	19,750	1,481	Allstate Corp/The	330,200	32,710
US Foods Holding Corp (a)	15,567	569	American Financial Group Inc/OH	273,254	28,289
		$86,177	American National Insurance Co	16,868	1,911
Forest Products & Paper - 0.08%			Arch Capital Group Ltd (a)	24,463	826
Domtar Corp	18,762	918	Arthur J Gallagher & Co	291,506	24,376
International Paper Co	25,430	1,190	Assurant Inc	3,529	335
		$2,108	Assured Guaranty Ltd	60,843	2,902
Gas - 0.29%			Athene Holding Ltd (a)	13,711	619
Atmos Energy Corp	5,681	581	AXA Equitable Holdings Inc	13,157	299
National Fuel Gas Co	99,107	5,868	Axis Capital Holdings Ltd	33,212	1,888
NiSource Inc	17,665	491	Brighthouse Financial Inc (a)	31,852	1,331
UGI Corp	8,416	459	Brown & Brown Inc	42,794	1,359
		$7,399	Cincinnati Financial Corp	9,066	872
Hand & Machine Tools - 0.14%			CNA Financial Corp	2,458	114
Kennametal Inc	35,039	1,426	Erie Indemnity Co	481	91
Lincoln Electric Holdings Inc	800	70	Everest Re Group Ltd	1,190	280
Regal Beloit Corp	3,742	318	Fidelity National Financial Inc	809,204	32,328
Snap-on Inc	4,213	709	First American Financial Corp	47,685	2,721
Stanley Black & Decker Inc	7,351	1,078	Genworth Financial Inc (a)	72,290	274
		$3,601	Hanover Insurance Group Inc/The	59,011	7,117
Healthcare - Products - 1.61%			Hartford Financial Services Group Inc/The	25,622	1,340
Bruker Corp	61,746	2,384	Lincoln National Corp	15,791	1,054
Cooper Cos Inc/The	17,525	5,080	Loews Corp	13,517	693
DENTSPLY SIRONA Inc	66,628	3,407	Markel Corp (a)	20,200	21,644
Henry Schein Inc (a)	10,150	650	Mercury General Corp	36,458	1,961
Hill-Rom Holdings Inc	17,528	1,777	Old Republic International Corp	19,159	428
Hologic Inc (a)	28,024	1,299	ProAssurance Corp	32,931	1,236
Integra LifeSciences Holdings Corp (a)	9,258	483	Reinsurance Group of America Inc	5,018	760
QIAGEN NV (a)	62,850	2,449	RenaissanceRe Holdings Ltd	2,443	380
STERIS PLC	121,282	15,886	Torchmark Corp	10,614	930
Teleflex Inc	14,608	4,181	Travelers Cos Inc/The	235,600	33,868
West Pharmaceutical Services Inc	10,492	1,299	Unum Group	17,088	631
Zimmer Biomet Holdings Inc	15,548	1,915	Voya Financial Inc	11,706	643
		$40,810	Willis Towers Watson PLC	7,668	1,414
Healthcare - Services - 1.80%			WR Berkley Corp	477,747	29,286
Acadia Healthcare Co Inc (a)	5,386	172			$304,385
Catalent Inc (a)	6,890	309	Internet - 0.16%
Centene Corp (a)	5,101	263	Symantec Corp	152,635	3,696
Charles River Laboratories International Inc (a)	6,894	969	TripAdvisor Inc (a)	1,540	82
DaVita Inc (a)	3,001	166	Zillow Group Inc - A Shares (a)	1,030	34
IQVIA Holdings Inc (a)	31,634	4,394	Zillow Group Inc - C Shares (a)	9,740	325
Laboratory Corp of America Holdings (a)	9,934	1,589			$4,137
MEDNAX Inc (a)	5,445	152	Iron & Steel - 1.87%
Molina Healthcare Inc (a)	1,420	184	Nucor Corp	35,417	2,021
Quest Diagnostics Inc	377,302	36,364	Reliance Steel & Aluminum Co	474,765	43,660
Universal Health Services Inc	6,170	783	Steel Dynamics Inc	33,652	1,066
WellCare Health Plans Inc (a)	685	177	United States Steel Corp	33,994	530
		$45,522			$47,277
Home Builders - 0.09%			Leisure Products & Services - 0.23%
DR Horton Inc	6,886	305	Brunswick Corp/DE	49,300	2,524
Lennar Corp - A Shares	10,425	543	Harley-Davidson Inc	10,398	387
Lennar Corp - B Shares	823	34	Norwegian Cruise Line Holdings Ltd (a)	21,750	1,227

See accompanying notes.

Schedule of Investments MidCap Value Fund I April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Leisure Products & Services (continued)			Miscellaneous Manufacturers (continued)
Royal Caribbean Cruises Ltd	14,942	$1,807	Hexcel Corp	92,735	$6,557
		$5,945	Ingersoll-Rand PLC	114,745	14,069
Lodging - 0.18%			ITT Inc	38,327	2,320
Caesars Entertainment Corp (a)	35,744	334	Parker-Hannifin Corp	150,991	27,342
Choice Hotels International Inc	18,215	1,513	Textron Inc	582,557	30,875
Extended Stay America Inc	5,298	95	Trinity Industries Inc	9,625	208
Hilton Worldwide Holdings Inc	4,180	364			$100,706
Hyatt Hotels Corp	20,487	1,572	Office & Business Equipment - 0.02%
MGM Resorts International	21,795	580	Xerox Corp	16,111	537
		$4,458	Oil & Gas - 4.40%
Machinery - Construction & Mining - 0.11%			Antero Resources Corp (a)	8,888	64
Oshkosh Corp	22,708	1,876	Apache Corp	47,037	1,548
Terex Corp	25,236	841	Cabot Oil & Gas Corp	122,590	3,174
		$2,717	Centennial Resource Development Inc/DE (a)	12,920	136
Machinery - Diversified - 2.61%			Cimarex Energy Co	416,990	28,630
AGCO Corp	366,777	25,961	CNX Resources Corp (a)	14,692	132
Cummins Inc	6,985	1,162	Concho Resources Inc	27,612	3,186
Curtiss-Wright Corp	77,304	8,808	Continental Resources Inc/OK (a)	40,370	1,857
Dover Corp	22,042	2,161	Devon Energy Corp	925,977	29,761
Flowserve Corp	8,567	420	Diamondback Energy Inc	7,756	825
Gardner Denver Holdings Inc (a)	25,253	852	EQT Corp	16,628	340
Gates Industrial Corp PLC (a)	4,429	71	Extraction Oil & Gas Inc (a)	12,216	57
GrafTech International Ltd	4,767	55	Helmerich & Payne Inc	7,077	414
IDEX Corp	12,212	1,913	Hess Corp	31,268	2,005
Middleby Corp/The (a)	1,100	145	HollyFrontier Corp	34,390	1,642
Nordson Corp	200	29	Marathon Oil Corp	135,946	2,317
Roper Technologies Inc	29,179	10,496	Murphy Oil Corp	10,849	296
Wabtec Corp	4,917	364	Nabors Industries Ltd	25,283	89
Xylem Inc/NY	164,807	13,745	Noble Energy Inc	92,962	2,515
		$66,182	Parsley Energy Inc (a)	877,267	17,510
Media - 1.15%			PBF Energy Inc	8,250	277
CBS Corp	425,150	21,798	PDC Energy Inc (a)	309,621	13,465
Discovery Inc - A Shares (a)	9,736	301	Range Resources Corp	13,862	125
Discovery Inc - C Shares (a)	24,054	692	SM Energy Co	8,002	127
DISH Network Corp (a)	29,049	1,020	Transocean Ltd (a)	34,341	270
John Wiley & Sons Inc	11,999	554	Whiting Petroleum Corp (a)	6,416	176
Liberty Broadband Corp - A Shares (a)	1,594	157	WPX Energy Inc (a)	29,690	413
Liberty Broadband Corp - C Shares (a)	7,366	727			$111,351
Liberty Media Corp-Liberty Formula One - A	1,706	65	Oil & Gas Services - 0.09%
Shares (a)			Apergy Corp (a)	31,782	1,262
Liberty Media Corp-Liberty Formula One - C	27,677	1,074	National Oilwell Varco Inc	28,789	752
Shares (a)			Patterson-UTI Energy Inc	15,012	204
Liberty Media Corp-Liberty SiriusXM - A Shares	5,358	214	RPC Inc	4,993	51
(a)					$2,269
Liberty Media Corp-Liberty SiriusXM - C Shares	24,065	967	Packaging & Containers - 0.82%
(a)			Ardagh Group SA	2,090	29
News Corp - A Shares	24,107	299	Ball Corp	17,228	1,033
News Corp - B Shares	16,578	207	Bemis Co Inc	29,068	1,669
Tribune Media Co	5,589	258	Berry Global Group Inc (a)	6,334	372
Viacom Inc - A Shares	904	31	Graphic Packaging Holding Co	16,874	234
Viacom Inc - B Shares	26,127	755	Owens-Illinois Inc	10,571	209
		$29,119	Packaging Corp of America	137,100	13,595
Metal Fabrication & Hardware - 0.05%			Sealed Air Corp	23,789	1,109
Timken Co/The	20,619	989	Silgan Holdings Inc	3,837	115
Valmont Industries Inc	1,939	261	Sonoco Products Co	27,098	1,709
		$1,250	Westrock Co	19,144	735
Mining - 0.30%					$20,809
Alcoa Corp (a)	24,847	663	Pharmaceuticals - 1.26%
Freeport-McMoRan Inc	257,435	3,169	Agios Pharmaceuticals Inc (a)	231	13
Livent Corp (a)	863	9	AmerisourceBergen Corp	312,325	23,349
Newmont Goldcorp Corp	60,792	1,888	Cardinal Health Inc	23,350	1,138
Royal Gold Inc	20,410	1,777	Elanco Animal Health Inc (a)	18,217	574
		$7,506	Herbalife Nutrition Ltd (a)	78,454	4,146
Miscellaneous Manufacturers - 3.98%			Jazz Pharmaceuticals PLC (a)	1,161	151
AptarGroup Inc	140,447	15,623	Mylan NV (a)	61,806	1,668
Carlisle Cos Inc	4,713	667	Perrigo Co PLC	17,596	843
Crane Co	35,508	3,020	Premier Inc (a)	2,204	73
Donaldson Co Inc	472	25			$31,955

See accompanying notes.

Schedule of Investments MidCap Value Fund I April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pipelines - 0.30%			REITs (continued)
Cheniere Energy Inc (a)	3,402	$219	Prologis Inc	8,704	$667
Equitrans Midstream Corp	76,060	1,585	Public Storage	108,000	23,887
ONEOK Inc	47,165	3,203	Rayonier Inc	24,017	763
Targa Resources Corp	17,431	700	Realty Income Corp	20,953	1,467
Williams Cos Inc/The	65,897	1,867	Regency Centers Corp	7,385	496
		$7,574	Retail Properties of America Inc	163,045	2,003
Real Estate - 0.14%			Retail Value Inc	6,429	216
CBRE Group Inc (a)	14,192	739	Senior Housing Properties Trust	157,143	1,262
Howard Hughes Corp/The (a)	18,581	2,063	SL Green Realty Corp	5,506	486
Jones Lang LaSalle Inc	3,792	586	Spirit Realty Capital Inc	5,817	235
Newmark Group Inc	13,058	111	Starwood Property Trust Inc	18,071	417
Realogy Holdings Corp	7,861	102	STORE Capital Corp	13,419	447
		$3,601	Sun Communities Inc	15,614	1,922
REITs - 9.38%			Taubman Centers Inc	1,070	53
AGNC Investment Corp	41,020	730	Two Harbors Investment Corp	74,971	1,039
Alexandria Real Estate Equities Inc	11,952	1,702	UDR Inc	75,978	3,415
American Campus Communities Inc	6,616	312	Uniti Group Inc	11,829	130
American Homes 4 Rent	17,192	412	Ventas Inc	23,900	1,460
Annaly Capital Management Inc	108,623	1,096	VEREIT Inc	47,262	390
Apartment Investment & Management Co	12,486	616	VICI Properties Inc	32,423	739
Apple Hospitality REIT Inc	198,244	3,262	Vornado Realty Trust	64,688	4,473
AvalonBay Communities Inc	31,862	6,402	Weingarten Realty Investors	81,825	2,368
Boston Properties Inc	31,096	4,279	Welltower Inc	18,094	1,349
Brandywine Realty Trust	195,327	3,006	Weyerhaeuser Co	121,187	3,248
Brixmor Property Group Inc	70,084	1,253	WP Carey Inc	14,402	1,142
Brookfield Property REIT Inc	50,428	1,051			$237,474
Camden Property Trust	35,591	3,583	Retail - 4.05%
Chimera Investment Corp	13,286	255	Advance Auto Parts Inc	8,416	1,400
Colony Capital Inc	29,178	150	AutoNation Inc (a)	406,243	17,034
Columbia Property Trust Inc	12,277	279	AutoZone Inc (a)	879	904
CoreCivic Inc	32,010	666	Best Buy Co Inc	43,094	3,206
Corporate Office Properties Trust	66,199	1,845	Burlington Stores Inc (a)	5,970	1,008
CubeSmart	76,115	2,429	CarMax Inc (a)	3,353	261
Digital Realty Trust Inc	12,094	1,423	Casey's General Stores Inc	2,411	319
Douglas Emmett Inc	29,526	1,216	Darden Restaurants Inc	213,139	25,065
Duke Realty Corp	122,992	3,828	Dick's Sporting Goods Inc	4,948	183
Empire State Realty Trust Inc	11,139	173	Dollar General Corp	9,624	1,214
EPR Properties	13,240	1,044	Dollar Tree Inc (a)	41,416	4,609
Equity Commonwealth	8,581	273	Foot Locker Inc	9,153	524
Equity Residential	84,615	6,467	Gap Inc/The	13,097	342
Essex Property Trust Inc	15,478	4,372	Genuine Parts Co	9,893	1,014
Extra Space Storage Inc	11,568	1,200	Kohl's Corp	11,965	851
Federal Realty Investment Trust	9,836	1,317	L Brands Inc	37,660	966
Gaming and Leisure Properties Inc	12,382	500	Macy's Inc	23,199	546
HCP Inc	59,627	1,775	Michaels Cos Inc/The (a)	10,189	114
Healthcare Trust of America Inc	1,041,801	28,733	MSC Industrial Direct Co Inc	27,197	2,275
Highwoods Properties Inc	494,039	22,024	Nu Skin Enterprises Inc	74,602	3,795
Hospitality Properties Trust	179,105	4,657	Penske Automotive Group Inc	2,491	114
Host Hotels & Resorts Inc	177,884	3,422	Qurate Retail Inc (a)	66,748	1,138
Hudson Pacific Properties Inc	44,154	1,540	Tiffany & Co	36,061	3,888
Invitation Homes Inc	14,553	362	Williams-Sonoma Inc	4,064	232
Iron Mountain Inc	19,839	644	Yum China Holdings Inc	139,033	6,610
JBG SMITH Properties	7,167	305	Yum! Brands Inc	237,725	24,816
Kilroy Realty Corp	13,727	1,056			$102,428
Kimco Realty Corp	32,570	566	Savings & Loans - 0.06%
Lamar Advertising Co	359,462	29,716	New York Community Bancorp Inc	30,795	358
Liberty Property Trust	17,171	852	People's United Financial Inc	18,413	318
Life Storage Inc	23,434	2,233	Sterling Bancorp/DE	40,363	865
Macerich Co/The	6,100	245			$1,541
Medical Properties Trust Inc	30,134	526	Semiconductors - 0.73%
MFA Financial Inc	225,686	1,695	Analog Devices Inc	80,015	9,301
Mid-America Apartment Communities Inc	8,991	984	Cypress Semiconductor Corp	78,161	1,342
National Retail Properties Inc	347,866	18,305	Marvell Technology Group Ltd	60,956	1,525
New Residential Investment Corp	173,209	2,912	Qorvo Inc (a)	17,314	1,310
Omega Healthcare Investors Inc	8,846	313	Skyworks Solutions Inc	16,608	1,465
Outfront Media Inc	106,288	2,533	Teradyne Inc	50,482	2,473
Paramount Group Inc	112,334	1,628	Xilinx Inc	8,760	1,053
Park Hotels & Resorts Inc	9,759	313			$18,469
Piedmont Office Realty Trust Inc	44,210	920

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		(a) Non-income producing security
Shipbuilding - 0.00%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Huntington Ingalls Industries Inc	320	$71	Investment Company Act of 1940) or an affiliate as defined by the Investment
Software - 4.80%			Company Act of 1940 (controls 5.0% or more of the outstanding voting
Akamai Technologies Inc (a)	22,954	1,837	shares of the security). Please see affiliated sub-schedule for transactional
ANSYS Inc (a)	5,750	1,126	information.
Aspen Technology Inc (a)	618	76	(c) Current yield shown is as of period end.
Autodesk Inc (a)	11,450	2,041
Black Knight Inc (a)	431,365	24,338	Portfolio Summary (unaudited)
Cerner Corp (a)	137,796	9,157	Sector	Percent
Covetrus Inc (a)	3,594	118	Financial	28.45%
Fidelity National Information Services Inc	248,296	28,784	Industrial	15.70%
Nuance Communications Inc (a)	1,665,384	28,028	Consumer, Non-cyclical	14.62%
SS&C Technologies Holdings Inc	2,891	196	Consumer, Cyclical	11.40%
Synopsys Inc (a)	154,647	18,724	Technology	9.68%
Take-Two Interactive Software Inc (a)	41,165	3,986	Utilities	5.22%
Teradata Corp (a)	40,518	1,842	Energy	4.81%
Zynga Inc (a)	215,858	1,222	Basic Materials	4.42%
		$121,475	Communications	3.56%
Telecommunications - 1.50%			Money Market Funds	2.11%
CenturyLink Inc	66,077	755	Domestic Equity Funds	0.02%
CommScope Holding Co Inc (a)	61,979	1,536	Other Assets and Liabilities	0.01%
Corning Inc	41,475	1,321	TOTAL NET ASSETS	100.00%
EchoStar Corp (a)	2,990	119
GCI Liberty Inc (a)	6,272	374
Juniper Networks Inc	75,660	2,101
LogMeIn Inc	20,903	1,722
Motorola Solutions Inc	201,541	29,206
Sprint Corp (a)	41,224	230
Telephone & Data Systems Inc	20,053	639
United States Cellular Corp (a)	975	47
		$38,050
Textiles - 0.03%
Mohawk Industries Inc (a)	4,713	642
Toys, Games & Hobbies - 1.32%
Hasbro Inc	327,128	33,321
Transportation - 1.27%
Expeditors International of Washington Inc	6,910	549
Genesee & Wyoming Inc (a)	3,191	283
Kansas City Southern	7,463	919
Landstar System Inc	256,500	27,948
Old Dominion Freight Line Inc	1,480	221
Ryder System Inc	3,374	212
Schneider National Inc	95,311	1,992
		$32,124
Water - 0.24%
American Water Works Co Inc	19,418	2,101
Aqua America Inc	100,234	3,915
		$6,016
TOTAL COMMON STOCKS		$2,477,559
INVESTMENT COMPANIES - 2.13%	Shares Held Value (000's)
Money Market Funds - 2.11%
Principal Government Money Market Fund	53,489,784	53,490
2.38%(b),(c)
Principal Exchange-Traded Funds - 0.02%
Principal Shareholder Yield Index ETF (b)	5,218	170
Principal Sustainable Momentum Index ETF (b)	5,142	144
Principal U.S. Small-Cap Multi-Factor Index	422	13
ETF (b)
		$327
TOTAL INVESTMENT COMPANIES		$53,817
Total Investments		$2,531,376
Other Assets and Liabilities - 0.01%		313
TOTAL NET ASSETS - 100.00%		$2,531,689

See accompanying notes.

Schedule of Investments
MidCap Value Fund I
April 30, 2019 (unaudited)

Affiliated Securities	October 31, 2018			Purchases	Sales	April 30, 2019
	Value			Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$19,620	$225,794	$191,924	$53,490
Principal Shareholder Yield Index ETF			—	328	168	170
Principal Sustainable Momentum Index ETF			—	283	157	144
Principal U.S. Small-Cap Multi-Factor Index ETF			—	26	13	13
			$19,620	$226,431	$192,262	$53,817

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments		Capital Gain Distributions	Gain/Loss
Principal Government Money Market Fund 2.38%	$192	$		— $	— $	—
Principal Shareholder Yield Index ETF	2			3	—	7
Principal Sustainable Momentum Index ETF	1			10	—	8
Principal U.S. Small-Cap Multi-Factor Index ETF	—			—	—	—
	$195			$13$	— $	15
Amounts in thousands

Futures Contracts

Description and Expiration Date	Type		Contracts	Notional Amount	Value and Unrealized Appreciation/(Depreciation)
S&P Mid 400 Emini; June 2019	Long		85		$16,774 $	47
Total				$		47

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments Money Market Fund April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 4.14%	Shares Held Value (000's)			Principal
Money Market Funds - 4.14%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
DWS Government Money Market Series 2.51%(a)	5,920,000	$5,920	Maryland - 1.57%
Goldman Sachs Government Fund 2.46%(a)	4,920,000	4,920	City of Baltimore MD (credit support from State
Morgan Stanley Institutional Liquidity Funds -	5,430,000	5,430	Street Bank)
Government Portfolio 2.42%(a)			2.42%, 05/07/2019(c),(d)	$7,915	$7,915
STIT - Government & Agency Portfolio 2.43%(a)	4,570,000	4,570	TOTAL MUNICIPAL BONDS		$30,155
		$20,840		Principal
TOTAL INVESTMENT COMPANIES		$20,840	COMMERCIAL PAPER - 75.87%	Amount (000's) Value (000's)
	Principal		Aerospace & Defense - 1.17%
BONDS - 7.70%	Amount (000's) Value (000's)		General Dynamics Corp
Automobile Asset Backed Securities - 2.43%			2.46%, 05/16/2019(b)	$3,200	$3,197
Americredit Automobile Receivables Trust 2019-1			2.46%, 05/23/2019(b)	2,700	2,696
2.66%, 03/18/2020	$1,895	$1,895			$5,893
Capital Auto Receivables Asset Trust 2018-2			Agriculture - 4.17%
2.70%, 11/20/2019(b)	301	300	Archer-Daniels-Midland Co
Drive Auto Receivables Trust 2019-1			2.45%, 05/07/2019(b)	3,600	3,599
2.78%, 01/15/2020	795	795	2.50%, 05/13/2019(b)	3,000	2,997
Enterprise Fleet Financing 2019-1 LLC			2.50%, 05/31/2019(b)	3,000	2,994
2.70%, 03/23/2020(b)	3,252	3,252	Philip Morris International Inc
Ford Credit Auto Lease Trust			2.43%, 05/06/2019(b)	2,000	1,999
2.45%, 10/15/2019	137	137	2.44%, 05/07/2019(b)	2,500	2,499
Santander Drive Auto Receivables Trust 2019-1			2.46%, 05/01/2019(b)	6,900	6,900
2.72%, 02/18/2020	2,284	2,284			$20,988
Santander Retail Auto Lease Trust 2019-A			Automobile Manufacturers - 2.34%
2.62%, 04/20/2020(b)	2,056	2,056	American Honda Finance Corp (credit support
World Omni Auto Receivables Trust 2019-A			from Honda Motor Company)
2.73%, 02/18/2020	1,070	1,070	2.53%, 05/22/2019(d)	4,000	3,994
World Omni Select Auto Trust 2018-1			Toyota Financial Services de Puerto Rico
2.78%, 11/15/2019(b)	417	417	Inc (credit support from Toyota Financial
		$12,206	Services)
Diversified Financial Services - 3.54%			2.49%, 05/07/2019(d)	3,800	3,798
Corporate Finance Managers Inc			2.49%, 05/09/2019(d)	4,000	3,998
2.48%, 05/07/2019(c)	790	790			$11,790
MetLife Inc			Banks - 20.19%
2.93%, 08/16/2019	9,000	9,000	Barclays Bank PLC
New York Life			2.50%, 05/31/2019(b),(e)	3,500	3,493
2.74%, 07/22/2019	8,000	8,000	2.50%, 06/03/2019(e)	3,600	3,592
		$17,790	2.54%, 05/23/2019(b),(e)	3,000	2,995
Other Asset Backed Securities - 1.73%			CAFCO LLC
CNH Equipment Trust 2019-A			2.50%, 05/24/2019(b)	3,000	2,995
2.75%, 02/28/2020	1,340	1,340	2.55%, 06/20/2019(b)	3,600	3,587
Dell Equipment Finance Trust 2019-1			Credit Suisse AG/New York NY
2.65%, 04/22/2020(b)	3,300	3,300	2.48%, 06/20/2019	3,500	3,488
DLL 2019-1 LLC			Manhattan Asset Funding Co LLC
2.66%, 04/20/2020(b)	2,300	2,300	2.45%, 05/03/2019(b)	3,000	3,000
MMAF Equipment Finance LLC 2019-A			2.47%, 05/09/2019(b)	2,771	2,770
2.66%, 04/10/2020(b)	1,772	1,772	2.50%, 05/02/2019(b)	3,400	3,400
		$8,712	2.50%, 05/06/2019(b)	2,000	1,999
TOTAL BONDS		$38,708	2.50%, 05/20/2019(b)	730	729
	Principal		Mitsubishi UFJ Trust & Banking Corp/NY
MUNICIPAL BONDS - 5.99%	Amount (000's) Value (000's)		2.55%, 05/30/2019(b)	3,000	2,994
Colorado - 2.99%			2.56%, 07/19/2019(b)	3,500	3,480
City of Colorado Springs CO Utilities System			2.60%, 05/14/2019(b)	4,480	4,476
Revenue (credit support from Mizuho Corp Bank			Mizuho Bank Ltd/New York NY
LTD)			2.49%, 06/11/2019(b)	2,700	2,692
2.45%, 05/07/2019(c),(d)	$7,000	$7,000	2.50%, 06/13/2019(b)	3,000	2,991
Colorado Housing & Finance Authority (credit			2.55%, 05/10/2019(b)	2,500	2,498
support from Federal Home Loan Bank)			Natixis SA/New York NY
2.53%, 05/07/2019(c),(d)	7,510	7,510	2.56%, 06/18/2019	3,000	2,990
County of Kit Carson CO (credit support from			2.57%, 05/03/2019	3,500	3,500
Wells Fargo)			Oversea-Chinese Banking Corp Ltd
2.45%, 05/07/2019(c),(d)	530	530	2.55%, 07/05/2019(b),(e)	3,100	3,086
		$15,040	Sheffield Receivables Co LLC
Illinois - 1.43%			2.51%, 07/01/2019(b)	2,120	2,111
Memorial Health System/IL (credit support from			2.53%, 05/23/2019(b)	3,700	3,694
JPMorgan Chase & Co)			2.55%, 05/16/2019(b)	3,000	2,997
2.45%, 05/07/2019(c),(d)	7,200	7,200	Skandinaviska Enskilda Banken AB
			2.50%, 05/13/2019(b),(e)	2,000	1,998
			2.53%, 05/22/2019(b),(e)	3,500	3,495
			2.53%, 05/29/2019(b),(e)	3,500	3,493

See accompanying notes.

Schedule of Investments Money Market Fund April 30, 2019 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)		COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Diversified Financial Services (continued)
Societe Generale SA			Nationwide Building Society
2.55%, 06/05/2019(b),(e)	$3,000	$2,993	2.47%, 05/23/2019(b)	$3,000	$2,995
Standard Chartered Bank/New York			2.72%, 05/22/2019(b)	3,500	3,494
2.54%, 08/26/2019(b)	3,000	2,975	2.77%, 05/10/2019(b)	3,500	3,498
Toronto-Dominion Bank/The			Nieuw Amsterdam Receivables Corp
2.51%, 05/21/2019(b),(e)	4,000	3,994	2.51%, 05/09/2019(b)	3,000	2,998
2.52%, 05/20/2019(b),(e)	3,500	3,495	2.52%, 05/08/2019(b)	3,800	3,798
2.52%, 05/29/2019(b),(e)	3,500	3,493	2.53%, 07/05/2019(b)	2,250	2,240
United Overseas Bank Ltd			2.54%, 07/01/2019(b)	3,000	2,987
2.54%, 06/21/2019(b),(e)	3,100	3,089	Ontario Teachers' Finance Trust (credit support
2.54%, 06/26/2019(b),(e)	3,000	2,988	from Ontario Teachers’ Pension Plan Board)
		$101,570	2.50%, 05/06/2019(b),(d)	3,000	2,999
Beverages - 0.56%			Regency Markets No. 1 LLC
Brown-Forman Corp			2.50%, 05/08/2019(b)	4,000	3,998
2.53%, 05/07/2019(b)	2,800	2,799	2.50%, 05/15/2019(b)	3,664	3,660
Chemicals - 2.20%			2.50%, 05/16/2019(b)	3,600	3,596
BASF SE					$121,985
2.50%, 05/15/2019(b)	4,460	4,456	Electric - 2.28%
2.50%, 05/16/2019(b)	3,600	3,596	Engie SA
2.50%, 06/27/2019(b)	3,000	2,988	2.51%, 06/04/2019(b)	3,000	2,993
		$11,040	2.56%, 05/10/2019(b)	3,500	3,498
Computers - 1.29%			2.61%, 05/15/2019(b)	3,500	3,496
International Business Machines Corp			NSTAR Electric Co
2.52%, 05/28/2019(b)	3,500	3,494	2.45%, 05/02/2019	1,000	1,000
2.58%, 08/20/2019(b)	3,000	2,976	2.46%, 05/03/2019	500	500
		$6,470			$11,487
Diversified Financial Services - 24.25%			Gas - 2.32%
Anglesea Funding LLC			ONE Gas Inc
2.46%, 05/01/2019(b)	3,500	3,500	2.47%, 05/13/2019(b)	6,200	6,195
2.54%, 05/02/2019(b)	870	870	2.47%, 05/15/2019(b)	3,500	3,496
Citigroup Global Markets Inc			2.47%, 05/16/2019(b)	2,000	1,998
2.53%, 07/25/2019(b)	3,600	3,579			$11,689
CME Group Inc			Healthcare - Services - 1.59%
2.44%, 05/09/2019(b)	2,000	1,999	UnitedHealth Group Inc
2.45%, 05/01/2019(b)	9,050	9,050	2.56%, 05/08/2019(b)	3,500	3,498
Collateralized Commercial Paper II Co LLC			2.58%, 05/17/2019(b)	1,020	1,019
2.58%, 07/02/2019(b)	3,500	3,484	2.58%, 05/21/2019(b)	3,500	3,495
CRC Funding LLC					$8,012
2.47%, 05/10/2019(b)	3,000	2,998	Holding Companies - Diversified - 0.82%
2.50%, 06/13/2019(b)	1,500	1,496	Koch Industries Inc
DCAT LLC			2.44%, 05/06/2019	4,100	4,099
2.49%, 05/22/2019	1,050	1,049	Insurance - 2.58%
2.50%, 05/23/2019	3,000	2,995	Nationwide Life Insurance Co
2.52%, 06/17/2019	3,500	3,489	2.48%, 05/17/2019(b)	3,500	3,496
2.55%, 05/31/2019	2,800	2,794	Prudential Financial Inc
Gotham Funding Corp			2.50%, 05/03/2019(b)	4,000	4,000
2.51%, 05/03/2019(b)	3,700	3,700	2.50%, 05/07/2019(b)	2,500	2,499
2.51%, 05/24/2019(b)	3,300	3,295	2.50%, 05/14/2019(b)	3,000	2,997
2.52%, 05/10/2019(b)	2,500	2,498			$12,992
2.54%, 05/21/2019(b)	3,000	2,996	Machinery - Construction & Mining - 1.80%
Intercontinental Exchange Inc			Caterpillar Financial Services Corp (credit
2.54%, 06/13/2019(b)	3,000	2,991	support from Caterpillar Inc)
2.54%, 07/02/2019(b)	3,500	3,485	2.50%, 05/24/2019(d)	3,000	2,995
2.56%, 05/13/2019(b)	3,800	3,797	2.53%, 06/20/2019(d)	3,100	3,089
JP Morgan Securities LLC			2.55%, 06/03/2019(d)	3,000	2,993
2.55%, 05/17/2019	3,500	3,496			$9,077
2.80%, 05/01/2019	4,000	4,000	Machinery - Diversified - 0.71%
Liberty Street Funding LLC			John Deere Capital Corp
2.51%, 06/10/2019(b)	3,500	3,490	2.49%, 07/03/2019(b)	3,600	3,584
2.55%, 05/28/2019(b)	3,500	3,493
Longship Funding LLC			Miscellaneous Manufacturers - 0.62%
2.51%, 05/02/2019(b)	3,800	3,800	Illinois Tool Works Inc
2.51%, 05/14/2019(b)	790	789	2.52%, 06/06/2019(b)	3,100	3,092
2.52%, 06/07/2019(b)	3,100	3,092	Oil & Gas - 2.38%
National Rural Utilities Cooperative Finance Corp			BP Capital Markets PLC (credit support from BP
2.47%, 05/14/2019	3,500	3,497	Amoco PLC)
			2.64%, 07/05/2019(b),(d)	2,000	1,990

See accompanying notes.

Schedule of Investments Money Market Fund April 30, 2019 (unaudited)

	Principal
COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)
Total Capital SA (credit support from Total SA)
2.50%, 05/01/2019(b),(d)	$10,000	$10,000
		$11,990
Oil & Gas Services - 0.60%
Schlumberger Investment SA
2.47%, 05/02/2019(b)	3,000	3,000
Pharmaceuticals - 0.69%
Sanofi
2.48%, 06/14/2019(b)	3,500	3,489
REITs- 0.83%
Simon Property Group LP
2.48%, 05/06/2019(b)	4,170	4,169
Telecommunications - 2.48%
Telstra Corp Ltd
2.55%, 05/09/2019(b)	3,500	3,498
2.59%, 05/02/2019(b)	3,000	3,000
2.63%, 06/11/2019(b)	3,000	2,991
2.67%, 07/16/2019(b)	3,000	2,983
		$12,472
TOTAL COMMERCIAL PAPER		$381,687
	Maturity
REPURCHASE AGREEMENTS - 6.36%	Amount (000's) Value (000's)
Banks- 6.36%
Barclays Capital Repurchase Agreement; 2.75%	$16,001	$16,000
dated 04/30/2019 maturing 05/01/2019
(collateralized by US Government Security;
$16,320,064; 3.00%; dated 02/15/2047)
Merrill Lynch Repurchase Agreement; 2.75%	16,001	16,000
dated 04/30/2019 maturing 05/01/2019
(collateralized by US Government
Securities; $16,320,017; 1.12%-1.62%; dated
12/31/2019-11/15/2022)
		$32,000
TOTAL REPURCHASE AGREEMENTS		$32,000
Total Investments		$503,390
Other Assets and Liabilities - (0.06)%		(279)
TOTAL NET ASSETS - 100.00%		$503,111

(a)	Current yield shown is as of period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $333,728 or 66.33% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

Portfolio Summary (unaudited)

Sector	Percent
Financial	57.75%
Consumer, Non-cyclical	7.01%
Insured	5.99%
Utilities	4.60%
Industrial	4.30%
Asset Backed Securities	4.16%
Money Market Funds	4.14%
Energy	2.98%
Communications	2.48%
Consumer, Cyclical	2.34%
Basic Materials	2.20%
Technology	1.29%
Diversified	0.82%
Other Assets and Liabilities	(0.06)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2019 (unaudited)

COMMON STOCKS - 97.29%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Aerospace & Defense - 2.27%			Healthcare - Products (continued)
Boeing Co/The	33,574	$12,681	Thermo Fisher Scientific Inc	84,227	$23,369
Northrop Grumman Corp	75,301	21,830	Varian Medical Systems Inc (a)	123,319	16,792
Teledyne Technologies Inc (a)	29,878	7,425			$110,010
		$41,936	Healthcare - Services - 1.88%
Airlines - 1.46%			UnitedHealth Group Inc	72,686	16,941
Alaska Air Group Inc	111,057	6,874	Universal Health Services Inc	139,101	17,648
Delta Air Lines Inc	343,284	20,010			$34,589
		$26,884	Home Builders - 0.44%
Apparel - 1.40%			Thor Industries Inc	123,473	8,133
Deckers Outdoor Corp (a)	109,587	17,338	Insurance - 3.08%
NIKE Inc	95,997	8,431	Chubb Ltd	121,785	17,683
		$25,769	Fidelity National Financial Inc	567,348	22,665
Automobile Manufacturers - 0.71%			Marsh & McLennan Cos Inc	175,466	16,545
PACCAR Inc	182,034	13,046			$56,893
Banks - 7.11%			Internet - 7.92%
East West Bancorp Inc	361,715	18,621	Alibaba Group Holding Ltd ADR(a)	34,198	6,346
JPMorgan Chase & Co	551,435	63,994	Alphabet Inc - A Shares (a)	41,535	49,799
PNC Financial Services Group Inc/The	189,896	26,003	Amazon.com Inc (a)	24,536	47,269
US Bancorp	422,041	22,503	Booking Holdings Inc (a)	4,029	7,474
		$131,121	Facebook Inc (a)	117,540	22,732
Beverages - 2.05%			Palo Alto Networks Inc (a)	49,820	12,397
Keurig Dr Pepper Inc	257,674	7,490			$146,017
PepsiCo Inc	236,640	30,302	Machinery - Diversified - 0.94%
		$37,792	Deere & Co	104,708	17,343
Biotechnology - 0.34%			Media - 3.15%
Biogen Inc (a)	27,658	6,340	Comcast Corp - Class A	465,786	20,276
Chemicals - 2.62%			Nexstar Media Group Inc	129,623	15,172
Albemarle Corp	106,687	8,008	Walt Disney Co/The	165,267	22,637
DowDuPont Inc	334,897	12,877			$58,085
FMC Corp	235,730	18,637	Miscellaneous Manufacturers - 0.35%
HB Fuller Co	179,796	8,804	3M Co	34,006	6,445
		$48,326	Oil & Gas - 5.15%
Commercial Services - 1.94%			Chevron Corp	255,947	30,729
Aaron's Inc	434,090	24,175	EOG Resources Inc	54,547	5,239
PayPal Holdings Inc (a)	102,131	11,517	Royal Dutch Shell PLC - B shares ADR	569,825	36,976
		$35,692	Valero Energy Corp	242,282	21,965
Computers - 3.92%					$94,909
Apple Inc	360,317	72,305	Pharmaceuticals - 5.40%
Consumer Products - 1.00%			Bristol-Myers Squibb Co	301,047	13,977
Church & Dwight Co Inc	245,653	18,412	Johnson & Johnson	203,626	28,752
Distribution & Wholesale - 1.49%			Merck & Co Inc	408,270	32,135
KAR Auction Services Inc	487,013	27,507	Pfizer Inc	609,573	24,755
Diversified Financial Services - 5.02%					$99,619
Ameriprise Financial Inc	148,934	21,859	REITs - 3.46%
Charles Schwab Corp/The	282,856	12,949	Alexandria Real Estate Equities Inc	253,098	36,039
Discover Financial Services	434,460	35,404	American Tower Corp	47,146	9,207
Visa Inc	135,618	22,300	Simon Property Group Inc	106,961	18,579
		$92,512			$63,825
Electric - 3.16%			Retail - 3.11%
NextEra Energy Inc	166,465	32,368	Costco Wholesale Corp	82,066	20,150
Xcel Energy Inc	457,954	25,874	Home Depot Inc/The	102,022	20,782
		$58,242	Lululemon Athletica Inc (a)	51,799	9,135
Electronics - 1.01%			Starbucks Corp	93,056	7,228
Honeywell International Inc	107,404	18,649			$57,295
Environmental Control - 0.10%			Semiconductors - 3.75%
Waste Connections Inc	20,421	1,894	Broadcom Inc	64,832	20,642
			Lam Research Corp	90,340	18,739
Food - 1.55%			Microchip Technology Inc	186,060	18,586
McCormick & Co Inc/MD	101,104	15,567	NVIDIA Corp	19,364	3,505
Tyson Foods Inc	174,249	13,070	ON Semiconductor Corp (a)	332,092	7,658
		$28,637			$69,130
Hand & Machine Tools - 0.42%			Software - 7.63%
Snap-on Inc	45,978	7,737	Adobe Inc (a)	60,398	17,470
Healthcare - Products - 5.96%			Fair Isaac Corp (a)	55,995	15,665
Abbott Laboratories	187,407	14,910	Fidelity National Information Services Inc	132,181	15,324
Becton Dickinson and Co	84,298	20,294	Microsoft Corp	627,317	81,927
Edwards Lifesciences Corp (a)	67,937	11,962
Medtronic PLC	255,415	22,683

See accompanying notes.

     Schedule of Investments Principal Capital Appreciation Fund April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)
Software (continued)
ServiceNow Inc (a)	37,898	$10,290
		$140,676
Telecommunications - 4.97%
Arista Networks Inc (a)	27,640	8,632
Cisco Systems Inc	662,473	37,065
T-Mobile US Inc (a)	253,869	18,530
Verizon Communications Inc	478,667	27,375
		$91,602
Toys, Games & Hobbies - 1.26%
Hasbro Inc	228,526	23,278
Transportation - 1.27%
Expeditors International of Washington Inc	165,842	13,171
Union Pacific Corp	58,384	10,337
		$23,508
TOTAL COMMON STOCKS		$1,794,158
INVESTMENT COMPANIES - 2.58%	Shares Held Value (000's)
Money Market Funds - 2.58%
Principal Government Money Market Fund	47,624,944	47,625
2.38%(b),(c)
TOTAL INVESTMENT COMPANIES		$47,625
Total Investments		$1,841,783
Other Assets and Liabilities - 0.13%		2,364
TOTAL NET ASSETS - 100.00%		$1,844,147

(a)	Non-income producing security
(b)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment
Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(c)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Sector	Percent
Consumer, Non-cyclical	20.12%
Financial	18.67%
Communications	16.04%
Technology	15.30%
Consumer, Cyclical	9.87%
Industrial	6.36%
Energy	5.15%
Utilities	3.16%
Basic Materials	2.62%
Money Market Funds	2.58%
Other Assets and Liabilities	0.13%
TOTAL NET ASSETS	100.00%

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$45,435	$324,294	$322,104	$47,625
			$45,435	$324,294	$322,104	$47,625

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$425	$	— $		— $	—
	$425	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments
Real Estate Securities Fund
April 30, 2019 (unaudited)

COMMON STOCKS - 99.22%	Shares Held Value (000's)		(a) Non-income producing security
Lodging - 3.75%			(b)	Affiliated Security. Security is either an affiliate (and registered under the
Extended Stay America Inc	1,734,651 $	31,068	Investment Company Act of 1940) or an affiliate as defined by the Investment
Hilton Grand Vacations Inc (a)	1,271,049	40,724	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Hilton Worldwide Holdings Inc	1,091,541	94,953	shares of the security). Please see affiliated sub-schedule for transactional
		$166,745	information.
REITs - 93.26%			(c) Current yield shown is as of period end.
Alexandria Real Estate Equities Inc	1,393,714	198,451
American Homes 4 Rent	3,369,521	80,801	Portfolio Summary (unaudited)
American Tower Corp	178,263	34,814	Sector	Percent
Americold Realty Trust	1,241,864	39,752	Financial	93.26%
Apartment Investment & Management Co	2,800,963	138,255	Consumer, Cyclical	3.75%
AvalonBay Communities Inc	1,372,844	275,846	Technology	2.21%
Boston Properties Inc	1,036,813	142,686	Money Market Funds	0.75%
Corporate Office Properties Trust	1,141,096	31,814	Other Assets and Liabilities	0.03%
Crown Castle International Corp	329,416	41,434	TOTAL NET ASSETS	100.00%
CubeSmart	2,123,004	67,745
Duke Realty Corp	2,233,414	69,504
EPR Properties	1,207,063	95,189
Equinix Inc	565,824	257,280
Equity LifeStyle Properties Inc	626,303	73,090
Equity Residential	638,951	48,829
Essex Property Trust Inc	658,840	186,122
Extra Space Storage Inc	1,402,533	145,429
First Industrial Realty Trust Inc	1,086,235	38,311
HCP Inc	1,641,093	48,872
Healthcare Trust of America Inc	4,331,161	119,453
Hudson Pacific Properties Inc	1,544,782	53,851
Invitation Homes Inc	8,124,514	201,975
Kilroy Realty Corp	1,285,938	98,901
Physicians Realty Trust	2,018,954	36,463
Prologis Inc	4,582,297	351,325
Public Storage	334,505	73,986
Regency Centers Corp	2,124,256	142,686
Sabra Health Care REIT Inc	1,704,504	33,340
Saul Centers Inc	378,692	20,203
Simon Property Group Inc	1,178,570	204,718
Spirit Realty Capital Inc	1,637,667	66,260
STORE Capital Corp	3,959,719	131,938
Sun Communities Inc	1,038,385	127,804
Sunstone Hotel Investors Inc	4,938,032	71,108
Tanger Factory Outlet Centers Inc	1,121,902	20,262
Taubman Centers Inc	790,601	38,977
Terreno Realty Corp	989,628	44,187
VICI Properties Inc	2,563,810	58,455
Welltower Inc	2,887,246	215,186
Weyerhaeuser Co	1,000,845	26,823
		$4,152,125
Software - 2.21%
InterXion Holding NV (a)	1,421,020	98,320
TOTAL COMMON STOCKS		$4,417,190
INVESTMENT COMPANIES - 0.75%	Shares Held Value (000's)
Money Market Funds - 0.75%
Principal Government Money Market Fund	33,334,498	33,335
2.38%(b),(c)
TOTAL INVESTMENT COMPANIES		$33,335
Total Investments		$4,450,525
Other Assets and Liabilities - 0.03%		1,543
TOTAL NET ASSETS - 100.00%		$4,452,068

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$49,809	$639,456	$655,930	$33,335
			$49,809	$639,456	$655,930	$33,335

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$519	$	— $		— $	—
	$519	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 1.88%	Shares Held Value (000's)			Principal
Money Market Funds - 1.88%			BONDS (continued)	Amount (000’s) Value (000’s)
Principal Government Money Market Fund	90,633,843	$90,634	Automobile Asset Backed Securities (continued)
2.38%(a),(b)			CPS Auto Receivables Trust 2018-B
TOTAL INVESTMENT COMPANIES		$90,634	2.72%, 09/15/2021(c)	$5,513	$5,510
	Principal		CPS Auto Receivables Trust 2018-D
BONDS - 96.51%	Amount (000's) Value (000's)		3.06%, 01/18/2022(c)	16,040	16,062
Aerospace & Defense - 1.08%			CPS Auto Receivables Trust 2019-A
General Dynamics Corp			3.18%, 06/15/2022(c)	7,749	7,766
2.88%, 05/11/2020	$6,800	$6,823	CPS Auto Receivables Trust 2019-B
3.00%, 05/11/2021	9,750	9,836	2.89%, 05/16/2022(c)	9,750	9,751
Northrop Grumman Corp			CPS Auto Trust
2.08%, 10/15/2020	4,850	4,809	2.87%, 09/15/2021(c)	7,030	7,030
Rockwell Collins Inc			Ford Credit Auto Owner Trust 2015-REV2
1.95%, 07/15/2019	5,000	4,992	2.44%, 01/15/2027(c)	12,327	12,286
3.20%, 03/15/2024	6,750	6,755	Ford Credit Auto Owner Trust 2016-REV2
United Technologies Corp			2.03%, 12/15/2027(c)	14,000	13,816
1.50%, 11/01/2019	9,600	9,544	Ford Credit Auto Owner Trust 2017-REV1
1.90%, 05/04/2020	9,400	9,321	2.62%, 08/15/2028(c)	11,500	11,486
		$52,080	Ford Credit Auto Owner Trust 2019-REV1
Airlines - 0.56%			3.52%, 07/15/2030(c)	11,700	11,902
American Airlines 2013-2 Class A Pass Through			Ford Credit Auto Owner Trust/Ford Credit
Trust			3.47%, 01/15/2030(c)	14,600	14,878
4.95%, 07/15/2024	10,041	10,408	Ford Credit Auto Owner Trust/Ford Credit
Continental Airlines 2009-2 Class A Pass Through			2014-REV1
Trust			2.26%, 11/15/2025(c)	11,327	11,324
7.25%, 05/10/2021	5,885	5,997	OneMain Direct Auto Receivables Trust 2017-2
Delta Air Lines 2009-1 Class A Pass Through			2.31%, 12/14/2021(c)	14,157	14,116
Trust			OneMain Direct Auto Receivables Trust 2018-1
7.75%, 06/17/2021	6,866	7,038	3.43%, 12/16/2024(c)	16,000	16,156
Delta Air Lines 2012-1 Class A Pass Through			OneMain Direct Auto Receivables Trust 2019-1
Trust			3.63%, 09/14/2027(c)	16,750	16,934
4.75%, 11/07/2021	3,478	3,529	Santander Drive Auto Receivables Trust 2015-2
		$26,972	3.02%, 04/15/2021	5,854	5,858
Automobile Asset Backed Securities - 8.67%			Santander Drive Auto Receivables Trust 2018-2
AmeriCredit Automobile Receivables 2015-4			2.58%, 10/15/2020	1,943	1,943
3.72%, 12/08/2021	6,390	6,440	Santander Drive Auto Receivables Trust 2018-3
AmeriCredit Automobile Receivables Trust			2.78%, 03/15/2021	4,689	4,688
2015-2			Santander Drive Auto Receivables Trust 2018-4
3.00%, 06/08/2021	3,000	3,003	2.73%, 04/15/2021	3,140	3,138
AmeriCredit Automobile Receivables Trust			3.01%, 03/15/2022	7,800	7,812
2015-3			Santander Drive Auto Receivables Trust 2018-5
2.73%, 03/08/2021	5,879	5,878	2.97%, 07/15/2021	14,864	14,873
AmeriCredit Automobile Receivables Trust			Santander Drive Auto Receivables Trust 2019-1
2017-4			2.91%, 01/18/2022	7,300	7,308
1.83%, 05/18/2021	2,801	2,797	TCF Auto Receivables Owner Trust 2016-PT1
Americredit Automobile Receivables Trust 2018-1			1.93%, 06/15/2022(c)	6,517	6,473
3.07%, 12/19/2022	9,750	9,801	Westlake Automobile Receivables Trust 2017-1
Americredit Automobile Receivables Trust 2018-2			2.30%, 10/17/2022(c)	300	300
3.15%, 03/20/2023	6,800	6,857	Westlake Automobile Receivables Trust 2017-2
Americredit Automobile Receivables Trust 2018-3			1.80%, 07/15/2020(c)	318	318
3.11%, 01/18/2022	14,239	14,267	Westlake Automobile Receivables Trust 2018-1
Americredit Automobile Receivables Trust 2019-1			2.24%, 12/15/2020(c)	5,176	5,172
2.93%, 06/20/2022	11,700	11,719	Westlake Automobile Receivables Trust 2018-2
2.97%, 11/20/2023	7,300	7,349	2.84%, 09/15/2021(c)	5,612	5,615
Bank of The West Auto Trust 2017-1			3.20%, 01/16/2024(c)	7,800	7,827
1.78%, 02/15/2021(c)	1,447	1,445	Westlake Automobile Receivables Trust 2018-3
Bank of The West Auto Trust 2018-1			2.98%, 01/18/2022(c)	10,949	10,966
3.09%, 04/15/2021(c)	16,600	16,628	3.32%, 10/16/2023(c)	10,700	10,739
Capital Auto Receivables Asset Trust 2018-1			Westlake Automobile Receivables Trust 2019-1
2.54%, 10/20/2020(c)	5,641	5,639	3.51%, 05/16/2022(c)	10,700	10,723
Capital Auto Receivables Asset Trust 2018-2			3.81%, 10/17/2022(c)	13,150	13,203
3.02%, 02/22/2021(c)	12,500	12,519	World Omni Select Auto Trust 2018-1
3.27%, 06/20/2023(c)	9,750	9,797	3.24%, 04/15/2022(c)	12,350	12,385
CPS Auto Receivables Trust 2014-C					$417,613
3.77%, 08/17/2020(c)	1,780	1,783	Automobile Floor Plan Asset Backed Securities - 1.85%
CPS Auto Receivables Trust 2017-D			Ally Master Owner Trust
1.87%, 03/15/2021(c)	727	727	2.70%, 01/17/2023	14,250	14,248
CPS Auto Receivables Trust 2018-A			3.29%, 05/15/2023	19,500	19,741
2.16%, 05/17/2021(c)	2,609	2,606

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Automobile Floor Plan Asset Backed Securities (continued)			Banks (continued)
BMW Floorplan Master Owner Trust			Citigroup Inc (continued)
2.79%, 05/15/2023(c)	$4,500	$4,500	4.00%, 08/05/2024	$10,750	$11,094
1.00 x 1 Month USD LIBOR + 0.32%			4.04%, 06/01/2024(d)	4,750	4,903
Ford Credit Floorplan Master Owner Trust A			3 Month USD LIBOR + 1.02%
2.87%, 10/15/2023	8,750	8,749	4.06%, 09/01/2023	10,000	10,201
1.00 x 1 Month USD LIBOR + 0.40%			3 Month USD LIBOR + 1.43%
2.93%, 11/15/2021	6,700	6,710	Credit Suisse Group AG
1.00 x 1 Month USD LIBOR + 0.46%			4.21%, 06/12/2024(c),(d)	17,900	18,437
Navistar Financial Dealer Note Master Owner			3 Month USD LIBOR + 1.24%
Trust II			Fifth Third Bancorp
3.11%, 09/25/2023(c)	11,500	11,524	2.60%, 06/15/2022	13,400	13,315
1.00 x 1 Month USD LIBOR + 0.63%			3.65%, 01/25/2024	9,800	10,076
Volvo Financial Equipment Master Owner Trust			4.30%, 01/16/2024	15,700	16,500
2.97%, 11/15/2022(c)	8,750	8,773	Fifth Third Bank/Cincinnati OH
1.00 x 1 Month USD LIBOR + 0.50%			1.63%, 09/27/2019	4,750	4,730
2.99%, 07/17/2023(c)	14,600	14,652	2.25%, 06/14/2021	7,700	7,628
1.00 x 1 Month USD LIBOR + 0.52%			Goldman Sachs Group Inc/The
		$88,897	2.30%, 12/13/2019	9,600	9,573
Automobile Manufacturers - 1.24%			2.60%, 04/23/2020	9,600	9,580
Daimler Finance North America LLC			3.00%, 04/26/2022	24,050	24,066
1.75%, 10/30/2019(c)	6,650	6,615	3.20%, 02/23/2023	10,000	10,006
Ford Motor Credit Co LLC			3.70%, 04/26/2022	10,450	10,545
2.02%, 05/03/2019	9,600	9,600	3 Month USD LIBOR + 1.11%
3.87%, 03/28/2022	5,000	4,924	3.75%, 04/23/2020	9,600	9,678
3 Month USD LIBOR + 1.27%			3 Month USD LIBOR + 1.16%
General Motors Financial Co Inc			4.42%, 02/25/2021	9,600	9,827
3.44%, 04/09/2021	9,700	9,687	3 Month USD LIBOR + 1.77%
3 Month USD LIBOR + 0.85%			HSBC Holdings PLC
PACCAR Financial Corp			3.95%, 05/18/2024(d)	9,750	10,016
2.20%, 09/15/2019	9,327	9,305	3 Month USD LIBOR + 0.99%
3.10%, 05/10/2021	9,750	9,819	ING Groep NV
Toyota Motor Credit Corp			3.15%, 03/29/2022	6,800	6,828
2.60%, 01/11/2022	9,600	9,594	3.75%, 03/29/2022	9,750	9,879
		$59,544	3 Month USD LIBOR + 1.15%
Banks - 18.98%			JPMorgan Chase & Co
Bank of America Corp			2.30%, 08/15/2021	9,500	9,416
2.50%, 10/21/2022	12,000	11,836	3.48%, 04/25/2023	38,500	38,711
2.63%, 10/19/2020	15,750	15,760	3 Month USD LIBOR + 0.90%
3.00%, 12/20/2023(d)	10,347	10,305	3.81%, 10/24/2023	15,000	15,220
3 Month USD LIBOR + 0.79%			3 Month USD LIBOR + 1.23%
3.75%, 01/20/2023	28,400	28,777	3.88%, 09/10/2024	5,249	5,402
3 Month USD LIBOR + 1.16%			4.25%, 10/15/2020	22,250	22,752
4.20%, 08/26/2024	24,500	25,420	KeyBank NA/Cleveland OH
Bank of New York Mellon Corp/The			2.40%, 06/09/2022	9,600	9,527
2.20%, 05/15/2019	11,327	11,326	3.30%, 02/01/2022	4,750	4,822
2.50%, 04/15/2021	5,700	5,685	KeyCorp
3.63%, 10/30/2023	24,500	24,880	5.10%, 03/24/2021	20,000	20,858
3 Month USD LIBOR + 1.05%			Morgan Stanley
BB&T Corp			3.25%, 02/10/2021	8,200	8,211
2.05%, 05/10/2021	9,500	9,363	3 Month USD LIBOR + 0.55%
3.24%, 04/01/2022	4,900	4,916	3.98%, 10/24/2023	38,600	39,372
3 Month USD LIBOR + 0.65%			3 Month USD LIBOR + 1.40%
BNP Paribas SA			3.99%, 04/21/2021	20,700	21,071
3.50%, 03/01/2023(c)	9,750	9,838	3 Month USD LIBOR + 1.40%
Branch Banking & Trust Co			4.10%, 05/22/2023	10,200	10,547
2.10%, 01/15/2020	14,400	14,341	5.50%, 07/24/2020	9,500	9,796
2.63%, 01/15/2022	14,400	14,407	PNC Bank NA
Capital One NA			2.00%, 05/19/2020	9,250	9,190
1.85%, 09/13/2019	9,500	9,469	2.70%, 11/01/2022	10,965	10,917
3.37%, 09/13/2019	9,500	9,515	3.04%, 05/19/2020	6,000	6,014
3 Month USD LIBOR + 0.77%			3 Month USD LIBOR + 0.36%
3.73%, 01/30/2023	14,400	14,535	3.08%, 07/27/2022	9,600	9,619
3 Month USD LIBOR + 1.15%			3 Month USD LIBOR + 0.50%
Citigroup Inc			PNC Financial Services Group Inc/The
2.70%, 03/30/2021	14,100	14,081	3.90%, 04/29/2024	9,850	10,237
3.50%, 05/15/2023	9,750	9,861	Royal Bank of Scotland Group PLC
3.54%, 04/25/2022	19,800	20,015	4.27%, 03/22/2025(d)	9,750	9,940
3 Month USD LIBOR + 0.96%			3 Month USD LIBOR + 1.76%

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Chemicals (continued)
State Street Corp			Westlake Chemical Corp
3.10%, 05/15/2023	$24,100	$24,322	3.60%, 07/15/2022	$4,100	$4,135
SunTrust Bank/Atlanta GA					$47,545
2.25%, 01/31/2020	9,600	9,565	Commercial Mortgage Backed Securities - 0.83%
2.45%, 08/01/2022	14,400	14,235	Ginnie Mae
3.33%, 08/02/2022	9,750	9,742	0.49%, 09/16/2055(f),(g)	23,181	709
3 Month USD LIBOR + 0.59%			0.70%, 01/16/2054(f),(g)	40,205	1,304
SunTrust Banks Inc			0.72%, 10/16/2054(f),(g)	45,187	1,412
2.90%, 03/03/2021	12,500	12,536	0.81%, 02/16/2048(f),(g)	28,842	1,111
UBS AG/London			0.84%, 02/16/2055(f),(g)	66,883	2,129
2.20%, 06/08/2020(c)	11,500	11,432	0.87%, 01/16/2055(f),(g)	97,558	3,826
UBS Group Funding Switzerland AG			1.05%, 06/16/2045(f),(g)	65,701	3,570
3.49%, 05/23/2023(c)	11,450	11,520	1.13%, 08/16/2042(f),(g)	38,729	1,741
US Bancorp			1.24%, 02/16/2046(f),(g)	58,438	2,645
3.22%, 01/24/2022	5,751	5,793	1.25%, 10/16/2051(f),(g)	3,303	231
3 Month USD LIBOR + 0.64%			1.37%, 12/16/2036(f),(g)	52,214	2,692
3.60%, 09/11/2024	14,400	14,870	GS Mortgage Securities Trust 2017-GS6
US Bank NA/Cincinnati OH			1.95%, 05/10/2050	11,093	10,949
2.00%, 01/24/2020	9,600	9,559	JPMDB Commercial Mortgage Securities Trust
2.05%, 10/23/2020	9,700	9,627	2016-C4
Wells Fargo & Co			1.54%, 12/15/2049	7,865	7,735
2.60%, 07/22/2020	5,000	4,989			$40,054
3.07%, 01/24/2023	19,000	19,036	Computers - 0.49%
Wells Fargo Bank NA			Apple Inc
3.09%, 07/23/2021	14,500	14,532	1.90%, 02/07/2020	4,800	4,776
3 Month USD LIBOR + 0.50%			2.50%, 02/09/2022	9,600	9,583
		$914,592	International Business Machines Corp
Beverages - 0.95%			2.25%, 02/19/2021	9,500	9,430
Anheuser-Busch InBev Worldwide Inc					$23,789
4.15%, 01/23/2025	19,250	20,104	Consumer Products - 0.20%
Keurig Dr Pepper Inc			Reckitt Benckiser Treasury Services PLC
3.55%, 05/25/2021(c)	9,750	9,861	3.16%, 06/24/2022(c)	9,600	9,539
PepsiCo Inc			3 Month USD LIBOR + 0.56%
1.35%, 10/04/2019	6,400	6,367	Credit Card Asset Backed Securities - 0.36%
2.15%, 10/14/2020	9,500	9,452	Capital One Multi-Asset Execution Trust
		$45,784	2.84%, 12/15/2024	9,500	9,580
Biotechnology - 1.46%			2.98%, 09/16/2024	7,700	7,754
Amgen Inc			1.00 x 1 Month USD LIBOR + 0.51%
2.20%, 05/22/2019	9,327	9,325			$17,334
2.20%, 05/11/2020	4,800	4,780	Diversified Financial Services - 0.92%
2.65%, 05/11/2022	9,600	9,551	American Express Co
Biogen Inc			3.00%, 02/22/2021	9,750	9,789
2.90%, 09/15/2020	14,000	13,995	3.70%, 11/05/2021	6,850	6,996
Celgene Corp			Capital One Financial Corp
3.25%, 08/15/2022	9,750	9,829	3.90%, 01/29/2024	4,900	5,033
3.63%, 05/15/2024	8,100	8,233	GE Capital International Funding Co Unlimited
Gilead Sciences Inc			Co
1.85%, 09/20/2019	14,700	14,652	2.34%, 11/15/2020	12,850	12,711
		$70,365	GTP Acquisition Partners I LLC
Building Materials - 0.24%			2.35%, 06/15/2045(c)	10,100	9,994
Martin Marietta Materials Inc					$44,523
3.13%, 12/20/2019	11,700	11,705	Electric - 4.55%
3 Month USD LIBOR + 0.50%			Alabama Power Co
Chemicals - 0.99%			2.45%, 03/30/2022	14,250	14,168
Air Liquide Finance SA			Alliant Energy Finance LLC
1.75%, 09/27/2021(c)	6,750	6,600	3.75%, 06/15/2023(c)	7,510	7,670
Celanese US Holdings LLC			Black Hills Corp
3.50%, 05/08/2024(e)	9,800	9,836	4.25%, 11/30/2023	17,500	18,142
Chevron Phillips Chemical Co LLC / Chevron			5.88%, 07/15/2020	1,260	1,302
Phillips Chemical Co LP			CenterPoint Energy Inc
2.45%, 05/01/2020(c)	4,832	4,819	3.60%, 11/01/2021	14,700	14,975
3.30%, 05/01/2023(c)	7,300	7,390	Dominion Energy Inc
DowDuPont Inc			2.58%, 07/01/2020	7,800	7,767
3.79%, 11/15/2023	9,750	9,835	2.96%, 07/01/2019(g)	15,100	15,100
3 Month USD LIBOR + 1.11%
International Flavors & Fragrances Inc
3.40%, 09/25/2020	4,900	4,930

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Electric (continued)			Food (continued)
Duke Energy Florida LLC			Mondelez International Holdings Netherlands BV
1.85%, 01/15/2020	$9,600	$9,539	1.63%, 10/28/2019(c)	$10,750	$10,689
2.10%, 12/15/2019	750	748	3.19%, 10/28/2019(c)	9,500	9,517
3.10%, 08/15/2021	5,750	5,792	3 Month USD LIBOR + 0.61%
Emera US Finance LP			Tyson Foods Inc
2.70%, 06/15/2021	6,700	6,656	2.25%, 08/23/2021	3,850	3,808
Exelon Corp			3.08%, 05/30/2019	6,750	6,751
3.50%, 06/01/2022	22,500	22,816	3 Month USD LIBOR + 0.45%
Fortis Inc/Canada			3.09%, 08/21/2020	4,800	4,795
2.10%, 10/04/2021	16,365	16,076	3 Month USD LIBOR + 0.45%
Indiantown Cogeneration LP					$64,894
9.77%, 12/15/2020	3,658	3,786	Gas - 0.08%
LG&E & KU Energy LLC			NiSource Inc
4.38%, 10/01/2021	15,000	15,426	2.65%, 11/17/2022	4,000	3,947
NextEra Energy Capital Holdings Inc			Healthcare - Services - 0.43%
2.90%, 04/01/2022	6,850	6,880	Humana Inc
3.15%, 04/01/2024	5,600	5,621	2.50%, 12/15/2020	4,900	4,868
San Diego Gas & Electric Co			Roche Holdings Inc
1.91%, 02/01/2022	3,128	3,068	2.94%, 09/30/2019(c)	9,327	9,338
Sempra Energy			3 Month USD LIBOR + 0.34%
2.40%, 02/01/2020	9,750	9,722	UnitedHealth Group Inc
3.10%, 01/15/2021	14,500	14,435	1.95%, 10/15/2020	6,750	6,687
3 Month USD LIBOR + 0.50%					$20,893
Southern California Edison Co			Home Equity Asset Backed Securities - 0.00%
1.85%, 02/01/2022	5,017	4,862	RASC Series 2005-AHL2 Trust
WEC Energy Group Inc			2.83%, 10/25/2035	96	96
3.38%, 06/15/2021	14,600	14,776	1.00 x 1 Month USD LIBOR + 0.35%
		$219,327
Electronics - 0.36%			Housewares - 0.12%
			Newell Brands Inc
Fortive Corp			3.85%, 04/01/2023	5,800	5,766
1.80%, 06/15/2019	1,121	1,119
2.35%, 06/15/2021	6,700	6,631	Insurance - 3.49%
Honeywell International Inc			Allstate Corp/The
1.85%, 11/01/2021	9,600	9,457	3.23%, 03/29/2023	12,500	12,445
		$17,207	3 Month USD LIBOR + 0.63%
			Berkshire Hathaway Finance Corp
Finance - Mortgage Loan/Banker - 12.94%			2.90%, 01/10/2020	14,500	14,528
Fannie Mae			3 Month USD LIBOR + 0.32%
1.38%, 02/26/2021	25,000	24,582	Berkshire Hathaway Inc
1.38%, 10/07/2021	22,350	21,845	2.75%, 03/15/2023	5,500	5,515
1.50%, 06/22/2020	15,000	14,847	Five Corners Funding Trust
1.50%, 11/30/2020	25,000	24,677	4.42%, 11/15/2023(c)	24,250	25,585
1.63%, 01/21/2020	20,000	19,885	MassMutual Global Funding II
1.88%, 12/28/2020	25,000	24,821	1.55%, 10/11/2019(c)	9,650	9,605
1.88%, 04/05/2022	30,000	29,631	2.00%, 04/15/2021(c)	13,638	13,475
2.00%, 01/05/2022	19,000	18,863	Metropolitan Life Global Funding I
2.00%, 10/05/2022	14,550	14,412	1.95%, 09/15/2021(c)	15,000	14,719
2.38%, 01/19/2023	34,300	34,398	3.00%, 06/12/2020(c)	6,750	6,769
2.50%, 02/05/2024	48,750	49,083	3 Month USD LIBOR + 0.40%
2.63%, 09/06/2024	63,450	64,299	3.05%, 09/07/2020(c)	9,750	9,746
2.75%, 06/22/2021	26,025	26,265	United States Secured Overnight Financing
2.88%, 10/30/2020	27,200	27,417	Rate + 0.57%
2.88%, 09/12/2023	73,150	74,817	New York Life Global Funding
Federal Home Loan Banks			1.95%, 02/11/2020(c)	9,600	9,549
2.63%, 10/01/2020	25,000	25,097	2.00%, 04/13/2021(c)	9,600	9,489
Freddie Mac			2.15%, 06/18/2019(c)	12,626	12,619
2.38%, 02/16/2021	29,500	29,516	3.12%, 06/10/2022(c)	24,000	24,072
2.38%, 01/13/2022	24,000	24,050	3 Month USD LIBOR + 0.52%
2.75%, 06/19/2023	73,900	75,145			$168,116
		$623,650
Food - 1.35%			Internet - 0.19%
			Amazon.com Inc
Conagra Brands Inc			2.60%, 12/05/2019	9,327	9,326
3.34%, 10/22/2020	9,750	9,753
3 Month USD LIBOR + 0.75%			Machinery - Construction & Mining - 0.20%
3.80%, 10/22/2021	4,900	4,996	Caterpillar Financial Services Corp
Kraft Heinz Foods Co			2.55%, 11/29/2022	9,700	9,654
3.27%, 02/10/2021	9,600	9,598
3 Month USD LIBOR + 0.57%
4.00%, 06/15/2023	4,850	4,987

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Machinery - Diversified - 0.25%			Mortgage Backed Securities (continued)
John Deere Capital Corp			JP Morgan Mortgage Trust 2019-2
2.05%, 03/10/2020	$4,650	$4,627	4.00%, 08/25/2049(c),(g)	$9,291	$9,430
2.65%, 01/06/2022	7,212	7,226	MASTR Asset Securitization Trust 2004-11
		$11,853	5.00%, 12/25/2019	2	2
Media - 0.40%			MASTR Asset Securitization Trust 2004-9
Comcast Corp			5.00%, 09/25/2019	4	4
3.30%, 10/01/2020	9,750	9,825	Metlife Securitization Trust 2019-1
TWDC Enterprises 18 Corp			3.75%, 04/25/2058(c),(g),(h)	7,200	7,331
1.95%, 03/04/2020	9,500	9,445	PHH Mortgage Trust Series 2008-CIM1
		$19,270	5.22%, 06/25/2038	1,286	1,261
Mining - 0.22%			1.00 x 1 Month USD LIBOR + 2.25%
Glencore Finance Canada Ltd			Prime Mortgage Trust 2005-2
4.25%, 10/25/2022(c)	2,000	2,064	5.25%, 07/25/2020	212	212
Glencore Funding LLC			Provident Funding Mortgage Loan Trust 2005-1
4.13%, 05/30/2023(c)	8,300	8,479	3.06%, 05/25/2035	1,389	1,386
		$10,543	1.00 x 1 Month USD LIBOR + 0.58%
Miscellaneous Manufacturers - 0.58%			PSMC 2018-1 Trust
General Electric Co			3.50%, 02/25/2048(c),(g)	20,366	20,387
5.50%, 01/08/2020	3,850	3,917	PSMC 2018-2 Trust
Ingersoll-Rand Global Holding Co Ltd			3.50%, 06/25/2048(c),(g)	18,229	18,320
2.90%, 02/21/2021	14,500	14,516	PSMC 2018-3 Trust
Siemens Financieringsmaatschappij NV			4.00%, 08/25/2048(c),(g)	18,567	18,824
2.20%, 03/16/2020(c)	9,650	9,613	PSMC 2018-4 Trust
		$28,046	4.00%, 11/25/2048(c),(g)	19,313	19,571
			RALI Series 2003-QS23 Trust
Mortgage Backed Securities - 7.66%			5.00%, 12/26/2018	12	12
Alternative Loan Trust 2004-J8			RBSSP Resecuritization Trust 2009-7
6.00%, 02/25/2017	45	47	2.89%, 06/26/2037(c)	305	303
Banc of America Funding 2004-1 Trust			1.00 x 1 Month USD LIBOR + 0.40%
5.25%, 02/25/2019	15	16	Sequoia Mortgage Trust 2013-4
Banc of America Funding 2004-3 Trust			1.55%, 04/25/2043(g)	7,209	6,728
4.75%, 09/25/2019	1	1	Sequoia Mortgage Trust 2013-8
CHL Mortgage Pass-Through Trust 2003-46			2.25%, 06/25/2043(g)	4,105	4,040
4.29%, 01/19/2034(g)	473	476	Sequoia Mortgage Trust 2017-1
CHL Mortgage Pass-Through Trust 2004-J7			3.50%, 02/25/2047(c),(g)	11,177	11,247
5.00%, 09/25/2019	7	7	Sequoia Mortgage Trust 2017-2
Credit Suisse First Boston Mortgage Securities			3.50%, 02/25/2047(c),(g)	5,248	5,281
Corp			Sequoia Mortgage Trust 2017-3
5.00%, 09/25/2019	5	5	3.50%, 04/25/2047(c),(g)	9,738	9,799
CSFB Mortgage-Backed Pass-Through			Sequoia Mortgage Trust 2018-3
Certificates Series 2004-AR4			3.50%, 03/25/2048(c),(g)	10,326	10,334
3.44%, 05/25/2034	115	115	Sequoia Mortgage Trust 2018-5
1.00 x 1 Month USD LIBOR + 0.96%			3.50%, 05/25/2048(c),(g)	13,805	13,834
CSFB Mortgage-Backed Trust Series 2004-7			Sequoia Mortgage Trust 2018-6
5.00%, 10/25/2019	21	21	4.00%, 07/25/2048(c),(g)	7,776	7,893
CSMC 2017-HL1 Trust			Sequoia Mortgage Trust 2018-7
3.50%, 06/25/2047(c),(g)	17,027	17,017	4.00%, 09/25/2048(c),(g)	8,626	8,785
CSMC 2017-HL2 Trust			Sequoia Mortgage Trust 2018-8
3.50%, 10/25/2047(c),(g)	15,614	15,639	4.00%, 11/25/2048(c),(g)	19,197	19,477
JP Morgan Mortgage Trust 2004-A3			Sequoia Mortgage Trust 2018-CH3
4.54%, 07/25/2034(g)	629	633	4.00%, 08/25/2048(c),(g)	6,963	7,056
JP Morgan Mortgage Trust 2004-S1			Sequoia Mortgage Trust 2019-1
5.00%, 09/25/2034	236	235	4.00%, 02/25/2049(c),(g)	5,901	5,964
JP Morgan Mortgage Trust 2016-4			Wells Fargo Mortgage Backed Securities 2018-1
3.50%, 10/25/2046(c),(g)	12,026	12,079	3.50%, 07/25/2047(c),(g)	16,786	16,882
JP Morgan Mortgage Trust 2017-2			Wells Fargo Mortgage Backed Securities 2019-1
3.50%, 05/25/2047(c),(g)	10,427	10,460	Trust
JP Morgan Mortgage Trust 2017-4			4.00%, 11/25/2048(c),(g)	6,784	6,890
3.50%, 11/25/2048(c),(g)	15,086	15,157	4.00%, 11/25/2048(c),(g)	11,537	11,715
JP Morgan Mortgage Trust 2017-6					$369,179
3.50%, 12/25/2048(c),(g)	11,248	11,284
JP Morgan Mortgage Trust 2018-3			Oil & Gas - 1.05%
3.50%, 09/25/2048(c),(g)	13,006	13,031	Chevron Corp
JP Morgan Mortgage Trust 2018-4			2.90%, 03/03/2024	4,750	4,782
3.50%, 10/25/2048(c),(g)	10,390	10,410	Cimarex Energy Co
JP Morgan Mortgage Trust 2018-6			4.38%, 06/01/2024	12,500	12,993
3.50%, 12/25/2048(c),(g)	12,269	12,299	Phillips 66
JP Morgan Mortgage Trust 2018-9			3.35%, 04/15/2020(c)	9,700	9,702
4.00%, 02/25/2049(c),(g)	7,172	7,279	3 Month USD LIBOR + 0.75%

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
Oil & Gas (continued)			Other Asset Backed Securities (continued)
Shell International Finance BV			Volvo Financial Equipment LLC Series 2018-1
2.13%, 05/11/2020	$11,495	$11,439	2.26%, 09/15/2020(c)	$4,752	$4,746
2.38%, 08/21/2022	11,700	11,606	2.76%, 10/17/2022(c)	4,900	4,913
		$50,522	Volvo Financial Equipment LLC Series 2019-1
Oil & Gas Services - 0.20%			3.00%, 03/15/2023(c)	12,900	12,980
Baker Hughes a GE Co LLC / Baker Hughes Co-			VSE 2018-A Voi Mortgage LLC
Obligor Inc			3.56%, 02/20/2036(c)	9,793	9,957
2.77%, 12/15/2022	9,750	9,715			$358,329
Other Asset Backed Securities - 7.44%			Packaging & Containers - 0.14%
CCG Receivables Trust			Packaging Corp of America
2.80%, 09/14/2026(c)	15,500	15,509	2.45%, 12/15/2020	6,800	6,746
CCG Receivables Trust 2018-1			Pharmaceuticals - 1.52%
2.50%, 06/16/2025(c)	3,553	3,546	AbbVie Inc
CCG Receivables Trust 2018-2			2.30%, 05/14/2021	4,800	4,753
3.09%, 12/15/2025(c)	19,500	19,556	2.50%, 05/14/2020	8,414	8,387
Daimler Trucks Retail Trust 2019-1			Bayer US Finance II LLC
2.77%, 04/15/2021(c)	17,250	17,254	3.50%, 06/25/2021(c)	4,750	4,774
Drug Royalty II LP 2			3.62%, 12/15/2023(c)	4,750	4,682
3.48%, 07/15/2023(c)	1,407	1,404	3 Month USD LIBOR + 1.01%
Drug Royalty III LP 1			3.88%, 12/15/2023(c)	5,800	5,850
3.60%, 04/15/2027(c)	2,587	2,574	Cigna Corp
3.98%, 04/15/2027(c)	2,095	2,098	3.26%, 09/17/2021(c)	14,500	14,504
4.27%, 10/15/2031(c)	3,861	3,917	3 Month USD LIBOR + 0.65%
4.39%, 10/15/2031(c)	3,179	3,180	CVS Health Corp
1.00 x 3 Month USD LIBOR + 1.60%			3.13%, 03/09/2020	9,800	9,822
5.29%, 04/15/2027(c)	2,587	2,609	Mead Johnson Nutrition Co
1.00 x 3 Month USD LIBOR + 2.50%			3.00%, 11/15/2020	4,750	4,763
MMAF Equipment Finance LLC 2018-A			Merck & Co Inc
2.92%, 07/12/2021(c)	7,702	7,707	2.90%, 03/07/2024	5,800	5,873
MMAF Equipment Finance LLC 2019-A			Pfizer Inc
2.84%, 01/10/2022(c)	12,000	12,027	2.80%, 03/11/2022	9,750	9,820
MVW Owner Trust 2015-1					$73,228
2.52%, 12/20/2032(c)	6,354	6,303	Pipelines - 2.38%
MVW Owner Trust 2016-1			Buckeye Partners LP
2.25%, 12/20/2033(c)	4,098	4,030	4.15%, 07/01/2023	11,300	11,532
MVW Owner Trust 2018-1			Columbia Pipeline Group Inc
3.45%, 01/21/2036(c)	12,589	12,789	3.30%, 06/01/2020	8,528	8,565
PFS Financing Corp			Enterprise Products Operating LLC
1.87%, 10/15/2021(c)	5,500	5,475	3.50%, 02/01/2022	19,500	19,809
2.40%, 10/17/2022(c)	11,700	11,633	Florida Gas Transmission Co LLC
2.86%, 04/15/2024(c)	9,750	9,750	3.88%, 07/15/2022(c)	12,550	12,844
2.94%, 10/15/2021(c)	6,800	6,794	7.90%, 05/15/2019(c)	10,271	10,290
1.00 x 1 Month USD LIBOR + 0.47%			Kinder Morgan Inc/DE
3.07%, 07/15/2022(c)	19,250	19,295	3.88%, 01/15/2023	14,500	14,573
1.00 x 1 Month USD LIBOR + 0.60%			3 Month USD LIBOR + 1.28%
3.19%, 04/17/2023(c)	8,750	8,805	ONEOK Partners LP
3.52%, 10/15/2023(c)	6,750	6,861	5.00%, 09/15/2023	13,600	14,429
Trafigura Securitisation Finance PLC 2017-1			Southeast Supply Header LLC
3.32%, 12/15/2020(c)	17,500	17,481	4.25%, 06/15/2024(c)	3,100	3,120
1.00 x 1 Month USD LIBOR + 0.85%			TransCanada PipeLines Ltd
Trafigura Securitisation Finance PLC 2018-1			4.89%, 05/15/2067	23,657	19,635
3.73%, 03/15/2022(c)	22,000	22,206	3 Month USD LIBOR + 2.21%
Verizon Owner Trust 2016-1					$114,797
1.42%, 01/20/2021(c)	1,668	1,663	REITs - 1.77%
Verizon Owner Trust 2016-2			Alexandria Real Estate Equities Inc
1.68%, 05/20/2021(c)	14,953	14,909	2.75%, 01/15/2020	11,990	11,975
Verizon Owner Trust 2017-1			3.90%, 06/15/2023	9,750	10,084
2.06%, 09/20/2021(c)	8,488	8,470	CubeSmart LP
Verizon Owner Trust 2017-2			4.38%, 12/15/2023	4,000	4,164
1.92%, 12/20/2021(c)	15,000	14,933	Digital Realty Trust LP
Verizon Owner Trust 2017-3			3.40%, 10/01/2020	6,700	6,750
2.06%, 04/20/2022(c)	13,200	13,129	Healthcare Realty Trust Inc
Verizon Owner Trust 2018-1			3.75%, 04/15/2023	12,000	12,093
2.82%, 09/20/2022(c)	15,500	15,545	Hospitality Properties Trust
Verizon Owner Trust 2018-A			4.50%, 06/15/2023	4,800	4,884
3.23%, 04/20/2023	20,400	20,661	Omega Healthcare Investors Inc
Verizon Owner Trust 2019-A			4.95%, 04/01/2024	4,750	4,937
2.93%, 09/20/2023	13,500	13,620

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2019 (unaudited)

	Principal			Principal
BONDS (continued)	Amount (000’s) Value (000’s)		BONDS (continued)	Amount (000’s) Value (000’s)
REITs (continued)			Student Loan Asset Backed Securities (continued)
SBA Tower Trust			Navient Private Education Loan Trust 2017-A
2.88%, 07/15/2046(c)	$9,600	$9,547	2.87%, 12/16/2058(c)	$2,842	$2,844
3.17%, 04/09/2047(c)	9,600	9,603	1.00 x 1 Month USD LIBOR + 0.40%
Welltower Inc			Navient Private Education Loan Trust 2018-B
3.75%, 03/15/2023	2,924	3,001	2.82%, 12/15/2059(c)	4,785	4,784
4.95%, 01/15/2021	8,110	8,349	1.00 x 1 Month USD LIBOR + 0.35%
		$85,387	Navient Private Education Refi Loan Trust
Retail - 0.93%			2018-A
Home Depot Inc/The			2.53%, 02/18/2042(c)	7,679	7,664
1.80%, 06/05/2020	11,500	11,399	Navient Private Education Refi Loan Trust
McDonald's Corp			2018-C
2.63%, 01/15/2022	7,250	7,241	3.01%, 06/16/2042(c)	7,198	7,215
2.75%, 12/09/2020	8,256	8,263	Navient Private Education Refi Loan Trust
Walmart Inc			2018-D
1.75%, 10/09/2019	4,900	4,879	2.77%, 12/15/2059(c)	9,811	9,806
1.90%, 12/15/2020	6,850	6,785	1.00 x 1 Month USD LIBOR + 0.30%
2.85%, 07/08/2024	6,000	6,030	Navient Private Education Refi Loan Trust
		$44,597	2019-A
Savings & Loans - 0.00%			3.03%, 01/15/2043(c)	4,644	4,663
Washington Mutual Bank / Henderson NV			3.42%, 01/15/2043(c)	4,900	4,966
0.00%, 01/15/2013(i)	1,200	—	Navient Student Loan Trust 2018-EA
Semiconductors - 1.01%			3.43%, 12/15/2059(c)	20,764	20,882
Broadcom Corp / Broadcom Cayman Finance Ltd			Navient Student Loan Trust 2019-B
2.38%, 01/15/2020	14,400	14,338	2.89%, 12/15/2059(c)	9,750	9,754
3.00%, 01/15/2022	4,800	4,771	1.00 x 1 Month USD LIBOR + 0.40%
Broadcom Inc			SLM Private Credit Student Loan Trust 2002-A
3.13%, 04/15/2021(c)	9,750	9,746	3.16%, 12/16/2030	6,118	6,119
Microchip Technology Inc			1.00 x 3 Month USD LIBOR + 0.55%
4.33%, 06/01/2023(c)	9,800	10,070	SLM Private Credit Student Loan Trust 2004-A
QUALCOMM Inc			3.01%, 06/15/2033	1,473	1,456
3.31%, 01/30/2023	9,750	9,794	1.00 x 3 Month USD LIBOR + 0.40%
3 Month USD LIBOR + 0.73%			SLM Private Credit Student Loan Trust 2004-B
		$48,719	2.94%, 03/15/2024	15,151	15,040
			1.00 x 3 Month USD LIBOR + 0.33%
Software - 0.84%			SLM Private Credit Student Loan Trust 2006-A
Microsoft Corp			2.90%, 06/15/2039	27,510	26,902
1.10%, 08/08/2019	4,750	4,732	1.00 x 3 Month USD LIBOR + 0.29%
1.85%, 02/12/2020	14,600	14,530	SLM Private Credit Student Loan Trust 2006-B
Oracle Corp			2.81%, 12/15/2039	15,863	15,539
1.90%, 09/15/2021	4,800	4,720	1.00 x 3 Month USD LIBOR + 0.20%
2.25%, 10/08/2019	4,750	4,741	SLM Private Education Loan Trust 2013-B
VMware Inc			1.85%, 06/17/2030(c)	2,317	2,312
2.95%, 08/21/2022	11,750	11,694	SMB Private Education Loan Trust 2017-B
		$40,417	2.74%, 06/17/2024(c)	4,510	4,510
Student Loan Asset Backed Securities - 4.96%			1.00 x 1 Month USD LIBOR + 0.27%
AccessLex Institute			SMB Private Education Loan Trust 2018-A
3.65%, 07/01/2038	532	531	2.82%, 03/16/2026(c)	9,926	9,930
1.00 x US Treasury Yield Curve Rate T			1.00 x 1 Month USD LIBOR + 0.35%
Note Constant Maturity 3 Month + 1.20%			SMB Private Education Loan Trust 2018-B
Commonbond Student Loan Trust 2018-BGS			2.79%, 12/16/2024(c)	6,033	6,028
3.56%, 09/25/2045(c)	12,464	12,528	1.00 x 1 Month USD LIBOR + 0.32%
Commonbond Student Loan Trust 2018-C-GS			SMB Private Education Loan Trust 2018-C
3.87%, 02/25/2046(c)	13,612	13,916	2.77%, 09/15/2025(c)	6,148	6,148
KeyCorp Student Loan Trust 2000-A			1.00 x 1 Month USD LIBOR + 0.30%
2.97%, 05/25/2029	2,059	2,053	SMB Private Education Loan Trust 2019-A
1.00 x 3 Month USD LIBOR + 0.32%			2.96%, 02/16/2026(c)	9,750	9,754
Keycorp Student Loan Trust 2000-b			1.00 x 1 Month USD LIBOR + 0.35%
2.89%, 07/25/2029	12,471	12,377			$238,960
1.00 x 3 Month USD LIBOR + 0.31%			Telecommunications - 2.18%
KeyCorp Student Loan Trust 2003-A			AT&T Inc
3.11%, 01/25/2037	17,812	17,485	2.80%, 02/17/2021	11,000	11,007
1.00 x 3 Month USD LIBOR + 0.53%			3.58%, 02/15/2023	6,750	6,680
KeyCorp Student Loan Trust 2006-A			3 Month USD LIBOR + 0.89%
2.92%, 09/27/2035	720	720	3.60%, 02/17/2023	4,800	4,900
1.00 x 3 Month USD LIBOR + 0.31%			Cisco Systems Inc
Navient Private Education Loan Trust 2014-CT			2.20%, 02/28/2021	4,750	4,721
3.17%, 09/16/2024(c)	3,032	3,034	Crown Castle Towers LLC
1.00 x 1 Month USD LIBOR + 0.70%			3.22%, 05/15/2022(c)	11,430	11,472

See accompanying notes.

Schedule of Investments Short-Term Income Fund April 30, 2019 (unaudited)

	Principal		U.S. GOVERNMENT & GOVERNMENT	Principal
BONDS (continued)	Amount (000’s) Value (000’s)		AGENCY OBLIGATIONS (continued)	Amount (000’s) Value (000’s)
Telecommunications (continued)			U.S. Treasury - 1.68%
Sprint Spectrum Co LLC / Sprint Spectrum Co II			1.88%, 08/31/2022	$24,000	$23,711
LLC / Sprint Spectrum Co III LLC			2.63%, 05/15/2021	19,500	19,632
3.36%, 03/20/2023(c)	$14,531	$14,495	2.63%, 06/15/2021	4,875	4,912
4.74%, 03/20/2025(c)	26,550	27,048	2.75%, 07/31/2023	3,300	3,363
Verizon Communications Inc			2.88%, 11/15/2021	28,800	29,238
3.21%, 05/22/2020	4,800	4,819			$80,856
3 Month USD LIBOR + 0.55%			TOTAL U.S. GOVERNMENT & GOVERNMENT AGENCY
Vodafone Group PLC			OBLIGATIONS		$81,401
3.75%, 01/16/2024	19,450	19,788	Total Investments	$4,822,472
		$104,930	Other Assets and Liabilities - (0.08)%		(4,003)
Transportation - 0.25%			TOTAL NET ASSETS - 100.00%		$4,818,469
Ryder System Inc
2.25%, 09/01/2021	4,800	4,729	(a)	Affiliated Security. Security is either an affiliate (and registered under the
3.75%, 06/09/2023	7,300	7,454	Investment Company Act of 1940) or an affiliate as defined by the Investment
		$12,183	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Trucking & Leasing - 0.20%			shares of the security). Please see affiliated sub-schedule for transactional
Penske Truck Leasing Co Lp / PTL Finance Corp			information.
3.45%, 07/01/2024(c),(e)	9,800	9,804	(b) Current yield shown is as of period end.
TOTAL BONDS		$4,650,437	(c)	Security exempt from registration under Rule 144A of the Securities Act of
U.S. GOVERNMENT & GOVERNMENT	Principal		1933. These securities may be resold in transactions exempt from registration,
AGENCY OBLIGATIONS - 1.69%	Amount (000's) Value (000's)		normally to qualified institutional buyers. At the end of the period, the value of
Federal Home Loan Mortgage Corporation (FHLMC) - 0.00%			these securities totaled $1,628,689 or 33.80% of net assets.
4.24%, 11/01/2021	$1	$1	(d)	Rate shown is as of period end. The rate may be a variable or floating rate or
1.00 x US Treasury Yield Curve Rate T			a fixed rate which may convert to a variable or floating rate in the future.
Note Constant Maturity 1 Year + 2.12%			(e) Security purchased on a when-issued basis.
4.61%, 09/01/2035	44	46	(f) Security is an Interest Only Strip.
1.00 x US Treasury Yield Curve Rate T			(g)	Certain variable rate securities are not based on a published reference rate
Note Constant Maturity 1 Year + 2.25%			and spread but are determined by the issuer or agent and are based on current
7.00%, 12/01/2022	57	58	market conditions. These securities do not indicate a reference rate and
		$105	spread in their description. Rate shown is the rate in effect as of period end.
Federal National Mortgage Association (FNMA) - 0.01%			(h)	Fair value of these investments is determined in good faith by the Manager
4.32%, 10/01/2035	120	126	under procedures established and periodically reviewed by the Board of
1.00 x 12 Month USD LIBOR + 1.57%			Directors. Certain inputs used in the valuation may be unobservable; however,
4.33%, 08/01/2034	34	36	each security is evaluated individually for purposes of ASC 820 which results
1.00 x 12 Month USD LIBOR + 1.63%			in not all securities being identified as Level 3 of the fair value hierarchy. At
4.40%, 07/01/2034	78	81	the end of the period, the fair value of these securities totaled $7,331 or 0.15%
1.00 x 12 Month USD LIBOR + 1.65%			of net assets.
4.42%, 07/01/2034	16	16	(i) Non-income producing security
1.00 x 12 Month USD LIBOR + 1.64%
4.43%, 11/01/2022	1	1
1.00 x US Treasury Yield Curve Rate T			Portfolio Summary (unaudited)
Note Constant Maturity 1 Year + 2.05%			Sector		Percent
4.48%, 02/01/2037	73	76	Financial		25.16%
1.00 x US Treasury Yield Curve Rate T			Asset Backed Securities		23.28%
Note Constant Maturity 1 Year + 2.10%			Government		14.62%
4.69%, 11/01/2035	2	2	Mortgage Securities		8.50%
1.00 x Cost of funds for the 11th District of			Consumer, Non-cyclical		5.91%
San Francisco + 1.26%			Utilities		4.63%
4.77%, 12/01/2032	14	14	Energy		3.63%
1.00 x 12 Month USD LIBOR + 1.64%			Industrial		3.30%
4.79%, 11/01/2032	25	27	Consumer, Cyclical		2.85%
1.00 x US Treasury Yield Curve Rate T			Communications		2.77%
Note Constant Maturity 1 Year + 2.29%			Technology		2.34%
4.87%, 01/01/2035	38	40	Money Market Funds		1.88%
1.00 x 12 Month USD LIBOR + 1.75%			Basic Materials		1.21%
4.89%, 02/01/2035	15	16	Other Assets and Liabilities		(0.08)%
1.00 x 6 Month USD LIBOR + 2.07%			TOTAL NET ASSETS		100.00%
		$435
Federal National Mortgage Association (FNMA)/Federal Home Loan Mortgage
Corporation (FHLMC) Uniform Mortgage-Backed Security - 0.00%
7.50%, 10/01/2029	3	3
8.00%, 05/01/2027	1	1
		$4
Government National Mortgage Association (GNMA) - 0.00%
9.00%, 04/20/2025	1	1

See accompanying notes.

Schedule of Investments
Short-Term Income Fund
April 30, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$80,165	$773,992	$763,523	$90,634
			$80,165	$773,992	$763,523	$90,634

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$626	$	— $		— $	—
	$626	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Fund April 30, 2019 (unaudited)

COMMON STOCKS - 97.15%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Agriculture - 1.28%			Electric - 3.02%
Darling Ingredients Inc (a)	407,000	$8,877	PNM Resources Inc	217,680	$10,109
Automobile Parts & Equipment - 2.36%			Portland General Electric Co	206,200	10,786
Altra Industrial Motion Corp	280,300	10,508			$20,895
Modine Manufacturing Co (a)	166,900	2,469	Electrical Components & Equipment - 1.18%
Visteon Corp (a)	50,700	3,347	EnerSys	90,700	6,275
		$16,324	nLight Inc (a)	71,664	1,873
Banks - 8.73%					$8,148
BancFirst Corp	34,500	1,946	Electronics - 3.93%
Cathay General Bancorp	231,700	8,524	Advanced Energy Industries Inc (a)	97,900	5,655
CenterState Bank Corp	322,060	7,948	II-VI Inc (a)	147,390	5,872
First Interstate BancSystem Inc	100,900	4,264	SYNNEX Corp	77,600	8,372
First Merchants Corp	110,900	4,067	Vishay Intertechnology Inc	367,810	7,286
Flagstar Bancorp Inc	126,200	4,512			$27,185
Franklin Financial Network Inc	77,170	2,134	Engineering & Construction - 2.15%
IBERIABANK Corp	49,200	3,911	MasTec Inc (a)	187,900	9,517
Independent Bank Corp/MI	72,900	1,569	Tutor Perini Corp (a)	267,500	5,342
Lakeland Bancorp Inc	75,820	1,256			$14,859
TCF Financial Corp	370,400	8,197	Entertainment - 2.52%
Union Bankshares Corp	131,350	4,794	Eldorado Resorts Inc (a)	189,200	9,341
United Community Banks Inc/GA	261,250	7,336	Golden Entertainment Inc (a)	169,690	2,669
		$60,458	Vail Resorts Inc	23,900	5,470
Biotechnology - 3.91%					$17,480
Acceleron Pharma Inc (a)	62,360	2,540	Environmental Control - 2.78%
Allogene Therapeutics Inc (a)	32,900	985	Advanced Disposal Services Inc (a)	311,700	10,080
Bluebird Bio Inc (a)	11,700	1,659	AquaVenture Holdings Ltd (a)	53,860	1,048
Denali Therapeutics Inc (a)	99,200	2,427	Energy Recovery Inc (a)	154,860	1,507
DNIB Unwind Inc - Warrants (a),(b),(c)	17,472	—	Tetra Tech Inc	102,500	6,634
Exact Sciences Corp (a)	40,600	4,007			$19,269
FibroGen Inc (a)	58,700	2,743	Forest Products & Paper - 0.05%
Insmed Inc (a)	100,300	3,053	PH Glatfelter Co	20,847	329
MacroGenics Inc (a)	105,068	1,762
Magenta Therapeutics Inc (a)	129,900	1,872	Gas - 1.34%
Precision BioSciences Inc (a)	33,400	434	Southwest Gas Holdings Inc	111,690	9,292
Seattle Genetics Inc (a)	40,156	2,722	Healthcare - Products - 1.72%
Spark Therapeutics Inc (a)	26,820	2,862	Intersect ENT Inc (a)	84,500	2,746
		$27,066	Nevro Corp (a)	84,400	5,208
Chemicals - 0.75%			RA Medical Systems Inc (a)	185,326	793
Cabot Corp	115,100	5,223	STAAR Surgical Co (a)	97,800	3,177
Commercial Services - 7.30%					$11,924
AMN Healthcare Services Inc (a)	162,900	8,481	Healthcare - Services - 3.84%
ASGN Inc (a)	52,600	3,316	Addus HomeCare Corp (a)	67,200	4,563
BrightView Holdings Inc (a)	254,500	4,082	Encompass Health Corp	115,400	7,438
Brink's Co/The	90,700	7,250	Natera Inc (a)	108,400	2,072
HMS Holdings Corp (a)	122,800	3,737	Syneos Health Inc (a)	173,800	8,156
ICF International Inc	79,900	6,222	Teladoc Health Inc (a)	76,500	4,351
K12 Inc (a)	199,900	6,021			$26,580
Korn Ferry	89,600	4,213	Holding Companies - Diversified - 0.61%
Medifast Inc	36,850	5,405	Capitol Investment Corp IV (a)	412,100	4,249
SP Plus Corp (a)	51,800	1,788	Home Builders - 0.96%
		$50,515	William Lyon Homes (a)	393,160	6,629
Computers - 4.19%			Insurance - 4.77%
CACI International Inc (a)	52,900	10,312	Hanover Insurance Group Inc/The	69,600	8,394
ExlService Holdings Inc (a)	84,500	5,019	Kemper Corp	125,370	11,268
Perspecta Inc	372,102	8,588	MGIC Investment Corp (a)	533,300	7,808
PlayAGS Inc (a)	137,900	3,326	National General Holdings Corp	226,500	5,583
Tenable Holdings Inc (a)	50,265	1,805			$33,053
		$29,050	Internet - 0.56%
Consumer Products - 0.53%			Anaplan Inc (a)	39,845	1,569
Central Garden & Pet Co - A Shares (a)	149,580	3,662	Eventbrite Inc (a)	91,500	2,287
Diversified Financial Services - 3.06%					$3,856
Hamilton Lane Inc	79,290	3,874	Iron & Steel - 0.76%
LPL Financial Holdings Inc	43,800	3,245	Cleveland-Cliffs Inc	275,100	2,748
Piper Jaffray Cos	63,940	5,154	Reliance Steel & Aluminum Co	27,250	2,506
Stifel Financial Corp	149,211	8,903			$5,254
		$21,176	Leisure Products & Services - 1.92%
			OneSpaWorld Holdings Ltd (a)	312,400	4,242
			Planet Fitness Inc (a)	119,300	9,031
					$13,273

See accompanying notes.

Schedule of Investments
SmallCap Fund
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Lodging - 1.12%			Software (continued)
Extended Stay America Inc	431,850	$7,734	SolarWinds Corp (a)	371,508	$7,263
Machinery - Diversified - 0.51%			Zoom Video Communications Inc (a)	18,192	1,318
Columbus McKinnon Corp/NY	90,653	3,568			$38,280
Media - 0.73%			Telecommunications - 1.47%
World Wrestling Entertainment Inc	60,300	5,056	NETGEAR Inc (a)	94,660	2,937
Metal Fabrication & Hardware - 1.31%			Plantronics Inc	125,150	6,443
Rexnord Corp (a)	317,030	9,067	Switch Inc	76,450	831
Mining - 0.26%					$10,211
Alcoa Corp (a)	67,390	1,798	TOTAL COMMON STOCKS		$672,569
			INVESTMENT COMPANIES - 3.11%	Shares Held Value (000's)
Miscellaneous Manufacturers - 1.07%			Money Market Funds - 3.11%
Hillenbrand Inc	112,440	4,837
Trinseo SA	58,110	2,612	Principal Government Money Market Fund	21,498,445	21,498
		$7,449	2.38%(d),(e)
			TOTAL INVESTMENT COMPANIES		$21,498
Oil & Gas - 2.40%			Total Investments		$694,067
Carrizo Oil & Gas Inc (a)	200,600	2,572	Other Assets and Liabilities - (0.26)%		(1,810)
Delek US Holdings Inc	186,200	6,901	TOTAL NET ASSETS - 100.00%		$692,257
Mammoth Energy Services Inc	170,690	2,661
Ring Energy Inc (a)	429,600	2,225
Whiting Petroleum Corp (a)	81,500	2,232	(a) Non-income producing security
		$16,591	(b)	The value of these investments was determined using significant unobservable
Oil & Gas Services - 0.70%			inputs.
Pioneer Energy Services Corp (a)	523,700	911	(c)	Fair value of these investments is determined in good faith by the Manager
Select Energy Services Inc (a)	340,200	3,919	under procedures established and periodically reviewed by the Board of
		$4,830	Directors. Certain inputs used in the valuation may be unobservable; however,
Packaging & Containers - 0.71%			each security is evaluated individually for purposes of ASC 820 which results
Graphic Packaging Holding Co	354,500	4,921	in not all securities being identified as Level 3 of the fair value hierarchy. At
Pharmaceuticals - 3.21%			the end of the period, the fair value of these securities totaled $0 or 0.00% of
Array BioPharma Inc (a)	154,710	3,498	net assets.
Bellicum Pharmaceuticals Inc (a)	185,700	566	(d)	Affiliated Security. Security is either an affiliate (and registered under the
Clovis Oncology Inc (a)	36,820	673	Investment Company Act of 1940) or an affiliate as defined by the Investment
DexCom Inc (a)	29,670	3,592	Company Act of 1940 (controls 5.0% or more of the outstanding voting
Horizon Pharma Plc (a)	250,000	6,383	shares of the security). Please see affiliated sub-schedule for transactional
Neurocrine Biosciences Inc (a)	10,900	787	information.
PRA Health Sciences Inc (a)	59,800	5,790	(e) Current yield shown is as of period end.
Revance Therapeutics Inc (a)	70,900	939
		$22,228	Portfolio Summary (unaudited)
Real Estate - 0.22%			Sector		Percent
Newmark Group Inc	176,200	1,501	Financial		23.75%
REITs - 6.73%			Consumer, Non-cyclical		21.79%
Agree Realty Corp	136,700	8,950	Industrial		13.64%
Brandywine Realty Trust	543,200	8,360	Consumer, Cyclical		13.58%
First Industrial Realty Trust Inc	303,440	10,702	Technology		11.74%
Pebblebrook Hotel Trust	307,936	10,026	Utilities		4.36%
Tier REIT Inc	181,000	5,129	Money Market Funds		3.11%
Two Harbors Investment Corp	246,360	3,415	Energy		3.10%
		$46,582	Communications		2.76%
Retail - 4.70%			Basic Materials		1.82%
BJ's Wholesale Club Holdings Inc (a)	302,451	8,574	Diversified		0.61%
Caleres Inc	274,440	7,199	Other Assets and Liabilities		(0.26)%
Carvana Co (a)	131,600	9,417	TOTAL NET ASSETS		100.00%
GMS Inc (a)	207,200	3,651
Ruth's Hospitality Group Inc	141,800	3,684
		$32,525
Savings & Loans - 0.24%
Berkshire Hills Bancorp Inc	54,600	1,638
Semiconductors - 2.02%
Aquantia Corp (a)	121,500	1,156
Entegris Inc	313,470	12,808
		$13,964
Software - 5.53%
Alteryx Inc (a)	44,470	3,942
Aspen Technology Inc (a)	80,500	9,814
Ceridian HCM Holding Inc (a)	44,244	2,351
Manhattan Associates Inc (a)	73,890	4,984
Pluralsight Inc (a)	69,900	2,481
SailPoint Technologies Holding Inc (a)	124,800	3,527
Smartsheet Inc (a)	61,431	2,600

See accompanying notes.

Schedule of Investments
SmallCap Fund
April 30, 2019 (unaudited)

Affiliated Securities			October 31, 2018	Purchases	Sales	April 30, 2019
			Value	Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$15,877	$96,358	$90,737	$21,498
			$15,877	$96,358	$90,737	$21,498

			Realized Gain/Loss		Realized Gain from	Change in Unrealized
	Income		on Investments	Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%	$146	$	— $		— $	—
	$146	$	— $		— $	—
Amounts in thousands

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS - 95.94%	Shares Held Value (000's)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Advertising - 0.13%			Automobile Parts & Equipment (continued)
Boston Omaha Corp (a)	530	$13	Tower International Inc	72,575	$1,694
Clear Channel Outdoor Holdings Inc (a)	3,354	17			$15,911
Fluent Inc (a)	3,317	23	Banks - 14.07%
MDC Partners Inc (a)	507,330	1,065	1st Constitution Bancorp	750	14
National CineMedia Inc	44,914	313	1st Source Corp	26,535	1,243
Telaria Inc (a)	2,648	19	ACNB Corp	591	22
		$1,450	Allegiance Bancshares Inc (a)	827	29
Aerospace & Defense - 0.95%			Amalgamated Bank	51,060	865
AAR Corp	6,010	203	American National Bankshares Inc	10,903	412
Aerovironment Inc (a)	2,050	140	Ames National Corp	742	21
Barnes Group Inc	26,499	1,474	Arrow Financial Corp	4,752	160
Ducommun Inc (a)	887	36	Associated Banc-Corp	71,600	1,625
Kratos Defense & Security Solutions Inc (a)	3,451	55	Atlantic Capital Bancshares Inc (a)	735	13
Moog Inc	73,372	6,871	Auburn National Bancorporation Inc	293	10
National Presto Industries Inc	14,535	1,548	BancFirst Corp	1,623	92
Triumph Group Inc	2,963	70	Bancorp Inc/The (a)	9,009	92
Wesco Aircraft Holdings Inc (a)	3,172	27	BancorpSouth Bank	5,871	179
		$10,424	Bank of Commerce Holdings	1,627	18
Agriculture - 0.17%			Bank of Hawaii Corp	10,200	840
Alico Inc	387	11	Bank of Marin Bancorp	1,142	48
Andersons Inc/The	2,683	88	Bank of Princeton/The	546	16
Darling Ingredients Inc (a)	10,274	224	Bank7 Corp (a)	505	9
Limoneira Co	912	21	BankUnited Inc	45,600	1,668
Tejon Ranch Co (a)	1,781	31	Bankwell Financial Group Inc	561	17
Universal Corp/VA	18,003	970	Banner Corp	4,712	250
Vector Group Ltd	57,071	543	Bar Harbor Bankshares	16,720	440
		$1,888	Baycom Corp (a)	892	21
Airlines - 0.34%			BCB Bancorp Inc	1,318	17
Allegiant Travel Co	6,146	903	Bridge Bancorp Inc	28,134	871
Hawaiian Holdings Inc	58,382	1,647	Bridgewater Bancshares Inc (a)	2,083	22
Mesa Air Group Inc (a)	1,059	10	Bryn Mawr Bank Corp	13,960	532
SkyWest Inc	15,084	929	Business First Bancshares Inc	937	24
Spirit Airlines Inc (a)	4,875	265	Byline Bancorp Inc (a)	1,449	29
		$3,754	C&F Financial Corp	313	15
Apparel - 0.61%			Cadence BanCorp	27,765	632
Carter's Inc	32,150	3,405	Cambridge Bancorp	244	20
Columbia Sportswear Co	2,820	282	Camden National Corp	20,775	914
Deckers Outdoor Corp (a)	1,020	161	Capital Bancorp Inc (a)	784	9
Rocky Brands Inc	688	17	Capital City Bank Group Inc	1,532	36
Unifi Inc (a)	19,225	389	Capstar Financial Holdings Inc	760	12
Weyco Group Inc	600	21	Carolina Financial Corp	47,755	1,724
Wolverine World Wide Inc	65,525	2,412	Cathay General Bancorp	57,829	2,128
		$6,687	CB Financial Services Inc	531	13
			CenterState Bank Corp	23,535	581
Automobile Manufacturers - 0.68%			Central Pacific Financial Corp	7,671	230
Blue Bird Corp (a)	85,659	1,483	Central Valley Community Bancorp	1,028	21
Navistar International Corp (a)	66,120	2,257	Century Bancorp Inc/MA	260	24
REV Group Inc	139,176	1,766	Chemical Financial Corp	36,252	1,592
Wabash National Corp	128,561	1,939	Chemung Financial Corp	328	16
		$7,445	Citizens & Northern Corp	2,643	75
Automobile Parts & Equipment - 1.45%			City Holding Co	12,190	967
Adient PLC	107,276	2,478	Civista Bancshares Inc	990	22
Altra Industrial Motion Corp	16,164	606	CNB Financial Corp/PA	1,689	48
American Axle & Manufacturing Holdings Inc (a)	11,930	176	Coastal Financial Corp/WA (a)	727	12
Commercial Vehicle Group Inc (a)	194,439	1,734	Codorus Valley Bancorp Inc	862	18
Cooper Tire & Rubber Co	42,545	1,271	Columbia Banking System Inc	10,232	384
Cooper-Standard Holdings Inc (a)	27,567	1,397	Community Bank System Inc	11,875	789
Dana Inc	23,984	468	Community Financial Corp/The	529	16
Delphi Technologies PLC	23,500	520	Community Trust Bancorp Inc	19,123	808
Gentherm Inc (a)	2,157	91	ConnectOne Bancorp Inc	58,616	1,280
Meritor Inc (a)	71,084	1,725	County Bancorp Inc	634	11
Methode Electronics Inc	66,986	1,976	Customers Bancorp Inc (a)	83,827	1,899
Miller Industries Inc/TN	921	30	CVB Financial Corp	65,051	1,411
Modine Manufacturing Co (a)	3,573	53	Eagle Bancorp Inc (a)	19,388	1,071
Motorcar Parts of America Inc (a)	62,439	1,290	Enterprise Bancorp Inc/MA	756	24
Standard Motor Products Inc	6,269	313	Enterprise Financial Services Corp	148,000	6,296
Superior Industries International Inc	4,574	23	Equity Bancshares Inc (a)	777	20
Tenneco Inc	1,619	35	Esquire Financial Holdings Inc (a)	497	12
Titan International Inc	4,447	31	Evans Bancorp Inc	500	18

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Banks (continued)
Farmers & Merchants Bancorp Inc/Archbold OH	184	$6	Midland States Bancorp Inc	64,699	$1,735
Farmers National Banc Corp	2,204	32	MidWestOne Financial Group Inc	13,641	385
FB Financial Corp	710	26	MVB Financial Corp	829	14
Fidelity Southern Corp	1,830	53	National Bank Holdings Corp	7,816	298
Fifth Third Bancorp	6,936	200	National Bankshares Inc	606	26
Financial Institutions Inc	33,310	916	NBT Bancorp Inc	12,724	484
First Bancorp Inc/ME	836	22	Nicolet Bankshares Inc (a)	699	43
First BanCorp/Puerto Rico	162,579	1,837	Northeast Bancorp	751	16
First Bancorp/Southern Pines NC	182,112	6,904	Northrim BanCorp Inc	12,707	451
First Bancshares Inc/The	1,061	33	Norwood Financial Corp	530	17
First Bank/Hamilton NJ	1,553	18	OFG Bancorp	4,929	99
First Busey Corp	9,853	255	Ohio Valley Banc Corp	381	14
First Business Financial Services Inc	16,852	388	Old Line Bancshares Inc	1,189	30
First Choice Bancorp	836	18	Old National Bancorp/IN	32,068	548
First Commonwealth Financial Corp	10,013	136	Old Second Bancorp Inc	2,514	33
First Community Bankshares Inc	1,358	47	OP Bancorp	1,496	14
First Community Corp/SC	778	15	Opus Bank	34,700	759
First Financial Bancorp	387,142	9,718	Origin Bancorp Inc	962	34
First Financial Corp/IN	25,641	1,056	Orrstown Financial Services Inc	16,950	351
First Foundation Inc	2,207	31	Pacific City Financial Corp	982	18
First Guaranty Bancshares Inc	631	14	Pacific Mercantile Bancorp (a)	1,744	14
First Hawaiian Inc	59,107	1,634	Park National Corp	4,850	474
First Internet Bancorp	55,656	1,218	Parke Bancorp Inc	683	16
First Interstate BancSystem Inc	3,309	140	PCSB Financial Corp	1,288	25
First Merchants Corp	238,974	8,763	Peapack Gladstone Financial Corp	43,447	1,257
First Mid Bancshares Inc	11,738	404	Penns Woods Bancorp Inc	424	19
First Midwest Bancorp Inc/IL	18,569	399	Peoples Bancorp Inc/OH	1,443	47
First Northwest Bancorp	866	14	Peoples Bancorp of North Carolina Inc	519	15
First of Long Island Corp/The	2,077	48	Peoples Financial Services Corp	600	26
First United Corp	728	14	Premier Financial Bancorp Inc	1,114	18
Flagstar Bancorp Inc	1,778	64	QCR Holdings Inc	1,104	38
FNB Corp/PA	99,700	1,209	RBB Bancorp	21,385	414
Franklin Financial Network Inc	53,532	1,480	Renasant Corp	27,952	1,013
Fulton Financial Corp	58,392	1,007	Republic Bancorp Inc/KY	821	39
FVCBankcorp Inc (a)	331	5	S&T Bancorp Inc	18,251	732
German American Bancorp Inc	4,684	139	Sandy Spring Bancorp Inc	25,619	894
Glacier Bancorp Inc	11,193	477	SB One Bancorp	745	18
Great Southern Bancorp Inc	8,430	489	Seacoast Banking Corp of Florida (a)	2,290	65
Great Western Bancorp Inc	53,177	1,870	Select Bancorp Inc (a)	1,545	19
Guaranty Bancshares Inc/TX	656	18	Shore Bancshares Inc	1,261	20
Hancock Whitney Corp	34,290	1,500	Sierra Bancorp	4,496	119
Hanmi Financial Corp	75,740	1,797	Simmons First National Corp	22,569	573
Heartland Financial USA Inc	3,001	134	SmartFinancial Inc (a)	1,044	22
Heritage Commerce Corp	4,941	62	South State Corp	20,510	1,552
Heritage Financial Corp/WA	2,263	69	Southern First Bancshares Inc (a)	576	21
Hilltop Holdings Inc	81,843	1,721	Southern National Bancorp of Virginia Inc	52,623	785
Home BancShares Inc/AR	75,555	1,450	Southside Bancshares Inc	2,004	70
HomeStreet Inc (a)	59,932	1,687	Spirit of Texas Bancshares Inc (a)	878	20
Hope Bancorp Inc	143,684	2,021	Sterling Bancorp Inc/MI	44,675	437
Horizon Bancorp Inc/IN	25,338	412	Stock Yards Bancorp Inc	1,754	60
IBERIABANK Corp	22,789	1,812	Summit Financial Group Inc	1,012	26
Independent Bank Corp/MI	8,478	182	TCF Financial Corp	52,500	1,162
Independent Bank Corp/Rockland MA	1,793	144	Texas Capital Bancshares Inc (a)	26,800	1,735
Independent Bank Group Inc	1,907	109	Tompkins Financial Corp	1,766	142
International Bancshares Corp	39,931	1,655	Towne Bank/Portsmouth VA	22,855	596
Investar Holding Corp	590	14	TriCo Bancshares	24,058	959
Kearny Financial Corp/MD	3,836	54	TriState Capital Holdings Inc (a)	1,567	36
Lakeland Bancorp Inc	51,211	848	Triumph Bancorp Inc (a)	23,500	729
Lakeland Financial Corp	118,961	5,680	TrustCo Bank Corp NY	188,792	1,510
LCNB Corp	979	17	Trustmark Corp	54,764	1,969
LegacyTexas Financial Group Inc	15,386	617	UMB Financial Corp	2,843	199
Level One Bancorp Inc	545	14	Umpqua Holdings Corp	5,090	88
Live Oak Bancshares Inc	102,386	1,789	Union Bankshares Corp	256,155	9,351
Luther Burbank Corp	79,072	833	United Bankshares Inc/WV	28,205	1,106
Macatawa Bank Corp	2,145	22	United Community Banks Inc/GA	336,201	9,441
Mercantile Bank Corp	2,027	68	United Security Bancshares/Fresno CA	1,382	15
Merchants Bancorp/IN	34,858	843	Unity Bancorp Inc	707	15
Metropolitan Bank Holding Corp (a)	578	23	Univest Financial Corp	21,481	542
Middlefield Banc Corp	337	14	Valley National Bancorp	174,825	1,832

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Banks (continued)			Biotechnology (continued)
Veritex Holdings Inc	16,959	$449	Ovid therapeutics Inc (a)	469	$1
Walker & Dunlop Inc	8,331	457	PDL BioPharma Inc (a)	11,458	37
Washington Trust Bancorp Inc	7,461	386	Prothena Corp PLC (a)	3,197	33
Webster Financial Corp	120,625	6,409	Replimune Group Inc (a)	174	3
WesBanco Inc	9,631	389	Rigel Pharmaceuticals Inc (a)	2,181	5
West Bancorporation Inc	17,700	371	Rubius Therapeutics Inc (a)	505	9
Westamerica Bancorporation	1,592	102	Scholar Rock Holding Corp (a)	220	5
Western New England Bancorp Inc	2,400	23	Spectrum Pharmaceuticals Inc (a)	2,660	25
Wintrust Financial Corp	7,830	596	Syndax Pharmaceuticals Inc (a)	800	6
		$154,281	Synlogic Inc (a)	1,377	12
Beverages - 0.00%			Synthorx Inc (a)	108	2
MGP Ingredients Inc	106	9	Tocagen Inc (a)	154	2
Biotechnology - 0.46%			Translate Bio Inc (a)	438	4
Abeona Therapeutics Inc (a)	405	3	XOMA Corp (a)	414	5
Acceleron Pharma Inc (a)	588	24	Y-mAbs Therapeutics Inc (a)	103	2
Achillion Pharmaceuticals Inc (a)	10,842	32			$4,985
Acorda Therapeutics Inc (a)	3,424	36	Building Materials - 1.84%
Adverum Biotechnologies Inc (a)	4,003	26	American Woodmark Corp (a)	75,875	6,823
AgeX Therapeutics Inc (a)	833	4	Apogee Enterprises Inc	41,098	1,657
Albireo Pharma Inc (a)	555	19	Armstrong Flooring Inc (a)	117,223	1,698
Alder Biopharmaceuticals Inc (a)	962	13	Boise Cascade Co	50,885	1,409
Allakos Inc (a)	160	6	Builders FirstSource Inc (a)	30,531	421
Allogene Therapeutics Inc (a)	347	10	Caesarstone Ltd	102,404	1,549
AMAG Pharmaceuticals Inc (a)	2,670	30	Eagle Materials Inc	9,200	836
Aptinyx Inc (a)	260	1	Gibraltar Industries Inc (a)	5,469	217
Aratana Therapeutics Inc (a)	2,994	14	Griffon Corp	4,974	97
Arbutus Biopharma Corp (a)	2,525	7	Louisiana-Pacific Corp	72,640	1,820
Arcus Biosciences Inc (a)	937	9	Masonite International Corp (a)	32,824	1,690
Ardelyx Inc (a)	3,906	13	Simpson Manufacturing Co Inc	1,095	70
Arena Pharmaceuticals Inc (a)	5,598	257	SPX Corp (a)	1,979	72
ArQule Inc (a)	1,123	7	Universal Forest Products Inc	48,600	1,797
Athersys Inc (a)	779	1			$20,156
Audentes Therapeutics Inc (a)	260	10	Chemicals - 1.87%
AVEO Pharmaceuticals Inc (a)	4,321	4	AdvanSix Inc (a)	2,178	66
Avrobio Inc (a)	118	2	American Vanguard Corp	40,656	640
BioCryst Pharmaceuticals Inc (a)	1,613	12	Cabot Corp	24,600	1,116
BioTime Inc (a)	6,121	8	Element Solutions Inc (a)	607,975	6,603
Bluebird Bio Inc (a)	237	34	Hawkins Inc	836	31
Calithera Biosciences Inc (a)	2,708	17	HB Fuller Co	781	38
Cambrex Corp (a)	1,662	71	Innophos Holdings Inc	47,265	1,521
Cara Therapeutics Inc (a)	390	7	Innospec Inc	17,259	1,463
CASI Pharmaceuticals Inc (a)	659	2	Intrepid Potash Inc (a)	16,126	60
Constellation Pharmaceuticals Inc (a)	234	3	Koppers Holdings Inc (a)	15,030	402
Crinetics Pharmaceuticals Inc (a)	135	3	Kraton Corp (a)	526	18
Cymabay Therapeutics Inc (a)	971	12	Landec Corp (a)	2,067	22
Dynavax Technologies Corp (a)	672	4	Minerals Technologies Inc	16,082	1,010
Eidos Therapeutics Inc (a)	240	6	Oil-Dri Corp of America	454	14
Emergent BioSolutions Inc (a)	74,240	3,837	PolyOne Corp	10,388	287
Epizyme Inc (a)	1,384	17	PQ Group Holdings Inc (a)	2,975	47
Five Prime Therapeutics Inc (a)	2,665	30	Rayonier Advanced Materials Inc	60,460	897
Forty Seven Inc (a)	207	4	Rogers Corp (a)	2,910	488
Gossamer Bio Inc (a)	164	3	Sensient Technologies Corp	3,443	241
Guardant Health Inc (a)	168	11	Stepan Co	4,054	375
Harvard Bioscience Inc (a)	3,101	12	Tronox Holdings PLC	23,517	333
Immunomedics Inc (a)	1,106	18	Univar Inc (a)	974	22
Karyopharm Therapeutics Inc (a)	655	3	Valhi Inc	3,738	9
Kezar Life Sciences Inc (a)	186	4	Valvoline Inc	35,600	659
Kiniksa Pharmaceuticals Ltd (a)	176	3	Versum Materials Inc	79,475	4,147
Magenta Therapeutics Inc (a)	213	3			$20,509
Medicines Co/The (a)	385	12	Coal - 0.20%
MeiraGTx Holdings plc (a)	178	3	Advanced Emissions Solutions Inc	533	6
Menlo Therapeutics Inc (a)	1,061	8	Arch Coal Inc	1,883	182
Molecular Templates Inc (a)	1,257	9	Cloud Peak Energy Inc (a)	10,401	1
Myriad Genetics Inc (a)	3,994	126	CONSOL Energy Inc (a)	7,489	254
NantKwest Inc (a)	3,342	4	Hallador Energy Co	6,588	34
NewLink Genetics Corp (a)	2,458	4	NACCO Industries Inc	2,519	103
Novavax Inc (a)	23,486	12	Peabody Energy Corp	16,429	473
Nymox Pharmaceutical Corp (a)	1,823	3	Ramaco Resources Inc (a)	580	4
Osmotica Pharmaceuticals PLC (a)	357	1	SunCoke Energy Inc	9,051	78

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Coal (continued)			Computers (continued)
SunCoke Energy Partners LP	60,078	$753	Electronics For Imaging Inc (a)	4,354	$162
Warrior Met Coal Inc	11,042	342	ForeScout Technologies Inc (a)	930	39
		$2,230	Insight Enterprises Inc (a)	23,555	1,332
Commercial Services - 6.72%			KeyW Holding Corp/The (a)	3,946	45
Aaron's Inc	159,730	8,895	Lumentum Holdings Inc (a)	687	43
ABM Industries Inc	5,753	218	Mercury Systems Inc (a)	7,799	570
Acacia Research Corp (a)	4,536	14	MTS Systems Corp	1,865	102
Adtalem Global Education Inc (a)	212,193	10,465	NetScout Systems Inc (a)	4,666	137
American Public Education Inc (a)	9,676	310	PAR Technology Corp (a)	216	5
AMN Healthcare Services Inc (a)	120,850	6,291	Perspecta Inc	249,083	5,748
Avalara Inc (a)	4,239	250	Presidio Inc	32,877	494
Barrett Business Services Inc	14,672	1,069	Science Applications International Corp	6,108	457
Booz Allen Hamilton Holding Corp	185,450	10,995	Stratasys Ltd (a)	3,080	72
BrightView Holdings Inc (a)	1,113	18	Sykes Enterprises Inc (a)	15,999	444
Brink's Co/The	160,725	12,847	Tenable Holdings Inc (a)	1,614	58
CAI International Inc (a)	787	20	Unisys Corp (a)	1,345	15
Cardtronics PLC (a)	5,764	207	Virtusa Corp (a)	3,110	173
Carriage Services Inc	961	17			$27,727
CBIZ Inc (a)	15,718	304	Consumer Products - 0.15%
CRA International Inc	6,388	332	ACCO Brands Corp	141,506	1,293
Cross Country Healthcare Inc (a)	2,907	20	Central Garden & Pet Co (a)	269	7
Emerald Expositions Events Inc	86,895	1,220	Central Garden & Pet Co - A Shares (a)	1,623	40
Ennis Inc	51,925	1,048	Helen of Troy Ltd (a)	1,976	285
EVERTEC Inc	4,789	150	Quanex Building Products Corp	2,853	48
Evo Payments Inc (a)	482	14			$1,673
FTI Consulting Inc (a)	10,002	850	Cosmetics & Personal Care - 0.03%
GP Strategies Corp (a)	97,001	1,235	Edgewell Personal Care Co (a)	5,775	238
Green Dot Corp (a)	66,550	4,244	Inter Parfums Inc	1,187	86
Hackett Group Inc/The	346	5			$324
Heidrick & Struggles International Inc	3,600	129	Distribution & Wholesale - 0.49%
Hertz Global Holdings Inc (a)	6,634	121	Anixter International Inc (a)	29,392	1,849
HMS Holdings Corp (a)	14,951	455	Core-Mark Holding Co Inc	14,237	517
Huron Consulting Group Inc (a)	1,362	66	Fossil Group Inc (a)	2,936	38
I3 Verticals Inc (a)	271	7	G-III Apparel Group Ltd (a)	4,599	198
ICF International Inc	3,913	304	H&E Equipment Services Inc	5,165	157
Information Services Group Inc (a)	1,584	6	Manitex International Inc (a)	440	3
K12 Inc (a)	9,557	288	ScanSource Inc (a)	12,736	480
Kelly Services Inc	51,280	1,142	Systemax Inc	519	12
Korn Ferry	28,445	1,337	Titan Machinery Inc (a)	1,647	28
Laureate Education Inc (a)	5,902	93	Triton International Ltd/Bermuda	24,007	791
LiveRamp Holdings Inc (a)	2,103	123	Veritiv Corp (a)	929	26
LSC Communications Inc	2,781	19	WESCO International Inc (a)	21,764	1,246
Matthews International Corp	1,937	78			$5,345
National Research Corp	121	5	Diversified Financial Services - 3.86%
Navigant Consulting Inc	2,625	60	Aircastle Ltd	22,065	439
Quad/Graphics Inc	129,826	1,585	AllianceBernstein Holding LP	25,452	751
Rent-A-Center Inc/TX (a)	19,455	485	Altisource Portfolio Solutions SA (a)	847	20
Resources Connection Inc	95,897	1,540	Blucora Inc (a)	96,569	3,380
Rosetta Stone Inc (a)	1,451	37	Boston Private Financial Holdings Inc	97,623	1,118
RR Donnelley & Sons Co	6,012	28	CBTX Inc	1,549	49
SEACOR Marine Holdings Inc (a)	1,489	20	Columbia Financial Inc (a)	3,020	48
Sotheby's (a)	30,800	1,299	Deluxe Corp	34,136	1,527
SP Plus Corp (a)	1,753	61	Encore Capital Group Inc (a)	1,605	45
Strategic Education Inc	1,300	186	Federal Agricultural Mortgage Corp	519	40
Textainer Group Holdings Ltd (a)	2,241	21	Federated Investors Inc	53,599	1,647
Travelport Worldwide Ltd	9,055	142	Focus Financial Partners Inc (a)	668	25
TrueBlue Inc (a)	7,746	187	GAIN Capital Holdings Inc	56,900	300
Vectrus Inc (a)	58,403	2,369	GAMCO Investors Inc	22,607	490
Viad Corp	506	31	Greenhill & Co Inc	50,599	1,048
Weight Watchers International Inc (a)	19,254	393	Hannon Armstrong Sustainable Infrastructure	6,057	161
		$73,655	Capital Inc
Computers - 2.53%			INTL. FCStone Inc (a)	1,286	52
3D Systems Corp (a)	6,458	69	Ladenburg Thalmann Financial Services Inc	1,928	7
Agilysys Inc (a)	765	15	Legg Mason Inc	55,898	1,870
CACI International Inc (a)	72,993	14,229	LendingClub Corp (a)	19,498	62
Cray Inc (a)	2,021	53	LPL Financial Holdings Inc	156,600	11,602
Cubic Corp	510	29	Marlin Business Services Corp	596	13
CyberArk Software Ltd (a)	26,275	3,388	Mr Cooper Group Inc (a)	8,283	71
Diebold Nixdorf Inc (a)	4,741	48	Navient Corp	127,450	1,722

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Diversified Financial Services (continued)			Electronics (continued)
Nelnet Inc	1,152	$67	Stoneridge Inc (a)	13,931	$438
NewStar Financial Inc (a),(b),(c)	52,106	13	SYNNEX Corp	8,201	884
Och-Ziff Capital Management Group LLC	30,895	454	Tech Data Corp (a)	23,281	2,482
On Deck Capital Inc (a)	15,170	83	TTM Technologies Inc (a)	113,445	1,502
Oppenheimer Holdings Inc	41,569	1,091	Vishay Intertechnology Inc	99,520	1,971
PennyMac Financial Services Inc	1,714	38	Vishay Precision Group Inc (a)	2,529	95
Piper Jaffray Cos	2,287	185	Watts Water Technologies Inc	4,837	414
PJT Partners Inc	110	5	ZAGG Inc (a)	123,154	1,015
PRA Group Inc (a)	2,705	76			$32,906
Pzena Investment Management Inc	9,946	99	Energy - Alternate Sources - 0.41%
Regional Management Corp (a)	2,552	64	Clean Energy Fuels Corp (a)	11,739	37
SLM Corp	81,500	828	Enphase Energy Inc (a)	5,377	54
Stifel Financial Corp	32,116	1,916	FutureFuel Corp	15,499	227
Virtu Financial Inc	332,825	8,181	Green Plains Inc	3,282	57
Virtus Investment Partners Inc	12,400	1,520	Pattern Energy Group Inc	5,106	118
Waddell & Reed Financial Inc	50,228	940	Renewable Energy Group Inc (a)	38,643	932
Westwood Holdings Group Inc	9,800	307	REX American Resources Corp (a)	19,300	1,631
		$42,354	SolarEdge Technologies Inc (a)	30,000	1,329
Electric - 1.78%			Sunrun Inc (a)	6,017	92
ALLETE Inc	30,973	2,523	TerraForm Power Inc	3,620	49
Ameresco Inc (a)	1,641	25	Vivint Solar Inc (a)	2,723	15
Atlantic Power Corp (a)	9,487	22			$4,541
Avista Corp	39,087	1,686	Engineering & Construction - 0.83%
Black Hills Corp	24,995	1,818	Aegion Corp (a)	2,674	53
Clearway Energy Inc - Class A	3,005	46	Argan Inc	1,187	57
Clearway Energy Inc - Class C	8,856	141	EMCOR Group Inc	10,984	924
El Paso Electric Co	29,042	1,775	Exponent Inc	5,940	336
IDACORP Inc	11,289	1,118	Granite Construction Inc	571	26
MGE Energy Inc	9,496	644	Great Lakes Dredge & Dock Corp (a)	4,641	48
NorthWestern Corp	23,691	1,654	IES Holdings Inc (a)	912	16
Ormat Technologies Inc	2,469	144	Infrastructure and Energy Alternatives Inc (a)	1,866	9
Otter Tail Corp	11,083	569	KBR Inc	89,826	1,996
PNM Resources Inc	40,641	1,887	MasTec Inc (a)	24,500	1,241
Portland General Electric Co	49,110	2,569	Mistras Group Inc (a)	565	8
Spark Energy Inc	130,790	1,237	MYR Group Inc (a)	34,607	1,251
Unitil Corp	29,379	1,672	Orion Group Holdings Inc (a)	1,986	5
		$19,530	Primoris Services Corp	56,611	1,241
Electrical Components & Equipment - 1.22%			Sterling Construction Co Inc (a)	8,353	113
Belden Inc	35,803	1,988	Tutor Perini Corp (a)	84,927	1,696
Encore Wire Corp	10,968	651	VSE Corp	735	22
Energizer Holdings Inc	23,500	1,125			$9,042
EnerSys	9,292	643	Entertainment - 0.07%
Graham Corp	44,999	931	AMC Entertainment Holdings Inc	4,523	69
Insteel Industries Inc	274	6	Eros International PLC (a)	1,665	15
Littelfuse Inc	39,283	7,898	International Speedway Corp	2,408	106
Powell Industries Inc	770	23	Marriott Vacations Worldwide Corp	395	42
Vicor Corp (a)	1,739	65	Monarch Casino & Resort Inc (a)	1,626	69
		$13,330	Penn National Gaming Inc (a)	11,053	239
Electronics - 3.00%			RCI Hospitality Holdings Inc	307	7
Advanced Energy Industries Inc (a)	26,309	1,519	Reading International Inc (a)	8,383	128
Applied Optoelectronics Inc (a)	612	8	Speedway Motorsports Inc	2,174	40
Bel Fuse Inc	864	20			$715
Benchmark Electronics Inc	56,450	1,526	Environmental Control - 0.42%
Brady Corp	205,255	10,014	Advanced Disposal Services Inc (a)	322	10
Comtech Telecommunications Corp	28,063	660	AquaVenture Holdings Ltd (a)	892	17
Control4 Corp (a)	4,953	87	Casella Waste Systems Inc (a)	97,486	3,638
FARO Technologies Inc (a)	2,273	128	CECO Environmental Corp (a)	2,638	21
Fitbit Inc (a)	10,401	55	Charah Solutions Inc (a)	885	6
II-VI Inc (a)	21,800	869	Heritage-Crystal Clean Inc (a)	11,782	339
Jabil Inc	44,500	1,344	Pure Cycle Corp (a)	992	10
KEMET Corp	10,982	197	Tetra Tech Inc	9,246	599
Kimball Electronics Inc (a)	46,305	701			$4,640
Knowles Corp (a)	23,693	448	Food - 1.08%
NVE Corp	2,845	273	B&G Foods Inc	5,080	132
OSI Systems Inc (a)	4,934	444	Cal-Maine Foods Inc	1,942	80
Park Electrochemical Corp	12,962	213	Dean Foods Co	8,086	14
Plexus Corp (a)	36,321	2,186	Fresh Del Monte Produce Inc	3,148	93
Resideo Technologies Inc (a)	57,700	1,310	Hostess Brands Inc (a)	8,981	120
Sanmina Corp (a)	61,985	2,103	Ingles Markets Inc	1,221	33

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Food (continued)			Healthcare - Services (continued)
John B Sanfilippo & Son Inc	1,370	$99	Community Health Systems Inc (a)	7,101	$24
Lancaster Colony Corp	521	77	Magellan Health Inc (a)	26,007	1,820
Performance Food Group Co (a)	211,500	8,661	Miragen Therapeutics Inc (a)	595	2
Sanderson Farms Inc	10,811	1,639	National HealthCare Corp	1,039	78
Seneca Foods Corp - Class A (a)	5,607	139	Neuronetics Inc (a)	143	2
Simply Good Foods Co/The (a)	3,794	85	R1 RCM Inc (a)	603	6
Smart & Final Stores Inc (a)	2,435	16	SI-BONE Inc (a)	138	2
SpartanNash Co	4,597	74	Surgery Partners Inc (a)	1,520	17
Tootsie Roll Industries Inc	1,331	52	Syneos Health Inc (a)	4,635	218
United Natural Foods Inc (a)	4,265	55	Triple-S Management Corp (a)	1,790	41
Village Super Market Inc	14,377	423			$2,513
Weis Markets Inc	827	35	Home Builders - 1.20%
		$11,827	Beazer Homes USA Inc (a)	2,649	35
Forest Products & Paper - 0.33%			Century Communities Inc (a)	70,103	1,783
Clearwater Paper Corp (a)	57,959	1,170	Green Brick Partners Inc (a)	47,369	423
Mercer International Inc	26,400	374	KB Home	17,104	443
Neenah Inc	6,387	433	LGI Homes Inc (a)	12,811	888
PH Glatfelter Co	3,703	58	M/I Homes Inc (a)	31,360	884
Schweitzer-Mauduit International Inc	42,592	1,515	MDC Holdings Inc	4,671	143
Verso Corp (a)	2,742	61	Meritage Homes Corp (a)	30,457	1,558
		$3,611	Taylor Morrison Home Corp (a)	103,510	2,004
Gas - 2.51%			Thor Industries Inc	23,700	1,561
Chesapeake Utilities Corp	1,605	149	TRI Pointe Group Inc (a)	124,579	1,626
New Jersey Resources Corp	7,843	393	William Lyon Homes (a)	31,816	536
Northwest Natural Holding Co	20,424	1,366	Winnebago Industries Inc	35,900	1,270
ONE Gas Inc	13,956	1,235			$13,154
RGC Resources Inc	667	18	Home Furnishings - 0.28%
South Jersey Industries Inc	41,853	1,345	Daktronics Inc	101,048	766
Southwest Gas Holdings Inc	131,864	10,970	Ethan Allen Interiors Inc	50,304	1,112
Spire Inc	142,408	11,989	Flexsteel Industries Inc	15,396	333
		$27,465	Hooker Furniture Corp	25,962	774
Hand & Machine Tools - 0.62%			Sonos Inc (a)	901	10
Franklin Electric Co Inc	118,956	5,812	Universal Electronics Inc (a)	1,122	43
Kennametal Inc	17,811	725			$3,038
Milacron Holdings Corp (a)	20,659	302	Housewares - 0.08%
		$6,839	Tupperware Brands Corp	35,597	847
Healthcare - Products - 1.87%			Insurance - 6.26%
AngioDynamics Inc (a)	3,181	65	Ambac Financial Group Inc (a)	42,800	800
Avanos Medical Inc (a)	12,889	541	American Equity Investment Life Holding Co	36,381	1,070
CareDx Inc (a)	179	5	AMERISAFE Inc	4,371	259
Cerus Corp (a)	1,167	7	Argo Group International Holdings Ltd	10,193	796
CONMED Corp	9,911	794	Brown & Brown Inc	322,150	10,228
CryoLife Inc (a)	704	22	CNO Financial Group Inc	131,531	2,177
FONAR Corp (a)	1,144	23	Crawford & Co	1,539	14
Haemonetics Corp (a)	2,350	205	Donegal Group Inc	2,240	30
Hanger Inc (a)	74,400	1,478	eHealth Inc (a)	1,358	83
Integer Holdings Corp (a)	4,296	297	EMC Insurance Group Inc	816	26
Integra LifeSciences Holdings Corp (a)	97,650	5,096	Employers Holdings Inc	20,343	873
Invacare Corp	2,756	20	Enstar Group Ltd (a)	9,506	1,685
Lantheus Holdings Inc (a)	218,353	5,275	Essent Group Ltd (a)	31,260	1,483
LivaNova PLC (a)	61,194	4,216	FBL Financial Group Inc	9,415	588
Luminex Corp	4,789	109	FedNat Holding Co	7,747	126
Meridian Bioscience Inc	169,862	1,955	FGL Holdings	207,312	1,768
NanoString Technologies Inc (a)	279	7	Genworth Financial Inc (a)	155,757	590
OPKO Health Inc (a)	25,681	61	Global Indemnity Ltd	24,143	744
OraSure Technologies Inc (a)	5,845	55	Hallmark Financial Services Inc (a)	11,128	127
Orthofix Medical Inc (a)	1,111	61	HCI Group Inc	620	26
Patterson Cos Inc	6,808	149	Horace Mann Educators Corp	45,632	1,760
Rockwell Medical Inc (a)	521	3	Independence Holding Co	458	18
RTI Surgical Holdings Inc (a)	3,918	21	Investors Title Co	101	17
SeaSpine Holdings Corp (a)	1,347	20	James River Group Holdings Ltd	1,748	74
Utah Medical Products Inc	63	5	Kemper Corp	10,076	905
		$20,490	MBIA Inc (a)	163,667	1,583
Healthcare - Services - 0.23%			Mercury General Corp	121,400	6,529
AAC Holdings Inc (a)	1,067	2	MGIC Investment Corp (a)	763,075	11,171
Addus HomeCare Corp (a)	3,260	221	National General Holdings Corp	1,603	40
American Renal Associates Holdings Inc (a)	268	2	National Western Life Group Inc	7,698	2,054
Brookdale Senior Living Inc (a)	11,816	73	Navigators Group Inc/The	3,677	257
Cellular Biomedicine Group Inc (a)	274	5	NI Holdings Inc (a)	950	15

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Insurance (continued)			Machinery - Construction & Mining - 0.21%
NMI Holdings Inc (a)	22,514	$632	Astec Industries Inc	10,886	$367
ProAssurance Corp	69,375	2,604	Hyster-Yale Materials Handling Inc	16,987	1,132
Protective Insurance Corp	29,334	477	Terex Corp	25,100	836
Radian Group Inc	71,545	1,676			$2,335
RLI Corp	1,121	91	Machinery - Diversified - 1.70%
Safety Insurance Group Inc	1,491	139	Alamo Group Inc	4,705	488
Selective Insurance Group Inc	147,709	10,533	Albany International Corp	83,050	6,143
State Auto Financial Corp	1,399	47	Applied Industrial Technologies Inc	5,540	332
Stewart Information Services Corp	35,929	1,528	Briggs & Stratton Corp	3,311	40
Third Point Reinsurance Ltd (a)	145,903	1,694	Cactus Inc (a)	24,200	878
Tiptree Inc	2,473	14	Chart Industries Inc (a)	1,380	121
United Fire Group Inc	2,660	116	Columbus McKinnon Corp/NY	4,347	171
United Insurance Holdings Corp	620	10	CSW Industrials Inc	5,200	312
White Mountains Insurance Group Ltd	1,223	1,148	Curtiss-Wright Corp	150	17
		$68,625	DXP Enterprises Inc/TX (a)	3,824	164
Internet - 0.27%			Gencor Industries Inc (a)	5,372	65
1-800-Flowers.com Inc (a)	1,624	35	Gorman-Rupp Co/The	1,806	61
Anaplan Inc (a)	313	12	GrafTech International Ltd	472,525	5,410
Cars.com Inc (a)	4,302	90	Hurco Cos Inc	3,508	138
ChannelAdvisor Corp (a)	273	3	Ichor Holdings Ltd (a)	66,030	1,663
Lands' End Inc (a)	927	16	Manitowoc Co Inc/The (a)	4,657	83
Leaf Group Ltd (a)	2,700	23	Mueller Water Products Inc - Class A	170,895	1,834
Liberty Expedia Holdings Inc (a)	3,178	148	SPX FLOW Inc (a)	18,748	674
Meet Group Inc/The (a)	6,265	35	Twin Disc Inc (a)	1,525	29
New Media Investment Group Inc	50,886	544			$18,623
NIC Inc	69,635	1,202	Media - 2.78%
Perficient Inc (a)	17,600	518	Beasley Broadcast Group Inc	1,141	4
Shutterfly Inc (a)	8,400	368	Entercom Communications Corp	14,825	102
TechTarget Inc (a)	620	10	Entravision Communications Corp	460,043	1,321
Upwork Inc (a)	160	3	EW Scripps Co/The	4,657	106
		$3,007	Gannett Co Inc	7,045	66
Investment Companies - 0.56%			Gray Television Inc (a)	48,002	1,124
Altus Midstream Co (a)	126,400	638	Hemisphere Media Group Inc (a)	943	14
BlackRock TCP Capital Corp	146,450	2,123	Houghton Mifflin Harcourt Co (a)	5,775	41
BrightSphere Investment Group PLC	126,703	1,858	Liberty Latin America Ltd - Class A (a)	11,489	241
Ellington Financial Inc	86,140	1,554	Liberty Latin America Ltd - Class C (a)	16,126	336
		$6,173	Media General Inc - Rights (a),(c),(d)	15,053	1
Iron & Steel - 0.19%			Meredith Corp	16,958	1,000
AK Steel Holding Corp (a)	19,430	47	MSG Networks Inc (a)	78,344	1,805
Allegheny Technologies Inc (a)	8,021	200	New York Times Co/The	1,514	50
Carpenter Technology Corp	2,896	144	Nexstar Media Group Inc	102,825	12,036
Cleveland-Cliffs Inc	132,747	1,326	Saga Communications Inc	829	26
Commercial Metals Co	12,306	212	Scholastic Corp	4,866	194
Schnitzer Steel Industries Inc	4,718	112	Sinclair Broadcast Group Inc	14,628	669
Shiloh Industries Inc (a)	3,225	19	TEGNA Inc	705,784	11,236
Universal Stainless & Alloy Products Inc (a)	860	12	Value Line Inc	112	3
		$2,072	WideOpenWest Inc (a)	5,926	47
Leisure Products & Services - 0.38%					$30,422
Acushnet Holdings Corp	2,083	52	Metal Fabrication & Hardware - 0.75%
Callaway Golf Co	19,788	348	AZZ Inc	28,313	1,344
Camping World Holdings Inc	82,800	1,235	CIRCOR International Inc (a)	100	3
Clarus Corp	1,763	24	Eastern Co/The	1,721	49
Escalade Inc	1,202	14	Global Brass & Copper Holdings Inc	49,154	2,133
Johnson Outdoors Inc	12,429	953	Lawson Products Inc/DE (a)	536	18
Nautilus Inc (a)	277,148	1,483	LB Foster Co (a)	3,575	77
Town Sports International Holdings Inc (a)	1,778	6	Northwest Pipe Co (a)	845	20
YETI Holdings Inc (a)	637	23	Olympic Steel Inc	3,128	51
		$4,138	Rexnord Corp (a)	32,613	933
Lodging - 0.28%			Timken Co/The	17,747	851
BBX Capital Corp	5,666	31	TimkenSteel Corp (a)	3,334	34
Boyd Gaming Corp	3,405	98	TriMas Corp (a)	14,441	447
Century Casinos Inc (a)	2,389	22	Valmont Industries Inc	6,255	843
Hilton Grand Vacations Inc (a)	28,207	904	Worthington Industries Inc	35,238	1,414
Marcus Corp/The	9,140	344			$8,217
Red Lion Hotels Corp (a)	1,628	13	Mining - 0.30%
St Joe Co/The (a)	2,987	51	Coeur Mining Inc (a)	9,663	35
Wyndham Destinations Inc	37,800	1,646	Compass Minerals International Inc	21,205	1,217
		$3,109	Energy Fuels Inc/Canada (a)	7,033	21
			Gold Resource Corp	1,218	4

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Mining (continued)			Oil & Gas (continued)
Hecla Mining Co	25,577	$54	Quintana Energy Services Inc (a)	1,362	$6
Kaiser Aluminum Corp	14,490	1,426	Ring Energy Inc (a)	839	4
Livent Corp (a)	4,987	54	SandRidge Energy Inc (a)	8,705	73
Materion Corp	6,933	402	SilverBow Resources Inc (a)	711	13
Pan American Silver - CVR (a),(c)	11,857	3	SM Energy Co	49,111	782
United States Lime & Minerals Inc	185	15	Southwestern Energy Co (a)	50,633	200
		$3,231	Star Group LP	43,002	408
Miscellaneous Manufacturers - 1.27%			Talos Energy Inc (a)	24,341	723
Actuant Corp	1,871	48	Transocean Ltd (a)	4,741	37
Ambarella Inc (a)	1,139	57	Trecora Resources (a)	1,807	17
American Outdoor Brands Corp (a)	4,387	43	Ultra Petroleum Corp (a)	33,127	14
EnPro Industries Inc	25,049	1,861	Unit Corp (a)	108,209	1,468
ESCO Technologies Inc	1,640	124	W&T Offshore Inc (a)	9,599	61
Fabrinet (a)	115,022	6,961	Whiting Petroleum Corp (a)	64,678	1,772
Federal Signal Corp	9,194	264			$33,817
Haynes International Inc	1,030	33	Oil & Gas Services - 2.61%
Hillenbrand Inc	99,550	4,283	Apergy Corp (a)	37,700	1,496
Lydall Inc (a)	1,148	28	Archrock Inc	77,343	782
NL Industries Inc (a)	1,394	5	Basic Energy Services Inc (a)	2,377	6
Standex International Corp	187	12	C&J Energy Services Inc (a)	105,446	1,481
Synalloy Corp	829	15	Dawson Geophysical Co (a)	3,132	9
Tredegar Corp	6,295	114	Dril-Quip Inc (a)	32,368	1,410
Trinseo SA	1,463	66	Era Group Inc (a)	3,943	38
		$13,914	Exterran Corp (a)	2,735	39
Office & Business Equipment - 0.00%			Forum Energy Technologies Inc (a)	6,631	40
Pitney Bowes Inc	5,838	42	Frank's International NV (a)	257,160	1,502
Office Furnishings - 0.39%			FTS International Inc (a)	69,997	724
CompX International Inc	445	7	Helix Energy Solutions Group Inc (a)	13,571	106
Herman Miller Inc	43,394	1,684	Hi-Crush Partners LP	84,700	300
Interface Inc	61,343	985	Independence Contract Drilling Inc (a)	3,314	9
Kimball International Inc	3,538	55	Keane Group Inc (a)	145,758	1,529
Knoll Inc	45,608	997	KLX Energy Services Holdings Inc (a)	1,794	50
Steelcase Inc	30,402	525	Liberty Oilfield Services Inc	76,100	1,135
		$4,253	Matrix Service Co (a)	2,172	43
Oil & Gas - 3.09%			McDermott International Inc (a)	21,912	177
Abraxas Petroleum Corp (a)	3,051	4	MRC Global Inc (a)	2,406	42
Adams Resources & Energy Inc	287	10	Natural Gas Services Group Inc (a)	3,485	56
Approach Resources Inc (a)	7,296	2	NCS Multistage Holdings Inc (a)	1,394	6
Berry Petroleum Corp	126,875	1,442	Newpark Resources Inc (a)	462,781	3,379
Bonanza Creek Energy Inc (a)	69,124	1,664	Nine Energy Service Inc (a)	16,200	326
California Resources Corp (a)	2,804	59	NOW Inc (a)	6,750	99
Callon Petroleum Co (a)	461,890	3,469	Nuverra Environmental Solutions Inc (a)	261	2
Contango Oil & Gas Co (a)	237,303	717	Oceaneering International Inc (a)	55,002	1,056
CVR Energy Inc	1,018	46	Oil States International Inc (a)	158,580	3,063
Delek US Holdings Inc	34,294	1,271	Patterson-UTI Energy Inc	57,400	780
Denbury Resources Inc (a)	46,569	104	PHI Inc (a)	10,560	5
Earthstone Energy Inc (a)	227,567	1,524	Pioneer Energy Services Corp (a)	6,788	12
Ensco Rowan plc	5,458	76	ProPetro Holding Corp (a)	180,500	3,994
EXCO Resources Inc (a)	1	—	RPC Inc	64,900	668
Goodrich Petroleum Corp (a)	494	7	Select Energy Services Inc (a)	98,540	1,135
Gulfport Energy Corp (a)	95,678	626	Seventy Seven Energy Inc (a),(c),(d)	16,216	—
Halcon Resources Corp (a)	9,250	12	Smart Sand Inc (a)	197,058	774
HighPoint Resources Corp (a)	201,858	553	Solaris Oilfield Infrastructure Inc	74,700	1,269
Isramco Inc (a)	85	10	Superior Energy Services Inc (a)	12,534	45
Kosmos Energy Ltd	1,346,146	9,006	TETRA Technologies Inc (a)	12,491	30
Laredo Petroleum Inc (a)	239,901	725	Thermon Group Holdings Inc (a)	23,381	603
Mammoth Energy Services Inc	68,300	1,065	US Silica Holdings Inc	1,895	30
Matador Resources Co (a)	588	12	US Well Services Inc (a)	48,700	350
Midstates Petroleum Co Inc (a)	28,005	358			$28,600
Montage Resources Corp (a)	340	4	Packaging & Containers - 0.44%
Murphy USA Inc (a)	14,627	1,250	Graphic Packaging Holding Co	249,925	3,469
Noble Corp PLC (a)	15,206	40	Greif Inc - Class A	29,339	1,160
Northern Oil and Gas Inc (a)	305,332	809	Greif Inc - Class B	472	23
Oasis Petroleum Inc (a)	32,694	200	Multi-Color Corp	1,139	57
Panhandle Oil and Gas Inc	5,826	87	UFP Technologies Inc (a)	3,844	139
Par Pacific Holdings Inc (a)	71,090	1,389			$4,848
PDC Energy Inc (a)	6,007	261
Penn Virginia Corp (a)	18,000	808
QEP Resources Inc (a)	83,688	629

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Pharmaceuticals - 0.75%			REITs (continued)
Achaogen Inc (a)	506	$—	Ares Commercial Real Estate Corp	79,703	$1,211
Adamas Pharmaceuticals Inc (a)	1,068	7	Arlington Asset Investment Corp	2,675	21
Akebia Therapeutics Inc (a)	606	4	Armada Hoffler Properties Inc	6,771	110
Akorn Inc (a)	6,798	18	ARMOUR Residential REIT Inc	13,626	260
Amphastar Pharmaceuticals Inc (a)	1,794	39	Ashford Hospitality Trust Inc	6,986	38
Anika Therapeutics Inc (a)	41,842	1,333	Blackstone Mortgage Trust Inc	17,306	616
Aquestive Therapeutics Inc (a)	289	2	Bluerock Residential Growth REIT Inc	1,982	22
Assertio Therapeutics Inc (a)	1,397	6	Braemar Hotels & Resorts Inc	2,784	39
Bellicum Pharmaceuticals Inc (a)	1,131	3	Brandywine Realty Trust	182,725	2,812
BioScrip Inc (a)	8,756	17	BRT Apartments Corp	1,141	16
Catalyst Biosciences Inc (a)	1,062	9	Capstead Mortgage Corp	7,118	61
Chimerix Inc (a)	8,172	22	CareTrust REIT Inc	20,612	500
Concert Pharmaceuticals Inc (a)	4,235	44	CatchMark Timber Trust Inc	23,656	237
Corium International Inc (a),(c)	454	—	CBL & Associates Properties Inc	13,620	14
Corvus Pharmaceuticals Inc (a)	183	1	Cedar Realty Trust Inc	7,472	23
Cytokinetics Inc (a)	557	5	Chatham Lodging Trust	12,380	244
Diplomat Pharmacy Inc (a)	963	5	Cherry Hill Mortgage Investment Corp	1,424	25
Endo International PLC (a)	13,094	98	Chesapeake Lodging Trust	22,202	633
Lannett Co Inc (a)	2,447	19	City Office REIT Inc	2,891	34
Mallinckrodt PLC (a)	6,821	105	Colony Capital Inc	276,814	1,423
Minerva Neurosciences Inc (a)	636	5	Colony Credit Real Estate Inc	101,955	1,584
Natural Grocers by Vitamin Cottage Inc (a)	952	12	Community Healthcare Trust Inc	119,096	4,345
Natural Health Trends Corp	62,463	722	CoreCivic Inc	267,805	5,573
Nature's Sunshine Products Inc (a)	906	8	CorEnergy Infrastructure Trust Inc	1,084	41
Owens & Minor Inc	5,143	17	CorePoint Lodging Inc	3,467	43
Phibro Animal Health Corp	3,437	119	Cousins Properties Inc	92,563	885
Portola Pharmaceuticals Inc (a)	398	14	DiamondRock Hospitality Co	64,726	703
PRA Health Sciences Inc (a)	39,575	3,832	Dynex Capital Inc	5,984	37
Prestige Consumer Healthcare Inc (a)	3,232	95	Easterly Government Properties Inc	2,776	50
Principia Biopharma Inc (a)	93	3	Essential Properties Realty Trust Inc	2,641	55
Proteostasis Therapeutics Inc (a)	613	1	Exantas Capital Corp	107,548	1,177
Ra Pharmaceuticals Inc (a)	1,410	31	First Industrial Realty Trust Inc	35,180	1,241
Spero Therapeutics Inc (a)	672	7	Four Corners Property Trust Inc	2,834	81
Taro Pharmaceutical Industries Ltd	14,200	1,525	Franklin Street Properties Corp	6,396	50
Tetraphase Pharmaceuticals Inc (a)	5,800	6	GEO Group Inc/The	77,296	1,548
Tricida Inc (a)	292	10	Getty Realty Corp	12,540	406
Xeris Pharmaceuticals Inc (a)	388	4	Gladstone Commercial Corp	7,063	153
Zogenix Inc (a)	639	25	Gladstone Land Corp	1,382	18
		$8,173	Global Medical REIT Inc	2,290	23
Pipelines - 0.18%			Global Net Lease Inc	4,761	91
Noble Midstream Partners LP	22,500	775	Granite Point Mortgage Trust Inc	4,849	93
Oasis Midstream Partners LP	38,600	769	Great Ajax Corp	33,072	474
PBF Logistics LP	17,184	366	Healthcare Realty Trust Inc	28,185	871
SemGroup Corp	7,281	95	Hersha Hospitality Trust	2,805	52
		$2,005	Independence Realty Trust Inc	10,036	106
Private Equity - 0.12%			Industrial Logistics Properties Trust	7,791	155
Kennedy-Wilson Holdings Inc	3,815	82	InfraREIT Inc	13,837	291
Victory Capital Holdings Inc (a)	74,839	1,234	Innovative Industrial Properties Inc	1,063	91
		$1,316	Invesco Mortgage Capital Inc	24,022	392
Real Estate - 0.41%			Investors Real Estate Trust	990	60
American Realty Investors Inc (a)	371	5	iStar Inc	5,550	48
Consolidated-Tomoka Land Co	270	17	Jernigan Capital Inc	1,642	35
Cushman & Wakefield PLC (a)	133,542	2,623	Kite Realty Group Trust	5,067	80
Five Point Holdings LLC (a)	96,500	821	KKR Real Estate Finance Trust Inc	1,852	37
Forestar Group Inc (a)	936	18	Ladder Capital Corp	9,169	160
RE/MAX Holdings Inc	22,157	960	Lexington Realty Trust	37,940	344
Safehold Inc	929	24	LTC Properties Inc	4,181	188
Transcontinental Realty Investors Inc (a)	220	7	Mack-Cali Realty Corp	5,665	132
Whitestone REIT	3,448	44	MedEquities Realty Trust Inc	2,592	28
		$4,519	Monmouth Real Estate Investment Corp	44,661	614
			National Health Investors Inc	7,519	567
REITs - 6.34%			National Storage Affiliates Trust	176,064	5,152
Acadia Realty Trust	4,999	141	New Senior Investment Group Inc	6,692	37
AG Mortgage Investment Trust Inc	2,433	42	New York Mortgage Trust Inc	18,419	116
Agree Realty Corp	3,206	210	NexPoint Residential Trust Inc	6,561	246
Alexander & Baldwin Inc	6,689	158	NorthStar Realty Europe Corp	2,698	48
American Assets Trust Inc	20,831	962	Office Properties Income Trust	10,762	292
Anworth Mortgage Asset Corp	8,454	35	One Liberty Properties Inc	1,367	39
Apollo Commercial Real Estate Finance Inc	11,330	212	Orchid Island Capital Inc	4,319	28
Arbor Realty Trust Inc	8,154	111

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
REITs (continued)			Retail (continued)
Pebblebrook Hotel Trust	26,798	$873	Express Inc (a)	5,883	$22
Pennsylvania Real Estate Investment Trust	3,070	18	EZCORP Inc (a)	4,353	47
PennyMac Mortgage Investment Trust	92,316	1,939	Fiesta Restaurant Group Inc (a)	641	8
Physicians Realty Trust	344,328	6,219	FirstCash Inc	76,451	7,468
Piedmont Office Realty Trust Inc	37,761	786	Foundation Building Materials Inc (a)	1,204	16
PotlatchDeltic Corp	9,075	350	GameStop Corp	43,425	376
Preferred Apartment Communities Inc	3,474	54	Genesco Inc (a)	2,108	94
PS Business Parks Inc	1,900	292	GMS Inc (a)	379	7
QTS Realty Trust Inc	1,700	77	GNC Holdings Inc (a)	6,736	15
Ready Capital Corp	77,772	1,175	Group 1 Automotive Inc	25,039	1,960
Redwood Trust Inc	9,487	155	Guess? Inc	13,020	266
Retail Opportunity Investments Corp	19,207	337	Habit Restaurants Inc/The (a)	1,730	18
Rexford Industrial Realty Inc	34,594	1,311	Haverty Furniture Cos Inc	24,454	583
RLJ Lodging Trust	76,425	1,407	Hibbett Sports Inc (a)	51,838	1,073
RPT Realty	4,815	58	J Alexander's Holdings Inc (a)	1,288	14
Sabra Health Care REIT Inc	16,151	316	J. Jill Inc	2,225	12
Saul Centers Inc	192	10	Jack in the Box Inc	7,034	542
Seritage Growth Properties	40,471	1,804	JC Penney Co Inc (a)	25,780	35
Spirit MTA REIT	3,844	26	Kirkland's Inc (a)	1,379	8
STAG Industrial Inc	27,045	779	La-Z-Boy Inc	20,031	657
Summit Hotel Properties Inc	38,383	446	Lithia Motors Inc	18,266	2,073
Sunstone Hotel Investors Inc	65,290	940	Lumber Liquidators Holdings Inc (a)	671	9
Terreno Realty Corp	12,605	562	MarineMax Inc (a)	939	16
Tier REIT Inc	3,330	94	Movado Group Inc	44,209	1,577
TPG RE Finance Trust Inc	3,573	70	Office Depot Inc	505,368	1,213
Two Harbors Investment Corp	608,300	8,431	Papa John's International Inc	733	37
UMH Properties Inc	1,300	19	Party City Holdco Inc (a)	4,407	30
Universal Health Realty Income Trust	84	7	PC Connection Inc	40,115	1,490
Urban Edge Properties	17,512	325	Penske Automotive Group Inc	16,200	744
Urstadt Biddle Properties Inc	3,962	87	PetIQ Inc (a)	177	5
Washington Prime Group Inc	11,509	51	PetMed Express Inc	15,900	347
Washington Real Estate Investment Trust	19,329	546	Red Robin Gourmet Burgers Inc (a)	1,084	35
Western Asset Mortgage Capital Corp	4,042	43	Regis Corp (a)	2,536	47
Xenia Hotels & Resorts Inc	36,402	788	Rite Aid Corp (a)	3,251	30
		$69,485	RTW RetailWinds Inc (a)	2,004	5
Retail - 4.08%			Rush Enterprises Inc - Class A	42,442	1,799
Abercrombie & Fitch Co	19,433	581	Rush Enterprises Inc - Class B	335	14
American Eagle Outfitters Inc	34,374	817	Ruth's Hospitality Group Inc	4,190	109
America's Car-Mart Inc/TX (a)	320	32	Sally Beauty Holdings Inc (a)	8,333	148
Asbury Automotive Group Inc (a)	15,873	1,273	Shoe Carnival Inc	913	33
AutoNation Inc (a)	29,800	1,249	Signet Jewelers Ltd	7,236	168
Barnes & Noble Education Inc (a)	3,482	15	Sonic Automotive Inc	106,520	2,155
Barnes & Noble Inc	5,134	26	Sportsman's Warehouse Holdings Inc (a)	71,910	321
Bassett Furniture Industries Inc	5,655	100	Suburban Propane Partners LP	74,037	1,727
Beacon Roofing Supply Inc (a)	1,079	41	Tile Shop Holdings Inc	5,070	25
Bed Bath & Beyond Inc	85,291	1,425	Tilly's Inc	17,801	209
Big Lots Inc	1,902	71	Vera Bradley Inc (a)	17,894	220
Biglari Holdings Inc (a)	97	13	Wingstop Inc	1,859	140
BJ's Wholesale Club Holdings Inc (a)	11,684	331	World Fuel Services Corp	43,305	1,336
BMC Stock Holdings Inc (a)	10,702	220	Zumiez Inc (a)	24,683	658
Brinker International Inc	560	24			$44,768
Buckle Inc/The	22,792	421	Savings & Loans - 2.04%
Caleres Inc	4,222	111	Banc of California Inc	3,580	52
Cannae Holdings Inc (a)	4,287	110	BankFinancial Corp	6,673	100
Carrols Restaurant Group Inc (a)	636	6	Berkshire Hills Bancorp Inc	23,274	698
Cato Corp/The	4,902	74	Brookline Bancorp Inc	89,966	1,354
Chico's FAS Inc	11,109	39	Capitol Federal Financial Inc	104,448	1,441
Children's Place Inc/The	8,600	970	Community Bankers Trust Corp	2,275	18
Chuy's Holdings Inc (a)	378	8	Dime Community Bancshares Inc	91,251	1,839
Citi Trends Inc	8,658	161	Entegra Financial Corp (a)	637	19
Conn's Inc (a)	2,194	57	ESSA Bancorp Inc	1,019	16
Container Store Group Inc/The (a)	1,476	13	First Defiance Financial Corp	2,812	83
Del Taco Restaurants Inc (a)	2,646	27	First Financial Northwest Inc	839	14
Denny's Corp (a)	3,754	70	First Savings Financial Group Inc	219	13
Designer Brands Inc	23,715	527	Flushing Financial Corp	57,473	1,300
Dillard's Inc	12,694	869	FS Bancorp Inc	8,040	415
Dine Brands Global Inc	476	42	Greene County Bancorp Inc	150	5
Dunkin' Brands Group Inc	68,075	5,080	Hingham Institution for Savings	76	14
El Pollo Loco Holdings Inc (a)	1,861	24	Home Bancorp Inc	657	24

See accompanying notes.

Schedule of Investments SmallCap Value Fund II April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held Value (000’s)		COMMON STOCKS (continued)	Shares Held Value (000’s)
Savings & Loans (continued)			Software (continued)
HomeTrust Bancshares Inc	16,341	$414	InnerWorkings Inc (a)	320,559	$1,084
Investors Bancorp Inc	192,700	2,264	ManTech International Corp/VA	7,788	483
Malvern Bancorp Inc (a)	646	14	MicroStrategy Inc (a)	531	80
Meridian Bancorp Inc	85,540	1,473	Monotype Imaging Holdings Inc	38,992	672
MutualFirst Financial Inc	1,099	32	NextGen Healthcare Inc (a)	6,205	116
Northfield Bancorp Inc	99,829	1,497	PDF Solutions Inc (a)	2,172	28
Northwest Bancshares Inc	11,039	193	Progress Software Corp	13,193	602
OceanFirst Financial Corp	35,250	887	SecureWorks Corp (a)	728	14
Oritani Financial Corp	103,259	1,791	Telenav Inc (a)	1,640	10
Pacific Premier Bancorp Inc	29,030	844	TiVo Corp	7,629	72
People's United Financial Inc	1,131	20	Verint Systems Inc (a)	22,662	1,369
Provident Financial Services Inc	17,856	474	Workiva Inc (a)	2,660	141
Prudential Bancorp Inc	839	15			$7,762
Riverview Bancorp Inc	2,070	15	Storage & Warehousing - 0.00%
SI Financial Group Inc	1,056	15	Mobile Mini Inc	901	32
Southern Missouri Bancorp Inc	11,252	377	Telecommunications - 1.35%
Territorial Bancorp Inc	17,972	521	Acacia Communications Inc (a)	7,743	448
Timberland Bancorp Inc/WA	674	21	ADTRAN Inc	8,302	142
United Community Financial Corp/OH	4,178	39	ATN International Inc	2,924	179
United Financial Bancorp Inc	52,273	689	Calix Inc (a)	1,859	13
Washington Federal Inc	72,124	2,391	Casa Systems Inc (a)	308,821	2,961
Waterstone Financial Inc	26,074	431	Ciena Corp (a)	25,664	985
WSFS Financial Corp	13,289	573	Cincinnati Bell Inc (a)	3,772	34
		$22,395	Clearfield Inc (a)	587	9
Semiconductors - 4.18%			CommScope Holding Co Inc (a)	67,100	1,663
Alpha & Omega Semiconductor Ltd (a)	1,714	21	Consolidated Communications Holdings Inc	5,749	30
Amkor Technology Inc (a)	60,909	552	DASAN Zhone Solutions Inc (a)	751	9
Aquantia Corp (a)	83,261	792	Digi International Inc (a)	77,718	1,000
AVX Corp	86,320	1,407	Extreme Networks Inc (a)	115,300	922
Axcelis Technologies Inc (a)	6,798	145	Finisar Corp (a)	7,310	176
AXT Inc (a)	3,392	19	Frontier Communications Corp (a)	8,265	23
Cabot Microelectronics Corp	89,785	11,336	Harmonic Inc (a)	7,103	40
CEVA Inc (a)	211	5	Infinera Corp (a)	12,084	52
Cirrus Logic Inc (a)	40,767	1,939	Intelsat SA (a)	3,493	71
Cohu Inc	2,143	32	InterDigital Inc	1,346	88
Cree Inc (a)	17,396	1,150	Iridium Communications Inc (a)	6,007	165
CTS Corp	25,750	772	KVH Industries Inc (a)	1,395	14
Diodes Inc (a)	63,254	2,304	NeoPhotonics Corp (a)	2,781	19
FormFactor Inc (a)	4,230	80	NETGEAR Inc (a)	46,955	1,457
Lattice Semiconductor Corp (a)	454,525	5,886	Plantronics Inc	10,300	530
MACOM Technology Solutions Holdings Inc (a)	2,843	40	Preformed Line Products Co	6,528	368
MaxLinear Inc (a)	202,445	5,448	Quantenna Communications Inc (a)	63,927	1,557
Nanometrics Inc (a)	6,276	187	Ribbon Communications Inc (a)	232,105	1,244
Photronics Inc (a)	168,163	1,571	RigNet Inc (a)	1,331	12
Power Integrations Inc	35,675	2,819	Spok Holdings Inc	1,498	21
Rambus Inc (a)	226,062	2,590	ViaSat Inc (a)	3,457	314
Semtech Corp (a)	4,936	266	Viavi Solutions Inc (a)	14,789	196
Sigma Designs Inc (a)	11,220	2			$14,742
Silicon Laboratories Inc (a)	41,400	4,457	Textiles - 0.04%
Synaptics Inc (a)	3,242	122	Culp Inc	1,012	21
Ultra Clean Holdings Inc (a)	146,562	1,755	UniFirst Corp/MA	2,534	400
Veeco Instruments Inc (a)	3,806	46			$421
Xperi Corp	4,038	100	Transportation - 1.37%
		$45,843	ArcBest Corp	6,436	197
Software - 0.71%			Ardmore Shipping Corp (a)	3,161	22
ACI Worldwide Inc (a)	1,054	37	Atlas Air Worldwide Holdings Inc (a)	1,620	79
Allscripts Healthcare Solutions Inc (a)	12,687	125	Costamare Inc	4,385	26
American Software Inc/GA	3,144	41	Covenant Transportation Group Inc (a)	58,844	1,149
Avaya Holdings Corp (a)	6,562	125	Daseke Inc (a)	3,496	18
Avid Technology Inc (a)	982	7	Dorian LPG Ltd (a)	2,865	23
Castlight Health Inc (a)	1,100	4	Echo Global Logistics Inc (a)	3,988	92
Computer Programs & Systems Inc	528	16	Frontline Ltd/Bermuda (a)	6,400	52
CSG Systems International Inc	34,200	1,527	GasLog Ltd	3,373	53
Daily Journal Corp (a)	89	20	Golar LNG Ltd	9,204	180
Domo Inc (a)	199	8	Hoegh LNG Partners LP	66,000	1,297
Donnelley Financial Solutions Inc (a)	1,578	24	Hub Group Inc (a)	1,320	55
Ebix Inc	21,300	1,075	Landstar System Inc	73,300	7,987
eGain Corp (a)	1,916	19	Marten Transport Ltd	2,570	50
Evolent Health Inc (a)	4,627	63	Matson Inc	46,695	1,850

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2019 (unaudited)

COMMON STOCKS (continued)	Shares Held		Value (000’s)	(a)	Non-income producing security
Transportation (continued)				(b)	Restricted Security. Please see Restricted Security Sub-Schedule for more
Nordic American Tankers Ltd	12,019		$26		information.
Overseas Shipholding Group Inc (a)	102,265		186	(c)	Fair value of these investments is determined in good faith by the Manager
PAM Transportation Services Inc (a)	129		6		under procedures established and periodically reviewed by the Board of
Park-Ohio Holdings Corp	799		29		Directors. Certain inputs used in the valuation may be unobservable; however,
Radiant Logistics Inc	3,664		24		each security is evaluated individually for purposes of ASC 820 which results
Safe Bulkers Inc (a)	6,882		12		in not all securities being identified as Level 3 of the fair value hierarchy. At
Schneider National Inc	36,900		771		the end of the period, the fair value of these securities totaled $17 or 0.00% of
Scorpio Tankers Inc	2,833		73		net assets.
SEACOR Holdings Inc (a)	10,513		468	(d)	The value of these investments was determined using significant unobservable
Ship Finance International Ltd	7,773		99		inputs.
Teekay Tankers Ltd (a)	17,920		20	(e)	Affiliated Security. Security is either an affiliate (and registered under the
Tidewater Inc (a)	2,461		55		Investment Company Act of 1940) or an affiliate as defined by the Investment
US Xpress Enterprises Inc (a)	1,186		8		Company Act of 1940 (controls 5.0% or more of the outstanding voting
USA Truck Inc (a)	283		4		shares of the security). Please see affiliated sub-schedule for transactional
Werner Enterprises Inc	2,582		87		information.
YRC Worldwide Inc (a)	2,505		17	(f)	Current yield shown is as of period end.
			$15,015
Trucking & Leasing - 0.18%
GATX Corp	2,355		182
Greenbrier Cos Inc/The	49,270		1,751
Willis Lease Finance Corp (a)	310		15
			$1,948
Water - 0.23%
American States Water Co	6,329		451
Artesian Resources Corp	8,747		318
California Water Service Group	26,866		1,353
Connecticut Water Service Inc	2,549		174
Consolidated Water Co Ltd	1,471		19
Middlesex Water Co	172		10
PICO Holdings Inc (a)	1,698		19
SJW Group	511		32
York Water Co/The	4,248		145
			$2,521
TOTAL COMMON STOCKS			$1,051,666
INVESTMENT COMPANIES - 4.13%	Shares Held		Value (000's)
Money Market Funds - 4.01%
Principal Government Money Market Fund	43,969,766		43,970
2.38%(e),(f)
Principal Exchange-Traded Funds - 0.12%
Principal U.S. Small-Cap Multi-Factor Index	39,506		1,272
ETF (e)
TOTAL INVESTMENT COMPANIES			$45,242
PREFERRED STOCKS - 0.00%	Shares Held		Value (000's)
Investment Companies - 0.00%
Steel Partners Holdings LP 6.00%, 02/07/2026	507		$11
TOTAL PREFERRED STOCKS			$11
Total Investments			$1,096,919
Other Assets and Liabilities - (0.07)%			(756)
TOTAL NET ASSETS - 100.00%			$1,096,163

Affiliated Securities	October 31, 2018				Purchases		Sales	April 30, 2019
	Value					Cost	Proceeds	Value
Principal Government Money Market Fund 2.38%			$35,811			$167,827	$159,668	$43,970
Principal U.S. Small-Cap Multi-Factor Index ETF				—		1,239	—	1,272
			$35,811			$169,066	$159,668	$45,242

			Realized Gain/Loss				Realized Gain from	Change in Unrealized
	Income			on Investments		Capital Gain Distributions		Gain/Loss
Principal Government Money Market Fund 2.38%		$319	$		— $		— $	—
Principal U.S. Small-Cap Multi-Factor Index ETF		10			—		—	33
		$329	$		— $		— $	33
Amounts in thousands

See accompanying notes.

Schedule of Investments
SmallCap Value Fund II
April 30, 2019 (unaudited)

Restricted Securities

Security Name		Acquisition Date			Cost	Value	Percent of Net Assets
NewStar Financial Inc		12/27/2017	$		28	$13	0.00%
Total						$13	0.00%
Amounts in thousands.

Futures Contracts

Description and Expiration Date	Type	Contracts	Notional Amount		Value and Unrealized Appreciation/(Depreciation)
Russell 2000 Emini; June 2019	Long	40		$3,188	$		51
Total					$		51

Amounts in thousands except contracts.

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 1.52%	Shares Held Value (000's)			Principal
Exchange-Traded Funds - 1.52%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
iShares National Muni Bond ETF	59,000	$6,581	California (continued)
TOTAL INVESTMENT COMPANIES		$6,581	Lancaster Redevelopment Agency Successor
	Principal		Agency
MUNICIPAL BONDS - 100.41%	Amount (000's) Value (000's)		6.50%, 08/01/2029	$580	$587
Alabama - 3.22%			Los Angeles Unified School District/CA
Birmingham Airport Authority (credit support			5.00%, 07/01/2029	1,000	1,006
from AGM)			Metropolitan Water District of Southern
5.25%, 07/01/2030(a)	$1,000	$1,034	California
Lower Alabama Gas District/The			5.00%, 07/01/2029	1,150	1,157
5.00%, 09/01/2034	3,500	4,290	Oakland Unified School District/Alameda County
5.00%, 09/01/2046	4,500	5,777	5.00%, 08/01/2034	2,210	2,510
Selma Industrial Development Board			Port of Los Angeles
6.25%, 11/01/2033	700	715	5.00%, 08/01/2031	1,240	1,250
Tuscaloosa County Industrial Development			Richmond Joint Powers Financing Authority
Authority			6.25%, 07/01/2024	1,000	1,008
4.50%, 05/01/2032(b),(c)	1,000	1,054	Riverside Community Properties Development
5.25%, 05/01/2044(b),(c)	1,000	1,071	Inc
		$13,941	6.00%, 10/15/2038	1,150	1,375
Alaska - 0.35%			Sacramento Area Flood Control Agency (credit
Borough of Matanuska-Susitna AK (credit			support from BAM)
support from AGC)			5.00%, 10/01/2039(a)	1,340	1,512
5.50%, 09/01/2023(a)	1,500	1,519	San Diego Unified School District/CA
Arizona - 3.88%			0.00%, 07/01/2032(f)	5,000	3,454
Arizona Industrial Development Authority			Southern California Public Power Authority
5.00%, 01/01/2043	2,000	2,192	5.00%, 11/01/2028	2,200	2,619
5.00%, 01/01/2049	1,000	1,070	5.25%, 07/01/2028	1,000	1,073
5.00%, 01/01/2054	1,000	1,079	State of California
5.13%, 01/01/2054	1,000	1,079	5.00%, 08/01/2028	2,000	2,527
5.50%, 01/01/2054(c)	1,500	1,565	University of California
Chandler Industrial Development Authority			5.75%, 05/15/2025	1,380	1,382
2.70%, 12/01/2037(d)	1,300	1,320	West Contra Costa Unified School District
City of Phoenix Civic Improvement Corp			5.25%, 08/01/2033	1,000	1,138
5.00%, 07/01/2034	1,000	1,006			$45,344
Navajo Nation			Colorado - 3.07%
5.50%, 12/01/2030(c)	1,240	1,385	Denver Convention Center Hotel Authority
Salt Verde Financial Corp			5.00%, 12/01/2036	1,000	1,131
5.00%, 12/01/2032	4,965	6,129	Dominion Water & Sanitation District
		$16,825	5.25%, 12/01/2027	1,500	1,596
California - 10.46%			Elbert County Independence Water & Sanitation
Alum Rock Union Elementary School District			District
5.25%, 08/01/2043	1,000	1,120	7.25%, 12/01/2038	1,000	1,034
California Health Facilities Financing Authority			Platte River Power Authority
5.00%, 11/15/2046(e)	1,691	1,911	5.00%, 06/01/2026	1,135	1,138
California Municipal Finance Authority			Regional Transportation District
4.00%, 12/31/2047	2,000	2,078	6.00%, 01/15/2041	450	467
5.00%, 05/15/2033	1,000	1,171	6.50%, 01/15/2030	500	522
5.00%, 05/15/2034	600	700	Velocity Metropolitan District No 3
California Pollution Control Financing Authority			5.13%, 12/01/2034	2,235	2,288
4.30%, 07/01/2040	2,000	2,143	5.38%, 12/01/2039	2,500	2,558
California Statewide Communities Development			5.50%, 12/01/2048	2,500	2,562
Authority					$13,296
6.25%, 11/15/2019(c)	100	102	Connecticut - 1.59%
6.63%, 11/15/2024(c)	500	511	Mohegan Tribal Finance Authority
California Statewide Communities Development			7.00%, 02/01/2045(c)	5,500	5,689
Authority (credit support from FHA INS)			State of Connecticut (credit support from ACA)
6.63%, 08/01/2029(a)	890	901	6.60%, 07/01/2024(a)	1,215	1,219
California Statewide Communities Development					$6,908
Authority (credit support from GNMA COLL)			District of Columbia - 1.79%
4.90%, 07/20/2039(a)	500	512	District of Columbia
City of Los Angeles Department of Airports			5.00%, 12/01/2023	1,785	1,820
5.00%, 05/15/2028	2,000	2,478	5.00%, 12/01/2024	715	729
5.00%, 05/15/2035	1,500	1,554	5.00%, 10/15/2044	3,500	4,199
5.00%, 05/15/2044(e)	5,150	5,973	6.38%, 10/01/2034	1,000	1,020
City of Vernon CA Electric System Revenue					$7,768
5.13%, 08/01/2021	230	232	Florida - 5.29%
5.13%, 08/01/2021	340	343	Canaveral Port Authority
Golden State Tobacco Securitization Corp			5.00%, 06/01/2048	2,000	2,314
5.30%, 06/01/2037	1,000	1,017

See accompanying notes.

Schedule of Investments Tax-Exempt Bond Fund April 30, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Florida (continued)			Illinois (continued)
City of Lakeland FL Department of Electric			Sales Tax Securitization Corp
Utilities			5.00%, 01/01/2048	$3,000	$3,298
5.25%, 10/01/2036	$1,000	$1,320	State of Illinois
Collier County Health Facilities Authority			5.50%, 07/01/2027	3,410	3,684
5.00%, 05/01/2043	3,500	3,923	United City of Yorkville IL
Escambia County Health Facilities			5.75%, 03/01/2028	400	400
Authority (credit support from AMBAC)			Village of Gilberts IL Special Service Area No 24
5.95%, 07/01/2020(a)	10	11	5.38%, 03/01/2034	149	146
Florida Development Finance Corp					$55,376
6.25%, 01/01/2049(c),(d)	500	511	Indiana - 0.88%
6.37%, 01/01/2049(c),(d)	1,000	1,026	Indiana Finance Authority
6.50%, 01/01/2049(c),(d)	2,500	2,561	7.00%, 03/01/2039(c)	3,000	3,060
Greater Orlando Aviation Authority			Town of Shoals IN
5.00%, 10/01/2047(e)	7,001	8,051	7.25%, 11/01/2043	700	775
Martin County Health Facilities Authority					$3,835
4.00%, 01/01/2046(b)	3,000	3,213	Iowa - 0.50%
		$22,930	Iowa Finance Authority
Georgia - 0.71%			5.25%, 06/01/2034(c)	2,110	2,187
Atlanta Development Authority			Kansas - 0.24%
7.00%, 01/01/2040	2,000	2,071	Kansas Development Finance Authority
City of Atlanta GA Water & Wastewater Revenue			5.50%, 11/15/2029	20	20
6.00%, 11/01/2027	1,000	1,022	5.50%, 11/15/2029	980	999
		$3,093			$1,019
Idaho - 1.43%			Kentucky - 0.76%
Idaho Health Facilities Authority			Kentucky Public Energy Authority
2.26%, 03/01/2048(d)	4,000	4,000	4.00%, 01/01/2049(d)	3,000	3,279
6.65%, 02/15/2021(d)	2,000	2,176	Louisiana - 2.08%
		$6,176	Lafayette Public Trust Financing
Illinois - 12.77%			Authority (credit support from AGM)
Chicago O'Hare International Airport			5.25%, 10/01/2030(a)	1,000	1,051
5.00%, 01/01/2052	1,500	1,676	Louisiana Local Government Environmental
5.25%, 01/01/2036	2,000	2,363	Facilities & Community Development Authority
5.25%, 01/01/2037	4,000	4,712	3.50%, 11/01/2032	3,000	3,045
City of Chicago IL			5.50%, 11/01/2039(c)	3,270	3,452
5.25%, 01/01/2029	2,000	2,184	Louisiana Public Facilities Authority
5.50%, 01/01/2035	1,500	1,701	0.00%, 07/01/2039(f)	417	—
5.50%, 01/01/2049	1,000	1,103	0.00%, 07/01/2039(f)	659	—
6.00%, 01/01/2038	2,965	3,379	Louisiana Public Facilities Authority (credit
7.13%, 03/15/2022	200	200	support from FNMA)
7.46%, 02/15/2026	632	467	0.00%, 12/01/2019(a),(f)	1,500	1,484
City of Chicago IL Wastewater Transmission					$9,032
Revenue			Maine - 0.42%
5.00%, 01/01/2030	1,000	1,116	Finance Authority of Maine
5.00%, 01/01/2032	1,000	1,108	4.38%, 08/01/2035(c),(d)	1,800	1,841
5.00%, 01/01/2033	2,000	2,209
City of Chicago IL Waterworks Revenue			Maryland - 0.26%
5.00%, 11/01/2028	1,000	1,118	Maryland Economic Development Corp
County of Cook IL Sales Tax Revenue			5.75%, 06/01/2035	545	569
5.25%, 11/15/2036	1,520	1,778	Maryland Health & Higher Educational Facilities
Illinois Finance Authority			Authority
2.22%, 08/15/2042(d)	350	350	6.00%, 07/01/2041	500	546
4.38%, 12/01/2042	1,400	1,054			$1,115
5.38%, 08/15/2024	500	505	Massachusetts - 1.94%
5.75%, 08/15/2030	1,050	1,062	Commonwealth of Massachusetts
6.25%, 11/15/2035	650	666	5.00%, 01/01/2042	1,940	2,284
6.25%, 11/15/2035	350	358	Massachusetts Bay Transportation Authority
Illinois State Toll Highway Authority			5.25%, 07/01/2028	2,000	2,574
5.00%, 12/01/2032	5,200	6,001	Massachusetts Development Finance Agency
5.00%, 01/01/2040(e)	2,000	2,266	5.75%, 12/01/2042(d)	1,000	1,000
5.25%, 01/01/2030	1,000	1,022	Massachusetts Educational Financing Authority
Metropolitan Pier & Exposition Authority			4.90%, 07/01/2028	1,495	1,567
5.00%, 06/15/2057	700	749	Massachusetts State College Building
Metropolitan Pier & Exposition Authority (credit			Authority (credit support from ST APPROP)
support from NATL)			5.50%, 05/01/2039(a)	1,000	1,000
5.50%, 06/15/2029(a)	2,410	2,782			$8,425
Metropolitan Water Reclamation District of
Greater Chicago
5.00%, 12/01/2028	5,000	5,919

See accompanying notes.

Schedule of Investments Tax-Exempt Bond Fund April 30, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Michigan - 0.61%			New York (continued)
City of Detroit MI Sewage Disposal System			New York City Industrial Development
Revenue (credit support from AGM)			Agency (credit support from AGC)
7.00%, 07/01/2027(a)	$1,500	$1,513	6.13%, 01/01/2029(a)	$1,000	$1,004
Wayne County Airport Authority			New York City Transitional Finance Authority
5.00%, 12/01/2045	1,000	1,133	Future Tax Secured Revenue
		$2,646	2.28%, 08/01/2042(d)	4,100	4,100
Minnesota - 0.49%			New York City Water & Sewer System
City of Rochester MN			2.28%, 06/15/2045(d)	4,000	4,000
5.00%, 11/15/2034	1,600	2,114	2.30%, 06/15/2050(d)	3,000	3,000
Mississippi - 0.23%			New York Counties Tobacco Trust VI
Mississippi Business Finance Corp			5.00%, 06/01/2031	215	237
3.20%, 09/01/2028	1,000	1,008	5.00%, 06/01/2036	740	802
Missouri - 0.94%			5.00%, 06/01/2041	400	428
City of St Louis MO Airport Revenue (credit			New York Liberty Development Corp
support from NATL)			5.00%, 11/15/2031	1,000	1,079
5.50%, 07/01/2028(a)	1,500	1,922	5.00%, 09/15/2040	1,000	1,086
Health & Educational Facilities Authority of the			New York Liberty Development Corp (credit
State of Missouri			support from GO OF AUTH)
5.00%, 02/01/2034	1,000	1,105	5.00%, 12/15/2041(a)	1,000	1,076
Maryland Heights Industrial Development			New York State Dormitory Authority (credit
Authority			support from AGC ST AID WITHHLDG)
5.00%, 03/15/2049	1,000	1,037	5.00%, 10/01/2023(a)	1,860	1,887
		$4,064	5.00%, 10/01/2023(a)	140	142
			New York Transportation Development Corp
Montana - 0.47%			5.00%, 08/01/2021	3,500	3,699
Montana Facility Finance Authority			5.00%, 01/01/2030	2,000	2,366
4.13%, 07/01/2038	2,000	2,021	5.00%, 01/01/2031	2,500	2,938
Nevada - 2.72%			5.00%, 01/01/2036	3,200	3,698
County of Clark Department of Aviation			5.25%, 01/01/2050	3,125	3,413
5.13%, 07/01/2034	1,000	1,021	Tompkins County Development Corp
Las Vegas Convention & Visitors Authority			5.00%, 07/01/2027	115	115
5.00%, 07/01/2043(e)	5,606	6,523	Westchester County Local Development Corp
Las Vegas Redevelopment Agency			5.00%, 11/01/2046	2,400	2,636
5.00%, 06/15/2040	3,850	4,265			$43,363
		$11,809	North Carolina - 1.58%
New Hampshire - 0.47%			City of Raleigh NC Combined Enterprise System
New Hampshire Business Finance Authority			Revenue
4.00%, 11/01/2027(c)	1,000	1,017	5.00%, 03/01/2031	1,000	1,062
4.88%, 11/01/2042(c)	1,000	1,020	North Carolina Medical Care Commission
		$2,037	5.00%, 10/01/2047	1,000	1,078
New Jersey - 5.85%			North Carolina Turnpike Authority
Casino Reinvestment Development Authority			5.00%, 01/01/2040	4,100	4,702
5.25%, 11/01/2039	750	807			$6,842
New Jersey Economic Development Authority			Ohio - 5.22%
4.00%, 07/01/2032	805	832	American Municipal Power Inc
5.00%, 09/01/2034	1,000	1,011	5.25%, 02/15/2033	2,575	2,790
5.75%, 04/01/2031	1,005	1,121	Buckeye Tobacco Settlement Financing Authority
5.75%, 06/01/2031	550	575	6.00%, 06/01/2042	2,000	1,966
New Jersey Transportation Trust Fund Authority			Buckeye Tobacco Settlement Financing
5.25%, 06/15/2032	2,000	2,206	Authority (credit support from BUCKEYE OHIO
5.25%, 06/15/2034	2,250	2,477	TOB SETTLEMENT)
South Jersey Port Corp			5.75%, 06/01/2034(a)	3,000	2,842
5.00%, 01/01/2042	2,500	2,766	City of Cincinnati OH
5.00%, 01/01/2048	3,000	3,309	5.00%, 12/01/2032	815	898
Tobacco Settlement Financing Corp/NJ			County of Hamilton OH
4.00%, 06/01/2037	4,700	4,800	5.00%, 01/01/2036	1,435	1,520
5.00%, 06/01/2046	5,000	5,457	5.00%, 01/01/2046	2,500	2,614
		$25,361	Ohio Air Quality Development Authority
New York - 10.00%			3.75%, 12/01/2023	2,000	1,825
Brooklyn Arena Local Development Corp			4.25%, 01/15/2038(c)	1,000	1,033
6.38%, 07/15/2043	1,400	1,448	4.50%, 01/15/2048(c)	850	887
Hudson Yards Infrastructure Corp			Ohio Higher Educational Facility Commission
5.75%, 02/15/2047	1,585	1,702	2.15%, 01/01/2039(d)	3,050	3,050
5.75%, 02/15/2047	915	977	2.28%, 01/01/2043(d)	3,200	3,200
Metropolitan Transportation Authority					$22,625
5.25%, 11/15/2030	1,500	1,530	Oklahoma - 0.46%
			Oklahoma Development Finance Authority
			5.25%, 08/15/2043	1,085	1,235

See accompanying notes.

Schedule of Investments Tax-Exempt Bond Fund April 30, 2019 (unaudited)

	Principal			Principal
MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)		MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
Oklahoma (continued)			Texas (continued)
Tulsa Airports Improvement Trust			Tarrant County Cultural Education Facilities
5.00%, 06/01/2035(d)	$700	$769	Finance Corp
		$2,004	5.00%, 11/15/2037	$2,060	$2,277
Oregon - 1.14%			6.00%, 11/15/2027	2,250	2,541
Oregon State Business Development Commission			Texas A&M University
5.00%, 03/01/2049(d)	2,500	2,705	5.00%, 05/15/2027	1,000	1,001
6.50%, 04/01/2031(c)	1,000	925	Texas Municipal Gas Acquisition & Supply Corp
State of Oregon			I
5.00%, 05/01/2020	1,285	1,329	6.25%, 12/15/2026	1,135	1,316
		$4,959	Texas Private Activity Bond Surface
Pennsylvania - 2.94%			Transportation Corp
Blythe Township Solid Waste Authority			7.00%, 12/31/2038	1,000	1,172
7.75%, 12/01/2037	1,000	1,106	Texas Transportation Commission
Commonwealth Financing Authority			5.00%, 08/01/2057	2,000	2,261
5.00%, 06/01/2032	3,000	3,548			$30,885
5.00%, 06/01/2033	2,000	2,356	Utah - 2.03%
Pennsylvania Economic Development Financing			Utah Infrastructure Agency
Authority			5.00%, 10/15/2028	1,000	1,106
2.15%, 11/01/2021(d)	2,250	2,250	5.00%, 10/15/2034	4,385	4,749
6.00%, 06/01/2031	500	500	5.00%, 10/15/2037	1,500	1,605
Pennsylvania Turnpike Commission			5.38%, 10/15/2040	1,200	1,318
5.00%, 12/01/2036	1,725	1,984			$8,778
5.75%, 12/01/2028	175	186	Virginia - 1.20%
5.75%, 12/01/2028	245	261	County of Botetourt VA
6.00%, 12/01/2034	80	86	6.00%, 07/01/2034	1,000	1,110
6.00%, 12/01/2034	355	379	6.00%, 07/01/2044	1,000	1,094
6.00%, 12/01/2034	65	69	King George County Economic Development
		$12,725	Authority
South Carolina - 0.37%			2.50%, 06/01/2023(d)	1,600	1,600
South Carolina Jobs-Economic Development			Roanoke Economic Development Authority
Authority			6.63%, 12/01/2044	1,295	1,396
5.25%, 11/15/2047	1,500	1,615			$5,200
South Dakota - 0.35%			Washington - 0.47%
Oglala Sioux Tribe			FYI Properties
5.75%, 10/01/2025(c)	1,500	1,503	5.50%, 06/01/2039	1,000	1,003
Tennessee - 1.78%			Washington Higher Education Facilities Authority
Metropolitan Government Nashville & Davidson			5.63%, 10/01/2040	1,000	1,016
County Health & Educational Facs Bd					$2,019
5.00%, 07/01/2040	5,860	6,574	West Virginia - 0.29%
Tennergy Corp/TN			West Virginia Hospital Finance Authority
5.00%, 02/01/2050(d)	1,000	1,143	5.50%, 06/01/2034	1,250	1,254
		$7,717	Wisconsin - 2.04%
Texas - 7.12%			City of Superior WI (credit support from GO OF
Capital Area Cultural Education Facilities Finance			CORP)
Corp			5.38%, 11/01/2021(a)	750	752
6.13%, 04/01/2045(d)	1,000	1,034	Public Finance Authority
Central Texas Regional Mobility Authority			5.00%, 12/01/2025	3,000	3,394
5.00%, 01/01/2048	2,740	3,107	5.00%, 09/30/2037	500	565
Central Texas Turnpike System			5.00%, 10/01/2048(c)	1,500	1,588
5.00%, 08/15/2031	1,285	1,441	5.25%, 04/01/2030	1,400	1,524
City of Houston TX Airport System Revenue			State of Wisconsin (credit support from ST
5.00%, 07/01/2029	2,000	2,208	APPROP)
Harris County Industrial Development Corp			5.38%, 05/01/2025(a)	125	125
5.00%, 02/01/2023	400	408	5.38%, 05/01/2025(a)	875	875
Harris County-Houston Sports Authority					$8,823
5.00%, 11/15/2030	3,000	3,403	TOTAL MUNICIPAL BONDS		$435,281
Metropolitan Transit Authority of Harris County			Total Investments		$441,862
5.00%, 11/01/2033	2,435	2,873	Liability for Floating Rate Notes Issued in Conjunction with
North Texas Tollway Authority			Securities Held - (2.96)%
5.00%, 01/01/2045	1,000	1,118	Notes with an interest rate of 2.10% - 2.32%	$(12,823)	(12,823)
Port Beaumont Navigation District			at April 30, 2019 and contractual maturity of
7.25%, 02/01/2036(c),(d)	4,500	4,623	collateral from 2023-2026.(g)
Sea Breeze Public Facility Corp			Total Net Investments		$429,039
6.50%, 01/01/2046	100	102	Other Assets and Liabilities - 1.03%		4,457
			TOTAL NET ASSETS - 100.00%		$433,496

See accompanying notes.

Schedule of Investments
Tax-Exempt Bond Fund
April 30, 2019 (unaudited)

(a)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(b)	Security purchased on a when-issued basis.
(c)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities totaled $38,611 or 8.91% of net assets.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(e)	Security or portion of underlying security related to Inverse Floaters entered into by the Fund. See Notes to Financial Statements for additional information.
(f)	Non-income producing security
(g)	Floating rate securities. The interest rate(s) shown reflect the rates in effect at
April 30, 2019.

Portfolio Summary (unaudited)

Sector	Percent
Revenue Bonds	75.70%
General Obligation Unlimited	7.90%
Prerefunded	6.89%
Insured	5.81%
General Obligation Limited	2.24%
Investment Companies	1.52%
Tax Allocation	0.98%
Special Tax	0.47%
Special Assessment	0.26%
Certificate Participation	0.16%
Liability For Floating Rate Notes Issued	(2.96)%
Other Assets and Liabilities	1.03%
TOTAL NET ASSETS	100.00%

See accompanying notes.

Glossary to the Schedule of Investments

April 30, 2019 (unaudited)

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KZT	Kazakhstani Tenge
MXN	Mexican Peso
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
TRY	Turkish Lira
USD/$	United States Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

				Net Realized
		Net Asset Value,		and Unrealized	Total From	Dividends from
		Beginning of	Net Investment	Gain (Loss) on	Investment	Net Investment	Total Dividends	Net Asset Value,
		Period	Income (Loss)(a)	Investments	Operations	Income	and Distributions	End of Period
CALIFORNIA MUNICIPAL FUND
Class A shares
2019	(c)	$10.10	$0.17	$0.39	$0.56	($0.16)	($0.16)	$10.50
2018		10.53	0.36	(0.46)	(0.10)	(0.33)	(0.33)	10.10
2017		10.68	0.36	(0.17)	0.19	(0.34)	(0.34)	10.53
2016		10.46	0.36	0.21	0.57	(0.35)	(0.35)	10.68
2015		10.51	0.41	(0.03)	0.38	(0.43)	(0.43)	10.46
2014		9.75	0.43	0.74	1.17	(0.41)	(0.41)	10.51
Class C shares
2019	(c)	10.12	0.13	0.38	0.51	(0.11)	(0.11)	10.52
2018		10.55	0.27	(0.46)	(0.19)	(0.24)	(0.24)	10.12
2017		10.70	0.28	(0.18)	0.10	(0.25)	(0.25)	10.55
2016		10.48	0.26	0.22	0.48	(0.26)	(0.26)	10.70
2015		10.53	0.31	(0.03)	0.28	(0.33)	(0.33)	10.48
2014		9.77	0.33	0.74	1.07	(0.31)	(0.31)	10.53
CORE PLUS BOND FUND
Class A shares
2019	(c)	10.36	0.16	0.37	0.53	(0.16)	(0.16)	10.73
2018		10.98	0.30	(0.60)	(0.30)	(0.32)	(0.32)	10.36
2017		11.05	0.28	(0.07)	0.21	(0.28)	(0.28)	10.98
2016		10.80	0.24	0.23	0.47	(0.22)	(0.22)	11.05
2015		10.97	0.24	(0.17)	0.07	(0.24)	(0.24)	10.80
2014		10.80	0.23	0.20	0.43	(0.26)	(0.26)	10.97

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

					Ratio of Expenses to
					Average Net Assets		Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		(Excluding Interest		Income to Average Net
Total Return(b)		thousands)	Average Net Assets		Expense and Fees)		Assets		Portfolio Turnover Rate

5.55	%(d)	$300,928	0.81	%(e)	0.77	%(e),(f)	3.42	%(e)	41.3	%(e)
(1.00)		283,709	0.83		0.77	(f)	3.45		49.0
1.82		292,217	0.82		0.77	(f)	3.48		39.8
5.50		334,431	0.82		0.77	(f)	3.31		27.9
3.67		201,572	0.81		0.78	(f)	3.92		26.6
12.28		215,618	0.81		0.77	(f)	4.25		28.7

5.11	(d)	34,772	1.64	(e)	1.60	(e),(f)	2.59	(e)	41.3	(e)
(1.82)		33,333	1.67		1.61	(f)	2.62		49.0
0.99		39,252	1.64		1.59	(f)	2.66		39.8
4.60		48,468	1.65		1.60	(f)	2.43		27.9
2.70		16,014	1.74		1.71	(f)	2.99		26.6
11.15		11,563	1.79		1.75	(f)	3.27		28.7

5.11	(d)	85,914	0.88	(e),(g)	N/A		3.01	(e)	147.3	(e)
(2.74)		78,179	0.88	(g)	N/A		2.80		134.0
1.96		90,713	0.88	(g)	N/A		2.55		128.3
4.40		95,813	0.88	(g)	N/A		2.20		168.4
0.63		96,057	0.88	(g)	N/A		2.16		208.3
4.02		101,747	0.88	(g)	N/A		2.15		204.5

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized. (e) Computed on an annualized basis.

(f) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements (g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
DIVERSIFIED INTERNATIONAL FUND
Class A shares
2019	(c)	$12.26	$0.09	$0.66	$0.75	($0.15)	($0.56)	($0.71)	$12.30
2018		13.96	0.20	(1.71)	(1.51)	(0.19)	–	(0.19)	12.26
2017		11.35	0.11	2.63	2.74	(0.13)	–	(0.13)	13.96
2016		11.55	0.13	(0.22)	(0.09)	(0.11)	–	(0.11)	11.35
2015		11.96	0.15	(0.44)	(0.29)	(0.12)	–	(0.12)	11.55
2014		11.79	0.13	0.22	0.35	(0.18)	–	(0.18)	11.96
Class C shares
2019	(c)	12.21	0.04	0.67	0.71	(0.05)	(0.56)	(0.61)	12.31
2018		13.92	0.10	(1.71)	(1.61)	(0.10)	–	(0.10)	12.21
2017		11.30	0.02	2.64	2.66	(0.04)	–	(0.04)	13.92
2016		11.51	0.06	(0.23)	(0.17)	(0.04)	–	(0.04)	11.30
2015		11.91	0.06	(0.43)	(0.37)	(0.03)	–	(0.03)	11.51
2014		11.77	0.04	0.21	0.25	(0.11)	–	(0.11)	11.91
EQUITY INCOME FUND
Class A shares
2019	(c)	30.97	0.31	2.34	2.65	(0.33)	(1.43)	(1.76)	31.86
2018		31.55	0.64	0.87	1.51	(0.57)	(1.52)	(2.09)	30.97
2017		26.69	0.56	5.28	5.84	(0.46)	(0.52)	(0.98)	31.55
2016		25.80	0.56	0.86	1.42	(0.53)	–	(0.53)	26.69
2015		26.27	0.54	(0.50)	0.04	(0.51)	–	(0.51)	25.80
2014		23.14	0.56	3.04	3.60	(0.47)	–	(0.47)	26.27
Class C shares
2019	(c)	30.17	0.19	2.27	2.46	(0.22)	(1.43)	(1.65)	30.98
2018		30.78	0.40	0.85	1.25	(0.34)	(1.52)	(1.86)	30.17
2017		26.07	0.33	5.16	5.49	(0.26)	(0.52)	(0.78)	30.78
2016		25.22	0.36	0.83	1.19	(0.34)	–	(0.34)	26.07
2015		25.69	0.34	(0.49)	(0.15)	(0.32)	–	(0.32)	25.22
2014		22.65	0.37	2.96	3.33	(0.29)	–	(0.29)	25.69

See accompanying notes.

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets	to Average Net Assets			Portfolio Turnover Rate

7.01	%(d)	$223,350	1.28	%(e),(f)	1.51	%(e)	66.1	%(e)
(10.99)		217,118	1.31		1.42		51.1
24.41		256,761	1.35		0.92		46.7
(0.78)		221,880	1.36		1.21		48.2
(2.39)		242,162	1.35		1.28		51.7
2.94		255,248	1.33		1.10		67.0

6.58	(d)	12,115	2.02	(e),(f)	0.64	(e)	66.1	(e)
(11.68)		15,031	2.08	(f)	0.70		51.1
23.60		16,331	2.08	(f)	0.18		46.7
(1.49)		13,511	2.08	(f)	0.51		48.2
(3.12)		14,376	2.08	(f)	0.55		51.7
2.10		13,125	2.08	(f)	0.36		67.0

9.39	(d)	1,161,697	0.90	(e)	2.06	(e)	15.1	(e)
4.77		1,094,052	0.89		2.02		13.2
22.32		962,989	0.89		1.90		23.3
5.56		891,633	0.91		2.15		16.4
0.16		942,277	0.91		2.06		15.8
15.66		990,916	0.89		2.26		14.5

8.95	(d)	149,217	1.65	(e)	1.29	(e)	15.1	(e)
4.03		178,958	1.62		1.30		13.2
21.42		189,509	1.63		1.16		23.3
4.76		181,177	1.65		1.41		16.4
(0.57)		189,402	1.64		1.32		15.8
14.79		191,198	1.63		1.51		14.5

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized. (e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

		Net Asset	Net Realized			Dividends
		Value,	Net Investment	and Unrealized	Total From	from Net	Distributions	Tax Return	Total	Net Asset
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Investment	from Realized	of Capital	Dividends and	Value, End of
		Period	(a)	Investments	Operations	Income	Gains	Distribution	Distributions	Period
FINISTERRE UNCONSTRAINED EMERGING MARKETS BOND FUND
Class A shares
2019	(c)	$9.78	$0.21	$0.31	$0.52	($0.32)	$–	$–	($0.32)	$9.98
2018		10.44	0.33	(0.44)	(0.11)	(0.25)	(0.30)	–	(0.55)	9.78
2017		10.14	0.41	0.44	0.85	(0.44)	(0.11)	–	(0.55)	10.44
2016	(h)	10.00	0.13	0.13	0.26	(0.12)	–	–	(0.12)	10.14
GLOBAL DIVERSIFIED INCOME FUND
Class A shares
2019	(c)	13.20	0.35	0.38	0.73	(0.34)	–	–	(0.34)	13.59
2018		14.16	0.65	(1.01)	(0.36)	(0.58)	–	(0.02)	(0.60)	13.20
2017		13.72	0.69	0.46	1.15	(0.71)	–	–	(0.71)	14.16
2016		13.59	0.70	0.14	0.84	(0.71)	–	–	(0.71)	13.72
2015		14.76	0.65	(0.86)	(0.21)	(0.61)	(0.35)	–	(0.96)	13.59
2014		14.23	0.63	0.51	1.14	(0.61)	–	–	(0.61)	14.76
Class C shares
2019	(c)	13.12	0.30	0.37	0.67	(0.29)	–	–	(0.29)	13.50
2018		14.07	0.54	(1.00)	(0.46)	(0.48)	–	(0.01)	(0.49)	13.12
2017		13.64	0.59	0.44	1.03	(0.60)	–	–	(0.60)	14.07
2016		13.51	0.60	0.14	0.74	(0.61)	–	–	(0.61)	13.64
2015		14.69	0.54	(0.87)	(0.33)	(0.50)	(0.35)	–	(0.85)	13.51
2014		14.17	0.52	0.51	1.03	(0.51)	–	–	(0.51)	14.69

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

				Ratio of Expenses to Average
					Net Assets (Excluding
					Dividends and Interest	Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to	Expense on Short Sales and		Income to Average Net
Total Return(b)		thousands)	Average Net Assets		Short Sale Fees)		Assets		Portfolio Turnover Rate

5.40	%(d)	$1,377	1.37	%(e),(f)	N/A		4.29	%(e)	329.4	%(e)
(1.12)		1,578	1.47	(f)	N/A		3.30		399.2
8.63		488	1.48	%(f)	1.47	(g)	4.00		465.3
2.56	(d)	101	1.47	(e),(f)	N/A		4.23	(e)	511.0	(e)

5.61	(d)	1,387,723	1.04	(e),(f)	1.04	(e),(g)	5.38	(e)	88.9	(e)
(2.67)		1,474,030	1.07	(f)	1.06	(g)	4.68		106.9
8.63		1,916,690	1.09		1.06	(g)	5.01		120.1
6.50		2,088,052	1.19		1.09	(g)	5.28		101.1
(1.49)		2,353,934	1.09		1.08	(g)	4.64		76.9
8.18		2,466,867	1.17	(f)	1.08	(g)	4.33		83.4

5.17	(d)	1,579,787	1.80	(e),(f)	1.80	(e),(g)	4.63	(e)	88.9	(e)
(3.34)		1,761,951	1.82	(f)	1.81	(g)	3.93		106.9
7.79		2,263,619	1.85		1.82	(g)	4.25		120.1
5.67	(i)	2,417,920	1.95		1.85	(g)	4.52		101.1
(2.17)	(i)	2,677,807	1.85		1.84	(g)	3.88		76.9
7.27	(i)	2,766,661	1.92	(f)	1.83	(g)	3.56		83.4

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Excludes dividends and interest expense on short sales and short sale fees and reverse repurchase agreement expense. See "Operating Policies" in notes to financial statements.

(h) Period from July 11, 2016, date shares first offered, through October 31, 2016.

(i) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
GLOBAL REAL ESTATE SECURITIES FUND
Class A shares
2019	(c)	$8.62	$0.07	$0.94	$1.01	($0.19)	($0.06)	($0.25)	$9.38
2018		8.87	0.16	–	0.16	(0.26)	(0.15)	(0.41)	8.62
2017		8.35	0.09	0.68	0.77	(0.22)	(0.03)	(0.25)	8.87
2016		8.75	0.11	(0.16)	(0.05)	(0.19)	(0.16)	(0.35)	8.35
2015		8.72	0.10	0.21	0.31	(0.23)	(0.05)	(0.28)	8.75
2014		8.30	0.10	0.76	0.86	(0.16)	(0.28)	(0.44)	8.72
Class C shares
2019	(c)	8.32	0.03	0.92	0.95	(0.16)	(0.06)	(0.22)	9.05
2018		8.58	0.09	–	0.09	(0.20)	(0.15)	(0.35)	8.32
2017		8.11	0.02	0.66	0.68	(0.18)	(0.03)	(0.21)	8.58
2016		8.50	0.04	(0.14)	(0.10)	(0.13)	(0.16)	(0.29)	8.11
2015		8.50	0.03	0.20	0.23	(0.18)	(0.05)	(0.23)	8.50
2014		8.12	0.03	0.74	0.77	(0.11)	(0.28)	(0.39)	8.50
GOVERNMENT & HIGH QUALITY BOND FUND
Class A shares
2019	(c)	9.94	0.11	0.33	0.44	(0.13)	–	(0.13)	10.25
2018		10.42	0.21	(0.42)	(0.21)	(0.27)	–	(0.27)	9.94
2017		10.84	0.30	(0.35)	(0.05)	(0.37)	–	(0.37)	10.42
2016		10.93	0.32	(0.02)	0.30	(0.39)	–	(0.39)	10.84
2015		11.03	0.26	(0.06)	0.20	(0.30)	–	(0.30)	10.93
2014		10.98	0.24	0.13	0.37	(0.32)	–	(0.32)	11.03
Class C shares
2019	(c)	9.94	0.07	0.33	0.40	(0.09)	–	(0.09)	10.25
2018		10.41	0.13	(0.41)	(0.28)	(0.19)	–	(0.19)	9.94
2017		10.83	0.21	(0.35)	(0.14)	(0.28)	–	(0.28)	10.41
2016		10.92	0.23	(0.02)	0.21	(0.30)	–	(0.30)	10.83
2015		11.02	0.15	(0.04)	0.11	(0.21)	–	(0.21)	10.92
2014		10.97	0.15	0.12	0.27	(0.22)	–	(0.22)	11.02

See accompanying notes.

Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return(b)		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

12.16	%(d)	$110,127	1.31	%(e)	–%		1.58	%(e)	25.8	%(e)
1.75		101,404	1.31		–		1.81		24.3
9.53		134,866	1.33		–		1.07		67.3
(0.50)		164,926	1.32		–		1.26		54.7
3.59		146,690	1.32	(f)	–		1.11		47.5
11.07		102,093	1.32	(f)	–		1.16		29.3

11.81	(d)	31,717	2.09	(e),(f)	–		0.80	(e)	25.8	(e)
0.93		30,858	2.07	(f)	–		1.02		24.3
8.55		36,680	2.12	(f)	–		0.29		67.3
(1.18)		51,053	2.11	(f)	–		0.49		54.7
2.75		59,807	2.09	(f)	–		0.35		47.5
10.08		47,399	2.14	(f)	–		0.33		29.3

4.45	(d)	222,757	0.83	(e)	0.90	(e),(g)	2.13	(e)	15.0	(e)
(2.04)		227,870	0.81		0.91	(g)	2.06		19.9
(0.45)		273,038	0.81		0.91	(g)	2.85		22.6
2.79		312,158	0.81		0.91	(g)	2.89		31.4
1.80		291,241	0.80		0.90	(g)	2.32		31.0
3.39		316,531	0.79		0.89	(g)	2.22		32.8

4.04	(d)	31,708	1.63	(e),(f)	–		1.33	(e)	15.0	(e)
(2.75)		36,119	1.63	(f)	–		1.25		19.9
(1.33)		49,114	1.63	(f)	–		2.04		22.6
1.91		62,811	1.63	(f)	–		2.08		31.4
0.97		54,699	1.63	(f)	–		1.40		31.0
2.52		59,847	1.63	(f)	–		1.38		32.8

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Excludes expense reimbursement from Manager and/or Distributor.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
HIGH YIELD FUND
Class A shares
2019	(c)	$7.11	$0.20	$0.10	$0.30	($0.21)	$–	($0.21)	$7.20
2018		7.55	0.39	(0.42)	(0.03)	(0.41)	–	(0.41)	7.11
2017		7.24	0.38	0.30	0.68	(0.37)	–	(0.37)	7.55
2016		7.16	0.40	0.11	0.51	(0.43)	–	(0.43)	7.24
2015		7.72	0.40	(0.47)	(0.07)	(0.41)	(0.08)	(0.49)	7.16
2014		7.94	0.43	(0.03)	0.40	(0.46)	(0.16)	(0.62)	7.72
Class C shares
2019	(c)	7.19	0.17	0.10	0.27	(0.18)	–	(0.18)	7.28
2018		7.63	0.34	(0.43)	(0.09)	(0.35)	–	(0.35)	7.19
2017		7.31	0.33	0.31	0.64	(0.32)	–	(0.32)	7.63
2016		7.23	0.35	0.11	0.46	(0.38)	–	(0.38)	7.31
2015		7.78	0.35	(0.47)	(0.12)	(0.35)	(0.08)	(0.43)	7.23
2014		8.01	0.38	(0.04)	0.34	(0.41)	(0.16)	(0.57)	7.78
HIGH YIELD FUND I
Class A shares
2019	(c)	9.44	0.28	0.14	0.42	(0.29)	–	(0.29)	9.57
2018		9.97	0.53	(0.53)	–	(0.53)	–	(0.53)	9.44
2017		9.80	0.48	0.16	0.64	(0.47)	–	(0.47)	9.97
2016		9.64	0.51	0.16	0.67	(0.51)	–	(0.51)	9.80
2015		10.49	0.51	(0.75)	(0.24)	(0.53)	(0.08)	(0.61)	9.64
2014		10.76	0.54	(0.06)	0.48	(0.54)	(0.21)	(0.75)	10.49

See accompanying notes.

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets		to Average Net Assets		Portfolio Turnover Rate

4.28	%(d)	$701,332	0.93	%(e)	5.65	%(e)	43.0	%(e)
(0.45)		609,934	0.92		5.35		42.0
9.63		851,070	0.91		5.12		51.2
7.55		933,518	0.90		5.74		42.7
(0.90)		1,039,461	0.88		5.42		45.1
5.32		1,192,803	0.93		5.53		51.7

3.85	(d)	205,172	1.66	(e)	4.95	(e)	43.0	(e)
(1.16)		259,729	1.63		4.64		42.0
8.89		339,347	1.63		4.40		51.2
6.68		382,177	1.65		5.00		42.7
(1.50)		415,004	1.63		4.69		45.1
4.42		502,489	1.62		4.82		51.7

4.40	(d),(f)	6,225	1.05	(e),(g)	6.03	(e)	36.5	(e)
0.07	(f)	6,376	1.05	(g)	5.50		42.5
6.67		6,031	1.05	(g)	4.80		104.8
7.31		5,426	1.05	(g)	5.36		51.5
(2.37)		3,981	1.05	(g)	4.96		49.6
4.56		2,661	1.05	(g)	5.09		43.2

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
INCOME FUND
Class A shares
2019	(c)	$9.18	$0.12	$0.31	$0.43	($0.15)	$–	($0.15)	$9.46
2018		9.56	0.28	(0.37)	(0.09)	(0.29)	–	(0.29)	9.18
2017		9.64	0.25	(0.05)	0.20	(0.28)	–	(0.28)	9.56
2016		9.48	0.27	0.21	0.48	(0.32)	–	(0.32)	9.64
2015		9.76	0.27	(0.26)	0.01	(0.29)	–	(0.29)	9.48
2014		9.65	0.32	0.13	0.45	(0.34)	–	(0.34)	9.76
Class C shares
2019	(c)	9.23	0.08	0.32	0.40	(0.11)	–	(0.11)	9.52
2018		9.62	0.21	(0.38)	(0.17)	(0.22)	–	(0.22)	9.23
2017		9.69	0.18	(0.05)	0.13	(0.20)	–	(0.20)	9.62
2016		9.53	0.19	0.21	0.40	(0.24)	–	(0.24)	9.69
2015		9.81	0.20	(0.27)	(0.07)	(0.21)	–	(0.21)	9.53
2014		9.70	0.24	0.13	0.37	(0.26)	–	(0.26)	9.81
INFLATION PROTECTION FUND
Class A shares
2019	(c)	8.16	–	0.33	0.33	(0.23)	–	(0.23)	8.26
2018		8.47	0.17	(0.32)	(0.15)	(0.16)	–	(0.16)	8.16
2017		8.62	0.11	(0.20)	(0.09)	(0.06)	–	(0.06)	8.47
2016		8.29	0.03	0.36	0.39	(0.06)	–	(0.06)	8.62
2015		8.62	0.01	(0.23)	(0.22)	(0.11)	–	(0.11)	8.29
2014		8.69	0.05	0.04	0.09	–	(0.16)	(0.16)	8.62

See accompanying notes.

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets	to Average Net Assets			Portfolio Turnover Rate

4.68	%(d)	$241,490	0.89	%(e)	2.58	%(e)	9.0	%(e)
(0.94)		226,417	0.88		3.01		9.2
2.13		254,848	0.87		2.67		12.5
5.12		273,241	0.88		2.81		12.9
0.06		265,113	0.87		2.82		11.5
4.77		272,809	0.86		3.26		11.3

4.34	(d)	49,645	1.70	(e)	1.77	(e)	9.0	(e)
(1.82)		52,031	1.67		2.21		9.2
1.40		62,012	1.68		1.86		12.5
4.25		66,576	1.69		2.00		12.9
(0.73)		64,349	1.66		2.02		11.5
3.90		65,027	1.67		2.45		11.3

4.19	(d)	11,110	0.90	(e),(f)	0.04	(e)	73.9	(e)
(1.92) (g)		10,052	0.90	(f)	2.00		84.0
(0.87) (g)		11,735	0.90	(f)	1.31		60.9
4.72		13,910	0.90	(f)	0.30		62.0
(2.62)		13,490	0.90	(f)	0.09		54.5
1.07		15,296	0.90	(f)	0.55		101.6

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
INTERNATIONAL EMERGING MARKETS FUND
Class A shares
2019	(c)	$24.03	($0.02)	$2.29	$2.27	($0.17)	($0.51)	($0.68)	$25.62
2018		29.17	0.23	(5.10)	(4.87)	(0.27)	–	(0.27)	24.03
2017		22.74	0.23	6.40	6.63	(0.20)	–	(0.20)	29.17
2016		21.37	0.11	1.32	1.43	(0.06)	–	(0.06)	22.74
2015		25.01	0.19	(3.56)	(3.37)	(0.27)	–	(0.27)	21.37
2014		25.11	0.18	(0.23)	(0.05)	(0.05)	–	(0.05)	25.01
Class C shares
2019	(c)	22.76	(0.14)	2.19	2.05	–	(0.51)	(0.51)	24.30
2018		27.68	(0.06)	(4.85)	(4.91)	(0.01)	–	(0.01)	22.76
2017		21.61	(0.03)	6.10	6.07	–	–	–	27.68
2016		20.45	(0.10)	1.26	1.16	–	–	–	21.61
2015		23.96	(0.06)	(3.39)	(3.45)	(0.06)	–	(0.06)	20.45
2014		24.24	(0.05)	(0.23)	(0.28)	–	–	–	23.96
INTERNATIONAL FUND I
Class A shares
2019	(c)	14.06	0.08	1.08	1.16	(0.26)	(0.66)	(0.92)	14.30
2018		16.60	0.24	(2.67)	(2.43)	(0.11)	–	(0.11)	14.06
2017		12.99	0.12	3.55	3.67	(0.06)	–	(0.06)	16.60
2016		13.45	0.07	(0.45)	(0.38)	(0.08)	–	(0.08)	12.99
2015		13.63	0.14	(0.01)	0.13	(0.31)	–	(0.31)	13.45
2014	(i)	13.71	–	(0.08)	(0.08)	–	–	–	13.63

See accompanying notes.

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets	to Average Net Assets			Portfolio Turnover Rate

9.84%(d),(e)		$84,223	1.57	%(f),(g)	(0.16	)%(f)	180.4	%(f)
(16.88)		79,698	1.62	(g),(h)	0.81		118.1
29.49		98,679	1.62	(g),(h)	0.90		97.4
6.75		77,283	1.75	(g)	0.53		120.3
(13.56)		78,797	1.75	(g)	0.79		88.4
(0.18)		93,053	1.76	(g)	0.71		114.7

9.29	(d)	9,510	2.57	(f),(g)	(1.18	) (f)	180.4	(f)
(17.78) (e)		10,972	2.67	(g),(h)	(0.22)		118.1
28.19	(e)	13,144	2.67	(g),(h)	(0.14)		97.4
5.62	(e)	9,220	2.80	(g)	(0.51)		120.3
(14.43)		9,388	2.80	(g)	(0.25)		88.4
(1.16)		10,906	2.70	(g)	(0.20)		114.7

9.53	(d)	10,038	1.35	(f),(g)	1.25	(f)	85.3	(f)
(14.75)		7,737	1.45	(g)	1.47		70.2
28.41		6,867	1.45	(g)	0.84		66.6
(2.91)	(e)	3,992	1.45	(g)	0.54		69.9
0.96	(e)	5,303	1.45	(g)	1.02		52.8
(0.51)	(d),(e)	771	1.45	(f),(g)	(0.01	) (f)	128.4	(f)

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(f) Computed on an annualized basis.

(g) Reflects Manager's contractual expense limit.

(h) Includes .01% of expenses associated with the reclaim of foreign taxes paid. The expense is not subject to the Manager's contractual expense limit.

(i) Period from June 3, 2014, date shares first offered, through October 31, 2014.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
LARGECAP GROWTH FUND
Class A shares
2019	(c)	$9.19	($0.01)	$0.10	$0.09	$–	($3.43)	($3.43)	$5.85
2018		10.52	(0.04)	0.47	0.43	–	(1.76)	(1.76)	9.19
2017		9.46	(0.01)	2.33	2.32	(0.01)	(1.25)	(1.26)	10.52
2016		10.94	–	(0.40)	(0.40)	–	(1.08)	(1.08)	9.46
2015		11.55	(0.02)	0.63	0.61	–	(1.22)	(1.22)	10.94
2014		11.25	(0.02)	1.53	1.51	–	(1.21)	(1.21)	11.55
LARGECAP GROWTH FUND I
Class A shares
2019	(c)	15.08	(0.01)	1.70	1.69	–	(1.70)	(1.70)	15.07
2018		14.62	(0.05)	1.90	1.85	–	(1.39)	(1.39)	15.08
2017		11.79	(0.05)	3.41	3.36	–	(0.53)	(0.53)	14.62
2016		13.31	(0.05)	0.02	(0.03)	–	(1.49)	(1.49)	11.79
2015		13.47	(0.06)	1.17	1.11	–	(1.27)	(1.27)	13.31
2014		12.70	(0.06)	1.60	1.54	–	(0.77)	(0.77)	13.47

See accompanying notes.

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets		to Average Net Assets		Portfolio Turnover Rate

9.34	%(d)	$392,137	1.14	%(e)	(0.30	)%(e)	97.8	%(e)
4.34		371,405	1.10		(0.40)		77.2
28.35		379,271	1.12		(0.10)		80.0
(4.09)		328,689	1.11		(0.02)		62.5
5.96		380,233	1.07		(0.19)		54.1
14.61		374,202	1.07		(0.17)		57.7

13.59	(d),(f)	47,018	1.04	(e),(g)	(0.10	) (e)	29.5	(e)
13.21	(f)	39,217	1.04	(g)	(0.36)		34.8
29.68		23,722	1.16	(g)	(0.36)		38.5
(0.21)		22,488	1.15	(g)	(0.41)		32.8
9.22		14,606	1.25	(g)	(0.50)		39.3
12.70		6,464	1.25	(g)	(0.47)		38.4

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

(g) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
LARGECAP S&P 500 INDEX FUND
Class A shares
2019	(c)	$17.99	$0.16	$1.35	$1.51	($0.28)	($0.84)	($1.12)	$18.38
2018		17.96	0.29	0.92	1.21	(0.25)	(0.93)	(1.18)	17.99
2017		15.02	0.26	3.14	3.40	(0.26)	(0.20)	(0.46)	17.96
2016		14.79	0.25	0.32	0.57	(0.22)	(0.12)	(0.34)	15.02
2015		14.35	0.23	0.44	0.67	(0.22)	(0.01)	(0.23)	14.79
2014		12.46	0.20	1.86	2.06	(0.17)	–	(0.17)	14.35
Class C shares
2019	(c)	17.51	0.08	1.34	1.42	(0.15)	(0.84)	(0.99)	17.94
2018		17.54	0.13	0.90	1.03	(0.13)	(0.93)	(1.06)	17.51
2017		14.69	0.12	3.08	3.20	(0.15)	(0.20)	(0.35)	17.54
2016		14.49	0.13	0.31	0.44	(0.12)	(0.12)	(0.24)	14.69
2015		14.08	0.11	0.44	0.55	(0.13)	(0.01)	(0.14)	14.49
2014		12.29	0.09	1.82	1.91	(0.12)	–	(0.12)	14.08
MIDCAP FUND
Class A shares
2019	(c)	26.24	(0.02)	4.38	4.36	–	(2.74)	(2.74)	27.86
2018		26.90	(0.04)	0.29	0.25	–	(0.91)	(0.91)	26.24
2017		21.79	(0.02)	5.63	5.61	(0.03)	(0.47)	(0.50)	26.90
2016		22.25	0.04	0.79	0.83	–	(1.29)	(1.29)	21.79
2015		21.99	(0.01)	1.35	1.34	–	(1.08)	(1.08)	22.25
2014		19.87	0.02	2.52	2.54	–	(0.42)	(0.42)	21.99
Class C shares
2019	(c)	23.77	(0.10)	3.89	3.79	–	(2.74)	(2.74)	24.82
2018		24.63	(0.22)	0.27	0.05	–	(0.91)	(0.91)	23.77
2017		20.10	(0.18)	5.18	5.00	–	(0.47)	(0.47)	24.63
2016		20.77	(0.11)	0.73	0.62	–	(1.29)	(1.29)	20.10
2015		20.74	(0.17)	1.28	1.11	–	(1.08)	(1.08)	20.77
2014		18.90	(0.12)	2.38	2.26	–	(0.42)	(0.42)	20.74

See accompanying notes.

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets	to Average Net Assets			Portfolio Turnover Rate

9.55	%(d)	$426,496	0.45	%(e)	1.82	%(e)	2.6	%(e)
6.89		380,299	0.44		1.60		5.8
23.04		355,131	0.46		1.57		3.4
3.97		289,269	0.48		1.70		4.2
4.68		269,123	0.48		1.56		6.3
16.70		245,546	0.49	(f)	1.48		5.9

9.08	(d)	66,774	1.30	(e),(f)	0.99	(e)	2.6	(e)
5.92		65,204	1.30	(f)	0.75		5.8
22.07		56,953	1.30	(f)	0.72		3.4
3.11		41,497	1.30	(f)	0.88		4.2
3.92		32,500	1.30	(f)	0.74		6.3
15.62		25,433	1.30	(f)	0.66		5.9

19.39	(d)	1,609,226	0.99	(e)	(0.17	) (e)	13.5	(e)
0.86		1,439,026	0.96		(0.14)		25.8
26.19		1,714,560	1.00		(0.10)		15.4
4.14		2,096,851	0.99		0.19		22.4
6.35		1,995,620	0.98		(0.06)		22.6
13.05		1,863,094	1.00		0.11		18.3

18.97	(d)	251,282	1.71	(e)	(0.88	) (e)	13.5	(e)
0.11		248,197	1.69		(0.86)		25.8
25.31		301,746	1.71		(0.81)		15.4
3.39		309,404	1.73		(0.57)		22.4
5.59		346,242	1.71		(0.79)		22.6
12.22		353,109	1.74	(f)	(0.63)		18.3

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

				Net Realized
		Net Asset Value,		and Unrealized	Total From	Dividends from
		Beginning of	Net Investment	Gain (Loss) on	Investment	Net Investment	Total Dividends	Net Asset Value,
		Period	Income (Loss)(a)	Investments	Operations	Income	and Distributions	End of Period
MIDCAP VALUE FUND I
Class A shares
2019	(c)	$13.56	($0.01)	$0.45	$0.44	$–	$–	$14.00
MONEY MARKET FUND
Class A shares
2019	(g)	1.00	0.01	–	0.01	(0.01)	(0.01)	1.00
2018		1.00	0.01	–	0.01	(0.01)	(0.01)	1.00
2017		1.00	–	0.01	0.01	(0.01)	(0.01)	1.00
2016		1.00	–	–	–	–	–	1.00
2015		1.00	–	–	–	–	–	1.00
2014		1.00	–	–	–	–	–	1.00

See accompanying notes.

Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

							Ratio of Net Investment
		Net Assets, End of Period (in	Ratio of Expenses to		Ratio of Gross Expenses to		Income to Average Net
Total Return(b)		thousands)	Average Net Assets		Average Net Assets		Assets		Portfolio Turnover Rate

3.24	%(d)	$25,618	1.25	%(e),(f)	–%		(1.02	)%(e)	54.1	%(e)

1.02	(d)	240,405	0.50 (e)	,(f)	0.61	(e),(h)	2.04	(e)	0.0	(e)
1.36		231,844	0.52	(f)	0.63	(h)	1.34		0.0
0.53		245,177	0.53		0.53	(h)	0.47		0.0
0.00		451,554	0.50		0.54	(h)	0.00		0.0
0.00		465,970	0.20		0.53	(h)	0.00		0.0
0.00		471,109	0.17		0.54	(h)	0.00		0.0

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Period from April 2, 2019, date shares first offered, through April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Six months ended April 30, 2019.

(h) Excludes expense reimbursement from Manager.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL CAPITAL APPRECIATION FUND
Class A shares
2019	(c)	$63.24	$0.27	$3.38	$3.65	($0.66)	($18.20)	($18.86)	$48.03
2018		63.68	0.84	3.47	4.31	(0.62)	(4.13)	(4.75)	63.24
2017		57.28	0.56	11.52	12.08	(0.59)	(5.09)	(5.68)	63.68
2016		59.26	0.64	0.39	1.03	(0.66)	(2.35)	(3.01)	57.28
2015		58.80	0.62	2.60	3.22	(0.53)	(2.23)	(2.76)	59.26
2014		52.54	0.50	7.32	7.82	(0.41)	(1.15)	(1.56)	58.80
Class C shares
2019	(c)	48.95	0.05	1.83	1.88	(0.45)	(18.20)	(18.65)	32.18
2018		50.38	0.24	2.75	2.99	(0.29)	(4.13)	(4.42)	48.95
2017		46.47	0.06	9.21	9.27	(0.27)	(5.09)	(5.36)	50.38
2016		48.72	0.13	0.32	0.45	(0.35)	(2.35)	(2.70)	46.47
2015		48.88	0.12	2.15	2.27	(0.20)	(2.23)	(2.43)	48.72
2014		44.06	0.02	6.11	6.13	(0.16)	(1.15)	(1.31)	48.88
REAL ESTATE SECURITIES FUND
Class A shares
2019	(c)	23.20	0.17	2.90	3.07	(0.18)	(0.43)	(0.61)	25.66
2018		23.65	0.35	0.11	0.46	(0.45)	(0.46)	(0.91)	23.20
2017		22.80	0.23	1.46	1.69	(0.24)	(0.60)	(0.84)	23.65
2016		23.22	0.25	0.87	1.12	(0.28)	(1.26)	(1.54)	22.80
2015		22.25	0.25	1.19	1.44	(0.25)	(0.22)	(0.47)	23.22
2014		21.63	0.19	3.63	3.82	(0.29)	(2.91)	(3.20)	22.25
Class C shares
2019	(c)	22.77	0.08	2.85	2.93	(0.09)	(0.43)	(0.52)	25.18
2018		23.23	0.17	0.10	0.27	(0.27)	(0.46)	(0.73)	22.77
2017		22.42	0.05	1.43	1.48	(0.07)	(0.60)	(0.67)	23.23
2016		22.90	0.06	0.85	0.91	(0.13)	(1.26)	(1.39)	22.42
2015		21.95	0.08	1.17	1.25	(0.08)	(0.22)	(0.30)	22.90
2014		21.38	0.03	3.59	3.62	(0.14)	(2.91)	(3.05)	21.95

See accompanying notes.

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets		to Average Net Assets		Portfolio Turnover Rate

11.51	%(d)	$988,709	0.86	%(e)	1.13	%(e)	51.9	%(e)
6.95		950,601	0.83		1.30		36.3
22.53		970,151	0.82		0.94		20.1
1.91		878,686	0.84		1.13		34.5
5.72		933,710	0.84		1.06		14.0
15.22		810,788	0.82		0.91		8.3

11.03	(d)	42,704	1.71	(e)	0.32	(e)	51.9	(e)
6.09		51,955	1.65		0.48		36.3
21.54		52,721	1.65		0.12		20.1
1.05		46,507	1.67		0.29		34.5
4.87		48,298	1.65	(f)	0.25		14.0
14.22		42,658	1.67	(f)	0.05		8.3

13.56	(d)	305,152	1.26	(e)	1.43	(e)	19.2	(e)
1.99		277,447	1.25		1.51		22.7
7.59		297,516	1.28		1.00		24.3
4.99	(g)	370,306	1.25		1.08		24.8
6.57	(g)	289,165	1.30		1.08		26.2
21.34		208,670	1.30	(f)	0.92		11.1

13.15	(d)	47,654	2.04	(e)	0.66	(e)	19.2	(e)
1.19		47,303	2.03		0.73		22.7
6.75		50,302	2.05		0.21		24.3
4.17		52,388	2.07	(f)	0.27		24.8
5.71		42,051	2.07	(f)	0.35		26.2
20.42		33,740	2.09	(f)	0.13		11.1

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Total return is calculated using the traded net asset value which may differ from the reported net asset value. The traded net asset value is the net asset value which a shareholder would have paid or received from a subscription or redemption.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SHORT-TERM INCOME FUND
Class A shares
2019	(c)	$12.01	$0.14	$0.16	$0.30	($0.14)	$–	($0.14)	$12.17
2018		12.21	0.24	(0.20)	0.04	(0.24)	–	(0.24)	12.01
2017		12.23	0.21	(0.02)	0.19	(0.21)	–	(0.21)	12.21
2016		12.18	0.20	0.06	0.26	(0.21)	–	(0.21)	12.23
2015		12.23	0.17	(0.05)	0.12	(0.17)	–	(0.17)	12.18
2014		12.27	0.18	(0.03)	0.15	(0.18)	(0.01)	(0.19)	12.23
Class C shares
2019	(c)	12.01	0.08	0.17	0.25	(0.08)	–	(0.08)	12.18
2018		12.21	0.13	(0.20)	(0.07)	(0.13)	–	(0.13)	12.01
2017		12.24	0.10	(0.03)	0.07	(0.10)	–	(0.10)	12.21
2016		12.18	0.09	0.07	0.16	(0.10)	–	(0.10)	12.24
2015		12.24	0.06	(0.06)	–	(0.06)	–	(0.06)	12.18
2014		12.28	0.07	(0.03)	0.04	(0.07)	(0.01)	(0.08)	12.24
SMALLCAP FUND
Class A shares
2019	(c)	22.60	–	1.44	1.44	(0.01)	(2.90)	(2.91)	21.13
2018		24.13	0.01	0.43	0.44	–	(1.97)	(1.97)	22.60
2017		20.02	(0.02)	4.65	4.63	(0.09)	(0.43)	(0.52)	24.13
2016		20.62	0.10	0.04	0.14	–	(0.74)	(0.74)	20.02
2015		21.74	(0.04)	1.39	1.35	–	(2.47)	(2.47)	20.62
2014		21.60	(0.04)	1.74	1.70	–	(1.56)	(1.56)	21.74
Class C shares
2019	(c)	20.33	(0.07)	1.21	1.14	–	(2.90)	(2.90)	18.57
2018		22.06	(0.16)	0.40	0.24	–	(1.97)	(1.97)	20.33
2017		18.40	(0.19)	4.28	4.09	–	(0.43)	(0.43)	22.06
2016		19.16	(0.05)	0.03	(0.02)	–	(0.74)	(0.74)	18.40
2015		20.53	(0.20)	1.30	1.10	–	(2.47)	(2.47)	19.16
2014		20.65	(0.21)	1.65	1.44	–	(1.56)	(1.56)	20.53

See accompanying notes.

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets		to Average Net Assets		Portfolio Turnover Rate

2.49	%(d)	$293,640	0.69	%(e)	2.31	%(e)	46.8	%(e)
0.31		292,426	0.67		1.98		57.3
1.55		325,872	0.68		1.72		59.5
2.17		340,470	0.69		1.63		53.6
0.98		297,899	0.68		1.39		56.4
1.20		277,110	0.69		1.45		49.1

2.11	(d)	58,674	1.58	(e)	1.41	(e)	46.8	(e)
(0.59)		63,169	1.57		1.07		57.3
0.57		77,278	1.57		0.82		59.5
1.36		86,734	1.57		0.75		53.6
0.00		84,886	1.57		0.50		56.4
0.30		90,275	1.57	(f)	0.57		49.1

9.13	(d)	232,784	1.21	(e)	0.02	(e)	38.5	(e)
1.73		218,500	1.18		0.06		51.6
23.33		228,263	1.23		(0.11)		67.5
0.77		214,666	1.24	(f)	0.52		59.1
6.90		225,217	1.23	(f)	(0.19)		69.2
8.08		189,911	1.23	(f)	(0.19)		67.6

8.61	(d)	30,192	2.02	(e),(f)	(0.78	) (e)	38.5	(e)
0.93		34,505	1.98	(f)	(0.75)		51.6
22.39		31,527	2.02	(f)	(0.91)		67.5
(0.03)		25,294	2.08	(f)	(0.31)		59.1
5.99		25,086	2.07	(f)	(1.01)		69.2
7.13		15,737	2.08	(f)	(1.04)		67.6

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

See accompanying notes.

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

				Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SMALLCAP VALUE FUND II
Class A shares
2019	(c)	$11.96	$0.03	$0.33	$0.36	($0.04)	($1.78)	($1.82)	$10.50
2018		13.61	0.01	(0.36)	(0.35)	–	(1.30)	(1.30)	11.96
2017		11.84	(0.02)	2.55	2.53	(0.04)	(0.72)	(0.76)	13.61
2016		12.68	0.01	0.45	0.46	(0.05)	(1.25)	(1.30)	11.84
2015		14.08	–	0.14	0.14	(0.04)	(1.50)	(1.54)	12.68
2014	(g)	13.75	(0.03)	0.36	0.33	–	–	–	14.08
TAX-EXEMPT BOND FUND
Class A shares
2019	(c)	6.95	0.13	0.28	0.41	(0.12)	–	(0.12)	7.24
2018		7.24	0.28	(0.31)	(0.03)	(0.26)	–	(0.26)	6.95
2017		7.42	0.29	(0.20)	0.09	(0.27)	–	(0.27)	7.24
2016		7.34	0.28	0.06	0.34	(0.26)	–	(0.26)	7.42
2015		7.42	0.30	(0.07)	0.23	(0.31)	–	(0.31)	7.34
2014		7.00	0.31	0.41	0.72	(0.30)	–	(0.30)	7.42
Class C shares
2019	(c)	6.97	0.10	0.29	0.39	(0.09)	–	(0.09)	7.27
2018		7.27	0.22	(0.32)	(0.10)	(0.20)	–	(0.20)	6.97
2017		7.44	0.23	(0.19)	0.04	(0.21)	–	(0.21)	7.27
2016		7.36	0.21	0.07	0.28	(0.20)	–	(0.20)	7.44
2015		7.44	0.24	(0.07)	0.17	(0.25)	–	(0.25)	7.36
2014		7.02	0.25	0.41	0.66	(0.24)	–	(0.24)	7.44

See accompanying notes.

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

					Ratio of Expenses to
					Average Net Assets		Ratio of Gross		Ratio of Net
		Net Assets, End of Period (in	Ratio of Expenses to		(Excluding Interest		Expenses to Average		Investment Income to		Portfolio Turnover
Total Return(b)		thousands)	Average Net Assets		Expense and Fees)		Net Assets		Average Net Assets		Rate

5.74	%(d)	$7,813	1.45	%(e),(f)	N/A		–%		0.49	%(e)	74.4	%(e)
(3.25)		7,529	1.45	(f)	N/A		–		0.04		84.1
21.53		6,994	1.45	(f)	N/A		–		(0.12)		58.6
4.38		2,862	1.45	(f)	N/A		–		0.13		52.5
1.12		2,320	1.45	(f)	N/A		–		(0.01)		47.8
2.40	(d)	223	1.45	(e),(f)	N/A		–		(0.58) (e)		42.1	(e)

5.93	(d)	302,933	0.87	%(e)	0.78	(e),(h)	–		3.64	(e)	67.6	(e)
(0.42)		269,439	0.85		0.78	(h)	–		3.87		65.8
1.29		277,289	0.83		0.79	(h)	–		3.97		30.9
4.71		326,545	0.81		0.78	(h)	–		3.68		33.7
3.17		226,170	0.81		0.79	(h)	0.81		4.06		21.0
10.52		207,234	0.81		0.78	(f),(h)	0.81	(i)	4.35		22.3

5.63	(d)	31,999	1.69	(e)	1.60	(e),(f),(h)	1.73	(e),(i)	2.82	(e)	67.6	(e)
(1.38)		26,337	1.67		1.60	(f),(h)	1.73	(i)	3.05		65.8
0.60		27,133	1.64		1.60	(f),(h)	1.68	(i)	3.16		30.9
3.84		31,846	1.63		1.60	(f),(h)	1.69	(i)	2.84		33.7
2.32		14,771	1.62		1.60	(f),(h)	1.78	(i)	3.25		21.0
9.59		9,901	1.63		1.60	(f),(h)	1.84	(i)	3.52		22.3

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable.

(c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized.

(e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Period from June 3, 2014, date shares first offered, through October 31, 2014.

(h) Excludes interest expense and fees paid through inverse floater agreements. See "Operating Policies" in notes to financial statements.

(i) Excludes expense reimbursement from Manager.

See accompanying notes.

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2019 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee may apply to IRA accounts and 403(b) accounts within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period				During Period
	Account	Ending Account	November 1,		Beginning Account	Ending Account	November 1,		Annualized
	Value November	Value April 30,	2018 to April 30,		Value November	Value April 30,	2018 to April 30,		Expense
	1, 2018	2019	2019	(a)	1, 2018	2019	2019	(a)	Ratio
California Municipal Fund
Class A	$1,000.00	$1,055.51	$4.13		$1,000.00	$1,020.78	$4.06		0.81%
Class C	1,000.00	1,051.09	8.34		1,000.00	1,016.66	8.20		1.64
California Municipal Fund (Excluding Interest Expense and Fees)
Class A	1,000.00	1,055.50	3.92		1,000.00	1,020.93	3.87		0.77
Class C	1,000.00	1,051.10	8.14		1,000.00	1,016.76	8.03		1.60
Core Plus Bond Fund
Class A	1,000.00	1,051.10	4.48		1,000.00	1,020.43	4.41		0.88
Diversified International Fund
Class A	1,000.00	1,070.14	6.57		1,000.00	1,018.45	6.41		1.28
Class C	1,000.00	1,065.80	10.35		1,000.00	1,014.78	10.09		2.02
Equity Income Fund
Class A	1,000.00	1,093.93	4.67		1,000.00	1,020.33	4.51		0.90
Class C	1,000.00	1,089.50	8.55		1,000.00	1,016.61	8.25		1.65
Finisterre Unconstrained Emerging
Markets Bond Fund
Class A	1,000.00	1,053.98	6.98		1,000.00	1,018.00	6.85		1.37
Global Diversified Income Fund
Class A	1,000.00	1,056.10	5.30		1,000.00	1,019.64	5.21		1.04
Class C	1,000.00	1,051.69	9.16		1,000.00	1,015.87	9.00		1.80

Shareholder Expense Example
		Principal Funds, Inc.
		April 30, 2019 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period				During Period
	Account	Ending Account	November 1,		Beginning Account	Ending Account	November 1,		Annualized
	Value November	Value April 30,	2018 to April 30,		Value November	Value April 30,	2018 to April 30,		Expense
	1, 2018	2019	2019	(a)	1, 2018	2019	2019	(a)	Ratio
Global Diversified Income Fund (Excluding Dividends and Interest Expense
on Shorts and Short Sale Fees)
Class A	$1,000.00	$1,056.10	$5.30		$1,000.00	$1,019.64	$5.21		1.04%
Class C	1,000.00	1,051.69	9.16		1,000.00	1,015.87	9.00		1.80
Global Real Estate Securities Fund
Class A	1,000.00	1,121.59	6.89		1,000.00	1,018.30	6.56		1.31
Class C	1,000.00	1,118.09	10.98		1,000.00	1,014.43	10.44		2.09
Government & High Quality Bond
Fund
Class A	1,000.00	1,044.52	4.21		1,000.00	1,020.68	4.16		0.83
Class C	1,000.00	1,040.42	8.25		1,000.00	1,016.71	8.15		1.63
High Yield Fund
Class A	1,000.00	1,042.75	4.71		1,000.00	1,020.18	4.66		0.93
Class C	1,000.00	1,038.52	8.39		1,000.00	1,016.56	8.30		1.66
High Yield Fund I
Class A	1,000.00	1,044.04	5.32		1,000.00	1,019.59	5.26		1.05
Income Fund
Class A	1,000.00	1,046.82	4.52		1,000.00	1,020.38	4.46		0.89
Class C	1,000.00	1,043.45	8.61		1,000.00	1,016.36	8.50		1.70
Inflation Protection Fund
Class A	1,000.00	1,041.86	4.56		1,000.00	1,020.33	4.51		0.90
International Emerging Markets
Fund
Class A	1,000.00	1,098.36	8.17		1,000.00	1,017.01	7.85		1.57
Class C	1,000.00	1,092.87	13.34		1,000.00	1,012.05	12.82		2.57
International Fund I
Class A	1,000.00	1,095.26	7.01		1,000.00	1,018.10	6.76		1.35
LargeCap Growth Fund
Class A	1,000.00	1,093.41	5.92		1,000.00	1,019.14	5.71		1.14
LargeCap Growth Fund I
Class A	1,000.00	1,135.90	5.51		1,000.00	1,019.64	5.21		1.04
LargeCap S&P 500 Index Fund
Class A	1,000.00	1,095.46	2.34		1,000.00	1,022.56	2.26		0.45
Class C	1,000.00	1,090.80	6.74		1,000.00	1,018.35	6.51		1.30
MidCap Fund
Class A	1,000.00	1,193.93	5.39		1,000.00	1,019.89	4.96		0.99
Class C	1,000.00	1,189.71	9.28		1,000.00	1,016.31	8.55		1.71
MidCap Value Fund I
Class A	1,000.00	1,032.45	0.97	(b)	1,000.00	1,018.60	6.26		1.25
Money Market Fund
Class A	1,000.00	1,010.19	2.49		1,000.00	1,022.32	2.51		0.50
Principal Capital Appreciation Fund
Class A	1,000.00	1,115.11	4.51		1,000.00	1,020.53	4.31		0.86
Class C	1,000.00	1,110.32	8.95		1,000.00	1,016.31	8.55		1.71
Real Estate Securities Fund
Class A	1,000.00	1,135.56	6.67		1,000.00	1,018.55	6.31		1.26
Class C	1,000.00	1,131.54	10.78		1,000.00	1,014.68	10.19		2.04
Short-Term Income Fund
Class A	1,000.00	1,024.85	3.46		1,000.00	1,021.37	3.46		0.69
Class C	1,000.00	1,021.15	7.92		1,000.00	1,016.96	7.90		1.58
SmallCap Fund
Class A	1,000.00	1,091.35	6.27		1,000.00	1,018.79	6.06		1.21
Class C	1,000.00	1,086.08	10.45		1,000.00	1,014.78	10.09		2.02

Shareholder Expense Example
		Principal Funds, Inc.
		April 30, 2019 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period				During Period
	Account	Ending Account	November 1,		Beginning Account	Ending Account	November 1,		Annualized
	Value November	Value April 30,	2018 to April 30,		Value November	Value April 30,	2018 to Aprl 30,i		Expense
	1, 2018	2019	2019	(a)	1, 2018	2019	2019	(a)	Ratio
SmallCap Value Fund II
Class A	$1,000.00	$1,057.35	$7.40		$1,000.00	$1,017.60	$7.25		1.45%
Tax-Exempt Bond Fund
Class A	1,000.00	1,059.25	4.44		1,000.00	1,020.48	4.36		0.87
Class C	1,000.00	1,056.26	8.62		1,000.00	1,016.41	8.45		1.69
Tax-Exempt Bond Fund (Excluding Interest Expense and Fees)
Class A	1,000.00	1,059.30	3.98		1,000.00	1,020.88	3.92		0.78
Class C	1,000.00	1,056.30	8.16		1,000.00	1,016.76	8.03		1.60

(a)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
(b)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period (April 2, 2019, toApril 30, 2019), multiplied by 28/365 (to reflect the period since inception).

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Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2018, January 2019, February 2019, March 2019, April 2019 and May 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	December 2018
Fund		Net Income	Realized Gain	Capital Sources
Diversified International Fund		60.14%	0.00%	39.86%
Finisterre Unconstrained Emerging Markets Bond Fund		81.93	0.00	18.07
Global Diversified Income Fund		0.00	0.00	100.00
Global Real Estate Securities Fund		46.01	16.78	37.21
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		27.13	0.00	72.87
High Yield Fund I		98.48	0.00	1.52
Income Fund		0.00	0.00	100.00
Inflation Protection Fund		94.17	0.00	5.83
International Emerging Markets Fund		59.26	0.00	40.74
International Fund I		92.45	0.00	7.55
LargeCap Growth Fund		0.00	100.00	0.00
SmallCap Value Fund II		84.63	0.00	15.37

	January 2019
Fund		Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund		83.46%	0.00%	16.54%
Global Diversified Income Fund		0.00	0.00	100.00
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		28.85	0.00	71.15
High Yield Fund I		99.28	0.00	0.72
Income Fund		0.00	0.00	100.00

	February 2019
Fund		Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund		9.27%	0.00%	90.73%
Global Diversified Income Fund		0.00	0.00	100.00
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		26.11	0.00	73.89
High Yield Fund I		97.73	0.00	2.27
Income Fund		0.00	0.00	100.00

	March 2019
Fund		Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund		0.00%	0.00%	100.00%
Global Diversified Income Fund		0.00	0.00	100.00
Global Real Estate Securities Fund		0.00	100.00	0.00
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		28.14	0.00	71.86
High Yield Fund I		99.86	0.00	0.14
Income Fund		0.00	0.00	100.00

	Principal Funds, Inc.
	(unaudited)

	April 2019
Fund		Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund		0.00%	0.00%	100.00%
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		46.92	0.00	53.08
Income Fund		0.00	0.00	100.00

	May 2019
Fund		Net Income	Realized Gain	Capital Sources
Finisterre Unconstrained Emerging Markets Bond Fund		0.00%	0.00%	100.00%
Global Diversified Income Fund		76.69	0.00	23.31
Government & High Quality Bond Fund		0.00	0.00	100.00
High Yield Fund		31.32	0.00	68.68
Income Fund		0.00	0.00	100.00

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Notices are posted monthly on our website at principalfunds.com/sources-of-distribution. You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.

This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Principal Funds are distributed by Principal Funds Distributor, Inc.

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment CompanyAct of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	131	Durango Herald, Inc.;
Director since 2004			McClatchy Newspapers, Inc.
Member, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.	Retired.	131	McClatchy Newspapers, Inc.;
Director since 2012			Frontier Communications,
Member, Audit Committee			Inc.; formerly, Herbalife Ltd.
1951

Craig Damos	President, C.P. Damos Consulting LLC	131	None
Director since 2008
Member, Audit Committee Member,
15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President and CFO, Merle	131	None
Lead Independent Director since 2011	Norman Cosmetics, Inc.
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	131	MAM USA
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	131	Armstrong World Industries,
Director since 2012			Inc. and Equity Lifestyle
Member, Operations Committee			Properties, Inc.
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global Partners, LLC.	131	None
Director since 2014	Formerly, General Counsel, Investment Company
Member, Operations Committee	Institute
1961

Elizabeth A. Nickels	Formerly, Executive Director, Herman Miller	131	SpartanNash; formerly:
Director since 2015	Foundation; Formerly President, Herman Miller		Charlotte Russe; Follet
Member, Audit Committee	Healthcare		Corporation; PetSmart;
1962			Spectrum Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting, Inc.	131	Denbury Resources Inc.
Director since 2018			and Helmerich & Payne;
Member, Operations Committee			Formerly: Brown Advisory;
1959			B/E Aerospace; WP Carey;
			Nalco (and its successor
			Ecolab)

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	131	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker Dealer,
Principal Life Insurance Company (“PLIC”) (2001-
2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer, PMC (2015-
2017)
Executive Vice President/Chief Operating Officer,
PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder Services (“PSS”)
(2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Timothy M. Dunbar	Director, PGI since 2018	131	None
Director since 2019	President, Principal Global Asset Management, PGI,
1957	PLIC, Principal Financial Services, Inc. (“PFSI”),
and Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)

Patrick Halter	Chief Executive Officer and President, PGI since	131	None
Director since 2017	2018
Member, Executive Committee	Chief Operating Officer, PGI (2017-2018)
1959	Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2010-2017)
Des Moines, IA 50392	Assistant Secretary (2015-2018)
1973	Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392	Compliance Advisor, PMC (2013-2015)
1965

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI (2017-2018)
1979	Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PLIC since 2006
1972	Counsel, PMC (2007-2013, 2014-2017)

John Sullivan	Counsel, PGI since 2019
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1970

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Assistant Vice President/Treasurer, PGI since 2017
Assistant Treasurer	Assistant Vice President/Treasury, PFA since 2013
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary
Des Moines, IA 50392
1956

Clint Woods	Of Counsel (2017-2018)
Counsel, Vice President, and	Vice President (2016-2017)
Assistant Secretary	Counsel (2015-2017)
Des Moines, IA 50392	Vice President, PLIC since 2015
1961	Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance
1981	Company (2013-2015)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 1, 2019, and the Statement ofAdditional Information dated March 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Subadvisory Agreement with Finisterre Capital, LLP related to the Global Diversified Income Fund; (2) Amended Subadvisory Agreements with Principal Real Estate Investors, LLC and Spectrum Asset Management, Inc. related to the Global Diversified Income Fund; (3) an Amended Management Agreement with Principal Global Investors, LLC and Amended Subadvisory Agreements with Los Angeles Capital Management and Equity Research, Inc. and Victory Capital Management Inc. related to the MidCap Value Fund I; (4) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Real Estate Securities Fund and the Global Real Estate Securities Fund; (5) a Subadvisory Agreement with Post Advisory Group, LLC related to the High Yield Fund I; (6) an Amended Subadvisory Agreement with Post Advisory Group, Inc. related to the Global Diversified Income Fund; and (7) an Amended Management Agreement with Principal Global Investors, LLC and Subadvisory Agreement with Finisterre Capital, LLC related to the Finisterre Unconstrained Emerging Markets Bond Fund.

Finisterre Capital, LLP Subadvisory Agreement

On December 11, 2018, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of a subadvisory agreement (the “SubadvisoryAgreement”) among Principal Global Investors, LLC (the “Manager”) and Finisterre Capital, LLP (the “Subadvisor”) with respect to the emerging markets debt investment sleeve of the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Subadvisory currently provides subadvisory serves for other PFI funds, and that the Board has reviewed and approved for renewal those subadvisory agreements at its September 2018 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.

The Board reviewed the historical one-year and since inception (October 1, 2016) performance returns as of September 30, 2018, gross and net of proposed fees, of the Subadvisor in a composite managed in accordance with the proposed investment strategy for the emerging markets debt investment sleeve of the Fund, as compared to the historical performance returns (gross of fees) of a current subadvisor to the Fund’s emerging markets debt investment sleeve and a relevant benchmark index. The Board concluded, based upon the information provided, that the Subadvisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. The Board also considered that the Subadvisor’s appointment is contingent upon the Fund’s shareholders approving the Subadvisory Agreement, which will involve the costs of holding a shareholder meeting. In this connection, they noted the Manager’s proposed addition of a seven-basis point contractual fee waiver through February 29, 2020. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted that the Subadvisor does not engage in soft dollar trading. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the SubadvisoryAgreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Approval of Amended Subadvisory Agreements for Global Diversified Income Fund

On December 11, 2018, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of (1) an amended fee schedule under the subadvisory agreement between Principal Global Investors, LLC (the “Manager”) and Principal Real Estate Investors, LLC (“Principal-REI” or a “Subadvisor”) with respect to the global real estate investment sleeve of the Fund (the “Principal-REI Subadvisory Agreement”), which would result in a reduction of Principal-REI’s subadvisory fee rate at all asset levels; and (2) an amended fee schedule under the subadvisory agreement between the Manager and Spectrum Asset Management, Inc. (“Spectrum” or a “Subadvisor”) with respect to the preferred securities investment sleeve of the Fund (the “Spectrum Subadvisory Agreement”), which would result in a reduction of Spectrum’s subadvisory fee rate at current asset levels and an increase in Spectrum’s subadvisory fee rate at significantly higher asset levels. (The Principal-REI Subadvisory Agreement and the Spectrum Subadvisory Agreement are referred to as the “Subadvisory Agreements.”)

The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not impact the quality or extent of the services the Subadvisors provide to the Fund and that each Subadvisor’s obligations under the applicable Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreements at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreements.

Approval of Amended Management and Subadvisory Agreements for MidCap Value Fund I

On December 11, 2018, the Board considered for the MidCap Value Fund I (the “Fund”) the approval of: (1) an amended fee schedule under the management agreement (the “ManagementAgreement”) between PFI, for the Fund, and Principal Global Investors, LLC (the “Manager”), which would result in a reduction of the management fee rate at all asset levels; (2) an amended fee schedule under the subadvisory agreement between the Manager and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital” or a “Subadvisor”) with respect to the Fund (a “Subadvisory Agreement”) which would add new breakpoints to LA Capital’s subadvisory fee schedule; and (3) an amended fee schedule under the subadvisory agreement between the Manager and Victory Capital Management Inc. (“Victory” or a “Subadvisor”) with respect to the Fund (a “Subadvisory Agreement”), which would add new breakpoints to Victory’s subadvisory fee schedule. (The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) The Board reviewed materials received from the Manager regarding the proposed changes in the management fee and subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the management fee and subadvisory fee schedules would not reduce the nature, the quality or quantity of the services the Manager and the Subadvisors provide to the Fund and that the obligations of the Manager and each Subadvisor under the applicable Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Advisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Advisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager and each Subadvisor under the applicable Advisory Agreement and had concluded, based upon the information provided, that the terms of each Advisory Agreement were reasonable and that approval of each Advisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Advisory Agreements reduced management and subadvisory fees at this time and, accordingly, recommended to the Board of Directors the approval of the amended Advisory Agreements.

Approval of Amended Subadvisory Agreements for Real Estate Securities Fund and Global Real Estate Securities Fund

On December 11, 2018, the Board considered for each of the Real Estate Securities Fund and the Global Real Estate Securities Fund (each, a “Fund”) the approval of an amended fee schedule under a subadvisory agreement (each, a “Subadvisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Principal Real Estate Investors, LLC (the “Subadvisor”), which would result in a reduction of the subadvisory fee rate at all asset levels.

The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not reduce the quality or quantity of the services provided by the Subadvisor to each Fund and that the Subadvisor’s obligations under each Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under each Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of each amended Subadvisory Agreement.

Post Advisory Group, LLC Subadvisory Agreement

On March 12, 2019, the Board met to consider for High Yield Fund I (the “Fund”) the approval of a subadvisory agreement (the “Subadvisory Agreement”) among Principal Global Investors, LLC (the “Manager”) and Post Advisory Group, LLC (the “Subadvisor”) with respect to an actively managed investment sleeve of the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Subadvisory currently provides subadvisory serves for other PFI funds, and that the Board has reviewed and approved for renewal those subadvisory agreements at its September 2018 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.

The Board reviewed the historical one, three, five and ten year performance returns as of December 31, 2018, gross and net of proposed fees, of the Subadvisor in a composite managed in accordance with the proposed investment strategy for the actively managed investment sleeve of the Fund that the Subadvisor is proposed to manage, as compared to the historical performance returns of the current subadvisor to that investment sleeve and a relevant benchmark index. The Board concluded, based upon the information provided, that the Subadvisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. The Board also considered that the Subadvisor’s appointment is contingent upon the Fund’s shareholders approving the Subadvisory Agreement, which will involve the costs of holding a shareholder meeting. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted that the portfolio trades for the investment sleeve to be managed by the Subadvisor would not generate commissions, and therefore soft dollars would not be applicable. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the SubadvisoryAgreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Post Advisory Group, LLC Amended Subadvisory Agreement

On March 12, 2019, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Post Advisory Group, LLC (the “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to add a breakpoint to the subadvisory fee schedule.

The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the change in the calculation methodology for the subadvisory fee and the addition of a breakpoint to the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the addition of a breakpoint to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded, based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreement.

Approval of Amended Management and Subadvisory Agreements for Finisterre Unconstrained Emerging Markets Bond Fund

On March 12, 2019, the Board considered for the Finisterre Unconstrained Emerging Markets Bond Fund (the “Fund”) the approval of: (1) an amended management agreement (the “Management Agreement”) between PFI, for the Fund, and Principal Global Investors, LLC (the “Manager”), in connection with a proposal to amend the management fee schedule that would result in a reduction in the management fee rate at all asset levels; and (2) an amended subadvisory agreement between the Manager and Finisterre Capital, LLC (the “Subadvisor”) with respect to the Fund (a “Subadvisory Agreement”) in connection with a proposal to amend the subadvisory fee schedule that would add new breakpoints and result in a lower subadvisory fee rate at certain asset levels. The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.” The Board reviewed materials received from the Manager regarding the proposed changes in the management fee and subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the management fee and subadvisory fee schedules would not reduce the quality or quantity of the services the Manager and the Subadvisor provide to the Fund and that the obligations of the Manager and the Subadvisor under the applicable Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Advisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Advisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’September 2018 meeting.They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager and the Subadvisor under the applicable Advisory Agreement and had concluded, based upon the information provided, that the terms of each Advisory Agreement were reasonable and that approval of each Advisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amendedAdvisory Agreements at this time and, accordingly, recommended to the Board of Directors the approval of the amended Advisory Agreements.

Special Meeting of Shareholders
Principal Funds, Inc. – MidCap Value Fund III
Held April 5, 2019

1. Shareholders of the MidCap Value Fund III voted to approve a Plan of Acquisition providing for the reorganization of the MidCap Value Fund III into MidCap Value Fund I.

In Favor	Opposed	Abstain
47,374,591.000	21,272.000	30,992.000

	Special Meeting of Shareholders
	Principal Funds, Inc.
	Held April 25, 2019

1. Election of Board of Directors.

	For	Withheld
Ballantine	12,736,375,875.836	392,415,903.137
Barnes	12,721,375,051.848	407,416,727.125
Damos	12,700,790,898.144	428,000,880.829
Grimmett	12,716,449,359.614	412,342,419.359
Hirsch	12,711,116,734.002	417,675,044.971
Huang	12,731,541,889.427	397,249,889.546
McMillan	12,751,851,243.595	376,940,535.378
Nickels	12,760,972,969.127	367,818,809.846
VanDeWeghe	12,745,791,367.482	383,000,411.491
Beer	12,706,497,212.449	422,294,566.524
Dunbar	12,712,526,433.112	416,265,345.861
Halter	12,710,379,929.381	418,411,849.592

3. Approval of a new Sub-Advisory Agreement with Finisterre Capital LLP for the Global Diversified Income Fund.

	For	Against	Abstain	Broker Non-Vote
Global Diversified Income Fund	206,346,060.589	2,753,236.504	5,473,360.558	92,304,522.44

4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Fund without o btaining shareholder approval (Group A Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	7,632,139.822	538,475.555	788,655.289	7,621,883.169
Core Plus Bond Fund	266,081,012.903	9,815,879.616	10,020,920.092	2,727,039.045
Diversified International Fund	839,129,975.011	69,570,386.739	33,287,102.115	7,195,414.163
Equity Income Fund	159,725,397.726	11,522,894.631	11,120,010.905	33,023,226.869
Global Real Estate Securities Fund	187,259,825.197	991,539.590	4,508,463.721	41,915,680.813
Government & High Quality Bond Fund	111,092,459.513	1,950,391.788	3,295,744.051	14,099,830.764
High Yield Fund	173,512,349.604	6,580,563.854	3,746,839.266	74,691,889.403
High Yield Fund I	312,315,574.195	46,574,543.751	21,513,938.976	1,670,475.209
Income Fund	240,051,813.045	23,178,841.083	4,975,617.243	25,765,421.073
Inflation Protection Fund	93,768,572.166	94,037,799.184	106,823.583	952,585.647
International Emerging Markets Fund	25,914,064.028	1,817,301.786	998,564.563	1,682,817.983
International Fund I	24,416,392.541	465,097.272	68,157.598	1,501,326.656
LargeCap Growth Fund	44,901,786.532	8,347,111.319	4,869,837.154	6,342,759.486
LargeCap Growth Fund I	346,060,855.922	52,407,253.261	48,176,222.579	104,678,134.877
LargeCap S&P 500 Index Fund	227,372,216.535	28,980,668.937	22,289,836.001	26,353,263.420
LargeCap Value Fund III	110,114,016.367	502,751.676	18,404,633.690	1,179,449.443
MidCap Fund	276,764,709.401	5,562,823.197	2,759,505.462	82,794,654.550
MidCap Growth Fund	14,677,675.635	1,565,329.202	1,289,748.916	1,470,321.883
MidCap Growth Fund III	50,741,455.675	43,945,323.575	684,119.005	806,515.646
MidCap S&P 400 Index Fund	40,093,514.714	4,474,673.389	5,179,134.167	5,806,881.149
MidCap Value Fund I	56,747,925.437	5,089,742.937	4,332,038.436	1,530,879.835
MidCap Value Fund III	48,430,625.982	3,525,762.041	1,787,139.060	811,638.994
Money Market Fund	258,165,866.102	90,684,370.758	30,959,761.317	19,304,755.190

	For	Against	Abstain	Broker Non-Vote
Overseas Fund	208,466,587.720	18,572.853	-	411,880.974
Principal Capital Appreciation Fund	18,138,520.881	2,975,831.357	891,860.800	3,666,650.690
SAM Balanced Portfolio	158,284,074.700	18,023,454.159	10,467,606.527	35,769,411.838
SAM Conservative Balanced Portfolio	88,657,730.195	11,397,333.647	2,153,848.753	28,889,552.873
SAM Conservative Growth Portfolio	71,328,832.247	40,460,952.304	1,796,222.358	22,161,855.561
SAM Flexible Income Portfolio	122,920,915.298	4,945,275.811	18,411,012.553	38,941,467.872
SAM Strategic Growth Portfolio	40,063,153.463	24,698,478.984	1,129,102.715	11,549,369.421
Short-Term Income Fund	287,995,692.468	35,457,888.542	4,235,580.220	43,168,334.299
SmallCap Fund	14,727,819.969	2,910,390.173	900,766.733	3,387,570.106
SmallCap Growth Fund I	103,403,577.647	20,648,414.289	12,221,827.402	2,365,041.424
SmallCap S&P 600 Index Fund	30,421,238.910	4,323,020.144	3,003,546.682	4,726,802.361
SmallCap Value Fund II	63,194,403.671	16,139,806.302	14,787,286.671	1,401,103.878
Tax-Exempt Bond Fund	13,553,435.408	695,800.232	625,555.355	11,707,204.857

5.Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Fund without obtaining shareholder approval (Group A Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	7,650,243.989	539,501.168	769,525.509	7,621,883.169
Core Plus Bond Fund	264,818,305.523	10,794,859.466	10,304,647.622	2,727,039.045
Diversified International Fund	832,065,408.201	69,659,310.392	40,262,745.272	7,195,414.163
Equity Income Fund	163,339,594.663	13,522,968.005	5,505,740.594	33,023,226.869
Global Real Estate Securities Fund	187,088,897.689	1,168,516.870	4,502,413.949	41,915,680.813
Government & High Quality Bond Fund	111,051,530.557	1,735,060.543	3,552,004.252	14,099,830.764
High Yield Fund	173,377,313.327	6,674,271.305	3,788,168.092	74,691,889.403
High Yield Fund I	305,791,861.545	53,098,256.401	21,513,938.976	1,670,475.209
Income Fund	239,498,653.076	23,320,724.095	5,386,894.200	25,765,421.073
Inflation Protection Fund	70,191,821.477	117,366,190.617	355,182.839	952,585.647
International Emerging Markets Fund	25,901,283.807	1,830,082.007	998,564.563	1,682,817.983
International Fund I	24,404,580.302	466,441.607	78,625.502	1,501,326.656
LargeCap Growth Fund	44,876,438.913	8,398,614.235	4,843,681.857	6,342,759.486
LargeCap Growth Fund I	343,455,728.819	55,689,155.661	47,499,447.282	104,678,134.877
LargeCap S&P 500 Index Fund	226,225,894.898	30,522,021.366	21,894,805.209	26,353,263.420
LargeCap Value Fund III	109,003,155.004	503,443.185	19,514,803.544	1,179,449.443
MidCap Fund	276,553,660.663	5,770,388.815	2,762,988.582	82,794,654.550
MidCap Growth Fund	14,669,193.300	1,561,753.797	1,301,806.656	1,470,321.883
MidCap Growth Fund III	50,740,432.426	43,946,346.824	684,119.005	806,515.646
MidCap S&P 400 Index Fund	39,967,623.694	4,530,267.853	5,249,430.723	5,806,881.149
MidCap Value Fund I	56,747,160.993	5,090,507.365	4,332,038.452	1,530,879.835
MidCap Value Fund III	48,102,499.355	3,874,316.935	1,766,710.793	811,638.994
Money Market Fund	296,811,662.595	52,051,981.601	30,946,353.981	19,304,755.190
Overseas Fund	208,466,587.720	18,572.853	-	411,880.974
Principal Capital Appreciation Fund	18,138,006.834	2,944,905.725	923,300.479	3,666,650.690
SAM Balanced Portfolio	157,902,871.437	17,775,057.965	11,097,205.984	35,769,411.838
SAM Conservative Balanced Portfolio	88,726,742.771	11,172,288.924	2,309,880.900	28,889,552.873
SAM Conservative Growth Portfolio	70,218,381.891	41,551,670.249	1,815,954.769	22,161,855.561
SAM Flexible Income Portfolio	122,935,572.772	4,844,150.472	18,497,480.418	38,941,467.872
SAM Strategic Growth Portfolio	39,993,619.989	24,780,409.322	1,116,705.851	11,549,369.421
Short-Term Income Fund	287,889,682.868	17,194,170.418	22,605,307.944	43,168,334.299
SmallCap Fund	14,682,129.185	2,938,338.210	918,509.480	3,387,570.106
SmallCap Growth Fund I	104,906,628.321	19,155,041.540	12,212,149.477	2,365,041.424
SmallCap S&P 600 Index Fund	30,370,907.386	4,326,066.793	3,050,831.557	4,726,802.361
SmallCap Value Fund II	56,761,825.101	16,187,667.393	21,172,004.150	1,401,103.878
Tax-Exempt Bond Fund	13,585,289.481	693,418.489	596,083.025	11,707,204.857

6A. Approval of an amended fundamental investment restriction relating to commodities for the Fund (each Fund).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	7,858,485.903	322,436.879	778,347.884	7,621,883.169
Core Plus Bond Fund	266,048,673.775	6,926,623.954	12,942,514.882	2,727,039.045
Diversified International Fund	845,784,642.229	38,424,406.610	57,778,415.026	7,195,414.163
Equity Income Fund	173,581,539.845	4,016,002.659	4,770,760.758	33,023,226.869
Finisterre Unconstrained Emerging Markets	2,835,255.604	2,817.000	5,528.170	890,395.042
Bond Fund
Global Diversified Income Fund	206,185,004.478	2,703,496.749	5,684,156.424	92,304,522.044
Global Real Estate Securities Fund	187,415,515.247	817,097.587	4,527,215.674	41,915,680.813
Government & High Quality Bond Fund	110,126,164.054	1,251,144.319	4,961,286.979	14,099,830.764
Government Money Market Fund	2,699,970,350.050	-	-	N/A
High Yield Fund	174,291,575.156	5,317,958.074	4,230,219.494	74,691,889.403
High Yield Fund I	332,842,756.555	43,920.180	47,517,380.187	1,670,475.209
Income Fund	247,148,156.740	11,464,508.655	9,593,605.976	25,765,421.073
Inflation Protection Fund	160,121,926.503	26,351,904.673	1,439,363.757	952,585.647
International Emerging Markets Fund	27,012,683.460	593,625.500	1,123,621.417	1,682,817.983
International Fund I	24,596,214.663	79,373.103	274,059.645	1,501,326.656
LargeCap Growth Fund	52,385,894.697	1,705,390.617	4,027,449.691	6,342,759.486
LargeCap Growth Fund I	355,358,728.261	30,481,441.324	60,804,162.177	104,678,134.877
LargeCap S&P 500 Index Fund	235,792,192.097	16,412,876.287	26,437,653.089	26,353,263.420
LargeCap Value Fund III	108,632,031.845	307,212.475	20,082,157.413	1,179,449.443
MidCap Fund	279,827,812.846	2,332,224.558	2,927,000.656	82,794,654.550
MidCap Growth Fund	15,143,179.364	1,270,463.218	1,119,111.171	1,470,321.883
MidCap Growth Fund III	56,766,889.933	37,915,355.281	688,653.041	806,515.646
MidCap S&P 400 Index Fund	41,662,479.168	3,109,625.166	4,975,217.936	5,806,881.149
MidCap Value Fund I	58,616,851.821	6,263,020.822	1,289,834.167	1,530,879.835
MidCap Value Fund III	50,232,204.670	895,488.260	2,615,834.153	811,638.994
Money Market Fund	309,535,876.110	36,075,013.224	34,199,108.843	19,304,755.190
Overseas Fund	208,466,604.401	18,556.172	-	411,880.974
Principal Capital Appreciation Fund	20,070,635.968	1,198,211.098	737,365.972	3,666,650.690
Principal LifeTime 2010 Fund	29,196,697.167	1,832,982.499	9,291,375.383	1,027,046.892
Principal LifeTime 2015 Fund	34,530,950.004	215,138.570	7,846,696.992	511,735.713
Principal LifeTime 2020 Fund	245,508,185.816	8,525,910.896	42,874,721.572	5,638,880.028
Principal LifeTime 2025 Fund	107,729,763.248	6,111,564.769	20,419,422.791	2,063,124.826
Principal LifeTime 2030 Fund	231,149,216.761	31,241,601.661	115,866,562.523	5,920,079.839
Principal LifeTime 2035 Fund	77,109,749.002	3,953,101.991	19,182,048.094	1,120,643.618
Principal LifeTime 2040 Fund	208,490,902.912	13,751,744.296	22,752,083.159	2,704,465.564
Principal LifeTime 2045 Fund	63,721,538.700	257,274.164	5,615,126.286	280,845.740
Principal LifeTime 2050 Fund	99,973,395.685	5,214,698.640	37,611,439.864	1,606,932.169
Principal LifeTime 2055 Fund	27,658,974.833	1,388,919.522	2,527,616.691	151,197.858
Principal LifeTime 2060 Fund	10,605,201.087	6,132,109.807	5,308,763.382	141,413.011
Principal LifeTime 2065 Fund	744,123.521	358,871.733	160.588	N/A
Principal Life Time Hybrid 2015 Fund	6,623,551.926	748,824.413	620,107.354	149,450.935
Principal Life Time Hybrid 2020 Fund	21,221,767.647	795,027.590	2,076,921.594	515,767.840
Principal Life Time Hybrid 2025 Fund	13,925,179.190	667,372.210	796,360.266	868,142.228
Principal Life Time Hybrid 2030 Fund	17,195,183.257	448,264.534	1,430,448.483	1,060,182.276
Principal Life Time Hybrid 2035 Fund	9,093,574.923	140,612.259	464,647.062	1,152,235.958
Principal Life Time Hybrid 2040 Fund	7,687,737.282	763,513.130	3,338,306.791	1,481,144.162
Principal Life Time Hybrid 2045 Fund	4,374,125.672	278,024.338	1,201,013.304	661,776.310
Principal Life Time Hybrid 2050 Fund	4,908,395.353	52,077.088	254,200.130	342,348.000
Principal Life Time Hybrid 2055 Fund	1,785,790.129	-	136.571	91,077.280
Principal Life Time Hybrid 2060 Fund	345,544.795	-	162,814.330	19,583.471
Principal Life Time Hybrid 2065 Fund	62,624.749	1,002.435	-	N/A
Principal Life Time Hybrid Income Fund	3,454,184.072	485,967.394	363,321.596	98,009.927
Principal LifeTime Strategic Income Fund	29,269,051.252	221,378.313	4,600,805.720	846,047.681
Real Estate Securities Fund	78,135,587.604	7,583,360.786	2,070,414.151	18,456,438.758
SAM Balanced Portfolio	159,498,223.214	16,825,809.429	10,451,102.743	35,769,411.838
SAM Conservative Balanced Portfolio	97,936,411.881	967,419.904	3,305,080.810	28,889,552.873
SAM Conservative Growth Portfolio	75,898,318.208	36,555,932.935	1,131,755.766	22,161,855.561
SAM Flexible Income Portfolio	123,475,809.182	3,991,514.827	18,809,879.653	38,941,467.872
SAM Strategic Growth Portfolio	64,791,189.226	493,797.498	605,748.438	11,549,369.421
Short-Term Income Fund	290,736,891.013	32,758,322.851	4,193,947.366	43,168,334.299
SmallCap Fund	14,973,997.373	2,707,878.359	857,101.143	3,387,570.106
SmallCap Growth Fund I	107,614,251.659	8,919,362.940	19,740,204.739	2,365,041.424
SmallCap S&P 600 Index Fund	31,503,810.363	3,211,134.410	3,032,860.963	4,726,802.361
SmallCap Value Fund II	69,535,191.985	15,076,441.369	9,509,863.290	1,401,103.878
Tax-Exempt Bond Fund	13,938,129.123	248,172.144	688,489.728	11,707,204.857

6B. Approval of an amended fundamental investment restriction relating to diversification for the California Municipal Fund.

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	8,060,193.850	220,801.082	678,275.734	7,621,883.169

6C. Approval of an amended fundamental investment restriction relating to concentration for the Fund (Group B Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	8,016,685.429	205,764.237	736,821.000	7,621,883.169
Core Plus Bond Fund	268,942,727.167	4,093,921.004	12,881,164.440	2,727,039.045
Diversified International Fund	842,811,645.104	43,718,357.203	55,457,461.558	7,195,414.163
Equity Income Fund	174,637,349.018	4,150,933.877	3,580,020.367	33,023,226.869
Finisterre Unconstrained Emerging Markets	2,835,255.604	2,817.000	5,528.170	890,395.042
Bond Fund
Global Diversified Income Fund	205,958,510.994	2,728,000.745	5,886,145.912	92,304,522.044
Government & High Quality Bond Fund	110,038,306.259	1,375,129.942	4,925,159.151	14,099,830.764
Government Money Market Fund	2,699,970,350.050	-	-	N/A
High Yield Fund	175,364,153.254	4,118,798.731	4,356,800.739	74,691,889.403
High Yield Fund I	332,881,671.931	12,300.796	47,510,084.195	1,670,475.209
Income Fund	247,700,916.431	11,828,421.489	8,676,933.451	25,765,421.073
Inflation Protection Fund	161,200,707.806	26,326,946.189	385,540.938	952,585.647
International Emerging Markets Fund	27,143,235.711	440,351.874	1,146,342.792	1,682,817.983
International Fund I	24,606,682.566	79,373.102	263,591.743	1,501,326.656
LargeCap Growth Fund	52,743,525.371	1,782,861.144	3,592,348.490	6,342,759.486
LargeCap Growth Fund I	351,525,602.185	32,029,635.337	63,089,094.240	104,678,134.877
LargeCap Value Fund III	109,482,697.908	529,973.843	19,008,729.982	1,179,449.443
MidCap Fund	279,830,364.500	2,431,545.667	2,825,127.893	82,794,654.550
MidCap Growth Fund	15,444,532.770	1,231,334.022	856,886.961	1,470,321.883
MidCap Growth Fund III	56,735,918.189	37,945,303.776	689,676.290	806,515.646
MidCap Value Fund I	58,613,476.808	6,266,395.835	1,289,834.167	1,530,879.835
MidCap Value Fund III	50,215,237.478	2,449,946.868	1,078,342.737	811,638.994
Money Market Fund	311,253,232.564	30,073,346.771	38,483,418.842	19,304,755.190
Overseas Fund	208,466,604.401	18,556.172	-	411,880.974
Principal Capital Appreciation Fund	20,188,478.787	1,046,528.083	771,206.168	3,666,650.690
Short-Term Income Fund	305,738,943.089	17,677,202.589	4,273,015.552	43,168,334.299
SmallCap Fund	14,951,621.875	2,709,614.837	877,740.163	3,387,570.106
SmallCap Growth Fund I	107,327,645.934	9,202,208.296	19,743,965.108	2,365,041.424
SmallCap Value Fund II	69,409,985.510	15,201,647.971	9,509,863.163	1,401,103.878
Tax-Exempt Bond Fund	13,896,623.444	275,782.371	702,385.180	11,707,204.857

6D. Approval of an amended fundamental investment restriction relating to concentration for the Fund (Group C Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
Principal LifeTime 2010 Fund	29,161,798.167	1,832,221.666	9,327,035.216	1,027,046.892
Principal LifeTime 2015 Fund	34,176,321.244	705,002.340	7,711,461.982	511,735.713
Principal LifeTime 2020 Fund	250,708,806.931	6,652,296.056	39,547,715.297	5,638,880.028
Principal LifeTime 2025 Fund	108,948,444.771	5,108,373.116	20,203,932.921	2,063,124.826
Principal LifeTime 2030 Fund	231,497,203.480	30,974,924.825	115,785,252.640	5,920,079.839
Principal LifeTime 2035 Fund	79,738,977.371	1,098,571.642	19,407,350.074	1,120,643.618
Principal LifeTime 2040 Fund	209,727,262.467	11,521,435.602	23,746,032.298	2,704,465.564
Principal LifeTime 2045 Fund	63,451,256.021	142,089.243	6,000,593.886	280,845.740
Principal LifeTime 2050 Fund	106,337,612.076	6,932,699.786	29,529,222.327	1,606,932.169
Principal LifeTime 2055 Fund	26,354,066.964	2,014,438.232	3,207,005.850	151,197.858
Principal LifeTime 2060 Fund	19,858,554.083	991,256.801	1,196,263.392	141,413.011
Principal LifeTime 2065 Fund	744,123.521	358,871.733	160.588	N/A
Principal Life Time Hybrid 2015 Fund	6,167,577.126	748,824.413	1,076,082.154	149,450.935
Principal Life Time Hybrid 2020 Fund	21,200,831.787	803,983.784	2,088,901.260	515,767.840
Principal Life Time Hybrid 2025 Fund	13,935,094.745	656,301.402	797,515.519	868,142.228
Principal Life Time Hybrid 2030 Fund	17,130,098.830	203,785.335	1,740,012.109	1,060,182.276
Principal Life Time Hybrid 2035 Fund	8,983,612.324	250,574.854	464,647.066	1,152,235.958
Principal Life Time Hybrid 2040 Fund	7,687,691.316	763,559.100	3,338,306.787	1,481,144.162
Principal Life Time Hybrid 2045 Fund	4,374,125.672	278,024.338	1,201,013.304	661,776.310
Principal Life Time Hybrid 2050 Fund	5,135,549.916	52,077.088	27,045.567	342,348.000
Principal Life Time Hybrid 2055 Fund	1,785,790.129	-	136.571	91,077.280
Principal Life Time Hybrid 2060 Fund	345,544.795	-	162,814.330	19,583.471
Principal Life Time Hybrid 2065 Fund	62,624.749	1,002.435	-	N/A

	For	Against	Abstain	Broker Non-Vote
Principal Life Time Hybrid Income Fund	3,329,133.672	481,419.300	492,920.090	98,009.927
Principal LifeTime Strategic Income Fund	29,469,882.717	177,665.820	4,443,686.748	846,047.681
SAM Balanced Portfolio	158,243,485.763	16,802,614.766	11,729,034.857	35,769,411.838
SAM Conservative Balanced Portfolio	97,891,831.191	887,750.193	3,429,331.211	28,889,552.873
SAM Conservative Growth Portfolio	75,768,516.268	36,687,863.669	1,129,626.972	22,161,855.561
SAM Flexible Income Portfolio	123,175,432.356	3,890,983.337	19,210,787.969	38,941,467.872
SAM Strategic Growth Portfolio	64,767,789.495	516,598.910	606,346.757	11,549,369.421

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence

principalfunds.com

Investing involves risk, including possible loss of principal.

This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

  2019 Principal Financial Services, Inc. | FV381-13 | 04/2019 | 806391-042021

Principal Strategic Asset Management Portfolios and Principal LifeTime Funds Class A & C Shares

     Semiannual Report for Asset Allocation Investments

April 30, 2019

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Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Principal®

Rev. 01/2019

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-01

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group®
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information	

EE11865PFI-01 | 01/2019

Letter from the President	1
Financial Statements	2
Notes to Financial Statements	21
Schedule of Investments	28
Financial Highlights (includes performance information)	48
Shareholder Expense Example	58
Supplemental Information	60

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

GLOBAL INVESTMENT MANAGEMENT • ASSET ALLOCATION EXPERTISE • RETIREMENT LEADERSHIP

Mike Beer
President, Principal Funds

Inflation has been subdued for so long, it’s no wonder investors think it will stay that way forever.

But the forces for disinflation are fading. This year’s soft inflation was likely related to last year’s world economic slowdown, which seems to be ending. Labor markets are tight and wage growth is accelerating in the United States as well as the United Kingdom, Europe, and Japan. As businesses regain some pricing power, those healthy wage gains will turn into moderately higher inflation. We expect the “lower for longer” consensus will slowly crumble over the next couple of years and a larger premium for future inflation will gradually creep back into long-term bond yields.

There were plenty of long-term investment trends to ride during the last decade. A transition, though, hints at a period without major trends. The U.S. Federal Reserve’s about-face in response to December’s market plunge intimates that it’s mitigating the downside. Stock market downdrafts may be somewhat limited in scope. Conversely, with U.S. equity valuations back to nosebleed levels, the upside may also be constrained. As we’ve been noting for more than a year, good financial returns may be hard to find.

Because markets tend to fluctuate, we believe the most prudent approach for investing is to select a portfolio allocation that’s broadly diversified both across and within asset classes. We encourage you to work closely with your financial professional to select and monitor those investments best suited to helping you realize your financial goals. 1 Our focus at Principal Funds has always been on consistent, long-term performance for our investors. Our investment strategies cover a wide range of asset classes to help you diversify your portfolio as you save for the future—whether you’re investing for goals that are years down the road or closer at hand.

Mike Beer

President, Principal Funds

* All data cited, unless otherwise indicated from Bloomberg. Commentary taken from April 2019 Economic Insights by Robert F. Baur and the economic committee, available at principalfunds.com/commentary.

1 Asset allocation and diversification do not ensure a profit or protect against a loss. Past performance does not guarantee future results.

1

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts		2010 Fund		2020 Fund		2030 Fund
Investment in affiliated Funds--at cost		$696,966		$3,606,566		$4,740,321
Assets
Investment in affiliated Funds--at value		$764,105		$4,172,590		$5,551,107
Receivables:
Dividends and interest		667		2,447		1,797
Expense reimbursement from Manager		2		1		1
Expense reimbursement from Distributor		5		22		29
Fund shares sold		20		715		1,123
Investment securities sold		1,302		8,816		9,285
	Total Assets	766,101		4,184,591		5,563,342
Liabilities
Accrued administrative service fees		4		22		24
Accrued distribution fees		42		180		227
Accrued service fees		19		104		120
Accrued transfer agent fees		17		77		125
Accrued chief compliance officer fees		–		1		–
Accrued directors' expenses		2		3		6
Accrued professional fees		11		15		16
Accrued other expenses		7		10		36
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		1,322		9,523		10,401
Investment securities purchased		667		2,447		1,797
	Total Liabilities	2,091		12,382		12,752
Net Assets Applicable to Outstanding Shares		$764,010		$4,172,209		$5,550,590
Net Assets Consist of:
Capital shares and additional paid-in-capital		$675,475		$3,441,282		$4,489,397
Total distributable earnings (accumulated loss)		88,535		730,927		1,061,193
	Total Net Assets $	764,010		$4,172,209		$5,550,590
Capital Stock (par value: $.01 per share):
Shares authorized		650,000		1,100,000		1,200,000
Net Asset Value Per Share:
Class A: Net Assets		$26,875		$102,697		$123,551
Shares Issued and Outstanding		2,062		7,361		8,605
Net Asset Value per share		$13.04		$13.95		$14.36
Maximum Offering Price		$13.55		$14.76		$15.20
Class J: Net Assets		$215,430		$895,377		$1,200,278
Shares Issued and Outstanding		16,718		65,002		84,133
Net Asset Value per share		$12.89	(a)	$13.77	(a)	$14.27	(a)
Institutional: Net Assets		$431,715		$2,666,174		$3,640,746
Shares Issued and Outstanding		33,376		192,511		254,427
Net Asset Value per share		$12.93		$13.85		$14.31
R-1: Net Assets		$4,060		$23,489		$22,041
Shares Issued and Outstanding		314		1,704		1,549
Net Asset Value per share		$12.93		$13.78		$14.23
R-2: Net Assets		$5,836		$24,769		$27,790
Shares Issued and Outstanding		452		1,797		1,945
Net Asset Value per share		$12.92		$13.78		$14.29
R-3: Net Assets		$28,331		$140,077		$161,723
Shares Issued and Outstanding		2,205		10,205		11,344
Net Asset Value per share		$12.85		$13.73		$14.26
R-4: Net Assets		$13,795		$95,447		$111,420
Shares Issued and Outstanding		1,072		6,941		7,539
Net Asset Value per share		$12.87		$13.75		$14.78
R-5: Net Assets		$37,968		$224,179		$263,041
Shares Issued and Outstanding		2,947		16,265		18,398
Net Asset Value per share		$12.89		$13.78		$14.30

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

2

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		Principal LifeTime		Principal LifeTime		Principal LifeTime
Amounts in thousands, except per share amounts		2040 Fund		2050 Fund		Strategic Income Fund
Investment in affiliated Funds--at cost		$3,118,037		$1,852,835		$385,176
Assets
Investment in affiliated Funds--at value		$3,819,303		$2,259,427		$412,951
Receivables:
Dividends and interest		940		278		427
Expense reimbursement from Manager		4		7		2
Expense reimbursement from Distributor		18		6		1
Fund shares sold		445		406		405
Investment securities sold		4,749		1,600		407
	Total Assets	3,825,459		2,261,724		414,193
Liabilities
Accrued administrative service fees		18		12		3
Accrued distribution fees		150		70		17
Accrued service fees		85		54		10
Accrued transfer agent fees		101		78		7
Accrued directors' expenses		4		3		1
Accrued professional fees		14		12		10
Accrued other expenses		40		22		9
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		5,191		1,925		812
Investment securities purchased		939		278		426
	Total Liabilities	6,542		2,454		1,295
Net Assets Applicable to Outstanding Shares		$3,818,917		$2,259,270		$412,898
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,913,656		$1,723,616		$376,161
Total distributable earnings (accumulated loss)		905,261		535,654		36,737
	Total Net Assets $	3,818,917		$2,259,270		$412,898
Capital Stock (par value: $.01 per share):
Shares authorized		1,025,000		800,000		725,000
Net Asset Value Per Share:
Class A: Net Assets		$93,298		$71,906		$16,966
Shares Issued and Outstanding		6,242		4,665		1,414
Net Asset Value per share		$14.95		$15.41		$12.00
Maximum Offering Price		$15.82		$16.31		$12.47
Class J: Net Assets		$741,571		$235,159		$66,828
Shares Issued and Outstanding		49,094		15,800		5,650
Net Asset Value per share		$15.11	(a)	$14.88	(a)	$11.83	(a)
Institutional: Net Assets		$2,569,546		$1,685,175		$282,772
Shares Issued and Outstanding		168,597		109,901		23,784
Net Asset Value per share		$15.24		$15.33		$11.89
R-1: Net Assets		$18,774		$13,746		$2,965
Shares Issued and Outstanding		1,243		906		249
Net Asset Value per share		$15.10		$15.18		$11.93
R-2: Net Assets		$23,466		$17,065		$4,384
Shares Issued and Outstanding		1,550		1,123		368
Net Asset Value per share		$15.13		$15.20		$11.92
R-3: Net Assets		$105,161		$70,644		$15,214
Shares Issued and Outstanding		6,990		4,663		1,290
Net Asset Value per share		$15.04		$15.15		$11.79
R-4: Net Assets		$79,822		$48,088		$7,478
Shares Issued and Outstanding		5,298		3,155		633
Net Asset Value per share		$15.07		$15.24		$11.81
R-5: Net Assets		$187,279		$117,487		$16,291
Shares Issued and Outstanding		12,347		7,691		1,370
Net Asset Value per share		$15.17		$15.28		$11.89

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

3

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

		SAM Balanced		SAM Conservative		SAM Conservative
Amounts in thousands, except per share amounts		Portfolio		Balanced Portfolio		Growth Portfolio
Investment in affiliated Funds--at cost		$3,828,078		$1,513,074		$2,522,713
Assets
Investment in affiliated Funds--at value		$4,565,185		$1,684,812		$3,059,036
Receivables:
Dividends and interest		3,063		1,772		872
Expense reimbursement from Distributor		27		16		14
Fund shares sold		908		1,059		950
Investment securities sold		2,161		2,542		766
	Total Assets	4,571,344		1,690,201		3,061,638
Liabilities
Accrued management and investment advisory fees		1,031		381		689
Accrued administrative service fees		4		2		2
Accrued distribution fees		929		335		635
Accrued service fees		18		12		12
Accrued transfer agent fees		434		131		290
Accrued directors' expenses		8		4		5
Accrued professional fees		14		11		11
Accrued other expenses		111		47		71
Deposits from counterparty		–		–		–
Payables:
Fund shares redeemed		2,988		3,558		1,552
Investment securities purchased		3,036		1,755		856
	Total Liabilities	8,573		6,236		4,123
Net Assets Applicable to Outstanding Shares		$4,562,771		$1,683,965		$3,057,515
Net Assets Consist of:
Capital shares and additional paid-in-capital		$3,774,498		$1,502,396		$2,466,195
Total distributable earnings (accumulated loss)		788,273		181,569		591,320
	Total Net Assets $	4,562,771		$1,683,965		$3,057,515
Capital Stock (par value: $.01 per share):
Shares authorized		1,775,000		1,575,000		1,675,000
Net Asset Value Per Share:
Class A: Net Assets		$2,207,350		$552,884		$1,694,984
Shares Issued and Outstanding		144,563		46,724		100,175
Net Asset Value per share		$15.27		$11.83		$16.92
Maximum Offering Price		$16.16		$12.52		$17.90
Class C: Net Assets		$409,551		$167,048		$260,445
Shares Issued and Outstanding		27,289		14,282		16,734
Net Asset Value per share		$15.01	(a)	$11.70	(a)	$15.56	(a)
Class J: Net Assets		$1,082,390		$647,969		$572,982
Shares Issued and Outstanding		73,556		55,533		35,274
Net Asset Value per share		$14.72	(a)	$11.67	(a)	$16.24	(a)
Institutional: Net Assets		$774,329		$258,110		$470,552
Shares Issued and Outstanding		51,601		22,041		28,530
Net Asset Value per share		$15.01		$11.71		$16.49
R-1: Net Assets		$3,377		$2,452		$1,043
Shares Issued and Outstanding		226		210		64
Net Asset Value per share		$14.96		$11.66		$16.32
R-2: Net Assets		$3,137		$506		$1,522
Shares Issued and Outstanding		210		44		93
Net Asset Value per share		$14.92		$11.76		$16.32
R-3: Net Assets		$25,434		$13,271		$18,539
Shares Issued and Outstanding		1,701		1,136		1,142
Net Asset Value per share		$14.96		$11.68		$16.23
R-4: Net Assets		$19,952		$24,625		$11,215
Shares Issued and Outstanding		1,331		2,105		682
Net Asset Value per share		$14.99		$11.70		$16.43
R-5: Net Assets		$37,251		$17,100		$26,233
Shares Issued and Outstanding		2,487		1,462		1,600
Net Asset Value per share		$14.98		$11.70		$16.39

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

4

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

	SAM Flexible Income			SAM Strategic Growth
Amounts in thousands, except per share amounts		Portfolio		Portfolio
Investment in affiliated Funds--at cost		$2,479,276		$1,633,483
Assets
Investment in affiliated Funds--at value		$2,613,536		$1,893,671
Receivables:
Dividends and interest		3,685		97
Expense reimbursement from Distributor		27		7
Fund shares sold		9,922		399
Investment securities sold		–		585
	Total Assets	2,627,170		1,894,759
Liabilities
Accrued management and investment advisory fees		592		426
Accrued administrative service fees		1		1
Accrued distribution fees		564		391
Accrued service fees		4		8
Accrued transfer agent fees		182		233
Accrued directors' expenses		5		4
Accrued professional fees		11		11
Accrued other expenses		37		56
Deposits from counterparty		–		–
Payables:
Dividends payable		5,011		–
Fund shares redeemed		1,641		1,084
Investment securities purchased		3,839		78
	Total Liabilities	11,887		2,292
Net Assets Applicable to Outstanding Shares		$2,615,283		$1,892,467
Net Assets Consist of:
Capital shares and additional paid-in-capital		$2,497,854		$1,600,993
Total distributable earnings (accumulated loss)		117,429		291,474
	Total Net Assets $	2,615,283		$1,892,467
Capital Stock (par value: $.01 per share):
Shares authorized		1,650,000		1,875,000
Net Asset Value Per Share:
Class A: Net Assets		$994,779		$1,125,604
Shares Issued and Outstanding		82,459		62,552
Net Asset Value per share		$12.06		$17.99
Maximum Offering Price		$12.53		$19.04
Class C: Net Assets		$269,901		$148,378
Shares Issued and Outstanding		22,617		9,239
Net Asset Value per share		$11.93	(a)	$16.06	(a)
Class J: Net Assets		$1,109,612		$305,773
Shares Issued and Outstanding		92,812		17,708
Net Asset Value per share		$11.96	(a)	$17.27	(a)
Institutional: Net Assets		$219,791		$273,284
Shares Issued and Outstanding		18,280		15,621
Net Asset Value per share		$12.02		$17.49
R-1: Net Assets		$2,371		$463
Shares Issued and Outstanding		198		27
Net Asset Value per share		$11.96		$17.38
R-2: Net Assets		$1,000		$2,456
Shares Issued and Outstanding		84		142
Net Asset Value per share		$12.00		$17.24
R-3: Net Assets		$5,264		$7,989
Shares Issued and Outstanding		439		464
Net Asset Value per share		$12.00		$17.23
R-4: Net Assets		$4,601		$12,739
Shares Issued and Outstanding		383		733
Net Asset Value per share		$12.01		$17.37
R-5: Net Assets		$7,964		$15,781
Shares Issued and Outstanding		664		911
Net Asset Value per share		$12.00		$17.32

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

5

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands		2010 Fund	2020 Fund	2030 Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$16,081	$88,286	$113,680
	Total Income	16,081	88,286	113,680
Expenses:
Distribution fees - Class A		33	124	145
Distribution fees - Class J		158	648	852
Distribution fees - R-1		8	42	40
Distribution fees - R-2		8	37	40
Distribution fees - R-3		35	177	197
Distribution fees - R-4		8	51	58
Administrative service fees - R-1		6	34	32
Administrative service fees - R-2		6	25	27
Administrative service fees - R-3		10	49	55
Administrative service fees - R-4		2	15	17
Administrative service fees - R-5		2	11	13
Registration fees - Class A		8	8	9
Registration fees - Class J		8	13	13
Registration fees - Institutional		16	49	59
Service fees - R-1		6	30	29
Service fees - R-2		7	31	33
Service fees - R-3		35	176	197
Service fees - R-4		19	127	145
Service fees - R-5		51	283	325
Shareholder meeting expense - Class A		1	1	2
Shareholder meeting expense - Class J		1	5	8
Shareholder reports - Class A		1	6	10
Shareholder reports - Class J		11	45	71
Shareholder reports - Institutional		–	1	1
Transfer agent fees - Class A		15	50	66
Transfer agent fees - Class J		45	148	235
Transfer agent fees - Institutional		7	32	37
Chief compliance officer expenses		1	3	4
Directors' expenses		9	46	58
Professional fees		9	11	12
Other expenses		4	19	23
	Total Gross Expenses	530	2,297	2,813
Less: Reimbursement from Manager - Class A		8	4	14
Less: Reimbursement from Distributor - Class J		32	130	170
	Total Net Expenses	490	2,163	2,629
	Net Investment Income (Loss)	15,591	86,123	111,051
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		1,937	9,170	70
Capital gain distribution received from affiliated Funds		16,841	145,041	249,989
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		9,326	40,103	60,151
Net Realized and Unrealized Gain (Loss) on Investments		28,104	194,314	310,210
Net Increase (Decrease) in Net Assets Resulting from Operations$		43,695	$280,437	$421,261

See accompanying notes.

6

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

	Principal LifeTime		Principal LifeTime	Principal LifeTime
Amounts in thousands		2040 Fund	2050 Fund	Strategic Income Fund
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$73,827	$42,859	$8,558
	Total Income	73,827	42,859	8,558
Expenses:
Distribution fees - Class A		109	88	21
Distribution fees - Class J		523	165	49
Distribution fees - R-1		32	23	5
Distribution fees - R-2		33	24	6
Distribution fees - R-3		127	84	21
Distribution fees - R-4		41	23	4
Administrative service fees - R-1		26	18	4
Administrative service fees - R-2		22	16	4
Administrative service fees - R-3		36	24	6
Administrative service fees - R-4		12	7	1
Administrative service fees - R-5		9	5	1
Registration fees - Class A		9	9	8
Registration fees - Class J		12	9	7
Registration fees - Institutional		47	42	17
Service fees - R-1		23	16	4
Service fees - R-2		28	20	5
Service fees - R-3		127	85	21
Service fees - R-4		102	58	9
Service fees - R-5		225	141	23
Shareholder meeting expense - Class A		2	2	–
Shareholder meeting expense - Class J		6	3	1
Shareholder reports - Class A		8	9	1
Shareholder reports - Class J		50	26	5
Shareholder reports - Institutional		1	1	–
Transfer agent fees - Class A		59	64	12
Transfer agent fees - Class J		179	93	21
Transfer agent fees - Institutional		30	23	4
Chief compliance officer expenses		2	1	–
Directors' expenses		40	24	6
Professional fees		11	10	9
Other expenses		16	10	3
	Total Gross Expenses	1,947	1,123	278
Less: Reimbursement from Manager - Class A		24	40	11
Less: Reimbursement from Distributor - Class J		105	33	10
	Total Net Expenses	1,818	1,050	257
	Net Investment Income (Loss)	72,009	41,809	8,301
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		4,083	1,617	762
Capital gain distribution received from affiliated Funds		194,421	125,930	6,397
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		36,798	20,333	7,294
Net Realized and Unrealized Gain (Loss) on Investments		235,302	147,880	14,453
Net Increase (Decrease) in Net Assets Resulting from Operations$		307,311	$189,689	$22,754

See accompanying notes.

7

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

		SAM Balanced	SAM Conservative	SAM Conservative
Amounts in thousands		Portfolio	Balanced Portfolio	Growth Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$75,987	$30,615	$46,087
	Total Income	75,987	30,615	46,087
Expenses:
Management and investment advisory fees		6,099	2,297	4,058
Distribution fees - Class A		2,541	638	1,896
Distribution fees - Class C		2,532	957	1,756
Distribution fees - Class J		771	461	406
Distribution fees - R-1		6	4	2
Distribution fees - R-2		5	1	2
Distribution fees - R-3		32	15	24
Distribution fees - R-4		10	11	5
Administrative service fees - R-1		5	3	2
Administrative service fees - R-2		3	1	1
Administrative service fees - R-3		9	4	7
Administrative service fees - R-4		3	3	2
Administrative service fees - R-5		2	1	1
Registration fees - Class A		20	15	15
Registration fees - Class C		11	8	8
Registration fees - Class J		16	14	11
Registration fees - Institutional		15	12	16
Service fees - R-1		4	3	1
Service fees - R-2		4	1	2
Service fees - R-3		33	15	24
Service fees - R-4		26	27	14
Service fees - R-5		45	21	31
Shareholder meeting expense - Class A		20	5	17
Shareholder meeting expense - Class C		5	2	4
Shareholder meeting expense - Class J		6	3	3
Shareholder reports - Class A		100	25	83
Shareholder reports - Class C		37	13	31
Shareholder reports - Class J		48	24	27
Shareholder reports - Institutional		1	–	1
Transfer agent fees - Class A		742	196	575
Transfer agent fees - Class C		240	87	176
Transfer agent fees - Class J		152	80	93
Transfer agent fees - Institutional		23	8	13
Chief compliance officer expenses		3	1	2
Directors' expenses		48	19	33
Professional fees		11	9	10
Other expenses		19	8	13
	Total Gross Expenses	13,647	4,992	9,365
Less: Reimbursement from Manager - Class A		–	3	–
Less: Reimbursement from Manager - Class C		–	8	–
Less: Reimbursement from Manager - Institutional		–	7	–
Less: Reimbursement from Distributor - Class J		154	92	81
	Total Net Expenses	13,493	4,882	9,284
	Net Investment Income (Loss)	62,494	25,733	36,803
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		12,301	1,378	(6,320)
Capital gain distribution received from affiliated Funds		86,552	22,001	83,172
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		160,844	52,447	131,693
Net Realized and Unrealized Gain (Loss) on Investments		259,697	75,826	208,545
Net Increase (Decrease) in Net Assets Resulting from Operations$		322,191	$101,559	$245,348

See accompanying notes.

8

Statement of Operations Principal Funds, Inc.

Six Months Ended April 30, 2019 (unaudited)

	SAM Flexible Income		SAM Strategic Growth
Amounts in thousands		Portfolio	Portfolio
Net Investment Income (Loss)
Income:
Dividends from affiliated Funds		$47,831	$26,123
	Total Income	47,831	26,123
Expenses:
Management and investment advisory fees		3,533	2,486
Distribution fees - Class A		1,168	1,254
Distribution fees - Class C		1,455	1,019
Distribution fees - Class J		807	214
Distribution fees - R-1		3	1
Distribution fees - R-2		1	3
Distribution fees - R-3		6	11
Distribution fees - R-4		3	6
Administrative service fees - R-1		2	1
Administrative service fees - R-2		1	2
Administrative service fees - R-3		2	3
Administrative service fees - R-4		1	2
Administrative service fees - R-5		–	1
Registration fees - Class A		24	12
Registration fees - Class C		10	8
Registration fees - Class J		16	9
Registration fees - Institutional		9	12
Service fees - R-1		2	1
Service fees - R-2		1	3
Service fees - R-3		7	11
Service fees - R-4		6	15
Service fees - R-5		12	19
Shareholder meeting expense - Class A		7	14
Shareholder meeting expense - Class C		3	3
Shareholder meeting expense - Class J		4	2
Shareholder reports - Class A		34	69
Shareholder reports - Class C		18	23
Shareholder reports - Class J		36	19
Shareholder reports - Institutional		2	1
Transfer agent fees - Class A		312	441
Transfer agent fees - Class C		124	125
Transfer agent fees - Class J		120	63
Transfer agent fees - Institutional		24	11
Chief compliance officer expenses		2	1
Directors' expenses		29	21
Professional fees		10	9
Other expenses		11	8
	Total Gross Expenses	7,805	5,903
Less: Reimbursement from Manager - Class A		21	–
Less: Reimbursement from Manager - Class C		28	–
Less: Reimbursement from Manager - Institutional		2	–
Less: Reimbursement from Distributor - Class J		161	43
	Total Net Expenses	7,593	5,860
	Net Investment Income (Loss)	40,238	20,263
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions in affiliated Funds		(4,968)	(6,961)
Capital gain distribution received from affiliated Funds		13,359	56,209
Net change in unrealized appreciation/depreciation of:
Investments in affiliated Funds		92,729	99,734
	Net Realized and Unrealized Gain (Loss) on Investments	101,120	148,982
Net Increase (Decrease) in Net Assets Resulting from Operations$		141,358	$169,245

See accompanying notes.

9

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands									Principal LifeTime 2010 Fund
									Period Ended				Year Ended
									April 30, 2019				October 31, 2018
Operations
Net investment income (loss)											$15,591				$25,331
Net realized gain (loss) on investments .											18,778				45,780
Net change in unrealized appreciation/depreciation of investments											9,326				(73,360)
Net Increase (Decrease) in Net Assets Resulting from Operations											43,695				(2,249)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments											(61,532)				(49,006)
			Total Dividends and Distributions								(61,532)				(49,006)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(26,539)				(181,509)
			Total Increase (Decrease) in Net Assets								(44,376)				(232,764)

Net Assets
Beginning of period											808,386				1,041,150
End of period											$764,010				$808,386

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$593		$2,270		$18,824		$183		$218		$1,231		$1,496		$1,423
Reinvested	1,999		16,644		35,501		335		405		2,099		1,248		3,273
Redeemed	(2,093)		(14,870)		(76,463)		(1,162)		(357)		(4,355)		(4,939)		(10,042)
Net Increase (Decrease)	$499		$4,044		$(22,138	) $	(644	) $	266		$(1,025	) $	(2,195	) $	(5,346)
Shares:
Sold	46		182		1,495		14		17		99		118		111
Reinvested	163		1,371		2,912		28		34		174		103		270
Redeemed	(163)		(1,178)		(6,076)		(94)		(28)		(347)		(394)		(794)
Net Increase (Decrease)	46		375		(1,669)		(52)		23		(74)		(173)		(413)
Year Ended October 31, 2018
Dollars:
Sold	$3,957		$8,891		$33,518		$844		$1,474		$5,334		$2,767		$6,547
Reinvested	1,374		11,684		30,138		245		259		1,817		1,041		2,422
Redeemed	(10,100)		(40,658)		(196,694)		(2,312)		(2,759)		(17,423)		(9,225)		(14,650)
Net Increase (Decrease)	$(4,769	) $	(20,083) $		(133,038) $		(1,223	) $	(1,026	) $	(10,272	) $	(5,417	) $	(5,681)
Shares:
Sold	286		652		2,450		63		109		392		203		481
Reinvested	100		858		2,206		18		19		134		77		178
Redeemed	(730)		(2,989)		(14,450)		(170)		(202)		(1,288)		(683)		(1,076)
Net Increase (Decrease)	(344)		(1,479)		(9,794)		(89)		(74)		(762)		(403)		(417)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on
investments	$(2,006	) $	(16,665	) $	(35,501	) $	(335	) $	(405	) $	(2,099	) $	(1,248	) $	(3,273)
Total Dividends and Distributions	$(2,006	) $	(16,665	) $	(35,501	) $	(335	) $	(405	) $	(2,099	) $	(1,248	) $	(3,273)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(1,386	) $	(11,698	) $	(30,138	) $	(245	) $	(259	) $	(1,817	) $	(1,041	) $	(2,422)
Total Dividends and Distributions	$(1,386	) $	(11,698	) $	(30,138	) $	(245	) $	(259	) $	(1,817	) $	(1,041	) $	(2,422)

See accompanying notes.

10

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands							Principal LifeTime 2020 Fund
							Period Ended				Year Ended
							April 30, 2019				October 31, 2018
Operations
Net investment income (loss)									$86,123				$137,887
Net realized gain (loss) on investments .									154,211				205,578
Net change in unrealized appreciation/depreciation of investments									40,103				(350,287)
Net Increase (Decrease) in Net Assets Resulting from Operations									280,437				(6,822)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments									(285,179)				(297,035)
			Total Dividends and Distributions						(285,179)				(297,035)

Capital Share Transactions
Net increase (decrease) in capital share transactions									(225,792)				(763,260)
			Total Increase (Decrease) in Net Assets						(230,534)		(1,067,117)

Net Assets
Beginning of period									4,402,743				5,469,860
End of period									$4,172,209				$4,402,743

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$4,163		$16,559	$75,148	$1,205		$2,174		$6,176		$4,581		$13,475
Reinvested	6,038		57,361	187,516	1,487		1,390		8,900		7,033		15,026
Redeemed	(8,800)		(60,588)	(456,192)	(5,445)		(5,372)		(26,758)		(28,986)		(41,883)
Net Increase (Decrease)	$1,401		$13,332	$ (193,528) $	(2,753	) $	(1,808	) $	(11,682	) $	(17,372	) $	(13,382)
Shares:
Sold	307		1,234	5,807	90		164		472		343		1,009
Reinvested	473		4,544	14,769	118		110		708		558		1,189
Redeemed	(653)		(4,558)	(35,099)	(419)		(406)		(2,028)		(2,216)		(3,146)
Net Increase (Decrease)	127		1,220	(14,523)	(211)		(132)		(848)		(1,315)		(948)
Year Ended October 31, 2018
Dollars:
Sold	$14,309		$51,995	$ 110,794 $	2,728		$3,131		$17,454		$21,830		$47,287
Reinvested	5,830		52,801	201,631	1,589		1,975		10,528		7,394		14,932
Redeemed	(36,747)		(134,802)	(903,618)	(11,190)		(21,548)		(80,239)		(57,252)		(84,072)
Net Increase (Decrease)	$(16,608	) $	(30,006)	$ (591,193) $	(6,873	) $	(16,442	) $	(52,257	) $	(28,028	) $	(21,853)
Shares:
Sold	991		3,622	7,693	190		218		1,226		1,525		3,292
Reinvested	403		3,690	14,019	111		139		739		518		1,043
Redeemed	(2,526)		(9,435)	(63,049)	(782)		(1,502)		(5,621)		(3,995)		(5,898)
Net Increase (Decrease)	(1,132)		(2,123)	(41,337)	(481)		(1,145)		(3,656)		(1,952)		(1,563)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on
investments	$(6,314	) $	(57,416) $	(187,548) $	(1,487	) $	(1,449	) $	(8,902	) $	(7,033	) $	(15,030)
Total Dividends and Distributions	$(6,314	) $	(57,416)	$ (187,548) $	(1,487	) $	(1,449	) $	(8,902	) $	(7,033	) $	(15,030)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(6,093	) $	(52,849)	$ (201,635) $	(1,589	) $	(2,015	) $	(10,528	) $	(7,394	) $	(14,932)
Total Dividends and Distributions	$(6,093	) $	(52,849)	$ (201,635) $	(1,589	) $	(2,015	) $	(10,528	) $	(7,394	) $	(14,932)

See accompanying notes.

11

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands							Principal LifeTime 2030 Fund
							Period Ended				Year Ended
							April 30, 2019				October 31, 2018
Operations
Net investment income (loss)									$111,051				$165,326
Net realized gain (loss) on investments .									250,059				311,572
Net change in unrealized appreciation/depreciation of investments									60,151				(483,947)
Net Increase (Decrease) in Net Assets Resulting from Operations									421,261				(7,049)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments									(394,095)				(369,546)
			Total Dividends and Distributions						(394,095)				(369,546)

Capital Share Transactions
Net increase (decrease) in capital share transactions									19,348				(712,995)
			Total Increase (Decrease) in Net Assets						46,514		(1,089,590)

Net Assets
Beginning of period									5,504,076				6,593,666
End of period									$5,550,590				$5,504,076

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$6,643		$19,023	$139,562	$1,540		$1,368		$10,015		$6,710		$14,967
Reinvested	7,687		81,851	262,927	1,509		1,703		10,746		8,490		18,800
Redeemed	(7,966)		(57,535)	(399,723)	(6,145)		(3,837)		(24,081)		(33,787)		(41,119)
Net Increase (Decrease)	$6,364		$43,339	$2,766	$(3,096	) $	(766	) $	(3,320	) $	(18,587	) $	(7,352)
Shares:
Sold	483		1,392	10,507	112		102		736		472		1,097
Reinvested	598		6,405	20,511	119		133		843		643		1,468
Redeemed	(584)		(4,194)	(30,236)	(451)		(283)		(1,762)		(2,421)		(3,009)
Net Increase (Decrease)	497		3,603	782	(220)		(48)		(183)		(1,306)		(444)
Year Ended October 31, 2018
Dollars:
Sold	$20,146		$58,746	$192,700	$2,628		$4,909		$24,277		$23,132		$49,152
Reinvested	6,881		68,490	254,694	1,582		2,064		11,012		8,386		16,131
Redeemed	(43,063)		(122,908)	(1,037,436)	(11,216)		(23,236)		(79,115)		(64,884)		(76,067)
Net Increase (Decrease)	$(16,036	) $	4,328	$ (590,042) $	(7,006	) $	(16,263	) $	(43,826	) $	(33,366	) $	(10,784)
Shares:
Sold	1,348		3,922	12,834	177		330		1,627		1,504		3,282
Reinvested	460		4,608	17,082	107		139		742		547		1,083
Redeemed	(2,876)		(8,245)	(69,710)	(755)		(1,545)		(5,301)		(4,207)		(5,083)
Net Increase (Decrease)	(1,068)		285	(39,794)	(471)		(1,076)		(2,932)		(2,156)		(718)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on
investments	$(8,041	) $	(81,858)	$ (262,937) $	(1,509	) $	(1,707	) $	(10,753	) $	(8,490	) $	(18,800)
Total Dividends and Distributions	$(8,041	) $	(81,858)	$ (262,937) $	(1,509	) $	(1,707	) $	(10,753	) $	(8,490	) $	(18,800)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(7,177	) $	(68,494)	$ (254,694) $	(1,582	) $	(2,066	) $	(11,015	) $	(8,386	) $	(16,132)
Total Dividends and Distributions	$(7,177	) $	(68,494)	$ (254,694) $	(1,582	) $	(2,066	) $	(11,015	) $	(8,386	) $	(16,132)

See accompanying notes.

12

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands							Principal LifeTime 2040 Fund
							Period Ended				Year Ended
							April 30, 2019				October 31, 2018
Operations
Net investment income (loss)									$72,009				$99,154
Net realized gain (loss) on investments .									198,504				255,356
Net change in unrealized appreciation/depreciation of investments									36,798				(323,739)
Net Increase (Decrease) in Net Assets Resulting from Operations									307,311				30,771

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments									(300,183)				(261,727)
			Total Dividends and Distributions						(300,183)				(261,727)

Capital Share Transactions
Net increase (decrease) in capital share transactions									70,724				(515,797)
			Total Increase (Decrease) in Net Assets						77,852				(746,753)

Net Assets
Beginning of period									3,741,065				4,487,818
End of period									$3,818,917				$3,741,065

	Class A		Class J	Institutional	R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$4,486		$11,545	$ 121,436 $	1,148		$1,610		$5,655		$5,632		$14,113
Reinvested	6,760		56,074	205,005	1,399		1,534		7,931		7,013		14,270
Redeemed	(5,998)		(31,424)	(287,635)	(3,179)		(2,659)		(15,811)		(22,650)		(25,531)
Net Increase (Decrease)	$5,248		$36,195	$38,806	$(632	) $	485		$(2,225	) $	(10,005	) $	2,852
Shares:
Sold	314		792	8,554	80		113		393		393		993
Reinvested	513		4,208	15,237	105		115		598		528		1,066
Redeemed	(422)		(2,167)	(20,608)	(223)		(184)		(1,106)		(1,620)		(1,770)
Net Increase (Decrease)	405		2,833	3,183	(38)		44		(115)		(699)		289
Year Ended October 31, 2018
Dollars:
Sold	$15,431		$35,349	$ 145,680 $	2,694		$3,512		$13,062		$12,989		$38,479
Reinvested	5,264		42,913	185,087	1,143		1,832		7,603		6,175		11,559
Redeemed	(27,937)		(68,770)	(771,348)	(6,264)		(17,865)		(51,729)		(42,854)		(57,802)
Net Increase (Decrease)	$(7,242	) $	9,492	$ (440,581) $	(2,427	) $	(12,521	) $	(31,064	) $	(23,690	) $	(7,764)
Shares:
Sold	985		2,226	9,045	170		220		824		822		2,402
Reinvested	338		2,726	11,662	73		117		486		394		732
Redeemed	(1,772)		(4,323)	(48,521)	(395)		(1,111)		(3,270)		(2,702)		(3,621)
Net Increase (Decrease)	(449)		629	(27,814)	(152)		(774)		(1,960)		(1,486)		(487)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on
investments	$(6,925	) $	(56,095)	$ (205,006) $	(1,399	) $	(1,544	) $	(7,931	) $	(7,013	) $	(14,270)
Total Dividends and Distributions	$(6,925	) $	(56,095)	$ (205,006) $	(1,399	) $	(1,544	) $	(7,931	) $	(7,013	) $	(14,270)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(5,394	) $	(42,924)	$ (185,087) $	(1,143	) $	(1,842	) $	(7,603	) $	(6,175	) $	(11,559)
Total Dividends and Distributions	$(5,394	) $	(42,924)	$ (185,087) $	(1,143	) $	(1,842	) $	(7,603	) $	(6,175	) $	(11,559)

See accompanying notes.

13

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands									Principal LifeTime 2050 Fund
									Period Ended				Year Ended
									April 30, 2019				October 31, 2018
Operations
Net investment income (loss)											$41,809				$54,700
Net realized gain (loss) on investments .											127,547				138,760
Net change in unrealized appreciation/depreciation of investments											20,333				(175,766)
Net Increase (Decrease) in Net Assets Resulting from Operations											189,689				17,694

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments											(162,841)				(126,863)
			Total Dividends and Distributions								(162,841)				(126,863)

Capital Share Transactions
Net increase (decrease) in capital share transactions											53,284				(263,536)
			Total Increase (Decrease) in Net Assets								80,132				(372,705)

Net Assets
Beginning of period											2,179,138				2,551,843
End of period											$2,259,270				$2,179,138

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$4,926		$5,700		$ 109,560 $		1,387		$1,318		$5,807		$3,822		$9,035
Reinvested	5,135		16,590		122,336		898		1,017		4,886		3,535		8,350
Redeemed	(12,745)		(10,852)		(189,441)		(2,071)		(1,742)		(10,186)		(8,281)		(15,700)
Net Increase (Decrease)	$(2,684	) $	11,438		$42,455		$214		$593		$507		$(924	) $	1,685
Shares:
Sold	337		398		7,764		96		92		402		265		625
Reinvested	383		1,278		9,149		68		77		370		266		627
Redeemed	(865)		(766)		(13,538)		(149)		(120)		(714)		(589)		(1,087)
Net Increase (Decrease)	(145)		910		3,375		15		49		58		(58)		165
Year Ended October 31, 2018
Dollars:
Sold	$15,754		$16,190		$ 136,702 $		2,524		$3,268		$11,447		$10,983		$33,882
Reinvested	3,769		11,547		97,832		651		1,070		3,835		2,789		5,304
Redeemed	(25,195)		(26,628)		(472,065)		(4,969)		(12,574)		(27,112)		(27,415)		(25,125)
Net Increase (Decrease)	$(5,672	) $	1,109		$ (237,531) $		(1,794	) $	(8,236	) $	(11,830	) $	(13,643	) $	14,061
Shares:
Sold	981		1,038		8,525		160		206		724		691		2,118
Reinvested	237		750		6,184		42		68		245		178		336
Redeemed	(1,574)		(1,710)		(29,706)		(315)		(782)		(1,722)		(1,726)		(1,570)
Net Increase (Decrease)	(356)		78		(14,997)		(113)		(508)		(753)		(857)		884

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on
investments	$(5,214	) $	(16,590)		$ (122,346) $		(898	) $	(1,022	) $	(4,886	) $	(3,535	) $	(8,350)
Total Dividends and Distributions	$(5,214	) $	(16,590)		$ (122,346) $		(898	) $	(1,022	) $	(4,886	) $	(3,535	) $	(8,350)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(3,828	) $	(11,550	) $	(97,832	) $	(651	) $	(1,071	) $	(3,838	) $	(2,789	) $	(5,304)
Total Dividends and Distributions	$(3,828	) $	(11,550	) $	(97,832	) $	(651	) $	(1,071	) $	(3,838	) $	(2,789	) $	(5,304)

See accompanying notes.

14

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

									Principal LifeTime Strategic Income
Amounts in thousands											Fund
									Period Ended				Year Ended
									April 30, 2019				October 31, 2018
Operations
Net investment income (loss)											$8,301				$13,708
Net realized gain (loss) on investments .											7,159				20,259
Net change in unrealized appreciation/depreciation of investments											7,294				(37,359)
Net Increase (Decrease) in Net Assets Resulting from Operations											22,754				(3,392)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments											(30,084)				(25,464)
			Total Dividends and Distributions								(30,084)				(25,464)

Capital Share Transactions
Net increase (decrease) in capital share transactions											(17,264)				(111,083)
			Total Increase (Decrease) in Net Assets								(24,594)				(139,939)

Net Assets
Beginning of period											437,492				577,431
End of period											$412,898				$437,492

	Class A		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$612		$1,516		$17,875		$157		$204		$2,423		$1,217		$1,529
Reinvested	1,098		4,607		20,824		191		262		1,197		515		1,351
Redeemed	(1,108)		(5,324)		(50,877)		(653)		(134)		(6,886)		(2,001)		(5,859)
Net Increase (Decrease)	$602		$799		$(12,178	) $	(305	) $	332		$(3,266	) $	(269	) $	(2,979)
Shares:
Sold	51		130		1,548		14		18		211		105		129
Reinvested	96		409		1,841		17		23		107		46		119
Redeemed	(94)		(457)		(4,398)		(55)		(12)		(602)		(172)		(505)
Net Increase (Decrease)	53		82		(1,009)		(24)		29		(284)		(21)		(257)
Year Ended October 31, 2018
Dollars:
Sold	$2,406		$2,298		$28,107		$441		$510		$4,531		$2,292		$5,122
Reinvested	749		3,476		18,453		133		167		921		470		1,074
Redeemed	(6,629)		(12,883)		(135,664)		(669)		(802)		(9,145)		(5,459)		(10,982)
Net Increase (Decrease)	$(3,474	) $	(7,109	) $	(89,104	) $	(95	) $	(125	) $	(3,693	) $	(2,697	) $	(4,786)
Shares:
Sold	193		185		2,266		35		41		370		186		415
Reinvested	59		280		1,480		11		14		74		38		86
Redeemed	(524)		(1,046)		(10,959)		(54)		(65)		(743)		(444)		(884)
Net Increase (Decrease)	(272)		(581)		(7,213)		(8)		(10)		(299)		(220)		(383)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on
investments	$(1,124	) $	(4,615	) $	(20,829	) $	(191	) $	(262	) $	(1,197	) $	(515	) $	(1,351)
Total Dividends and Distributions	$(1,124	) $	(4,615	) $	(20,829	) $	(191	) $	(262	) $	(1,197	) $	(515	) $	(1,351)
Year Ended October 31, 2018
From net investment income and net realized gain on
investments	$(764	) $	(3,478	) $	(18,456	) $	(133	) $	(168	) $	(921	) $	(470	) $	(1,074)
Total Dividends and Distributions	$(764	) $	(3,478	) $	(18,456	) $	(133	) $	(168	) $	(921	) $	(470	) $	(1,074)

See accompanying notes.

15

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands													SAM Balanced Portfolio
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$62,494				$106,259
Net realized gain (loss) on investments .													98,853				353,051
Net change in unrealized appreciation/depreciation of investments													160,844				(450,593)
	Net Increase (Decrease) in Net Assets Resulting from Operations												322,191				8,717

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(365,524)				(341,973)
					Total Dividends and Distributions								(365,524)				(341,973)

Capital Share Transactions
Net increase (decrease) in capital share transactions													147,341				(94,656)
					Total Increase (Decrease) in Net Assets								104,008				(427,912)

Net Assets
Beginning of period													4,458,763				4,886,675
End of period													$4,562,771				$4,458,763

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$268,567		$18,599		$43,305		$63,311		$243		$79		$1,592		$2,336		$3,515
Reinvested	156,808		50,064		87,868		60,855		264		265		2,272		1,846		3,051
Redeemed	(173,224)		(285,265)		(70,799)		(69,811)		(230)		(526)		(6,244)		(7,039)		(4,361)
Net Increase (Decrease)	$252,151		$ (216,602) $		60,374		$54,355		$277		$(182	) $	(2,380	) $	(2,857	) $	2,205
Shares:
Sold	18,723		1,273		3,031		4,360		17		5		111		167		236
Reinvested	11,273		3,670		6,547		4,448		19		20		167		135		223
Redeemed	(11,768)		(20,202)		(4,963)		(4,804)		(16)		(36)		(440)		(493)		(299)
Net Increase (Decrease)	18,228		(15,259)		4,615		4,004		20		(11)		(162)		(191)		160
Year Ended October 31, 2018
Dollars:
Sold	$133,692		$58,494		$91,186		$88,862		$755		$448		$3,957		$5,134		$5,325
Reinvested	144,785		46,150		81,484		58,158		207		257		2,249		2,134		4,000
Redeemed	(298,510)		(144,555)		(166,205)		(158,209)		(1,251)		(783)		(8,813)		(15,062)		(28,545)
Net Increase (Decrease)	$(20,033	) $	(39,911	) $	6,465		$(11,189	) $	(289	) $	(78	) $	(2,607	) $	(7,794	) $	(19,220)
Shares:
Sold	8,289		3,678		5,839		5,608		48		28		250		326		338
Reinvested	9,022		2,920		5,248		3,681		13		16		143		135		253
Redeemed	(18,506)		(9,113)		(10,683)		(9,979)		(78)		(49)		(560)		(953)		(1,817)
Net Increase (Decrease)	(1,195)		(2,515)		404		(690)		(17)		(5)		(167)		(492)		(1,226)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$ (158,610) $		(50,248	) $	(87,991	) $	(60,977	) $	(264	) $	(265	) $	(2,272	) $	(1,846	) $	(3,051)
Total Dividends and Distributions	$ (158,610) $		(50,248	) $	(87,991	) $	(60,977	) $	(264	) $	(265	) $	(2,272	) $	(1,846	) $	(3,051)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$ (146,780) $		(46,449	) $	(81,645	) $	(58,252	) $	(207	) $	(257	) $	(2,249	) $	(2,134	) $	(4,000)
Total Dividends and Distributions	$ (146,780) $		(46,449	) $	(81,645	) $	(58,252	) $	(207	) $	(257	) $	(2,249	) $	(2,134	) $	(4,000)

See accompanying notes.

16

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands											SAM Conservative Balanced Portfolio
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$25,733				$44,539
Net realized gain (loss) on investments .													23,379				85,752
Net change in unrealized appreciation/depreciation of investments													52,447				(137,727)
	Net Increase (Decrease) in Net Assets Resulting from Operations												101,559				(7,436)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(101,493)				(88,557)
					Total Dividends and Distributions								(101,493)				(88,557)

Capital Share Transactions
Net increase (decrease) in capital share transactions													10,203				(37,055)
					Total Increase (Decrease) in Net Assets								10,269				(133,048)

Net Assets
Beginning of period													1,673,696				1,806,744
End of period													$1,683,965				$1,673,696

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$79,999		$9,887		$39,906		$33,808		$266		$39		$1,347		$6,071		$1,531
Reinvested	29,130		12,622		38,096		18,046		139		25		733		1,222		1,026
Redeemed	(44,569)		(81,321)		(45,295)		(85,691)		(291)		(37)		(673)		(3,172)		(2,641)
Net Increase (Decrease)	$64,560		$(58,812	) $	32,707		$(33,837	) $	114		$27		$1,407		$4,121		$(84)
Shares:
Sold	7,070		877		3,510		2,932		24		4		118		544		134
Reinvested	2,629		1,156		3,487		1,646		13		2		67		111		94
Redeemed	(3,878)		(7,268)		(3,985)		(7,470)		(26)		(3)		(59)		(279)		(230)
Net Increase (Decrease)	5,821		(5,235)		3,012		(2,892)		11		3		126		376		(2)
Year Ended October 31, 2018
Dollars:
Sold	$57,361		$23,975		$95,561		$31,379		$834		$134		$3,203		$5,911		$5,955
Reinvested	25,070		10,538		32,533		16,780		123		28		581		1,049		1,266
Redeemed	(98,804)		(47,849)		(108,004)		(66,750)		(1,637)		(279)		(3,977)		(6,567)		(15,469)
Net Increase (Decrease)	$(16,373	) $	(13,336	) $	20,090		$(18,591	) $	(680	) $	(117	) $	(193	) $	393		$(8,248)
Shares:
Sold	4,679		1,977		7,889		2,596		69		11		266		483		495
Reinvested	2,043		867		2,687		1,381		10		2		48		86		104
Redeemed	(8,068)		(3,953)		(8,942)		(5,505)		(135)		(23)		(329)		(542)		(1,284)
Net Increase (Decrease)	(1,346)		(1,109)		1,634		(1,528)		(56)		(10)		(15)		27		(685)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$(29,431	) $	(12,706	) $	(38,142	) $	(18,067	) $	(139	) $	(27	) $	(733	) $	(1,222	) $	(1,026)
Total Dividends and Distributions	$(29,431	) $	(12,706	) $	(38,142	) $	(18,067	) $	(139	) $	(27	) $	(733	) $	(1,222	) $	(1,026)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(25,522	) $	(10,628	) $	(32,562	) $	(16,797	) $	(123	) $	(29	) $	(581	) $	(1,049	) $	(1,266)
Total Dividends and Distributions	$(25,522	) $	(10,628	) $	(32,562	) $	(16,797	) $	(123	) $	(29	) $	(581	) $	(1,049	) $	(1,266)

See accompanying notes.

17

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands										SAM Conservative Growth Portfolio
										Period Ended				Year Ended
										April 30, 2019				October 31, 2018
Operations
Net investment income (loss)												$36,803				$66,257
Net realized gain (loss) on investments .												76,852				347,178
Net change in unrealized appreciation/depreciation of investments												131,693				(401,039)
	Net Increase (Decrease) in Net Assets Resulting from Operations											245,348				12,396

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments												(356,537)				(262,357)
				Total Dividends and Distributions								(356,537)				(262,357)

Capital Share Transactions
Net increase (decrease) in capital share transactions												195,663				(6,417)
				Total Increase (Decrease) in Net Assets								84,474				(256,378)

Net Assets
Beginning of period												2,973,041				3,229,419
End of period												$3,057,515				$2,973,041

	Class A	Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$249,149	$14,971		$17,637		$27,288		$43		$106		$1,361		$3,164		$3,665
Reinvested	166,193	56,642		67,962		55,742		131		163		2,562		1,315		3,103
Redeemed	(120,885)	(253,991)		(34,982)		(51,264)		(225)		(125)		(5,228)		(3,769)		(5,065)
Net Increase (Decrease)	$294,457	$ (182,378) $		50,617		$31,766		$(51	) $	144		$(1,305	) $	710		$1,703
Shares:
Sold	15,930	1,008		1,103		1,731		3		7		85		212		224
Reinvested	11,044	4,101		4,697		3,792		9		11		177		90		212
Redeemed	(7,424)	(17,589)		(2,222)		(3,220)		(15)		(8)		(346)		(242)		(314)
Net Increase (Decrease)	19,550	(12,480)		3,578		2,303		(3)		10		(84)		60		122
Year Ended October 31, 2018
Dollars:
Sold	$97,666	$42,419		$49,829		$41,955		$288		$148		$5,082		$3,413		$7,361
Reinvested	121,339	41,609		48,438		42,212		176		166		1,651		1,254		3,272
Redeemed	(212,550)	(96,872)		(77,014)		(90,349)		(2,324)		(937)		(3,507)		(8,445)		(22,697)
Net Increase (Decrease)	$6,455	$(12,844	) $	21,253		$(6,182	) $	(1,860	) $	(623	) $	3,226		$(3,778	) $	(12,064)
Shares:
Sold	5,283	2,453		2,770		2,299		17		8		283		187		411
Reinvested	6,603	2,439		2,728		2,345		10		9		93		70		183
Redeemed	(11,437)	(5,609)		(4,296)		(4,973)		(128)		(51)		(198)		(471)		(1,270)
Net Increase (Decrease)	449	(717)		1,202		(329)		(101)		(34)		178		(214)		(676)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$ (168,250) $	(56,924	) $	(68,017	) $	(56,072	) $	(131	) $	(163	) $	(2,562	) $	(1,315	) $	(3,103)
Total Dividends and Distributions	$ (168,250) $	(56,924	) $	(68,017	) $	(56,072	) $	(131	) $	(163	) $	(2,562	) $	(1,315	) $	(3,103)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$ (123,029) $	(41,951	) $	(48,472	) $	(42,385	) $	(176	) $	(167	) $	(1,651	) $	(1,254	) $	(3,272)
Total Dividends and Distributions	$ (123,029) $	(41,951	) $	(48,472	) $	(42,385	) $	(176	) $	(167	) $	(1,651	) $	(1,254	) $	(3,272)

See accompanying notes.

18

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands											SAM Flexible Income Portfolio
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$40,238				$74,720
Net realized gain (loss) on investments .													8,391				109,300
Net change in unrealized appreciation/depreciation of investments													92,729				(190,908)
	Net Increase (Decrease) in Net Assets Resulting from Operations												141,358				(6,888)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(141,372)				(93,151)
					Total Dividends and Distributions								(141,372)				(93,151)

Capital Share Transactions
Net increase (decrease) in capital share transactions													47,954				(91,321)
					Total Increase (Decrease) in Net Assets								47,940				(191,360)

Net Assets
Beginning of period													2,567,343				2,758,703
End of period													$2,615,283				$2,567,343

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$134,183		$15,380		$54,568		$32,321		$682		$145		$648		$1,220		$1,043
Reinvested	50,047		16,209		60,998		11,799		89		50		278		289		596
Redeemed	(109,193)		(84,923)		(91,048)		(38,977)		(149)		(10)		(1,034)		(2,239)		(5,018)
Net Increase (Decrease)	$75,037		$(53,334	) $	24,518		$5,143		$622		$185		$(108	) $	(730	) $	(3,379)
Shares:
Sold	11,393		1,308		4,642		2,751		57		12		55		103		89
Reinvested	4,335		1,424		5,329		1,025		8		5		24		25		52
Redeemed	(9,207)		(7,327)		(7,775)		(3,307)		(13)		(1)		(88)		(191)		(431)
Net Increase (Decrease)	6,521		(4,595)		2,196		469		52		16		(9)		(63)		(290)
Year Ended October 31, 2018
Dollars:
Sold	$176,014		$42,278		$114,682		$48,626		$781		$311		$972		$1,653		$1,870
Reinvested	32,629		9,368		41,517		7,960		45		20		182		184		515
Redeemed	(236,935)		(77,067)		(198,345)		(47,487)		(623)		(148)		(1,617)		(2,008)		(6,698)
Net Increase (Decrease)	$(28,292	) $	(25,421	) $	(42,146	) $	9,099		$203		$183		$(463	) $	(171	) $	(4,313)
Shares:
Sold	14,197		3,445		9,310		3,937		64		25		80		135		151
Reinvested	2,628		761		3,373		644		4		2		14		15		42
Redeemed	(19,134)		(6,289)		(16,137)		(3,845)		(50)		(12)		(131)		(163)		(544)
Net Increase (Decrease)	(2,309)		(2,083)		(3,454)		736		17		15		(37)		(13)		(351)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$(50,451	) $	(16,362	) $	(61,167	) $	(12,090	) $	(89	) $	(50	) $	(278	) $	(289	) $	(596)
Total Dividends and Distributions	$(50,451	) $	(16,362	) $	(61,167	) $	(12,090	) $	(89	) $	(50	) $	(278	) $	(289	) $	(596)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(33,037	) $	(9,482	) $	(41,603	) $	(8,083	) $	(45	) $	(20	) $	(182	) $	(184	) $	(515)
Total Dividends and Distributions	$(33,037	) $	(9,482	) $	(41,603	) $	(8,083	) $	(45	) $	(20	) $	(182	) $	(184	) $	(515)

See accompanying notes.

19

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands											SAM Strategic Growth Portfolio
											Period Ended				Year Ended
											April 30, 2019				October 31, 2018
Operations
Net investment income (loss)													$20,263				$40,694
Net realized gain (loss) on investments .													49,248				302,203
Net change in unrealized appreciation/depreciation of investments													99,734				(354,289)
	Net Increase (Decrease) in Net Assets Resulting from Operations												169,245				(11,392)

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments													(303,856)				(132,976)
					Total Dividends and Distributions								(303,856)				(132,976)

Capital Share Transactions
Net increase (decrease) in capital share transactions													212,197				(22,194)
					Total Increase (Decrease) in Net Assets								77,586				(166,562)

Net Assets
Beginning of period													1,814,881				1,981,443
End of period													$1,892,467				$1,814,881

	Class A		Class C		Class J		Institutional		R-1		R-2		R-3		R-4		R-5
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$153,368		$9,139		$14,106		$19,739		$59		$73		$683		$1,478		$1,776
Reinvested	153,600		48,567		49,165		43,611		100		375		1,740		2,219		2,556
Redeemed	(71,610)		(157,110)		(22,114)		(29,602)		(232)		(44)		(4,358)		(3,019)		(2,068)
Net Increase (Decrease)	$235,358		$(99,404	) $	41,157		$33,748		$(73	) $	404		$(1,935	) $	678		$2,264
Shares:
Sold	9,298		583		847		1,191		3		4		44		92		100
Reinvested	9,743		3,458		3,244		2,837		7		25		115		146		168
Redeemed	(4,138)		(10,639)		(1,319)		(1,743)		(14)		(3)		(266)		(188)		(119)
Net Increase (Decrease)	14,903		(6,598)		2,772		2,285		(4)		26		(107)		50		149
Year Ended October 31, 2018
Dollars:
Sold	$55,482		$21,299		$23,866		$34,726		$417		$174		$1,778		$3,401		$4,039
Reinvested	66,557		20,996		21,650		19,347		74		161		797		1,053		1,243
Redeemed	(128,225)		(57,368)		(46,373)		(48,777)		(1,915)		(402)		(3,166)		(5,434)		(7,594)
Net Increase (Decrease)	$(6,186	) $	(15,073	) $	(857	) $	5,296		$(1,424	) $	(67	) $	(591	) $	(980	) $	(2,312)
Shares:
Sold	2,658		1,116		1,182		1,693		21		9		88		167		200
Reinvested	3,208		1,112		1,078		954		4		8		40		52		62
Redeemed	(6,128)		(3,008)		(2,297)		(2,389)		(94)		(20)		(155)		(269)		(377)
Net Increase (Decrease)	(262)		(780)		(37)		258		(69)		(3)		(27)		(50)		(115)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized
gain on investments	$ (155,226) $		(48,733	) $	(49,174	) $	(43,733	) $	(100	) $	(375	) $	(1,740	) $	(2,219	) $	(2,556)
Total Dividends and Distributions	$ (155,226) $		(48,733	) $	(49,174	) $	(43,733	) $	(100	) $	(375	) $	(1,740	) $	(2,219	) $	(2,556)
Year Ended October 31, 2018
From net investment income and net realized
gain on investments	$(67,496	) $	(21,112	) $	(21,651	) $	(19,389	) $	(74	) $	(161	) $	(797	) $	(1,053	) $	(1,243)
Total Dividends and Distributions	$(67,496	) $	(21,112	) $	(21,651	) $	(19,389	) $	(74	) $	(161	) $	(797	) $	(1,053	) $	(1,243)

See accompanying notes.

20

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund (collectively, the “Principal LifeTime Funds”), SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, and SAM Strategic Growth Portfolio (collectively, the “SAM Portfolios”) (known as the "Funds") are presented herein. The Funds may offer up to nine classes of shares: Class A, Class C, Class J, Institutional, R-1, R-2, R-3, R-4, and R-5. Information presented in these financial statements pertains to Class A and Class C shares. Certain detailed financial information for Class J, Institutional, R-1, R-2, R-3, R-4, and R-5 classes of shares is provided separately.

Each of the Funds is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The Funds have not provided financial support and are not contractually required to provide financial support to any investee.

All classes of shares for each of the Funds represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. The Funds invest in R-6 and Institutional shares of other series of the Fund, which are valued at the closing net asset value per share of each respective fund on the day of valuation. In addition, the SAM Portfolios invest in Principal Exchange-Traded Funds, which are valued at fair value. The Funds also invest in other publicly traded investment funds. Other publicly traded investment funds are valued at the respective fund’s net asset value. The shares of the other series of Principal Funds, Inc., Principal Exchange-Traded Funds and other publicly traded investment funds are referred to as the “Underlying Funds”.

Income and Investment Transactions. The Funds record investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions and unrealized appreciation or depreciation of investments. The Funds record dividend income on the ex-dividend date. Interest income is recognized on an accrual basis. The Funds allocate all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the value of shares outstanding of each class.

Expenses. Expenses directly attributed to a particular fund are charged to that fund. Other expenses not directly attributed to a particular fund are apportioned among the registered investment companies managed by Principal Global Investors, LLC (the “Manager”).

Management fees are allocated daily to each class of shares based upon the relative proportion of the value of shares outstanding of each class. Expenses specifically attributable to a particular class are charged directly to such class and are included separately in the statements of operations.

In addition to the expenses the Funds bear directly, each of the Funds may indirectly bear a pro rata share of the fees and expenses of the Underlying Funds in which they invest. Because the Underlying Funds have varied expense levels and each of the Funds may own different proportions of Underlying Funds at different times, the amount of expense incurred indirectly by each fund will vary. Expenses included in the statements of operations of the Funds do not include any expenses associated with the Underlying Funds.

Distributions to Shareholders. Dividends and distributions to shareholders of the Funds are recorded on the ex-dividend date. Dividends and distributions to shareholders from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP. These differences are primarily due to differing treatments for losses deferred due to wash sales. Permanent book and tax basis differences are reclassified within the capital accounts based on federal tax-basis treatment; temporary differences do not require reclassification. To the extent dividends and distributions exceed current and accumulated earnings and profits for federal income tax purposes; they are reported as return of capital distributions.

21

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

2. Significant Accounting Policies (continued)

Federal Income Taxes. No provision for federal income taxes is considered necessary because each of the Funds intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period endedApril 30, 2019, the Funds did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2015-2017.

Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the Funds have adopted the removal and modification of applicable disclosures.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the Funds to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). During the period ended April 30, 2019, the Funds did not borrow from or loan to the Facility.

In addition, the Funds participate with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of .15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. During the period ended April 30, 2019, the Funds did not borrow against the line of credit.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

4. Fair Valuation

Fair value is defined as the price that the Funds would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the Funds may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

22

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

4. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included in Level 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds and U.S. Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the Funds’ assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the Funds in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the Funds’own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The Funds use prices and inputs that are current as of the measurement date, when available.

For the period ended April 30, 2019, 100% of the Funds’ investments were valued based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

Management Services. Certain of the Funds have agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of each fund’s average daily net assets. A portion of the management fee is paid by the Manager to the sub-advisor of each of the Funds, which are affiliates of the Manager. The annual rate paid by the SAM Portfolios is based upon the aggregate average daily net assets (“aggregate net assets”) of the SAM Portfolios. The investment advisory and management fee schedule for the SAM Portfolios is .35% of aggregate net assets up to $3 billion, .30% of the next $4 billion of aggregate net assets, .25% of the next $4 billion of aggregate net assets, .20% of the next $4 billion of aggregate net assets, and .18% of aggregate net assets over $15 billion. The Principal LifeTime Funds do not pay investment advisory and management fees.

In addition to the management fee, R-1, R-2, R-3, R-4, and R-5 classes of shares of the Funds pay the Manager a service fee and an administrative service fee computed at an annual percentage rate of each class’s average daily net assets. The annual rates for the service fee are .25%, .25%, .25%, .25%, and .25% and the annual rates for the administrative service fee are .28%, .20%, .07%, .03%, and .01% for R-1, R-2, R-3, R-4, and R-5, respectively. Class A, Class C, and Institutional shares of the Funds reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pays the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the expenses (excluding interest expense, expenses related to fund investments, acquired fund fees and expenses, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits are as follows:

		Period from November 1, 2018 through April 30, 2019
	Class A	Class C	Class J	Institutional	Expiration
Principal LifeTime 2010 Fund	.38%	N/A	N/A	N/A	February 29, 2020

23

		Notes to Financial Statements
		Principal Funds, Inc.
		April 30, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

		Period from November 1, 2018 through April 30, 2019
	Class A	Class C	Class J	Institutional	Expiration
Principal LifeTime 2020 Fund	.38	N/A	N/A	N/A	February 29, 2020
Principal LifeTime 2030 Fund	.38	N/A	N/A	N/A	February 29, 2020
Principal LifeTime 2040 Fund	.38	N/A	N/A	N/A	February 29, 2020
Principal LifeTime 2050 Fund	.38	N/A	N/A	N/A	February 29, 2020
Principal LifeTime Strategic Income Fund	.38	N/A	N/A	N/A	February 29, 2020

The Manager contractually agreed to limit the expenses (including acquired fund fees and expenses, but excluding interest expense, expenses related to fund investments, and other extraordinary expenses) for certain classes of shares of certain of the Funds. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each class of shares on an annualized basis during the reporting period. The operating expense limits, which expired February 28, 2019, were as follows:

			Period from November 1, 2018 through February 28, 2019
	Class A	Class C	Class J	Institutional	R-1	R-2	R-3	R-4	R-5
SAM Balanced Portfolio	1.31%	2.05%	1.13%	.97%	1.84%	1.71%	1.53%	1.34%	1.22%
SAM Conservative Balanced Portfolio	1.24	1.99	1.06	.90	1.77	1.64	1.46	1.27	1.15
SAM Conservative Growth Portfolio	1.32	2.07	1.15	.98	1.85	1.72	1.54	1.35	1.23
SAM Flexible Income Portfolio	1.13	1.88	.98	.83	1.68	1.55	1.37	1.18	1.06
SAM Strategic Growth Portfolio	1.34	2.09	1.15	.97	1.84	1.71	1.53	1.34	1.22

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. The Class A, Class C, Class J, R-1, R-2, R-3, and R-4 shares of the Funds bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of each of the Funds. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the Funds. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rates are .25%, 1.00%, .15%, .35%, .30%, .25%, and .10% for Class A, Class C, Class J, R-1, R-2, R-3, and R-4 classes of shares, respectively.

The Distributor has voluntarily agreed to limit the distribution fees (expressed as a percent of average net assets on an annualized basis) attributable to Class J shares. The limit will maintain the level of distribution fees not to exceed .12% for Class J shares. The voluntary expense limit may be terminated at any time.

Amounts owed to the Funds under the terms of the expense limitation agreements are reflected in the statements of assets and liabilities as expense reimbursement from Distributor and are settled periodically.

Chief Compliance Officer Expenses. The Funds pay certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statements of operations.

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A, Class C, and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were originally sold without a sales charge. The charge for Class C shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The Distributor also retains sales charges on sales of ClassAshares based on declining rates which begin at 3.75% for Principal LifeTime 2010 Fund, Principal LifeTime Strategic Income Fund, and SAM Flexible Income Portfolio, and 5.50% for all other Funds. The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2019, were as follows (amounts in thousands):

	Class A	Class C	Class J
Principal LifeTime 2010 Fund	$6	N/A	$1
Principal LifeTime 2020 Fund	61	N/A	15
Principal LifeTime 2030 Fund	138	N/A	19
Principal LifeTime 2040 Fund	117	N/A	25
Principal LifeTime 2050 Fund	131	N/A	6
Principal LifeTime Strategic Income Fund	5	N/A	–
SAM Balanced Portfolio	435	$20	39
SAM Conservative Balanced Portfolio	223	5	41

24

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

	Class A	Class C	Class J
SAM Conservative Growth Portfolio	427	10	19
SAM Flexible Income Portfolio	275	12	50
SAM Strategic Growth Portfolio	327	6	9

Effective January 22, 2019, Class C shares automatically convert into Class A shares, based on relative net asset value (without a sales charge), 10 years after purchase.

Affiliated Ownership. At April 30, 2019, Principal Life Insurance Company (an affiliate of the Manager), the Manager, the Distributor, Principal Securities, Inc., Collective Investment Trusts sponsored by Principal Trust Company, benefit plans and separate accounts sponsored on behalf of Principal Life Insurance Company, and other affiliated entities owned shares of the Funds as follows (amounts in thousands):

Institutional
Principal LifeTime 2010 Fund	28,938
Principal LifeTime 2020 Fund	172,917
Principal LifeTime 2030 Fund	230,362
Principal LifeTime 2040 Fund	150,958
Principal LifeTime 2050 Fund	96,687
Principal LifeTime Strategic Income Fund	21,693
SAM Balanced Portfolio	44,654
SAM Conservative Balanced Portfolio	18,940
SAM Conservative Growth Portfolio	23,785
SAM Flexible Income Portfolio	12,178
SAM Strategic Growth Portfolio	13,104

6. Investment Transactions

For the period ended April 30, 2019, the cost of investment securities purchased and proceeds from investment securities sold (not including short-term investments and return of capital) by the Funds were as follows (amounts in thousands):

	Purchases	Sales
Principal LifeTime 2010 Fund	$58,013	$113,673
Principal LifeTime 2020 Fund	331,969	611,887
Principal LifeTime 2030 Fund	414,079	427,859
Principal LifeTime 2040 Fund	323,228	286,298
Principal LifeTime 2050 Fund	231,567	173,490
Principal LifeTime Strategic Income Fund	32,651	65,320
SAM Balanced Portfolio	251,078	317,279
SAM Conservative Balanced Portfolio	91,576	134,565
SAM Conservative Growth Portfolio	136,777	174,528
SAM Flexible Income Portfolio	81,756	124,009
SAM Strategic Growth Portfolio	119,044	131,522

7. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2019 and October 31, 2018 were as follows (amounts in thousands):

			Long-Term Capital
	Ordinary Income		Gain
	2019	2018	2019	2018	*
Principal LifeTime 2010 Fund	$21,708	$28,315	$39,824	$20,691
Principal LifeTime 2020 Fund	111,711	147,706	173,468	149,329
Principal LifeTime 2030 Fund	127,286	174,296	266,809	195,250
Principal LifeTime 2040 Fund	82,305	105,321	217,878	156,406
Principal LifeTime 2050 Fund	44,587	57,743	118,254	69,120
Principal LifeTime Strategic Income Fund	12,463	16,414	17,621	9,050
SAM Balanced Portfolio	70,581	103,998	294,943	237,975
SAM Conservative Balanced Portfolio	26,886	45,930	74,607	42,627
SAM Conservative Growth Portfolio	51,920	63,116	304,617	199,241
SAM Flexible Income Portfolio	44,855	75,502	96,517	17,649
SAM Strategic Growth Portfolio	39,353	35,390	264,503	97,586

*The Funds designate these distributions as long-term capital gain dividends per IRC Sec. 852(b)(3)(c) in the 20-percent group (which may be taxed at a 20-percent rate, a 15-perfecnt rate or a 0-percent rate, depending on the shareholder’s taxable income.

25

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

7. Federal Tax Information (continued)

Certain Funds may also utilize earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction.

For U.S. federal income tax purposes, short-term capital gain distributions are considered ordinary income distributions.

Distributable Earnings. As of October 31, 2018, the components of total distributable earnings (accumulated loss) on a federal tax-basis were as follows (amounts in thousands):

							Total
	Undistributed	Undistributed		Net Unrealized	Other		Accumulated
	Ordinary	Long-Term	Accumulated	Appreciation	Temporary		Earnings
	Income	Capital Gains	Losses	(Depreciation)	Differences		(Deficit)
Principal LifeTime 2010 Fund	$9,760	$39,822	$—	$56,790	$— $		106,372
Principal LifeTime 2020 Fund	40,928	173,443	—	521,298	—	735,669
Principal LifeTime 2030 Fund	30,078	266,791	—	737,158	—	1,034,027
Principal LifeTime 2040 Fund	18,351	217,854	—	661,928	—	898,133
Principal LifeTime 2050 Fund	6,044	118,241	—	384,521		—	508,806
Principal LifeTime Strategic Income Fund	6,421	17,620	—	20,026		—	44,067
SAM Balanced Portfolio	14,085	294,935	—	522,586		—	831,606
SAM Conservative Balanced Portfolio	3,807	74,597	—	103,099		—	181,503
SAM Conservative Growth Portfolio	19,582	304,606	—	378,321	—	702,509
SAM Flexible Income Portfolio	3,299	96,501	—	17,643		—	117,443
SAM Strategic Growth Portfolio	20,839	264,501	—	140,745		—	426,085

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains of the Funds. At October 31, 2018, the Funds had no net capital loss carryforwards.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the fund’s taxable year subsequent to October 31 and December 31, respectively. At October 31, 2018, the Funds do not plan to defer any late-year losses.

Reclassification of Capital Accounts. The Funds may record reclassifications in their capital accounts. These reclassifications have no impact on the total net assets of the Funds. The reclassifications are a result of permanent differences between U.S. GAAPand tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the Funds’ distributions may be shown in the accompanying statements of changes in net assets as from net investment income and net realized gain on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2018, the Funds recorded reclassifications as follows (amounts in thousands):

	Total Distributable
	Earnings (Accumulated	Capital Shares and
	Loss)	Additional Paid-in-Capital
Principal LifeTime 2010 Fund	$(5,560)	$5,560
Principal LifeTime 2020 Fund	(27,691)	27,691
Principal LifeTime 2030 Fund	(40,753)	40,753
Principal LifeTime 2040 Fund	(34,237)	34,237
Principal LifeTime 2050 Fund	(19,895)	19,895
Principal LifeTime Strategic Income Fund	(2,512)	2,512
SAM Balanced Portfolio	(35,906)	35,906
SAM Conservative Balanced Portfolio	(10,015)	10,015
SAM Conservative Growth Portfolio	(33,736)	33,736
SAM Flexible Income Portfolio	(11,331)	11,331
SAM Strategic Growth Portfolio	(26,545)	26,545

Federal Income Tax Basis. At April 30, 2019, the net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the Funds were as follows (amounts in thousands):

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
Principal LifeTime 2010 Fund	$80,466	$(14,349)	$66,117	$ 697,988

26

	Notes to Financial Statements
	Principal Funds, Inc.
	April 30, 2019 (unaudited)

7. Federal Tax Information (continued)

				Cost for Federal
	Unrealized	Unrealized	Net Unrealized	Income Tax
	Appreciation	(Depreciation)	Appreciation/(Depreciation)	Purposes
Principal LifeTime 2020 Fund	$652,800	$(91,399)	$561,401	$3,611,189
Principal LifeTime 2030 Fund	918,773	(121,464)	797,309	4,753,798
Principal LifeTime 2040 Fund	768,439	(69,712)	698,727	3,120,576
Principal LifeTime 2050 Fund	448,668	(43,814)	404,854	1,854,573
Principal LifeTime Strategic Income Fund	34,367	(7,048)	27,319	385,632
SAM Balanced Portfolio	744,947	(61,517)	683,430	3,881,755
SAM Conservative Balanced Portfolio	180,050	(24,505)	155,545	1,529,267
SAM Conservative Growth Portfolio	541,226	(31,212)	510,014	2,549,022
SAM Flexible Income Portfolio	154,718	(44,347)	110,371	2,503,165
SAM Strategic Growth Portfolio	262,503	(22,025)	240,478	1,653,193

8. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

27

		Schedule of Investments
	Principal LifeTime 2010 Fund
		April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 23.76%
Blue Chip Fund (a)	1,011,746	$25,456
Diversified International Fund (a)	2,490,779	30,437
Diversified Real Asset Fund (a)	1,189,623	13,479
Global Multi-Strategy Fund (a)	4,200,006	44,436
International Small Company Fund (a)	898,758	9,608
LargeCap Growth Fund I (a)	1,566,565	24,438
MidCap Fund (a)	738,482	21,091
SmallCap Growth Fund I (a)	493,452	6,790
SmallCap Value Fund II (a)	544,132	5,784
		$181,519
Principal Funds, Inc. Institutional Class - 76.25%
Bond Market Index Fund (a)	8,033,922	87,971
Core Plus Bond Fund (a)	13,089,363	140,318
Equity Income Fund (a)	579,986	18,507
High Yield Fund I (a)	5,493,928	52,632
Inflation Protection Fund (a)	4,821,063	40,690
LargeCap S&P 500 Index Fund (a)	2,324,138	42,694
LargeCap Value Fund III (a)	1,155,529	19,032
MidCap Value Fund I (a)	804,314	11,260
Overseas Fund (a)	3,142,495	30,294
Short-Term Income Fund (a)	11,446,366	139,188
		$582,586
TOTAL INVESTMENT COMPANIES		$764,105
Total Investments		$764,105
Other Assets and Liabilities - (0.01)%		(95)
TOTAL NET ASSETS - 100.00%		$764,010

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	64.30%
Domestic Equity Funds	22.91%
Specialty Funds	7.58%
International Equity Funds	5.22%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

28

Schedule of Investments
Principal LifeTime 2010 Fund
April 30, 2019 (unaudited)

Affiliated Securities		October 31, 2018	Purchases (a),(b)	Sales (a),(b)	April 30, 2019
		Value	Cost	Proceeds		Value
Blue Chip Fund		$23,411	$1,772	$2,220		$25,456
Bond Market Index Fund		76,340	19,948	10,664		87,971
Core Plus Bond Fund		149,993	3,959	18,635		140,318
Diversified International Fund	Class R-6	—	41,549	1,038		30,437
Diversified International Fund	Institutional Class	32,365	2,205	44,638		—
Diversified Real Asset Fund		15,087	672	2,412		13,479
Equity Income Fund		18,930	1,258	2,220		18,507
Global Multi-Strategy Fund		48,799	3,405	5,815		44,436
High Yield Fund I		74,700	2,633	25,293		52,632
Inflation Protection Fund		43,969	1,700	5,500		40,690
International Small Company Fund		10,432	922	1,400		9,608
LargeCap Growth Fund I		23,482	2,735	2,220		24,438
LargeCap S&P 500 Index Fund		43,043	3,124	4,440		42,694
LargeCap Value Fund III		19,798	2,006	2,219		19,032
MidCap Fund		19,545	2,151	2,122		21,091
MidCap Value Fund I		—	11,178	106		11,260
MidCap Value Fund III		11,821	1,162	12,616		—
Overseas Fund		32,928	3,094	4,294		30,294
Short-Term Income Fund		151,134	3,211	17,030		139,188
SmallCap Growth Fund I		6,624	910	675		6,790
SmallCap Value Fund II		6,099	978	675		5,784
		$808,500	$110,572	$166,232		$764,105

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$3	$291		$1,586	$2,202
Bond Market Index Fund		1,857	33		—	2,314
Core Plus Bond Fund		2,428	(36)		—	5,037
Diversified International Fund	Class R-6	—	(208)		—	(9,866)
Diversified International Fund	Institutional Class	582	(278)		1,438	10,346
Diversified Real Asset Fund		474	166		—	(34)
Equity Income Fund		359	389		717	150
Global Multi-Strategy Fund		1,923	19		1,011	(1,972)
High Yield Fund I		2,005	(509)		—	1,101
Inflation Protection Fund		1,249	82		—	439
International Small Company Fund		290	11		517	(357)
LargeCap Growth Fund I		126	405		2,426	36
LargeCap S&P 500 Index Fund		833	613		1,927	354
LargeCap Value Fund III		532	178		1,291	(731)
MidCap Fund		65	359		1,912	1,158
MidCap Value Fund I		—	—		—	188
MidCap Value Fund III		393	—		643	(367)
Overseas Fund		887	215		1,855	(1,649)
Short-Term Income Fund		1,814	2		—	1,871
SmallCap Growth Fund I		91	117		764	(186)
SmallCap Value Fund II		168	90		754	(708)
		$16,079	$1,939		$16,841	$9,326
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

See accompanying notes.

29

		Schedule of Investments
	Principal LifeTime 2020 Fund
		April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 32.25%
Blue Chip Fund (a)	8,359,687	$210,330
Diversified International Fund (a)	23,047,029	281,635
Diversified Real Asset Fund (a)	6,435,807	72,918
Global Multi-Strategy Fund (a)	18,268,402	193,280
International Small Company Fund (a)	8,123,991	86,845
LargeCap Growth Fund I (a)	13,364,935	208,493
MidCap Fund (a)	6,202,874	177,154
SmallCap Growth Fund I (a)	4,568,096	62,857
SmallCap Value Fund II (a)	4,902,685	52,115
		$1,345,627
Principal Funds, Inc. Institutional Class - 67.76%
Bond Market Index Fund (a)	37,417,369	409,720
Core Plus Bond Fund (a)	60,182,066	645,152
Equity Income Fund (a)	5,065,067	161,626
High Yield Fund I (a)	22,325,703	213,880
Inflation Protection Fund (a)	17,954,605	151,537
LargeCap S&P 500 Index Fund (a)	19,226,675	353,194
LargeCap Value Fund III (a)	9,822,961	161,784
MidCap Value Fund I (a)	7,534,089	105,477
Overseas Fund (a)	28,720,896	276,870
Short-Term Income Fund (a)	28,595,623	347,723
		$2,826,963
TOTAL INVESTMENT COMPANIES		$4,172,590
Total Investments		$4,172,590
Other Assets and Liabilities - (0.01)%		(381)
TOTAL NET ASSETS - 100.00%	$4,172,209

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	49.12%
Domestic Equity Funds	35.79%
International Equity Funds	8.72%
Specialty Funds	6.38%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

30

Schedule of Investments
Principal LifeTime 2020 Fund
April 30, 2019 (unaudited)

Affiliated Securities		October 31, 2018	Purchases (a),(b)	Sales (a),(b)	April 30, 2019
		Value	Cost	Proceeds		Value
Blue Chip Fund		$195,709	$13,722	$19,310		$210,330
Bond Market Index Fund		349,407	99,402	49,324		409,720
Core Plus Bond Fund		696,760	12,702	87,436		645,152
Diversified International Fund	Class R-6	—	324,883	7,815		281,635
Diversified International Fund	Institutional Class	299,992	19,482	354,259		—
Diversified Real Asset Fund		82,549	2,840	13,048		72,918
Equity Income Fund		166,697	9,888	19,311		161,626
Global Multi-Strategy Fund		214,068	13,426	25,412		193,280
High Yield Fund I		328,009	9,631	126,146		213,880
Inflation Protection Fund		165,441	5,089	20,875		151,537
International Small Company Fund		94,340	7,600	11,742		86,845
LargeCap Growth Fund I		202,127	22,490	19,310		208,493
LargeCap S&P 500 Index Fund		360,798	23,975	38,619		353,194
LargeCap Value Fund III		170,188	16,159	19,310		161,784
MidCap Fund		165,671	17,230	18,005		177,154
MidCap Value Fund I		—	98,012	717		105,477
MidCap Value Fund III		111,245	10,038	111,090		—
Overseas Fund		301,954	26,095	37,314		276,870
Short-Term Income Fund		380,809	5,273	43,055		347,723
SmallCap Growth Fund I		61,836	8,164	6,263		62,857
SmallCap Value Fund II		55,625	8,605	6,263		52,115
		$4,403,225	$754,706	$1,034,624		$4,172,590

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$25	$2,322		$13,377	$17,887
Bond Market Index Fund		8,580	204		—	10,031
Core Plus Bond Fund		11,248	(157)		—	23,283
Diversified International Fund	Class R-6	—	(250)		—	(35,183)
Diversified International Fund	Institutional Class	5,457	345		13,529	34,440
Diversified Real Asset Fund		2,623	(167)		—	744
Equity Income Fund		3,180	3,577		6,387	775
Global Multi-Strategy Fund		8,525	44		4,486	(8,846)
High Yield Fund I		9,034	(1,633)		—	4,019
Inflation Protection Fund		4,743	18		—	1,864
International Small Company Fund		2,662	(22)		4,744	(3,331)
LargeCap Growth Fund I		1,098	2,573		21,072	613
LargeCap S&P 500 Index Fund		7,032	(882)		16,304	7,922
LargeCap Value Fund III		4,618	1,082		11,221	(6,335)
MidCap Fund		555	1,051		16,376	11,207
MidCap Value Fund I		—	9		—	8,173
MidCap Value Fund III		3,709	(98)		6,135	(10,095)
Overseas Fund		8,224	116		17,252	(13,981)
Short-Term Income Fund		4,560	(11)		—	4,707
SmallCap Growth Fund I		854	845		7,206	(1,725)
SmallCap Value Fund II		1,549	214		6,952	(6,066)
		$88,276	$9,180	$145,041		$40,103
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

See accompanying notes.

31

		Schedule of Investments
	Principal LifeTime 2030 Fund
		April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 40.98%
Blue Chip Fund (a)	7,308,919	$183,892
Diversified International Fund (a)	37,937,436	463,596
Diversified Real Asset Fund (a)	8,741,147	99,037
Global Multi-Strategy Fund (a)	20,739,754	219,427
International Emerging Markets Fund (a)	2,143,617	54,341
International Small Company Fund (a)	14,418,624	154,135
LargeCap Growth Fund I (a)	33,677,247	525,365
MidCap Fund (a)	11,015,558	314,604
Origin Emerging Markets Fund (a)	5,152,247	55,747
SmallCap Growth Fund I (a)	8,103,065	111,498
SmallCap Value Fund II (a)	8,760,923	93,129
		$2,274,771
Principal Funds, Inc. Institutional Class - 59.03%
Bond Market Index Fund (a)	30,246,775	331,202
Core Plus Bond Fund (a)	63,390,068	679,542
Equity Income Fund (a)	4,796,792	153,066
High Yield Fund I (a)	30,084,917	288,214
Inflation Protection Fund (a)	12,922,148	109,063
LargeCap S&P 500 Index Fund (a)	34,430,717	632,492
LargeCap Value Fund III (a)	26,221,639	431,870
MidCap Value Fund I (a)	13,935,669	195,099
Overseas Fund (a)	47,280,891	455,788
		$3,276,336
TOTAL INVESTMENT COMPANIES		$5,551,107
Total Investments		$5,551,107
Other Assets and Liabilities - (0.01)%		(517)
TOTAL NET ASSETS - 100.00%	$5,550,590

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	47.60%
Fixed Income Funds	33.71%
International Equity Funds	12.97%
Specialty Funds	5.73%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

32

Schedule of Investments
Principal LifeTime 2030 Fund
April 30, 2019 (unaudited)

Affiliated Securities		October 31, 2018	Purchases (a),(b)	Sales (a),(b)	April 30, 2019
		Value	Cost	Proceeds		Value
Blue Chip Fund		$164,220	$12,589	$10,912		$183,892
Bond Market Index Fund		341,292	12,176	31,551		331,202
Core Plus Bond Fund		695,826	18,477	58,610		679,542
Diversified International Fund	Class R-6	—	490,206	7,699		463,596
Diversified International Fund	Institutional Class	466,115	32,609	518,605		—
Diversified Real Asset Fund		104,066	4,604	10,696		99,037
Equity Income Fund		149,409	9,955	10,911		153,066
Global Multi-Strategy Fund		230,405	16,141	17,871		219,427
High Yield Fund I		295,157	11,931	22,463		288,214
Inflation Protection Fund		112,693	4,367	9,413		109,063
International Emerging Markets Fund		53,241	2,221	4,428		54,341
International Small Company Fund		157,884	14,000	12,837		154,135
LargeCap Growth Fund I		490,097	57,837	32,519		525,365
LargeCap S&P 500 Index Fund		616,104	45,245	43,855		632,492
LargeCap Value Fund III		431,756	44,259	32,518		431,870
MidCap Fund		280,446	31,179	19,896		314,604
MidCap Value Fund I		—	175,284	564		195,099
MidCap Value Fund III		194,246	19,102	190,365		—
Origin Emerging Markets Fund		53,400	1,409	4,128		55,747
Overseas Fund		469,048	44,315	37,652		455,788
SmallCap Growth Fund I		104,839	14,575	7,060		111,498
SmallCap Value Fund II		94,414	15,351	7,059		93,129
		$5,504,658	$1,077,832	$1,091,612		$5,551,107

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$21	$1,028		$11,281	$16,967
Bond Market Index Fund		8,436	(66)		—	9,351
Core Plus Bond Fund		11,527	39		—	23,810
Diversified International Fund	Class R-6	—	46		—	(18,957)
Diversified International Fund	Institutional Class	8,554	16		21,171	19,865
Diversified Real Asset Fund		3,344	(547)		—	1,610
Equity Income Fund		2,905	381		5,764	4,232
Global Multi-Strategy Fund		9,241	(23)		4,860	(9,225)
High Yield Fund I		9,284	(455)		—	4,044
Inflation Protection Fund		3,258	(14)		—	1,430
International Emerging Markets Fund		619	20		1,120	3,287
International Small Company Fund		4,492	10		7,996	(4,922)
LargeCap Growth Fund I		2,675	(112)		51,330	10,062
LargeCap S&P 500 Index Fund		12,076	(414)		28,001	15,412
LargeCap Value Fund III		11,786	(35)		28,641	(11,592)
MidCap Fund		946	160		27,888	22,715
MidCap Value Fund I		—	7		—	20,372
MidCap Value Fund III		6,634	(40)		10,786	(22,943)
Origin Emerging Markets Fund		884	(53)		—	5,119
Overseas Fund		12,888	41		26,990	(19,964)
SmallCap Growth Fund I		1,456	(109)		12,287	(747)
SmallCap Value Fund II		2,646	198		11,874	(9,775)
		$113,672	$78	$249,989		$60,151
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

See accompanying notes.

33

		Schedule of Investments
	Principal LifeTime 2040 Fund
		April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 36.78%
Blue Chip Fund (a)	5,833,754	$146,777
Diversified International Fund (a)	30,423,285	371,772
International Emerging Markets Fund (a)	2,087,921	52,929
International Small Company Fund (a)	10,938,511	116,933
LargeCap Growth Fund I (a)	26,973,704	420,790
Origin Emerging Markets Fund (a)	4,936,302	53,411
Real Estate Securities Fund (a)	3,069,800	78,863
SmallCap Growth Fund I (a)	6,304,483	86,750
SmallCap Value Fund II (a)	7,184,092	76,367
		$1,404,592
Principal Funds, Inc. Institutional Class - 63.23%
Bond Market Index Fund (a)	14,911,190	163,277
Core Plus Bond Fund (a)	33,151,567	355,385
Equity Income Fund (a)	3,923,961	125,214
High Yield Fund I (a)	13,881,349	132,983
LargeCap S&P 500 Index Fund (a)	27,990,954	514,194
LargeCap Value Fund III (a)	21,887,417	360,486
MidCap Growth Fund III (a)	18,105,784	213,467
MidCap Value Fund I (a)	12,878,844	180,304
Overseas Fund (a)	38,319,622	369,401
		$2,414,711
TOTAL INVESTMENT COMPANIES		$3,819,303
Total Investments		$3,819,303
Other Assets and Liabilities - (0.01)%		(386)
TOTAL NET ASSETS - 100.00%	$3,818,917

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	57.69%
Fixed Income Funds	26.80%
International Equity Funds	15.52%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

34

Schedule of Investments
Principal LifeTime 2040 Fund
April 30, 2019 (unaudited)

Affiliated Securities		October 31, 2018	Purchases (a),(b)	Sales (a),(b)	April 30, 2019
		Value	Cost	Proceeds		Value
Blue Chip Fund		$130,467	$10,693	$8,732		$146,777
Bond Market Index Fund		167,494	7,242	16,033		163,277
Core Plus Bond Fund		361,088	11,758	29,918		355,385
Diversified International Fund	Class R-6	—	367,922	7,354		371,772
Diversified International Fund	Institutional Class	371,582	27,309	388,461		—
Equity Income Fund		121,423	8,757	8,732		125,214
High Yield Fund I		134,913	6,142	9,735		132,983
International Emerging Markets Fund		51,526	2,466	4,276		52,929
International Small Company Fund		119,051	11,335	9,733		116,933
LargeCap Growth Fund I		390,789	48,268	26,195		420,790
LargeCap S&P 500 Index Fund		497,796	39,264	35,073		514,194
LargeCap Value Fund III		357,641	38,683	26,196		360,486
MidCap Growth Fund III		197,585	22,169	14,315		213,467
MidCap Value Fund I		—	168,721	430		180,304
MidCap Value Fund III		178,222	18,597	182,383		—
Origin Emerging Markets Fund		50,926	1,667	4,027		53,411
Overseas Fund		377,650	38,079	30,204		369,401
Real Estate Securities Fund		75,010	3,465	7,158		78,863
SmallCap Growth Fund I		81,373	11,809	5,725		86,750
SmallCap Value Fund II		76,956	12,990	5,726		76,367
		$3,741,492	$857,336	$820,406		$3,819,303

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$17	$595		$8,999	$13,754
Bond Market Index Fund		4,163	(10)		—	4,584
Core Plus Bond Fund		6,013	(27)		—	12,484
Diversified International Fund	Class R-6	—	(136)		—	11,340
Diversified International Fund	Institutional Class	6,859	110		16,963	(10,540)
Equity Income Fund		2,374	263		4,706	3,503
High Yield Fund I		4,273	13		—	1,650
International Emerging Markets Fund		602	(51)		1,089	3,264
International Small Company Fund		3,405	63		6,060	(3,783)
LargeCap Growth Fund I		2,141	2,340		41,096	5,588
LargeCap S&P 500 Index Fund		9,803	667		22,727	11,540
LargeCap Value Fund III		9,812	(107)		23,840	(9,535)
MidCap Growth Fund III		2,694	34		16,726	7,994
MidCap Value Fund I		—	—		—	12,013
MidCap Value Fund III		6,123	(23)		9,948	(14,413)
Origin Emerging Markets Fund		848	(111)		—	4,956
Overseas Fund		10,436	25		21,842	(16,149)
Real Estate Securities Fund		963	(46)		1,127	7,592
SmallCap Growth Fund I		1,135	382		9,574	(1,089)
SmallCap Value Fund II		2,167	102		9,724	(7,955)
		$73,828	$4,083	$194,421		$36,798
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

See accompanying notes.

35

		Schedule of Investments
	Principal LifeTime 2050 Fund
		April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held	Value (000's)
Principal Funds, Inc. Class R-6 - 40.43%
Blue Chip Fund (a)	3,746,031	$94,250
Diversified International Fund (a)	19,882,271	242,961
International Emerging Markets Fund (a)	1,397,073	35,416
International Small Company Fund (a)	7,013,059	74,970
LargeCap Growth Fund I (a)	17,481,721	272,715
Origin Emerging Markets Fund (a)	3,304,269	35,752
Real Estate Securities Fund (a)	1,830,367	47,022
SmallCap Growth Fund I (a)	4,239,782	58,339
SmallCap Value Fund II (a)	4,882,932	51,906
		$913,331
Principal Funds, Inc. Institutional Class - 59.58%
Bond Market Index Fund (a)	3,417,000	37,416
Core Plus Bond Fund (a)	9,826,708	105,342
Equity Income Fund (a)	2,544,619	81,199
High Yield Fund I (a)	5,307,961	50,850
LargeCap S&P 500 Index Fund (a)	18,145,691	333,337
LargeCap Value Fund III (a)	14,363,272	236,563
MidCap Growth Fund III (a)	12,032,831	141,867
MidCap Value Fund I (a)	8,441,602	118,183
Overseas Fund (a)	25,035,167	241,339
		$1,346,096
TOTAL INVESTMENT COMPANIES		$2,259,427
Total Investments		$2,259,427
Other Assets and Liabilities - (0.01)%		(157)
TOTAL NET ASSETS - 100.00%	$2,259,270

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	63.53%
Fixed Income Funds	19.33%
International Equity Funds	17.15%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

36

Schedule of Investments
Principal LifeTime 2050 Fund
April 30, 2019 (unaudited)

Affiliated Securities		October 31, 2018	Purchases (a),(b)	Sales (a),(b)	April 30, 2019
		Value	Cost	Proceeds		Value
Blue Chip Fund		$82,932	$7,736	$5,702		$94,250
Bond Market Index Fund		41,945	2,847	8,459		37,416
Core Plus Bond Fund		106,345	5,262	9,958		105,342
Diversified International Fund	Class R-6	—	233,915	5,637		242,961
Diversified International Fund	Institutional Class	239,661	19,570	245,338		—
Equity Income Fund		77,840	6,548	5,702		81,199
High Yield Fund I		47,662	6,098	3,568		50,850
International Emerging Markets Fund		34,052	2,059	2,857		35,416
International Small Company Fund		75,318	8,207	6,298		74,970
LargeCap Growth Fund I		250,676	33,829	17,279		272,715
LargeCap S&P 500 Index Fund		319,208	28,998	23,151		333,337
LargeCap Value Fund III		231,913	27,912	17,279		236,563
MidCap Growth Fund III		129,684	16,077	9,449		141,867
MidCap Value Fund I		—	113,300	162		118,183
MidCap Value Fund III		115,289	13,435	122,284		—
Origin Emerging Markets Fund		33,666	1,588	2,760		35,752
Overseas Fund		243,522	27,808	19,834		241,339
Real Estate Securities Fund		44,027	2,722	4,255		47,022
SmallCap Growth Fund I		54,056	8,468	3,831		58,339
SmallCap Value Fund II		51,604	9,331	3,830		51,906
		$2,179,400	$575,710	$517,633		$2,259,427

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$11	$358		$5,731	$8,926
Bond Market Index Fund		1,044	(210)		—	1,293
Core Plus Bond Fund		1,780	(3)		—	3,696
Diversified International Fund	Class R-6	—	8		—	14,675
Diversified International Fund	Institutional Class	4,442	(48)		10,966	(13,845)
Equity Income Fund		1,531	157		3,023	2,356
High Yield Fund I		1,576	6		—	652
International Emerging Markets Fund		399	(22)		721	2,184
International Small Company Fund		2,161	64		3,843	(2,321)
LargeCap Growth Fund I		1,377	1,265		26,411	4,224
LargeCap S&P 500 Index Fund		6,303	107		14,602	8,175
LargeCap Value Fund III		6,378	(105)		15,492	(5,878)
MidCap Growth Fund III		1,772	26		11,002	5,529
MidCap Value Fund I		—	—		—	5,045
MidCap Value Fund III		3,984	6		6,450	(6,446)
Origin Emerging Markets Fund		563	(53)		—	3,311
Overseas Fund		6,756	40		14,117	(10,197)
Real Estate Securities Fund		570	38		663	4,490
SmallCap Growth Fund I		755	(8)		6,374	(346)
SmallCap Value Fund II		1,457	(9)		6,535	(5,190)
		$42,859	$1,617	$125,930		$20,333
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.
(b)	Purchases and Sales include transactions related to the acquisition of the MidCap Value Fund III by the MidCap Value Fund I.

See accompanying notes.

37

     Schedule of Investments Principal LifeTime Strategic Income Fund April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.01%	Shares Held Value (000's)
Principal Funds, Inc. Class R-6 - 21.23%
Blue Chip Fund (a)	773,143	$19,452
Diversified International Fund (a)	927,552	11,335
Diversified Real Asset Fund (a)	638,803	7,238
Global Multi-Strategy Fund (a)	2,627,978	27,804
International Small Company Fund (a)	333,864	3,569
MidCap Fund (a)	459,799	13,132
SmallCap Growth Fund I (a)	201,133	2,767
SmallCap Value Fund II (a)	223,775	2,379
		$87,676
Principal Funds, Inc. Institutional Class - 78.78%
Bond Market Index Fund (a)	4,823,752	52,820
Core Plus Bond Fund (a)	8,344,434	89,452
Equity Income Fund (a)	447,434	14,278
High Yield Fund I (a)	3,339,578	31,993
Inflation Protection Fund (a)	2,231,192	18,831
LargeCap S&P 500 Index Fund (a)	890,689	16,362
Overseas Fund (a)	1,158,856	11,172
Short-Term Income Fund (a)	7,431,522	90,367
		$325,275
TOTAL INVESTMENT COMPANIES		$412,951
Total Investments		$412,951
Other Assets and Liabilities - (0.01)%		(53)
TOTAL NET ASSETS - 100.00%		$412,898

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	71.40%
Domestic Equity Funds	16.56%
Specialty Funds	8.48%
International Equity Funds	3.57%
Other Assets and Liabilities	(0.01)%
TOTAL NET ASSETS	100.00%

Affiliated Securities			October 31, 2018	Purchases (a)	Sales (a)	April 30, 2019
			Value	Cost	Proceeds		Value
Blue Chip Fund			$17,820	$1,548	$1,829		$19,452
Bond Market Index Fund			48,860	9,808	7,283		52,820
Core Plus Bond Fund			95,384	3,922	13,051		89,452
Diversified International Fund	Class R-6		—	11,478	431		11,335
Diversified International Fund	Institutional Class		12,002	941	12,660		—
Diversified Real Asset Fund			8,096	518	1,452		7,238
Equity Income Fund			14,523	1,162	1,830		14,278
Global Multi-Strategy Fund			30,578	2,545	4,085		27,804
High Yield Fund I			41,984	2,080	12,452		31,993
Inflation Protection Fund			20,389	1,105	2,903		18,831
International Small Company Fund			3,869	407	580		3,569
LargeCap S&P 500 Index Fund			16,398	1,383	1,799		16,362
MidCap Fund			12,183	1,513	1,510		13,132
Overseas Fund			12,105	1,331	1,741		11,172
Short-Term Income Fund			98,203	3,425	12,482		90,367
SmallCap Growth Fund I			2,681	401	290		2,767
SmallCap Value Fund II			2,488	432	290		2,379
		$437,563		$43,999	$76,668		$412,951

			Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$2		$183		$1,217	$1,730
Bond Market Index Fund		1,197		18		—	1,417
Core Plus Bond Fund		1,550		(39)		—	3,236
Diversified International Fund	Class R-6	—		57		—	231
Diversified International Fund	Institutional Class	218		68		539	(351)
Diversified Real Asset Fund		257		(45)		—	121
Equity Income Fund		278		282		555	141
Global Multi-Strategy Fund		1,215		27		639	(1,261)
High Yield Fund I		1,171		(151)		—	532
Inflation Protection Fund		584		24		—	216
International Small Company Fund		109		10		194	(137)
LargeCap S&P 500 Index Fund		319		19		740	361
MidCap Fund		41		202		1,201	744
Overseas Fund		329		50		689	(573)
Short-Term Income Fund		1,181		5		—	1,216
SmallCap Growth Fund I		37		42		312	(67)
SmallCap Value Fund II		69		11		311	(262)
		$8,557		$763		$6,397	$7,294
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

38

		Schedule of Investments
		SAM Balanced Portfolio
		April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)
Money Market Funds - 0.30%
Principal Government Money Market Fund	13,621,084	$13,621
2.38%(a),(b)
Principal Exchange-Traded Funds - 20.45%
Principal Active Global Dividend Income ETF (a)	7,708,100	215,788
Principal EDGE Active Income ETF (a)	1,406,000	56,608
Principal Investment Grade Corporate Active	2,774,000	70,390
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	16,906,700	487,589
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,197,700	102,998
ETF (a)
		$933,373
Principal Funds, Inc. Class R-6 - 52.80%
Blue Chip Fund (a)	16,263,940	409,201
Diversified International Fund (a)	42,476,460	519,062
Diversified Real Asset Fund (a)	13,296,630	150,651
EDGE MidCap Fund (a)	12,539,469	180,568
Global Multi-Strategy Fund (a)	15,563,972	164,667
Global Real Estate Securities Fund (a)	13,546,821	136,823
High Yield Fund (a)	9,746,018	69,587
Income Fund (a)	52,884,215	501,342
International Small Company Fund (a)	5,126,298	54,800
Origin Emerging Markets Fund (a)	5,362,538	58,023
Preferred Securities Fund (a)	11,931,484	118,957
Real Estate Debt Income Fund (a)	4,686,779	45,321
		$2,409,002
Principal Funds, Inc. Institutional Class - 26.50%
Equity Income Fund (a)	17,990,896	574,090
Government & High Quality Bond Fund (a)	24,141,374	247,690
Inflation Protection Fund (a)	8,328,421	70,292
Short-Term Income Fund (a)	26,078,688	317,117
		$1,209,189
TOTAL INVESTMENT COMPANIES		$4,565,185
Total Investments		$4,565,185
Other Assets and Liabilities - (0.05)%		(2,414)
TOTAL NET ASSETS - 100.00%	$4,562,771

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	44.19%
Domestic Equity Funds	38.45%
International Equity Funds	10.20%
Specialty Funds	6.91%
Money Market Funds	0.30%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

39

Schedule of Investments
SAM Balanced Portfolio
April 30, 2019 (unaudited)

Affiliated Securities		October 31, 2018	Purchases (a)		Sales (a)	April 30, 2019
		Value	Cost		Proceeds		Value
Blue Chip Fund		$362,422	$28,790		$23,864		$409,201
Diversified International Fund	Class R-6	—	431,224		5,925		519,062
Diversified International Fund	Institutional Class	477,998	39,436		428,056		—
Diversified Real Asset Fund		153,382	6,448		11,130		150,651
EDGE MidCap Fund		163,524	11,719		6,605		180,568
Equity Income Fund		541,804	35,893		22,646		574,090
Global Multi-Strategy Fund		180,024	10,807		19,073		164,667
Global Real Estate Securities Fund		133,513	4,484		13,523		136,823
Government & High Quality Bond Fund		263,272	5,943		29,111		247,690
High Yield Fund		74,715	3,007		8,752		69,587
Income Fund		527,176	12,138		53,066		501,342
Inflation Protection Fund		74,404	2,821		7,866		70,292
International Emerging Markets Fund		52,620	1,988		58,398		—
International Small Company Fund		52,000	4,418		316		54,800
Origin Emerging Markets Fund		—	58,289		—		58,023
Preferred Securities Fund		123,911	4,222		11,565		118,957
Principal Active Global Dividend Income ETF		200,557	—		—		215,788
Principal EDGE Active Income ETF		55,509	—		—		56,608
Principal Government Money Market Fund 2.38%		16,930	14,202		17,511		13,621
Principal Investment Grade Corporate Active ETF		67,300	—		—		70,390
Principal U.S. Mega-Cap Multi-Factor Index ETF		455,129	—		—		487,589
Principal U.S. Small-Cap Multi-Factor Index ETF		98,261	2,459		—		102,998
Real Estate Debt Income Fund		48,642	952		5,826		45,321
Short-Term Income Fund		338,457	9,882		35,399		317,117
		$4,461,550	$689,122		$758,632		$4,565,185

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions			Gain/Loss
Blue Chip Fund		$48	$(170	) $		25,207	$42,023
Diversified International Fund	Class R-6	—	(38)			—	93,801
Diversified International Fund	Institutional Class	8,912	(45)			22,045	(89,333)
Diversified Real Asset Fund		4,877	(12)			—	1,963
EDGE MidCap Fund		2,621	41			7,029	11,889
Equity Income Fund		10,670	(254)			21,021	19,293
Global Multi-Strategy Fund		7,021	(305)			3,712	(6,786)
Global Real Estate Securities Fund		3,009	294			913	12,055
Government & High Quality Bond Fund		3,634	(1,250)			—	8,836
High Yield Fund		2,199	(534)			—	1,151
Income Fund		8,997	(1,583)			—	16,677
Inflation Protection Fund		2,082	(294)			—	1,227
International Emerging Markets Fund		620	17,860			1,121	(14,070)
International Small Company Fund		1,501	9			2,671	(1,311)
Origin Emerging Markets Fund		—	—			—	(266)
Preferred Securities Fund		3,414	(837)			—	3,226
Principal Active Global Dividend Income ETF		2,268	—			2,296	15,231
Principal EDGE Active Income ETF		1,334	—			478	1,099
Principal Government Money Market Fund 2.38%		162	—			—	—
Principal Investment Grade Corporate Active ETF		1,360	—			59	3,090
Principal U.S. Mega-Cap Multi-Factor Index ETF		5,465	—			—	32,460
Principal U.S. Small-Cap Multi-Factor Index ETF		780	—			—	2,278
Real Estate Debt Income Fund		952	(128)			—	1,681
Short-Term Income Fund		4,061	(453)			—	4,630
		$75,987	$12,301			$86,552	$160,844
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

40

		Schedule of Investments
	SAM Conservative Balanced Portfolio
		April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)
Money Market Funds - 0.50%
Principal Government Money Market Fund	8,387,737	$8,388
2.38%(a),(b)
Principal Exchange-Traded Funds - 15.05%
Principal Active Global Dividend Income ETF (a)	1,207,000	33,790
Principal EDGE Active Income ETF (a)	1,047,000	42,154
Principal Investment Grade Corporate Active	1,517,600	38,509
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	4,014,000	115,764
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	722,700	23,278
ETF (a)
		$253,495
Principal Funds, Inc. Class R-6 - 53.03%
Blue Chip Fund (a)	3,813,171	95,939
Diversified International Fund (a)	10,803,020	132,013
Diversified Real Asset Fund (a)	4,430,672	50,200
EDGE MidCap Fund (a)	2,903,983	41,817
Global Diversified Income Fund (a)	3,361,475	45,414
Global Multi-Strategy Fund (a)	6,237,608	65,994
Global Real Estate Securities Fund (a)	3,636,261	36,726
High Yield Fund (a)	5,910,098	42,198
Income Fund (a)	28,552,780	270,680
International Small Company Fund (a)	1,352,707	14,460
Origin Emerging Markets Fund (a)	1,313,218	14,209
Preferred Securities Fund (a)	6,880,170	68,595
Real Estate Debt Income Fund (a)	1,517,442	14,674
		$892,919
Principal Funds, Inc. Institutional Class - 31.47%
Equity Income Fund (a)	4,406,466	140,610
Government & High Quality Bond Fund (a)	15,600,708	160,063
Inflation Protection Fund (a)	5,246,429	44,280
Short-Term Income Fund (a)	15,218,460	185,057
		$530,010
TOTAL INVESTMENT COMPANIES		$1,684,812
Total Investments		$1,684,812
Other Assets and Liabilities - (0.05)%		(847)
TOTAL NET ASSETS - 100.00%	$1,683,965

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	59.28%
Domestic Equity Funds	24.78%
Specialty Funds	9.60%
International Equity Funds	5.89%
Money Market Funds	0.50%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

41

Schedule of Investments
SAM Conservative Balanced Portfolio
April 30, 2019 (unaudited)

Affiliated Securities		October 31, 2018	Purchases (a)	Sales (a)	April 30, 2019
		Value	Cost	Proceeds		Value
Blue Chip Fund		$88,014	$8,966	$11,039		$95,939
Diversified International Fund	Class R-6	—	108,063	254		132,013
Diversified International Fund	Institutional Class	119,635	12,030	108,675		—
Diversified Real Asset Fund		49,763	2,322	2,575		50,200
EDGE MidCap Fund		38,081	3,836	2,887		41,817
Equity Income Fund		133,672	12,216	10,037		140,610
Global Diversified Income Fund		45,951	1,855	3,633		45,414
Global Multi-Strategy Fund		68,059	4,729	4,149		65,994
Global Real Estate Securities Fund		37,573	2,410	6,728		36,726
Government & High Quality Bond Fund		167,676	4,066	16,574		160,063
High Yield Fund		42,959	2,365	3,584		42,198
Income Fund		284,817	7,107	29,516		270,680
Inflation Protection Fund		44,483	2,002	2,807		44,280
International Emerging Markets Fund		12,627	723	14,275		—
International Small Company Fund		13,381	1,396	—		14,460
Origin Emerging Markets Fund		—	14,274	—		14,209
Preferred Securities Fund		69,754	3,009	5,608		68,595
Principal Active Global Dividend Income ETF		31,405	—	—		33,790
Principal EDGE Active Income ETF		41,335	—	—		42,154
Principal Government Money Market Fund 2.38%		9,090	4,410	5,112		8,388
Principal Investment Grade Corporate Active ETF		36,819	—	—		38,509
Principal U.S. Mega-Cap Multi-Factor Index ETF		108,057	—	—		115,764
Principal U.S. Small-Cap Multi-Factor Index ETF		21,906	848	—		23,278
Real Estate Debt Income Fund		15,662	310	1,803		14,674
Short-Term Income Fund		193,957	6,385	17,755		185,057
		$1,674,676	$203,322	$247,011		$1,684,812

		Realized Gain/Loss		Realized Gain from		Change in Unrealized
		Income	on Investments	Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$12	$44		$6,193	$9,954
Diversified International Fund	Class R-6	—	2		—	24,202
Diversified International Fund	Institutional Class	2,231	(7)		5,517	(22,983)
Diversified Real Asset Fund		1,603	(41)		—	731
EDGE MidCap Fund		611	52		1,639	2,735
Equity Income Fund		2,664	(264)		5,273	5,023
Global Diversified Income Fund		1,222	(187)		—	1,428
Global Multi-Strategy Fund		2,688	(142)		1,418	(2,503)
Global Real Estate Securities Fund		839	73		257	3,398
Government & High Quality Bond Fund		2,362	(1,035)		—	5,930
High Yield Fund		1,320	(202)		—	660
Income Fund		4,927	(901)		—	9,173
Inflation Protection Fund		1,283	(107)		—	709
International Emerging Markets Fund		149	4,721		269	(3,796)
International Small Company Fund		386	—		687	(317)
Origin Emerging Markets Fund		—	—		—	(65)
Preferred Securities Fund		1,965	(361)		—	1,801
Principal Active Global Dividend Income ETF		355	—		360	2,385
Principal EDGE Active Income ETF		994	—		356	819
Principal Government Money Market Fund 2.38%		97	—		—	—
Principal Investment Grade Corporate Active ETF		744	—		32	1,690
Principal U.S. Mega-Cap Multi-Factor Index ETF		1,297	—		—	7,707
Principal U.S. Small-Cap Multi-Factor Index ETF		176	—		—	524
Real Estate Debt Income Fund		310	(36)		—	541
Short-Term Income Fund		2,380	(231)		—	2,701
		$30,615	$1,378		$22,001	$52,447
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

42

		Schedule of Investments
	SAM Conservative Growth Portfolio
		April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.05%	Shares Held	Value (000's)
Money Market Funds - 0.25%
Principal Government Money Market Fund	7,575,629	$7,576
2.38%(a),(b)
Principal Exchange-Traded Funds - 21.35%
Principal Active Global Dividend Income ETF (a)	3,580,000	100,222
Principal Investment Grade Corporate Active	816,000	20,706
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	15,051,400	434,082
ETF (a)
Principal U.S. Small-Cap Multi-Factor Index	3,039,800	97,912
ETF (a)
		$652,922
Principal Funds, Inc. Class R-6 - 54.61%
Blue Chip Fund (a)	14,963,568	376,483
Diversified International Fund (a)	41,252,418	504,105
Diversified Real Asset Fund (a)	9,612,149	108,906
EDGE MidCap Fund (a)	12,637,859	181,985
Global Multi-Strategy Fund (a)	3,896,776	41,228
Global Real Estate Securities Fund (a)	10,243,049	103,455
Income Fund (a)	14,268,554	135,266
International Small Company Fund (a)	4,433,045	47,389
Multi-Manager Equity Long/Short Fund (a)	7,293,175	68,337
Origin Emerging Markets Fund (a)	5,190,967	56,166
Preferred Securities Fund (a)	4,653,308	46,393
		$1,669,713
Principal Funds, Inc. Institutional Class - 23.84%
Equity Income Fund (a)	16,200,257	516,950
Government & High Quality Bond Fund (a)	7,900,201	81,056
Short-Term Income Fund (a)	10,758,094	130,819
		$728,825
TOTAL INVESTMENT COMPANIES		$3,059,036
Total Investments		$3,059,036
Other Assets and Liabilities - (0.05)%		(1,521)
TOTAL NET ASSETS - 100.00%	$3,057,515

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Domestic Equity Funds	52.56%
Fixed Income Funds	30.04%
International Equity Funds	10.05%
Specialty Funds	7.15%
Money Market Funds	0.25%
Other Assets and Liabilities	(0.05)%
TOTAL NET ASSETS	100.00%

See accompanying notes.

43

Schedule of Investments
SAM Conservative Growth Portfolio
April 30, 2019 (unaudited)

Affiliated Securities		October 31, 2018	Purchases (a)		Sales (a)	April 30, 2019
		Value	Cost		Proceeds		Value
Blue Chip Fund		$336,612	$25,840		$23,929		$376,483
Diversified International Fund	Class R-6	—	430,165		950		504,105
Diversified International Fund	Institutional Class	470,235	34,819		433,932		—
Diversified Real Asset Fund		115,915	3,762		12,110		108,906
EDGE MidCap Fund		167,012	12,007		9,132		181,985
Equity Income Fund		497,675	29,878		27,347		516,950
Global Multi-Strategy Fund		48,758	2,948		8,511		41,228
Global Real Estate Securities Fund		102,719	3,082		11,543		103,455
Government & High Quality Bond Fund		90,324	1,239		13,072		81,056
Income Fund		150,285	2,532		21,724		135,266
International Small Company Fund		45,477	3,679		644		47,389
Multi-Manager Equity Long/Short Fund		77,086	8,336		10,701		68,337
Origin Emerging Markets Fund		52,800	958		2,894		56,166
Preferred Securities Fund		49,753	1,362		5,644		46,393
Principal Active Global Dividend Income ETF		93,148	—		—		100,222
Principal Government Money Market Fund 2.38%		11,394	8,240		12,058		7,576
Principal Investment Grade Corporate Active ETF		19,797	—		—		20,706
Principal U.S. Mega-Cap Multi-Factor Index ETF		405,184	—		—		434,082
Principal U.S. Small-Cap Multi-Factor Index ETF		94,426	1,347		—		97,912
Short-Term Income Fund		146,632	1,918		19,490		130,819
		$2,975,232	$572,112		$613,681		$3,059,036

		Realized Gain/Loss			Realized Gain from		Change in Unrealized
		Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$44	$(1,770	) $		23,192	$39,730
Diversified International Fund	Class R-6	—	(13)			—	74,903
Diversified International Fund	Institutional Class	8,668	(399)			21,478	(70,723)
Diversified Real Asset Fund		3,634	(212)			—	1,551
EDGE MidCap Fund		2,673	222			7,167	11,876
Equity Income Fund		9,675	(2,437)			19,139	19,181
Global Multi-Strategy Fund		1,885	232			998	(2,199)
Global Real Estate Securities Fund		2,260	(181)			692	9,378
Government & High Quality Bond Fund		1,217	(508)			—	3,073
Income Fund		2,496	(622)			—	4,795
International Small Company Fund		1,294	54			2,302	(1,177)
Multi-Manager Equity Long/Short Fund		1,137	(691)			7,120	(5,693)
Origin Emerging Markets Fund		879	528			—	4,774
Preferred Securities Fund		1,353	(297)			—	1,219
Principal Active Global Dividend Income ETF		1,053	—			1,066	7,074
Principal Government Money Market Fund 2.38%		94	—			—	—
Principal Investment Grade Corporate Active ETF		400	—			18	909
Principal U.S. Mega-Cap Multi-Factor Index ETF		4,865	—			—	28,898
Principal U.S. Small-Cap Multi-Factor Index ETF		740	—			—	2,139
Short-Term Income Fund		1,720	(226)			—	1,985
		$46,087	$(6,320	) $		83,172	$131,693
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

44

		Schedule of Investments
	SAM Flexible Income Portfolio
		April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 99.93%	Shares Held	Value (000's)
Money Market Funds - 1.00%
Principal Government Money Market Fund	26,027,405	$26,027
2.38%(a),(b)
Principal Exchange-Traded Funds - 16.51%
Principal Active Global Dividend Income ETF (a)	6,584,100	184,322
Principal EDGE Active Income ETF (a)	1,664,800	67,027
Principal Investment Grade Corporate Active	3,197,000	81,124
ETF (a)
Principal U.S. Mega-Cap Multi-Factor Index	3,448,200	99,446
ETF (a)
		$431,919
Principal Funds, Inc. Class R-6 - 45.83%
Blue Chip Fund (a)	1,455,166	36,612
EDGE MidCap Fund (a)	2,775,368	39,965
Global Diversified Income Fund (a)	9,587,211	129,523
Global Real Estate Securities Fund (a)	9,865,531	99,642
High Yield Fund (a)	16,236,200	115,927
Income Fund (a)	62,568,482	593,149
Preferred Securities Fund (a)	13,545,116	135,045
Real Estate Debt Income Fund (a)	5,035,922	48,697
		$1,198,560
Principal Funds, Inc. Institutional Class - 36.59%
Equity Income Fund (a)	5,556,856	177,319
Government & High Quality Bond Fund (a)	27,919,443	286,454
Inflation Protection Fund (a)	19,835,116	167,409
Short-Term Income Fund (a)	26,796,719	325,848
		$957,030
TOTAL INVESTMENT COMPANIES		$2,613,536
Total Investments		$2,613,536
Other Assets and Liabilities - 0.07%		1,747
TOTAL NET ASSETS - 100.00%	$2,615,283

(a)	Affiliated Security. Security is either an affiliate (and registered under the Investment Company Act of 1940) or an affiliate as defined by the Investment Company Act of 1940 (controls 5.0% or more of the outstanding voting shares of the security). Please see affiliated sub-schedule for transactional information.
(b)	Current yield shown is as of period end.

Portfolio Summary (unaudited)

Fund Type	Percent
Fixed Income Funds	69.61%
Domestic Equity Funds	13.51%
International Equity Funds	10.86%
Specialty Funds	4.95%
Money Market Funds	1.00%
Other Assets and Liabilities	0.07%
TOTAL NET ASSETS	100.00%

See accompanying notes.

45

Schedule of Investments
SAM Flexible Income Portfolio
April 30, 2019 (unaudited)

Affiliated Securities	October 31, 2018	Purchases		Sales	April 30, 2019
	Value	Cost		Proceeds		Value
Blue Chip Fund	$30,602	$3,182		$893		$36,612
EDGE MidCap Fund	33,839	5,666		2,234		39,965
Equity Income Fund	160,271	14,992		4,021		177,319
Global Diversified Income Fund	128,953	4,483		7,455		129,523
Global Real Estate Securities Fund	94,180	3,582		6,946		99,642
Government & High Quality Bond Fund	290,264	6,134		18,502		286,454
High Yield Fund	114,735	5,404		5,506		115,927
Income Fund	597,454	14,831		36,706		593,149
Inflation Protection Fund	167,139	6,353		8,349		167,409
Preferred Securities Fund	134,466	4,834		7,093		135,045
Principal Active Global Dividend Income ETF	170,011	1,284		—		184,322
Principal EDGE Active Income ETF	65,726	—		—		67,027
Principal Government Money Market Fund 2.38%	26,494	9,006		9,473		26,027
Principal Investment Grade Corporate Active ETF	77,563	—		—		81,124
Principal U.S. Mega-Cap Multi-Factor Index ETF	92,825	—		—		99,446
Real Estate Debt Income Fund	49,337	1,192		3,447		48,697
Short-Term Income Fund	334,632	9,837		22,871		325,848
	$2,568,491	$90,780		$133,496		$2,613,536

	Realized Gain/Loss			Realized Gain from		Change in Unrealized
	Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund	$4	$(48	) $		2,165	$3,769
EDGE MidCap Fund	591	(12)			1,586	2,706
Equity Income Fund	3,256	10			6,381	6,067
Global Diversified Income Fund	3,461	(442)			—	3,984
Global Real Estate Securities Fund	2,144	146			648	8,680
Government & High Quality Bond Fund	4,139	(1,476)			—	10,034
High Yield Fund	3,574	(270)			—	1,564
Income Fund	10,425	(1,593)			—	19,163
Inflation Protection Fund	4,846	(316)			—	2,582
Preferred Securities Fund	3,829	(467)			—	3,305
Principal Active Global Dividend Income ETF	1,930	—			1,946	13,027
Principal EDGE Active Income ETF	1,580	—			565	1,301
Principal Government Money Market Fund 2.38%	290	—			—	—
Principal Investment Grade Corporate Active ETF	1,567	—			68	3,561
Principal U.S. Mega-Cap Multi-Factor Index ETF	1,115	—			—	6,621
Real Estate Debt Income Fund	985	(96)			—	1,711
Short-Term Income Fund	4,095	(404)			—	4,654
	$47,831	$(4,968	) $		13,359	$92,729
Amounts in thousands

See accompanying notes.

46

Schedule of Investments
SAM Strategic Growth Portfolio
April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 100.06%		Shares Held Value (000's)	(a)	Affiliated Security. Security is either an affiliate (and registered under the
Money Market Funds - 0.30%				Investment Company Act of 1940) or an affiliate as defined by the Investment
Principal Government Money Market Fund		5,627,606	$5,628	Company Act of 1940 (controls 5.0% or more of the outstanding voting
2.38%(a),(b)				shares of the security). Please see affiliated sub-schedule for transactional
Principal Exchange-Traded Funds - 26.66%				information.
Principal Active Global Dividend Income ETF (a)		3,889,000	108,873 (b)	Current yield shown is as of period end.
Principal EDGE Active Income ETF (a)		1,321,300	53,197
Principal U.S. Mega-Cap Multi-Factor Index		9,084,800	262,006	Portfolio Summary (unaudited)
ETF (a)			Fund Type					Percent
Principal U.S. Small-Cap Multi-Factor Index		2,499,500	80,509	Domestic Equity Funds				58.64%
ETF (a)				Fixed Income Funds				24.97%
			$504,585	International Equity Funds				16.15%
Principal Funds, Inc. Class R-6 - 52.04%				Money Market Funds				0.30%
Blue Chip Fund (a)		11,573,485	291,189	Other Assets and Liabilities				(0.06)%
Diversified International Fund (a)		30,502,399	372,739	TOTAL NET ASSETS				100.00%
EDGE MidCap Fund (a)		8,613,391	124,033
Global Real Estate Securities Fund (a)		9,865,535	99,642
International Small Company Fund (a)		3,004,051	32,113
Origin Emerging Markets Fund (a)		6,015,214	65,085
			$984,801
Principal Funds, Inc. Institutional Class - 21.06%
Equity Income Fund (a)		11,033,853	352,090
Short-Term Income Fund (a)		3,829,547	46,567
			$398,657
TOTAL INVESTMENT COMPANIES			$1,893,671
Total Investments		$1,893,671
Other Assets and Liabilities - (0.06)%			(1,204)
TOTAL NET ASSETS - 100.00%		$1,892,467

Affiliated Securities			October 31, 2018	Purchases (a)		Sales (a)	April 30, 2019
			Value	Cost		Proceeds		Value
Blue Chip Fund		$	265,454	$20,407		$23,672		$291,189
Diversified International Fund	Class R-6		—	337,782		3,400		372,739
Diversified International Fund	Institutional Class		349,344	27,401		340,359		—
EDGE MidCap Fund			116,467	9,024		9,313		124,033
Equity Income Fund			341,313	21,661		22,032		352,090
Global Real Estate Securities Fund			101,938	3,155		14,647		99,642
International Small Company Fund			32,375	2,733		2,051		32,113
Origin Emerging Markets Fund			63,856	1,229		5,984		65,085
Principal Active Global Dividend Income ETF			101,188	—		—		108,873
Principal EDGE Active Income ETF			79,840	—		27,850		53,197
Principal Government Money Market Fund 2.38%			8,520	36,379		39,271		5,628
Principal U.S. Mega-Cap Multi-Factor Index ETF			244,563	—		—		262,006
Principal U.S. Small-Cap Multi-Factor Index ETF			76,607	2,121		—		80,509
Short-Term Income Fund			34,803	18,224		6,907		46,567
		$	1,816,268	$480,116		$495,486		$1,893,671

			Realized Gain/Loss			Realized Gain from		Change in Unrealized
			Income	on Investments		Capital Gain Distributions		Gain/Loss
Blue Chip Fund		$	34	$(2,579	) $		18,166	$31,579
Diversified International Fund	Class R-6		—	(42)			—	38,399
Diversified International Fund	Institutional Class		6,364	(1,040)			15,880	(35,346)
EDGE MidCap Fund			1,819	(1,019)			4,907	8,874
Equity Income Fund			6,596	(2,482)			13,094	13,630
Global Real Estate Securities Fund			2,263	(15)			693	9,211
International Small Company Fund			907	(4)			1,624	(940)
Origin Emerging Markets Fund			1,029	82			—	5,902
Principal Active Global Dividend Income ETF			1,144	—			1,158	7,685
Principal EDGE Active Income ETF			1,918	190			687	1,017
Principal Government Money Market Fund 2.38%			80	—			—	—
Principal U.S. Mega-Cap Multi-Factor Index ETF			2,937	—			—	17,443
Principal U.S. Small-Cap Multi-Factor Index ETF			609	—			—	1,781
Short-Term Income Fund			423	(52)			—	499
		$26,123		$(6,961	) $		56,209	$99,734
Amounts in thousands

(a)	Purchases and Sales include transactions related to the transition of assets from the Institutional Class to Class R-6.

See accompanying notes.

47

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2010 FUND
Class A shares
2019	(c)	$13.33	$0.24	$0.46	$0.70	($0.31)	($0.68)	($0.99)	$13.04
2018		14.07	0.33	(0.45)	(0.12)	(0.32)	(0.30)	(0.62)	13.33
2017		13.31	0.23	1.03	1.26	(0.22)	(0.28)	(0.50)	14.07
2016		13.55	0.22	0.14	0.36	(0.20)	(0.40)	(0.60)	13.31
2015		13.76	0.26	(0.22)	0.04	(0.25)	–	(0.25)	13.55
2014		13.18	0.23	0.57	0.80	(0.22)	–	(0.22)	13.76
PRINCIPAL LIFETIME 2020 FUND
Class A shares
2019	(c)	13.92	0.25	0.65	0.90	(0.30)	(0.57)	(0.87)	13.95
2018		14.81	0.35	(0.48)	(0.13)	(0.34)	(0.42)	(0.76)	13.92
2017		13.45	0.22	1.58	1.80	(0.21)	(0.23)	(0.44)	14.81
2016		14.24	0.20	0.09	0.29	(0.18)	(0.90)	(1.08)	13.45
2015		14.99	0.33	(0.25)	0.08	(0.31)	(0.52)	(0.83)	14.24
2014		14.32	0.23	0.82	1.05	(0.23)	(0.15)	(0.38)	14.99
PRINCIPAL LIFETIME 2030 FUND
Class A shares
2019	(c)	14.31	0.26	0.77	1.03	(0.27)	(0.71)	(0.98)	14.36
2018		15.24	0.35	(0.47)	(0.12)	(0.34)	(0.47)	(0.81)	14.31
2017		13.44	0.18	2.10	2.28	(0.19)	(0.29)	(0.48)	15.24
2016		14.44	0.18	(0.01)	0.17	(0.16)	(1.01)	(1.17)	13.44
2015		15.24	0.34	(0.22)	0.12	(0.34)	(0.58)	(0.92)	14.44
2014		14.48	0.23	0.95	1.18	(0.23)	(0.19)	(0.42)	15.24

See accompanying notes.

48

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets	to Average Net Assets			Portfolio Turnover Rate

5.86	%(d)	$26,875	0.38	%(e),(f),(g)	3.79	%(e)	15.0	%(e)
(0.89)		26,867	0.38	(f),(g)	2.40		21.7
9.78		33,206	0.38	(f),(g)	1.69		13.0
2.83		33,881	0.39	(f),(g)	1.68		15.1
0.26		42,365	0.41	(f),(g)	1.90		32.7
6.14		42,880	0.41	(f),(g)	1.69		24.1

7.09	(d)	102,697	0.38	(e),(f),(g)	3.81	(e)	15.8	(e)
(1.00)		100,709	0.38	(f),(g)	2.42		20.4
13.78		123,884	0.37	(f),(g)	1.55		14.2
2.31		118,522	0.39	(f),(g)	1.54		12.0
0.58		133,985	0.41	(f),(g)	2.26		33.5
7.44		128,189	0.41	(f),(g)	1.60		18.6

8.12	(d)	123,551	0.38	(e),(f),(g)	3.85	(e)	15.3	(e)
(0.94)		115,998	0.38	(f),(g)	2.35		23.8
17.45		139,849	0.38	(f),(g)	1.31		20.9
1.49		117,542	0.39	(f),(g)	1.36		15.2
0.88		125,826	0.41	(f),(g)	2.31		36.0
8.36		116,459	0.41	(f),(g)	1.57		15.3

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized. (e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

49

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
PRINCIPAL LIFETIME 2040 FUND
Class A shares
2019	(c)	$14.99	$0.26	$0.87	$1.13	($0.26)	($0.91)	($1.17)	$14.95
2018		15.89	0.31	(0.32)	(0.01)	(0.30)	(0.59)	(0.89)	14.99
2017		13.86	0.18	2.48	2.66	(0.17)	(0.46)	(0.63)	15.89
2016		14.67	0.17	(0.11)	0.06	(0.15)	(0.72)	(0.87)	13.86
2015		15.50	0.34	(0.18)	0.16	(0.36)	(0.63)	(0.99)	14.67
2014		14.80	0.21	1.09	1.30	(0.23)	(0.37)	(0.60)	15.50
PRINCIPAL LIFETIME 2050 FUND
Class A shares
2019	(c)	15.28	0.27	0.94	1.21	(0.24)	(0.84)	(1.08)	15.41
2018		16.03	0.31	(0.31)	–	(0.29)	(0.46)	(0.75)	15.28
2017		13.78	0.15	2.70	2.85	(0.15)	(0.45)	(0.60)	16.03
2016		14.51	0.16	(0.13)	0.03	(0.14)	(0.62)	(0.76)	13.78
2015		15.31	0.34	(0.17)	0.17	(0.36)	(0.61)	(0.97)	14.51
2014		14.61	0.20	1.13	1.33	(0.22)	(0.41)	(0.63)	15.31
PRINCIPAL LIFETIME STRATEGIC INCOME FUND
Class A shares
2019	(c)	12.19	0.22	0.39	0.61	(0.30)	(0.50)	(0.80)	12.00
2018		12.87	0.30	(0.45)	(0.15)	(0.30)	(0.23)	(0.53)	12.19
2017		12.29	0.22	0.61	0.83	(0.20)	(0.05)	(0.25)	12.87
2016		12.09	0.21	0.19	0.40	(0.20)	–	(0.20)	12.29
2015		12.30	0.23	(0.23)	–	(0.21)	–	(0.21)	12.09
2014		11.94	0.22	0.36	0.58	(0.22)	–	(0.22)	12.30

See accompanying notes.

50

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets	to Average Net Assets			Portfolio Turnover Rate

8.75	%(d)	$93,298	0.38	%(e),(f),(g)	3.66	%(e)	15.5	%(e)
(0.16)		87,497	0.38	(f),(g)	1.96		16.0
19.88		99,913	0.38	(f),(g)	1.20		26.6
0.58		84,378	0.39	(f),(g)	1.24		17.9
1.13		91,391	0.41	(f),(g)	2.25		25.2
9.02		82,944	0.41	(f),(g)	1.43		11.5

9.08	(d)	71,906	0.38	(e),(f),(g)	3.69	(e)	16.0	(e)
(0.15)		73,509	0.38	(f),(g)	1.91		16.9
21.47		82,816	0.38	(f),(g)	1.04		29.6
0.36		64,995	0.39	(f),(g)	1.19		17.0
1.20		68,799	0.41	(f),(g)	2.28		21.6
9.43		61,439	0.41	(f),(g)	1.35		9.9

5.52	(d)	16,966	0.38	(e),(f),(g)	3.71	(e)	15.5	(e)
(1.23)		16,585	0.38	(f),(g)	2.36		22.7
6.86		21,016	0.38	(f),(g)	1.80		18.6
3.40		21,260	0.39	(f),(g)	1.73		18.2
0.01		29,781	0.41	(f),(g)	1.85		36.8
4.92		31,332	0.41	(f),(g)	1.85		26.8

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized. (e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Fund invests.

See accompanying notes.

51

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SAM BALANCED PORTFOLIO
Class A shares
2019	(c)	$15.50	$0.20	$0.83	$1.03	($0.21)	($1.05)	($1.26)	$15.27
2018		16.63	0.36	(0.34)	0.02	(0.33)	(0.82)	(1.15)	15.50
2017		15.07	0.23	1.85	2.08	(0.22)	(0.30)	(0.52)	16.63
2016		15.87	0.22	0.17	0.39	(0.21)	(0.98)	(1.19)	15.07
2015		16.39	0.31	(0.14)	0.17	(0.31)	(0.38)	(0.69)	15.87
2014		15.60	0.26	1.04	1.30	(0.26)	(0.25)	(0.51)	16.39
Class C shares
2019	(c)	15.25	0.18	0.78	0.96	(0.15)	(1.05)	(1.20)	15.01
2018		16.39	0.24	(0.34)	(0.10)	(0.22)	(0.82)	(1.04)	15.25
2017		14.87	0.11	1.83	1.94	(0.12)	(0.30)	(0.42)	16.39
2016		15.68	0.11	0.16	0.27	(0.10)	(0.98)	(1.08)	14.87
2015		16.20	0.18	(0.12)	0.06	(0.20)	(0.38)	(0.58)	15.68
2014		15.43	0.14	1.02	1.16	(0.14)	(0.25)	(0.39)	16.20
SAM CONSERVATIVE BALANCED PORTFOLIO
Class A shares
2019	(c)	11.86	0.17	0.52	0.69	(0.18)	(0.54)	(0.72)	11.83
2018		12.52	0.31	(0.36)	(0.05)	(0.29)	(0.32)	(0.61)	11.86
2017		11.70	0.24	0.94	1.18	(0.24)	(0.12)	(0.36)	12.52
2016		12.04	0.24	0.12	0.36	(0.23)	(0.47)	(0.70)	11.70
2015		12.41	0.26	(0.16)	0.10	(0.27)	(0.20)	(0.47)	12.04
2014		12.05	0.25	0.58	0.83	(0.24)	(0.23)	(0.47)	12.41
Class C shares
2019	(c)	11.73	0.14	0.50	0.64	(0.13)	(0.54)	(0.67)	11.70
2018		12.39	0.21	(0.35)	(0.14)	(0.20)	(0.32)	(0.52)	11.73
2017		11.58	0.15	0.93	1.08	(0.15)	(0.12)	(0.27)	12.39
2016		11.93	0.15	0.11	0.26	(0.14)	(0.47)	(0.61)	11.58
2015		12.30	0.17	(0.15)	0.02	(0.19)	(0.20)	(0.39)	11.93
2014		11.95	0.16	0.58	0.74	(0.16)	(0.23)	(0.39)	12.30

See accompanying notes.

52

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets	to Average Net Assets			Portfolio Turnover Rate

7.52	%(d)	$2,207,350	0.62	%(e),(f),(g)	2.76	%(e)	11.3	%(e)
0.00		1,957,610	0.61	(f),(g)	2.24		26.7
14.18		2,120,767	0.61	(g)	1.48		17.6
2.80		2,047,943	0.66	(g)	1.51		17.1
1.10		2,124,905	0.65	(g)	1.90		27.6
8.50		2,083,846	0.65	(g)	1.63		3.3

7.17	(d)	409,551	1.40	(e),(f),(g)	2.47	(e)	11.3	(e)
(0.80)		648,980	1.36	(f),(g)	1.50		26.7
13.32		738,524	1.36	(g)	0.74		17.6
2.03		747,750	1.40	(g)	0.75		17.1
0.39		762,424	1.39	(g)	1.14		27.6
7.67		732,362	1.40	(g)	0.88		3.3

6.24	(d)	552,884	0.63	(e),(f),(g)	3.01	(e)	11.0	(e)
(0.51)		485,084	0.62	(f),(g)	2.49		21.9
10.27		529,131	0.61	(f),(g)	1.97		21.8
3.26		512,080	0.63	(f),(g)	2.04		17.3
0.84		512,264	0.63	(f),(g)	2.16		22.7
7.10		490,692	0.63	(f),(g)	2.07		3.2

5.88	(d)	167,048	1.39	(e),(f),(g)	2.55	(e)	11.0	(e)
(1.26)		228,910	1.37	(f),(g)	1.76		21.9
9.47		255,601	1.36	(f),(g)	1.23		21.8
2.45		264,058	1.38	(f),(g)	1.29		17.3
0.10		264,904	1.38	(f),(g)	1.40		22.7
6.30		242,887	1.38	(f),(g)	1.30		3.2

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized. (e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

53

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SAM CONSERVATIVE GROWTH PORTFOLIO
Class A shares
2019	(c)	$17.76	$0.20	$1.04	$1.24	($0.26)	($1.82)	($2.08)	$16.92
2018		19.24	0.39	(0.33)	0.06	(0.31)	(1.23)	(1.54)	17.76
2017		16.68	0.21	2.90	3.11	(0.20)	(0.35)	(0.55)	19.24
2016		18.16	0.16	0.14	0.30	(0.14)	(1.64)	(1.78)	16.68
2015		18.86	0.29	(0.11)	0.18	(0.30)	(0.58)	(0.88)	18.16
2014		17.53	0.21	1.50	1.71	(0.23)	(0.15)	(0.38)	18.86
Class C shares
2019	(c)	16.45	0.18	0.90	1.08	(0.15)	(1.82)	(1.97)	15.56
2018		17.93	0.24	(0.31)	(0.07)	(0.18)	(1.23)	(1.41)	16.45
2017		15.59	0.07	2.70	2.77	(0.08)	(0.35)	(0.43)	17.93
2016		17.09	0.04	0.13	0.17	(0.03)	(1.64)	(1.67)	15.59
2015		17.81	0.15	(0.11)	0.04	(0.18)	(0.58)	(0.76)	17.09
2014		16.59	0.08	1.40	1.48	(0.11)	(0.15)	(0.26)	17.81
SAM FLEXIBLE INCOME PORTFOLIO
Class A shares
2019	(c)	12.08	0.18	0.46	0.64	(0.19)	(0.47)	(0.66)	12.06
2018		12.54	0.34	(0.38)	(0.04)	(0.34)	(0.08)	(0.42)	12.08
2017		12.07	0.30	0.52	0.82	(0.30)	(0.05)	(0.35)	12.54
2016		12.21	0.32	0.16	0.48	(0.32)	(0.30)	(0.62)	12.07
2015		12.64	0.33	(0.31)	0.02	(0.32)	(0.13)	(0.45)	12.21
2014		12.37	0.32	0.46	0.78	(0.32)	(0.19)	(0.51)	12.64
Class C shares
2019	(c)	11.96	0.14	0.44	0.58	(0.14)	(0.47)	(0.61)	11.93
2018		12.42	0.25	(0.38)	(0.13)	(0.25)	(0.08)	(0.33)	11.96
2017		11.95	0.21	0.52	0.73	(0.21)	(0.05)	(0.26)	12.42
2016		12.10	0.22	0.16	0.38	(0.23)	(0.30)	(0.53)	11.95
2015		12.53	0.23	(0.30)	(0.07)	(0.23)	(0.13)	(0.36)	12.10
2014		12.27	0.22	0.45	0.67	(0.22)	(0.19)	(0.41)	12.53

See accompanying notes.

54

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets	to Average Net Assets			Portfolio Turnover Rate

8.69	%(d)	$1,694,984	0.62	%(e),(f),(g)	2.40	%(e)	9.3	%(e)
0.12		1,432,165	0.61	(f),(g)	2.10		33.8
19.17		1,542,284	0.61	(g)	1.17		20.9
2.05		1,418,053	0.66	(g)	1.00		22.4
1.05		1,506,074	0.65	(g)	1.60		35.6
9.90		1,493,034	0.65	(g)	1.17		4.0

8.24	(d)	260,445	1.41	(e),(f),(g)	2.39	(e)	9.3	(e)
(0.59)		480,699	1.36	(f),(g)	1.38		33.8
18.22		536,771	1.37	(g)	0.43		20.9
1.31		515,921	1.42	(g)	0.24		22.4
0.28		549,093	1.40	(g)	0.87		35.6
9.05		551,460	1.40	(g)	0.44		4.0

5.64	(d)	994,779	0.61	(e),(f),(g)	3.14	(e)	6.4	(e)
(0.33)		917,357	0.60	(f),(g)	2.77		22.6
6.92		981,216	0.59	(g)	2.47		19.1
4.18		917,507	0.64	(g)	2.67		10.4
0.20		840,440	0.63	(g)	2.63		17.7
6.44		793,238	0.64	(g)	2.57		2.2

5.21	(d)	269,901	1.37	(e),(f),(g)	2.47	(e)	6.4	(e)
(1.09)		325,369	1.37	(f),(g)	2.01		22.6
6.17		363,723	1.36	(g)	1.71		19.1
3.35		368,051	1.41	(g)	1.90		10.4
(0.55)		347,647	1.39	(g)	1.87		17.7
5.61		311,494	1.40	(g)	1.79		2.2

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized. (e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

55

Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31 (except as noted):

			Net Realized
		Net Asset Value,	Net Investment	and Unrealized	Total From	Dividends from	Distributions	Total
		Beginning of	Income (Loss)	Gain (Loss) on	Investment	Net Investment	from Realized	Dividends and	Net Asset Value,
		Period	(a)	Investments	Operations	Income	Gains	Distributions	End of Period
SAM STRATEGIC GROWTH PORTFOLIO
Class A shares
2019	(c)	$19.81	$0.19	$1.21	$1.40	($0.33)	($2.89)	($3.22)	$17.99
2018		21.35	0.44	(0.58)	(0.14)	(0.34)	(1.06)	(1.40)	19.81
2017		18.24	0.23	3.55	3.78	(0.19)	(0.48)	(0.67)	21.35
2016		20.60	0.20	(0.07)	0.13	(0.17)	(2.32)	(2.49)	18.24
2015		21.79	0.37	(0.19)	0.18	(0.37)	(1.00)	(1.37)	20.60
2014		19.91	0.21	2.03	2.24	(0.22)	(0.14)	(0.36)	21.79
Class C shares
2019	(c)	17.98	0.17	1.01	1.18	(0.21)	(2.89)	(3.10)	16.06
2018		19.52	0.26	(0.53)	(0.27)	(0.21)	(1.06)	(1.27)	17.98
2017		16.73	0.08	3.26	3.34	(0.07)	(0.48)	(0.55)	19.52
2016		19.11	0.06	(0.07)	(0.01)	(0.05)	(2.32)	(2.37)	16.73
2015		20.32	0.21	(0.19)	0.02	(0.23)	(1.00)	(1.23)	19.11
2014		18.61	0.05	1.89	1.94	(0.09)	(0.14)	(0.23)	20.32

See accompanying notes.

56

			Financial Highlights (Continued)
			Principal Funds, Inc.
			(unaudited)

			Ratio of Expenses to Average		Ratio of Net Investment Income
Total Return(b)		Net Assets, End of Period (in thousands)	Net Assets	to Average Net Assets			Portfolio Turnover Rate

9.74	%(d)	$1,125,604	0.64	%(e),(f),(g)	2.17	%(e)	13.2	%(e)
(0.86)		943,803	0.63	(f),(g)	2.10		49.4
21.34		1,023,096	0.63	(g)	1.16		19.5
1.03		926,183	0.69	(g)	1.10		22.9
0.92		996,126	0.67	(g)	1.77		51.2
11.39		989,320	0.67	(g)	1.00		5.9

9.33	(d)	148,378	1.44	(e),(f),(g)	2.13	(e)	13.2	(e)
(1.63)		284,797	1.38	(f),(g)	1.37		49.4
20.48		324,383	1.38	(g)	0.42		19.5
0.26		302,748	1.44	(g)	0.35		22.9
0.16		326,391	1.42	(g)	1.06		51.2
10.54		333,072	1.42	(g)	0.27		5.9

(a) Calculated based on average shares outstanding during the period.

(b)Total return is calculated without the front-end sales charge or contingent deferred sales charge, if applicable. (c) Six months ended April 30, 2019.

(d) Total return amounts have not been annualized. (e) Computed on an annualized basis.

(f) Reflects Manager's contractual expense limit.

(g) Does not include expenses of the investment companies in which the Portfolio invests.

See accompanying notes.

57

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2019 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs, including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds. As a shareholder of Principal LifeTime 2010 Fund, Principal LifeTime 2020 Fund, Principal LifeTime 2030 Fund, Principal LifeTime 2040 Fund, Principal LifeTime 2050 Fund, Principal LifeTime Strategic Income Fund, SAM Balanced Portfolio, SAM Conservative Balanced Portfolio, SAM Conservative Growth Portfolio, SAM Flexible Income Portfolio, or SAM Strategic Growth Portfolio, your fund will indirectly bear its pro rata share of the expenses incurred by the investment companies in which the fund invests. These expenses are not included in the fund’s annualized expense ratio used to calculate the expenses paid in this example. If they were, the expenses paid would be higher.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee may apply to IRA accounts and 403(b) accounts, respectively within Class A and Class C shares. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period				During Period
	Account	Ending Account	November 1,		Beginning Account	Ending Account	November 1,		Annualized
	Value November	Value April 30,	2018 to April 30,		Value November	Value April 30,	2018 to April 30,		Expense
	1, 2018	2019	2019	(a)	1, 2018	2019	2019	(a)	Ratio
Principal LifeTime 2010 Fund
Class A	$1,000.00	$1,058.61	$1.94		$1,000.00	$1,022.91	$1.91		0.38%
Principal LifeTime 2020 Fund
Class A	1,000.00	1,070.92	1.95		1,000.00	1,022.91	1.91		0.38
Principal LifeTime 2030 Fund
Class A	1,000.00	1,081.20	1.96		1,000.00	1,022.91	1.91		0.38
Principal LifeTime 2040 Fund
Class A	1,000.00	1,087.45	1.97		1,000.00	1,022.91	1.91		0.38
Principal LifeTime 2050 Fund
Class A	1,000.00	1,090.77	1.97		1,000.00	1,022.91	1.91		0.38
Principal LifeTime Strategic Income
Fund
Class A	1,000.00	1,055.24	1.94		1,000.00	1,022.91	1.91		0.38
SAM Balanced Portfolio
Class A	1,000.00	1,075.22	3.19		1,000.00	1,021.72	3.11		0.62
Class C	1,000.00	1,071.68	7.19		1,000.00	1,017.85	7.00		1.40

58

		Shareholder Expense Example
		Principal Funds, Inc.
		April 30, 2019 (unaudited)

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period				During Period
	Account	Ending Account	November 1,		Beginning Account	Ending Account	November 1,		Annualized
	Value November	Value April 30,	2018 to April 30,		Value November	Value April 30,	2018 to April 30,		Expense
	1, 2018	2019	2019	(a)	1, 2018	2019	2019	(a)	Ratio
SAM Conservative Balanced
Portfolio
Class A	$1,000.00	$1,062.41	$3.22		$1,000.00	$1,021.67	$3.16		0.63%
Class C	1,000.00	1,058.79	7.10		1,000.00	1,017.90	6.95		1.39
SAM Conservative Growth Portfolio
Class A	1,000.00	1,086.92	3.21		1,000.00	1,021.72	3.11		0.62
Class C	1,000.00	1,082.38	7.28		1,000.00	1,017.80	7.05		1.41
SAM Flexible Income Portfolio
Class A	1,000.00	1,056.39	3.11		1,000.00	1,021.77	3.06		0.61
Class C	1,000.00	1,052.07	6.97		1,000.00	1,018.00	6.85		1.37
SAM Strategic Growth Portfolio
Class A	1,000.00	1,097.38	3.33		1,000.00	1,021.62	3.21		0.64
Class C	1,000.00	1,093.32	7.47		1,000.00	1,017.65	7.20		1.44

(a)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

59

Principal Funds, Inc.
(unaudited)

Notification of Source of Distributions
Pursuant to Rule 19a-1 of the Investment Company Act of 1940

As noted in the table provided below, certain of the Principal Funds made distributions for the months of December 2018, January 2019, February 2019, March 2019, April 2019 and May 2019 for which a portion is estimated to be in excess of the fund’s current and accumulated net income. As of these month ends, the estimated sources of these distributions were as follows:

	December 2018
Fund		Net Income	Realized Gain	Capital Sources
Principal LifeTime 2010 Fund		99.67%	0.33%	0.00%
Principal LifeTime 2020 Fund		99.56	0.44	0.00
Principal LifeTime 2030 Fund		99.38	0.62	0.00
Principal LifeTime 2040 Fund		99.04	0.96	0.00
Principal LifeTime 2050 Fund		99.02	0.98	0.00
Principal LifeTime Strategic Income Fund		99.68	0.32	0.00
SAM Balanced Portfolio		99.01	0.99	0.00
SAM Conservative Balanced Portfolio		99.43	0.57	0.00
SAM Conservative Growth Portfolio		99.05	0.95	0.00
SAM Flexible Income Portfolio		96.88	0.00	3.12
SAM Strategic Growth Portfolio		99.04	0.96	0.00

	January 2019
Fund		Net Income	Realized Gain	Capital Sources
SAM Flexible Income Portfolio		62.27%	0.00%	37.73%

	February 2019
Fund		Net Income	Realized Gain	Capital Sources
SAM Flexible Income Portfolio		44.44%	0.00%	55.56%

	March 2019
Fund		Net Income	Realized Gain	Capital Sources
SAM Balanced Portfolio		99.97%	0.03%	0.00%
SAM Flexible Income Portfolio		59.76	0.00	40.24

	April 2019
Fund		Net Income	Realized Gain	Capital Sources
SAM Flexible Income Portfolio		78.97%	0.00%	21.03%

	May 2019
Fund		Net Income	Realized Gain	Capital Sources
SAM Flexible Income Portfolio		71.13%	0.00%	28.87%

The ultimate composition of these distributions may vary from the estimates provided above due to a variety of factors including future income and expenses, and realized gains and losses from the purchase and sale of securities.

Please note that this information is being provided to satisfy certain notice requirements under the Investment Company Act of 1940. Tax reporting information for shareholders of the funds will not be available until the end of the funds’ fiscal year.

As a result, shareholders should not use the information provided in this notice for tax reporting purposes.

Notices are posted monthly on our website at principalfunds.com/sources-of-distribution. You may also request a copy of such notices, free of charge, by telephoning 800-222-5852.

60

Principal Funds, Inc.
(unaudited)

This material is not authorized for distribution unless preceded or accompanied by a current prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the investment. Contact your financial professional or call 800-222-5852 to obtain another copy of the prospectus. Read the prospectus carefully before investing.

A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

Principal Funds are distributed by Principal Funds Distributor, Inc.

61

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment CompanyAct of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	131	Durango Herald, Inc.;
Director since 2004			McClatchy Newspapers, Inc.
Member, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.	Retired.	131	McClatchy Newspapers, Inc.;
Director since 2012			Frontier Communications,
Member, Audit Committee			Inc.; formerly, Herbalife Ltd.
1951

Craig Damos	President, C.P. Damos Consulting LLC	131	None
Director since 2008
Member, Audit Committee Member,
15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President and CFO, Merle	131	None
Lead Independent Director since 2011	Norman Cosmetics, Inc.
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	131	MAM USA
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	131	Armstrong World Industries,
Director since 2012			Inc. and Equity Lifestyle
Member, Operations Committee			Properties, Inc.
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global Partners, LLC.	131	None
Director since 2014	Formerly, General Counsel, Investment Company
Member, Operations Committee	Institute
1961

Elizabeth A. Nickels	Formerly, Executive Director, Herman Miller	131	SpartanNash; formerly:
Director since 2015	Foundation; Formerly President, Herman Miller		Charlotte Russe; Follet
Member, Audit Committee	Healthcare		Corporation; PetSmart;
1962			Spectrum Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting, Inc.	131	Denbury Resources Inc.
Director since 2018			and Helmerich & Payne;
Member, Operations Committee			Formerly: Brown Advisory;
1959			B/E Aerospace; WP Carey;
			Nalco (and its successor
			Ecolab)

62

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	131	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker Dealer,
Principal Life Insurance Company (“PLIC”) (2001-
2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer, PMC (2015-
2017)
Executive Vice President/Chief Operating Officer,
PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder Services (“PSS”)
(2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Timothy M. Dunbar	Director, PGI since 2018	131	None
Director since 2019	President, Principal Global Asset Management, PGI,
1957	PLIC, Principal Financial Services, Inc. (“PFSI”),
and Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)

Patrick Halter	Chief Executive Officer and President, PGI since	131	None
Director since 2017	2018
Member, Executive Committee	Chief Operating Officer, PGI (2017-2018)
1959	Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

63

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2010-2017)
Des Moines, IA 50392	Assistant Secretary (2015-2018)
1973	Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392	Compliance Advisor, PMC (2013-2015)
1965

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI (2017-2018)
1979	Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PLIC since 2006
1972	Counsel, PMC (2007-2013, 2014-2017)

John Sullivan	Counsel, PGI since 2019
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1970

64

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Assistant Vice President/Treasurer, PGI since 2017
Assistant Treasurer	Assistant Vice President/Treasury, PFA since 2013
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary
Des Moines, IA 50392
1956

Clint Woods	Of Counsel (2017-2018)
Counsel, Vice President, and	Vice President (2016-2017)
Assistant Secretary	Counsel (2015-2017)
Des Moines, IA 50392	Vice President, PLIC since 2015
1961	Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance
1981	Company (2013-2015)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

65

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 1, 2019, and the Statement ofAdditional Information dated March 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

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BOARD CONSIDERATION OF INVESTMENTADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Subadvisory Agreement with Finisterre Capital, LLP related to the Global Diversified Income Fund; (2) Amended Subadvisory Agreements with Principal Real Estate Investors, LLC and Spectrum Asset Management, Inc. related to the Global Diversified Income Fund; (3) an Amended Management Agreement with Principal Global Investors, LLC and Amended Subadvisory Agreements with Los Angeles Capital Management and Equity Research, Inc. and Victory Capital Management Inc. related to the MidCap Value Fund I; (4) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Real Estate Securities Fund and the Global Real Estate Securities Fund; (5) a Subadvisory Agreement with Post Advisory Group, LLC related to the High Yield Fund I; (6) an Amended Subadvisory Agreement with Post Advisory Group, Inc. related to the Global Diversified Income Fund; and (7) an Amended Management Agreement with Principal Global Investors, LLC and Subadvisory Agreement with Finisterre Capital, LLC related to the Finisterre Unconstrained Emerging Markets Bond Fund.

Finisterre Capital, LLP Subadvisory Agreement

On December 11, 2018, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of a subadvisory agreement (the “SubadvisoryAgreement”) among Principal Global Investors, LLC (the “Manager”) and Finisterre Capital, LLP (the “Subadvisor”) with respect to the emerging markets debt investment sleeve of the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Subadvisory currently provides subadvisory serves for other PFI funds, and that the Board has reviewed and approved for renewal those subadvisory agreements at its September 2018 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.

The Board reviewed the historical one-year and since inception (October 1, 2016) performance returns as of September 30, 2018, gross and net of proposed fees, of the Subadvisor in a composite managed in accordance with the proposed investment strategy for the emerging markets debt investment sleeve of the Fund, as compared to the historical performance returns (gross of fees) of a current subadvisor to the Fund’s emerging markets debt investment sleeve and a relevant benchmark index. The Board concluded, based upon the information provided, that the Subadvisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. The Board also considered that the Subadvisor’s appointment is contingent upon the Fund’s shareholders approving the Subadvisory Agreement, which will involve the costs of holding a shareholder meeting. In this connection, they noted the Manager’s proposed addition of a seven-basis point contractual fee waiver through February 29, 2020. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted that the Subadvisor does not engage in soft dollar trading. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the SubadvisoryAgreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Approval of Amended Subadvisory Agreements for Global Diversified Income Fund

On December 11, 2018, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of (1) an amended fee schedule under the subadvisory agreement between Principal Global Investors, LLC (the “Manager”) and Principal Real Estate Investors, LLC (“Principal-REI” or a “Subadvisor”) with respect to the global real estate investment sleeve of the Fund (the “Principal-REI Subadvisory Agreement”), which would result in a reduction of Principal-REI’s subadvisory fee rate at all asset levels; and (2) an amended fee schedule under the subadvisory agreement between the Manager and Spectrum Asset Management, Inc. (“Spectrum” or a “Subadvisor”) with respect to the preferred securities investment sleeve of the Fund (the “Spectrum Subadvisory Agreement”), which would result in a reduction of Spectrum’s subadvisory fee rate at current asset levels and an increase in Spectrum’s subadvisory fee rate at significantly higher asset levels. (The Principal-REI Subadvisory Agreement and the Spectrum Subadvisory Agreement are referred to as the “Subadvisory Agreements.”)

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The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not impact the quality or extent of the services the Subadvisors provide to the Fund and that each Subadvisor’s obligations under the applicable Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreements at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreements.

Approval of Amended Management and Subadvisory Agreements for MidCap Value Fund I

On December 11, 2018, the Board considered for the MidCap Value Fund I (the “Fund”) the approval of: (1) an amended fee schedule under the management agreement (the “ManagementAgreement”) between PFI, for the Fund, and Principal Global Investors, LLC (the “Manager”), which would result in a reduction of the management fee rate at all asset levels; (2) an amended fee schedule under the subadvisory agreement between the Manager and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital” or a “Subadvisor”) with respect to the Fund (a “Subadvisory Agreement”) which would add new breakpoints to LA Capital’s subadvisory fee schedule; and (3) an amended fee schedule under the subadvisory agreement between the Manager and Victory Capital Management Inc. (“Victory” or a “Subadvisor”) with respect to the Fund (a “Subadvisory Agreement”), which would add new breakpoints to Victory’s subadvisory fee schedule. (The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”) The Board reviewed materials received from the Manager regarding the proposed changes in the management fee and subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the management fee and subadvisory fee schedules would not reduce the nature, the quality or quantity of the services the Manager and the Subadvisors provide to the Fund and that the obligations of the Manager and each Subadvisor under the applicable Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Advisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Advisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager and each Subadvisor under the applicable Advisory Agreement and had concluded, based upon the information provided, that the terms of each Advisory Agreement were reasonable and that approval of each Advisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Advisory Agreements reduced management and subadvisory fees at this time and, accordingly, recommended to the Board of Directors the approval of the amended Advisory Agreements.

Approval of Amended Subadvisory Agreements for Real Estate Securities Fund and Global Real Estate Securities Fund

On December 11, 2018, the Board considered for each of the Real Estate Securities Fund and the Global Real Estate Securities Fund (each, a “Fund”) the approval of an amended fee schedule under a subadvisory agreement (each, a “Subadvisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Principal Real Estate Investors, LLC (the “Subadvisor”), which would result in a reduction of the subadvisory fee rate at all asset levels.

The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not reduce the quality or quantity of the services provided by the Subadvisor to each Fund and that the Subadvisor’s obligations under each Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under each Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.

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Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of each amended Subadvisory Agreement.

Post Advisory Group, LLC Subadvisory Agreement

On March 12, 2019, the Board met to consider for High Yield Fund I (the “Fund”) the approval of a subadvisory agreement (the “Subadvisory Agreement”) among Principal Global Investors, LLC (the “Manager”) and Post Advisory Group, LLC (the “Subadvisor”) with respect to an actively managed investment sleeve of the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Subadvisory currently provides subadvisory serves for other PFI funds, and that the Board has reviewed and approved for renewal those subadvisory agreements at its September 2018 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.

The Board reviewed the historical one, three, five and ten year performance returns as of December 31, 2018, gross and net of proposed fees, of the Subadvisor in a composite managed in accordance with the proposed investment strategy for the actively managed investment sleeve of the Fund that the Subadvisor is proposed to manage, as compared to the historical performance returns of the current subadvisor to that investment sleeve and a relevant benchmark index. The Board concluded, based upon the information provided, that the Subadvisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. The Board also considered that the Subadvisor’s appointment is contingent upon the Fund’s shareholders approving the Subadvisory Agreement, which will involve the costs of holding a shareholder meeting. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted that the portfolio trades for the investment sleeve to be managed by the Subadvisor would not generate commissions, and therefore soft dollars would not be applicable. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the SubadvisoryAgreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Post Advisory Group, LLC Amended Subadvisory Agreement

On March 12, 2019, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Post Advisory Group, LLC (the “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to add a breakpoint to the subadvisory fee schedule.

The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the change in the calculation methodology for the subadvisory fee and the addition of a breakpoint to the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the addition of a breakpoint to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded,

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based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreement.

Approval of Amended Management and Subadvisory Agreements for Finisterre Unconstrained Emerging Markets Bond Fund

On March 12, 2019, the Board considered for the Finisterre Unconstrained Emerging Markets Bond Fund (the “Fund”) the approval of: (1) an amended management agreement (the “Management Agreement”) between PFI, for the Fund, and Principal Global Investors, LLC (the “Manager”), in connection with a proposal to amend the management fee schedule that would result in a reduction in the management fee rate at all asset levels; and (2) an amended subadvisory agreement between the Manager and Finisterre Capital, LLC (the “Subadvisor”) with respect to the Fund (a “Subadvisory Agreement”) in connection with a proposal to amend the subadvisory fee schedule that would add new breakpoints and result in a lower subadvisory fee rate at certain asset levels. The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.” The Board reviewed materials received from the Manager regarding the proposed changes in the management fee and subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the management fee and subadvisory fee schedules would not reduce the quality or quantity of the services the Manager and the Subadvisor provide to the Fund and that the obligations of the Manager and the Subadvisor under the applicable Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Advisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Advisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’September 2018 meeting.They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager and the Subadvisor under the applicable Advisory Agreement and had concluded, based upon the information provided, that the terms of each Advisory Agreement were reasonable and that approval of each Advisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amendedAdvisory Agreements at this time and, accordingly, recommended to the Board of Directors the approval of the amended Advisory Agreements.

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Special Meeting of Shareholders
Principal Funds, Inc. – MidCap Value Fund III
Held April 5, 2019

1. Shareholders of the MidCap Value Fund III voted to approve a Plan of Acquisition providing for the reorganization of the MidCap Value Fund III into MidCap Value Fund I.

In Favor	Opposed	Abstain
47,374,591.000	21,272.000	30,992.000

	Special Meeting of Shareholders
	Principal Funds, Inc.
	Held April 25, 2019

1. Election of Board of Directors.

	For	Withheld
Ballantine	12,736,375,875.836	392,415,903.137
Barnes	12,721,375,051.848	407,416,727.125
Damos	12,700,790,898.144	428,000,880.829
Grimmett	12,716,449,359.614	412,342,419.359
Hirsch	12,711,116,734.002	417,675,044.971
Huang	12,731,541,889.427	397,249,889.546
McMillan	12,751,851,243.595	376,940,535.378
Nickels	12,760,972,969.127	367,818,809.846
VanDeWeghe	12,745,791,367.482	383,000,411.491
Beer	12,706,497,212.449	422,294,566.524
Dunbar	12,712,526,433.112	416,265,345.861
Halter	12,710,379,929.381	418,411,849.592

3. Approval of a new Sub-Advisory Agreement with Finisterre Capital LLP for the Global Diversified Income Fund.

	For	Against	Abstain	Broker Non-Vote
Global Diversified Income Fund	206,346,060.589	2,753,236.504	5,473,360.558	92,304,522.44

4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Fund without obtaining shareholder approval (Group A Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	7,632,139.822	538,475.555	788,655.289	7,621,883.169
Core Plus Bond Fund	266,081,012.903	9,815,879.616	10,020,920.092	2,727,039.045
Diversified International Fund	839,129,975.011	69,570,386.739	33,287,102.115	7,195,414.163
Equity Income Fund	159,725,397.726	11,522,894.631	11,120,010.905	33,023,226.869
Global Real Estate Securities Fund	187,259,825.197	991,539.590	4,508,463.721	41,915,680.813
Government & High Quality Bond Fund	111,092,459.513	1,950,391.788	3,295,744.051	14,099,830.764
High Yield Fund	173,512,349.604	6,580,563.854	3,746,839.266	74,691,889.403
High Yield Fund I	312,315,574.195	46,574,543.751	21,513,938.976	1,670,475.209
Income Fund	240,051,813.045	23,178,841.083	4,975,617.243	25,765,421.073
Inflation Protection Fund	93,768,572.166	94,037,799.184	106,823.583	952,585.647
International Emerging Markets Fund	25,914,064.028	1,817,301.786	998,564.563	1,682,817.983
International Fund I	24,416,392.541	465,097.272	68,157.598	1,501,326.656
LargeCap Growth Fund	44,901,786.532	8,347,111.319	4,869,837.154	6,342,759.486
LargeCap Growth Fund I	346,060,855.922	52,407,253.261	48,176,222.579	104,678,134.877
LargeCap S&P 500 Index Fund	227,372,216.535	28,980,668.937	22,289,836.001	26,353,263.420
LargeCap Value Fund III	110,114,016.367	502,751.676	18,404,633.690	1,179,449.443
MidCap Fund	276,764,709.401	5,562,823.197	2,759,505.462	82,794,654.550
MidCap Growth Fund	14,677,675.635	1,565,329.202	1,289,748.916	1,470,321.883
MidCap Growth Fund III	50,741,455.675	43,945,323.575	684,119.005	806,515.646
MidCap S&P 400 Index Fund	40,093,514.714	4,474,673.389	5,179,134.167	5,806,881.149
MidCap Value Fund I	56,747,925.437	5,089,742.937	4,332,038.436	1,530,879.835
MidCap Value Fund III	48,430,625.982	3,525,762.041	1,787,139.060	811,638.994
Money Market Fund	258,165,866.102	90,684,370.758	30,959,761.317	19,304,755.190

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	For	Against	Abstain	Broker Non-Vote
Overseas Fund	208,466,587.720	18,572.853	-	411,880.974
Principal Capital Appreciation Fund	18,138,520.881	2,975,831.357	891,860.800	3,666,650.690
SAM Balanced Portfolio	158,284,074.700	18,023,454.159	10,467,606.527	35,769,411.838
SAM Conservative Balanced Portfolio	88,657,730.195	11,397,333.647	2,153,848.753	28,889,552.873
SAM Conservative Growth Portfolio	71,328,832.247	40,460,952.304	1,796,222.358	22,161,855.561
SAM Flexible Income Portfolio	122,920,915.298	4,945,275.811	18,411,012.553	38,941,467.872
SAM Strategic Growth Portfolio	40,063,153.463	24,698,478.984	1,129,102.715	11,549,369.421
Short-Term Income Fund	287,995,692.468	35,457,888.542	4,235,580.220	43,168,334.299
SmallCap Fund	14,727,819.969	2,910,390.173	900,766.733	3,387,570.106
SmallCap Growth Fund I	103,403,577.647	20,648,414.289	12,221,827.402	2,365,041.424
SmallCap S&P 600 Index Fund	30,421,238.910	4,323,020.144	3,003,546.682	4,726,802.361
SmallCap Value Fund II	63,194,403.671	16,139,806.302	14,787,286.671	1,401,103.878
Tax-Exempt Bond Fund	13,553,435.408	695,800.232	625,555.355	11,707,204.857

5.Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Fund without obtaining shareholder approval (Group A Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	7,650,243.989	539,501.168	769,525.509	7,621,883.169
Core Plus Bond Fund	264,818,305.523	10,794,859.466	10,304,647.622	2,727,039.045
Diversified International Fund	832,065,408.201	69,659,310.392	40,262,745.272	7,195,414.163
Equity Income Fund	163,339,594.663	13,522,968.005	5,505,740.594	33,023,226.869
Global Real Estate Securities Fund	187,088,897.689	1,168,516.870	4,502,413.949	41,915,680.813
Government & High Quality Bond Fund	111,051,530.557	1,735,060.543	3,552,004.252	14,099,830.764
High Yield Fund	173,377,313.327	6,674,271.305	3,788,168.092	74,691,889.403
High Yield Fund I	305,791,861.545	53,098,256.401	21,513,938.976	1,670,475.209
Income Fund	239,498,653.076	23,320,724.095	5,386,894.200	25,765,421.073
Inflation Protection Fund	70,191,821.477	117,366,190.617	355,182.839	952,585.647
International Emerging Markets Fund	25,901,283.807	1,830,082.007	998,564.563	1,682,817.983
International Fund I	24,404,580.302	466,441.607	78,625.502	1,501,326.656
LargeCap Growth Fund	44,876,438.913	8,398,614.235	4,843,681.857	6,342,759.486
LargeCap Growth Fund I	343,455,728.819	55,689,155.661	47,499,447.282	104,678,134.877
LargeCap S&P 500 Index Fund	226,225,894.898	30,522,021.366	21,894,805.209	26,353,263.420
LargeCap Value Fund III	109,003,155.004	503,443.185	19,514,803.544	1,179,449.443
MidCap Fund	276,553,660.663	5,770,388.815	2,762,988.582	82,794,654.550
MidCap Growth Fund	14,669,193.300	1,561,753.797	1,301,806.656	1,470,321.883
MidCap Growth Fund III	50,740,432.426	43,946,346.824	684,119.005	806,515.646
MidCap S&P 400 Index Fund	39,967,623.694	4,530,267.853	5,249,430.723	5,806,881.149
MidCap Value Fund I	56,747,160.993	5,090,507.365	4,332,038.452	1,530,879.835
MidCap Value Fund III	48,102,499.355	3,874,316.935	1,766,710.793	811,638.994
Money Market Fund	296,811,662.595	52,051,981.601	30,946,353.981	19,304,755.190
Overseas Fund	208,466,587.720	18,572.853	-	411,880.974
Principal Capital Appreciation Fund	18,138,006.834	2,944,905.725	923,300.479	3,666,650.690
SAM Balanced Portfolio	157,902,871.437	17,775,057.965	11,097,205.984	35,769,411.838
SAM Conservative Balanced Portfolio	88,726,742.771	11,172,288.924	2,309,880.900	28,889,552.873
SAM Conservative Growth Portfolio	70,218,381.891	41,551,670.249	1,815,954.769	22,161,855.561
SAM Flexible Income Portfolio	122,935,572.772	4,844,150.472	18,497,480.418	38,941,467.872
SAM Strategic Growth Portfolio	39,993,619.989	24,780,409.322	1,116,705.851	11,549,369.421
Short-Term Income Fund	287,889,682.868	17,194,170.418	22,605,307.944	43,168,334.299
SmallCap Fund	14,682,129.185	2,938,338.210	918,509.480	3,387,570.106
SmallCap Growth Fund I	104,906,628.321	19,155,041.540	12,212,149.477	2,365,041.424
SmallCap S&P 600 Index Fund	30,370,907.386	4,326,066.793	3,050,831.557	4,726,802.361
SmallCap Value Fund II	56,761,825.101	16,187,667.393	21,172,004.150	1,401,103.878
Tax-Exempt Bond Fund	13,585,289.481	693,418.489	596,083.025	11,707,204.857

72

6A. Approval of an amended fundamental investment restriction relating to commodities for the Fund (each Fund).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	7,858,485.903	322,436.879	778,347.884	7,621,883.169
Core Plus Bond Fund	266,048,673.775	6,926,623.954	12,942,514.882	2,727,039.045
Diversified International Fund	845,784,642.229	38,424,406.610	57,778,415.026	7,195,414.163
Equity Income Fund	173,581,539.845	4,016,002.659	4,770,760.758	33,023,226.869
Finisterre Unconstrained Emerging Markets	2,835,255.604	2,817.000	5,528.170	890,395.042
Bond Fund
Global Diversified Income Fund	206,185,004.478	2,703,496.749	5,684,156.424	92,304,522.044
Global Real Estate Securities Fund	187,415,515.247	817,097.587	4,527,215.674	41,915,680.813
Government & High Quality Bond Fund	110,126,164.054	1,251,144.319	4,961,286.979	14,099,830.764
Government Money Market Fund	2,699,970,350.050	-	-	N/A
High Yield Fund	174,291,575.156	5,317,958.074	4,230,219.494	74,691,889.403
High Yield Fund I	332,842,756.555	43,920.180	47,517,380.187	1,670,475.209
Income Fund	247,148,156.740	11,464,508.655	9,593,605.976	25,765,421.073
Inflation Protection Fund	160,121,926.503	26,351,904.673	1,439,363.757	952,585.647
International Emerging Markets Fund	27,012,683.460	593,625.500	1,123,621.417	1,682,817.983
International Fund I	24,596,214.663	79,373.103	274,059.645	1,501,326.656
LargeCap Growth Fund	52,385,894.697	1,705,390.617	4,027,449.691	6,342,759.486
LargeCap Growth Fund I	355,358,728.261	30,481,441.324	60,804,162.177	104,678,134.877
LargeCap S&P 500 Index Fund	235,792,192.097	16,412,876.287	26,437,653.089	26,353,263.420
LargeCap Value Fund III	108,632,031.845	307,212.475	20,082,157.413	1,179,449.443
MidCap Fund	279,827,812.846	2,332,224.558	2,927,000.656	82,794,654.550
MidCap Growth Fund	15,143,179.364	1,270,463.218	1,119,111.171	1,470,321.883
MidCap Growth Fund III	56,766,889.933	37,915,355.281	688,653.041	806,515.646
MidCap S&P 400 Index Fund	41,662,479.168	3,109,625.166	4,975,217.936	5,806,881.149
MidCap Value Fund I	58,616,851.821	6,263,020.822	1,289,834.167	1,530,879.835
MidCap Value Fund III	50,232,204.670	895,488.260	2,615,834.153	811,638.994
Money Market Fund	309,535,876.110	36,075,013.224	34,199,108.843	19,304,755.190
Overseas Fund	208,466,604.401	18,556.172	-	411,880.974
Principal Capital Appreciation Fund	20,070,635.968	1,198,211.098	737,365.972	3,666,650.690
Principal LifeTime 2010 Fund	29,196,697.167	1,832,982.499	9,291,375.383	1,027,046.892
Principal LifeTime 2015 Fund	34,530,950.004	215,138.570	7,846,696.992	511,735.713
Principal LifeTime 2020 Fund	245,508,185.816	8,525,910.896	42,874,721.572	5,638,880.028
Principal LifeTime 2025 Fund	107,729,763.248	6,111,564.769	20,419,422.791	2,063,124.826
Principal LifeTime 2030 Fund	231,149,216.761	31,241,601.661	115,866,562.523	5,920,079.839
Principal LifeTime 2035 Fund	77,109,749.002	3,953,101.991	19,182,048.094	1,120,643.618
Principal LifeTime 2040 Fund	208,490,902.912	13,751,744.296	22,752,083.159	2,704,465.564
Principal LifeTime 2045 Fund	63,721,538.700	257,274.164	5,615,126.286	280,845.740
Principal LifeTime 2050 Fund	99,973,395.685	5,214,698.640	37,611,439.864	1,606,932.169
Principal LifeTime 2055 Fund	27,658,974.833	1,388,919.522	2,527,616.691	151,197.858
Principal LifeTime 2060 Fund	10,605,201.087	6,132,109.807	5,308,763.382	141,413.011
Principal LifeTime 2065 Fund	744,123.521	358,871.733	160.588	N/A
Principal Life Time Hybrid 2015 Fund	6,623,551.926	748,824.413	620,107.354	149,450.935
Principal Life Time Hybrid 2020 Fund	21,221,767.647	795,027.590	2,076,921.594	515,767.840
Principal Life Time Hybrid 2025 Fund	13,925,179.190	667,372.210	796,360.266	868,142.228
Principal Life Time Hybrid 2030 Fund	17,195,183.257	448,264.534	1,430,448.483	1,060,182.276
Principal Life Time Hybrid 2035 Fund	9,093,574.923	140,612.259	464,647.062	1,152,235.958
Principal Life Time Hybrid 2040 Fund	7,687,737.282	763,513.130	3,338,306.791	1,481,144.162
Principal Life Time Hybrid 2045 Fund	4,374,125.672	278,024.338	1,201,013.304	661,776.310
Principal Life Time Hybrid 2050 Fund	4,908,395.353	52,077.088	254,200.130	342,348.000
Principal Life Time Hybrid 2055 Fund	1,785,790.129	-	136.571	91,077.280
Principal Life Time Hybrid 2060 Fund	345,544.795	-	162,814.330	19,583.471
Principal Life Time Hybrid 2065 Fund	62,624.749	1,002.435	-	N/A
Principal Life Time Hybrid Income Fund	3,454,184.072	485,967.394	363,321.596	98,009.927
Principal LifeTime Strategic Income Fund	29,269,051.252	221,378.313	4,600,805.720	846,047.681
Real Estate Securities Fund	78,135,587.604	7,583,360.786	2,070,414.151	18,456,438.758
SAM Balanced Portfolio	159,498,223.214	16,825,809.429	10,451,102.743	35,769,411.838
SAM Conservative Balanced Portfolio	97,936,411.881	967,419.904	3,305,080.810	28,889,552.873
SAM Conservative Growth Portfolio	75,898,318.208	36,555,932.935	1,131,755.766	22,161,855.561
SAM Flexible Income Portfolio	123,475,809.182	3,991,514.827	18,809,879.653	38,941,467.872
SAM Strategic Growth Portfolio	64,791,189.226	493,797.498	605,748.438	11,549,369.421
Short-Term Income Fund	290,736,891.013	32,758,322.851	4,193,947.366	43,168,334.299
SmallCap Fund	14,973,997.373	2,707,878.359	857,101.143	3,387,570.106
SmallCap Growth Fund I	107,614,251.659	8,919,362.940	19,740,204.739	2,365,041.424
SmallCap S&P 600 Index Fund	31,503,810.363	3,211,134.410	3,032,860.963	4,726,802.361
SmallCap Value Fund II	69,535,191.985	15,076,441.369	9,509,863.290	1,401,103.878
Tax-Exempt Bond Fund	13,938,129.123	248,172.144	688,489.728	11,707,204.857

73

6B. Approval of an amended fundamental investment restriction relating to diversification for the California Municipal Fund.

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	8,060,193.850	220,801.082	678,275.734	7,621,883.169

6C. Approval of an amended fundamental investment restriction relating to concentration for the Fund (Group B Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	8,016,685.429	205,764.237	736,821.000	7,621,883.169
Core Plus Bond Fund	268,942,727.167	4,093,921.004	12,881,164.440	2,727,039.045
Diversified International Fund	842,811,645.104	43,718,357.203	55,457,461.558	7,195,414.163
Equity Income Fund	174,637,349.018	4,150,933.877	3,580,020.367	33,023,226.869
Finisterre Unconstrained Emerging Markets	2,835,255.604	2,817.000	5,528.170	890,395.042
Bond Fund
Global Diversified Income Fund	205,958,510.994	2,728,000.745	5,886,145.912	92,304,522.044
Government & High Quality Bond Fund	110,038,306.259	1,375,129.942	4,925,159.151	14,099,830.764
Government Money Market Fund	2,699,970,350.050	-	-	N/A
High Yield Fund	175,364,153.254	4,118,798.731	4,356,800.739	74,691,889.403
High Yield Fund I	332,881,671.931	12,300.796	47,510,084.195	1,670,475.209
Income Fund	247,700,916.431	11,828,421.489	8,676,933.451	25,765,421.073
Inflation Protection Fund	161,200,707.806	26,326,946.189	385,540.938	952,585.647
International Emerging Markets Fund	27,143,235.711	440,351.874	1,146,342.792	1,682,817.983
International Fund I	24,606,682.566	79,373.102	263,591.743	1,501,326.656
LargeCap Growth Fund	52,743,525.371	1,782,861.144	3,592,348.490	6,342,759.486
LargeCap Growth Fund I	351,525,602.185	32,029,635.337	63,089,094.240	104,678,134.877
LargeCap Value Fund III	109,482,697.908	529,973.843	19,008,729.982	1,179,449.443
MidCap Fund	279,830,364.500	2,431,545.667	2,825,127.893	82,794,654.550
MidCap Growth Fund	15,444,532.770	1,231,334.022	856,886.961	1,470,321.883
MidCap Growth Fund III	56,735,918.189	37,945,303.776	689,676.290	806,515.646
MidCap Value Fund I	58,613,476.808	6,266,395.835	1,289,834.167	1,530,879.835
MidCap Value Fund III	50,215,237.478	2,449,946.868	1,078,342.737	811,638.994
Money Market Fund	311,253,232.564	30,073,346.771	38,483,418.842	19,304,755.190
Overseas Fund	208,466,604.401	18,556.172	-	411,880.974
Principal Capital Appreciation Fund	20,188,478.787	1,046,528.083	771,206.168	3,666,650.690
Short-Term Income Fund	305,738,943.089	17,677,202.589	4,273,015.552	43,168,334.299
SmallCap Fund	14,951,621.875	2,709,614.837	877,740.163	3,387,570.106
SmallCap Growth Fund I	107,327,645.934	9,202,208.296	19,743,965.108	2,365,041.424
SmallCap Value Fund II	69,409,985.510	15,201,647.971	9,509,863.163	1,401,103.878
Tax-Exempt Bond Fund	13,896,623.444	275,782.371	702,385.180	11,707,204.857

6D. Approval of an amended fundamental investment restriction relating to concentration for the Fund (Group C Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
Principal LifeTime 2010 Fund	29,161,798.167	1,832,221.666	9,327,035.216	1,027,046.892
Principal LifeTime 2015 Fund	34,176,321.244	705,002.340	7,711,461.982	511,735.713
Principal LifeTime 2020 Fund	250,708,806.931	6,652,296.056	39,547,715.297	5,638,880.028
Principal LifeTime 2025 Fund	108,948,444.771	5,108,373.116	20,203,932.921	2,063,124.826
Principal LifeTime 2030 Fund	231,497,203.480	30,974,924.825	115,785,252.640	5,920,079.839
Principal LifeTime 2035 Fund	79,738,977.371	1,098,571.642	19,407,350.074	1,120,643.618
Principal LifeTime 2040 Fund	209,727,262.467	11,521,435.602	23,746,032.298	2,704,465.564
Principal LifeTime 2045 Fund	63,451,256.021	142,089.243	6,000,593.886	280,845.740
Principal LifeTime 2050 Fund	106,337,612.076	6,932,699.786	29,529,222.327	1,606,932.169
Principal LifeTime 2055 Fund	26,354,066.964	2,014,438.232	3,207,005.850	151,197.858
Principal LifeTime 2060 Fund	19,858,554.083	991,256.801	1,196,263.392	141,413.011
Principal LifeTime 2065 Fund	744,123.521	358,871.733	160.588	N/A
Principal Life Time Hybrid 2015 Fund	6,167,577.126	748,824.413	1,076,082.154	149,450.935
Principal Life Time Hybrid 2020 Fund	21,200,831.787	803,983.784	2,088,901.260	515,767.840
Principal Life Time Hybrid 2025 Fund	13,935,094.745	656,301.402	797,515.519	868,142.228
Principal Life Time Hybrid 2030 Fund	17,130,098.830	203,785.335	1,740,012.109	1,060,182.276
Principal Life Time Hybrid 2035 Fund	8,983,612.324	250,574.854	464,647.066	1,152,235.958
Principal Life Time Hybrid 2040 Fund	7,687,691.316	763,559.100	3,338,306.787	1,481,144.162
Principal Life Time Hybrid 2045 Fund	4,374,125.672	278,024.338	1,201,013.304	661,776.310
Principal Life Time Hybrid 2050 Fund	5,135,549.916	52,077.088	27,045.567	342,348.000
Principal Life Time Hybrid 2055 Fund	1,785,790.129	-	136.571	91,077.280
Principal Life Time Hybrid 2060 Fund	345,544.795	-	162,814.330	19,583.471
Principal Life Time Hybrid 2065 Fund	62,624.749	1,002.435	-	N/A

74

	For	Against	Abstain	Broker Non-Vote
Principal Life Time Hybrid Income Fund	3,329,133.672	481,419.300	492,920.090	98,009.927
Principal LifeTime Strategic Income Fund	29,469,882.717	177,665.820	4,443,686.748	846,047.681
SAM Balanced Portfolio	158,243,485.763	16,802,614.766	11,729,034.857	35,769,411.838
SAM Conservative Balanced Portfolio	97,891,831.191	887,750.193	3,429,331.211	28,889,552.873
SAM Conservative Growth Portfolio	75,768,516.268	36,687,863.669	1,129,626.972	22,161,855.561
SAM Flexible Income Portfolio	123,175,432.356	3,890,983.337	19,210,787.969	38,941,467.872
SAM Strategic Growth Portfolio	64,767,789.495	516,598.910	606,346.757	11,549,369.421

75

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence

principalfunds.com

Investing involves risk, including possible loss of principal.

This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

  2019 Principal Financial Services, Inc. | FV429-12 | 04/2019 | 806461-042021

Principal Money Market Fund

Class J Shares

Semiannual Report

April 30, 2019

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Beginning on May 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the report from the Fund or your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive such reports electronically, you will not be affected by this change and you do not need to take any action. If you have not previously elected electronic delivery, you may elect to receive reports and other communications from the Fund electronically by visiting our website at www.principalfunds.com/edelivery for instructions on enrolling in eDelivery or calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your reports, you can inform the Fund by calling 800-222-5852. If you own these shares through a financial intermediary, you may contact your financial intermediary or follow instructions included with this disclosure to elect to continue to receive paper copies of reports. Your election to receive reports in paper will apply to all funds with the Fund complex or to the shares you own through your financial intermediary.

Principal®

Rev. 01/2019

FACTS	WHAT DOES PRINCIPAL FUNDS, INC. DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include: • Social Security number and income • Assets and transaction history • Account transactions and account balances When you are no longer our customer, we continue to share your information as described in this notice
How?	All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons Principal Funds, Inc. chooses to share; and whether you can limit this sharing.

REASONS WE CAN SHARE YOUR PERSONAL INFORMATION	DOES PRINCIPAL FUNDS, INC. SHARE?	CAN YOU LIMIT THIS SHARING?
For our everyday business purposes—such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes—to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don't share
For our affiliates' everyday business purposes—information about your transactions and experiences	Yes	No
For our affiliates' everyday business purposes—information about your creditworthiness	No	We don't share
For nonaffiliates to market to you	No	We don't share

Questions?	Call 1-800-222-5852 or go to www.principalfunds.com/customer-support/contact-us

EE11865PFI-01

Page 2

Who we are	
Who is providing this notice?	Principal Funds, Inc. and Principal Funds Distributor, Inc.
What we do	
How does Principal Funds, Inc. protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does Principal Funds, Inc. collect my personal information?	We collect your personal information, for example, when you • Open an account or seek advice about your investments • Direct us to buy securities or make deposits, or withdrawals from your account • Give us your contact information or show your government issued ID We also collect your personal information from others, such as affiliates, or other companies.
Why can't I limit all sharing?	Federal law gives you the right to limit only • sharing for affiliates' everyday business purposes—information about your creditworthiness • affiliates from using your information to market to you • sharing for nonaffiliates to market to you State laws and individual companies may give you additional rights to limit sharing.
Definitions	
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. • Our affiliates include companies of Principal Financial Group®
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • Principal Funds, Inc. does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. • Principal Funds, Inc. doesn't jointly market.
Other important information	

EE11865PFI-01 | 01/2019

Financial Statements	1
Notes to Financial Statements	4
Schedules of Investments	8
Financial Highlights (includes performance information)	12
Shareholder Expense Example	14
Supplemental Information	15

Not FDIC or NCUA insured

May lose value • Not a deposit • No bank or credit union guarantee Not insured by any Federal government agency

Statement of Assets and Liabilities
Principal Funds, Inc.
April 30, 2019 (unaudited)

Amounts in thousands, except per share amounts		Money Market Fund
Investment in securities--at cost		$503,390
Assets
Investment in securities--at value		$503,390
Cash		16
Receivables:
Dividends and interest		233
Expense reimbursement from Manager		22
Expense reimbursement from Distributor		33
Fund shares sold		1,953
Other assets		26
	Total Assets	505,673
Liabilities
Accrued management and investment advisory fees		167
Accrued distribution fees		33
Accrued transfer agent fees		117
Accrued directors' expenses		2
Accrued professional fees		18
Accrued other expenses		53
Deposits from counterparty		–
Payables:
Dividends payable		836
Fund shares redeemed		1,336
	Total Liabilities	2,562
Net Assets Applicable to Outstanding Shares		$503,111
Net Assets Consist of:
Capital shares and additional paid-in-capital		$503,015
Total distributable earnings (accumulated loss)		96
	Total Net Assets	$503,111
Capital Stock (par value: $.01 per share):
Shares authorized		5,800,000
Net Asset Value Per Share:
Class A: Net Assets		$240,405
Shares Issued and Outstanding		240,360
Net Asset Value per share		$1.00
Maximum Offering Price		$1.00
Class J: Net Assets		$262,706
Shares Issued and Outstanding		262,655
Net Asset Value per share		$1.00	(a)

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

See accompanying notes.

1

Statement of Operations
Principal Funds, Inc.
Six Months Ended April 30, 2019 (unaudited)

Amounts in thousands	Money Market Fund
Net Investment Income (Loss)
Income:
Dividends		$257
Interest		6,144
	Total Income	6,401
Expenses:
Management and investment advisory fees		1,009
Distribution fees - Class J		199
Registration fees - Class A		23
Registration fees - Class J		16
Shareholder meeting expense - Class A		6
Shareholder meeting expense - Class J		6
Shareholder reports - Class A		27
Shareholder reports - Class J		58
Transfer agent fees - Class A		177
Transfer agent fees - Class J		150
Custodian fees		6
Directors' expenses		6
Professional fees		15
Other expenses		3
	Total Gross Expenses	1,701
Less: Reimbursement from Manager - Class A		127
Less: Reimbursement from Distributor - Class J		199
	Total Net Expenses	1,375
	Net Investment Income (Loss)	5,026
Net Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investment transactions		126
	Net Realized and Unrealized Gain (Loss) on Investments	126
	Net Increase (Decrease) in Net Assets Resulting from Operations$	5,152

See accompanying notes.

2

Statement of Changes in Net Assets
Principal Funds, Inc.
(unaudited)

Amounts in thousands			Money Market Fund
	Period Ended				Year Ended
	April 30, 2019				October 31, 2018
Operations
Net investment income (loss)			$5,026				$6,284
Net realized gain (loss) on investments .			126				33
Net change in unrealized appreciation/depreciation of investments			–				–
Net Increase (Decrease) in Net Assets Resulting from Operations			5,152				6,317

Dividends and Distributions to Shareholders
From net investment income and net realized gain on investments			(5,056)				(6,317)
	Total Dividends and Distributions		(5,056)				(6,317)

Capital Share Transactions
Net increase (decrease) in capital share transactions			13,433				(14,074)
	Total Increase (Decrease) in Net Assets		13,529				(14,074)

Net Assets
Beginning of period			489,582				503,656
End of period .			$503,111				$489,582

	Class A		Class C		Class J Institutional
Capital Share Transactions:
Period Ended April 30, 2019
Dollars:
Sold	$111,082		N/A $		80,782		N/A
Reinvested	2,408		N/A		2,567		N/A
Redeemed	(104,974)		N/A		(78,432)		N/A
Net Increase (Decrease)	$8,516		N/A $		4,917		N/A
Shares:
Sold	111,082		N/A		80,782		N/A
Reinvested	2,408		N/A		2,567		N/A
Redeemed	(104,974)		N/A		(78,432)		N/A
Net Increase (Decrease)	8,516		N/A		4,917		N/A
Year Ended October 31, 2018(a)
Dollars:
Sold	$ 194,918 $		1,698		$ 152,066		$10
Reinvested	3,057		32		3,109		1
Redeemed	(211,308)		(16,611)		(140,632)		(414)
Net Increase (Decrease)	$(13,333	) $	(14,881	) $	14,543		$(403)
Shares:
Sold	194,918		1,698		152,066		10
Reinvested	3,057		32		3,109		1
Redeemed	(211,308)		(16,611)		(140,632)		(414)
Net Increase (Decrease)	(13,333)		(14,881)		14,543		(403)

Distributions:
Period Ended April 30, 2019
From net investment income and net realized gain on investments	$(2,451)		N/A $		(2,605)		N/A
Total Dividends and Distributions	$(2,451)		N/A $		(2,605)		N/A
Year Ended October 31, 2018(a)
From net investment income and net realized gain on investments	$(3,116	) $	(44	) $	(3,156	) $	(1)
Total Dividends and Distributions	$(3,116	) $	(44	) $	(3,156	) $	(1)

(a) Class C and Institutional shares discontinued operations on March 23, 2018.

See accompanying notes.

3

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

1. Organization

Principal Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company and operates as a series fund in the mutual fund industry. The financial statements for Money Market Fund (the “fund”) are presented herein. The fund offers two classes of shares: Class A and Class J. Information presented in these financial statements pertain to Class J shares. Certain detailed information for the other class of shares is provided separately.

The fund is an investment company and applies specialized accounting and reporting under Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The fund has not provided financial support and is not contractually required to provide financial support to any investee.

Effective March 23, 2018, Money Market Fund Class C and Institutional Class shares were redeemed and discontinued operations.

All classes of shares represent interests in the same portfolio of investments and will vote together as a single class except where otherwise required by law or as determined by the Fund’s Board of Directors. In addition, the Board of Directors declares separate dividends on each class of shares.

2. Significant Accounting Policies

The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“U.S.GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the fund: Security Valuation. The fund qualifies as a retail money market fund and values its securities, other than holdings of publicly traded investment funds, at amortized cost, which approximates fair value, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Under the amortized cost method, a security is valued by applying a constant yield to maturity of the difference between the principal amount due at maturity and the cost of the security to the fund. Publicly traded investment funds are valued at the funds’ net asset value.

Income and Investment Transactions. The fund records investment transactions on a trade date basis. The identified cost basis has been used in determining the net realized gain or loss from investment transactions. Interest income is recognized on an accrual basis. The fund allocates all income and realized and unrealized gains or losses on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class.

The fund’s investments are with various issuers in various industries. The schedule of investments contained herein summarizes concentration of credit risk by issuer and industry.

Expenses. Expenses directly attributed to the fund are charged to the fund. Other expenses not directly attributed to the fund are apportioned among the registered investment companies managed by Principal Global Investors, LLC (“the Manager”).

The fund allocates all expenses (other than class-specific expenses) on a daily basis to each class of shares based upon the relative proportion of the number of settled shares outstanding of each class. Class-specific expenses charged to each class during the period ended April 30, 2019, are included separately in the statement of operations.

Distributions to Shareholders. The fund declares all net investment income and any net realized gains from investment transactions as dividends daily to settled shares of record as of that day. Dividends from net investment income and net realized gain from investments are determined in accordance with federal tax regulations, which may differ from U.S. GAAP.

Federal Income Taxes. No provision for federal income taxes is considered necessary because the fund intends to qualify as a “regulated investment company” under the Internal Revenue Code and intends to distribute each year substantially all of its net investment income and realized capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the fund’s tax returns to determine whether it is “more likely than not” that each tax position would be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more likely than not threshold would be recorded as a tax benefit or expense in the current year. During the period ended April 30, 2019, the fund did not record any such tax benefit or expense in the accompanying financial statements. The statute of limitations remains open for the fiscal years from 2015 – 2017.

4

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

2. Significant Accounting Policies (continued)

Recent Accounting Pronouncements. In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement, which amends and eliminates certain disclosure requirements for fair value as part of its framework project. The ASU is effective for annual and interim periods beginning after December 15, 2019. The early adoption of the removal or modification of disclosures and delay of adoption of the additional disclosures is permitted. As of October 31, 2018, the fund has adopted the removal and modification of applicable disclosures.

In March 2017, the Financial Accounting Standards Board issued ASU No. 2017-08, Premium Amortization on Purchased Callable Debt Securities, which amends the accounting standards to shorten the amortization period of certain purchased callable debt securities to the earliest call date. The ASU is effective for annual and interim periods beginning after December 15, 2018. The fund will adopt the new amendments for periods beginning after December 15, 2018.

3. Operating Policies

Borrowings. Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund and other registered investment companies managed by the Manager may participate in an interfund lending facility (“Facility”). The Facility allows the fund to borrow money from or loan money to the other participants. Loans under the Facility are made to handle unusual and/or unanticipated short-term cash requirements. Interest paid and received on borrowings is the average of the current repurchase agreement rate and the bank loan rate (the higher of (i) the Federal Funds Rate or (ii) the One Month London Interbank Offered Rate (“LIBOR”) rate plus 1.00%). During the period ended April 30, 2019, the fund did not borrow from or loan to the Facility.

In addition, the fund participates with other registered investment companies managed by the Manager in an unsecured joint line of credit with a bank, which allows the participants to borrow up to $100 million, collectively. Borrowings are made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participant, based on its borrowings, at a rate equal to the higher of the Federal Funds Rate or the LIBOR rate plus 1.00%. Additionally, a commitment fee is charged at an annual rate of 0.15% on the amount of the line of credit which is allocated to each participating fund based on average net assets. The fund did not borrow against the line of credit during the period ended April 30, 2019.

Indemnification. Under the Fund’s by-laws, present and past officers, directors and employees are indemnified against certain liabilities arising out of the performance of their duties. In addition, in the normal course of business, the Fund may enter into a variety of contracts that may contain representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

Repurchase Agreements. The fund may invest in repurchase agreements that are fully collateralized, typically by U.S. government or U.S. government agency securities. It is the fund’s policy that its custodian takes possession of the underlying collateral securities. The fair value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of default on the obligation to repurchase, the fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event the seller of a repurchase agreement defaults, the fund could experience delays in the realization of the collateral.

4. Fair Valuation

Fair value is defined as the price that the fund would receive upon selling a security in a timely transaction to an independent buyer in the principal or most advantageous market of the security at the measurement date. In determining fair value, the fund may use one or more of the following approaches: market, income and/or cost. A hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the fund. Unobservable inputs are inputs that reflect the fund’s own estimates about the estimates market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

5

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

4. Fair Valuation (continued)

The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Quoted prices are available in active markets for identical securities as of the reporting date. The type of securities included inLevel 1 includes listed equities and listed derivatives.

Level 2 – Other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.). Investments which are generally included in this category include certain foreign equities, corporate bonds, senior floating rate interests, municipal bonds, and U.S. Government and Government Agency Obligations.

Level 3 – Significant unobservable inputs (including the fund’s assumptions in determining the fair value of investments). Investments which are generally included in this category include certain common stocks, corporate bonds, mortgage backed securities or senior floating rate interests.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the market place, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised by the fund in determining fair value is greatest for instruments categorized in Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Fair value is a market based measure considered from the perspective of a market participant who holds the asset rather than an entity specific measure. Therefore, even when market assumptions are not readily available, the fund’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date. The fund uses prices and inputs that are current as of the measurement date, when available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those instruments. For example, short-term securities held in the fund are valued using amortized cost, as permitted under Rule 2a-7 of the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of these securities, but because the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

As of April 30, 2019, all of the fund’s investments were valued based on Level 2 inputs, with the exception of publicly traded investment funds, which are based on Level 1 inputs.

5. Management Agreement and Transactions with Affiliates

The fund has agreed to pay investment advisory and management fees to the Manager computed at an annual percentage rate of the fund’s average daily net assets. The annual rates used in this calculation for the fund are as follows:

			Net Assets of Fund
	First	Next	Next	Next	Next	Over
	$500 million	$500 million	$500 million	$500 million	$1 billion	$3 billion
Money Market Fund	.40%	.39%	.38%	.37%	.36%	.35%

Class A shares of the fund reimburse Principal Shareholder Services, Inc. (the “Transfer Agent”) (wholly owned by the Manager) for transfer agent services. Class J shares pay the Transfer Agent a fee for the services provided in an amount that includes a profit.

The Manager has contractually agreed to limit the fund’s expenses on certain share classes. The reductions and reimbursements are in amounts that maintain total operating expenses at or below certain limits. The limits are expressed as a percentage of average daily net assets attributable to each respective class, on an annualized basis, during the reporting period.

	Period from November 1, 2018 through April 30, 2019
	Class A	Class J	Expiration
Money Market Fund	.50%	.65%	February 29, 2020

6

Notes to Financial Statements
Principal Funds, Inc.
April 30, 2019 (unaudited)

5. Management Agreement and Transactions with Affiliates (continued)

The Manager has voluntarily agreed to limit the Fund’s expenses for all classes of shares to the extent necessary to maintain a minimum yield. The voluntary expense limit may be terminated at any time.

Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Manager and are settled periodically.

Distribution Fees. Class J shares of the fund bear distribution fees. The fee is computed at an annual rate of the average daily net assets attributable to each class of the fund. Distribution fees are paid to Principal Funds Distributor, Inc. (“the Distributor”) (an affiliate of the Manager), the principal distributor of the fund. A portion of the distribution fees may be paid to other selling dealers for providing certain services. The annual rate is .15% of the average daily net assets for Class J shares.

The Distributor has contractually agreed to limit the fund’s distribution fees attributable to Class J shares. This waiver will reduce the distribution fees by .15%. The expense limit expires February 29, 2020.

Amounts owed to the fund under the terms of the expense limitation agreements are reflected in the statement of assets and liabilities as expense reimbursement from Distributor and are settled periodically.

Chief Compliance Officer Expenses. The fund pays certain expenses associated with the Chief Compliance Officer (“CCO”). This expense is allocated based on the relative net assets of each fund and is shown on the statement of operations.

Sales Charges. The Distributor receives proceeds of any contingent deferred sales charge (“CDSC”) on certain Class A and Class J share redemptions. The charge for Class A shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 12 months of purchase that were sold originally without a sales charge. The charge for Class J shares is 1.00% of the lesser of current market value or the cost of shares redeemed within 18 months of purchase. The aggregate amounts of these charges retained by the Distributor for the period ended April 30, 2019, were approximately $32,000 for Class J shares.

6. Federal Tax Information

Distributions to Shareholders. The federal income tax character of distributions paid for the periods ended April 30, 2019 and October 31, 2018 were as follows (amounts in thousands):

	Ordinary Income
	2019	2018
Money Market Fund	$5,056	$6,317

Distributable Earnings. As of October 31, 2018, there were no distributable earnings on a federal tax basis.

Capital Loss Carryforwards. For federal income tax purposes, capital loss carryforwards are losses that can be used to offset future capital gains although it is unlikely the Fund will recognize future capital gains. At October 31, 2018, the fund had no net capital loss carryforwards.

Late-Year Losses. A regulated investment company may elect to treat any portion of its qualified late-year loss as arising on the first day of the next taxable year. Qualified late-year losses are certain capital and ordinary losses which occur during the portion of the Fund’s taxable year subsequent to October 31 and December 31, respectively. For the taxable year ended October 31, 2018, the fund does not intend to defer any late-year losses.

Reclassification of Capital Accounts. The fund may record reclassifications in its capital accounts. These reclassifications have no impact on the total net assets of the fund. The reclassifications are a result of permanent differences between U.S. GAAP and tax accounting. Adjustments are made to reflect the impact these items have on current and future distributions to shareholders. Therefore, the source of the fund’s distributions may be shown in the accompanying statement of changes in net assets as from net investment income and net realized gains on investments or from capital depending on the type of book and tax differences that exist. For the year ended October 31, 2018, the fund did not record any reclassifications.

7. Subsequent Events

Management has evaluated events and transactions that have occurred through the date the financial statements were issued that would merit recognition or disclosure in the financial statements. There were no items requiring adjustment of the financial statements or additional disclosure.

7

Schedule of Investments Money Market Fund April 30, 2019 (unaudited)

INVESTMENT COMPANIES - 4.14%	Shares Held Value (000's)			Principal
Money Market Funds - 4.14%			MUNICIPAL BONDS (continued)	Amount (000’s) Value (000’s)
DWS Government Money Market Series 2.51%(a)	5,920,000	$5,920	Maryland - 1.57%
Goldman Sachs Government Fund 2.46%(a)	4,920,000	4,920	City of Baltimore MD (credit support from State
Morgan Stanley Institutional Liquidity Funds -	5,430,000	5,430	Street Bank)
Government Portfolio 2.42%(a)			2.42%, 05/07/2019(c),(d)	$7,915	$7,915
STIT - Government & Agency Portfolio 2.43%(a)	4,570,000	4,570	TOTAL MUNICIPAL BONDS		$30,155
		$20,840		Principal
TOTAL INVESTMENT COMPANIES		$20,840	COMMERCIAL PAPER - 75.87%	Amount (000's) Value (000's)
	Principal		Aerospace & Defense - 1.17%
BONDS - 7.70%	Amount (000's) Value (000's)		General Dynamics Corp
Automobile Asset Backed Securities - 2.43%			2.46%, 05/16/2019(b)	$3,200	$3,197
Americredit Automobile Receivables Trust 2019-1			2.46%, 05/23/2019(b)	2,700	2,696
2.66%, 03/18/2020	$1,895	$1,895			$5,893
Capital Auto Receivables Asset Trust 2018-2			Agriculture - 4.17%
2.70%, 11/20/2019(b)	301	300	Archer-Daniels-Midland Co
Drive Auto Receivables Trust 2019-1			2.45%, 05/07/2019(b)	3,600	3,599
2.78%, 01/15/2020	795	795	2.50%, 05/13/2019(b)	3,000	2,997
Enterprise Fleet Financing 2019-1 LLC			2.50%, 05/31/2019(b)	3,000	2,994
2.70%, 03/23/2020(b)	3,252	3,252	Philip Morris International Inc
Ford Credit Auto Lease Trust			2.43%, 05/06/2019(b)	2,000	1,999
2.45%, 10/15/2019	137	137	2.44%, 05/07/2019(b)	2,500	2,499
Santander Drive Auto Receivables Trust 2019-1			2.46%, 05/01/2019(b)	6,900	6,900
2.72%, 02/18/2020	2,284	2,284			$20,988
Santander Retail Auto Lease Trust 2019-A			Automobile Manufacturers - 2.34%
2.62%, 04/20/2020(b)	2,056	2,056	American Honda Finance Corp (credit support
World Omni Auto Receivables Trust 2019-A			from Honda Motor Company)
2.73%, 02/18/2020	1,070	1,070	2.53%, 05/22/2019(d)	4,000	3,994
World Omni Select Auto Trust 2018-1			Toyota Financial Services de Puerto Rico
2.78%, 11/15/2019(b)	417	417	Inc (credit support from Toyota Financial
		$12,206	Services)
Diversified Financial Services - 3.54%			2.49%, 05/07/2019(d)	3,800	3,798
Corporate Finance Managers Inc			2.49%, 05/09/2019(d)	4,000	3,998
2.48%, 05/07/2019(c)	790	790			$11,790
MetLife Inc			Banks - 20.19%
2.93%, 08/16/2019	9,000	9,000	Barclays Bank PLC
New York Life			2.50%, 05/31/2019(b),(e)	3,500	3,493
2.74%, 07/22/2019	8,000	8,000	2.50%, 06/03/2019(e)	3,600	3,592
		$17,790	2.54%, 05/23/2019(b),(e)	3,000	2,995
Other Asset Backed Securities - 1.73%			CAFCO LLC
CNH Equipment Trust 2019-A			2.50%, 05/24/2019(b)	3,000	2,995
2.75%, 02/28/2020	1,340	1,340	2.55%, 06/20/2019(b)	3,600	3,587
Dell Equipment Finance Trust 2019-1			Credit Suisse AG/New York NY
2.65%, 04/22/2020(b)	3,300	3,300	2.48%, 06/20/2019	3,500	3,488
DLL 2019-1 LLC			Manhattan Asset Funding Co LLC
2.66%, 04/20/2020(b)	2,300	2,300	2.45%, 05/03/2019(b)	3,000	3,000
MMAF Equipment Finance LLC 2019-A			2.47%, 05/09/2019(b)	2,771	2,770
2.66%, 04/10/2020(b)	1,772	1,772	2.50%, 05/02/2019(b)	3,400	3,400
		$8,712	2.50%, 05/06/2019(b)	2,000	1,999
TOTAL BONDS		$38,708	2.50%, 05/20/2019(b)	730	729
	Principal		Mitsubishi UFJ Trust & Banking Corp/NY
MUNICIPAL BONDS - 5.99%	Amount (000's) Value (000's)		2.55%, 05/30/2019(b)	3,000	2,994
Colorado - 2.99%			2.56%, 07/19/2019(b)	3,500	3,480
City of Colorado Springs CO Utilities System			2.60%, 05/14/2019(b)	4,480	4,476
Revenue (credit support from Mizuho Corp Bank			Mizuho Bank Ltd/New York NY
LTD)			2.49%, 06/11/2019(b)	2,700	2,692
2.45%, 05/07/2019(c),(d)	$7,000	$7,000	2.50%, 06/13/2019(b)	3,000	2,991
Colorado Housing & Finance Authority (credit			2.55%, 05/10/2019(b)	2,500	2,498
support from Federal Home Loan Bank)			Natixis SA/New York NY
2.53%, 05/07/2019(c),(d)	7,510	7,510	2.56%, 06/18/2019	3,000	2,990
County of Kit Carson CO (credit support from			2.57%, 05/03/2019	3,500	3,500
Wells Fargo)			Oversea-Chinese Banking Corp Ltd
2.45%, 05/07/2019(c),(d)	530	530	2.55%, 07/05/2019(b),(e)	3,100	3,086
		$15,040	Sheffield Receivables Co LLC
Illinois - 1.43%			2.51%, 07/01/2019(b)	2,120	2,111
Memorial Health System/IL (credit support from			2.53%, 05/23/2019(b)	3,700	3,694
JPMorgan Chase & Co)			2.55%, 05/16/2019(b)	3,000	2,997
2.45%, 05/07/2019(c),(d)	7,200	7,200	Skandinaviska Enskilda Banken AB
			2.50%, 05/13/2019(b),(e)	2,000	1,998
			2.53%, 05/22/2019(b),(e)	3,500	3,495
			2.53%, 05/29/2019(b),(e)	3,500	3,493

See accompanying notes.

8

Schedule of Investments Money Market Fund April 30, 2019 (unaudited)

	Principal			Principal
COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)		COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)
Banks (continued)			Diversified Financial Services (continued)
Societe Generale SA			Nationwide Building Society
2.55%, 06/05/2019(b),(e)	$3,000	$2,993	2.47%, 05/23/2019(b)	$3,000	$2,995
Standard Chartered Bank/New York			2.72%, 05/22/2019(b)	3,500	3,494
2.54%, 08/26/2019(b)	3,000	2,975	2.77%, 05/10/2019(b)	3,500	3,498
Toronto-Dominion Bank/The			Nieuw Amsterdam Receivables Corp
2.51%, 05/21/2019(b),(e)	4,000	3,994	2.51%, 05/09/2019(b)	3,000	2,998
2.52%, 05/20/2019(b),(e)	3,500	3,495	2.52%, 05/08/2019(b)	3,800	3,798
2.52%, 05/29/2019(b),(e)	3,500	3,493	2.53%, 07/05/2019(b)	2,250	2,240
United Overseas Bank Ltd			2.54%, 07/01/2019(b)	3,000	2,987
2.54%, 06/21/2019(b),(e)	3,100	3,089	Ontario Teachers' Finance Trust (credit support
2.54%, 06/26/2019(b),(e)	3,000	2,988	from Ontario Teachers’ Pension Plan Board)
		$101,570	2.50%, 05/06/2019(b),(d)	3,000	2,999
Beverages - 0.56%			Regency Markets No. 1 LLC
Brown-Forman Corp			2.50%, 05/08/2019(b)	4,000	3,998
2.53%, 05/07/2019(b)	2,800	2,799	2.50%, 05/15/2019(b)	3,664	3,660
Chemicals - 2.20%			2.50%, 05/16/2019(b)	3,600	3,596
BASF SE					$121,985
2.50%, 05/15/2019(b)	4,460	4,456	Electric - 2.28%
2.50%, 05/16/2019(b)	3,600	3,596	Engie SA
2.50%, 06/27/2019(b)	3,000	2,988	2.51%, 06/04/2019(b)	3,000	2,993
		$11,040	2.56%, 05/10/2019(b)	3,500	3,498
Computers - 1.29%			2.61%, 05/15/2019(b)	3,500	3,496
International Business Machines Corp			NSTAR Electric Co
2.52%, 05/28/2019(b)	3,500	3,494	2.45%, 05/02/2019	1,000	1,000
2.58%, 08/20/2019(b)	3,000	2,976	2.46%, 05/03/2019	500	500
		$6,470			$11,487
Diversified Financial Services - 24.25%			Gas - 2.32%
Anglesea Funding LLC			ONE Gas Inc
2.46%, 05/01/2019(b)	3,500	3,500	2.47%, 05/13/2019(b)	6,200	6,195
2.54%, 05/02/2019(b)	870	870	2.47%, 05/15/2019(b)	3,500	3,496
Citigroup Global Markets Inc			2.47%, 05/16/2019(b)	2,000	1,998
2.53%, 07/25/2019(b)	3,600	3,579			$11,689
CME Group Inc			Healthcare - Services - 1.59%
2.44%, 05/09/2019(b)	2,000	1,999	UnitedHealth Group Inc
2.45%, 05/01/2019(b)	9,050	9,050	2.56%, 05/08/2019(b)	3,500	3,498
Collateralized Commercial Paper II Co LLC			2.58%, 05/17/2019(b)	1,020	1,019
2.58%, 07/02/2019(b)	3,500	3,484	2.58%, 05/21/2019(b)	3,500	3,495
CRC Funding LLC					$8,012
2.47%, 05/10/2019(b)	3,000	2,998	Holding Companies - Diversified - 0.82%
2.50%, 06/13/2019(b)	1,500	1,496	Koch Industries Inc
DCAT LLC			2.44%, 05/06/2019	4,100	4,099
2.49%, 05/22/2019	1,050	1,049	Insurance - 2.58%
2.50%, 05/23/2019	3,000	2,995	Nationwide Life Insurance Co
2.52%, 06/17/2019	3,500	3,489	2.48%, 05/17/2019(b)	3,500	3,496
2.55%, 05/31/2019	2,800	2,794	Prudential Financial Inc
Gotham Funding Corp			2.50%, 05/03/2019(b)	4,000	4,000
2.51%, 05/03/2019(b)	3,700	3,700	2.50%, 05/07/2019(b)	2,500	2,499
2.51%, 05/24/2019(b)	3,300	3,295	2.50%, 05/14/2019(b)	3,000	2,997
2.52%, 05/10/2019(b)	2,500	2,498			$12,992
2.54%, 05/21/2019(b)	3,000	2,996	Machinery - Construction & Mining - 1.80%
Intercontinental Exchange Inc			Caterpillar Financial Services Corp (credit
2.54%, 06/13/2019(b)	3,000	2,991	support from Caterpillar Inc)
2.54%, 07/02/2019(b)	3,500	3,485	2.50%, 05/24/2019(d)	3,000	2,995
2.56%, 05/13/2019(b)	3,800	3,797	2.53%, 06/20/2019(d)	3,100	3,089
JP Morgan Securities LLC			2.55%, 06/03/2019(d)	3,000	2,993
2.55%, 05/17/2019	3,500	3,496			$9,077
2.80%, 05/01/2019	4,000	4,000	Machinery - Diversified - 0.71%
Liberty Street Funding LLC			John Deere Capital Corp
2.51%, 06/10/2019(b)	3,500	3,490	2.49%, 07/03/2019(b)	3,600	3,584
2.55%, 05/28/2019(b)	3,500	3,493
Longship Funding LLC			Miscellaneous Manufacturers - 0.62%
2.51%, 05/02/2019(b)	3,800	3,800	Illinois Tool Works Inc
2.51%, 05/14/2019(b)	790	789	2.52%, 06/06/2019(b)	3,100	3,092
2.52%, 06/07/2019(b)	3,100	3,092	Oil & Gas - 2.38%
National Rural Utilities Cooperative Finance Corp			BP Capital Markets PLC (credit support from BP
2.47%, 05/14/2019	3,500	3,497	Amoco PLC)
			2.64%, 07/05/2019(b),(d)	2,000	1,990

See accompanying notes.

9

Schedule of Investments Money Market Fund April 30, 2019 (unaudited)

	Principal		Portfolio Summary (unaudited)
COMMERCIAL PAPER (continued)	Amount (000’s) Value (000’s)		Sector	Percent
Oil & Gas (continued)			Financial	57.75%
Total Capital SA (credit support from Total SA)			Consumer, Non-cyclical	7.01%
2.50%, 05/01/2019(b),(d)	$10,000	$10,000	Insured	5.99%
		$11,990	Utilities	4.60%
Oil & Gas Services - 0.60%			Industrial	4.30%
Schlumberger Investment SA			Asset Backed Securities	4.16%
2.47%, 05/02/2019(b)	3,000	3,000	Money Market Funds	4.14%
Pharmaceuticals - 0.69%			Energy	2.98%
Sanofi			Communications	2.48%
2.48%, 06/14/2019(b)	3,500	3,489	Consumer, Cyclical	2.34%
			Basic Materials	2.20%
REITs- 0.83%			Technology	1.29%
Simon Property Group LP			Diversified	0.82%
2.48%, 05/06/2019(b)	4,170	4,169	Other Assets and Liabilities	(0.06)%
Telecommunications - 2.48%			TOTAL NET ASSETS	100.00%
Telstra Corp Ltd
2.55%, 05/09/2019(b)	3,500	3,498
2.59%, 05/02/2019(b)	3,000	3,000
2.63%, 06/11/2019(b)	3,000	2,991
2.67%, 07/16/2019(b)	3,000	2,983
		$12,472
TOTAL COMMERCIAL PAPER		$381,687
	Maturity
REPURCHASE AGREEMENTS - 6.36%	Amount (000's) Value (000's)
Banks- 6.36%
Barclays Capital Repurchase Agreement; 2.75%	$16,001	$16,000
dated 04/30/2019 maturing 05/01/2019
(collateralized by US Government Security;
$16,320,064; 3.00%; dated 02/15/2047)
Merrill Lynch Repurchase Agreement; 2.75%	16,001	16,000
dated 04/30/2019 maturing 05/01/2019
(collateralized by US Government
Securities; $16,320,017; 1.12%-1.62%; dated
12/31/2019-11/15/2022)
		$32,000
TOTAL REPURCHASE AGREEMENTS		$32,000
Total Investments		$503,390
Other Assets and Liabilities - (0.06)%		(279)
TOTAL NET ASSETS - 100.00%		$503,111

(a)	Current yield shown is as of period end.
(b)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.At the end of the period, the value of these securities totaled $333,728 or 66.33% of net assets.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description. Rate shown is the rate in effect as of period end.
(d)	Credit support indicates investments that benefit from credit enhancement or liquidity support provided by a third party bank, institution, or government agency.
(e)	Security issued by foreign bank and denominated in USD.

See accompanying notes.

10

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				Financial Highlights
Principal Funds, Inc.
(unaudited)

Selected data for a share of Capital Stock outstanding throughout each year ended October 31:

				Total From
		Net Asset Value,	Net Investment	Investment	Dividends from Net	Total Dividends and	Net Asset Value,
		Beginning of Period	Income (Loss)(a)	Operations	Investment Income	Distributions	End of Period
MONEY MARKET FUND
Class J shares
2019	(c)	$1.00	$0.01	$0.01	($0.01)	($0.01)	$1.00
2018		1.00	0.01	0.01	(0.01)	(0.01)	1.00
2017		1.00	–	–	–	–	1.00
2016		1.00	–	–	–	–	1.00
2015		1.00	–	–	–	–	1.00
2014		1.00	–	–	–	–	1.00

See accompanying notes.

12

			Financial Highlights (Continued)
Principal Funds, Inc.
(unaudited)

			Ratio of Expenses to Average		Ratio of Gross Expenses to		Ratio of Net Investment Income
Total Return		Net Assets, End of Period (in thousands)	Net Assets		Average Net Assets(b)		to Average Net Assets

0.98%(d),(e)		$262,706	0.59	%(f)	0.74	%(f)	1.95	%(f)
1.29	(e)	257,738	0.59		0.74		1.28
0.48	(e)	243,195	0.58		0.73		0.43
0.00	(e)	268,364	0.50		0.76		0.00
0.00	(e)	254,240	0.20		0.83		0.00
0.00	(e)	249,914	0.17		0.82		0.00

(a)	Calculated based on average shares outstanding during the period.
(b)	Excludes expense reimbursement from Manager and/or Distributor.
(c)	Six months ended April 30, 2019.
(d)	Total return amounts have not been annualized.
(e)	Total return is calculated without the contingent deferred sales charge.
(f)	Computed on an annualized basis.

See accompanying notes.

13

Shareholder Expense Example
Principal Funds, Inc.
April 30, 2019 (unaudited)

As a shareholder of Principal Funds, Inc., you incur two types of costs: (1) transaction costs (for Class J shares), including sales charges on purchase payments and contingent deferred sales charges; and (2) ongoing costs, including management fees; distribution fees; and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Principal Funds, Inc. and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2018 to April 30, 2019), unless otherwise noted.

Actual Expenses

The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period. An annual fee of $15.00 or $30.00 may apply to IRA and 403(b) accounts, respectively. These fees are not included in the table below. If they were, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second section of the table below provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in Principal Funds, Inc. and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges on purchase payments, contingent deferred sales charges, redemption fees or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		Actual				Hypothetical
			Expenses Paid				Expenses Paid
	Beginning		During Period		Beginning		During Period
	Account	Ending Account	November 1,		Account Value	Ending Account	November 1,		Annualized
	Value November	Value April 30,	2018 to April 30,		November 1,	Value April 30,	2018 to April 30,		Expense
	1, 2018	2019	2019	(a)	2018	2019	2019	(a)	Ratio
Money Market Fund
Class J	$1,000.00	$1,009.76	$2.94		$1,000.00	$1,021.87	$2.96		0.59%

(a)	Expenses are equal to a fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

14

FUND DIRECTORS AND OFFICERS

Under Maryland law, a Board of Directors oversees the Fund. The Directors have financial or other relevant experience and meet several times during the year to review contracts, Fund activities and the quality of services provided to the Fund. Each director also has the same position with Principal Variable Contracts Funds, Inc. and Principal Exchange-Traded Funds which are also sponsored by Principal Life Insurance Company. Each director holds office for an indefinite term or until reaching age 72. Directors considered to be “interested persons” as defined in the Investment CompanyAct of 1940, as shown below are considered to be interested because of an affiliation with the Manager and Principal Life Insurance Company.

The following directors are considered not to be “interested persons” as defined in the 1940 Act

			Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Elizabeth Ballantine	Principal, EBA Associates	131	Durango Herald, Inc.;
Director since 2004			McClatchy Newspapers, Inc.
Member, Nominating and Governance
Committee
1948

Leroy T. Barnes, Jr.	Retired.	131	McClatchy Newspapers, Inc.;
Director since 2012			Frontier Communications,
Member, Audit Committee			Inc.; formerly, Herbalife Ltd.
1951

Craig Damos	President, C.P. Damos Consulting LLC	131	None
Director since 2008
Member, Audit Committee Member,
15(c) Committee
1954

Mark A. Grimmett	Formerly, Executive Vice President and CFO, Merle	131	None
Lead Independent Director since 2011	Norman Cosmetics, Inc.
Director since 2004
Member, Nominating and Governance
Committee
Member, 15(c) Committee
Member, Executive Committee
1960

Fritz S. Hirsch	Formerly, CEO, MAM USA	131	MAM USA
Director since 2005
Member, Operations Committee
Member, 15(c) Committee
1951

Tao Huang	Retired.	131	Armstrong World Industries,
Director since 2012			Inc. and Equity Lifestyle
Member, Operations Committee			Properties, Inc.
Member, 15(c) Committee
1962

Karen (“Karrie”) McMillan	Managing Director, Patomak Global Partners, LLC.	131	None
Director since 2014	Formerly, General Counsel, Investment Company
Member, Operations Committee	Institute
1961

Elizabeth A. Nickels	Formerly, Executive Director, Herman Miller	131	SpartanNash; formerly:
Director since 2015	Foundation; Formerly President, Herman Miller		Charlotte Russe; Follet
Member, Audit Committee	Healthcare		Corporation; PetSmart;
1962			Spectrum Health Systems

Mary M. (“Meg”) VanDeWeghe	CEO and President, Forte Consulting, Inc.	131	Denbury Resources Inc.
Director since 2018			and Helmerich & Payne;
Member, Operations Committee			Formerly: Brown Advisory;
1959			B/E Aerospace; WP Carey;
			Nalco (and its successor
			Ecolab)

15

The following directors are considered to be “interested persons” as defined in the 1940 Act, because of an affiliation with the Manager and Principal Life.

Other
Name,		Number of Portfolios	Directorships
Position Held with the Fund,	Principal Occupation(s)	in Fund Complex	Held by Director
Year of Birth	During past 5 years	Overseen by Director	During Past 5 Years
Michael J. Beer	Chief Executive Officer, Principal Funds	131	None
Director since 2012	Distributor, Inc. (“PFD”) since 2015
President, Chief Executive Officer	Executive Director – Funds, Principal Global
Member, Executive Committee	Investors, LLC (“PGI”) since 2017
1961	Director, PGI since 2017
Director, PFD since 2015
Vice President/Mutual Funds and Broker Dealer,
Principal Life Insurance Company (“PLIC”) (2001-
2014)
Vice President/Chief Operating Officer,
Principal Funds, PLIC (2014-2015)
Executive Director, Principal Funds &
Trust, PLIC since 2015
Director, Principal Management
Corporation, (“PMC”) (2006-2015)
President & Chief Executive Officer, PMC (2015-
2017)
Executive Vice President/Chief Operating Officer,
PMC (2008-2015)
Chair, PMC (2015-2017)
Director, Principal Securities, Inc. (“PSI”) (2005-
2015)
President, PSI (2005-2015)
Director, Principal Shareholder Services (“PSS”)
(2007-2015)
Chairman, PSS since 2015
President, PSS (2007-2015)
Executive Vice President, PSS since 2015

Timothy M. Dunbar	Director, PGI since 2018	131	None
Director since 2019	President, Principal Global Asset Management, PGI,
1957	PLIC, Principal Financial Services, Inc. (“PFSI”),
and Principal Financial Group (“PFG”) since 2018
Chair/Executive Vice President, RobustWealth, Inc.
since 2018
Director, Post Advisory Group, LLC (“Post”) since
2018
Executive Vice President/Chief Investment Officer,
PLIC, PFSI and PFG (2014-2018)

Patrick Halter	Chief Executive Officer and President, PGI since	131	None
Director since 2017	2018
Member, Executive Committee	Chief Operating Officer, PGI (2017-2018)
1959	Chair, PGI since 2018
Director, PGI (2003-2018)
Director, Finisterre Capital LLP since 2018
Director, Origin Asset Management LLP since 2018
Chair, Post since 2017
Chief Executive Officer, Principal Real Estate
Investors, LLC (“PREI”) since 2005
Chair, PREI since 2004
Chair, Spectrum Asset Management, Inc. since 2017

Correspondence intended for each Director who is other than an Interested Director may be sent to 655 9th Street, Des Moines, IA 50392.

16

The following table presents officers of the Funds.

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Randy L. Bergstrom	Counsel, PGI
Assistant Tax Counsel	Counsel, PLIC
Des Moines, IA 50392
1955

Jennifer A. Block	Vice President and Counsel (2017-2018)
Deputy Chief Compliance Officer	Assistant Counsel (2010-2017)
Des Moines, IA 50392	Assistant Secretary (2015-2018)
1973	Counsel, PGI (2017-2018)
Counsel, PLIC (2009-2018)
Counsel, PMC (2009-2013, 2014-2017)

Tracy Bollin	Managing Director, PGI since 2016
Chief Financial Officer	Chief Operating Officer, PMC (2015-2017)
Des Moines, IA 50392	Chief Financial Officer, PFA (2010-2015)
1970	Senior Vice President, PFD since 2015
Chief Financial Officer, PFD (2010-2016)
Senior Vice President, PMC (2015–2017)
Chief Financial Officer, PMC (2010-2015)
Director, PMC (2014–2017)
Chief Financial Officer, PSI (2010-2015)
Director, PSS since 2014
President, PSS since 2015
Chief Financial Officer, PSS (2010-2015)

Gina L. Graham	Vice President/Treasurer, PFA since 2016
Treasurer	Vice President/Treasurer, PFD since 2016
Des Moines, IA 50392	Vice President/Treasurer, PGI since 2016
1965	Vice President/Treasurer, PLIC since 2016
Vice President/Treasurer, PMC (2016-2017)
Vice President/Treasurer, PREI since 2016
Vice President/Treasurer, PSI since 2016
Vice President/Treasurer, PSS since 2016

Laura B. Latham	Counsel, PGI since 2018
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1986

Diane K. Nelson	Chief Compliance Officer/AML Officer, PSS since
AML Officer	2015
Des Moines, IA 50392	Compliance Advisor, PMC (2013-2015)
1965

Sara L. Reece	Director - Accounting, PLIC since 2015
Vice President and Controller	Assistant Financial Controller, PLIC prior to 2015
Des Moines, IA 50392
1975

Teri R. Root	Interim Chief Compliance Officer (2018)
Chief Compliance Officer	Deputy Chief Compliance Officer (2015-2018)
Des Moines, IA 50392	Deputy Chief Compliance Officer, PGI (2017-2018)
1979	Vice President and Chief Compliance Officer, PMC
(2015–2017)
Vice President, PSS since 2015

Britney L. Schnathorst	Counsel, PLIC since 2013
Assistant Counsel and Assistant	Prior thereto, Attorney in Private Practice
Secretary
Des Moines, IA 50392
1981

Adam U. Shaikh	Assistant General Counsel, PGI since 2018
Assistant Counsel	Counsel, PGI (2017-2018)
Des Moines, IA 50392	Counsel, PLIC since 2006
1972	Counsel, PMC (2007-2013, 2014-2017)

John Sullivan	Counsel, PGI since 2019
Assistant Counsel and Assistant Secretary	Prior thereto, Attorney in Private Practice
Des Moines, IA 50392
1970

17

Name,
Position Held with the Fund,	Principal Occupation(s)
Address, and Year of Birth	During past 5 years
Dan Westholm	Assistant Vice President/Treasurer, PGI since 2017
Assistant Treasurer	Assistant Vice President/Treasury, PFA since 2013
Des Moines, IA 50392	Assistant Vice President/Treasury, PFD since 2013
1966	Assistant Vice President/Treasury, PLIC since 2014
Director – Treasury, PLIC (2007-2014)
Assistant Vice President/Treasury, PMC (2013-
2017)
Assistant Vice President/Treasury, PSI since 2013
Assistant Vice President/Treasury, PSS since 2013

Beth Wilson	Director and Secretary – Funds, PLIC
Vice President and Secretary
Des Moines, IA 50392
1956

Clint Woods	Of Counsel (2017-2018)
Counsel, Vice President, and	Vice President (2016-2017)
Assistant Secretary	Counsel (2015-2017)
Des Moines, IA 50392	Vice President, PLIC since 2015
1961	Associate General Counsel, Governance Officer, and
Assistant Corporate Secretary, PLIC since 2013

Jared Yepsen	Counsel, PGI since 2017
Assistant Tax Counsel	Counsel, PLIC since 2015
Des Moines, IA 50392	Senior Attorney, Transamerica Life Insurance
1981	Company (2013-2015)

The 15(c) Committee’s primary purpose is to assist the Board in performing the annual review of the Fund’s advisory and sub-advisory agreements pursuant to Section 15(c) of the 1940 Act. The Committee responsibilities include requesting and reviewing materials.

The Audit Committee’s primary purpose is to assist the Board in fulfilling certain of its responsibilities. The Audit Committee serves as an independent and objective party to monitor the Fund Complex’s accounting policies, financial reporting and internal control system, as well as the work of the independent registered public accountants. The Audit Committee assists Board oversight of 1) the integrity of the Fund Complex’s financial statements; 2) the Fund Complex’s compliance with certain legal and regulatory requirements; 3) the independent registered public accountants’qualifications and independence; and 4) the performance of the Fund Complex’s independent registered public accountants. The Audit Committee also provides an open avenue of communication among the independent registered public accountants, the Manager’s internal auditors, Fund Complex management, and the Board.

The Executive Committee’s primary purpose is to exercise certain powers of the Board when the Board is not in session. When the Board is not in session, the Committee may exercise all powers of the Board in the management of the business of the Fund Complex except the power to 1) authorize dividends or distributions on stock; 2) issue stock, except as permitted by law; 3) recommend to the stockholders any action which requires stockholder approval; 4) amend the bylaws; or 5) approve any merger or share exchange which does not require stockholder approval.

The Nominating and Governance Committee’s primary purpose is to oversee the structure and efficiency of the Board and the committees established by the Board. The Committee responsibilities include evaluating Board membership and functions, committee membership and functions, insurance coverage, and legal matters. The nominating functions of the Committee include selecting and nominating all candidates who are not “interested persons” of the Fund Complex for election to the Board. Generally, the Committee requests director nominee suggestions from the committee members and management. In addition, the Committee will consider Director candidates recommended by shareholders of the Fund Complex. Recommendations should be submitted in writing to Principal Funds, Inc. at 711 High Street, Des Moines, IA 50392. When evaluating a person as a potential nominee to serve as an Independent Director, the Committee will generally consider, among other factors: age; education; relevant business experience; geographical factors; whether the person is “independent” and otherwise qualified under applicable laws and regulations to serve as a director; and whether the person is willing to serve, and willing and able to commit the time necessary for attendance at meetings and the performance of the duties of an independent director. The Committee also meets personally with the nominees and conducts a reference check. The final decision is based on a combination of factors, including the strengths and the experience an individual may bring to the Board. The Committee believes the Board generally benefits from diversity of background, experience and views among its members, and considers these factors in evaluating the composition of the Board. The Board does not use regularly the services of any professional search firms to identify or evaluate or assist in identifying or evaluating potential candidates or nominees.

18

The Operations Committee’s primary purpose is to oversee the provision of administrative and distribution services to the Funds Complex, communications with the Fund Complex’s shareholders, and review and oversight of the Fund Complex’s operations.

Additional information about the Fund is available in the Prospectus dated March 1, 2019, and the Statement of Additional Information dated March 1, 2019. These documents may be obtained free of charge by writing Principal Funds, Inc., P.O. Box 8024, Boston, MA 02266-8024 or telephoning 1-800-222-5852. The prospectus may be viewed at www.PrincipalFunds.com/prospectuses.

PROXY VOTING POLICIES

A description of the policies and procedures the Fund uses to determine how to vote proxies relating to portfolio securities and the results of the proxy votes for the most recent twelve months ended June 30 may be obtained free of charge by telephoning 1-800-222-5852, or on the SEC website at www.sec.gov.

SCHEDULES OF INVESTMENTS

The Fund files complete schedules of investments with the Securities and Exchange Commission as of January 31 and July 31 each year as a part of Form N-PORT. The Fund’s Form N-PORT can be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. or on the Commission’s website at www.sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-8090.

19

BOARD CONSIDERATION OF INVESTMENT ADVISORY CONTRACTS

During the period covered by this report, the Board of Directors of Principal Funds, Inc. (“PFI”) approved (1) a Subadvisory Agreement with Finisterre Capital, LLP related to the Global Diversified Income Fund; (2) Amended Subadvisory Agreements with Principal Real Estate Investors, LLC and Spectrum Asset Management, Inc. related to the Global Diversified Income Fund; (3) an Amended Management Agreement with Principal Global Investors, LLC and Amended Subadvisory Agreements with Los Angeles Capital Management and Equity Research, Inc. and Victory Capital Management Inc. related to the MidCap Value Fund I; (4) an Amended Subadvisory Agreement with Principal Real Estate Investors, LLC related to the Real Estate Securities Fund and the Global Real Estate Securities Fund; (5) a Subadvisory Agreement with Post Advisory Group, LLC related to the High Yield Fund I; (6) an Amended Subadvisory Agreement with Post Advisory Group, Inc. related to the Global Diversified Income Fund; and (7) an Amended Management Agreement with Principal Global Investors, LLC and Subadvisory Agreement with Finisterre Capital, LLC related to the Finisterre Unconstrained Emerging Markets Bond Fund.

Finisterre Capital, LLP Subadvisory Agreement

On December 11, 2018, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of a subadvisory agreement (the “SubadvisoryAgreement”) among Principal Global Investors, LLC (the “Manager”) and Finisterre Capital, LLP (the “Subadvisor”) with respect to the emerging markets debt investment sleeve of the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Subadvisory currently provides subadvisory serves for other PFI funds, and that the Board has reviewed and approved for renewal those subadvisory agreements at its September 2018 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.

The Board reviewed the historical one-year and since inception (October 1, 2016) performance returns as of September 30, 2018, gross and net of proposed fees, of the Subadvisor in a composite managed in accordance with the proposed investment strategy for the emerging markets debt investment sleeve of the Fund, as compared to the historical performance returns (gross of fees) of a current subadvisor to the Fund’s emerging markets debt investment sleeve and a relevant benchmark index. The Board concluded, based upon the information provided, that the Subadvisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. The Board also considered that the Subadvisor’s appointment is contingent upon the Fund’s shareholders approving the Subadvisory Agreement, which will involve the costs of holding a shareholder meeting. In this connection, they noted the Manager’s proposed addition of a seven-basis point contractual fee waiver through February 29, 2020. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted that the Subadvisor does not engage in soft dollar trading. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Approval of Amended Subadvisory Agreements for Global Diversified Income Fund

On December 11, 2018, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of (1) an amended fee schedule under the subadvisory agreement between Principal Global Investors, LLC (the “Manager”) and Principal Real Estate Investors, LLC (“Principal-REI” or a “Subadvisor”) with respect to the global real estate investment sleeve of the Fund (the “Principal-REI Subadvisory Agreement”), which would result in a reduction of Principal-REI’s subadvisory fee rate at all asset levels; and (2) an amended fee schedule under the subadvisory agreement between the Manager and Spectrum Asset Management, Inc. (“Spectrum” or a “Subadvisor”) with respect to the preferred securities investment sleeve of the Fund (the “Spectrum Subadvisory Agreement”), which would result in a reduction of Spectrum’s subadvisory fee rate at current asset levels and an increase in Spectrum’s subadvisory fee rate at significantly higher asset levels. (The Principal-REI Subadvisory Agreement and the Spectrum Subadvisory Agreement are referred to as the “Subadvisory Agreements.”)

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The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not impact the quality or extent of the services the Subadvisors provide to the Fund and that each Subadvisor’s obligations under the applicable Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by each Subadvisor under the applicable Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreements at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreements.

Approval of Amended Management and Subadvisory Agreements for MidCap Value Fund I

On December 11, 2018, the Board considered for the MidCap Value Fund I (the “Fund”) the approval of: (1) an amended fee schedule under the management agreement (the “ManagementAgreement”) between PFI, for the Fund, and Principal Global Investors, LLC (the “Manager”), which would result in a reduction of the management fee rate at all asset levels; (2) an amended fee schedule under the subadvisory agreement between the Manager and Los Angeles Capital Management and Equity Research, Inc. (“LA Capital” or a “Subadvisor”) with respect to the Fund (a “Subadvisory Agreement”) which would add new breakpoints to LA Capital’s subadvisory fee schedule; and (3) an amended fee schedule under the subadvisory agreement between the Manager and Victory Capital Management Inc. (“Victory” or a “Subadvisor”) with respect to the Fund (a “Subadvisory Agreement”), which would add new breakpoints to Victory’s subadvisory fee schedule. (The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”)

The Board reviewed materials received from the Manager regarding the proposed changes in the management fee and subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the management fee and subadvisory fee schedules would not reduce the nature, the quality or quantity of the services the Manager and the Subadvisors provide to the Fund and that the obligations of the Manager and each Subadvisor under the applicable Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Advisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Advisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager and each Subadvisor under the applicable Advisory Agreement and had concluded, based upon the information provided, that the terms of each Advisory Agreement were reasonable and that approval of each Advisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Advisory Agreements reduced management and subadvisory fees at this time and, accordingly, recommended to the Board of Directors the approval of the amended Advisory Agreements.

Approval of Amended Subadvisory Agreements for Real Estate Securities Fund and Global Real Estate Securities Fund

On December 11, 2018, the Board considered for each of the Real Estate Securities Fund and the Global Real Estate Securities Fund (each, a “Fund”) the approval of an amended fee schedule under a subadvisory agreement (each, a “Subadvisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Principal Real Estate Investors, LLC (the “Subadvisor”), which would result in a reduction of the subadvisory fee rate at all asset levels.

The Board reviewed materials received from the Manager regarding the proposed changes in the subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the subadvisory fee schedules would not reduce the quality or quantity of the services provided by the Subadvisor to each Fund and that the Subadvisor’s obligations under each Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Subadvisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for each Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under each Subadvisory Agreement and had concluded, based upon the information provided, that the terms of each Subadvisory Agreement were reasonable and that approval of each Subadvisory Agreement was in the best interests of the applicable Fund.

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Based upon all of the information considered, the Board concluded that it was in the best interests of each Fund to approve the applicable amended Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of each amended Subadvisory Agreement.

Post Advisory Group, LLC Subadvisory Agreement

On March 12, 2019, the Board met to consider for High Yield Fund I (the “Fund”) the approval of a subadvisory agreement (the “Subadvisory Agreement”) among Principal Global Investors, LLC (the “Manager”) and Post Advisory Group, LLC (the “Subadvisor”) with respect to an actively managed investment sleeve of the Fund.

Nature, Quality and Extent of Services

The Board considered the nature, quality and extent of the services expected to be provided under the Subadvisory Agreement. The Board considered the reputation, qualifications and background of the Subadvisor, the investment approach of the Subadvisor, the experience and skills of the Subadvisor’s investment personnel who would be responsible for the day-to-day management of the Fund and the resources made available to such personnel. The Board noted that the Subadvisory currently provides subadvisory serves for other PFI funds, and that the Board has reviewed and approved for renewal those subadvisory agreements at its September 2018 Board meeting. In addition, the Board considered the Manager’s program for recommending, monitoring and replacing subadvisors and that the Manager recommended the Subadvisor based upon that program.

The Board reviewed the historical one, three, five and ten year performance returns as of December 31, 2018, gross and net of proposed fees, of the Subadvisor in a composite managed in accordance with the proposed investment strategy for the actively managed investment sleeve of the Fund that the Subadvisor is proposed to manage, as compared to the historical performance returns of the current subadvisor to that investment sleeve and a relevant benchmark index. The Board concluded, based upon the information provided, that the Subadvisor is qualified.

Fees, Economies of Scale and Profitability

The Board considered the proposed subadvisory fee, noting that the Manager compensates subadvisors from its own management fee so that shareholders pay only the management fee. The Board considered whether there are economies of scale with respect to the subadvisory services to be provided to the Fund under the Subadvisory Agreement. The Board noted that the proposed subadvisory fee schedule includes breakpoints and concluded that the subadvisory fee schedule reflects an appropriate recognition of economies of scale at currently anticipated asset levels. The Board considered the Manager’s statement that it found the proposed subadvisory fee schedule to be competitive. The Board also considered that the Subadvisor’s appointment is contingent upon the Fund’s shareholders approving the Subadvisory Agreement, which will involve the costs of holding a shareholder meeting. On the basis of the information provided, the Board concluded that the proposed subadvisory fee was reasonable.

Other Benefits

The Board also considered the character and amount of other fall-out benefits to be received by the Subadvisor. The Board noted that the portfolio trades for the investment sleeve to be managed by the Subadvisor would not generate commissions, and therefore soft dollars would not be applicable. The Board concluded that, on the basis of the information provided, the proposed subadvisory fee was reasonable.

Overall Conclusions

Based upon all of the information considered and the conclusions reached, the Board determined that the terms of the Subadvisory Agreement are fair and reasonable and that approval of the Subadvisory Agreement is in the best interests of the Fund.

Post Advisory Group, LLC Amended Subadvisory Agreement

On March 12, 2019, the Board considered for the Global Diversified Income Fund (the “Fund”) the approval of an amended subadvisory agreement (the “Subadvisory Agreement”) between Principal Global Investors, LLC (the “Manager”) and Post Advisory Group, LLC (the “Subadvisor”) in connection with a proposal to change the methodology for calculating the subadvisory fee and to add a breakpoint to the subadvisory fee schedule.

The Board reviewed materials received from the Manager regarding the proposed amendment to the Fund’s Subadvisory Agreement and noted that because the subadvisory fee was paid by the Manager, the change in the calculation methodology for the subadvisory fee and the addition of a breakpoint to the subadvisory fee schedule would not change the management fee paid by the Fund. The Board considered the Manager’s representation that the amendment would not reduce the quality or quantity of the services the Subadvisor provides to the Fund and that the Subadvisor’s obligations under the Subadvisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of the Subadvisory Agreement other than to the methodology for calculating the subadvisory fee and the addition of a breakpoint to the subadvisory fee schedule.

The Board considered that they had last approved the Subadvisory Agreement for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Subadvisor under the Subadvisory Agreement and had concluded,

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based upon the information provided, that the terms of the Subadvisory Agreement were reasonable and that approval of the Subadvisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Subadvisory Agreement at this time and, accordingly, recommended to the Board of Directors the approval of the amended Subadvisory Agreement.

Approval of Amended Management and Subadvisory Agreements for Finisterre Unconstrained Emerging Markets Bond Fund

On March 12, 2019, the Board considered for the Finisterre Unconstrained Emerging Markets Bond Fund (the “Fund”) the approval of: (1) an amended management agreement (the “Management Agreement”) between PFI, for the Fund, and Principal Global Investors, LLC (the “Manager”), in connection with a proposal to amend the management fee schedule that would result in a reduction in the management fee rate at all asset levels; and (2) an amended subadvisory agreement between the Manager and Finisterre Capital, LLC (the “Subadvisor”) with respect to the Fund (a “Subadvisory Agreement”) in connection with a proposal to amend the subadvisory fee schedule that would add new breakpoints and result in a lower subadvisory fee rate at certain asset levels. The Management Agreement and the Subadvisory Agreements are together referred to as the “Advisory Agreements.”

The Board reviewed materials received from the Manager regarding the proposed changes in the management fee and subadvisory fee schedules. The Board considered the Manager’s representation that the changes in the management fee and subadvisory fee schedules would not reduce the quality or quantity of the services the Manager and the Subadvisor provide to the Fund and that the obligations of the Manager and the Subadvisor under the applicable Advisory Agreement would remain the same in all material respects. The Board also considered that the Manager was not proposing any material changes to the terms of any Advisory Agreement other than to the fee schedule.

The Board considered that they had last approved the Advisory Agreements for the Fund during the annual contract renewal process that concluded at the Board of Directors’ September 2018 meeting. They noted that during the annual contract renewal process, they had considered the nature, quality and extent of the services provided by the Manager and the Subadvisor under the applicable Advisory Agreement and had concluded, based upon the information provided, that the terms of each Advisory Agreement were reasonable and that approval of each Advisory Agreement was in the best interests of the Fund.

Based upon all of the information considered, the Board concluded that it was in the best interests of the Fund to approve the amended Advisory Agreements at this time and, accordingly, recommended to the Board of Directors the approval of the amended Advisory Agreements.

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Special Meeting of Shareholders
Principal Funds, Inc. – MidCap Value Fund III
Held April 5, 2019

1. Shareholders of the MidCap Value Fund III voted to approve a Plan of Acquisition providing for the reorganization of the MidCap Value Fund III into MidCap Value Fund I.

In Favor	Opposed	Abstain
47,374,591.000	21,272.000	30,992.000

	Special Meeting of Shareholders
	Principal Funds, Inc.
	Held April 25, 2019

1. Election of Board of Directors.

	For	Withheld
Ballantine	12,736,375,875.836	392,415,903.137
Barnes	12,721,375,051.848	407,416,727.125
Damos	12,700,790,898.144	428,000,880.829
Grimmett	12,716,449,359.614	412,342,419.359
Hirsch	12,711,116,734.002	417,675,044.971
Huang	12,731,541,889.427	397,249,889.546
McMillan	12,751,851,243.595	376,940,535.378
Nickels	12,760,972,969.127	367,818,809.846
VanDeWeghe	12,745,791,367.482	383,000,411.491
Beer	12,706,497,212.449	422,294,566.524
Dunbar	12,712,526,433.112	416,265,345.861
Halter	12,710,379,929.381	418,411,849.592

3. Approval of a new Sub-Advisory Agreement with Finisterre Capital LLP for the Global Diversified Income Fund.

	For	Against	Abstain	Broker Non-Vote
Global Diversified Income Fund	206,346,060.589	2,753,236.504	5,473,360.558	92,304,522.44

4. Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with wholly-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Fund without o btaining shareholder approval (Group A Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	7,632,139.822	538,475.555	788,655.289	7,621,883.169
Core Plus Bond Fund	266,081,012.903	9,815,879.616	10,020,920.092	2,727,039.045
Diversified International Fund	839,129,975.011	69,570,386.739	33,287,102.115	7,195,414.163
Equity Income Fund	159,725,397.726	11,522,894.631	11,120,010.905	33,023,226.869
Global Real Estate Securities Fund	187,259,825.197	991,539.590	4,508,463.721	41,915,680.813
Government & High Quality Bond Fund	111,092,459.513	1,950,391.788	3,295,744.051	14,099,830.764
High Yield Fund	173,512,349.604	6,580,563.854	3,746,839.266	74,691,889.403
High Yield Fund I	312,315,574.195	46,574,543.751	21,513,938.976	1,670,475.209
Income Fund	240,051,813.045	23,178,841.083	4,975,617.243	25,765,421.073
Inflation Protection Fund	93,768,572.166	94,037,799.184	106,823.583	952,585.647
International Emerging Markets Fund	25,914,064.028	1,817,301.786	998,564.563	1,682,817.983
International Fund I	24,416,392.541	465,097.272	68,157.598	1,501,326.656
LargeCap Growth Fund	44,901,786.532	8,347,111.319	4,869,837.154	6,342,759.486
LargeCap Growth Fund I	346,060,855.922	52,407,253.261	48,176,222.579	104,678,134.877
LargeCap S&P 500 Index Fund	227,372,216.535	28,980,668.937	22,289,836.001	26,353,263.420
LargeCap Value Fund III	110,114,016.367	502,751.676	18,404,633.690	1,179,449.443
MidCap Fund	276,764,709.401	5,562,823.197	2,759,505.462	82,794,654.550
MidCap Growth Fund	14,677,675.635	1,565,329.202	1,289,748.916	1,470,321.883
MidCap Growth Fund III	50,741,455.675	43,945,323.575	684,119.005	806,515.646
MidCap S&P 400 Index Fund	40,093,514.714	4,474,673.389	5,179,134.167	5,806,881.149
MidCap Value Fund I	56,747,925.437	5,089,742.937	4,332,038.436	1,530,879.835
MidCap Value Fund III	48,430,625.982	3,525,762.041	1,787,139.060	811,638.994
Money Market Fund	258,165,866.102	90,684,370.758	30,959,761.317	19,304,755.190

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	For	Against	Abstain	Broker Non-Vote
Overseas Fund	208,466,587.720	18,572.853	-	411,880.974
Principal Capital Appreciation Fund	18,138,520.881	2,975,831.357	891,860.800	3,666,650.690
SAM Balanced Portfolio	158,284,074.700	18,023,454.159	10,467,606.527	35,769,411.838
SAM Conservative Balanced Portfolio	88,657,730.195	11,397,333.647	2,153,848.753	28,889,552.873
SAM Conservative Growth Portfolio	71,328,832.247	40,460,952.304	1,796,222.358	22,161,855.561
SAM Flexible Income Portfolio	122,920,915.298	4,945,275.811	18,411,012.553	38,941,467.872
SAM Strategic Growth Portfolio	40,063,153.463	24,698,478.984	1,129,102.715	11,549,369.421
Short-Term Income Fund	287,995,692.468	35,457,888.542	4,235,580.220	43,168,334.299
SmallCap Fund	14,727,819.969	2,910,390.173	900,766.733	3,387,570.106
SmallCap Growth Fund I	103,403,577.647	20,648,414.289	12,221,827.402	2,365,041.424
SmallCap S&P 600 Index Fund	30,421,238.910	4,323,020.144	3,003,546.682	4,726,802.361
SmallCap Value Fund II	63,194,403.671	16,139,806.302	14,787,286.671	1,401,103.878
Tax-Exempt Bond Fund	13,553,435.408	695,800.232	625,555.355	11,707,204.857

5.Approval of the ability of Principal Global Investors, LLC to enter into and/or materially amend agreements with majority-owned affiliated sub-advisors, as defined in the proposal, on behalf of the Fund without obtaining shareholder approval (Group A Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	7,650,243.989	539,501.168	769,525.509	7,621,883.169
Core Plus Bond Fund	264,818,305.523	10,794,859.466	10,304,647.622	2,727,039.045
Diversified International Fund	832,065,408.201	69,659,310.392	40,262,745.272	7,195,414.163
Equity Income Fund	163,339,594.663	13,522,968.005	5,505,740.594	33,023,226.869
Global Real Estate Securities Fund	187,088,897.689	1,168,516.870	4,502,413.949	41,915,680.813
Government & High Quality Bond Fund	111,051,530.557	1,735,060.543	3,552,004.252	14,099,830.764
High Yield Fund	173,377,313.327	6,674,271.305	3,788,168.092	74,691,889.403
High Yield Fund I	305,791,861.545	53,098,256.401	21,513,938.976	1,670,475.209
Income Fund	239,498,653.076	23,320,724.095	5,386,894.200	25,765,421.073
Inflation Protection Fund	70,191,821.477	117,366,190.617	355,182.839	952,585.647
International Emerging Markets Fund	25,901,283.807	1,830,082.007	998,564.563	1,682,817.983
International Fund I	24,404,580.302	466,441.607	78,625.502	1,501,326.656
LargeCap Growth Fund	44,876,438.913	8,398,614.235	4,843,681.857	6,342,759.486
LargeCap Growth Fund I	343,455,728.819	55,689,155.661	47,499,447.282	104,678,134.877
LargeCap S&P 500 Index Fund	226,225,894.898	30,522,021.366	21,894,805.209	26,353,263.420
LargeCap Value Fund III	109,003,155.004	503,443.185	19,514,803.544	1,179,449.443
MidCap Fund	276,553,660.663	5,770,388.815	2,762,988.582	82,794,654.550
MidCap Growth Fund	14,669,193.300	1,561,753.797	1,301,806.656	1,470,321.883
MidCap Growth Fund III	50,740,432.426	43,946,346.824	684,119.005	806,515.646
MidCap S&P 400 Index Fund	39,967,623.694	4,530,267.853	5,249,430.723	5,806,881.149
MidCap Value Fund I	56,747,160.993	5,090,507.365	4,332,038.452	1,530,879.835
MidCap Value Fund III	48,102,499.355	3,874,316.935	1,766,710.793	811,638.994
Money Market Fund	296,811,662.595	52,051,981.601	30,946,353.981	19,304,755.190
Overseas Fund	208,466,587.720	18,572.853	-	411,880.974
Principal Capital Appreciation Fund	18,138,006.834	2,944,905.725	923,300.479	3,666,650.690
SAM Balanced Portfolio	157,902,871.437	17,775,057.965	11,097,205.984	35,769,411.838
SAM Conservative Balanced Portfolio	88,726,742.771	11,172,288.924	2,309,880.900	28,889,552.873
SAM Conservative Growth Portfolio	70,218,381.891	41,551,670.249	1,815,954.769	22,161,855.561
SAM Flexible Income Portfolio	122,935,572.772	4,844,150.472	18,497,480.418	38,941,467.872
SAM Strategic Growth Portfolio	39,993,619.989	24,780,409.322	1,116,705.851	11,549,369.421
Short-Term Income Fund	287,889,682.868	17,194,170.418	22,605,307.944	43,168,334.299
SmallCap Fund	14,682,129.185	2,938,338.210	918,509.480	3,387,570.106
SmallCap Growth Fund I	104,906,628.321	19,155,041.540	12,212,149.477	2,365,041.424
SmallCap S&P 600 Index Fund	30,370,907.386	4,326,066.793	3,050,831.557	4,726,802.361
SmallCap Value Fund II	56,761,825.101	16,187,667.393	21,172,004.150	1,401,103.878
Tax-Exempt Bond Fund	13,585,289.481	693,418.489	596,083.025	11,707,204.857

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6A. Approval of an amended fundamental investment restriction relating to commodities for the Fund (each Fund).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	7,858,485.903	322,436.879	778,347.884	7,621,883.169
Core Plus Bond Fund	266,048,673.775	6,926,623.954	12,942,514.882	2,727,039.045
Diversified International Fund	845,784,642.229	38,424,406.610	57,778,415.026	7,195,414.163
Equity Income Fund	173,581,539.845	4,016,002.659	4,770,760.758	33,023,226.869
Finisterre Unconstrained Emerging Markets	2,835,255.604	2,817.000	5,528.170	890,395.042
Bond Fund
Global Diversified Income Fund	206,185,004.478	2,703,496.749	5,684,156.424	92,304,522.044
Global Real Estate Securities Fund	187,415,515.247	817,097.587	4,527,215.674	41,915,680.813
Government & High Quality Bond Fund	110,126,164.054	1,251,144.319	4,961,286.979	14,099,830.764
Government Money Market Fund	2,699,970,350.050	-	-	N/A
High Yield Fund	174,291,575.156	5,317,958.074	4,230,219.494	74,691,889.403
High Yield Fund I	332,842,756.555	43,920.180	47,517,380.187	1,670,475.209
Income Fund	247,148,156.740	11,464,508.655	9,593,605.976	25,765,421.073
Inflation Protection Fund	160,121,926.503	26,351,904.673	1,439,363.757	952,585.647
International Emerging Markets Fund	27,012,683.460	593,625.500	1,123,621.417	1,682,817.983
International Fund I	24,596,214.663	79,373.103	274,059.645	1,501,326.656
LargeCap Growth Fund	52,385,894.697	1,705,390.617	4,027,449.691	6,342,759.486
LargeCap Growth Fund I	355,358,728.261	30,481,441.324	60,804,162.177	104,678,134.877
LargeCap S&P 500 Index Fund	235,792,192.097	16,412,876.287	26,437,653.089	26,353,263.420
LargeCap Value Fund III	108,632,031.845	307,212.475	20,082,157.413	1,179,449.443
MidCap Fund	279,827,812.846	2,332,224.558	2,927,000.656	82,794,654.550
MidCap Growth Fund	15,143,179.364	1,270,463.218	1,119,111.171	1,470,321.883
MidCap Growth Fund III	56,766,889.933	37,915,355.281	688,653.041	806,515.646
MidCap S&P 400 Index Fund	41,662,479.168	3,109,625.166	4,975,217.936	5,806,881.149
MidCap Value Fund I	58,616,851.821	6,263,020.822	1,289,834.167	1,530,879.835
MidCap Value Fund III	50,232,204.670	895,488.260	2,615,834.153	811,638.994
Money Market Fund	309,535,876.110	36,075,013.224	34,199,108.843	19,304,755.190
Overseas Fund	208,466,604.401	18,556.172	-	411,880.974
Principal Capital Appreciation Fund	20,070,635.968	1,198,211.098	737,365.972	3,666,650.690
Principal LifeTime 2010 Fund	29,196,697.167	1,832,982.499	9,291,375.383	1,027,046.892
Principal LifeTime 2015 Fund	34,530,950.004	215,138.570	7,846,696.992	511,735.713
Principal LifeTime 2020 Fund	245,508,185.816	8,525,910.896	42,874,721.572	5,638,880.028
Principal LifeTime 2025 Fund	107,729,763.248	6,111,564.769	20,419,422.791	2,063,124.826
Principal LifeTime 2030 Fund	231,149,216.761	31,241,601.661	115,866,562.523	5,920,079.839
Principal LifeTime 2035 Fund	77,109,749.002	3,953,101.991	19,182,048.094	1,120,643.618
Principal LifeTime 2040 Fund	208,490,902.912	13,751,744.296	22,752,083.159	2,704,465.564
Principal LifeTime 2045 Fund	63,721,538.700	257,274.164	5,615,126.286	280,845.740
Principal LifeTime 2050 Fund	99,973,395.685	5,214,698.640	37,611,439.864	1,606,932.169
Principal LifeTime 2055 Fund	27,658,974.833	1,388,919.522	2,527,616.691	151,197.858
Principal LifeTime 2060 Fund	10,605,201.087	6,132,109.807	5,308,763.382	141,413.011
Principal LifeTime 2065 Fund	744,123.521	358,871.733	160.588	N/A
Principal Life Time Hybrid 2015 Fund	6,623,551.926	748,824.413	620,107.354	149,450.935
Principal Life Time Hybrid 2020 Fund	21,221,767.647	795,027.590	2,076,921.594	515,767.840
Principal Life Time Hybrid 2025 Fund	13,925,179.190	667,372.210	796,360.266	868,142.228
Principal Life Time Hybrid 2030 Fund	17,195,183.257	448,264.534	1,430,448.483	1,060,182.276
Principal Life Time Hybrid 2035 Fund	9,093,574.923	140,612.259	464,647.062	1,152,235.958
Principal Life Time Hybrid 2040 Fund	7,687,737.282	763,513.130	3,338,306.791	1,481,144.162
Principal Life Time Hybrid 2045 Fund	4,374,125.672	278,024.338	1,201,013.304	661,776.310
Principal Life Time Hybrid 2050 Fund	4,908,395.353	52,077.088	254,200.130	342,348.000
Principal Life Time Hybrid 2055 Fund	1,785,790.129	-	136.571	91,077.280
Principal Life Time Hybrid 2060 Fund	345,544.795	-	162,814.330	19,583.471
Principal Life Time Hybrid 2065 Fund	62,624.749	1,002.435	-	N/A
Principal Life Time Hybrid Income Fund	3,454,184.072	485,967.394	363,321.596	98,009.927
Principal LifeTime Strategic Income Fund	29,269,051.252	221,378.313	4,600,805.720	846,047.681
Real Estate Securities Fund	78,135,587.604	7,583,360.786	2,070,414.151	18,456,438.758
SAM Balanced Portfolio	159,498,223.214	16,825,809.429	10,451,102.743	35,769,411.838
SAM Conservative Balanced Portfolio	97,936,411.881	967,419.904	3,305,080.810	28,889,552.873
SAM Conservative Growth Portfolio	75,898,318.208	36,555,932.935	1,131,755.766	22,161,855.561
SAM Flexible Income Portfolio	123,475,809.182	3,991,514.827	18,809,879.653	38,941,467.872
SAM Strategic Growth Portfolio	64,791,189.226	493,797.498	605,748.438	11,549,369.421
Short-Term Income Fund	290,736,891.013	32,758,322.851	4,193,947.366	43,168,334.299
SmallCap Fund	14,973,997.373	2,707,878.359	857,101.143	3,387,570.106
SmallCap Growth Fund I	107,614,251.659	8,919,362.940	19,740,204.739	2,365,041.424
SmallCap S&P 600 Index Fund	31,503,810.363	3,211,134.410	3,032,860.963	4,726,802.361
SmallCap Value Fund II	69,535,191.985	15,076,441.369	9,509,863.290	1,401,103.878
Tax-Exempt Bond Fund	13,938,129.123	248,172.144	688,489.728	11,707,204.857

26

6B. Approval of an amended fundamental investment restriction relating to diversification for the California Municipal Fund.

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	8,060,193.850	220,801.082	678,275.734	7,621,883.169

6C. Approval of an amended fundamental investment restriction relating to concentration for the Fund (Group B Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
California Municipal Fund	8,016,685.429	205,764.237	736,821.000	7,621,883.169
Core Plus Bond Fund	268,942,727.167	4,093,921.004	12,881,164.440	2,727,039.045
Diversified International Fund	842,811,645.104	43,718,357.203	55,457,461.558	7,195,414.163
Equity Income Fund	174,637,349.018	4,150,933.877	3,580,020.367	33,023,226.869
Finisterre Unconstrained Emerging Markets	2,835,255.604	2,817.000	5,528.170	890,395.042
Bond Fund
Global Diversified Income Fund	205,958,510.994	2,728,000.745	5,886,145.912	92,304,522.044
Government & High Quality Bond Fund	110,038,306.259	1,375,129.942	4,925,159.151	14,099,830.764
Government Money Market Fund	2,699,970,350.050	-	-	N/A
High Yield Fund	175,364,153.254	4,118,798.731	4,356,800.739	74,691,889.403
High Yield Fund I	332,881,671.931	12,300.796	47,510,084.195	1,670,475.209
Income Fund	247,700,916.431	11,828,421.489	8,676,933.451	25,765,421.073
Inflation Protection Fund	161,200,707.806	26,326,946.189	385,540.938	952,585.647
International Emerging Markets Fund	27,143,235.711	440,351.874	1,146,342.792	1,682,817.983
International Fund I	24,606,682.566	79,373.102	263,591.743	1,501,326.656
LargeCap Growth Fund	52,743,525.371	1,782,861.144	3,592,348.490	6,342,759.486
LargeCap Growth Fund I	351,525,602.185	32,029,635.337	63,089,094.240	104,678,134.877
LargeCap Value Fund III	109,482,697.908	529,973.843	19,008,729.982	1,179,449.443
MidCap Fund	279,830,364.500	2,431,545.667	2,825,127.893	82,794,654.550
MidCap Growth Fund	15,444,532.770	1,231,334.022	856,886.961	1,470,321.883
MidCap Growth Fund III	56,735,918.189	37,945,303.776	689,676.290	806,515.646
MidCap Value Fund I	58,613,476.808	6,266,395.835	1,289,834.167	1,530,879.835
MidCap Value Fund III	50,215,237.478	2,449,946.868	1,078,342.737	811,638.994
Money Market Fund	311,253,232.564	30,073,346.771	38,483,418.842	19,304,755.190
Overseas Fund	208,466,604.401	18,556.172	-	411,880.974
Principal Capital Appreciation Fund	20,188,478.787	1,046,528.083	771,206.168	3,666,650.690
Short-Term Income Fund	305,738,943.089	17,677,202.589	4,273,015.552	43,168,334.299
SmallCap Fund	14,951,621.875	2,709,614.837	877,740.163	3,387,570.106
SmallCap Growth Fund I	107,327,645.934	9,202,208.296	19,743,965.108	2,365,041.424
SmallCap Value Fund II	69,409,985.510	15,201,647.971	9,509,863.163	1,401,103.878
Tax-Exempt Bond Fund	13,896,623.444	275,782.371	702,385.180	11,707,204.857

6D. Approval of an amended fundamental investment restriction relating to concentration for the Fund (Group C Funds, as set forth in the proposal, only).

	For	Against	Abstain	Broker Non-Vote
Principal LifeTime 2010 Fund	29,161,798.167	1,832,221.666	9,327,035.216	1,027,046.892
Principal LifeTime 2015 Fund	34,176,321.244	705,002.340	7,711,461.982	511,735.713
Principal LifeTime 2020 Fund	250,708,806.931	6,652,296.056	39,547,715.297	5,638,880.028
Principal LifeTime 2025 Fund	108,948,444.771	5,108,373.116	20,203,932.921	2,063,124.826
Principal LifeTime 2030 Fund	231,497,203.480	30,974,924.825	115,785,252.640	5,920,079.839
Principal LifeTime 2035 Fund	79,738,977.371	1,098,571.642	19,407,350.074	1,120,643.618
Principal LifeTime 2040 Fund	209,727,262.467	11,521,435.602	23,746,032.298	2,704,465.564
Principal LifeTime 2045 Fund	63,451,256.021	142,089.243	6,000,593.886	280,845.740
Principal LifeTime 2050 Fund	106,337,612.076	6,932,699.786	29,529,222.327	1,606,932.169
Principal LifeTime 2055 Fund	26,354,066.964	2,014,438.232	3,207,005.850	151,197.858
Principal LifeTime 2060 Fund	19,858,554.083	991,256.801	1,196,263.392	141,413.011
Principal LifeTime 2065 Fund	744,123.521	358,871.733	160.588	N/A
Principal Life Time Hybrid 2015 Fund	6,167,577.126	748,824.413	1,076,082.154	149,450.935
Principal Life Time Hybrid 2020 Fund	21,200,831.787	803,983.784	2,088,901.260	515,767.840
Principal Life Time Hybrid 2025 Fund	13,935,094.745	656,301.402	797,515.519	868,142.228
Principal Life Time Hybrid 2030 Fund	17,130,098.830	203,785.335	1,740,012.109	1,060,182.276
Principal Life Time Hybrid 2035 Fund	8,983,612.324	250,574.854	464,647.066	1,152,235.958
Principal Life Time Hybrid 2040 Fund	7,687,691.316	763,559.100	3,338,306.787	1,481,144.162
Principal Life Time Hybrid 2045 Fund	4,374,125.672	278,024.338	1,201,013.304	661,776.310
Principal Life Time Hybrid 2050 Fund	5,135,549.916	52,077.088	27,045.567	342,348.000
Principal Life Time Hybrid 2055 Fund	1,785,790.129	-	136.571	91,077.280
Principal Life Time Hybrid 2060 Fund	345,544.795	-	162,814.330	19,583.471
Principal Life Time Hybrid 2065 Fund	62,624.749	1,002.435	-	N/A

27

	For	Against	Abstain	Broker Non-Vote
Principal Life Time Hybrid Income Fund	3,329,133.672	481,419.300	492,920.090	98,009.927
Principal LifeTime Strategic Income Fund	29,469,882.717	177,665.820	4,443,686.748	846,047.681
SAM Balanced Portfolio	158,243,485.763	16,802,614.766	11,729,034.857	35,769,411.838
SAM Conservative Balanced Portfolio	97,891,831.191	887,750.193	3,429,331.211	28,889,552.873
SAM Conservative Growth Portfolio	75,768,516.268	36,687,863.669	1,129,626.972	22,161,855.561
SAM Flexible Income Portfolio	123,175,432.356	3,890,983.337	19,210,787.969	38,941,467.872
SAM Strategic Growth Portfolio	64,767,789.495	516,598.910	606,346.757	11,549,369.421

28

Principal Funds Distributor, Inc.
711 High Street
Des Moines, IA 50392-6370

Do not use this address for business correspondence

principalfunds.com

Investing involves risk, including possible loss of principal.

This shareholder report is published as general information for the shareholders of Principal Funds. This material is not authorized for distribution unless preceded or accompanied by a current prospectus or a summary prospectus that includes more information regarding the risk factors, expenses, policies, and objectives of the funds. Investors should read the prospectus or summary prospectus carefully before investing. To obtain a prospectus or summary prospectus, please contact your financial professional or call 800-222-5852.

Principal Funds are distributed by Principal Funds Distributor, Inc.

Due to size constraints, this filing is being made in two related submissions.  This submission is the second of the two related submissions.

The accession number of the previous related submission is as follows: 0000898745-19-000484

  2019 Principal Financial Services, Inc. | FV314-16 | 04/2019 | 806482-042021

ITEM 2 – CODE OF ETHICS

Not applicable to semi-annual reports.

ITEM 3 – AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable to semi-annual reports.

ITEM 4 – PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable to semi-annual reports.

ITEM 5 – AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEM 6 – SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7 – DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8 – PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9 – PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not applicable.

ITEM 10 – SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

None

ITEM 11 – CONTROLS AND PROCEDURES

a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b) There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12 – DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13 – EXHIBITS

(a)(1) Code of Ethics - Not applicable to semi-annual reports.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

Principal Funds, Inc.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 6/13/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Michael J. Beer

Michael J. Beer, President and CEO

Date 6/13/2019

By /s/ Tracy W. Bollin

Tracy W. Bollin, Chief Financial Officer

Date 6/13/2019